UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number:
811-05742
Name of Fund:
BlackRock FundsSM
BlackRock Advantage International Fund
BlackRock Advantage Large Cap Growth Fund
BlackRock Advantage Small Cap Core Fund
BlackRock Commodity Strategies Fund
BlackRock Energy Opportunities Fund
BlackRock Health Sciences Opportunities Portfolio
BlackRock High Equity Income Fund
BlackRock Mid-Cap Growth Equity Portfolio
BlackRock Technology Opportunities Fund
Fund Address:  100 Bellevue Parkway, Wilmington, DE 19809
Name and address of agent for service: John M. Perlowski, Chief Executive Officer, BlackRock FundsSM,
50 Hudson Yards, New York, NY 10001
Registrant's telephone number, including area code:
(800) 441-7762
Date of fiscal year end:
05/31/2026
Date of reporting period:
05/31/2026
Item 1 — Reports to Stockholders
(a) The Reports to Shareholders are attached herewith.

BlackRock Advantage International Fund

Institutional Shares | BROIX

Annual Shareholder Report — May 31, 2026

This annual shareholder report contains important information about BlackRock Advantage International Fund (the “Fund”) for the period of June 1, 2025 to May 31, 2026. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$56	0.50%
How did the Fund perform last year?
  For the reporting period ended May 31, 2026, the Fund's Institutional Shares returned 23.40%.
  For the same period, the Fund’s benchmark, the MSCI EAFE Index (Net) returned 22.80%.
What contributed to performance?
Financial stocks were the largest contributors to the Fund’s absolute performance, supported by healthy profitability for European banks, insurers, and U.K. financial services companies amid a higher-for-longer interest rate environment. This aspect of the Fund’s positioning was driven by sentiment measures that assess improving investor expectations, as well as trending insights looking at emerging themes in broker reports.
Traditional valuation measures successfully positioned the portfolio in the industrials sector, further contributing to results. Companies with businesses related to factory automation, electrical equipment, and infrastructure benefited from sustained corporate spending and supply-chain modernization efforts.
Macro-related measures focused on emerging themes such as digitalization, infrastructure investment, and technology adoption also contributed, led by Japanese information technology companies.
What detracted from performance?
While the Fund generated strong returns during the reporting period, some aspects of its positioning detracted. Holdings in certain consumer discretionary stocks, which were driven by non-traditional quality-related measures and a preference for lower volatility companies, detracted given the “risk on” tone in the market. Positioning in Denmark-based companies also detracted slightly.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.
Fund performance
Cumulative performance: June 1, 2016 through May 31, 2026
Initial investment of $10,000
See “Average annual total returns” for additional information on fund performance.
Average annual total returns
	1 Year	5 Years	10 Years
Institutional Shares	23.40%	10.31%	10.07%
MSCI EAFE Index (Net)	22.80	8.79	9.28
Key Fund statistics
Net Assets	$8,660,018,292
Number of Portfolio Holdings	499
Net Investment Advisory Fees	$25,465,344
Portfolio Turnover Rate	99%
The Fund's returns shown prior to June 12, 2017, are the returns of the Fund when it followed different investment strategies under the name BlackRock Global Opportunities Portfolio.
Past performance is not an indication of future results. Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit blackrock.com for more recent performance information.
What did the Fund invest in?
(as of May 31, 2026)
Geographic allocation
Country	Percent of Net Assets
Japan	24.0%
United Kingdom	11.8%
Germany	9.3%
France	9.0%
Australia	7.2%
Netherlands	6.3%
United States	6.2%
Switzerland	5.4%
Spain	4.9%
Italy	4.1%
Other#	11.1%
Short-Term Securities	0.8%
Liabilities in Excess of Other Assets	(0.1)%
Ten largest holdings
Security(a)	Percent of Net Assets
ASML Holding NV	3.9%
ABB Ltd., Registered Shares	1.7%
Banco Santander SA	1.5%
HSBC Holdings PLC	1.4%
BHP Group Ltd.	1.4%
Shell PLC	1.4%
Siemens AG, Registered Shares	1.4%
Murata Manufacturing Co. Ltd.	1.4%
Nestle SA, Registered Shares	1.3%
Tokyo Electron Ltd.	1.3%
(a)	Excludes short-term securities.
#	Ten largest countries are presented. Additional countries are found in Other.
Additional information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.
Householding
The Fund will mail only one copy of shareholder documents, including prospectuses, annual and semi-annual reports and proxy statements, to shareholders with multiple accounts at the same address. This practice is commonly called “householding” and is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Fund at (800) 441-7762.
The Fund is not sponsored, endorsed, issued, sold, or promoted by MSCI Inc. and its affiliates, nor does this company make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the company listed above.
©2026 BlackRock, Inc. or its affiliates. All rights reserved. BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.
BlackRock Advantage International Fund
Institutional Shares | BROIX
Annual Shareholder Report — May 31, 2026
BROIX-05/26-AR

BlackRock Advantage International Fund
Investor A Shares | BROAX
Annual Shareholder Report — May 31, 2026

This annual shareholder report contains important information about BlackRock Advantage International Fund (the “Fund”) for the period of June 1, 2025 to May 31, 2026. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor A Shares	$84	0.75%
How did the Fund perform last year?
  For the reporting period ended May 31, 2026, the Fund's Investor A Shares returned 23.17%.
  For the same period, the Fund’s benchmark, the MSCI EAFE Index (Net) returned 22.80%.
What contributed to performance?
Financial stocks were the largest contributors to the Fund’s absolute performance, supported by healthy profitability for European banks, insurers, and U.K. financial services companies amid a higher-for-longer interest rate environment. This aspect of the Fund’s positioning was driven by sentiment measures that assess improving investor expectations, as well as trending insights looking at emerging themes in broker reports.
Traditional valuation measures successfully positioned the portfolio in the industrials sector, further contributing to results. Companies with businesses related to factory automation, electrical equipment, and infrastructure benefited from sustained corporate spending and supply-chain modernization efforts.
Macro-related measures focused on emerging themes such as digitalization, infrastructure investment, and technology adoption also contributed, led by Japanese information technology companies.
What detracted from performance?
While the Fund generated strong returns during the reporting period, some aspects of its positioning detracted. Holdings in certain consumer discretionary stocks, which were driven by non-traditional quality-related measures and a preference for lower volatility companies, detracted given the “risk on” tone in the market. Positioning in Denmark-based companies also detracted slightly.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.
Fund performance
Cumulative performance: June 1, 2016 through May 31, 2026
Initial investment of $10,000
See “Average annual total returns” for additional information on fund performance.
Average annual total returns
	1 Year	5 Years	10 Years
Investor A Shares	23.17%	10.04%	9.79%
Investor A Shares (with sales charge)	16.70	8.86	9.20
MSCI EAFE Index (Net)	22.80	8.79	9.28
Key Fund statistics
Net Assets	$8,660,018,292
Number of Portfolio Holdings	499
Net Investment Advisory Fees	$25,465,344
Portfolio Turnover Rate	99%
Assuming maximum sales charges. Average annual total returns with and without sales charges reflect reductions for service fees.
The Fund's returns shown prior to June 12, 2017, are the returns of the Fund when it followed different investment strategies under the name BlackRock Global Opportunities Portfolio.
Past performance is not an indication of future results. Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit blackrock.com for more recent performance information.
What did the Fund invest in?
(as of May 31, 2026)
Geographic allocation
Country	Percent of Net Assets
Japan	24.0%
United Kingdom	11.8%
Germany	9.3%
France	9.0%
Australia	7.2%
Netherlands	6.3%
United States	6.2%
Switzerland	5.4%
Spain	4.9%
Italy	4.1%
Other#	11.1%
Short-Term Securities	0.8%
Liabilities in Excess of Other Assets	(0.1)%
Ten largest holdings
Security(a)	Percent of Net Assets
ASML Holding NV	3.9%
ABB Ltd., Registered Shares	1.7%
Banco Santander SA	1.5%
HSBC Holdings PLC	1.4%
BHP Group Ltd.	1.4%
Shell PLC	1.4%
Siemens AG, Registered Shares	1.4%
Murata Manufacturing Co. Ltd.	1.4%
Nestle SA, Registered Shares	1.3%
Tokyo Electron Ltd.	1.3%
(a)	Excludes short-term securities.
#	Ten largest countries are presented. Additional countries are found in Other.
Additional information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.
Householding
The Fund will mail only one copy of shareholder documents, including prospectuses, annual and semi-annual reports and proxy statements, to shareholders with multiple accounts at the same address. This practice is commonly called “householding” and is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Fund at (800) 441-7762.
The Fund is not sponsored, endorsed, issued, sold, or promoted by MSCI Inc. and its affiliates, nor does this company make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the company listed above.
©2026 BlackRock, Inc. or its affiliates. All rights reserved. BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.
BlackRock Advantage International Fund
Investor A Shares | BROAX
Annual Shareholder Report — May 31, 2026
BROAX-05/26-AR

BlackRock Advantage International Fund

Investor C Shares | BROCX

Annual Shareholder Report — May 31, 2026

This annual shareholder report contains important information about BlackRock Advantage International Fund (the “Fund”) for the period of June 1, 2025 to May 31, 2026. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor C Shares	$167	1.50%
How did the Fund perform last year?
  For the reporting period ended May 31, 2026, the Fund's Investor C Shares returned 22.18%.
  For the same period, the Fund’s benchmark, the MSCI EAFE Index (Net) returned 22.80%.
What contributed to performance?
Financial stocks were the largest contributors to the Fund’s absolute performance, supported by healthy profitability for European banks, insurers, and U.K. financial services companies amid a higher-for-longer interest rate environment. This aspect of the Fund’s positioning was driven by sentiment measures that assess improving investor expectations, as well as trending insights looking at emerging themes in broker reports.
Traditional valuation measures successfully positioned the portfolio in the industrials sector, further contributing to results. Companies with businesses related to factory automation, electrical equipment, and infrastructure benefited from sustained corporate spending and supply-chain modernization efforts.
Macro-related measures focused on emerging themes such as digitalization, infrastructure investment, and technology adoption also contributed, led by Japanese information technology companies.
What detracted from performance?
While the Fund generated strong returns during the reporting period, some aspects of its positioning detracted. Holdings in certain consumer discretionary stocks, which were driven by non-traditional quality-related measures and a preference for lower volatility companies, detracted given the “risk on” tone in the market. Positioning in Denmark-based companies also detracted slightly.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.
Fund performance
Cumulative performance: June 1, 2016 through May 31, 2026
Initial investment of $10,000
See “Average annual total returns” for additional information on fund performance.
Average annual total returns
	1 Year	5 Years	10 Years
Investor C Shares	22.18%	9.22%	9.14%
Investor C Shares (with sales charge)	21.18	9.22	9.14
MSCI EAFE Index (Net)	22.80	8.79	9.28
Key Fund statistics
Net Assets	$8,660,018,292
Number of Portfolio Holdings	499
Net Investment Advisory Fees	$25,465,344
Portfolio Turnover Rate	99%
Assuming maximum sales charges. Average annual total returns with and without sales charges reflect reductions for distribution and service fees.
The Fund's returns shown prior to June 12, 2017, are the returns of the Fund when it followed different investment strategies under the name BlackRock Global Opportunities Portfolio.
Past performance is not an indication of future results. Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit blackrock.com for more recent performance information.
What did the Fund invest in?
(as of May 31, 2026)
Geographic allocation
Country	Percent of Net Assets
Japan	24.0%
United Kingdom	11.8%
Germany	9.3%
France	9.0%
Australia	7.2%
Netherlands	6.3%
United States	6.2%
Switzerland	5.4%
Spain	4.9%
Italy	4.1%
Other#	11.1%
Short-Term Securities	0.8%
Liabilities in Excess of Other Assets	(0.1)%
Ten largest holdings
Security(a)	Percent of Net Assets
ASML Holding NV	3.9%
ABB Ltd., Registered Shares	1.7%
Banco Santander SA	1.5%
HSBC Holdings PLC	1.4%
BHP Group Ltd.	1.4%
Shell PLC	1.4%
Siemens AG, Registered Shares	1.4%
Murata Manufacturing Co. Ltd.	1.4%
Nestle SA, Registered Shares	1.3%
Tokyo Electron Ltd.	1.3%
(a)	Excludes short-term securities.
#	Ten largest countries are presented. Additional countries are found in Other.
Additional information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.
Householding
The Fund will mail only one copy of shareholder documents, including prospectuses, annual and semi-annual reports and proxy statements, to shareholders with multiple accounts at the same address. This practice is commonly called “householding” and is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Fund at (800) 441-7762.
The Fund is not sponsored, endorsed, issued, sold, or promoted by MSCI Inc. and its affiliates, nor does this company make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the company listed above.
©2026 BlackRock, Inc. or its affiliates. All rights reserved. BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.
BlackRock Advantage International Fund
Investor C Shares | BROCX
Annual Shareholder Report — May 31, 2026
BROCX-05/26-AR

BlackRock Advantage International Fund

Class K Shares | BROKX

Annual Shareholder Report — May 31, 2026

This annual shareholder report contains important information about BlackRock Advantage International Fund (the “Fund”) for the period of June 1, 2025 to May 31, 2026. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class K Shares	$50	0.45%
How did the Fund perform last year?
  For the reporting period ended May 31, 2026, the Fund's Class K Shares returned 23.49%.
  For the same period, the Fund’s benchmark, the MSCI EAFE Index (Net) returned 22.80%.
What contributed to performance?
Financial stocks were the largest contributors to the Fund’s absolute performance, supported by healthy profitability for European banks, insurers, and U.K. financial services companies amid a higher-for-longer interest rate environment. This aspect of the Fund’s positioning was driven by sentiment measures that assess improving investor expectations, as well as trending insights looking at emerging themes in broker reports.
Traditional valuation measures successfully positioned the portfolio in the industrials sector, further contributing to results. Companies with businesses related to factory automation, electrical equipment, and infrastructure benefited from sustained corporate spending and supply-chain modernization efforts.
Macro-related measures focused on emerging themes such as digitalization, infrastructure investment, and technology adoption also contributed, led by Japanese information technology companies.
What detracted from performance?
While the Fund generated strong returns during the reporting period, some aspects of its positioning detracted. Holdings in certain consumer discretionary stocks, which were driven by non-traditional quality-related measures and a preference for lower volatility companies, detracted given the “risk on” tone in the market. Positioning in Denmark-based companies also detracted slightly.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.
Fund performance
Cumulative performance: June 1, 2016 through May 31, 2026
Initial investment of $10,000
See “Average annual total returns” for additional information on fund performance.
Average annual total returns
	1 Year	5 Years	10 Years
Class K Shares	23.49%	10.37%	10.12%
MSCI EAFE Index (Net)	22.80	8.79	9.28
Key Fund statistics
Net Assets	$8,660,018,292
Number of Portfolio Holdings	499
Net Investment Advisory Fees	$25,465,344
Portfolio Turnover Rate	99%
The Fund's returns shown prior to June 12, 2017, are the returns of the Fund when it followed different investment strategies under the name BlackRock Global Opportunities Portfolio.
Performance shown prior to the Class K Shares inception date of January 25, 2018 is that of Institutional Shares. The performance of the Class K Shares would be substantially similar to Institutional Shares because Class K Shares and Institutional Shares invest in the same portfolio of securities and performance would only differ to the extent that Class K Shares and Institutional Shares have different expenses. The actual returns of Class K Shares would have been higher than those of the Institutional Shares because Class K Shares have lower expenses than the Institutional Shares.
Past performance is not an indication of future results. Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit blackrock.com for more recent performance information.
What did the Fund invest in?
(as of May 31, 2026)
Geographic allocation
Country	Percent of Net Assets
Japan	24.0%
United Kingdom	11.8%
Germany	9.3%
France	9.0%
Australia	7.2%
Netherlands	6.3%
United States	6.2%
Switzerland	5.4%
Spain	4.9%
Italy	4.1%
Other#	11.1%
Short-Term Securities	0.8%
Liabilities in Excess of Other Assets	(0.1)%
Ten largest holdings
Security(a)	Percent of Net Assets
ASML Holding NV	3.9%
ABB Ltd., Registered Shares	1.7%
Banco Santander SA	1.5%
HSBC Holdings PLC	1.4%
BHP Group Ltd.	1.4%
Shell PLC	1.4%
Siemens AG, Registered Shares	1.4%
Murata Manufacturing Co. Ltd.	1.4%
Nestle SA, Registered Shares	1.3%
Tokyo Electron Ltd.	1.3%
(a)	Excludes short-term securities.
#	Ten largest countries are presented. Additional countries are found in Other.
Additional information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.
Householding
The Fund will mail only one copy of shareholder documents, including prospectuses, annual and semi-annual reports and proxy statements, to shareholders with multiple accounts at the same address. This practice is commonly called “householding” and is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Fund at (800) 441-7762.
The Fund is not sponsored, endorsed, issued, sold, or promoted by MSCI Inc. and its affiliates, nor does this company make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the company listed above.
©2026 BlackRock, Inc. or its affiliates. All rights reserved. BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.
BlackRock Advantage International Fund
Class K Shares | BROKX
Annual Shareholder Report — May 31, 2026
BROKX-05/26-AR

BlackRock Advantage International Fund

Class R Shares | BGORX

Annual Shareholder Report — May 31, 2026

This annual shareholder report contains important information about BlackRock Advantage International Fund (the “Fund”) for the period of June 1, 2025 to May 31, 2026. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R Shares	$111	1.00%
How did the Fund perform last year?
  For the reporting period ended May 31, 2026, the Fund's Class R Shares returned 22.86%.
  For the same period, the Fund’s benchmark, the MSCI EAFE Index (Net) returned 22.80%.
What contributed to performance?
Financial stocks were the largest contributors to the Fund’s absolute performance, supported by healthy profitability for European banks, insurers, and U.K. financial services companies amid a higher-for-longer interest rate environment. This aspect of the Fund’s positioning was driven by sentiment measures that assess improving investor expectations, as well as trending insights looking at emerging themes in broker reports.
Traditional valuation measures successfully positioned the portfolio in the industrials sector, further contributing to results. Companies with businesses related to factory automation, electrical equipment, and infrastructure benefited from sustained corporate spending and supply-chain modernization efforts.
Macro-related measures focused on emerging themes such as digitalization, infrastructure investment, and technology adoption also contributed, led by Japanese information technology companies.
What detracted from performance?
While the Fund generated strong returns during the reporting period, some aspects of its positioning detracted. Holdings in certain consumer discretionary stocks, which were driven by non-traditional quality-related measures and a preference for lower volatility companies, detracted given the “risk on” tone in the market. Positioning in Denmark-based companies also detracted slightly.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.
Fund performance
Cumulative performance: June 1, 2016 through May 31, 2026
Initial investment of $10,000
See “Average annual total returns” for additional information on fund performance.
Average annual total returns
	1 Year	5 Years	10 Years
Class R Shares	22.86%	9.77%	9.50%
MSCI EAFE Index (Net)	22.80	8.79	9.28
Key Fund statistics
Net Assets	$8,660,018,292
Number of Portfolio Holdings	499
Net Investment Advisory Fees	$25,465,344
Portfolio Turnover Rate	99%
Average annual total returns reflect reductions for distribution and service fees.
The Fund's returns shown prior to June 12, 2017, are the returns of the Fund when it followed different investment strategies under the name BlackRock Global Opportunities Portfolio.
Past performance is not an indication of future results. Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit blackrock.com for more recent performance information.
What did the Fund invest in?
(as of May 31, 2026)
Geographic allocation
Country	Percent of Net Assets
Japan	24.0%
United Kingdom	11.8%
Germany	9.3%
France	9.0%
Australia	7.2%
Netherlands	6.3%
United States	6.2%
Switzerland	5.4%
Spain	4.9%
Italy	4.1%
Other#	11.1%
Short-Term Securities	0.8%
Liabilities in Excess of Other Assets	(0.1)%
Ten largest holdings
Security(a)	Percent of Net Assets
ASML Holding NV	3.9%
ABB Ltd., Registered Shares	1.7%
Banco Santander SA	1.5%
HSBC Holdings PLC	1.4%
BHP Group Ltd.	1.4%
Shell PLC	1.4%
Siemens AG, Registered Shares	1.4%
Murata Manufacturing Co. Ltd.	1.4%
Nestle SA, Registered Shares	1.3%
Tokyo Electron Ltd.	1.3%
(a)	Excludes short-term securities.
#	Ten largest countries are presented. Additional countries are found in Other.
Additional information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.
Householding
The Fund will mail only one copy of shareholder documents, including prospectuses, annual and semi-annual reports and proxy statements, to shareholders with multiple accounts at the same address. This practice is commonly called “householding” and is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Fund at (800) 441-7762.
The Fund is not sponsored, endorsed, issued, sold, or promoted by MSCI Inc. and its affiliates, nor does this company make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the company listed above.
©2026 BlackRock, Inc. or its affiliates. All rights reserved. BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.
BlackRock Advantage International Fund
Class R Shares | BGORX
Annual Shareholder Report — May 31, 2026
BGORX-05/26-AR

BlackRock Advantage Large Cap Growth Fund

Institutional Shares | CMVIX

Annual Shareholder Report — May 31, 2026

This annual shareholder report contains important information about BlackRock Advantage Large Cap Growth Fund (the “Fund”) for the period of June 1, 2025 to May 31, 2026. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
This report describes changes to the Fund that occurred during the reporting period.
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$74	0.62%
How did the Fund perform last year?
  For the reporting period ended May 31, 2026, the Fund's Institutional Shares returned 37.34%.
  For the same period, the Fund’s benchmark, the Russell 1000 Index returned 28.85% and the Russell 1000 Growth Index returned 28.66%.
What contributed to performance?
Positioning in information technology was the largest contributor to Fund performance during the reporting period, driven primarily by successful stock selection in semiconductor and technology hardware companies that benefited from continued investment in artificial intelligence infrastructure and innovation-related spending. Industry and macroeconomic-based insights were particularly effective in identifying areas of the technology sector positioned to benefit from these favorable industry dynamics. Within communication services, consumer discretionary, industrials, healthcare and financials, holdings were supported by resilient earnings growth, favorable business trends and strong operating performance. Sentiment, fundamental, and theme-based insights further contributed by identifying companies with attractive growth prospects, research investment, profitability and earnings quality.
What detracted from performance?
While the Fund generated strong returns during the reporting period, several signals modestly offset otherwise positive performance. In particular, measures tied to growth expectations and consumer behavior trends underperformed. In addition, certain thematic and market-timing signals struggled as market leadership evolved differently than anticipated.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.
Fund performance
Cumulative performance: June 1, 2016 through May 31, 2026
Initial investment of $10,000
See “Average annual total returns” for additional information on fund performance.
Average annual total returns
	1 Year	5 Years	10 Years
Institutional Shares	37.34%	16.09%	18.44%
Russell 1000 Index	28.85	13.33	15.38
Russell 1000 Growth Index	28.66	15.73	18.86
Key Fund statistics
Net Assets	$1,933,605,456
Number of Portfolio Holdings	160
Net Investment Advisory Fees	$7,978,953
Portfolio Turnover Rate	98%
The Fund's returns shown prior to June 12, 2017, are the returns of the Fund when it followed different investment strategies under the name BlackRock Flexible Equity Fund.
Past performance is not an indication of future results. Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit blackrock.com for more recent performance information.
What did the Fund invest in?
(as of May 31, 2026)
Sector allocation
Sector(a)	Percent of Net Assets
Information Technology	51.4%
Communication Services	13.5%
Consumer Discretionary	10.9%
Health Care	7.0%
Industrials	6.7%
Financials	5.5%
Consumer Staples	2.7%
Energy	0.4%
Materials	0.1%
Short-Term Securities	1.1%
Other Assets Less Liabilities	0.7%
Ten largest holdings
Security(b)	Percent of Net Assets
NVIDIA Corp.	9.1%
Apple Inc.	7.2%
Microsoft Corp.	6.5%
Broadcom, Inc.	5.8%
Amazon.com, Inc.	4.8%
Alphabet, Inc., Class A	3.9%
Meta Platforms, Inc., Class A	3.9%
Tesla, Inc.	3.1%
Alphabet, Inc., Class C, NVS	2.9%
Advanced Micro Devices, Inc.	2.9%
(a)	For purposes of this report, sector sub-classifications may differ from those utilized by the Fund for compliance purposes.
(b)	Excludes short-term securities.
Material fund changes
This is a summary of certain changes to the Fund since May 31, 2025. For more complete information, you may review the Fund’s next prospectus, which we expect to be available approximately 120 days after May 31, 2026 at blackrock.com/fundreports or upon request by contacting us at (800) 441-7762.
The Fund’s Board approved changes to the Fund’s investment strategies and investment process to under normal circumstances, invest at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in large cap growth equity securities of U.S. issuers and derivatives that provide investment exposure to such securities or to one or more market risk factors associated with such securities. These changes became effective on September 26, 2025.
Additional information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.
Householding
The Fund will mail only one copy of shareholder documents, including prospectuses, annual and semi-annual reports and proxy statements, to shareholders with multiple accounts at the same address. This practice is commonly called “householding” and is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Fund at (800) 441-7762.
The Fund is not sponsored, endorsed, issued, sold, or promoted by FTSE International Limited and its affiliates, nor does this company make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the company listed above.
©2026 BlackRock, Inc. or its affiliates. All rights reserved. BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.
BlackRock Advantage Large Cap Growth Fund
Institutional Shares | CMVIX
Annual Shareholder Report — May 31, 2026
CMVIX-05/26-AR

BlackRock Advantage Large Cap Growth Fund

Investor A Shares | BMCAX

Annual Shareholder Report — May 31, 2026

This annual shareholder report contains important information about BlackRock Advantage Large Cap Growth Fund (the “Fund”) for the period of June 1, 2025 to May 31, 2026. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
This report describes changes to the Fund that occurred during the reporting period.
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor A Shares	$103	0.87%
How did the Fund perform last year?
  For the reporting period ended May 31, 2026, the Fund's Investor A Shares returned 36.97%.
  For the same period, the Fund’s benchmark, the Russell 1000 Index returned 28.85% and the Russell 1000 Growth Index returned 28.66%.
What contributed to performance?
Positioning in information technology was the largest contributor to Fund performance during the reporting period, driven primarily by successful stock selection in semiconductor and technology hardware companies that benefited from continued investment in artificial intelligence infrastructure and innovation-related spending. Industry and macroeconomic-based insights were particularly effective in identifying areas of the technology sector positioned to benefit from these favorable industry dynamics. Within communication services, consumer discretionary, industrials, healthcare and financials, holdings were supported by resilient earnings growth, favorable business trends and strong operating performance. Sentiment, fundamental, and theme-based insights further contributed by identifying companies with attractive growth prospects, research investment, profitability and earnings quality.
What detracted from performance?
While the Fund generated strong returns during the reporting period, several signals modestly offset otherwise positive performance. In particular, measures tied to growth expectations and consumer behavior trends underperformed. In addition, certain thematic and market-timing signals struggled as market leadership evolved differently than anticipated.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.
Fund performance
Cumulative performance: June 1, 2016 through May 31, 2026
Initial investment of $10,000
See “Average annual total returns” for additional information on fund performance.
Average annual total returns
	1 Year	5 Years	10 Years
Investor A Shares	36.97%	15.78%	18.13%
Investor A Shares (with sales charge)	29.78	14.54	17.49
Russell 1000 Index	28.85	13.33	15.38
Russell 1000 Growth Index	28.66	15.73	18.86
Key Fund statistics
Net Assets	$1,933,605,456
Number of Portfolio Holdings	160
Net Investment Advisory Fees	$7,978,953
Portfolio Turnover Rate	98%
Assuming maximum sales charges. Average annual total returns with and without sales charges reflect reductions for service fees.
The Fund's returns shown prior to June 12, 2017, are the returns of the Fund when it followed different investment strategies under the name BlackRock Flexible Equity Fund.
Past performance is not an indication of future results. Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit blackrock.com for more recent performance information.
What did the Fund invest in?
(as of May 31, 2026)
Sector allocation
Sector(a)	Percent of Net Assets
Information Technology	51.4%
Communication Services	13.5%
Consumer Discretionary	10.9%
Health Care	7.0%
Industrials	6.7%
Financials	5.5%
Consumer Staples	2.7%
Energy	0.4%
Materials	0.1%
Short-Term Securities	1.1%
Other Assets Less Liabilities	0.7%
Ten largest holdings
Security(b)	Percent of Net Assets
NVIDIA Corp.	9.1%
Apple Inc.	7.2%
Microsoft Corp.	6.5%
Broadcom, Inc.	5.8%
Amazon.com, Inc.	4.8%
Alphabet, Inc., Class A	3.9%
Meta Platforms, Inc., Class A	3.9%
Tesla, Inc.	3.1%
Alphabet, Inc., Class C, NVS	2.9%
Advanced Micro Devices, Inc.	2.9%
(a)	For purposes of this report, sector sub-classifications may differ from those utilized by the Fund for compliance purposes.
(b)	Excludes short-term securities.
Material fund changes
This is a summary of certain changes to the Fund since May 31, 2025. For more complete information, you may review the Fund’s next prospectus, which we expect to be available approximately 120 days after May 31, 2026 at blackrock.com/fundreports or upon request by contacting us at (800) 441-7762.
The Fund’s Board approved changes to the Fund’s investment strategies and investment process to under normal circumstances, invest at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in large cap growth equity securities of U.S. issuers and derivatives that provide investment exposure to such securities or to one or more market risk factors associated with such securities. These changes became effective on September 26, 2025.
Additional information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.
Householding
The Fund will mail only one copy of shareholder documents, including prospectuses, annual and semi-annual reports and proxy statements, to shareholders with multiple accounts at the same address. This practice is commonly called “householding” and is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Fund at (800) 441-7762.
The Fund is not sponsored, endorsed, issued, sold, or promoted by FTSE International Limited and its affiliates, nor does this company make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the company listed above.
©2026 BlackRock, Inc. or its affiliates. All rights reserved. BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.
BlackRock Advantage Large Cap Growth Fund
Investor A Shares | BMCAX
Annual Shareholder Report — May 31, 2026
BMCAX-05/26-AR

BlackRock Advantage Large Cap Growth Fund
Investor C Shares | BMCCX
Annual Shareholder Report — May 31, 2026

This annual shareholder report contains important information about BlackRock Advantage Large Cap Growth Fund (the “Fund”) for the period of June 1, 2025 to May 31, 2026. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
This report describes changes to the Fund that occurred during the reporting period.
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor C Shares	$191	1.62%
How did the Fund perform last year?
  For the reporting period ended May 31, 2026, the Fund's Investor C Shares returned 35.93%.
  For the same period, the Fund’s benchmark, the Russell 1000 Index returned 28.85% and the Russell 1000 Growth Index returned 28.66%.
What contributed to performance?
Positioning in information technology was the largest contributor to Fund performance during the reporting period, driven primarily by successful stock selection in semiconductor and technology hardware companies that benefited from continued investment in artificial intelligence infrastructure and innovation-related spending. Industry and macroeconomic-based insights were particularly effective in identifying areas of the technology sector positioned to benefit from these favorable industry dynamics. Within communication services, consumer discretionary, industrials, healthcare and financials, holdings were supported by resilient earnings growth, favorable business trends and strong operating performance. Sentiment, fundamental, and theme-based insights further contributed by identifying companies with attractive growth prospects, research investment, profitability and earnings quality.
What detracted from performance?
While the Fund generated strong returns during the reporting period, several signals modestly offset otherwise positive performance. In particular, measures tied to growth expectations and consumer behavior trends underperformed. In addition, certain thematic and market-timing signals struggled as market leadership evolved differently than anticipated.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.
Fund performance
Cumulative performance: June 1, 2016 through May 31, 2026
Initial investment of $10,000
See “Average annual total returns” for additional information on fund performance.
Average annual total returns
	1 Year	5 Years	10 Years
Investor C Shares	35.93%	14.92%	17.41%
Investor C Shares (with sales charge)	34.93	14.92	17.41
Russell 1000 Index	28.85	13.33	15.38
Russell 1000 Growth Index	28.66	15.73	18.86
Key Fund statistics
Net Assets	$1,933,605,456
Number of Portfolio Holdings	160
Net Investment Advisory Fees	$7,978,953
Portfolio Turnover Rate	98%
Assuming maximum sales charges. Average annual total returns with and without sales charges reflect reductions for distribution and service fees.
The Fund's returns shown prior to June 12, 2017, are the returns of the Fund when it followed different investment strategies under the name BlackRock Flexible Equity Fund.
Past performance is not an indication of future results. Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit blackrock.com for more recent performance information.
What did the Fund invest in?
(as of May 31, 2026)
Sector allocation
Sector(a)	Percent of Net Assets
Information Technology	51.4%
Communication Services	13.5%
Consumer Discretionary	10.9%
Health Care	7.0%
Industrials	6.7%
Financials	5.5%
Consumer Staples	2.7%
Energy	0.4%
Materials	0.1%
Short-Term Securities	1.1%
Other Assets Less Liabilities	0.7%
Ten largest holdings
Security(b)	Percent of Net Assets
NVIDIA Corp.	9.1%
Apple Inc.	7.2%
Microsoft Corp.	6.5%
Broadcom, Inc.	5.8%
Amazon.com, Inc.	4.8%
Alphabet, Inc., Class A	3.9%
Meta Platforms, Inc., Class A	3.9%
Tesla, Inc.	3.1%
Alphabet, Inc., Class C, NVS	2.9%
Advanced Micro Devices, Inc.	2.9%
(a)	For purposes of this report, sector sub-classifications may differ from those utilized by the Fund for compliance purposes.
(b)	Excludes short-term securities.
Material fund changes
This is a summary of certain changes to the Fund since May 31, 2025. For more complete information, you may review the Fund’s next prospectus, which we expect to be available approximately 120 days after May 31, 2026 at blackrock.com/fundreports or upon request by contacting us at (800) 441-7762.
The Fund’s Board approved changes to the Fund’s investment strategies and investment process to under normal circumstances, invest at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in large cap growth equity securities of U.S. issuers and derivatives that provide investment exposure to such securities or to one or more market risk factors associated with such securities. These changes became effective on September 26, 2025.
Additional information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.
Householding
The Fund will mail only one copy of shareholder documents, including prospectuses, annual and semi-annual reports and proxy statements, to shareholders with multiple accounts at the same address. This practice is commonly called “householding” and is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Fund at (800) 441-7762.
The Fund is not sponsored, endorsed, issued, sold, or promoted by FTSE International Limited and its affiliates, nor does this company make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the company listed above.
©2026 BlackRock, Inc. or its affiliates. All rights reserved. BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.
BlackRock Advantage Large Cap Growth Fund
Investor C Shares | BMCCX
Annual Shareholder Report — May 31, 2026
BMCCX-05/26-AR

BlackRock Advantage Large Cap Growth Fund

Class K Shares | BMCKX

Annual Shareholder Report — May 31, 2026

This annual shareholder report contains important information about BlackRock Advantage Large Cap Growth Fund (the “Fund”) for the period of June 1, 2025 to May 31, 2026. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
This report describes changes to the Fund that occurred during the reporting period.
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class K Shares	$68	0.57%
How did the Fund perform last year?
  For the reporting period ended May 31, 2026, the Fund's Class K Shares returned 37.40%.
  For the same period, the Fund’s benchmark, the Russell 1000 Index returned 28.85% and the Russell 1000 Growth Index returned 28.66%.
What contributed to performance?
Positioning in information technology was the largest contributor to Fund performance during the reporting period, driven primarily by successful stock selection in semiconductor and technology hardware companies that benefited from continued investment in artificial intelligence infrastructure and innovation-related spending. Industry and macroeconomic-based insights were particularly effective in identifying areas of the technology sector positioned to benefit from these favorable industry dynamics. Within communication services, consumer discretionary, industrials, healthcare and financials, holdings were supported by resilient earnings growth, favorable business trends and strong operating performance. Sentiment, fundamental, and theme-based insights further contributed by identifying companies with attractive growth prospects, research investment, profitability and earnings quality.
What detracted from performance?
While the Fund generated strong returns during the reporting period, several signals modestly offset otherwise positive performance. In particular, measures tied to growth expectations and consumer behavior trends underperformed. In addition, certain thematic and market-timing signals struggled as market leadership evolved differently than anticipated.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.
Fund performance
Cumulative performance: June 1, 2016 through May 31, 2026
Initial investment of $10,000
See “Average annual total returns” for additional information on fund performance.
Average annual total returns
	1 Year	5 Years	10 Years
Class K Shares	37.40%	16.14%	18.42%
Russell 1000 Index	28.85	13.33	15.38
Russell 1000 Growth Index	28.66	15.73	18.86
Key Fund statistics
Net Assets	$1,933,605,456
Number of Portfolio Holdings	160
Net Investment Advisory Fees	$7,978,953
Portfolio Turnover Rate	98%
The Fund's returns shown prior to June 12, 2017, are the returns of the Fund when it followed different investment strategies under the name BlackRock Flexible Equity Fund.
Performance shown prior to the Class K Shares inception date of January 25, 2018 is that of Investor A Shares. The performance of the Class K Shares would be substantially similar to Investor A Shares because Class K Shares and Investor A Shares invest in the same portfolio of securities and performance would only differ to the extent that Class K Shares and Investor A Shares have different expenses. The actual returns of Class K Shares would have been higher than those of the Investor A Shares because Class K Shares have lower expenses than the Investor A Shares.
Past performance is not an indication of future results. Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit blackrock.com for more recent performance information.
What did the Fund invest in?
(as of May 31, 2026)
Sector allocation
Sector(a)	Percent of Net Assets
Information Technology	51.4%
Communication Services	13.5%
Consumer Discretionary	10.9%
Health Care	7.0%
Industrials	6.7%
Financials	5.5%
Consumer Staples	2.7%
Energy	0.4%
Materials	0.1%
Short-Term Securities	1.1%
Other Assets Less Liabilities	0.7%
Ten largest holdings
Security(b)	Percent of Net Assets
NVIDIA Corp.	9.1%
Apple Inc.	7.2%
Microsoft Corp.	6.5%
Broadcom, Inc.	5.8%
Amazon.com, Inc.	4.8%
Alphabet, Inc., Class A	3.9%
Meta Platforms, Inc., Class A	3.9%
Tesla, Inc.	3.1%
Alphabet, Inc., Class C, NVS	2.9%
Advanced Micro Devices, Inc.	2.9%
(a)	For purposes of this report, sector sub-classifications may differ from those utilized by the Fund for compliance purposes.
(b)	Excludes short-term securities.
Material fund changes
This is a summary of certain changes to the Fund since May 31, 2025. For more complete information, you may review the Fund’s next prospectus, which we expect to be available approximately 120 days after May 31, 2026 at blackrock.com/fundreports or upon request by contacting us at (800) 441-7762.
The Fund’s Board approved changes to the Fund’s investment strategies and investment process to under normal circumstances, invest at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in large cap growth equity securities of U.S. issuers and derivatives that provide investment exposure to such securities or to one or more market risk factors associated with such securities. These changes became effective on September 26, 2025.
Additional information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.
Householding
The Fund will mail only one copy of shareholder documents, including prospectuses, annual and semi-annual reports and proxy statements, to shareholders with multiple accounts at the same address. This practice is commonly called “householding” and is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Fund at (800) 441-7762.
The Fund is not sponsored, endorsed, issued, sold, or promoted by FTSE International Limited and its affiliates, nor does this company make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the company listed above.
©2026 BlackRock, Inc. or its affiliates. All rights reserved. BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.
BlackRock Advantage Large Cap Growth Fund
Class K Shares | BMCKX
Annual Shareholder Report — May 31, 2026
BMCKX-05/26-AR

BlackRock Advantage Large Cap Growth Fund

Class R Shares | BMCRX

Annual Shareholder Report — May 31, 2026

This annual shareholder report contains important information about BlackRock Advantage Large Cap Growth Fund (the “Fund”) for the period of June 1, 2025 to May 31, 2026. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
This report describes changes to the Fund that occurred during the reporting period.
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R Shares	$133	1.12%
How did the Fund perform last year?
  For the reporting period ended May 31, 2026, the Fund's Class R Shares returned 36.62%.
  For the same period, the Fund’s benchmark, the Russell 1000 Index returned 28.85% and the Russell 1000 Growth Index returned 28.66%.
What contributed to performance?
Positioning in information technology was the largest contributor to Fund performance during the reporting period, driven primarily by successful stock selection in semiconductor and technology hardware companies that benefited from continued investment in artificial intelligence infrastructure and innovation-related spending. Industry and macroeconomic-based insights were particularly effective in identifying areas of the technology sector positioned to benefit from these favorable industry dynamics. Within communication services, consumer discretionary, industrials, healthcare and financials, holdings were supported by resilient earnings growth, favorable business trends and strong operating performance. Sentiment, fundamental, and theme-based insights further contributed by identifying companies with attractive growth prospects, research investment, profitability and earnings quality.
What detracted from performance?
While the Fund generated strong returns during the reporting period, several signals modestly offset otherwise positive performance. In particular, measures tied to growth expectations and consumer behavior trends underperformed. In addition, certain thematic and market-timing signals struggled as market leadership evolved differently than anticipated.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.
Fund performance
Cumulative performance: June 1, 2016 through May 31, 2026
Initial investment of $10,000
See “Average annual total returns” for additional information on fund performance.
Average annual total returns
	1 Year	5 Years	10 Years
Class R Shares	36.62%	15.49%	17.81%
Russell 1000 Index	28.85	13.33	15.38
Russell 1000 Growth Index	28.66	15.73	18.86
Key Fund statistics
Net Assets	$1,933,605,456
Number of Portfolio Holdings	160
Net Investment Advisory Fees	$7,978,953
Portfolio Turnover Rate	98%
Average annual total returns reflect reductions for distribution and service fees.
The Fund's returns shown prior to June 12, 2017, are the returns of the Fund when it followed different investment strategies under the name BlackRock Flexible Equity Fund.
Past performance is not an indication of future results. Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit blackrock.com for more recent performance information.
What did the Fund invest in?
(as of May 31, 2026)
Sector allocation
Sector(a)	Percent of Net Assets
Information Technology	51.4%
Communication Services	13.5%
Consumer Discretionary	10.9%
Health Care	7.0%
Industrials	6.7%
Financials	5.5%
Consumer Staples	2.7%
Energy	0.4%
Materials	0.1%
Short-Term Securities	1.1%
Other Assets Less Liabilities	0.7%
Ten largest holdings
Security(b)	Percent of Net Assets
NVIDIA Corp.	9.1%
Apple Inc.	7.2%
Microsoft Corp.	6.5%
Broadcom, Inc.	5.8%
Amazon.com, Inc.	4.8%
Alphabet, Inc., Class A	3.9%
Meta Platforms, Inc., Class A	3.9%
Tesla, Inc.	3.1%
Alphabet, Inc., Class C, NVS	2.9%
Advanced Micro Devices, Inc.	2.9%
(a)	For purposes of this report, sector sub-classifications may differ from those utilized by the Fund for compliance purposes.
(b)	Excludes short-term securities.
Material fund changes
This is a summary of certain changes to the Fund since May 31, 2025. For more complete information, you may review the Fund’s next prospectus, which we expect to be available approximately 120 days after May 31, 2026 at blackrock.com/fundreports or upon request by contacting us at (800) 441-7762.
The Fund’s Board approved changes to the Fund’s investment strategies and investment process to under normal circumstances, invest at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in large cap growth equity securities of U.S. issuers and derivatives that provide investment exposure to such securities or to one or more market risk factors associated with such securities. These changes became effective on September 26, 2025.
Additional information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.
Householding
The Fund will mail only one copy of shareholder documents, including prospectuses, annual and semi-annual reports and proxy statements, to shareholders with multiple accounts at the same address. This practice is commonly called “householding” and is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Fund at (800) 441-7762.
The Fund is not sponsored, endorsed, issued, sold, or promoted by FTSE International Limited and its affiliates, nor does this company make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the company listed above.
©2026 BlackRock, Inc. or its affiliates. All rights reserved. BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.
BlackRock Advantage Large Cap Growth Fund
Class R Shares | BMCRX
Annual Shareholder Report — May 31, 2026
BMCRX-05/26-AR

BlackRock Advantage Small Cap Core Fund
Institutional Shares | BDSIX
Annual Shareholder Report — May 31, 2026

This annual shareholder report contains important information about BlackRock Advantage Small Cap Core Fund (the “Fund”) for the period of June 1, 2025 to May 31, 2026. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$61	0.50%
How did the Fund perform last year?
  For the reporting period ended May 31, 2026, the Fund's Institutional Shares returned 44.80%.
  For the same period, the Fund’s benchmark, the Russell 3000 Index returned 29.45% and the Russell 2000 Index returned 43.08%.
What contributed to performance?
Holdings in the information technology sector made the largest contribution to the Fund’s absolute performance, driven primarily by successful positioning in the computer electronics, commercial equipment, and semiconductor industries. Stocks expected to benefit from the growth of AI were notable contributors in these areas. Macroeconomic and industry-based insights that assess external financing discipline and revenue generation were particularly effective in identifying areas of the technology sector positioned to benefit from favorable industry dynamics.
Industrials also contributed meaningfully as improving manufacturing expectations led to strong returns for construction & engineering companies. This positioning was supported by text-based insights analyzing trending topics across company conference calls and broker reports, as well as certain sentiment measures that identify linkages between companies.
What detracted from performance?
While the Fund generated strong returns during the reporting period, some aspects of its positioning detracted. Insights that evaluate input cost sensitivity by looking at imports incorrectly positioned the portfolio in the consumer staples sector, slightly detracting from performance. Food retailers and apparel companies were notable detractors in this area, reflecting weaker retail spending caused by tariff uncertainty and fuel-cost pressures. Additionally, certain quality insights with a preference for lower-volatility stocks underperformed.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.
Fund performance
Cumulative performance: June 1, 2016 through May 31, 2026
Initial investment of $10,000
See “Average annual total returns” for additional information on fund performance.
Average annual total returns
	1 Year	5 Years	10 Years
Institutional Shares	44.80%	7.22%	12.07%
Russell 3000 Index	29.45	12.92	15.12
Russell 2000 Index	43.08	6.61	11.21
Key Fund statistics
Net Assets	$5,267,477,128
Number of Portfolio Holdings	809
Net Investment Advisory Fees	$17,202,296
Portfolio Turnover Rate	92%
Past performance is not an indication of future results. Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit blackrock.com for more recent performance information.
What did the Fund invest in?
(as of May 31, 2026)
Sector allocation
Sector(a)	Percent of Net Assets
Industrials	20.5%
Information Technology	19.3%
Health Care	15.3%
Financials	15.3%
Consumer Discretionary	7.7%
Energy	6.0%
Materials	4.4%
Real Estate	3.5%
Utilities	2.9%
Communication Services	2.2%
Consumer Staples	1.6%
Short-Term Securities	4.5%
Liabilities in Excess of Other Assets	(3.2)%
Ten largest holdings
Security(b)	Percent of Net Assets
Bloom Energy Corp., Class A	2.0%
Credo Technology Group Holding Ltd.	1.3%
TTM Technologies, Inc.	0.8%
Advanced Energy Industries, Inc.	0.8%
Dycom Industries, Inc.	0.8%
Sterling Infrastructure, Inc.	0.7%
Fabrinet	0.7%
Sanmina Corp.	0.7%
Comfort Systems U.S.A., Inc.	0.7%
Avnet, Inc.	0.7%
(a)	For purposes of this report, sector sub-classifications may differ from those utilized by the Fund for compliance purposes.
(b)	Excludes short-term securities.
Additional information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.
Householding
The Fund will mail only one copy of shareholder documents, including prospectuses, annual and semi-annual reports and proxy statements, to shareholders with multiple accounts at the same address. This practice is commonly called “householding” and is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Fund at (800) 441-7762.
The Fund is not sponsored, endorsed, issued, sold, or promoted by FTSE International Limited and its affiliates, nor does this company make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the company listed above.
©2026 BlackRock, Inc. or its affiliates. All rights reserved. BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.
BlackRock Advantage Small Cap Core Fund
Institutional Shares | BDSIX
Annual Shareholder Report — May 31, 2026
BDSIX-05/26-AR

BlackRock Advantage Small Cap Core Fund

Investor A Shares | BDSAX

Annual Shareholder Report — May 31, 2026

This annual shareholder report contains important information about BlackRock Advantage Small Cap Core Fund (the “Fund”) for the period of June 1, 2025 to May 31, 2026. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor A Shares	$92	0.75%
How did the Fund perform last year?
  For the reporting period ended May 31, 2026, the Fund's Investor A Shares returned 44.41%.
  For the same period, the Fund’s benchmark, the Russell 3000 Index returned 29.45% and the Russell 2000 Index returned 43.08%.
What contributed to performance?
Holdings in the information technology sector made the largest contribution to the Fund’s absolute performance, driven primarily by successful positioning in the computer electronics, commercial equipment, and semiconductor industries. Stocks expected to benefit from the growth of AI were notable contributors in these areas. Macroeconomic and industry-based insights that assess external financing discipline and revenue generation were particularly effective in identifying areas of the technology sector positioned to benefit from favorable industry dynamics.
Industrials also contributed meaningfully as improving manufacturing expectations led to strong returns for construction & engineering companies. This positioning was supported by text-based insights analyzing trending topics across company conference calls and broker reports, as well as certain sentiment measures that identify linkages between companies.
What detracted from performance?
While the Fund generated strong returns during the reporting period, some aspects of its positioning detracted. Insights that evaluate input cost sensitivity by looking at imports incorrectly positioned the portfolio in the consumer staples sector, slightly detracting from performance. Food retailers and apparel companies were notable detractors in this area, reflecting weaker retail spending caused by tariff uncertainty and fuel-cost pressures. Additionally, certain quality insights with a preference for lower-volatility stocks underperformed.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.
Fund performance
Cumulative performance: June 1, 2016 through May 31, 2026
Initial investment of $10,000
See “Average annual total returns” for additional information on fund performance.
Average annual total returns
	1 Year	5 Years	10 Years
Investor A Shares	44.41%	6.96%	11.79%
Investor A Shares (with sales charge)	36.82	5.81	11.18
Russell 3000 Index	29.45	12.92	15.12
Russell 2000 Index	43.08	6.61	11.21
Key Fund statistics
Net Assets	$5,267,477,128
Number of Portfolio Holdings	809
Net Investment Advisory Fees	$17,202,296
Portfolio Turnover Rate	92%
Assuming maximum sales charges. Average annual total returns with and without sales charges reflect reductions for service fees.
Past performance is not an indication of future results. Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit blackrock.com for more recent performance information.
What did the Fund invest in?
(as of May 31, 2026)
Sector allocation
Sector(a)	Percent of Net Assets
Industrials	20.5%
Information Technology	19.3%
Health Care	15.3%
Financials	15.3%
Consumer Discretionary	7.7%
Energy	6.0%
Materials	4.4%
Real Estate	3.5%
Utilities	2.9%
Communication Services	2.2%
Consumer Staples	1.6%
Short-Term Securities	4.5%
Liabilities in Excess of Other Assets	(3.2)%
Ten largest holdings
Security(b)	Percent of Net Assets
Bloom Energy Corp., Class A	2.0%
Credo Technology Group Holding Ltd.	1.3%
TTM Technologies, Inc.	0.8%
Advanced Energy Industries, Inc.	0.8%
Dycom Industries, Inc.	0.8%
Sterling Infrastructure, Inc.	0.7%
Fabrinet	0.7%
Sanmina Corp.	0.7%
Comfort Systems U.S.A., Inc.	0.7%
Avnet, Inc.	0.7%
(a)	For purposes of this report, sector sub-classifications may differ from those utilized by the Fund for compliance purposes.
(b)	Excludes short-term securities.
Additional information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.
Householding
The Fund will mail only one copy of shareholder documents, including prospectuses, annual and semi-annual reports and proxy statements, to shareholders with multiple accounts at the same address. This practice is commonly called “householding” and is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Fund at (800) 441-7762.
The Fund is not sponsored, endorsed, issued, sold, or promoted by FTSE International Limited and its affiliates, nor does this company make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the company listed above.
©2026 BlackRock, Inc. or its affiliates. All rights reserved. BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.
BlackRock Advantage Small Cap Core Fund
Investor A Shares | BDSAX
Annual Shareholder Report — May 31, 2026
BDSAX-05/26-AR

BlackRock Advantage Small Cap Core Fund
Investor C Shares | BDSCX
Annual Shareholder Report — May 31, 2026

This annual shareholder report contains important information about BlackRock Advantage Small Cap Core Fund (the “Fund”) for the period of June 1, 2025 to May 31, 2026. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor C Shares	$182	1.50%
How did the Fund perform last year?
  For the reporting period ended May 31, 2026, the Fund's Investor C Shares returned 43.32%.
  For the same period, the Fund’s benchmark, the Russell 3000 Index returned 29.45% and the Russell 2000 Index returned 43.08%.
What contributed to performance?
Holdings in the information technology sector made the largest contribution to the Fund’s absolute performance, driven primarily by successful positioning in the computer electronics, commercial equipment, and semiconductor industries. Stocks expected to benefit from the growth of AI were notable contributors in these areas. Macroeconomic and industry-based insights that assess external financing discipline and revenue generation were particularly effective in identifying areas of the technology sector positioned to benefit from favorable industry dynamics.
Industrials also contributed meaningfully as improving manufacturing expectations led to strong returns for construction & engineering companies. This positioning was supported by text-based insights analyzing trending topics across company conference calls and broker reports, as well as certain sentiment measures that identify linkages between companies.
What detracted from performance?
While the Fund generated strong returns during the reporting period, some aspects of its positioning detracted. Insights that evaluate input cost sensitivity by looking at imports incorrectly positioned the portfolio in the consumer staples sector, slightly detracting from performance. Food retailers and apparel companies were notable detractors in this area, reflecting weaker retail spending caused by tariff uncertainty and fuel-cost pressures. Additionally, certain quality insights with a preference for lower-volatility stocks underperformed.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.
Fund performance
Cumulative performance: June 1, 2016 through May 31, 2026
Initial investment of $10,000
See “Average annual total returns” for additional information on fund performance.
Average annual total returns
	1 Year	5 Years	10 Years
Investor C Shares	43.32%	6.15%	11.11%
Investor C Shares (with sales charge)	42.32	6.15	11.11
Russell 3000 Index	29.45	12.92	15.12
Russell 2000 Index	43.08	6.61	11.21
Key Fund statistics
Net Assets	$5,267,477,128
Number of Portfolio Holdings	809
Net Investment Advisory Fees	$17,202,296
Portfolio Turnover Rate	92%
Assuming maximum sales charges. Average annual total returns with and without sales charges reflect reductions for distribution and service fees.
Past performance is not an indication of future results. Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit blackrock.com for more recent performance information.
What did the Fund invest in?
(as of May 31, 2026)
Sector allocation
Sector(a)	Percent of Net Assets
Industrials	20.5%
Information Technology	19.3%
Health Care	15.3%
Financials	15.3%
Consumer Discretionary	7.7%
Energy	6.0%
Materials	4.4%
Real Estate	3.5%
Utilities	2.9%
Communication Services	2.2%
Consumer Staples	1.6%
Short-Term Securities	4.5%
Liabilities in Excess of Other Assets	(3.2)%
Ten largest holdings
Security(b)	Percent of Net Assets
Bloom Energy Corp., Class A	2.0%
Credo Technology Group Holding Ltd.	1.3%
TTM Technologies, Inc.	0.8%
Advanced Energy Industries, Inc.	0.8%
Dycom Industries, Inc.	0.8%
Sterling Infrastructure, Inc.	0.7%
Fabrinet	0.7%
Sanmina Corp.	0.7%
Comfort Systems U.S.A., Inc.	0.7%
Avnet, Inc.	0.7%
(a)	For purposes of this report, sector sub-classifications may differ from those utilized by the Fund for compliance purposes.
(b)	Excludes short-term securities.
Additional information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.
Householding
The Fund will mail only one copy of shareholder documents, including prospectuses, annual and semi-annual reports and proxy statements, to shareholders with multiple accounts at the same address. This practice is commonly called “householding” and is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Fund at (800) 441-7762.
The Fund is not sponsored, endorsed, issued, sold, or promoted by FTSE International Limited and its affiliates, nor does this company make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the company listed above.
©2026 BlackRock, Inc. or its affiliates. All rights reserved. BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.
BlackRock Advantage Small Cap Core Fund
Investor C Shares | BDSCX
Annual Shareholder Report — May 31, 2026
BDSCX-05/26-AR

BlackRock Advantage Small Cap Core Fund

Class K Shares | BDSKX

Annual Shareholder Report — May 31, 2026

This annual shareholder report contains important information about BlackRock Advantage Small Cap Core Fund (the “Fund”) for the period of June 1, 2025 to May 31, 2026. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class K Shares	$55	0.45%
How did the Fund perform last year?
  For the reporting period ended May 31, 2026, the Fund's Class K Shares returned 44.87%.
  For the same period, the Fund’s benchmark, the Russell 3000 Index returned 29.45% and the Russell 2000 Index returned 43.08%.
What contributed to performance?
Holdings in the information technology sector made the largest contribution to the Fund’s absolute performance, driven primarily by successful positioning in the computer electronics, commercial equipment, and semiconductor industries. Stocks expected to benefit from the growth of AI were notable contributors in these areas. Macroeconomic and industry-based insights that assess external financing discipline and revenue generation were particularly effective in identifying areas of the technology sector positioned to benefit from favorable industry dynamics.
Industrials also contributed meaningfully as improving manufacturing expectations led to strong returns for construction & engineering companies. This positioning was supported by text-based insights analyzing trending topics across company conference calls and broker reports, as well as certain sentiment measures that identify linkages between companies.
What detracted from performance?
While the Fund generated strong returns during the reporting period, some aspects of its positioning detracted. Insights that evaluate input cost sensitivity by looking at imports incorrectly positioned the portfolio in the consumer staples sector, slightly detracting from performance. Food retailers and apparel companies were notable detractors in this area, reflecting weaker retail spending caused by tariff uncertainty and fuel-cost pressures. Additionally, certain quality insights with a preference for lower-volatility stocks underperformed.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.
Fund performance
Cumulative performance: June 1, 2016 through May 31, 2026
Initial investment of $10,000
See “Average annual total returns” for additional information on fund performance.
Average annual total returns
	1 Year	5 Years	10 Years
Class K Shares	44.87%	7.28%	12.12%
Russell 3000 Index	29.45	12.92	15.12
Russell 2000 Index	43.08	6.61	11.21
Key Fund statistics
Net Assets	$5,267,477,128
Number of Portfolio Holdings	809
Net Investment Advisory Fees	$17,202,296
Portfolio Turnover Rate	92%
Past performance is not an indication of future results. Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit blackrock.com for more recent performance information.
What did the Fund invest in?
(as of May 31, 2026)
Sector allocation
Sector(a)	Percent of Net Assets
Industrials	20.5%
Information Technology	19.3%
Health Care	15.3%
Financials	15.3%
Consumer Discretionary	7.7%
Energy	6.0%
Materials	4.4%
Real Estate	3.5%
Utilities	2.9%
Communication Services	2.2%
Consumer Staples	1.6%
Short-Term Securities	4.5%
Liabilities in Excess of Other Assets	(3.2)%
Ten largest holdings
Security(b)	Percent of Net Assets
Bloom Energy Corp., Class A	2.0%
Credo Technology Group Holding Ltd.	1.3%
TTM Technologies, Inc.	0.8%
Advanced Energy Industries, Inc.	0.8%
Dycom Industries, Inc.	0.8%
Sterling Infrastructure, Inc.	0.7%
Fabrinet	0.7%
Sanmina Corp.	0.7%
Comfort Systems U.S.A., Inc.	0.7%
Avnet, Inc.	0.7%
(a)	For purposes of this report, sector sub-classifications may differ from those utilized by the Fund for compliance purposes.
(b)	Excludes short-term securities.
Additional information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.
Householding
The Fund will mail only one copy of shareholder documents, including prospectuses, annual and semi-annual reports and proxy statements, to shareholders with multiple accounts at the same address. This practice is commonly called “householding” and is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Fund at (800) 441-7762.
The Fund is not sponsored, endorsed, issued, sold, or promoted by FTSE International Limited and its affiliates, nor does this company make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the company listed above.
©2026 BlackRock, Inc. or its affiliates. All rights reserved. BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.
BlackRock Advantage Small Cap Core Fund
Class K Shares | BDSKX
Annual Shareholder Report — May 31, 2026
BDSKX-05/26-AR

BlackRock Commodity Strategies Fund

Institutional Shares | BICSX

Annual Shareholder Report — May 31, 2026

This annual shareholder report contains important information about BlackRock Commodity Strategies Fund (the “Fund”) for the period of June 1, 2025 to May 31, 2026. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$90	0.75%
How did the Fund perform last year?
  For the reporting period ended May 31, 2026, the Fund's Institutional Shares returned 40.65%.
  For the same period, the Fund’s benchmark, the MSCI All Country World Index (Net) returned 30.27% and the Bloomberg Commodity Index returned 40.47%.
What contributed to performance?
The Fund’s holdings in commodity derivatives—which it uses to gain exposure to physical commodities—contributed to absolute performance. Its positions in the gold mining stocks Newmont Corp., Barrick Mining Corp., and Kinross Gold Corp., which benefited from rising gold prices and strong operating results, were among the top contributors at the individual stock level. Exxon Mobil Corp. also contributed to returns. The shares benefited from the rise in oil prices that followed the effective closure of the Strait of Hormuz and corresponding reduction in oil supply. The Fund's cash position had no material impact on performance. The use of derivatives did not have a material impact on results.
What detracted from performance?
The Fund’s positions in Mosaic Co., Mondi PLC, and Novonesis A/S were among the leading detractors from absolute performance. Mosaic’s underperformance reflected weakness in fertilizer prices in the first half of the period, as well as investor concerns about production volumes and profit margins in the company’s potash business. Mondi was impacted by continued softness in global packaging and paper market volumes, while the Danish biosolutions company Novonesis lagged due to earnings growth that fell short of consensus expectations.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.
Fund performance
Cumulative performance: June 1, 2016 through May 31, 2026
Initial investment of $10,000
See “Average annual total returns” for additional information on fund performance.
Average annual total returns
	1 Year	5 Years	10 Years
Institutional Shares	40.65%	11.95%	9.58%
MSCI All Country World Index (Net)	30.27	11.45	12.81
Bloomberg Commodity Index	40.47	11.75	7.21
Key Fund statistics
Net Assets	$1,274,258,104
Number of Portfolio Holdings	375
Net Investment Advisory Fees	$5,072,036
Portfolio Turnover Rate	88%
Past performance is not an indication of future results. Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit blackrock.com for more recent performance information.
What did the Fund invest in?
(as of May 31, 2026)
Industry allocation
Industry(a)	Percent of Net Assets
Oil, Gas & Consumable Fuels	20.9%
Metals & Mining	11.0%
Chemicals	7.7%
Containers & Packaging	3.3%
Food Products	2.3%
Machinery	1.4%
Energy Equipment & Services	1.3%
Paper & Forest Products	1.3%
Short-Term Securities	49.0%
Other Assets Less Liabilities	1.8%
Ten largest holdings
Security(b)	Percent of Net Assets
Exxon Mobil Corp.	4.5%
Nutrien Ltd.	3.1%
Chevron Corp.	2.6%
Corteva, Inc.	2.5%
Bunge Global SA	2.4%
Shell PLC	2.3%
Packaging Corp. of America	2.0%
TotalEnergies SE	1.7%
Deere & Co.	1.4%
Smurfit Westrock PLC	1.3%
(a)	For purposes of this report, industry sub-classifications may differ from those utilized by the Fund for compliance purposes.
(b)	Excludes short-term securities.
Additional information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.
Householding
The Fund will mail only one copy of shareholder documents, including prospectuses, annual and semi-annual reports and proxy statements, to shareholders with multiple accounts at the same address. This practice is commonly called “householding” and is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Fund at (800) 441-7762.
The Fund is not sponsored, endorsed, issued, sold, or promoted by Bloomberg Index Services Limited, MSCI, Inc., and their respective affiliates, nor do these companies make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the companies listed above.
©2026 BlackRock, Inc. or its affiliates. All rights reserved. BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.
BlackRock Commodity Strategies Fund
Institutional Shares | BICSX
Annual Shareholder Report — May 31, 2026
BICSX-05/26-AR

BlackRock Commodity Strategies Fund

Investor A Shares | BCSAX

Annual Shareholder Report — May 31, 2026

This annual shareholder report contains important information about BlackRock Commodity Strategies Fund (the “Fund”) for the period of June 1, 2025 to May 31, 2026. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor A Shares	$120	1.00%
How did the Fund perform last year?
  For the reporting period ended May 31, 2026, the Fund's Investor A Shares returned 40.45%.
  For the same period, the Fund’s benchmark, the MSCI All Country World Index (Net) returned 30.27% and the Bloomberg Commodity Index returned 40.47%.
What contributed to performance?
The Fund’s holdings in commodity derivatives—which it uses to gain exposure to physical commodities—contributed to absolute performance. Its positions in the gold mining stocks Newmont Corp., Barrick Mining Corp., and Kinross Gold Corp., which benefited from rising gold prices and strong operating results, were among the top contributors at the individual stock level. Exxon Mobil Corp. also contributed to returns. The shares benefited from the rise in oil prices that followed the effective closure of the Strait of Hormuz and corresponding reduction in oil supply. The Fund's cash position had no material impact on performance. The use of derivatives did not have a material impact on results.
What detracted from performance?
The Fund’s positions in Mosaic Co., Mondi PLC, and Novonesis A/S were among the leading detractors from absolute performance. Mosaic’s underperformance reflected weakness in fertilizer prices in the first half of the period, as well as investor concerns about production volumes and profit margins in the company’s potash business. Mondi was impacted by continued softness in global packaging and paper market volumes, while the Danish biosolutions company Novonesis lagged due to earnings growth that fell short of consensus expectations.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.
Fund performance
Cumulative performance: June 1, 2016 through May 31, 2026
Initial investment of $10,000
See “Average annual total returns” for additional information on fund performance.
Average annual total returns
	1 Year	5 Years	10 Years
Investor A Shares	40.45%	11.69%	9.32%
Investor A Shares (with sales charge)	33.07	10.49	8.73
MSCI All Country World Index (Net)	30.27	11.45	12.81
Bloomberg Commodity Index	40.47	11.75	7.21
Key Fund statistics
Net Assets	$1,274,258,104
Number of Portfolio Holdings	375
Net Investment Advisory Fees	$5,072,036
Portfolio Turnover Rate	88%
Assuming maximum sales charges. Average annual total returns with and without sales charges reflect reductions for service fees.
Past performance is not an indication of future results. Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit blackrock.com for more recent performance information.
What did the Fund invest in?
(as of May 31, 2026)
Industry allocation
Industry(a)	Percent of Net Assets
Oil, Gas & Consumable Fuels	20.9%
Metals & Mining	11.0%
Chemicals	7.7%
Containers & Packaging	3.3%
Food Products	2.3%
Machinery	1.4%
Energy Equipment & Services	1.3%
Paper & Forest Products	1.3%
Short-Term Securities	49.0%
Other Assets Less Liabilities	1.8%
Ten largest holdings
Security(b)	Percent of Net Assets
Exxon Mobil Corp.	4.5%
Nutrien Ltd.	3.1%
Chevron Corp.	2.6%
Corteva, Inc.	2.5%
Bunge Global SA	2.4%
Shell PLC	2.3%
Packaging Corp. of America	2.0%
TotalEnergies SE	1.7%
Deere & Co.	1.4%
Smurfit Westrock PLC	1.3%
(a)	For purposes of this report, industry sub-classifications may differ from those utilized by the Fund for compliance purposes.
(b)	Excludes short-term securities.
Additional information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.
Householding
The Fund will mail only one copy of shareholder documents, including prospectuses, annual and semi-annual reports and proxy statements, to shareholders with multiple accounts at the same address. This practice is commonly called “householding” and is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Fund at (800) 441-7762.
The Fund is not sponsored, endorsed, issued, sold, or promoted by Bloomberg Index Services Limited, MSCI, Inc., and their respective affiliates, nor do these companies make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the companies listed above.
©2026 BlackRock, Inc. or its affiliates. All rights reserved. BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.
BlackRock Commodity Strategies Fund
Investor A Shares | BCSAX
Annual Shareholder Report — May 31, 2026
BCSAX-05/26-AR

BlackRock Commodity Strategies Fund

Investor C Shares | BCSCX

Annual Shareholder Report — May 31, 2026

This annual shareholder report contains important information about BlackRock Commodity Strategies Fund (the “Fund”) for the period of June 1, 2025 to May 31, 2026. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor C Shares	$210	1.75%
How did the Fund perform last year?
  For the reporting period ended May 31, 2026, the Fund's Investor C Shares returned 39.43%.
  For the same period, the Fund’s benchmark, the MSCI All Country World Index (Net) returned 30.27% and the Bloomberg Commodity Index returned 40.47%.
What contributed to performance?
The Fund’s holdings in commodity derivatives—which it uses to gain exposure to physical commodities—contributed to absolute performance. Its positions in the gold mining stocks Newmont Corp., Barrick Mining Corp., and Kinross Gold Corp., which benefited from rising gold prices and strong operating results, were among the top contributors at the individual stock level. Exxon Mobil Corp. also contributed to returns. The shares benefited from the rise in oil prices that followed the effective closure of the Strait of Hormuz and corresponding reduction in oil supply. The Fund's cash position had no material impact on performance. The use of derivatives did not have a material impact on results.
What detracted from performance?
The Fund’s positions in Mosaic Co., Mondi PLC, and Novonesis A/S were among the leading detractors from absolute performance. Mosaic’s underperformance reflected weakness in fertilizer prices in the first half of the period, as well as investor concerns about production volumes and profit margins in the company’s potash business. Mondi was impacted by continued softness in global packaging and paper market volumes, while the Danish biosolutions company Novonesis lagged due to earnings growth that fell short of consensus expectations.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.
Fund performance
Cumulative performance: June 1, 2016 through May 31, 2026
Initial investment of $10,000
See “Average annual total returns” for additional information on fund performance.
Average annual total returns
	1 Year	5 Years	10 Years
Investor C Shares	39.43%	10.86%	8.66%
Investor C Shares (with sales charge)	38.43	10.86	8.66
MSCI All Country World Index (Net)	30.27	11.45	12.81
Bloomberg Commodity Index	40.47	11.75	7.21
Key Fund statistics
Net Assets	$1,274,258,104
Number of Portfolio Holdings	375
Net Investment Advisory Fees	$5,072,036
Portfolio Turnover Rate	88%
Assuming maximum sales charges. Average annual total returns with and without sales charges reflect reductions for distribution and service fees.
Past performance is not an indication of future results. Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit blackrock.com for more recent performance information.
What did the Fund invest in?
(as of May 31, 2026)
Industry allocation
Industry(a)	Percent of Net Assets
Oil, Gas & Consumable Fuels	20.9%
Metals & Mining	11.0%
Chemicals	7.7%
Containers & Packaging	3.3%
Food Products	2.3%
Machinery	1.4%
Energy Equipment & Services	1.3%
Paper & Forest Products	1.3%
Short-Term Securities	49.0%
Other Assets Less Liabilities	1.8%
Ten largest holdings
Security(b)	Percent of Net Assets
Exxon Mobil Corp.	4.5%
Nutrien Ltd.	3.1%
Chevron Corp.	2.6%
Corteva, Inc.	2.5%
Bunge Global SA	2.4%
Shell PLC	2.3%
Packaging Corp. of America	2.0%
TotalEnergies SE	1.7%
Deere & Co.	1.4%
Smurfit Westrock PLC	1.3%
(a)	For purposes of this report, industry sub-classifications may differ from those utilized by the Fund for compliance purposes.
(b)	Excludes short-term securities.
Additional information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.
Householding
The Fund will mail only one copy of shareholder documents, including prospectuses, annual and semi-annual reports and proxy statements, to shareholders with multiple accounts at the same address. This practice is commonly called “householding” and is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Fund at (800) 441-7762.
The Fund is not sponsored, endorsed, issued, sold, or promoted by Bloomberg Index Services Limited, MSCI, Inc., and their respective affiliates, nor do these companies make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the companies listed above.
©2026 BlackRock, Inc. or its affiliates. All rights reserved. BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.
BlackRock Commodity Strategies Fund
Investor C Shares | BCSCX
Annual Shareholder Report — May 31, 2026
BCSCX-05/26-AR

BlackRock Commodity Strategies Fund

Class K Shares | BCSKX

Annual Shareholder Report — May 31, 2026

This annual shareholder report contains important information about BlackRock Commodity Strategies Fund (the “Fund”) for the period of June 1, 2025 to May 31, 2026. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class K Shares	$84	0.70%
How did the Fund perform last year?
  For the reporting period ended May 31, 2026, the Fund's Class K Shares returned 40.78%.
  For the same period, the Fund’s benchmark, the MSCI All Country World Index (Net) returned 30.27% and the Bloomberg Commodity Index returned 40.47%.
What contributed to performance?
The Fund’s holdings in commodity derivatives—which it uses to gain exposure to physical commodities—contributed to absolute performance. Its positions in the gold mining stocks Newmont Corp., Barrick Mining Corp., and Kinross Gold Corp., which benefited from rising gold prices and strong operating results, were among the top contributors at the individual stock level. Exxon Mobil Corp. also contributed to returns. The shares benefited from the rise in oil prices that followed the effective closure of the Strait of Hormuz and corresponding reduction in oil supply. The Fund's cash position had no material impact on performance. The use of derivatives did not have a material impact on results.
What detracted from performance?
The Fund’s positions in Mosaic Co., Mondi PLC, and Novonesis A/S were among the leading detractors from absolute performance. Mosaic’s underperformance reflected weakness in fertilizer prices in the first half of the period, as well as investor concerns about production volumes and profit margins in the company’s potash business. Mondi was impacted by continued softness in global packaging and paper market volumes, while the Danish biosolutions company Novonesis lagged due to earnings growth that fell short of consensus expectations.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.
Fund performance
Cumulative performance: June 1, 2016 through May 31, 2026
Initial investment of $10,000
See “Average annual total returns” for additional information on fund performance.
Average annual total returns
	1 Year	5 Years	10 Years
Class K Shares	40.78%	12.04%	9.64%
MSCI All Country World Index (Net)	30.27	11.45	12.81
Bloomberg Commodity Index	40.47	11.75	7.21
Key Fund statistics
Net Assets	$1,274,258,104
Number of Portfolio Holdings	375
Net Investment Advisory Fees	$5,072,036
Portfolio Turnover Rate	88%
Performance shown prior to the Class K Shares inception date of January 25, 2018 is that of Institutional Shares. The performance of the Class K Shares would be substantially similar to Institutional Shares because Class K Shares and Institutional Shares invest in the same portfolio of securities and performance would only differ to the extent that Class K Shares and Institutional Shares have different expenses. The actual returns of Class K Shares would have been higher than those of the Institutional Shares because Class K Shares have lower expenses than the Institutional Shares.
Past performance is not an indication of future results. Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit blackrock.com for more recent performance information.
What did the Fund invest in?
(as of May 31, 2026)
Industry allocation
Industry(a)	Percent of Net Assets
Oil, Gas & Consumable Fuels	20.9%
Metals & Mining	11.0%
Chemicals	7.7%
Containers & Packaging	3.3%
Food Products	2.3%
Machinery	1.4%
Energy Equipment & Services	1.3%
Paper & Forest Products	1.3%
Short-Term Securities	49.0%
Other Assets Less Liabilities	1.8%
Ten largest holdings
Security(b)	Percent of Net Assets
Exxon Mobil Corp.	4.5%
Nutrien Ltd.	3.1%
Chevron Corp.	2.6%
Corteva, Inc.	2.5%
Bunge Global SA	2.4%
Shell PLC	2.3%
Packaging Corp. of America	2.0%
TotalEnergies SE	1.7%
Deere & Co.	1.4%
Smurfit Westrock PLC	1.3%
(a)	For purposes of this report, industry sub-classifications may differ from those utilized by the Fund for compliance purposes.
(b)	Excludes short-term securities.
Additional information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.
Householding
The Fund will mail only one copy of shareholder documents, including prospectuses, annual and semi-annual reports and proxy statements, to shareholders with multiple accounts at the same address. This practice is commonly called “householding” and is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Fund at (800) 441-7762.
The Fund is not sponsored, endorsed, issued, sold, or promoted by Bloomberg Index Services Limited, MSCI, Inc., and their respective affiliates, nor do these companies make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the companies listed above.
©2026 BlackRock, Inc. or its affiliates. All rights reserved. BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.
BlackRock Commodity Strategies Fund
Class K Shares | BCSKX
Annual Shareholder Report — May 31, 2026
BCSKX-05/26-AR

BlackRock Energy Opportunities Fund

Institutional Shares | BACIX

Annual Shareholder Report — May 31, 2026

This annual shareholder report contains important information about BlackRock Energy Opportunities Fund (the “Fund”) for the period of June 1, 2025 to May 31, 2026. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$111	0.92%
How did the Fund perform last year?
  For the reporting period ended May 31, 2026, the Fund's Institutional Shares returned 41.23%.
  For the same period, the Fund’s benchmark, the MSCI All Country World Index (Net) returned 30.27% and the MSCI World Energy Index (Net) returned 43.63%.
What contributed to performance?
The Fund’s holdings in integrated oil companies were notable contributors to absolute performance, as higher oil prices underpinned rising cash flows and return of capital via dividends and share buybacks. The most notable contributors included the integrated oil companies Exxon Mobil Corp., Chevron Corp., TotalEnergies SE, and Shell PLC. Investors responded favorably to the companies’ strong operating cash flows and continued shareholder distributions, as well as their disciplined capital spending, balance sheet strength, and production growth from high-quality assets. Exxon Mobil was further supported by robust production growth and synergies from its purchase of Pioneer Natural Resources, while Chevron’s acquisition of Hess provided exposure to the highly attractive Guyana oil fields.
What detracted from performance?
The LNG distribution company Cheniere Energy, Inc. was the largest detractor from absolute performance. Cheniere lagged due to weaker LNG market sentiment in the second half of 2025, when significant expected increases in supply weighed on investor expectations for LNG pricing. Although LNG demand increased following the start of the war with Iran, the stock subsequently fell from its late March high due to certain elements of its earnings report. The E&P company ARC Resources, Ltd. also detracted, as weaker North American natural gas prices weighed on earnings expectations and investor sentiment. The Fund exited the position during the period. The integrated oil company Galp Energia, SGPS, S.A., whose shares came under pressure due to its sale of an asset at terms investors viewed unfavorably, was an additional detractor of note.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.
Fund performance
Cumulative performance: June 1, 2016 through May 31, 2026
Initial investment of $10,000
See “Average annual total returns” for additional information on fund performance.
Average annual total returns
	1 Year	5 Years	10 Years
Institutional Shares	41.23%	19.49%	8.79%
MSCI All Country World Index (Net)	30.27	11.45	12.81
MSCI World Energy Index (Net)	43.63	19.12	8.97
Key Fund statistics
Net Assets	$350,072,275
Number of Portfolio Holdings	31
Net Investment Advisory Fees	$2,245,864
Portfolio Turnover Rate	38%
Past performance is not an indication of future results. Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit blackrock.com for more recent performance information.
What did the Fund invest in?
(as of May 31, 2026)
Industry allocation
Industry(a)	Percent of Net Assets
Oil, Gas & Consumable Fuels	90.6%
Energy Equipment & Services	6.2%
Chemicals	1.6%
Short-Term Securities	1.3%
Other Assets Less Liabilities	0.3%
Ten largest holdings
Security(b)	Percent of Net Assets
Exxon Mobil Corp.	18.7%
Chevron Corp.	11.2%
Shell PLC	9.8%
TotalEnergies SE	7.0%
ConocoPhillips	4.4%
Williams Cos., Inc. (The)	4.2%
Valero Energy Corp.	4.0%
Targa Resources Corp.	4.0%
Canadian Natural Resources Ltd.	3.9%
Suncor Energy, Inc.	3.5%
(a)	For purposes of this report, industry sub-classifications may differ from those utilized by the Fund for compliance purposes.
(b)	Excludes short-term securities.
Additional information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.
Householding
The Fund will mail only one copy of shareholder documents, including prospectuses, annual and semi-annual reports and proxy statements, to shareholders with multiple accounts at the same address. This practice is commonly called “householding” and is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Fund at (800) 441-7762.
The Fund is not sponsored, endorsed, issued, sold, or promoted by MSCI Inc. and its affiliates, nor does this company make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the company listed above.
©2026 BlackRock, Inc. or its affiliates. All rights reserved. BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.
BlackRock Energy Opportunities Fund
Institutional Shares | BACIX
Annual Shareholder Report — May 31, 2026
BACIX-05/26-AR

BlackRock Energy Opportunities Fund

Investor A Shares | BACAX

Annual Shareholder Report — May 31, 2026

This annual shareholder report contains important information about BlackRock Energy Opportunities Fund (the “Fund”) for the period of June 1, 2025 to May 31, 2026. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor A Shares	$159	1.32%
How did the Fund perform last year?
  For the reporting period ended May 31, 2026, the Fund's Investor A Shares returned 40.67%.
  For the same period, the Fund’s benchmark, the MSCI All Country World Index (Net) returned 30.27% and the MSCI World Energy Index (Net) returned 43.63%.
What contributed to performance?
The Fund’s holdings in integrated oil companies were notable contributors to absolute performance, as higher oil prices underpinned rising cash flows and return of capital via dividends and share buybacks. The most notable contributors included the integrated oil companies Exxon Mobil Corp., Chevron Corp., TotalEnergies SE, and Shell PLC. Investors responded favorably to the companies’ strong operating cash flows and continued shareholder distributions, as well as their disciplined capital spending, balance sheet strength, and production growth from high-quality assets. Exxon Mobil was further supported by robust production growth and synergies from its purchase of Pioneer Natural Resources, while Chevron’s acquisition of Hess provided exposure to the highly attractive Guyana oil fields.
What detracted from performance?
The LNG distribution company Cheniere Energy, Inc. was the largest detractor from absolute performance. Cheniere lagged due to weaker LNG market sentiment in the second half of 2025, when significant expected increases in supply weighed on investor expectations for LNG pricing. Although LNG demand increased following the start of the war with Iran, the stock subsequently fell from its late March high due to certain elements of its earnings report. The E&P company ARC Resources, Ltd. also detracted, as weaker North American natural gas prices weighed on earnings expectations and investor sentiment. The Fund exited the position during the period. The integrated oil company Galp Energia, SGPS, S.A., whose shares came under pressure due to its sale of an asset at terms investors viewed unfavorably, was an additional detractor of note.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.
Fund performance
Cumulative performance: June 1, 2016 through May 31, 2026
Initial investment of $10,000
See “Average annual total returns” for additional information on fund performance.
Average annual total returns
	1 Year	5 Years	10 Years
Investor A Shares	40.67%	19.00%	8.34%
Investor A Shares (with sales charge)	33.28	17.73	7.76
MSCI All Country World Index (Net)	30.27	11.45	12.81
MSCI World Energy Index (Net)	43.63	19.12	8.97
Key Fund statistics
Net Assets	$350,072,275
Number of Portfolio Holdings	31
Net Investment Advisory Fees	$2,245,864
Portfolio Turnover Rate	38%
Assuming maximum sales charges. Average annual total returns with and without sales charges reflect reductions for service fees.
Past performance is not an indication of future results. Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit blackrock.com for more recent performance information.
What did the Fund invest in?
(as of May 31, 2026)
Industry allocation
Industry(a)	Percent of Net Assets
Oil, Gas & Consumable Fuels	90.6%
Energy Equipment & Services	6.2%
Chemicals	1.6%
Short-Term Securities	1.3%
Other Assets Less Liabilities	0.3%
Ten largest holdings
Security(b)	Percent of Net Assets
Exxon Mobil Corp.	18.7%
Chevron Corp.	11.2%
Shell PLC	9.8%
TotalEnergies SE	7.0%
ConocoPhillips	4.4%
Williams Cos., Inc. (The)	4.2%
Valero Energy Corp.	4.0%
Targa Resources Corp.	4.0%
Canadian Natural Resources Ltd.	3.9%
Suncor Energy, Inc.	3.5%
(a)	For purposes of this report, industry sub-classifications may differ from those utilized by the Fund for compliance purposes.
(b)	Excludes short-term securities.
Additional information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.
Householding
The Fund will mail only one copy of shareholder documents, including prospectuses, annual and semi-annual reports and proxy statements, to shareholders with multiple accounts at the same address. This practice is commonly called “householding” and is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Fund at (800) 441-7762.
The Fund is not sponsored, endorsed, issued, sold, or promoted by MSCI Inc. and its affiliates, nor does this company make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the company listed above.
©2026 BlackRock, Inc. or its affiliates. All rights reserved. BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.
BlackRock Energy Opportunities Fund
Investor A Shares | BACAX
Annual Shareholder Report — May 31, 2026
BACAX-05/26-AR

BlackRock Energy Opportunities Fund

Investor C Shares | BACCX

Annual Shareholder Report — May 31, 2026

This annual shareholder report contains important information about BlackRock Energy Opportunities Fund (the “Fund”) for the period of June 1, 2025 to May 31, 2026. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor C Shares	$246	2.05%
How did the Fund perform last year?
  For the reporting period ended May 31, 2026, the Fund's Investor C Shares returned 39.72%.
  For the same period, the Fund’s benchmark, the MSCI All Country World Index (Net) returned 30.27% and the MSCI World Energy Index (Net) returned 43.63%.
What contributed to performance?
The Fund’s holdings in integrated oil companies were notable contributors to absolute performance, as higher oil prices underpinned rising cash flows and return of capital via dividends and share buybacks. The most notable contributors included the integrated oil companies Exxon Mobil Corp., Chevron Corp., TotalEnergies SE, and Shell PLC. Investors responded favorably to the companies’ strong operating cash flows and continued shareholder distributions, as well as their disciplined capital spending, balance sheet strength, and production growth from high-quality assets. Exxon Mobil was further supported by robust production growth and synergies from its purchase of Pioneer Natural Resources, while Chevron’s acquisition of Hess provided exposure to the highly attractive Guyana oil fields.
What detracted from performance?
The LNG distribution company Cheniere Energy, Inc. was the largest detractor from absolute performance. Cheniere lagged due to weaker LNG market sentiment in the second half of 2025, when significant expected increases in supply weighed on investor expectations for LNG pricing. Although LNG demand increased following the start of the war with Iran, the stock subsequently fell from its late March high due to certain elements of its earnings report. The E&P company ARC Resources, Ltd. also detracted, as weaker North American natural gas prices weighed on earnings expectations and investor sentiment. The Fund exited the position during the period. The integrated oil company Galp Energia, SGPS, S.A., whose shares came under pressure due to its sale of an asset at terms investors viewed unfavorably, was an additional detractor of note.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.
Fund performance
Cumulative performance: June 1, 2016 through May 31, 2026
Initial investment of $10,000
See “Average annual total returns” for additional information on fund performance.
Average annual total returns
	1 Year	5 Years	10 Years
Investor C Shares	39.72%	18.18%	7.73%
Investor C Shares (with sales charge)	38.72	18.18	7.73
MSCI All Country World Index (Net)	30.27	11.45	12.81
MSCI World Energy Index (Net)	43.63	19.12	8.97
Key Fund statistics
Net Assets	$350,072,275
Number of Portfolio Holdings	31
Net Investment Advisory Fees	$2,245,864
Portfolio Turnover Rate	38%
Assuming maximum sales charges. Average annual total returns with and without sales charges reflect reductions for distribution and service fees.
Past performance is not an indication of future results. Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit blackrock.com for more recent performance information.
What did the Fund invest in?
(as of May 31, 2026)
Industry allocation
Industry(a)	Percent of Net Assets
Oil, Gas & Consumable Fuels	90.6%
Energy Equipment & Services	6.2%
Chemicals	1.6%
Short-Term Securities	1.3%
Other Assets Less Liabilities	0.3%
Ten largest holdings
Security(b)	Percent of Net Assets
Exxon Mobil Corp.	18.7%
Chevron Corp.	11.2%
Shell PLC	9.8%
TotalEnergies SE	7.0%
ConocoPhillips	4.4%
Williams Cos., Inc. (The)	4.2%
Valero Energy Corp.	4.0%
Targa Resources Corp.	4.0%
Canadian Natural Resources Ltd.	3.9%
Suncor Energy, Inc.	3.5%
(a)	For purposes of this report, industry sub-classifications may differ from those utilized by the Fund for compliance purposes.
(b)	Excludes short-term securities.
Additional information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.
Householding
The Fund will mail only one copy of shareholder documents, including prospectuses, annual and semi-annual reports and proxy statements, to shareholders with multiple accounts at the same address. This practice is commonly called “householding” and is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Fund at (800) 441-7762.
The Fund is not sponsored, endorsed, issued, sold, or promoted by MSCI Inc. and its affiliates, nor does this company make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the company listed above.
©2026 BlackRock, Inc. or its affiliates. All rights reserved. BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.
BlackRock Energy Opportunities Fund
Investor C Shares | BACCX
Annual Shareholder Report — May 31, 2026
BACCX-05/26-AR

BlackRock Health Sciences Opportunities Portfolio

Institutional Shares | SHSSX

Annual Shareholder Report — May 31, 2026

This annual shareholder report contains important information about BlackRock Health Sciences Opportunities Portfolio (the “Fund”) for the period of June 1, 2025 to May 31, 2026. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$93	0.86%
How did the Fund perform last year?
  For the reporting period ended May 31, 2026, the Fund's Institutional Shares returned 17.12%.
  For the same period, the Fund’s benchmark, the Russell 3000 Index returned 29.45% and the Russell 3000 Health Care Index returned 17.64%.
What contributed to performance?
Eli Lilly & Co. was the largest contributor to absolute performance. The company’s share price was driven by continued strength in the market for obesity treatments, progress on its oral GLP-1 pipeline, and robust financial performance. Johnson & Johnson was another contributor. The pharmaceutical stock rose on the back of strong financial performance and waning policy headwinds. UnitedHealth Group, Inc., Merck & Co., Inc., and Teva Pharmaceutical Industries, Ltd. were leading contributors, as well.
What detracted from performance?
The health care equipment firm Boston Scientific Corp., which lost ground after reporting slower-than-expected growth in key areas, was the largest detractor. Abbott Laboratories also detracted from returns. The stock faced pressure due to disappointing financial results, overhangs from large acquisitions, and weaker trends in key products. Intuitive Surgical, Inc., Stryker Corp., and Veeva Systems, Inc. were notable detractors, as well.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.
Fund performance
Cumulative performance: June 1, 2016 through May 31, 2026
Initial investment of $10,000
See “Average annual total returns” for additional information on fund performance.
Average annual total returns
	1 Year	5 Years	10 Years
Institutional Shares	17.12%	4.34%	9.91%
Russell 3000 Index	29.45	12.92	15.12
Russell 3000 Health Care Index	17.64	4.47	9.53
Key Fund statistics
Net Assets	$5,899,853,298
Number of Portfolio Holdings	155
Net Investment Advisory Fees	$42,543,553
Portfolio Turnover Rate	49%
Past performance is not an indication of future results. Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit blackrock.com for more recent performance information.
What did the Fund invest in?
(as of May 31, 2026)
Industry allocation
Industry(a)	Percent of Net Assets
Pharmaceuticals	34.8%
Biotechnology	32.8%
Health Care Equipment & Supplies	12.2%
Health Care Providers & Services	11.4%
Life Sciences Tools & Services	8.4%
Short-Term Securities	0.8%
Liabilities in Excess of Other Assets	(0.4)%
Ten largest holdings
Security(b)	Percent of Net Assets
Eli Lilly & Co.	12.3%
Johnson & Johnson	8.0%
UnitedHealth Group, Inc.	6.1%
Merck & Co., Inc.	4.9%
Gilead Sciences, Inc.	4.2%
AbbVie, Inc.	3.9%
Amgen, Inc.	3.4%
Thermo Fisher Scientific, Inc.	3.0%
Vertex Pharmaceuticals, Inc.	2.7%
Pfizer, Inc.	2.6%
(a)	For purposes of this report, industry sub-classifications may differ from those utilized by the Fund for compliance purposes.
(b)	Excludes short-term securities.
Additional information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.
Householding
The Fund will mail only one copy of shareholder documents, including prospectuses, annual and semi-annual reports and proxy statements, to shareholders with multiple accounts at the same address. This practice is commonly called “householding” and is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Fund at (800) 441-7762.
The Fund is not sponsored, endorsed, issued, sold, or promoted by FTSE International Limited and its affiliates, nor does this company make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the company listed above.
©2026 BlackRock, Inc. or its affiliates. All rights reserved. BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.
BlackRock Health Sciences Opportunities Portfolio
Institutional Shares | SHSSX
Annual Shareholder Report — May 31, 2026
SHSSX-05/26-AR

BlackRock Health Sciences Opportunities Portfolio

Service Shares | SHISX

Annual Shareholder Report — May 31, 2026

This annual shareholder report contains important information about BlackRock Health Sciences Opportunities Portfolio (the “Fund”) for the period of June 1, 2025 to May 31, 2026. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Shares	$126	1.16%
How did the Fund perform last year?
  For the reporting period ended May 31, 2026, the Fund's Service Shares returned 16.76%.
  For the same period, the Fund’s benchmark, the Russell 3000 Index returned 29.45% and the Russell 3000 Health Care Index returned 17.64%.
What contributed to performance?
Eli Lilly & Co. was the largest contributor to absolute performance. The company’s share price was driven by continued strength in the market for obesity treatments, progress on its oral GLP-1 pipeline, and robust financial performance. Johnson & Johnson was another contributor. The pharmaceutical stock rose on the back of strong financial performance and waning policy headwinds. UnitedHealth Group, Inc., Merck & Co., Inc., and Teva Pharmaceutical Industries, Ltd. were leading contributors, as well.
What detracted from performance?
The health care equipment firm Boston Scientific Corp., which lost ground after reporting slower-than-expected growth in key areas, was the largest detractor. Abbott Laboratories also detracted from returns. The stock faced pressure due to disappointing financial results, overhangs from large acquisitions, and weaker trends in key products. Intuitive Surgical, Inc., Stryker Corp., and Veeva Systems, Inc. were notable detractors, as well.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.
Fund performance
Cumulative performance: June 1, 2016 through May 31, 2026
Initial investment of $10,000
See “Average annual total returns” for additional information on fund performance.
Average annual total returns
	1 Year	5 Years	10 Years
Service Shares	16.76%	4.02%	9.59%
Russell 3000 Index	29.45	12.92	15.12
Russell 3000 Health Care Index	17.64	4.47	9.53
Key Fund statistics
Net Assets	$5,899,853,298
Number of Portfolio Holdings	155
Net Investment Advisory Fees	$42,543,553
Portfolio Turnover Rate	49%
Average annual total returns reflect reductions for service fees.
Past performance is not an indication of future results. Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit blackrock.com for more recent performance information.
What did the Fund invest in?
(as of May 31, 2026)
Industry allocation
Industry(a)	Percent of Net Assets
Pharmaceuticals	34.8%
Biotechnology	32.8%
Health Care Equipment & Supplies	12.2%
Health Care Providers & Services	11.4%
Life Sciences Tools & Services	8.4%
Short-Term Securities	0.8%
Liabilities in Excess of Other Assets	(0.4)%
Ten largest holdings
Security(b)	Percent of Net Assets
Eli Lilly & Co.	12.3%
Johnson & Johnson	8.0%
UnitedHealth Group, Inc.	6.1%
Merck & Co., Inc.	4.9%
Gilead Sciences, Inc.	4.2%
AbbVie, Inc.	3.9%
Amgen, Inc.	3.4%
Thermo Fisher Scientific, Inc.	3.0%
Vertex Pharmaceuticals, Inc.	2.7%
Pfizer, Inc.	2.6%
(a)	For purposes of this report, industry sub-classifications may differ from those utilized by the Fund for compliance purposes.
(b)	Excludes short-term securities.
Additional information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.
Householding
The Fund will mail only one copy of shareholder documents, including prospectuses, annual and semi-annual reports and proxy statements, to shareholders with multiple accounts at the same address. This practice is commonly called “householding” and is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Fund at (800) 441-7762.
The Fund is not sponsored, endorsed, issued, sold, or promoted by FTSE International Limited and its affiliates, nor does this company make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the company listed above.
©2026 BlackRock, Inc. or its affiliates. All rights reserved. BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.
BlackRock Health Sciences Opportunities Portfolio
Service Shares | SHISX
Annual Shareholder Report — May 31, 2026
SHISX-05/26-AR

BlackRock Health Sciences Opportunities Portfolio

Investor A Shares | SHSAX

Annual Shareholder Report — May 31, 2026

This annual shareholder report contains important information about BlackRock Health Sciences Opportunities Portfolio (the “Fund”) for the period of June 1, 2025 to May 31, 2026. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor A Shares	$119	1.10%
How did the Fund perform last year?
  For the reporting period ended May 31, 2026, the Fund's Investor A Shares returned 16.86%.
  For the same period, the Fund’s benchmark, the Russell 3000 Index returned 29.45% and the Russell 3000 Health Care Index returned 17.64%.
What contributed to performance?
Eli Lilly & Co. was the largest contributor to absolute performance. The company’s share price was driven by continued strength in the market for obesity treatments, progress on its oral GLP-1 pipeline, and robust financial performance. Johnson & Johnson was another contributor. The pharmaceutical stock rose on the back of strong financial performance and waning policy headwinds. UnitedHealth Group, Inc., Merck & Co., Inc., and Teva Pharmaceutical Industries, Ltd. were leading contributors, as well.
What detracted from performance?
The health care equipment firm Boston Scientific Corp., which lost ground after reporting slower-than-expected growth in key areas, was the largest detractor. Abbott Laboratories also detracted from returns. The stock faced pressure due to disappointing financial results, overhangs from large acquisitions, and weaker trends in key products. Intuitive Surgical, Inc., Stryker Corp., and Veeva Systems, Inc. were notable detractors, as well.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.
Fund performance
Cumulative performance: June 1, 2016 through May 31, 2026
Initial investment of $10,000
See “Average annual total returns” for additional information on fund performance.
Average annual total returns
	1 Year	5 Years	10 Years
Investor A Shares	16.86%	4.08%	9.63%
Investor A Shares (with sales charge)	10.71	2.96	9.04
Russell 3000 Index	29.45	12.92	15.12
Russell 3000 Health Care Index	17.64	4.47	9.53
Key Fund statistics
Net Assets	$5,899,853,298
Number of Portfolio Holdings	155
Net Investment Advisory Fees	$42,543,553
Portfolio Turnover Rate	49%
Assuming maximum sales charges. Average annual total returns with and without sales charges reflect reductions for service fees.
Past performance is not an indication of future results. Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit blackrock.com for more recent performance information.
What did the Fund invest in?
(as of May 31, 2026)
Industry allocation
Industry(a)	Percent of Net Assets
Pharmaceuticals	34.8%
Biotechnology	32.8%
Health Care Equipment & Supplies	12.2%
Health Care Providers & Services	11.4%
Life Sciences Tools & Services	8.4%
Short-Term Securities	0.8%
Liabilities in Excess of Other Assets	(0.4)%
Ten largest holdings
Security(b)	Percent of Net Assets
Eli Lilly & Co.	12.3%
Johnson & Johnson	8.0%
UnitedHealth Group, Inc.	6.1%
Merck & Co., Inc.	4.9%
Gilead Sciences, Inc.	4.2%
AbbVie, Inc.	3.9%
Amgen, Inc.	3.4%
Thermo Fisher Scientific, Inc.	3.0%
Vertex Pharmaceuticals, Inc.	2.7%
Pfizer, Inc.	2.6%
(a)	For purposes of this report, industry sub-classifications may differ from those utilized by the Fund for compliance purposes.
(b)	Excludes short-term securities.
Additional information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.
Householding
The Fund will mail only one copy of shareholder documents, including prospectuses, annual and semi-annual reports and proxy statements, to shareholders with multiple accounts at the same address. This practice is commonly called “householding” and is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Fund at (800) 441-7762.
The Fund is not sponsored, endorsed, issued, sold, or promoted by FTSE International Limited and its affiliates, nor does this company make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the company listed above.
©2026 BlackRock, Inc. or its affiliates. All rights reserved. BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.
BlackRock Health Sciences Opportunities Portfolio
Investor A Shares | SHSAX
Annual Shareholder Report — May 31, 2026
SHSAX-05/26-AR

BlackRock Health Sciences Opportunities Portfolio

Investor C Shares | SHSCX

Annual Shareholder Report — May 31, 2026

This annual shareholder report contains important information about BlackRock Health Sciences Opportunities Portfolio (the “Fund”) for the period of June 1, 2025 to May 31, 2026. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor C Shares	$204	1.89%
How did the Fund perform last year?
  For the reporting period ended May 31, 2026, the Fund's Investor C Shares returned 15.92%.
  For the same period, the Fund’s benchmark, the Russell 3000 Index returned 29.45% and the Russell 3000 Health Care Index returned 17.64%.
What contributed to performance?
Eli Lilly & Co. was the largest contributor to absolute performance. The company’s share price was driven by continued strength in the market for obesity treatments, progress on its oral GLP-1 pipeline, and robust financial performance. Johnson & Johnson was another contributor. The pharmaceutical stock rose on the back of strong financial performance and waning policy headwinds. UnitedHealth Group, Inc., Merck & Co., Inc., and Teva Pharmaceutical Industries, Ltd. were leading contributors, as well.
What detracted from performance?
The health care equipment firm Boston Scientific Corp., which lost ground after reporting slower-than-expected growth in key areas, was the largest detractor. Abbott Laboratories also detracted from returns. The stock faced pressure due to disappointing financial results, overhangs from large acquisitions, and weaker trends in key products. Intuitive Surgical, Inc., Stryker Corp., and Veeva Systems, Inc. were notable detractors, as well.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.
Fund performance
Cumulative performance: June 1, 2016 through May 31, 2026
Initial investment of $10,000
See “Average annual total returns” for additional information on fund performance.
Average annual total returns
	1 Year	5 Years	10 Years
Investor C Shares	15.92%	3.29%	8.98%
Investor C Shares (with sales charge)	14.92	3.29	8.98
Russell 3000 Index	29.45	12.92	15.12
Russell 3000 Health Care Index	17.64	4.47	9.53
Key Fund statistics
Net Assets	$5,899,853,298
Number of Portfolio Holdings	155
Net Investment Advisory Fees	$42,543,553
Portfolio Turnover Rate	49%
Assuming maximum sales charges. Average annual total returns with and without sales charges reflect reductions for distribution and service fees.
Past performance is not an indication of future results. Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit blackrock.com for more recent performance information.
What did the Fund invest in?
(as of May 31, 2026)
Industry allocation
Industry(a)	Percent of Net Assets
Pharmaceuticals	34.8%
Biotechnology	32.8%
Health Care Equipment & Supplies	12.2%
Health Care Providers & Services	11.4%
Life Sciences Tools & Services	8.4%
Short-Term Securities	0.8%
Liabilities in Excess of Other Assets	(0.4)%
Ten largest holdings
Security(b)	Percent of Net Assets
Eli Lilly & Co.	12.3%
Johnson & Johnson	8.0%
UnitedHealth Group, Inc.	6.1%
Merck & Co., Inc.	4.9%
Gilead Sciences, Inc.	4.2%
AbbVie, Inc.	3.9%
Amgen, Inc.	3.4%
Thermo Fisher Scientific, Inc.	3.0%
Vertex Pharmaceuticals, Inc.	2.7%
Pfizer, Inc.	2.6%
(a)	For purposes of this report, industry sub-classifications may differ from those utilized by the Fund for compliance purposes.
(b)	Excludes short-term securities.
Additional information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.
Householding
The Fund will mail only one copy of shareholder documents, including prospectuses, annual and semi-annual reports and proxy statements, to shareholders with multiple accounts at the same address. This practice is commonly called “householding” and is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Fund at (800) 441-7762.
The Fund is not sponsored, endorsed, issued, sold, or promoted by FTSE International Limited and its affiliates, nor does this company make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the company listed above.
©2026 BlackRock, Inc. or its affiliates. All rights reserved. BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.
BlackRock Health Sciences Opportunities Portfolio
Investor C Shares | SHSCX
Annual Shareholder Report — May 31, 2026
SHSCX-05/26-AR

BlackRock Health Sciences Opportunities Portfolio

Class K Shares | SHSKX

Annual Shareholder Report — May 31, 2026

This annual shareholder report contains important information about BlackRock Health Sciences Opportunities Portfolio (the “Fund”) for the period of June 1, 2025 to May 31, 2026. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class K Shares	$81	0.75%
How did the Fund perform last year?
  For the reporting period ended May 31, 2026, the Fund's Class K Shares returned 17.25%.
  For the same period, the Fund’s benchmark, the Russell 3000 Index returned 29.45% and the Russell 3000 Health Care Index returned 17.64%.
What contributed to performance?
Eli Lilly & Co. was the largest contributor to absolute performance. The company’s share price was driven by continued strength in the market for obesity treatments, progress on its oral GLP-1 pipeline, and robust financial performance. Johnson & Johnson was another contributor. The pharmaceutical stock rose on the back of strong financial performance and waning policy headwinds. UnitedHealth Group, Inc., Merck & Co., Inc., and Teva Pharmaceutical Industries, Ltd. were leading contributors, as well.
What detracted from performance?
The health care equipment firm Boston Scientific Corp., which lost ground after reporting slower-than-expected growth in key areas, was the largest detractor. Abbott Laboratories also detracted from returns. The stock faced pressure due to disappointing financial results, overhangs from large acquisitions, and weaker trends in key products. Intuitive Surgical, Inc., Stryker Corp., and Veeva Systems, Inc. were notable detractors, as well.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.
Fund performance
Cumulative performance: June 1, 2016 through May 31, 2026
Initial investment of $10,000
See “Average annual total returns” for additional information on fund performance.
Average annual total returns
	1 Year	5 Years	10 Years
Class K Shares	17.25%	4.44%	10.02%
Russell 3000 Index	29.45	12.92	15.12
Russell 3000 Health Care Index	17.64	4.47	9.53
Key Fund statistics
Net Assets	$5,899,853,298
Number of Portfolio Holdings	155
Net Investment Advisory Fees	$42,543,553
Portfolio Turnover Rate	49%
Performance shown prior to the Class K Shares inception date of June 8, 2016 is that of Investor A Shares. The performance of the Class K Shares would be substantially similar to Investor A Shares because Class K Shares and Investor A Shares invest in the same portfolio of securities and performance would only differ to the extent that Class K Shares and Investor A Shares have different expenses. The actual returns of Class K Shares would have been higher than those of the Investor A Shares because Class K Shares have lower expenses than the Investor A Shares.
Past performance is not an indication of future results. Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit blackrock.com for more recent performance information.
What did the Fund invest in?
(as of May 31, 2026)
Industry allocation
Industry(a)	Percent of Net Assets
Pharmaceuticals	34.8%
Biotechnology	32.8%
Health Care Equipment & Supplies	12.2%
Health Care Providers & Services	11.4%
Life Sciences Tools & Services	8.4%
Short-Term Securities	0.8%
Liabilities in Excess of Other Assets	(0.4)%
Ten largest holdings
Security(b)	Percent of Net Assets
Eli Lilly & Co.	12.3%
Johnson & Johnson	8.0%
UnitedHealth Group, Inc.	6.1%
Merck & Co., Inc.	4.9%
Gilead Sciences, Inc.	4.2%
AbbVie, Inc.	3.9%
Amgen, Inc.	3.4%
Thermo Fisher Scientific, Inc.	3.0%
Vertex Pharmaceuticals, Inc.	2.7%
Pfizer, Inc.	2.6%
(a)	For purposes of this report, industry sub-classifications may differ from those utilized by the Fund for compliance purposes.
(b)	Excludes short-term securities.
Additional information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.
Householding
The Fund will mail only one copy of shareholder documents, including prospectuses, annual and semi-annual reports and proxy statements, to shareholders with multiple accounts at the same address. This practice is commonly called “householding” and is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Fund at (800) 441-7762.
The Fund is not sponsored, endorsed, issued, sold, or promoted by FTSE International Limited and its affiliates, nor does this company make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the company listed above.
©2026 BlackRock, Inc. or its affiliates. All rights reserved. BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.
BlackRock Health Sciences Opportunities Portfolio
Class K Shares | SHSKX
Annual Shareholder Report — May 31, 2026
SHSKX-05/26-AR

BlackRock Health Sciences Opportunities Portfolio

Class R Shares | BHSRX

Annual Shareholder Report — May 31, 2026

This annual shareholder report contains important information about BlackRock Health Sciences Opportunities Portfolio (the “Fund”) for the period of June 1, 2025 to May 31, 2026. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R Shares	$158	1.46%
How did the Fund perform last year?
  For the reporting period ended May 31, 2026, the Fund's Class R Shares returned 16.43%.
  For the same period, the Fund’s benchmark, the Russell 3000 Index returned 29.45% and the Russell 3000 Health Care Index returned 17.64%.
What contributed to performance?
Eli Lilly & Co. was the largest contributor to absolute performance. The company’s share price was driven by continued strength in the market for obesity treatments, progress on its oral GLP-1 pipeline, and robust financial performance. Johnson & Johnson was another contributor. The pharmaceutical stock rose on the back of strong financial performance and waning policy headwinds. UnitedHealth Group, Inc., Merck & Co., Inc., and Teva Pharmaceutical Industries, Ltd. were leading contributors, as well.
What detracted from performance?
The health care equipment firm Boston Scientific Corp., which lost ground after reporting slower-than-expected growth in key areas, was the largest detractor. Abbott Laboratories also detracted from returns. The stock faced pressure due to disappointing financial results, overhangs from large acquisitions, and weaker trends in key products. Intuitive Surgical, Inc., Stryker Corp., and Veeva Systems, Inc. were notable detractors, as well.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.
Fund performance
Cumulative performance: June 1, 2016 through May 31, 2026
Initial investment of $10,000
See “Average annual total returns” for additional information on fund performance.
Average annual total returns
	1 Year	5 Years	10 Years
Class R Shares	16.43%	3.71%	9.25%
Russell 3000 Index	29.45	12.92	15.12
Russell 3000 Health Care Index	17.64	4.47	9.53
Key Fund statistics
Net Assets	$5,899,853,298
Number of Portfolio Holdings	155
Net Investment Advisory Fees	$42,543,553
Portfolio Turnover Rate	49%
Average annual total returns reflect reductions for distribution and service fees.
Past performance is not an indication of future results. Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit blackrock.com for more recent performance information.
What did the Fund invest in?
(as of May 31, 2026)
Industry allocation
Industry(a)	Percent of Net Assets
Pharmaceuticals	34.8%
Biotechnology	32.8%
Health Care Equipment & Supplies	12.2%
Health Care Providers & Services	11.4%
Life Sciences Tools & Services	8.4%
Short-Term Securities	0.8%
Liabilities in Excess of Other Assets	(0.4)%
Ten largest holdings
Security(b)	Percent of Net Assets
Eli Lilly & Co.	12.3%
Johnson & Johnson	8.0%
UnitedHealth Group, Inc.	6.1%
Merck & Co., Inc.	4.9%
Gilead Sciences, Inc.	4.2%
AbbVie, Inc.	3.9%
Amgen, Inc.	3.4%
Thermo Fisher Scientific, Inc.	3.0%
Vertex Pharmaceuticals, Inc.	2.7%
Pfizer, Inc.	2.6%
(a)	For purposes of this report, industry sub-classifications may differ from those utilized by the Fund for compliance purposes.
(b)	Excludes short-term securities.
Additional information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.
Householding
The Fund will mail only one copy of shareholder documents, including prospectuses, annual and semi-annual reports and proxy statements, to shareholders with multiple accounts at the same address. This practice is commonly called “householding” and is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Fund at (800) 441-7762.
The Fund is not sponsored, endorsed, issued, sold, or promoted by FTSE International Limited and its affiliates, nor does this company make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the company listed above.
©2026 BlackRock, Inc. or its affiliates. All rights reserved. BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.
BlackRock Health Sciences Opportunities Portfolio
Class R Shares | BHSRX
Annual Shareholder Report — May 31, 2026
BHSRX-05/26-AR

BlackRock High Equity Income Fund

Institutional Shares | BMCIX

Annual Shareholder Report — May 31, 2026

This annual shareholder report contains important information about BlackRock High Equity Income Fund (the “Fund”) for the period of June 1, 2025 to May 31, 2026. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$94	0.85%
How did the Fund perform last year?
  For the reporting period ended May 31, 2026, the Fund's Institutional Shares returned 21.49%.
  For the same period, the Fund’s benchmark, the Russell 1000 Index returned 28.85% and the Russell 1000 Value Index returned 28.55%.
What contributed to performance?
The Fund utilizes an actively managed large-cap value approach that seeks to generate enhanced yield by combining dividend-paying equities with a single-stock covered call overlay. In doing so, the Fund utilizes derivatives known as equity-linked notes, debt instruments with the potential for additional payouts tied to the return of a specific stock. The Fund’s primary objective is high current income while maintaining prospects for capital appreciation by investing in high-quality, attractively valued companies with a consistent dividend history.
Over the period, the information technology sector had the most significant positive impact on performance, most notably within the technology hardware, storage & peripherals industry. The Fund’s industrials exposure also contributed positively, led by holdings within the trading companies & distributors industry. Finally, exposure to the consumer discretionary sector proved beneficial.
What detracted from performance?
None of the sectors detracted during this period, however, at a industry level, exposures within media, financial services and health care equipment & supplies detracted.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.
Fund performance
Cumulative performance: June 1, 2016 through May 31, 2026
Initial investment of $10,000
See “Average annual total returns” for additional information on fund performance.
Average annual total returns
	1 Year	5 Years	10 Years
Institutional Shares	21.49%	8.67%	9.96%
Russell 1000 Index	28.85	13.33	15.38
Russell 1000 Value Index	28.55	10.42	11.37
Key Fund statistics
Net Assets	$2,103,864,551
Number of Portfolio Holdings	171
Net Investment Advisory Fees	$14,225,758
Portfolio Turnover Rate	153%
The Fund’s returns shown prior to June 12, 2017, are the returns of the Fund when it followed different investment strategies under the name BlackRock U.S. Opportunities Portfolio.
Past performance is not an indication of future results. Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit blackrock.com for more recent performance information.
What did the Fund invest in?
(as of May 31, 2026)
Sector allocation
Sector(a)	Percent of Net Assets
Information Technology	19.6%
Industrials	15.6%
Financials	15.5%
Health Care	12.4%
Communication Services	7.9%
Consumer Discretionary	7.7%
Energy	5.5%
Consumer Staples	5.5%
Materials	4.7%
Utilities	4.5%
Real Estate	3.1%
Short-Term Securities	3.3%
Liabilities in Excess of Other Assets	(5.3)%
Ten largest holdings
Security(b)	Percent of Net Assets
Samsung Electronics Co. Ltd., Registered Shares, GDR	3.4%
Citigroup, Inc.	2.7%
Amazon.com, Inc.	1.9%
Western Digital Corp.	1.9%
Wells Fargo & Co.	1.8%
CVS Health Corp.	1.8%
FedEx Corp.	1.7%
British American Tobacco PLC	1.7%
Microsoft Corp.	1.6%
Alphabet, Inc., Class C, NVS	1.5%
(a)	For purposes of this report, sector sub-classifications may differ from those utilized by the Fund for compliance purposes.
(b)	Excludes short-term securities.
Additional information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.
Householding
The Fund will mail only one copy of shareholder documents, including prospectuses, annual and semi-annual reports and proxy statements, to shareholders with multiple accounts at the same address. This practice is commonly called “householding” and is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Fund at (800) 441-7762.
The Fund is not sponsored, endorsed, issued, sold, or promoted by FTSE International Limited and its affiliates, nor does this company make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the company listed above.
©2026 BlackRock, Inc. or its affiliates. All rights reserved. BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.
BlackRock High Equity Income Fund
Institutional Shares | BMCIX
Annual Shareholder Report — May 31, 2026
BMCIX-05/26-AR

BlackRock High Equity Income Fund

Investor A Shares | BMEAX

Annual Shareholder Report — May 31, 2026

This annual shareholder report contains important information about BlackRock High Equity Income Fund (the “Fund”) for the period of June 1, 2025 to May 31, 2026. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor A Shares	$122	1.10%
How did the Fund perform last year?
  For the reporting period ended May 31, 2026, the Fund's Investor A Shares returned 21.19%.
  For the same period, the Fund’s benchmark, the Russell 1000 Index returned 28.85% and the Russell 1000 Value Index returned 28.55%.
What contributed to performance?
The Fund utilizes an actively managed large-cap value approach that seeks to generate enhanced yield by combining dividend-paying equities with a single-stock covered call overlay. In doing so, the Fund utilizes derivatives known as equity-linked notes, debt instruments with the potential for additional payouts tied to the return of a specific stock. The Fund’s primary objective is high current income while maintaining prospects for capital appreciation by investing in high-quality, attractively valued companies with a consistent dividend history.
Over the period, the information technology sector had the most significant positive impact on performance, most notably within the technology hardware, storage & peripherals industry. The Fund’s industrials exposure also contributed positively, led by holdings within the trading companies & distributors industry. Finally, exposure to the consumer discretionary sector proved beneficial.
What detracted from performance?
None of the sectors detracted during this period, however, at a industry level, exposures within media, financial services and health care equipment & supplies detracted.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.
Fund performance
Cumulative performance: June 1, 2016 through May 31, 2026
Initial investment of $10,000
See “Average annual total returns” for additional information on fund performance.
Average annual total returns
	1 Year	5 Years	10 Years
Investor A Shares	21.19%	8.40%	9.68%
Investor A Shares (with sales charge)	14.83	7.23	9.09
Russell 1000 Index	28.85	13.33	15.38
Russell 1000 Value Index	28.55	10.42	11.37
Key Fund statistics
Net Assets	$2,103,864,551
Number of Portfolio Holdings	171
Net Investment Advisory Fees	$14,225,758
Portfolio Turnover Rate	153%
Assuming maximum sales charges. Average annual total returns with and without sales charges reflect reductions for service fees.
The Fund’s returns shown prior to June 12, 2017, are the returns of the Fund when it followed different investment strategies under the name BlackRock U.S. Opportunities Portfolio.
Past performance is not an indication of future results. Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit blackrock.com for more recent performance information.
What did the Fund invest in?
(as of May 31, 2026)
Sector allocation
Sector(a)	Percent of Net Assets
Information Technology	19.6%
Industrials	15.6%
Financials	15.5%
Health Care	12.4%
Communication Services	7.9%
Consumer Discretionary	7.7%
Energy	5.5%
Consumer Staples	5.5%
Materials	4.7%
Utilities	4.5%
Real Estate	3.1%
Short-Term Securities	3.3%
Liabilities in Excess of Other Assets	(5.3)%
Ten largest holdings
Security(b)	Percent of Net Assets
Samsung Electronics Co. Ltd., Registered Shares, GDR	3.4%
Citigroup, Inc.	2.7%
Amazon.com, Inc.	1.9%
Western Digital Corp.	1.9%
Wells Fargo & Co.	1.8%
CVS Health Corp.	1.8%
FedEx Corp.	1.7%
British American Tobacco PLC	1.7%
Microsoft Corp.	1.6%
Alphabet, Inc., Class C, NVS	1.5%
(a)	For purposes of this report, sector sub-classifications may differ from those utilized by the Fund for compliance purposes.
(b)	Excludes short-term securities.
Additional information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.
Householding
The Fund will mail only one copy of shareholder documents, including prospectuses, annual and semi-annual reports and proxy statements, to shareholders with multiple accounts at the same address. This practice is commonly called “householding” and is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Fund at (800) 441-7762.
The Fund is not sponsored, endorsed, issued, sold, or promoted by FTSE International Limited and its affiliates, nor does this company make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the company listed above.
©2026 BlackRock, Inc. or its affiliates. All rights reserved. BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.
BlackRock High Equity Income Fund
Investor A Shares | BMEAX
Annual Shareholder Report — May 31, 2026
BMEAX-05/26-AR

BlackRock High Equity Income Fund
Investor C Shares | BMECX
Annual Shareholder Report — May 31, 2026

This annual shareholder report contains important information about BlackRock High Equity Income Fund (the “Fund”) for the period of June 1, 2025 to May 31, 2026. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor C Shares	$204	1.85%
How did the Fund perform last year?
  For the reporting period ended May 31, 2026, the Fund's Investor C Shares returned 20.35%.
  For the same period, the Fund’s benchmark, the Russell 1000 Index returned 28.85% and the Russell 1000 Value Index returned 28.55%.
What contributed to performance?
The Fund utilizes an actively managed large-cap value approach that seeks to generate enhanced yield by combining dividend-paying equities with a single-stock covered call overlay. In doing so, the Fund utilizes derivatives known as equity-linked notes, debt instruments with the potential for additional payouts tied to the return of a specific stock. The Fund’s primary objective is high current income while maintaining prospects for capital appreciation by investing in high-quality, attractively valued companies with a consistent dividend history.
Over the period, the information technology sector had the most significant positive impact on performance, most notably within the technology hardware, storage & peripherals industry. The Fund’s industrials exposure also contributed positively, led by holdings within the trading companies & distributors industry. Finally, exposure to the consumer discretionary sector proved beneficial.
What detracted from performance?
None of the sectors detracted during this period, however, at a industry level, exposures within media, financial services and health care equipment & supplies detracted.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.
Fund performance
Cumulative performance: June 1, 2016 through May 31, 2026
Initial investment of $10,000
See “Average annual total returns” for additional information on fund performance.
Average annual total returns
	1 Year	5 Years	10 Years
Investor C Shares	20.35%	7.60%	9.03%
Investor C Shares (with sales charge)	19.35	7.60	9.03
Russell 1000 Index	28.85	13.33	15.38
Russell 1000 Value Index	28.55	10.42	11.37
Key Fund statistics
Net Assets	$2,103,864,551
Number of Portfolio Holdings	171
Net Investment Advisory Fees	$14,225,758
Portfolio Turnover Rate	153%
Assuming maximum sales charges. Average annual total returns with and without sales charges reflect reductions for distribution and service fees.
The Fund’s returns shown prior to June 12, 2017, are the returns of the Fund when it followed different investment strategies under the name BlackRock U.S. Opportunities Portfolio.
Past performance is not an indication of future results. Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit blackrock.com for more recent performance information.
What did the Fund invest in?
(as of May 31, 2026)
Sector allocation
Sector(a)	Percent of Net Assets
Information Technology	19.6%
Industrials	15.6%
Financials	15.5%
Health Care	12.4%
Communication Services	7.9%
Consumer Discretionary	7.7%
Energy	5.5%
Consumer Staples	5.5%
Materials	4.7%
Utilities	4.5%
Real Estate	3.1%
Short-Term Securities	3.3%
Liabilities in Excess of Other Assets	(5.3)%
Ten largest holdings
Security(b)	Percent of Net Assets
Samsung Electronics Co. Ltd., Registered Shares, GDR	3.4%
Citigroup, Inc.	2.7%
Amazon.com, Inc.	1.9%
Western Digital Corp.	1.9%
Wells Fargo & Co.	1.8%
CVS Health Corp.	1.8%
FedEx Corp.	1.7%
British American Tobacco PLC	1.7%
Microsoft Corp.	1.6%
Alphabet, Inc., Class C, NVS	1.5%
(a)	For purposes of this report, sector sub-classifications may differ from those utilized by the Fund for compliance purposes.
(b)	Excludes short-term securities.
Additional information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.
Householding
The Fund will mail only one copy of shareholder documents, including prospectuses, annual and semi-annual reports and proxy statements, to shareholders with multiple accounts at the same address. This practice is commonly called “householding” and is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Fund at (800) 441-7762.
The Fund is not sponsored, endorsed, issued, sold, or promoted by FTSE International Limited and its affiliates, nor does this company make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the company listed above.
©2026 BlackRock, Inc. or its affiliates. All rights reserved. BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.
BlackRock High Equity Income Fund
Investor C Shares | BMECX
Annual Shareholder Report — May 31, 2026
BMECX-05/26-AR

BlackRock High Equity Income Fund

Class K Shares | BHEIX

Annual Shareholder Report — May 31, 2026

This annual shareholder report contains important information about BlackRock High Equity Income Fund (the “Fund”) for the period of June 1, 2025 to May 31, 2026. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class K Shares	$89	0.80%
How did the Fund perform last year?
  For the reporting period ended May 31, 2026, the Fund's Class K Shares returned 21.57%.
  For the same period, the Fund’s benchmark, the Russell 1000 Index returned 28.85% and the Russell 1000 Value Index returned 28.55%.
What contributed to performance?
The Fund utilizes an actively managed large-cap value approach that seeks to generate enhanced yield by combining dividend-paying equities with a single-stock covered call overlay. In doing so, the Fund utilizes derivatives known as equity-linked notes, debt instruments with the potential for additional payouts tied to the return of a specific stock. The Fund’s primary objective is high current income while maintaining prospects for capital appreciation by investing in high-quality, attractively valued companies with a consistent dividend history.
Over the period, the information technology sector had the most significant positive impact on performance, most notably within the technology hardware, storage & peripherals industry. The Fund’s industrials exposure also contributed positively, led by holdings within the trading companies & distributors industry. Finally, exposure to the consumer discretionary sector proved beneficial.
What detracted from performance?
None of the sectors detracted during this period, however, at a industry level, exposures within media, financial services and health care equipment & supplies detracted.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.
Fund performance
Cumulative performance: June 1, 2016 through May 31, 2026
Initial investment of $10,000
See “Average annual total returns” for additional information on fund performance.
Average annual total returns
	1 Year	5 Years	10 Years
Class K Shares	21.57%	8.71%	9.99%
Russell 1000 Index	28.85	13.33	15.38
Russell 1000 Value Index	28.55	10.42	11.37
Key Fund statistics
Net Assets	$2,103,864,551
Number of Portfolio Holdings	171
Net Investment Advisory Fees	$14,225,758
Portfolio Turnover Rate	153%
The Fund’s returns shown prior to June 12, 2017, are the returns of the Fund when it followed different investment strategies under the name BlackRock U.S. Opportunities Portfolio.
Performance shown prior to the Class K Shares inception date of April 21, 2020 is that of Institutional Shares. The performance of the Class K Shares would be substantially similar to Institutional Shares because Class K Shares and Institutional Shares invest in the same portfolio of securities and performance would only differ to the extent that Class K Shares and Institutional Shares have different expenses. The actual returns of Class K Shares would have been higher than those of the Institutional Shares because Class K Shares have lower expenses than the Institutional Shares.
Past performance is not an indication of future results. Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit blackrock.com for more recent performance information.
What did the Fund invest in?
(as of May 31, 2026)
Sector allocation
Sector(a)	Percent of Net Assets
Information Technology	19.6%
Industrials	15.6%
Financials	15.5%
Health Care	12.4%
Communication Services	7.9%
Consumer Discretionary	7.7%
Energy	5.5%
Consumer Staples	5.5%
Materials	4.7%
Utilities	4.5%
Real Estate	3.1%
Short-Term Securities	3.3%
Liabilities in Excess of Other Assets	(5.3)%
Ten largest holdings
Security(b)	Percent of Net Assets
Samsung Electronics Co. Ltd., Registered Shares, GDR	3.4%
Citigroup, Inc.	2.7%
Amazon.com, Inc.	1.9%
Western Digital Corp.	1.9%
Wells Fargo & Co.	1.8%
CVS Health Corp.	1.8%
FedEx Corp.	1.7%
British American Tobacco PLC	1.7%
Microsoft Corp.	1.6%
Alphabet, Inc., Class C, NVS	1.5%
(a)	For purposes of this report, sector sub-classifications may differ from those utilized by the Fund for compliance purposes.
(b)	Excludes short-term securities.
Additional information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.
Householding
The Fund will mail only one copy of shareholder documents, including prospectuses, annual and semi-annual reports and proxy statements, to shareholders with multiple accounts at the same address. This practice is commonly called “householding” and is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Fund at (800) 441-7762.
The Fund is not sponsored, endorsed, issued, sold, or promoted by FTSE International Limited and its affiliates, nor does this company make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the company listed above.
©2026 BlackRock, Inc. or its affiliates. All rights reserved. BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.
BlackRock High Equity Income Fund
Class K Shares | BHEIX
Annual Shareholder Report — May 31, 2026
BHEIX-05/26-AR

BlackRock Mid-Cap Growth Equity Portfolio

Institutional Shares | CMGIX

Annual Shareholder Report — May 31, 2026

This annual shareholder report contains important information about BlackRock Mid-Cap Growth Equity Portfolio (the “Fund”) for the period of June 1, 2025 to May 31, 2026. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
This report describes changes to the Fund that occurred during the reporting period.
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$84	0.80%
How did the Fund perform last year?
  For the reporting period ended May 31, 2026, the Fund's Institutional Shares returned 10.53%.
  For the same period, the Fund’s benchmark, the Russell 1000 Index returned 28.85% and the Russell Midcap Growth Index returned 7.88%.
What contributed to performance?
Positive contributions to the Fund’s performance were led by stock selection in the information technology, industrials and financials sectors. Within information technology, positions in Monolithic Power Systems Inc. and Tower Semiconductor Ltd. within the semiconductors & semiconductor equipment industry and Lumentum Holdings Inc. within the communications equipment industry were notable contributors. All three stocks benefited from investor demand for businesses exposed to artificial intelligence ("AI")-related infrastructure, data center investment and next-generation networking technologies. In industrials, Vertiv Holdings Co. was a notable contributor as the company benefited from growing demand for power and thermal management solutions supporting data center and AI infrastructure buildouts. In financials, Robinhood Markets Inc. within the capital markets industry added to performance, as results for the trading platform were supported by strong user engagement, increased trading activity and improving business fundamentals.
What detracted from performance?
The largest detractors from performance included stock selection in the consumer discretionary, communication services and healthcare sectors. Within consumer discretionary, detractors included Planet Fitness Inc. within the hotels, restaurants & leisure industry and Duolingo Inc. within the diversified consumer services industry. Planet Fitness was impacted by concerns regarding membership growth and consumer spending trends, while language learning app provider Duolingo faced valuation pressure despite continued user growth and product innovation. Within communication services, positions in gaming platform Roblox Corp. within the entertainment industry and marketing automation company The Trade Desk Inc. within the media industry weighed on performance amid concerns regarding growth sustainability and increasing competition. Lastly, diabetes management technology provider Dexcom, Inc. within the health care equipment & supplies industry detracted from performance.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.
Fund performance
Cumulative performance: June 1, 2016 through May 31, 2026
Initial investment of $10,000
See “Average annual total returns” for additional information on fund performance.
Average annual total returns
	1 Year	5 Years	10 Years
Institutional Shares	10.53%	1.74%	12.58%
Russell 1000 Index	28.85	13.33	15.38
Russell Midcap Growth Index	7.88	6.86	12.74
Key Fund statistics
Net Assets	$5,600,813,412
Number of Portfolio Holdings	59
Net Investment Advisory Fees	$44,088,985
Portfolio Turnover Rate	122%
Past performance is not an indication of future results. Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit blackrock.com for more recent performance information.
What did the Fund invest in?
(as of May 31, 2026)
Sector allocation
Sector(a)	Percent of Net Assets
Industrials	29.7%
Information Technology	23.6%
Consumer Discretionary	14.0%
Health Care	8.4%
Financials	7.5%
Communication Services	5.9%
Consumer Staples	5.3%
Energy	4.8%
Utilities	0.1%
Short-Term Securities	2.2%
Liabilities in Excess of Other Assets	(1.5)%
Ten largest holdings
Security(b)	Percent of Net Assets
Howmet Aerospace, Inc.	4.7%
Snowflake, Inc., Class A	4.3%
Axon Enterprise, Inc.	4.3%
Vertiv Holdings Co., Class A	3.8%
Monolithic Power Systems, Inc.	3.8%
HEICO Corp.	3.6%
Royal Caribbean Cruises Ltd.	3.6%
Quanta Services, Inc.	3.6%
Datadog, Inc., Class A	3.0%
Affirm Holdings, Inc., Class A	3.0%
(a)	For purposes of this report, sector sub-classifications may differ from those utilized by the Fund for compliance purposes.
(b)	Excludes short-term securities.
Material fund changes
This is a summary of certain changes to the Fund since May 31, 2025. For more complete information, you may review the Fund’s next prospectus, which we expect to be available approximately 120 days after May 31, 2026 at blackrock.com/fundreports or upon request by contacting us at (800) 441-7762.
The Fund’s Board approved changes to the Fund’s investment strategy to under normal circumstances, invest at least 80% of its net assets in growth equity securities issued by U.S. mid-capitalization companies and derivatives that provide investment exposure to such assets or to one or more market risk factors associated with such assets. These changes became effective on September 26, 2025.
Additional information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.
Householding
The Fund will mail only one copy of shareholder documents, including prospectuses, annual and semi-annual reports and proxy statements, to shareholders with multiple accounts at the same address. This practice is commonly called “householding” and is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Fund at (800) 441-7762.
The Fund is not sponsored, endorsed, issued, sold, or promoted by FTSE International Limited and its affiliates, nor does this company make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the company listed above.
©2026 BlackRock, Inc. or its affiliates. All rights reserved. BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.
BlackRock Mid-Cap Growth Equity Portfolio
Institutional Shares | CMGIX
Annual Shareholder Report — May 31, 2026
CMGIX-05/26-AR

BlackRock Mid-Cap Growth Equity Portfolio

Service Shares | CMGSX

Annual Shareholder Report — May 31, 2026

This annual shareholder report contains important information about BlackRock Mid-Cap Growth Equity Portfolio (the “Fund”) for the period of June 1, 2025 to May 31, 2026. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
This report describes changes to the Fund that occurred during the reporting period.
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Shares	$110	1.05%
How did the Fund perform last year?
  For the reporting period ended May 31, 2026, the Fund's Service Shares returned 10.29%.
  For the same period, the Fund’s benchmark, the Russell 1000 Index returned 28.85% and the Russell Midcap Growth Index returned 7.88%.
What contributed to performance?
Positive contributions to the Fund’s performance were led by stock selection in the information technology, industrials and financials sectors. Within information technology, positions in Monolithic Power Systems Inc. and Tower Semiconductor Ltd. within the semiconductors & semiconductor equipment industry and Lumentum Holdings Inc. within the communications equipment industry were notable contributors. All three stocks benefited from investor demand for businesses exposed to artificial intelligence ("AI")-related infrastructure, data center investment and next-generation networking technologies. In industrials, Vertiv Holdings Co. was a notable contributor as the company benefited from growing demand for power and thermal management solutions supporting data center and AI infrastructure buildouts. In financials, Robinhood Markets Inc. within the capital markets industry added to performance, as results for the trading platform were supported by strong user engagement, increased trading activity and improving business fundamentals.
What detracted from performance?
The largest detractors from performance included stock selection in the consumer discretionary, communication services and healthcare sectors. Within consumer discretionary, detractors included Planet Fitness Inc. within the hotels, restaurants & leisure industry and Duolingo Inc. within the diversified consumer services industry. Planet Fitness was impacted by concerns regarding membership growth and consumer spending trends, while language learning app provider Duolingo faced valuation pressure despite continued user growth and product innovation. Within communication services, positions in gaming platform Roblox Corp. within the entertainment industry and marketing automation company The Trade Desk Inc. within the media industry weighed on performance amid concerns regarding growth sustainability and increasing competition. Lastly, diabetes management technology provider Dexcom, Inc. within the health care equipment & supplies industry detracted from performance.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.
Fund performance
Cumulative performance: June 1, 2016 through May 31, 2026
Initial investment of $10,000
See “Average annual total returns” for additional information on fund performance.
Average annual total returns
	1 Year	5 Years	10 Years
Service Shares	10.29%	1.49%	12.32%
Russell 1000 Index	28.85	13.33	15.38
Russell Midcap Growth Index	7.88	6.86	12.74
Key Fund statistics
Net Assets	$5,600,813,412
Number of Portfolio Holdings	59
Net Investment Advisory Fees	$44,088,985
Portfolio Turnover Rate	122%
Average annual total returns reflect reductions for service fees.
Past performance is not an indication of future results. Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit blackrock.com for more recent performance information.
What did the Fund invest in?
(as of May 31, 2026)
Sector allocation
Sector(a)	Percent of Net Assets
Industrials	29.7%
Information Technology	23.6%
Consumer Discretionary	14.0%
Health Care	8.4%
Financials	7.5%
Communication Services	5.9%
Consumer Staples	5.3%
Energy	4.8%
Utilities	0.1%
Short-Term Securities	2.2%
Liabilities in Excess of Other Assets	(1.5)%
Ten largest holdings
Security(b)	Percent of Net Assets
Howmet Aerospace, Inc.	4.7%
Snowflake, Inc., Class A	4.3%
Axon Enterprise, Inc.	4.3%
Vertiv Holdings Co., Class A	3.8%
Monolithic Power Systems, Inc.	3.8%
HEICO Corp.	3.6%
Royal Caribbean Cruises Ltd.	3.6%
Quanta Services, Inc.	3.6%
Datadog, Inc., Class A	3.0%
Affirm Holdings, Inc., Class A	3.0%
(a)	For purposes of this report, sector sub-classifications may differ from those utilized by the Fund for compliance purposes.
(b)	Excludes short-term securities.
Material fund changes
This is a summary of certain changes to the Fund since May 31, 2025. For more complete information, you may review the Fund’s next prospectus, which we expect to be available approximately 120 days after May 31, 2026 at blackrock.com/fundreports or upon request by contacting us at (800) 441-7762.
The Fund’s Board approved changes to the Fund’s investment strategy to under normal circumstances, invest at least 80% of its net assets in growth equity securities issued by U.S. mid-capitalization companies and derivatives that provide investment exposure to such assets or to one or more market risk factors associated with such assets. These changes became effective on September 26, 2025.
Additional information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.
Householding
The Fund will mail only one copy of shareholder documents, including prospectuses, annual and semi-annual reports and proxy statements, to shareholders with multiple accounts at the same address. This practice is commonly called “householding” and is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Fund at (800) 441-7762.
The Fund is not sponsored, endorsed, issued, sold, or promoted by FTSE International Limited and its affiliates, nor does this company make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the company listed above.
©2026 BlackRock, Inc. or its affiliates. All rights reserved. BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.
BlackRock Mid-Cap Growth Equity Portfolio
Service Shares | CMGSX
Annual Shareholder Report — May 31, 2026
CMGSX-05/26-AR

BlackRock Mid-Cap Growth Equity Portfolio

Investor A Shares | BMGAX

Annual Shareholder Report — May 31, 2026

This annual shareholder report contains important information about BlackRock Mid-Cap Growth Equity Portfolio (the “Fund”) for the period of June 1, 2025 to May 31, 2026. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
This report describes changes to the Fund that occurred during the reporting period.
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor A Shares	$110	1.05%
How did the Fund perform last year?
  For the reporting period ended May 31, 2026, the Fund's Investor A Shares returned 10.29%.
  For the same period, the Fund’s benchmark, the Russell 1000 Index returned 28.85% and the Russell Midcap Growth Index returned 7.88%.
What contributed to performance?
Positive contributions to the Fund’s performance were led by stock selection in the information technology, industrials and financials sectors. Within information technology, positions in Monolithic Power Systems Inc. and Tower Semiconductor Ltd. within the semiconductors & semiconductor equipment industry and Lumentum Holdings Inc. within the communications equipment industry were notable contributors. All three stocks benefited from investor demand for businesses exposed to artificial intelligence ("AI")-related infrastructure, data center investment and next-generation networking technologies. In industrials, Vertiv Holdings Co. was a notable contributor as the company benefited from growing demand for power and thermal management solutions supporting data center and AI infrastructure buildouts. In financials, Robinhood Markets Inc. within the capital markets industry added to performance, as results for the trading platform were supported by strong user engagement, increased trading activity and improving business fundamentals.
What detracted from performance?
The largest detractors from performance included stock selection in the consumer discretionary, communication services and healthcare sectors. Within consumer discretionary, detractors included Planet Fitness Inc. within the hotels, restaurants & leisure industry and Duolingo Inc. within the diversified consumer services industry. Planet Fitness was impacted by concerns regarding membership growth and consumer spending trends, while language learning app provider Duolingo faced valuation pressure despite continued user growth and product innovation. Within communication services, positions in gaming platform Roblox Corp. within the entertainment industry and marketing automation company The Trade Desk Inc. within the media industry weighed on performance amid concerns regarding growth sustainability and increasing competition. Lastly, diabetes management technology provider Dexcom, Inc. within the health care equipment & supplies industry detracted from performance.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.
Fund performance
Cumulative performance: June 1, 2016 through May 31, 2026
Initial investment of $10,000
See “Average annual total returns” for additional information on fund performance.
Average annual total returns
	1 Year	5 Years	10 Years
Investor A Shares	10.29%	1.49%	12.29%
Investor A Shares (with sales charge)	4.50	0.40	11.69
Russell 1000 Index	28.85	13.33	15.38
Russell Midcap Growth Index	7.88	6.86	12.74
Key Fund statistics
Net Assets	$5,600,813,412
Number of Portfolio Holdings	59
Net Investment Advisory Fees	$44,088,985
Portfolio Turnover Rate	122%
Assuming maximum sales charges. Average annual total returns with and without sales charges reflect reductions for service fees.
Past performance is not an indication of future results. Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit blackrock.com for more recent performance information.
What did the Fund invest in?
(as of May 31, 2026)
Sector allocation
Sector(a)	Percent of Net Assets
Industrials	29.7%
Information Technology	23.6%
Consumer Discretionary	14.0%
Health Care	8.4%
Financials	7.5%
Communication Services	5.9%
Consumer Staples	5.3%
Energy	4.8%
Utilities	0.1%
Short-Term Securities	2.2%
Liabilities in Excess of Other Assets	(1.5)%
Ten largest holdings
Security(b)	Percent of Net Assets
Howmet Aerospace, Inc.	4.7%
Snowflake, Inc., Class A	4.3%
Axon Enterprise, Inc.	4.3%
Vertiv Holdings Co., Class A	3.8%
Monolithic Power Systems, Inc.	3.8%
HEICO Corp.	3.6%
Royal Caribbean Cruises Ltd.	3.6%
Quanta Services, Inc.	3.6%
Datadog, Inc., Class A	3.0%
Affirm Holdings, Inc., Class A	3.0%
(a)	For purposes of this report, sector sub-classifications may differ from those utilized by the Fund for compliance purposes.
(b)	Excludes short-term securities.
Material fund changes
This is a summary of certain changes to the Fund since May 31, 2025. For more complete information, you may review the Fund’s next prospectus, which we expect to be available approximately 120 days after May 31, 2026 at blackrock.com/fundreports or upon request by contacting us at (800) 441-7762.
The Fund’s Board approved changes to the Fund’s investment strategy to under normal circumstances, invest at least 80% of its net assets in growth equity securities issued by U.S. mid-capitalization companies and derivatives that provide investment exposure to such assets or to one or more market risk factors associated with such assets. These changes became effective on September 26, 2025.
Additional information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.
Householding
The Fund will mail only one copy of shareholder documents, including prospectuses, annual and semi-annual reports and proxy statements, to shareholders with multiple accounts at the same address. This practice is commonly called “householding” and is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Fund at (800) 441-7762.
The Fund is not sponsored, endorsed, issued, sold, or promoted by FTSE International Limited and its affiliates, nor does this company make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the company listed above.
©2026 BlackRock, Inc. or its affiliates. All rights reserved. BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.
BlackRock Mid-Cap Growth Equity Portfolio
Investor A Shares | BMGAX
Annual Shareholder Report — May 31, 2026
BMGAX-05/26-AR

BlackRock Mid-Cap Growth Equity Portfolio

Investor C Shares | BMGCX

Annual Shareholder Report — May 31, 2026

This annual shareholder report contains important information about BlackRock Mid-Cap Growth Equity Portfolio (the “Fund”) for the period of June 1, 2025 to May 31, 2026. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
This report describes changes to the Fund that occurred during the reporting period.
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor C Shares	$188	1.80%
How did the Fund perform last year?
  For the reporting period ended May 31, 2026, the Fund's Investor C Shares returned 9.42%.
  For the same period, the Fund’s benchmark, the Russell 1000 Index returned 28.85% and the Russell Midcap Growth Index returned 7.88%.
What contributed to performance?
Positive contributions to the Fund’s performance were led by stock selection in the information technology, industrials and financials sectors. Within information technology, positions in Monolithic Power Systems Inc. and Tower Semiconductor Ltd. within the semiconductors & semiconductor equipment industry and Lumentum Holdings Inc. within the communications equipment industry were notable contributors. All three stocks benefited from investor demand for businesses exposed to artificial intelligence ("AI")-related infrastructure, data center investment and next-generation networking technologies. In industrials, Vertiv Holdings Co. was a notable contributor as the company benefited from growing demand for power and thermal management solutions supporting data center and AI infrastructure buildouts. In financials, Robinhood Markets Inc. within the capital markets industry added to performance, as results for the trading platform were supported by strong user engagement, increased trading activity and improving business fundamentals.
What detracted from performance?
The largest detractors from performance included stock selection in the consumer discretionary, communication services and healthcare sectors. Within consumer discretionary, detractors included Planet Fitness Inc. within the hotels, restaurants & leisure industry and Duolingo Inc. within the diversified consumer services industry. Planet Fitness was impacted by concerns regarding membership growth and consumer spending trends, while language learning app provider Duolingo faced valuation pressure despite continued user growth and product innovation. Within communication services, positions in gaming platform Roblox Corp. within the entertainment industry and marketing automation company The Trade Desk Inc. within the media industry weighed on performance amid concerns regarding growth sustainability and increasing competition. Lastly, diabetes management technology provider Dexcom, Inc. within the health care equipment & supplies industry detracted from performance.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.
Fund performance
Cumulative performance: June 1, 2016 through May 31, 2026
Initial investment of $10,000
See “Average annual total returns” for additional information on fund performance.
Average annual total returns
	1 Year	5 Years	10 Years
Investor C Shares	9.42%	0.73%	11.64%
Investor C Shares (with sales charge)	8.63	0.73	11.64
Russell 1000 Index	28.85	13.33	15.38
Russell Midcap Growth Index	7.88	6.86	12.74
Key Fund statistics
Net Assets	$5,600,813,412
Number of Portfolio Holdings	59
Net Investment Advisory Fees	$44,088,985
Portfolio Turnover Rate	122%
Assuming maximum sales charges. Average annual total returns with and without sales charges reflect reductions for distribution and service fees.
Past performance is not an indication of future results. Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit blackrock.com for more recent performance information.
What did the Fund invest in?
(as of May 31, 2026)
Sector allocation
Sector(a)	Percent of Net Assets
Industrials	29.7%
Information Technology	23.6%
Consumer Discretionary	14.0%
Health Care	8.4%
Financials	7.5%
Communication Services	5.9%
Consumer Staples	5.3%
Energy	4.8%
Utilities	0.1%
Short-Term Securities	2.2%
Liabilities in Excess of Other Assets	(1.5)%
Ten largest holdings
Security(b)	Percent of Net Assets
Howmet Aerospace, Inc.	4.7%
Snowflake, Inc., Class A	4.3%
Axon Enterprise, Inc.	4.3%
Vertiv Holdings Co., Class A	3.8%
Monolithic Power Systems, Inc.	3.8%
HEICO Corp.	3.6%
Royal Caribbean Cruises Ltd.	3.6%
Quanta Services, Inc.	3.6%
Datadog, Inc., Class A	3.0%
Affirm Holdings, Inc., Class A	3.0%
(a)	For purposes of this report, sector sub-classifications may differ from those utilized by the Fund for compliance purposes.
(b)	Excludes short-term securities.
Material fund changes
This is a summary of certain changes to the Fund since May 31, 2025. For more complete information, you may review the Fund’s next prospectus, which we expect to be available approximately 120 days after May 31, 2026 at blackrock.com/fundreports or upon request by contacting us at (800) 441-7762.
The Fund’s Board approved changes to the Fund’s investment strategy to under normal circumstances, invest at least 80% of its net assets in growth equity securities issued by U.S. mid-capitalization companies and derivatives that provide investment exposure to such assets or to one or more market risk factors associated with such assets. These changes became effective on September 26, 2025.
Additional information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.
Householding
The Fund will mail only one copy of shareholder documents, including prospectuses, annual and semi-annual reports and proxy statements, to shareholders with multiple accounts at the same address. This practice is commonly called “householding” and is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Fund at (800) 441-7762.
The Fund is not sponsored, endorsed, issued, sold, or promoted by FTSE International Limited and its affiliates, nor does this company make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the company listed above.
©2026 BlackRock, Inc. or its affiliates. All rights reserved. BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.
BlackRock Mid-Cap Growth Equity Portfolio
Investor C Shares | BMGCX
Annual Shareholder Report — May 31, 2026
BMGCX-05/26-AR

BlackRock Mid-Cap Growth Equity Portfolio

Class K Shares | BMGKX

Annual Shareholder Report — May 31, 2026

This annual shareholder report contains important information about BlackRock Mid-Cap Growth Equity Portfolio (the “Fund”) for the period of June 1, 2025 to May 31, 2026. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
This report describes changes to the Fund that occurred during the reporting period.
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class K Shares	$77	0.73%
How did the Fund perform last year?
  For the reporting period ended May 31, 2026, the Fund's Class K Shares returned 10.64%.
  For the same period, the Fund’s benchmark, the Russell 1000 Index returned 28.85% and the Russell Midcap Growth Index returned 7.88%.
What contributed to performance?
Positive contributions to the Fund’s performance were led by stock selection in the information technology, industrials and financials sectors. Within information technology, positions in Monolithic Power Systems Inc. and Tower Semiconductor Ltd. within the semiconductors & semiconductor equipment industry and Lumentum Holdings Inc. within the communications equipment industry were notable contributors. All three stocks benefited from investor demand for businesses exposed to artificial intelligence ("AI")-related infrastructure, data center investment and next-generation networking technologies. In industrials, Vertiv Holdings Co. was a notable contributor as the company benefited from growing demand for power and thermal management solutions supporting data center and AI infrastructure buildouts. In financials, Robinhood Markets Inc. within the capital markets industry added to performance, as results for the trading platform were supported by strong user engagement, increased trading activity and improving business fundamentals.
What detracted from performance?
The largest detractors from performance included stock selection in the consumer discretionary, communication services and healthcare sectors. Within consumer discretionary, detractors included Planet Fitness Inc. within the hotels, restaurants & leisure industry and Duolingo Inc. within the diversified consumer services industry. Planet Fitness was impacted by concerns regarding membership growth and consumer spending trends, while language learning app provider Duolingo faced valuation pressure despite continued user growth and product innovation. Within communication services, positions in gaming platform Roblox Corp. within the entertainment industry and marketing automation company The Trade Desk Inc. within the media industry weighed on performance amid concerns regarding growth sustainability and increasing competition. Lastly, diabetes management technology provider Dexcom, Inc. within the health care equipment & supplies industry detracted from performance.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.
Fund performance
Cumulative performance: June 1, 2016 through May 31, 2026
Initial investment of $10,000
See “Average annual total returns” for additional information on fund performance.
Average annual total returns
	1 Year	5 Years	10 Years
Class K Shares	10.64%	1.84%	12.69%
Russell 1000 Index	28.85	13.33	15.38
Russell Midcap Growth Index	7.88	6.86	12.74
Key Fund statistics
Net Assets	$5,600,813,412
Number of Portfolio Holdings	59
Net Investment Advisory Fees	$44,088,985
Portfolio Turnover Rate	122%
Past performance is not an indication of future results. Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit blackrock.com for more recent performance information.
What did the Fund invest in?
(as of May 31, 2026)
Sector allocation
Sector(a)	Percent of Net Assets
Industrials	29.7%
Information Technology	23.6%
Consumer Discretionary	14.0%
Health Care	8.4%
Financials	7.5%
Communication Services	5.9%
Consumer Staples	5.3%
Energy	4.8%
Utilities	0.1%
Short-Term Securities	2.2%
Liabilities in Excess of Other Assets	(1.5)%
Ten largest holdings
Security(b)	Percent of Net Assets
Howmet Aerospace, Inc.	4.7%
Snowflake, Inc., Class A	4.3%
Axon Enterprise, Inc.	4.3%
Vertiv Holdings Co., Class A	3.8%
Monolithic Power Systems, Inc.	3.8%
HEICO Corp.	3.6%
Royal Caribbean Cruises Ltd.	3.6%
Quanta Services, Inc.	3.6%
Datadog, Inc., Class A	3.0%
Affirm Holdings, Inc., Class A	3.0%
(a)	For purposes of this report, sector sub-classifications may differ from those utilized by the Fund for compliance purposes.
(b)	Excludes short-term securities.
Material fund changes
This is a summary of certain changes to the Fund since May 31, 2025. For more complete information, you may review the Fund’s next prospectus, which we expect to be available approximately 120 days after May 31, 2026 at blackrock.com/fundreports or upon request by contacting us at (800) 441-7762.
The Fund’s Board approved changes to the Fund’s investment strategy to under normal circumstances, invest at least 80% of its net assets in growth equity securities issued by U.S. mid-capitalization companies and derivatives that provide investment exposure to such assets or to one or more market risk factors associated with such assets. These changes became effective on September 26, 2025.
Additional information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.
Householding
The Fund will mail only one copy of shareholder documents, including prospectuses, annual and semi-annual reports and proxy statements, to shareholders with multiple accounts at the same address. This practice is commonly called “householding” and is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Fund at (800) 441-7762.
The Fund is not sponsored, endorsed, issued, sold, or promoted by FTSE International Limited and its affiliates, nor does this company make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the company listed above.
©2026 BlackRock, Inc. or its affiliates. All rights reserved. BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.
BlackRock Mid-Cap Growth Equity Portfolio
Class K Shares | BMGKX
Annual Shareholder Report — May 31, 2026
BMGKX-05/26-AR

BlackRock Mid-Cap Growth Equity Portfolio

Class R Shares | BMRRX

Annual Shareholder Report — May 31, 2026

This annual shareholder report contains important information about BlackRock Mid-Cap Growth Equity Portfolio (the “Fund”) for the period of June 1, 2025 to May 31, 2026. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
This report describes changes to the Fund that occurred during the reporting period.
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R Shares	$136	1.30%
How did the Fund perform last year?
  For the reporting period ended May 31, 2026, the Fund's Class R Shares returned 9.99%.
  For the same period, the Fund’s benchmark, the Russell 1000 Index returned 28.85% and the Russell Midcap Growth Index returned 7.88%.
What contributed to performance?
Positive contributions to the Fund’s performance were led by stock selection in the information technology, industrials and financials sectors. Within information technology, positions in Monolithic Power Systems Inc. and Tower Semiconductor Ltd. within the semiconductors & semiconductor equipment industry and Lumentum Holdings Inc. within the communications equipment industry were notable contributors. All three stocks benefited from investor demand for businesses exposed to artificial intelligence ("AI")-related infrastructure, data center investment and next-generation networking technologies. In industrials, Vertiv Holdings Co. was a notable contributor as the company benefited from growing demand for power and thermal management solutions supporting data center and AI infrastructure buildouts. In financials, Robinhood Markets Inc. within the capital markets industry added to performance, as results for the trading platform were supported by strong user engagement, increased trading activity and improving business fundamentals.
What detracted from performance?
The largest detractors from performance included stock selection in the consumer discretionary, communication services and healthcare sectors. Within consumer discretionary, detractors included Planet Fitness Inc. within the hotels, restaurants & leisure industry and Duolingo Inc. within the diversified consumer services industry. Planet Fitness was impacted by concerns regarding membership growth and consumer spending trends, while language learning app provider Duolingo faced valuation pressure despite continued user growth and product innovation. Within communication services, positions in gaming platform Roblox Corp. within the entertainment industry and marketing automation company The Trade Desk Inc. within the media industry weighed on performance amid concerns regarding growth sustainability and increasing competition. Lastly, diabetes management technology provider Dexcom, Inc. within the health care equipment & supplies industry detracted from performance.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.
Fund performance
Cumulative performance: June 1, 2016 through May 31, 2026
Initial investment of $10,000
See “Average annual total returns” for additional information on fund performance.
Average annual total returns
	1 Year	5 Years	10 Years
Class R Shares	9.99%	1.23%	12.01%
Russell 1000 Index	28.85	13.33	15.38
Russell Midcap Growth Index	7.88	6.86	12.74
Key Fund statistics
Net Assets	$5,600,813,412
Number of Portfolio Holdings	59
Net Investment Advisory Fees	$44,088,985
Portfolio Turnover Rate	122%
Average annual total returns reflect reductions for distribution and service fees.
Past performance is not an indication of future results. Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit blackrock.com for more recent performance information.
What did the Fund invest in?
(as of May 31, 2026)
Sector allocation
Sector(a)	Percent of Net Assets
Industrials	29.7%
Information Technology	23.6%
Consumer Discretionary	14.0%
Health Care	8.4%
Financials	7.5%
Communication Services	5.9%
Consumer Staples	5.3%
Energy	4.8%
Utilities	0.1%
Short-Term Securities	2.2%
Liabilities in Excess of Other Assets	(1.5)%
Ten largest holdings
Security(b)	Percent of Net Assets
Howmet Aerospace, Inc.	4.7%
Snowflake, Inc., Class A	4.3%
Axon Enterprise, Inc.	4.3%
Vertiv Holdings Co., Class A	3.8%
Monolithic Power Systems, Inc.	3.8%
HEICO Corp.	3.6%
Royal Caribbean Cruises Ltd.	3.6%
Quanta Services, Inc.	3.6%
Datadog, Inc., Class A	3.0%
Affirm Holdings, Inc., Class A	3.0%
(a)	For purposes of this report, sector sub-classifications may differ from those utilized by the Fund for compliance purposes.
(b)	Excludes short-term securities.
Material fund changes
This is a summary of certain changes to the Fund since May 31, 2025. For more complete information, you may review the Fund’s next prospectus, which we expect to be available approximately 120 days after May 31, 2026 at blackrock.com/fundreports or upon request by contacting us at (800) 441-7762.
The Fund’s Board approved changes to the Fund’s investment strategy to under normal circumstances, invest at least 80% of its net assets in growth equity securities issued by U.S. mid-capitalization companies and derivatives that provide investment exposure to such assets or to one or more market risk factors associated with such assets. These changes became effective on September 26, 2025.
Additional information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.
Householding
The Fund will mail only one copy of shareholder documents, including prospectuses, annual and semi-annual reports and proxy statements, to shareholders with multiple accounts at the same address. This practice is commonly called “householding” and is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Fund at (800) 441-7762.
The Fund is not sponsored, endorsed, issued, sold, or promoted by FTSE International Limited and its affiliates, nor does this company make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the company listed above.
©2026 BlackRock, Inc. or its affiliates. All rights reserved. BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.
BlackRock Mid-Cap Growth Equity Portfolio
Class R Shares | BMRRX
Annual Shareholder Report — May 31, 2026
BMRRX-05/26-AR

BlackRock Technology Opportunities Fund

Institutional Shares | BGSIX

Annual Shareholder Report — May 31, 2026

This annual shareholder report contains important information about BlackRock Technology Opportunities Fund (the “Fund”) for the period of June 1, 2025 to May 31, 2026. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
This report describes changes to the Fund that occurred during the reporting period.
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$122	0.92%
How did the Fund perform last year?
  For the reporting period ended May 31, 2026, the Fund's Institutional Shares returned 65.73%.
  For the same period, the Fund’s benchmark, the MSCI All Country World Index (Net) returned 30.27% and the MSCI All-Country World Information Technology 10/40 Index (Net) returned 78.75%.
What contributed to performance?
The South Korean memory stock SK Hynix Co., Ltd. was the largest contributor to absolute performance. The shares rallied on expectations that the company would benefit from rising demand and a scarcity of memory brought about by the growth of artificial intelligence ("AI"). SK Hynix posted record 2025 results and reported that its high-bandwidth memory revenue more than doubled year-over-year. NVIDIA Corp. was also a top contributor to performance. The chip designer rose as AI data center demand translated to significant revenue growth.
What detracted from performance?
The Latin American e-commerce company MercadoLibre, Inc., which experienced falling profit margins due in part to rising investment in new initiatives, was the largest detractor from returns. Rubrik, Inc., a cybersecurity company, also detracted. The firm’s earnings guidance disappointed investors, leading to a compression in the stock’s valuation.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.
Fund performance
Cumulative performance: June 1, 2016 through May 31, 2026
Initial investment of $10,000
See “Average annual total returns” for additional information on fund performance.
Average annual total returns
	1 Year	5 Years	10 Years
Institutional Shares	65.73%	15.83%	25.11%
MSCI All Country World Index (Net)	30.27	11.45	12.81
MSCI All-Country World Information Technology 10/40 Index (Net)	78.75	N/A	N/A
MSCI All-Country World Information Technology Index (Net)	66.97	22.26	24.78
Key Fund statistics
Net Assets	$8,655,718,230
Number of Portfolio Holdings	70
Net Investment Advisory Fees	$51,368,651
Portfolio Turnover Rate	57%
The inception date of the MSCI All-Country World Information Technology 10/40 Index (Net) was February 23, 2024.
The Fund’s returns shown prior to December 30, 2017, are the returns of the Fund when it followed different investment strategies under the name BlackRock Science & Technology Opportunities Portfolio.
Past performance is not an indication of future results. Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit blackrock.com for more recent performance information.
What did the Fund invest in?
(as of May 31, 2026)
Industry allocation
Industry(a)	Percent of Net Assets
Semiconductors & Semiconductor Equipment	49.0%
Technology Hardware, Storage & Peripherals	13.5%
Software	13.5%
Electronic Equipment, Instruments & Components	6.0%
Interactive Media & Services	4.1%
Communications Equipment	3.3%
Electrical Equipment	2.1%
Broadline Retail	2.0%
Automobiles	1.8%
IT Services	1.8%
Other#	3.3%
Short-Term Securities	0.7%
Liabilities in Excess of Other Assets	(1.1)%
Ten largest holdings
Security(b)	Percent of Net Assets
NVIDIA Corp.	9.7%
Broadcom, Inc.	7.4%
SK hynix, Inc.	7.3%
Apple Inc.	5.4%
Samsung Electronics Co. Ltd.	5.2%
Advanced Micro Devices, Inc.	4.5%
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	4.4%
Lam Research Corp.	4.4%
Microsoft Corp.	4.1%
Alphabet, Inc., Class A	3.9%
(a)	For purposes of this report, industry sub-classifications may differ from those utilized by the Fund for compliance purposes.
(b)	Excludes short-term securities.
#	Ten largest industries are presented. Additional industries are found in Other.
Material fund changes
This is a summary of planned changes to the Fund since May 31, 2025. For more complete information, you may review the Fund’s next prospectus, which we expect to be available approximately 120 days after May 31, 2026 at blackrock.com/fundreports or upon request by contacting us at (800) 441-7762.
Effective June 1, 2026, BlackRock Advisors, LLC has contractually agreed to cap the Fund’s total annual fund operating expenses after fee waiver to 0.89% as a percentage of the Fund’s average daily net assets through June 30, 2028.
Additional information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.
Householding
The Fund will mail only one copy of shareholder documents, including prospectuses, annual and semi-annual reports and proxy statements, to shareholders with multiple accounts at the same address. This practice is commonly called “householding” and is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Fund at (800) 441-7762.
The Fund is not sponsored, endorsed, issued, sold, or promoted by MSCI Inc. and its affiliates, nor does this company make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the company listed above.
©2026 BlackRock, Inc. or its affiliates. All rights reserved. BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.
BlackRock Technology Opportunities Fund
Institutional Shares | BGSIX
Annual Shareholder Report — May 31, 2026
BGSIX-05/26-AR

BlackRock Technology Opportunities Fund

Service Shares | BSTSX

Annual Shareholder Report — May 31, 2026

This annual shareholder report contains important information about BlackRock Technology Opportunities Fund (the “Fund”) for the period of June 1, 2025 to May 31, 2026. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
This report describes changes to the Fund that occurred during the reporting period.
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Shares	$155	1.17%
How did the Fund perform last year?
  For the reporting period ended May 31, 2026, the Fund's Service Shares returned 65.35%.
  For the same period, the Fund’s benchmark, the MSCI All Country World Index (Net) returned 30.27% and the MSCI All-Country World Information Technology 10/40 Index (Net) returned 78.75%.
What contributed to performance?
The South Korean memory stock SK Hynix Co., Ltd. was the largest contributor to absolute performance. The shares rallied on expectations that the company would benefit from rising demand and a scarcity of memory brought about by the growth of artificial intelligence ("AI"). SK Hynix posted record 2025 results and reported that its high-bandwidth memory revenue more than doubled year-over-year. NVIDIA Corp. was also a top contributor to performance. The chip designer rose as AI data center demand translated to significant revenue growth.
What detracted from performance?
The Latin American e-commerce company MercadoLibre, Inc., which experienced falling profit margins due in part to rising investment in new initiatives, was the largest detractor from returns. Rubrik, Inc., a cybersecurity company, also detracted. The firm’s earnings guidance disappointed investors, leading to a compression in the stock’s valuation.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.
Fund performance
Cumulative performance: June 1, 2016 through May 31, 2026
Initial investment of $10,000
See “Average annual total returns” for additional information on fund performance.
Average annual total returns
	1 Year	5 Years	10 Years
Service Shares	65.35%	15.55%	24.81%
MSCI All Country World Index (Net)	30.27	11.45	12.81
MSCI All-Country World Information Technology 10/40 Index (Net)	78.75	N/A	N/A
MSCI All-Country World Information Technology Index (Net)	66.97	22.26	24.78
Key Fund statistics
Net Assets	$8,655,718,230
Number of Portfolio Holdings	70
Net Investment Advisory Fees	$51,368,651
Portfolio Turnover Rate	57%
The inception date of the MSCI All-Country World Information Technology 10/40 Index (Net) was February 23, 2024.
Average annual total returns reflect reductions for service fees.
The Fund’s returns shown prior to December 30, 2017, are the returns of the Fund when it followed different investment strategies under the name BlackRock Science & Technology Opportunities Portfolio.
Past performance is not an indication of future results. Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit blackrock.com for more recent performance information.
What did the Fund invest in?
(as of May 31, 2026)
Industry allocation
Industry(a)	Percent of Net Assets
Semiconductors & Semiconductor Equipment	49.0%
Technology Hardware, Storage & Peripherals	13.5%
Software	13.5%
Electronic Equipment, Instruments & Components	6.0%
Interactive Media & Services	4.1%
Communications Equipment	3.3%
Electrical Equipment	2.1%
Broadline Retail	2.0%
Automobiles	1.8%
IT Services	1.8%
Other#	3.3%
Short-Term Securities	0.7%
Liabilities in Excess of Other Assets	(1.1)%
Ten largest holdings
Security(b)	Percent of Net Assets
NVIDIA Corp.	9.7%
Broadcom, Inc.	7.4%
SK hynix, Inc.	7.3%
Apple Inc.	5.4%
Samsung Electronics Co. Ltd.	5.2%
Advanced Micro Devices, Inc.	4.5%
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	4.4%
Lam Research Corp.	4.4%
Microsoft Corp.	4.1%
Alphabet, Inc., Class A	3.9%
(a)	For purposes of this report, industry sub-classifications may differ from those utilized by the Fund for compliance purposes.
(b)	Excludes short-term securities.
#	Ten largest industries are presented. Additional industries are found in Other.
Material fund changes
This is a summary of planned changes to the Fund since May 31, 2025. For more complete information, you may review the Fund’s next prospectus, which we expect to be available approximately 120 days after May 31, 2026 at blackrock.com/fundreports or upon request by contacting us at (800) 441-7762.
Effective June 1, 2026, BlackRock Advisors, LLC has contractually agreed to cap the Fund’s total annual fund operating expenses after fee waiver to 1.14% as a percentage of the Fund’s average daily net assets through June 30, 2028.
Additional information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.
Householding
The Fund will mail only one copy of shareholder documents, including prospectuses, annual and semi-annual reports and proxy statements, to shareholders with multiple accounts at the same address. This practice is commonly called “householding” and is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Fund at (800) 441-7762.
The Fund is not sponsored, endorsed, issued, sold, or promoted by MSCI Inc. and its affiliates, nor does this company make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the company listed above.
©2026 BlackRock, Inc. or its affiliates. All rights reserved. BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.
BlackRock Technology Opportunities Fund
Service Shares | BSTSX
Annual Shareholder Report — May 31, 2026
BSTSX-05/26-AR

BlackRock Technology Opportunities Fund

Investor A Shares | BGSAX

Annual Shareholder Report — May 31, 2026

This annual shareholder report contains important information about BlackRock Technology Opportunities Fund (the “Fund”) for the period of June 1, 2025 to May 31, 2026. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
This report describes changes to the Fund that occurred during the reporting period.
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor A Shares	$155	1.17%
How did the Fund perform last year?
  For the reporting period ended May 31, 2026, the Fund's Investor A Shares returned 65.35%.
  For the same period, the Fund’s benchmark, the MSCI All Country World Index (Net) returned 30.27% and the MSCI All-Country World Information Technology 10/40 Index (Net) returned 78.75%.
What contributed to performance?
The South Korean memory stock SK Hynix Co., Ltd. was the largest contributor to absolute performance. The shares rallied on expectations that the company would benefit from rising demand and a scarcity of memory brought about by the growth of artificial intelligence ("AI"). SK Hynix posted record 2025 results and reported that its high-bandwidth memory revenue more than doubled year-over-year. NVIDIA Corp. was also a top contributor to performance. The chip designer rose as AI data center demand translated to significant revenue growth.
What detracted from performance?
The Latin American e-commerce company MercadoLibre, Inc., which experienced falling profit margins due in part to rising investment in new initiatives, was the largest detractor from returns. Rubrik, Inc., a cybersecurity company, also detracted. The firm’s earnings guidance disappointed investors, leading to a compression in the stock’s valuation.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.
Fund performance
Cumulative performance: June 1, 2016 through May 31, 2026
Initial investment of $10,000
See “Average annual total returns” for additional information on fund performance.
Average annual total returns
	1 Year	5 Years	10 Years
Investor A Shares	65.35%	15.55%	24.80%
Investor A Shares (with sales charge)	56.66	14.31	24.13
MSCI All Country World Index (Net)	30.27	11.45	12.81
MSCI All-Country World Information Technology 10/40 Index (Net)	78.75	N/A	N/A
MSCI All-Country World Information Technology Index (Net)	66.97	22.26	24.78
Key Fund statistics
Net Assets	$8,655,718,230
Number of Portfolio Holdings	70
Net Investment Advisory Fees	$51,368,651
Portfolio Turnover Rate	57%
The inception date of the MSCI All-Country World Information Technology 10/40 Index (Net) was February 23, 2024.
Assuming maximum sales charges. Average annual total returns with and without sales charges reflect reductions for service fees.
The Fund’s returns shown prior to December 30, 2017, are the returns of the Fund when it followed different investment strategies under the name BlackRock Science & Technology Opportunities Portfolio.
Past performance is not an indication of future results. Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit blackrock.com for more recent performance information.
What did the Fund invest in?
(as of May 31, 2026)
Industry allocation
Industry(a)	Percent of Net Assets
Semiconductors & Semiconductor Equipment	49.0%
Technology Hardware, Storage & Peripherals	13.5%
Software	13.5%
Electronic Equipment, Instruments & Components	6.0%
Interactive Media & Services	4.1%
Communications Equipment	3.3%
Electrical Equipment	2.1%
Broadline Retail	2.0%
Automobiles	1.8%
IT Services	1.8%
Other#	3.3%
Short-Term Securities	0.7%
Liabilities in Excess of Other Assets	(1.1)%
Ten largest holdings
Security(b)	Percent of Net Assets
NVIDIA Corp.	9.7%
Broadcom, Inc.	7.4%
SK hynix, Inc.	7.3%
Apple Inc.	5.4%
Samsung Electronics Co. Ltd.	5.2%
Advanced Micro Devices, Inc.	4.5%
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	4.4%
Lam Research Corp.	4.4%
Microsoft Corp.	4.1%
Alphabet, Inc., Class A	3.9%
(a)	For purposes of this report, industry sub-classifications may differ from those utilized by the Fund for compliance purposes.
(b)	Excludes short-term securities.
#	Ten largest industries are presented. Additional industries are found in Other.
Material fund changes
This is a summary of planned changes to the Fund since May 31, 2025. For more complete information, you may review the Fund’s next prospectus, which we expect to be available approximately 120 days after May 31, 2026 at blackrock.com/fundreports or upon request by contacting us at (800) 441-7762.
Effective June 1, 2026, BlackRock Advisors, LLC has contractually agreed to cap the Fund’s total annual fund operating expenses after fee waiver to 1.14% as a percentage of the Fund’s average daily net assets through June 30, 2028.
Additional information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.
Householding
The Fund will mail only one copy of shareholder documents, including prospectuses, annual and semi-annual reports and proxy statements, to shareholders with multiple accounts at the same address. This practice is commonly called “householding” and is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Fund at (800) 441-7762.
The Fund is not sponsored, endorsed, issued, sold, or promoted by MSCI Inc. and its affiliates, nor does this company make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the company listed above.
©2026 BlackRock, Inc. or its affiliates. All rights reserved. BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.
BlackRock Technology Opportunities Fund
Investor A Shares | BGSAX
Annual Shareholder Report — May 31, 2026
BGSAX-05/26-AR

BlackRock Technology Opportunities Fund

Investor C Shares | BGSCX

Annual Shareholder Report — May 31, 2026

This annual shareholder report contains important information about BlackRock Technology Opportunities Fund (the “Fund”) for the period of June 1, 2025 to May 31, 2026. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
This report describes changes to the Fund that occurred during the reporting period.
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor C Shares	$252	1.91%
How did the Fund perform last year?
  For the reporting period ended May 31, 2026, the Fund's Investor C Shares returned 64.33%.
  For the same period, the Fund’s benchmark, the MSCI All Country World Index (Net) returned 30.27% and the MSCI All-Country World Information Technology 10/40 Index (Net) returned 78.75%.
What contributed to performance?
The South Korean memory stock SK Hynix Co., Ltd. was the largest contributor to absolute performance. The shares rallied on expectations that the company would benefit from rising demand and a scarcity of memory brought about by the growth of artificial intelligence ("AI"). SK Hynix posted record 2025 results and reported that its high-bandwidth memory revenue more than doubled year-over-year. NVIDIA Corp. was also a top contributor to performance. The chip designer rose as AI data center demand translated to significant revenue growth.
What detracted from performance?
The Latin American e-commerce company MercadoLibre, Inc., which experienced falling profit margins due in part to rising investment in new initiatives, was the largest detractor from returns. Rubrik, Inc., a cybersecurity company, also detracted. The firm’s earnings guidance disappointed investors, leading to a compression in the stock’s valuation.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.
Fund performance
Cumulative performance: June 1, 2016 through May 31, 2026
Initial investment of $10,000
See “Average annual total returns” for additional information on fund performance.
Average annual total returns
	1 Year	5 Years	10 Years
Investor C Shares	64.33%	14.73%	24.06%
Investor C Shares (with sales charge)	63.33	14.73	24.06
MSCI All Country World Index (Net)	30.27	11.45	12.81
MSCI All-Country World Information Technology 10/40 Index (Net)	78.75	N/A	N/A
MSCI All-Country World Information Technology Index (Net)	66.97	22.26	24.78
Key Fund statistics
Net Assets	$8,655,718,230
Number of Portfolio Holdings	70
Net Investment Advisory Fees	$51,368,651
Portfolio Turnover Rate	57%
The inception date of the MSCI All-Country World Information Technology 10/40 Index (Net) was February 23, 2024.
Assuming maximum sales charges. Average annual total returns with and without sales charges reflect reductions for distribution and service fees.
The Fund’s returns shown prior to December 30, 2017, are the returns of the Fund when it followed different investment strategies under the name BlackRock Science & Technology Opportunities Portfolio.
Past performance is not an indication of future results. Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit blackrock.com for more recent performance information.
What did the Fund invest in?
(as of May 31, 2026)
Industry allocation
Industry(a)	Percent of Net Assets
Semiconductors & Semiconductor Equipment	49.0%
Technology Hardware, Storage & Peripherals	13.5%
Software	13.5%
Electronic Equipment, Instruments & Components	6.0%
Interactive Media & Services	4.1%
Communications Equipment	3.3%
Electrical Equipment	2.1%
Broadline Retail	2.0%
Automobiles	1.8%
IT Services	1.8%
Other#	3.3%
Short-Term Securities	0.7%
Liabilities in Excess of Other Assets	(1.1)%
Ten largest holdings
Security(b)	Percent of Net Assets
NVIDIA Corp.	9.7%
Broadcom, Inc.	7.4%
SK hynix, Inc.	7.3%
Apple Inc.	5.4%
Samsung Electronics Co. Ltd.	5.2%
Advanced Micro Devices, Inc.	4.5%
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	4.4%
Lam Research Corp.	4.4%
Microsoft Corp.	4.1%
Alphabet, Inc., Class A	3.9%
(a)	For purposes of this report, industry sub-classifications may differ from those utilized by the Fund for compliance purposes.
(b)	Excludes short-term securities.
#	Ten largest industries are presented. Additional industries are found in Other.
Material fund changes
This is a summary of planned changes to the Fund since May 31, 2025. For more complete information, you may review the Fund’s next prospectus, which we expect to be available approximately 120 days after May 31, 2026 at blackrock.com/fundreports or upon request by contacting us at (800) 441-7762.
Effective June 1, 2026, BlackRock Advisors, LLC has contractually agreed to cap the Fund’s total annual fund operating expenses after fee waiver to 1.89% as a percentage of the Fund’s average daily net assets through June 30, 2028.
Additional information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.
Householding
The Fund will mail only one copy of shareholder documents, including prospectuses, annual and semi-annual reports and proxy statements, to shareholders with multiple accounts at the same address. This practice is commonly called “householding” and is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Fund at (800) 441-7762.
The Fund is not sponsored, endorsed, issued, sold, or promoted by MSCI Inc. and its affiliates, nor does this company make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the company listed above.
©2026 BlackRock, Inc. or its affiliates. All rights reserved. BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.
BlackRock Technology Opportunities Fund
Investor C Shares | BGSCX
Annual Shareholder Report — May 31, 2026
BGSCX-05/26-AR

BlackRock Technology Opportunities Fund

Class K Shares | BTEKX

Annual Shareholder Report — May 31, 2026

This annual shareholder report contains important information about BlackRock Technology Opportunities Fund (the “Fund”) for the period of June 1, 2025 to May 31, 2026. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
This report describes changes to the Fund that occurred during the reporting period.
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class K Shares	$110	0.83%
How did the Fund perform last year?
  For the reporting period ended May 31, 2026, the Fund's Class K Shares returned 65.88%.
  For the same period, the Fund’s benchmark, the MSCI All Country World Index (Net) returned 30.27% and the MSCI All-Country World Information Technology 10/40 Index (Net) returned 78.75%.
What contributed to performance?
The South Korean memory stock SK Hynix Co., Ltd. was the largest contributor to absolute performance. The shares rallied on expectations that the company would benefit from rising demand and a scarcity of memory brought about by the growth of artificial intelligence ("AI"). SK Hynix posted record 2025 results and reported that its high-bandwidth memory revenue more than doubled year-over-year. NVIDIA Corp. was also a top contributor to performance. The chip designer rose as AI data center demand translated to significant revenue growth.
What detracted from performance?
The Latin American e-commerce company MercadoLibre, Inc., which experienced falling profit margins due in part to rising investment in new initiatives, was the largest detractor from returns. Rubrik, Inc., a cybersecurity company, also detracted. The firm’s earnings guidance disappointed investors, leading to a compression in the stock’s valuation.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.
Fund performance
Cumulative performance: June 1, 2016 through May 31, 2026
Initial investment of $10,000
See “Average annual total returns” for additional information on fund performance.
Average annual total returns
	1 Year	5 Years	10 Years
Class K Shares	65.88%	15.92%	25.17%
MSCI All Country World Index (Net)	30.27	11.45	12.81
MSCI All-Country World Information Technology 10/40 Index (Net)	78.75	N/A	N/A
MSCI All-Country World Information Technology Index (Net)	66.97	22.26	24.78
Key Fund statistics
Net Assets	$8,655,718,230
Number of Portfolio Holdings	70
Net Investment Advisory Fees	$51,368,651
Portfolio Turnover Rate	57%
The inception date of the MSCI All-Country World Information Technology 10/40 Index (Net) was February 23, 2024.
The Fund’s returns shown prior to December 30, 2017, are the returns of the Fund when it followed different investment strategies under the name BlackRock Science & Technology Opportunities Portfolio.
Performance shown prior to the Class K Shares inception date of December 10, 2019 is that of Institutional Shares. The performance of the Class K Shares would be substantially similar to Institutional Shares because Class K Shares and Institutional Shares invest in the same portfolio of securities and performance would only differ to the extent that Class K Shares and Institutional Shares have different expenses. The actual returns of Class K Shares would have been higher than those of the Institutional Shares because Class K Shares have lower expenses than the Institutional Shares.
Past performance is not an indication of future results. Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit blackrock.com for more recent performance information.
What did the Fund invest in?
(as of May 31, 2026)
Industry allocation
Industry(a)	Percent of Net Assets
Semiconductors & Semiconductor Equipment	49.0%
Technology Hardware, Storage & Peripherals	13.5%
Software	13.5%
Electronic Equipment, Instruments & Components	6.0%
Interactive Media & Services	4.1%
Communications Equipment	3.3%
Electrical Equipment	2.1%
Broadline Retail	2.0%
Automobiles	1.8%
IT Services	1.8%
Other#	3.3%
Short-Term Securities	0.7%
Liabilities in Excess of Other Assets	(1.1)%
Ten largest holdings
Security(b)	Percent of Net Assets
NVIDIA Corp.	9.7%
Broadcom, Inc.	7.4%
SK hynix, Inc.	7.3%
Apple Inc.	5.4%
Samsung Electronics Co. Ltd.	5.2%
Advanced Micro Devices, Inc.	4.5%
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	4.4%
Lam Research Corp.	4.4%
Microsoft Corp.	4.1%
Alphabet, Inc., Class A	3.9%
(a)	For purposes of this report, industry sub-classifications may differ from those utilized by the Fund for compliance purposes.
(b)	Excludes short-term securities.
#	Ten largest industries are presented. Additional industries are found in Other.
Material fund changes
This is a summary of planned changes to the Fund since May 31, 2025. For more complete information, you may review the Fund’s next prospectus, which we expect to be available approximately 120 days after May 31, 2026 at blackrock.com/fundreports or upon request by contacting us at (800) 441-7762.
Effective June 1, 2026, BlackRock Advisors, LLC has contractually agreed to cap the Fund’s total annual fund operating expenses after fee waiver to 0.84% as a percentage of the Fund’s average daily net assets through June 30, 2028.
Additional information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.
Householding
The Fund will mail only one copy of shareholder documents, including prospectuses, annual and semi-annual reports and proxy statements, to shareholders with multiple accounts at the same address. This practice is commonly called “householding” and is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Fund at (800) 441-7762.
The Fund is not sponsored, endorsed, issued, sold, or promoted by MSCI Inc. and its affiliates, nor does this company make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the company listed above.
©2026 BlackRock, Inc. or its affiliates. All rights reserved. BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.
BlackRock Technology Opportunities Fund
Class K Shares | BTEKX
Annual Shareholder Report — May 31, 2026
BTEKX-05/26-AR

BlackRock Technology Opportunities Fund

Class R Shares | BGSRX

Annual Shareholder Report — May 31, 2026

This annual shareholder report contains important information about BlackRock Technology Opportunities Fund (the “Fund”) for the period of June 1, 2025 to May 31, 2026. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
This report describes changes to the Fund that occurred during the reporting period.
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R Shares	$188	1.42%
How did the Fund perform last year?
  For the reporting period ended May 31, 2026, the Fund's Class R Shares returned 64.95%.
  For the same period, the Fund’s benchmark, the MSCI All Country World Index (Net) returned 30.27% and the MSCI All-Country World Information Technology 10/40 Index (Net) returned 78.75%.
What contributed to performance?
The South Korean memory stock SK Hynix Co., Ltd. was the largest contributor to absolute performance. The shares rallied on expectations that the company would benefit from rising demand and a scarcity of memory brought about by the growth of artificial intelligence ("AI"). SK Hynix posted record 2025 results and reported that its high-bandwidth memory revenue more than doubled year-over-year. NVIDIA Corp. was also a top contributor to performance. The chip designer rose as AI data center demand translated to significant revenue growth.
What detracted from performance?
The Latin American e-commerce company MercadoLibre, Inc., which experienced falling profit margins due in part to rising investment in new initiatives, was the largest detractor from returns. Rubrik, Inc., a cybersecurity company, also detracted. The firm’s earnings guidance disappointed investors, leading to a compression in the stock’s valuation.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.
Fund performance
Cumulative performance: June 1, 2016 through May 31, 2026
Initial investment of $10,000
See “Average annual total returns” for additional information on fund performance.
Average annual total returns
	1 Year	5 Years	10 Years
Class R Shares	64.95%	15.26%	24.49%
MSCI All Country World Index (Net)	30.27	11.45	12.81
MSCI All-Country World Information Technology 10/40 Index (Net)	78.75	N/A	N/A
MSCI All-Country World Information Technology Index (Net)	66.97	22.26	24.78
Key Fund statistics
Net Assets	$8,655,718,230
Number of Portfolio Holdings	70
Net Investment Advisory Fees	$51,368,651
Portfolio Turnover Rate	57%
The inception date of the MSCI All-Country World Information Technology 10/40 Index (Net) was February 23, 2024.
Average annual total returns reflect reductions for distribution and service fees.
The Fund’s returns shown prior to December 30, 2017, are the returns of the Fund when it followed different investment strategies under the name BlackRock Science & Technology Opportunities Portfolio.
Past performance is not an indication of future results. Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit blackrock.com for more recent performance information.
What did the Fund invest in?
(as of May 31, 2026)
Industry allocation
Industry(a)	Percent of Net Assets
Semiconductors & Semiconductor Equipment	49.0%
Technology Hardware, Storage & Peripherals	13.5%
Software	13.5%
Electronic Equipment, Instruments & Components	6.0%
Interactive Media & Services	4.1%
Communications Equipment	3.3%
Electrical Equipment	2.1%
Broadline Retail	2.0%
Automobiles	1.8%
IT Services	1.8%
Other#	3.3%
Short-Term Securities	0.7%
Liabilities in Excess of Other Assets	(1.1)%
Ten largest holdings
Security(b)	Percent of Net Assets
NVIDIA Corp.	9.7%
Broadcom, Inc.	7.4%
SK hynix, Inc.	7.3%
Apple Inc.	5.4%
Samsung Electronics Co. Ltd.	5.2%
Advanced Micro Devices, Inc.	4.5%
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	4.4%
Lam Research Corp.	4.4%
Microsoft Corp.	4.1%
Alphabet, Inc., Class A	3.9%
(a)	For purposes of this report, industry sub-classifications may differ from those utilized by the Fund for compliance purposes.
(b)	Excludes short-term securities.
#	Ten largest industries are presented. Additional industries are found in Other.
Material fund changes
This is a summary of planned changes to the Fund since May 31, 2025. For more complete information, you may review the Fund’s next prospectus, which we expect to be available approximately 120 days after May 31, 2026 at blackrock.com/fundreports or upon request by contacting us at (800) 441-7762.
Effective June 1, 2026, BlackRock Advisors, LLC has contractually agreed to cap the Fund’s total annual fund operating expenses after fee waiver to 1.39% as a percentage of the Fund’s average daily net assets through June 30, 2028.
Additional information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.
Householding
The Fund will mail only one copy of shareholder documents, including prospectuses, annual and semi-annual reports and proxy statements, to shareholders with multiple accounts at the same address. This practice is commonly called “householding” and is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Fund at (800) 441-7762.
The Fund is not sponsored, endorsed, issued, sold, or promoted by MSCI Inc. and its affiliates, nor does this company make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the company listed above.
©2026 BlackRock, Inc. or its affiliates. All rights reserved. BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.
BlackRock Technology Opportunities Fund
Class R Shares | BGSRX
Annual Shareholder Report — May 31, 2026
BGSRX-05/26-AR

(b) Not Applicable

Item 2 –

Code of Ethics – The registrant (or the “Fund”) has adopted a code of ethics, as of the end of the period covered by this report, applicable to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions. During the period covered by this report, the code of ethics was amended to update certain information and to make other non-material changes. During the period covered by this report, there have been no waivers granted under the code of ethics. The registrant undertakes to provide a copy of the code of ethics to any person upon request, without charge, who calls 1-800-441-7762.

Item 3 –

Audit Committee Financial Experts – The registrant’s board of trustees (the “board of trustees”), has determined that (i) the registrant has the following audit committee financial experts serving on its audit committee and (ii) each audit committee financial expert is independent:

Neil A. Cotty

Henry R. Keizer

Kenneth L. Urish

Claire A. Walton

Under applicable securities laws, a person determined to be an audit committee financial expert will not be deemed an “expert” for any purpose, including without limitation for the purposes of Section 11 of the Securities Act of 1933, as a result of being designated or identified as an audit committee financial expert. The designation or identification of a person as an audit committee financial expert does not impose on such person any duties, obligations, or liabilities greater than the duties, obligations, and liabilities imposed on such person as a member of the audit committee and board of trustees in the absence of such designation or identification. The designation or identification of a person as an audit committee financial expert does not affect the duties, obligations, or liability of any other member of the audit committee or board of trustees.

Item 4 –	Principal Accountant Fees and Services

The following table presents fees billed by Deloitte & Touche LLP (“D&T”) in each of the last two fiscal years for the services rendered to the Fund:

	(a) Audit Fees		(b) Audit-Related Fees[1]		(c) Tax Fees[2]		(d) All Other Fees
Entity Name	Current Fiscal Year End	Previous Fiscal Year End	Current Fiscal Year End	Previous Fiscal Year End	Current Fiscal Year End	Previous Fiscal Year End	Current Fiscal Year End	Previous Fiscal Year End
BlackRock Advantage International Fund	$34,093	$33,928	$0	$0	$16,300	$16,300	$208	$388
BlackRock Advantage Large Cap Growth Fund	$19,467	$19,373	$0	$0	$15,300	$15,300	$208	$388
BlackRock Advantage Small Cap Core Fund	$31,518	$31,365	$0	$0	$15,300	$15,300	$208	$388
BlackRock Commodity Strategies Fund	$48,307	$48,073	$0	$0	$22,900	$22,900	$208	$388
BlackRock Energy Opportunities Fund	$18,952	$18,860	$0	$0	$15,300	$15,300	$208	$388
BlackRock Health Sciences	$31,518	$31,365	$0	$0	$15,300	$15,300	$208	$388

2

Opportunities Portfolio
BlackRock High Equity Income Fund	$22,866	$22,755	$0	$0	$15,300	$15,300	$208	$388
BlackRock Mid-Cap Growth Equity Portfolio	$19,261	$19,168	$0	$0	$15,300	$15,300	$208	$388
BlackRock Technology Opportunities Fund	$37,801	$37,618	$0	$0	$15,300	$15,300	$208	$388

The following table presents fees billed by D&T that were required to be approved by the registrant’s audit committee (the “Committee”) for services that relate directly to the operations or financial reporting of the Fund and that are rendered on behalf of BlackRock Advisors, LLC (the “Investment Adviser” or “BlackRock”) and entities controlling, controlled by, or under common control with BlackRock (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser) that provide ongoing services to the Fund (“Affiliated Service Providers”):

	Current Fiscal Year End	Previous Fiscal Year End
(b) Audit-Related Fees[1]	$0	$0
(c) Tax Fees[2]	$0	$0
(d) All Other Fees[3]	$2,277,000	$2,149,000

1 The nature of the services includes assurance and related services reasonably related to the performance of the audit or review of financial statements not included in Audit Fees, including accounting consultations, agreed-upon procedure reports, attestation reports, comfort letters, out-of-pocket expenses and internal control reviews not required by regulators.

2 The nature of the services includes tax compliance and/or tax preparation, including services relating to the filing or amendment of federal, state or local income tax returns, regulated investment company qualification reviews, taxable income and tax distribution calculations.

3 Non-audit fees of $2,277,000 and $2,149,000 for the current fiscal year and previous fiscal year, respectively, were paid to the Fund’s principal accountant in their entirety by BlackRock, in connection with services provided to the Affiliated Service Providers of the Fund and of certain other funds sponsored and advised by BlackRock or its affiliates for a service organization review and an accounting research tool subscription. These amounts represent aggregate fees paid by BlackRock and were not allocated on a per fund basis.

(e)(1) Audit Committee Pre-Approval Policies and Procedures:

The Committee has adopted policies and procedures with regard to the pre-approval of services. Audit, audit-related and tax compliance services provided to the registrant on an annual basis require specific pre-approval by the Committee. The Committee also must approve other non-audit services provided to the registrant and those non-audit services provided to the Investment Adviser and Affiliated Service Providers that relate directly to the operations and the financial reporting of the registrant. Certain of these non-audit services that the Committee believes are (a) consistent with the Securities and Exchange Commission’s auditor independence rules and (b) routine and recurring services that will not impair the independence of the independent accountants may be approved by the Committee without consideration on a specific case-by-case basis (“general pre-approval”). The term of any general pre-approval is 12 months from the date of the pre-approval, unless the Committee provides for a different period. Tax or other non-audit services provided to the registrant which have a direct impact on the operations or financial reporting of the registrant will only be deemed pre-approved provided that any individual project does not exceed

3

$10,000 attributable to the registrant or $50,000 per project. For this purpose, multiple projects will be aggregated to determine if they exceed the previously mentioned cost levels.

Any proposed services exceeding the pre-approved cost levels will require specific pre-approval by the Committee, as will any other services not subject to general pre-approval (e.g., unanticipated but permissible services). The Committee is informed of each service approved subject to general pre-approval at the next regularly scheduled in-person board meeting. At this meeting, an analysis of such services is presented to the Committee for ratification. The Committee may delegate to the Committee Chairman the authority to approve the provision of and fees for any specific engagement of permitted non-audit services, including services exceeding pre-approved cost levels.

(e)(2) None of the services described in each of Items 4(b) through (d) were approved by the Committee pursuant to the de minimis exception in paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f) Not Applicable

(g) The aggregate non-audit fees, defined as the sum of the fees shown under “Audit-Related Fees,” “Tax Fees” and “All Other Fees,” paid to the accountant for services rendered by the accountant to the registrant, the Investment Adviser and the Affiliated Service Providers were:

Entity Name	Current Fiscal Year End	Previous Fiscal Year End
BlackRock Advantage International Fund	$16,508	$16,688
BlackRock Advantage Large Cap Growth Fund	$15,508	$15,688
BlackRock Advantage Small Cap Core Fund	$15,508	$15,688
BlackRock Commodity Strategies Fund	$23,108	$23,288
BlackRock Energy Opportunities Fund	$15,508	$15,688
BlackRock Health Sciences Opportunities Portfolio	$15,508	$15,688
BlackRock High Equity Income Fund	$15,508	$15,688
BlackRock Mid-Cap Growth Equity Portfolio	$15,508	$15,688
BlackRock Technology Opportunities Fund	$15,508	$15,688

Additionally, the amounts billed by D&T in connection with services provided to the Affiliated Service Providers of the Fund and of other funds sponsored and advised by BlackRock or its affiliates during the current and previous fiscal years for a service organization review and an accounting research tool subscription were:

Current Fiscal Year End	Previous Fiscal Year End
$2,277,000	$2,149,000

These amounts represent aggregate fees paid by BlackRock and were not allocated on a per fund basis.

4

(h) The Committee has considered and determined that the provision of non-audit services that were rendered to the Investment Adviser and the Affiliated Service Providers that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence.

(i) – Not Applicable

(j) – Not Applicable

Item 5 –	Audit Committee of Listed Registrant – Not Applicable

Item 6 –	Investments

(a) The registrant’s Schedule of Investments is included as part of the Financial Statements and Financial Highlights for Open-End Management Investment Companies filed under Item 7 of this Form.

(b) Not Applicable due to no such divestments during the semi-annual period covered since the previous Form N-CSR filing.

Item 7 –	Financial Statements and Financial Highlights for Open-End Management Investment Companies

(a) The registrant’s Financial Statements are attached herewith.

(b) The registrant’s Financial Highlights are attached herewith.

5

May 31, 2026
2026 Annual Financial Statements and Additional Information

BlackRock FundsSM
●BlackRock Advantage International Fund
●BlackRock Advantage Large Cap Growth Fund
●BlackRock Advantage Small Cap Core Fund

BlackRock Large Cap Series Funds, Inc.
●BlackRock Advantage Large Cap Core Fund
●BlackRock Advantage Large Cap Value Fund

Not FDIC Insured ● May Lose Value ● No Bank Guarantee

2

Derivative Financial Instruments
The Funds may invest in various derivative financial instruments. These instruments are used to obtain exposure to a security, commodity, index, market, and/or other assets without owning or taking physical custody of securities, commodities and/or other referenced assets or to manage market, equity, credit, interest rate, foreign currency exchange rate, commodity and/or other risks. Derivative financial instruments may give rise to a form of economic leverage and involve risks, including the imperfect correlation between the value of a derivative financial instrument and the underlying asset, possible default of the counterparty to the transaction or illiquidity of the instrument. Pursuant to Rule 18f-4 under the 1940 Act, among other things, the Funds must either use derivative financial instruments with embedded leverage in a limited manner or comply with an outer limit on fund leverage risk based on value-at-risk. The Funds’ successful use of a derivative financial instrument depends on the investment adviser’s ability to predict pertinent market movements accurately, which cannot be assured. The use of these instruments may result in losses greater than if they had not been used, may limit the amount of appreciation a Fund can realize on an investment and/or may result in lower distributions paid to shareholders. The Funds’ investments in these instruments, if any, are discussed in detail in the Notes to Financial Statements.
Derivative Financial Instruments
3

Schedule of Investments
May 31, 2026
BlackRock Advantage International Fund
(Percentages shown are based on Net Assets)

Security	Shares	Value
Common Stocks
Australia — 7.2%
AGL Energy Ltd.	2,150,065	$ 13,232,254
APA Group	940,597	6,806,066
Aristocrat Leisure Ltd.	985,263	35,400,911
Aurizon Holdings Ltd.	1,412,497	4,250,829
BHP Group Ltd.	2,745,745	122,236,079
Brambles Ltd.	1,107	13,184
Charter Hall Group	58,964	862,967
Coles Group Ltd.	917,092	14,290,899
Commonwealth Bank of Australia	284,910	33,766,191
Computershare Ltd.	1,078,465	26,723,423
CSL Ltd.	251,611	17,474,677
Evolution Mining Ltd.	2,407,787	21,211,229
Fortescue Ltd.	3,217,219	51,671,310
Glencore PLC	5,290,100	40,233,295
GPT Group (The)	139,830	486,960
JB Hi-Fi Ltd.	15,093	806,798
Macquarie Group Ltd.	399,077	68,433,395
Mineral Resources Ltd.(a)	7,933	419,234
Mirvac Group	3,505,304	4,254,619
National Australia Bank Ltd.	587,462	15,767,867
Orica Ltd.	782,315	12,859,516
Origin Energy Ltd.	341,364	2,663,848
Perseus Mining Ltd.	716,736	2,690,057
QBE Insurance Group Ltd.	176,716	2,871,732
Ramelius Resources Ltd.	37,682	87,952
REA Group Ltd.	2,002	214,162
Regis Resources Ltd.	2,625,473	11,640,076
Rio Tinto Ltd.	242,880	32,483,863
Rio Tinto PLC	219,393	23,302,048
Rocketboots Ltd.(a)(b)	1,389	308
Sandfire Resources Ltd.(a)	51,022	721,178
Santos Ltd.	3,027,495	16,989,418
Scentre Group	37,100	101,925
Sonic Healthcare Ltd.	1,422	19,911
South32 Ltd.	121,286	420,756
Stockland	393,439	1,156,305
Telstra Group Ltd.	2,180,517	8,164,106
Transurban Group	349,180	3,755,512
Wesfarmers Ltd.	164,302	9,402,316
Westgold Resources Ltd.	834,613	3,110,863
Westpac Banking Corp.	1,539	39,792
Woodside Energy Group Ltd.	347,369	7,598,849
Worley Ltd.	39,290	365,360
		619,002,040
Austria — 0.3%
Erste Group Bank AG	192,127	22,901,030
OMV AG	25,183	1,812,174
Raiffeisen Bank International AG	19	1,091
voestalpine AG	2,319	130,871
		24,845,166
Belgium — 0.6%
Ageas SA/NV	136,622	10,585,720
Anheuser-Busch InBev SA/NV	173,453	13,887,977
Groupe Bruxelles Lambert NV	4,410	415,232
KBC Group NV	20,428	2,710,815
UCB SA	77,571	22,776,911
Umicore SA	9,935	291,968
		50,668,623
Chile — 0.0%
Antofagasta PLC	29,947	1,649,704
Security	Shares	Value
China — 0.2%
BOC Hong Kong Holdings Ltd.	1,602,000	$ 9,788,761
Mobvista, Inc.(a)(c)	1,387,000	2,873,497
Prosus NV, Class N	32,849	1,493,958
SITC International Holdings Co. Ltd.	1,556,000	6,884,889
		21,041,105
Denmark — 1.4%
Danske Bank A/S	372,672	19,602,926
Genmab A/S(a)	38,354	10,053,492
Novo Nordisk A/S, Class B	1,016,577	46,452,650
Orsted AS(a)(c)	54,045	1,377,367
Pandora A/S	63,281	5,922,382
Tryg A/S	333,622	7,841,752
Vestas Wind Systems A/S	910,570	25,548,644
		116,799,213
Finland — 0.8%
Elisa Oyj	47,538	2,280,035
Kone Oyj, Class B	91,960	5,496,511
Nokia Oyj	1,983,427	29,132,169
Nordea Bank Abp	517,474	9,914,754
Sampo Oyj, A Shares	593,337	6,262,407
Wartsila Oyj Abp	358,254	14,539,249
		67,625,125
France — 9.0%
Air Liquide SA	172,345	35,603,671
Amundi SA(c)	144	14,039
Arkema SA	810	57,207
AXA SA	2,427,059	111,919,838
BioMerieux	4,441	384,083
BNP Paribas SA	783,836	84,491,860
Bureau Veritas SA	325,657	9,850,256
Capgemini SE	2,227	264,578
Cie de Saint-Gobain SA	48,135	4,362,040
Credit Agricole SA	718,739	13,847,388
Danone SA	246,257	17,508,878
Dassault Systemes SE	345,346	7,576,696
Eiffage SA	1,362	197,119
EssilorLuxottica SA	252,640	51,063,503
Ipsen SA	68,291	12,474,662
Legrand SA	76,859	13,210,512
L’Oreal SA	111,972	49,407,379
LVMH Moet Hennessy Louis Vuitton SE	126,851	69,380,922
Nexans SA	672	123,630
Orange SA	14,122	295,370
Pernod Ricard SA	134	9,871
Publicis Groupe SA	357,669	34,797,263
Rexel SA	12,201	521,025
Safran SA	265,549	94,443,135
Schneider Electric SE	54,677	17,173,132
Societe Generale SA	372,274	30,943,843
Technip Energies NV	612	25,242
Thales SA	84,143	23,607,388
TotalEnergies SE	445,492	39,088,732
Valeo SE	17,978	276,861
Vinci SA	391,328	56,914,082
		779,834,205
Germany — 9.3%
adidas AG, Class N	107,652	20,793,583
Allianz SE, Registered Shares	227,514	100,824,237
BASF SE	399,289	23,643,028
Bayer AG, Registered Shares	13,867	589,719
Continental AG	24,408	2,017,415
42026 BlackRock Annual Financial Statements and Additional Information

Schedule of Investments  (continued)
May 31, 2026
BlackRock Advantage International Fund
(Percentages shown are based on Net Assets)
Security	Shares	Value
Germany (continued)
Daimler Truck Holding AG	23,684	$ 1,158,892
Deutsche Bank AG, Registered Shares	1,745,998	56,579,258
Deutsche Boerse AG, Registered Shares	29,454	8,486,044
Deutsche Post AG, Registered Shares	949,483	56,548,737
Deutsche Telekom AG, Registered Shares	3,244,002	108,917,655
Evonik Industries AG	12,306	240,997
Fresenius Medical Care AG	325,393	14,101,568
Fresenius SE & Co. KGaA	49,888	2,106,573
GEA Group AG	104,826	6,757,371
Hannover Rueck SE, Registered Shares	13,547	3,658,238
Heidelberg Materials AG	27,109	5,998,004
Infineon Technologies AG, Class N	146,315	13,872,941
KION Group AG	14,803	754,662
LEG Immobilien SE	30,497	1,980,019
Mercedes-Benz Group AG, Class N	141,930	8,617,710
Merck KGaA	39,589	6,029,171
Muenchener Rueckversicherungs-Gesellschaft AG, Registered Shares	25,620	13,454,880
Nemetschek SE	11,888	856,048
Nordex SE(a)	115,066	5,544,133
Rational AG	6,638	5,079,058
Rheinmetall AG	12,325	18,556,109
RWE AG	433,794	27,606,123
SAP SE	465,626	84,229,150
Siemens AG, Registered Shares	382,524	119,936,688
Siemens Energy AG	351,970	66,632,886
Siemens Healthineers AG(c)	35,207	1,430,304
Symrise AG	3,874	356,088
Talanx AG	12,981	1,552,739
Vonovia SE	683,665	17,039,448
		805,949,476
Hong Kong — 1.4%
AIA Group Ltd.	8,460,400	88,747,713
ASMPT Ltd.	50,400	1,249,862
CK Asset Holdings Ltd.	69,500	419,615
CLP Holdings Ltd.	179,000	1,746,755
Guotai Junan International Holdings Ltd.(b)	1,913,000	531,246
Link REIT	1,642,400	8,466,265
Prudential PLC	33,045	470,150
Swire Pacific Ltd., Class A	104,500	1,087,469
Techtronic Industries Co. Ltd.	975,500	14,481,883
WH Group Ltd.(c)	2,533,500	2,923,751
Wharf Real Estate Investment Co. Ltd.	142,000	435,194
		120,559,903
India — 0.0%
AceVector Ltd. (Acquired 05/07/14, cost $804,375)(a)(d)(e)	172,800	44,928
Indonesia — 0.2%
Jardine Matheson Holdings Ltd.	191,100	12,698,380
Ireland — 0.1%
Kerry Group PLC, Class A	88,333	7,568,272
Israel — 0.9%
Bank Hapoalim BM	819,891	21,022,234
Bank Leumi Le-Israel BM	626,173	15,842,823
Elbit Systems Ltd.	10,431	9,500,142
Israel Discount Bank Ltd., Class A	479,354	5,307,090
Mizrahi Tefahot Bank Ltd.	149,900	11,485,858
Nice Ltd.(a)(b)	83,891	7,574,845
Security	Shares	Value
Israel (continued)
Nova Ltd.(a)	14,841	$ 7,720,848
Tower Semiconductor Ltd.(a)	5,005	1,419,998
		79,873,838
Italy — 4.1%
A2A SpA	544,720	1,427,976
Amplifon SpA	336,449	4,222,337
Azimut Holding SpA	6,744	273,369
Banca Mediolanum SpA	24,549	566,490
Banca Monte dei Paschi di Siena SpA	315,743	3,395,855
Banco BPM SpA	142,747	2,242,719
BPER Banca SpA	22,594	305,881
Coca-Cola HBC AG	87,629	5,026,793
Enel SpA	6,456,356	72,447,961
Eni SpA	1,637,968	42,854,238
FinecoBank Banca Fineco SpA	29,928	730,219
Generali	355,799	16,023,486
Intesa Sanpaolo SpA	10,965,944	74,108,607
Leonardo SpA	149,326	9,482,961
MFE-MediaForEurope NV, Class A	23	81
MFE-MediaForEurope NV, Class B	2	9
Poste Italiane SpA	257,526	7,604,973
Prysmian SpA	117,116	20,175,228
Saipem SpA	126,724	608,979
Snam SpA	1,723,407	12,595,800
Terna - Rete Elettrica Nazionale	446,546	5,130,438
UniCredit SpA	913,769	78,866,479
Unipol Assicurazioni SpA	16,370	404,721
		358,495,600
Japan — 24.0%
Advantest Corp.	355,000	58,040,908
Aeon Co. Ltd.	19,400	169,498
AGC, Inc.	30,700	1,337,141
Aisin Corp.	67,500	1,023,089
Ajinomoto Co., Inc.	9,900	319,879
Anritsu Corp.	800	22,835
Asahi Intecc Co. Ltd.	94,600	2,233,870
Asahi Kasei Corp.	543,100	6,091,999
Astellas Pharma, Inc.	315,400	4,492,519
Bridgestone Corp.	278,600	5,996,513
Canon, Inc.	469,700	12,491,406
Chiba Bank Ltd. (The)	16,700	244,161
Chugai Pharmaceutical Co. Ltd.	59,100	2,922,876
CyberAgent, Inc.	63,400	514,606
Dai Nippon Printing Co. Ltd.	352,300	6,125,722
Daifuku Co. Ltd.	172,700	7,894,647
Daiichi Life Group, Inc.	1,364,800	13,946,110
Daiichi Sankyo Co. Ltd.	1,085,400	18,267,874
Daikin Industries Ltd.	155,200	22,343,479
Daiwa House Industry Co. Ltd.	1,076,200	29,286,101
Daiwa Securities Group, Inc.	587,100	5,526,480
Denso Corp.	1,948,300	23,179,739
Dentsu Group, Inc.(a)	145,800	2,747,805
Disco Corp.	21,800	8,895,160
DMG Mori Co. Ltd.	36,000	776,864
Eisai Co. Ltd.	4,500	111,883
ENEOS Holdings, Inc.	3,263,800	26,742,359
FANUC Corp.	518,700	25,484,599
Fast Retailing Co. Ltd.	28,100	14,562,447
Fuji Electric Co. Ltd.	12,100	1,174,289
FUJIFILM Holdings Corp.	400	8,316
Fujikura Ltd.	320,400	9,548,088
Fujitsu Ltd.	2,235,600	47,618,480
Schedules of Investments
5

Schedule of Investments  (continued)
May 31, 2026
BlackRock Advantage International Fund
(Percentages shown are based on Net Assets)
Security	Shares	Value
Japan (continued)
Fukuoka Financial Group, Inc.	700	$ 28,844
Hamamatsu Photonics KK	51,600	927,177
Hitachi Construction Machinery Co. Ltd.	9,100	296,401
Hitachi Ltd.	2,912,100	94,263,319
Honda Motor Co. Ltd.	375,300	3,372,438
Horiba Ltd.	100,900	16,609,159
Hoya Corp.	40,500	6,877,999
IHI Corp.	55,900	971,339
INFRONEER Holdings, Inc.	4,800	73,666
Isuzu Motors Ltd.	200	2,938
ITOCHU Corp.	2,445,000	29,559,363
Japan Exchange Group, Inc.	250,900	3,065,060
Japan Post Bank Co. Ltd.	448,900	8,650,841
Japan Post Holdings Co. Ltd.	991,500	12,858,981
Japan Post Insurance Co. Ltd.	140,900	1,263,670
Japan Tobacco, Inc.	485,800	18,713,917
JFE Holdings, Inc.	47,300	505,780
Kajima Corp.	422,300	15,596,182
Kandenko Co. Ltd.	6,100	249,289
Kansai Electric Power Co., Inc. (The)	1,065,900	15,620,480
Kao Corp.	381,000	14,591,223
Kawasaki Kisen Kaisha Ltd.	180,200	2,851,248
KDDI Corp.	798,300	13,723,136
Keyence Corp.	9,500	4,774,081
Kinden Corp.	1,100	49,475
Kioxia Holdings Corp.(a)	52,200	21,495,359
Kobe Bussan Co. Ltd.	221,900	3,774,166
Kokusai Electric Corp.	7,300	375,567
Kyocera Corp.	9,000	196,785
Kyushu Electric Power Co., Inc.	156,300	1,607,689
LY Corp.	2,891,800	7,509,505
Makita Corp.	500	17,353
MINEBEA MITSUMI, Inc.	2,300	65,875
Mitsubishi Corp.	1,346,200	42,567,392
Mitsubishi Electric Corp.	1,395,000	56,711,043
Mitsubishi Estate Co. Ltd.	20,800	525,569
Mitsubishi HC Capital, Inc.	338,300	2,766,124
Mitsubishi Heavy Industries Ltd.	2,205,700	52,140,028
Mitsubishi Materials Corp.	700	22,674
Mitsubishi UFJ Financial Group, Inc.	4,794,000	90,097,811
Mitsui & Co. Ltd.	770,500	25,608,129
Mitsui Chemicals, Inc.	602,800	8,240,699
Mitsui Fudosan Co. Ltd.	3,179,100	30,431,502
Mizuho Financial Group, Inc.	638,500	28,698,013
Murata Manufacturing Co. Ltd.	1,860,200	117,164,156
NEC Corp.	1,828,700	47,399,708
NGK Corp.	689,000	27,289,090
Nintendo Co. Ltd.	344,300	15,407,046
Nippon Electric Glass Co. Ltd.	36,400	1,491,776
Nippon Steel Corp.	558,100	1,985,912
Nippon Yusen KK	20,800	693,064
Nitto Denko Corp.	994,900	18,644,248
Nomura Holdings, Inc.	1,339,000	10,791,182
Nomura Research Institute Ltd.	167,400	5,362,531
NSK Ltd.	278,200	2,180,834
Obayashi Corp.	1,345,100	27,299,317
Oji Holdings Corp.	2,100	10,309
Ono Pharmaceutical Co. Ltd.	1,825,400	27,390,476
Oracle Corp.(a)	1,000	54,105
ORIX Corp.	296,300	11,555,443
Osaka Gas Co. Ltd.	24,400	819,953
Otsuka Holdings Co. Ltd.	107,100	7,868,638
Security	Shares	Value
Japan (continued)
Pan Pacific International Holdings Corp.	2,650,400	$ 14,561,590
Penta-Ocean Construction Co. Ltd.	4,500	50,170
Rakuten Group, Inc.(a)	340,100	1,589,801
Recruit Holdings Co. Ltd.	896,800	59,969,613
Renesas Electronics Corp.	614,600	17,109,056
Resona Holdings, Inc.	290,300	3,705,788
Ricoh Co. Ltd.	207,900	1,901,798
Rohm Co. Ltd.	33,400	1,143,553
SBI Holdings, Inc.	159,900	2,925,356
SCREEN Holdings Co. Ltd.	500	34,878
Secom Co. Ltd.	256,200	10,214,862
Seiko Epson Corp.	65,900	1,212,102
Sekisui Chemical Co. Ltd.	18,500	266,042
Sekisui House Ltd.	200	4,199
Seven & i Holdings Co. Ltd.	9,800	114,420
Shimizu Corp.	976,900	16,410,790
Shin-Etsu Chemical Co. Ltd.	477,600	23,183,994
Shizuoka Financial Group, Inc.	21,700	391,578
SMC Corp.	2,000	869,852
SoftBank Corp.	17,545,800	23,705,521
SoftBank Group Corp.	1,289,500	60,660,778
Sony Group Corp.	4,987,600	107,583,488
Subaru Corp.	42,100	638,925
Sumitomo Chemical Co. Ltd.	7,226,900	27,593,647
Sumitomo Corp.	3,900	171,980
Sumitomo Electric Industries Ltd.	166,400	12,834,555
Sumitomo Heavy Industries Ltd.	26,400	863,247
Sumitomo Metal Mining Co. Ltd.	800	45,353
Sumitomo Mitsui Financial Group, Inc.	1,671,600	60,968,086
Sumitomo Mitsui Trust Group, Inc.	737,700	25,411,773
Sumitomo Rubber Industries Ltd.	600	7,833
Suzuki Motor Corp.	1,343,500	16,637,991
T&D Holdings, Inc.	144,500	3,800,872
Taisei Corp.	142,600	12,496,486
Takeda Pharmaceutical Co. Ltd.	530,000	16,918,182
TDK Corp.	1,785,900	46,258,980
Terumo Corp.	1,500,400	22,561,389
TIS, Inc.	4,000	85,245
Tokio Marine Holdings, Inc.	293,500	13,033,269
Tokyo Electron Ltd.	342,900	114,999,932
Tokyo Gas Co. Ltd.	163,600	6,540,623
Tokyo Seimitsu Co. Ltd.	15,700	1,710,569
Tokyo Tatemono Co. Ltd.	9,800	200,977
Tokyu Fudosan Holdings Corp.	250,300	2,069,895
Toray Industries, Inc.	341,400	2,552,232
Tosoh Corp.	146,900	2,532,466
Toyota Motor Corp.	313,000	5,921,245
Trend Micro, Inc.	231,500	8,773,687
Unicharm Corp.	584,200	3,478,093
West Japan Railway Co.	2,100	34,637
Yaskawa Electric Corp.	24,300	1,095,663
		2,079,743,880
Luxembourg — 0.0%
ArcelorMittal SA	81	5,576
SES SA	9	99
		5,675
Macau — 0.2%
Galaxy Entertainment Group Ltd.	1,861,000	7,412,295
Sands China Ltd.	7,044,800	13,762,923
		21,175,218
62026 BlackRock Annual Financial Statements and Additional Information

Schedule of Investments  (continued)
May 31, 2026
BlackRock Advantage International Fund
(Percentages shown are based on Net Assets)
Security	Shares	Value
Mexico — 0.0%
Fresnillo PLC	1,164	$ 51,145
Netherlands — 6.3%
Adyen NV(a)(c)	5,801	6,354,227
Argenx SE(a)	19,167	16,022,343
ASM International NV	37,353	38,974,683
ASML Holding NV	209,941	339,460,771
ASR Nederland NV	84,308	6,311,165
BE Semiconductor Industries NV	13,692	4,533,502
Heineken Holding NV	47,959	3,458,402
ING Groep NV	1,489,802	46,147,269
Koninklijke Ahold Delhaize NV	1,080,944	45,603,609
Koninklijke KPN NV	288,958	1,505,223
Koninklijke Philips NV	400,408	10,630,821
NN Group NV	56,471	4,713,992
Wolters Kluwer NV, Class C	360,622	25,639,038
		549,355,045
New Zealand — 0.0%
Fisher & Paykel Healthcare Corp. Ltd.	108,703	2,427,460
Meridian Energy Ltd.	296,221	1,039,836
		3,467,296
Nigeria — 0.0%
Airtel Africa PLC(c)	434,368	2,050,952
Norway — 1.2%
Aker BP ASA	587,284	21,127,895
DNB Bank ASA	553,884	17,224,902
Equinor ASA	436,463	15,777,971
Kongsberg Gruppen ASA	612,245	21,989,690
Mowi ASA	379,833	8,369,027
Norsk Hydro ASA	28,353	346,751
Telenor ASA	802,928	13,120,973
Var Energi ASA	534,596	2,631,958
		100,589,167
Peru — 0.0%
Hochschild Mining PLC	7,298	60,321
Portugal — 0.3%
EDP SA	4,603,159	23,442,296
Jeronimo Martins SGPS SA	30,551	647,126
		24,089,422
Singapore — 0.7%
CapitaLand Integrated Commercial Trust	173,600	309,000
DBS Group Holdings Ltd.	719,060	35,419,353
Oversea-Chinese Banking Corp. Ltd.	104,700	1,921,709
Seatrium Ltd.	59,600	98,972
Singapore Technologies Engineering Ltd.	1,755,500	15,665,226
Singapore Telecommunications Ltd.	2,538,100	8,636,499
United Overseas Bank Ltd.	27,100	798,423
		62,849,182
South Africa — 0.2%
Anglo American PLC	319,338	17,090,134
Spain — 4.9%
ACS Actividades de Construccion y Servicios SA	196,221	28,440,820
Amadeus IT Group SA	34,337	2,190,425
Banco Bilbao Vizcaya Argentaria SA	1,997,282	46,649,859
Banco Santander SA	10,713,228	133,978,026
Bankinter SA	276,754	4,649,651
CaixaBank SA	1,611,388	21,756,268
Cellnex Telecom SA(c)	24,131	807,488
Enagas SA	156,175	3,100,406
Security	Shares	Value
Spain (continued)
Endesa SA	4,235	$ 177,138
Grifols SA, Class A	18,882	204,406
Iberdrola SA	3,369,492	76,493,658
Industria de Diseno Textil SA	732,488	45,142,699
Naturgy Energy Group SA	634,624	21,021,062
Repsol SA	471,743	12,180,547
Telefonica SA	6,630,871	30,335,522
Unicaja Banco SA(c)	148,300	495,533
		427,623,508
Sweden — 2.6%
Assa Abloy AB, Class B	656,953	23,590,284
Atlas Copco AB, B Shares	164,205	2,779,586
Atlas Copco AB, Class A	332,268	6,353,399
Boliden AB	6,138	382,199
Evolution AB(a)(c)	41,139	3,087,931
H & M Hennes & Mauritz AB, B Shares	369,084	6,548,573
Hexagon AB, B Shares	1,785,386	16,380,032
Industrivarden AB, A Shares	36,692	2,080,947
Indutrade AB	50,180	1,048,875
Lifco AB, B Shares	13,926	447,278
Saab AB, Class B	139,827	8,617,735
Sandvik AB	803,300	32,670,411
Securitas AB, B Shares	945,152	15,773,333
Skandinaviska Enskilda Banken AB, Class A	434,888	8,691,125
Skanska AB, B Shares	458,403	12,402,079
SKF AB, B Shares	89,755	2,354,225
Svenska Handelsbanken AB, A Shares	721,144	10,644,430
Swedbank AB, A Shares	25,518	942,249
Swedish Orphan Biovitrum AB(a)	95,828	4,584,808
Tele2 AB, B Shares	1,392,708	26,140,332
Telefonaktiebolaget LM Ericsson, B Shares	1,909,576	24,901,259
Telia Co. AB	1,718,272	9,213,769
Trelleborg AB, B Shares	16,998	740,545
Volvo AB, B Shares	219,013	7,710,626
		228,086,030
Switzerland — 5.4%
ABB Ltd., Registered Shares	1,356,463	145,043,079
Accelleron Industries AG	50,390	4,991,936
Avolta AG, Registered Shares	8,898	559,137
BKW AG	7,085	1,340,586
Cie Financiere Richemont SA, Registered Shares	46,802	10,049,279
DSM-Firmenich AG	121,468	10,207,126
EMS-Chemie Holding AG, Registered Shares	229	208,946
Julius Baer Group Ltd., Registered Shares	28,955	2,368,689
Kuehne + Nagel International AG, Registered Shares	1,639	377,777
Logitech International SA, Registered Shares	257,085	31,242,242
Lonza Group AG, Registered Shares	3,089	1,972,982
Medmix AG(c)	2	23
Nestle SA, Registered Shares	1,134,754	115,136,725
Schindler Holding AG, NVS	45,894	15,449,938
Schindler Holding AG, Registered Shares	11,901	3,895,218
SGS SA, Registered Shares	96,480	10,965,451
Sonova Holding AG, Registered Shares	25,891	6,834,459
Sunrise Communications AG, Class A	3,623	200,146
UBS Group AG, Registered Shares	1,696,169	80,103,048
VAT Group AG(c)	3,720	2,904,526
Zurich Insurance Group AG, Class N	33,189	23,568,806
		467,420,119
United Kingdom — 11.8%
3i Group PLC	26,183	795,173
Admiral Group PLC	191,950	8,493,515
Schedules of Investments
7

Schedule of Investments  (continued)
May 31, 2026
BlackRock Advantage International Fund
(Percentages shown are based on Net Assets)
Security	Shares	Value
United Kingdom (continued)
AstraZeneca PLC	549,576	$ 102,036,820
Aviva PLC	1,009,243	8,307,424
BAE Systems PLC	2,310,306	62,855,886
Balfour Beatty PLC	219,729	2,346,373
Barclays PLC	15,509,556	94,748,841
Barratt Redrow PLC	30,078	105,971
Bellway PLC	677	17,496
British American Tobacco PLC	358,970	22,211,844
British Land Co. PLC (The)	10,571	57,619
Centrica PLC	2,720	6,862
CK Hutchison Holdings Ltd.	3,965,500	35,681,039
Close Brothers Group PLC(a)	15	93
Compass Group PLC	1,182,211	37,913,848
Diploma PLC	12,093	1,134,043
Drax Group PLC	4,084	43,532
Endeavour Mining PLC	59,418	3,652,224
Entain PLC	84,848	607,151
GSK PLC	1,667,083	42,154,932
Halma PLC	249,606	15,689,720
Harbour Energy PLC	2,384	8,441
Hikma Pharmaceuticals PLC	21,670	429,651
HSBC Holdings PLC	6,640,548	124,697,809
IG Group Holdings PLC	271,963	6,557,636
IMI PLC	86,599	3,234,990
Imperial Brands PLC	877,066	31,803,881
Informa PLC	28,061	304,868
Intertek Group PLC	411,099	29,218,309
J Sainsbury PLC	4,332,546	17,214,369
Johnson Matthey PLC	32,606	930,903
Kingfisher PLC	192,425	742,984
Land Securities Group PLC	1,034	8,730
Legal & General Group PLC	925,115	3,367,413
Lloyds Banking Group PLC	36,259,746	49,597,354
London Stock Exchange Group PLC	114,501	13,854,543
National Grid PLC	127,539	2,047,070
NatWest Group PLC	5,407,394	43,490,258
Next PLC	124,375	22,059,434
Primary Health Properties PLC	52,971	66,886
Reckitt Benckiser Group PLC	211,120	12,992,606
RELX PLC	141,879	4,630,086
Rolls-Royce Holdings PLC	3,571,719	64,261,765
Sage Group PLC (The)	1,860,029	21,041,206
Segro PLC	4,754	46,084
Smith & Nephew PLC	376,318	5,609,195
Smiths Group PLC	399,415	13,186,566
St. James’s Place PLC	530	8,568
Standard Chartered PLC	529,765	14,186,980
Taylor Wimpey PLC	111,525	119,282
Tesco PLC	4,488,739	26,019,150
Unilever PLC	466,266	26,274,816
Security	Shares	Value
United Kingdom (continued)
UNITE Group PLC (The)	3,065	$ 21,218
Vodafone Group PLC	29,083,774	43,704,942
WPP PLC	10,973	40,909
		1,020,639,308
United States — 6.2%
AP Moller - Maersk A/S, Class A	1,053	2,563,898
AP Moller - Maersk A/S, Class B, NVS	1,972	4,896,409
BP PLC	7,960,288	56,227,264
Holcim AG	135,226	13,310,171
InterContinental Hotels Group PLC	96,612	14,815,569
Novartis AG, Registered Shares	524,653	78,913,139
Octave Intelligence PLC(a)(b)	171,919	2,930,765
QIAGEN NV	36,242	1,336,399
Roche Holding AG	24,421	10,503,135
Roche Holding AG, NVS(a)	260,215	109,485,574
Sanofi SA	1,158,083	101,516,568
Shell PLC	2,887,655	122,019,003
Tenaris SA	479,991	14,621,480
		533,139,374
Total Long-Term Investments — 99.3% (Cost: $6,975,678,112)		8,604,091,354
Short-Term Securities
Money Market Funds — 0.8%
BlackRock Cash Funds: Institutional, SL Agency Shares, 3.76%(f)(g)(h)	8,986,437	8,989,132
BlackRock Liquidity Funds, T-Fund, Institutional Shares, 3.51%(f)(g)	59,229,899	59,229,899
Total Short-Term Securities — 0.8% (Cost: $68,219,770)		68,219,031
Total Investments — 100.1% (Cost: $7,043,897,882)		8,672,310,385
Liabilities in Excess of Other Assets — (0.1)%		(12,292,093)
Net Assets — 100.0%		$ 8,660,018,292

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)
Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(d)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(e)
Restricted security as to resale, excluding 144A securities. The Fund held restricted securities with a current value of $44,928, representing less than 0.05% of its net assets as of period end, and an original cost of $804,375.

(f)	Affiliate of the Fund.
(g)	Annualized 7-day yield as of period end.
(h)	All or a portion of this security was purchased with the cash collateral from loaned securities.

82026 BlackRock Annual Financial Statements and Additional Information

Schedule of Investments  (continued)
May 31, 2026
BlackRock Advantage International Fund
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the year ended May 31, 2026 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 05/31/25	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 05/31/26	Shares Held at 05/31/26	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$ 25,912,976	$ —	$ (16,922,628)(a)	$ (477)	$ (739)	$ 8,989,132	8,986,437	$ 4,542 (b)	$ —
BlackRock Liquidity Funds, T-Fund, Institutional Shares	115,902,006	—	(56,672,107)(a)	—	—	59,229,899	59,229,899	3,824,091	—
				$ (477)	$ (739)	$ 68,219,031		$ 3,828,633	$ —

(a)	Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.

Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
MSCI EAFE Index	336	06/19/26	$ 52,270	$ 585,382
Derivative Financial Instruments Categorized by Risk Exposure
As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Assets — Derivative Financial Instruments
Futures contracts
Unrealized appreciation on futures contracts(a)	$ —	$ —	$ 585,382	$ —	$ —	$ —	$ 585,382

(a)
Net cumulative unrealized appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, are reported in the Schedule of Investments. In the Statements of Assets
and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).

For the period ended May 31, 2026, the effect of derivative financial instruments in the Statements of Operations was as follows:
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Net Realized Gain (Loss) from:
Futures contracts	$ —	$ —	$ 15,358,546	$ —	$ —	$ —	$ 15,358,546
Net Change in Unrealized Appreciation (Depreciation) on:
Futures contracts	$ —	$ —	$ 434,147	$ —	$ —	$ —	$ 434,147
Schedules of Investments
9

Schedule of Investments  (continued)
May 31, 2026
BlackRock Advantage International Fund
Average Quarterly Balances of Outstanding Derivative Financial Instruments
Futures contracts:
Average notional value of contracts — long	$ 68,902,014

For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks
Australia	$ 13,184	$ 618,988,856	$ —	$ 619,002,040
Austria	—	24,845,166	—	24,845,166
Belgium	—	50,668,623	—	50,668,623
Chile	—	1,649,704	—	1,649,704
China	—	21,041,105	—	21,041,105
Denmark	—	116,799,213	—	116,799,213
Finland	2,280,035	65,345,090	—	67,625,125
France	—	779,834,205	—	779,834,205
Germany	27,606,123	778,343,353	—	805,949,476
Hong Kong	—	120,559,903	—	120,559,903
India	—	—	44,928	44,928
Indonesia	—	12,698,380	—	12,698,380
Ireland	—	7,568,272	—	7,568,272
Israel	—	79,873,838	—	79,873,838
Italy	12,595,800	345,899,800	—	358,495,600
Japan	46,168,327	2,033,575,553	—	2,079,743,880
Luxembourg	99	5,576	—	5,675
Macau	—	21,175,218	—	21,175,218
Mexico	—	51,145	—	51,145
Netherlands	47,108,832	502,246,213	—	549,355,045
New Zealand	2,427,460	1,039,836	—	3,467,296
Nigeria	—	2,050,952	—	2,050,952
Norway	35,110,663	65,478,504	—	100,589,167
Peru	—	60,321	—	60,321
Portugal	647,126	23,442,296	—	24,089,422
Singapore	—	62,849,182	—	62,849,182
South Africa	—	17,090,134	—	17,090,134
Spain	3,277,544	424,345,964	—	427,623,508
Sweden	35,354,101	192,731,929	—	228,086,030
Switzerland	200,146	467,219,973	—	467,420,119
United Kingdom	992,024	1,019,647,284	—	1,020,639,308
United States	2,930,765	530,208,609	—	533,139,374
Short-Term Securities
Money Market Funds	68,219,031	—	—	68,219,031
	$ 284,931,260	$ 8,387,334,197	$ 44,928	$ 8,672,310,385
Derivative Financial Instruments(a)
Assets
Equity Contracts	$ 585,382	$ —	$ —	$ 585,382

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.
See notes to financial statements.
102026 BlackRock Annual Financial Statements and Additional Information

Schedule of Investments
May 31, 2026
BlackRock Advantage Large Cap Growth Fund
(Percentages shown are based on Net Assets)

Security	Shares	Value
Common Stocks
Aerospace & Defense — 2.0%
General Dynamics Corp.	4,784	$ 1,659,187
General Electric Co.	62,824	20,339,898
HEICO Corp., Class A	9,391	2,439,876
Howmet Aerospace, Inc.	6,861	1,771,853
Lockheed Martin Corp.	14,537	7,711,151
RTX Corp.	29,239	5,253,079
		39,175,044
Automobiles — 3.1%
Tesla, Inc.(a)	135,488	59,044,316
Banks — 0.5%
Bank of America Corp.	98,815	5,098,854
Citigroup, Inc.	17,385	2,188,772
JPMorgan Chase & Co.	1,259	376,831
NU Holdings Ltd., Class A(a)	85,693	1,125,149
Wells Fargo & Co.	7,685	595,895
		9,385,501
Beverages — 0.6%
Coca-Cola Co. (The)	142,336	11,245,967
Biotechnology — 2.7%
AbbVie, Inc.	115,832	25,218,943
Alnylam Pharmaceuticals, Inc.(a)	4,833	1,459,469
Amgen, Inc.	23,561	7,935,109
BioMarin Pharmaceutical, Inc.(a)	11,955	684,902
Exelixis, Inc.(a)	4,109	207,422
Gilead Sciences, Inc.	10,692	1,437,326
Natera, Inc.(a)	6,127	1,368,588
Neurocrine Biosciences, Inc.(a)	15,710	2,486,893
TG Therapeutics, Inc.(a)	70,111	2,660,011
United Therapeutics Corp.(a)	2,255	1,255,629
Vertex Pharmaceuticals, Inc.(a)	18,497	8,278,148
		52,992,440
Broadline Retail — 5.4%
Amazon.com, Inc.(a)	339,384	91,850,885
Coupang, Inc., Class A(a)	256,563	4,258,946
MercadoLibre, Inc.(a)	5,049	8,561,337
		104,671,168
Building Products — 0.4%
Trane Technologies PLC	16,040	7,238,852
Capital Markets — 0.9%
Brookfield Asset Management Ltd., Class A	80,121	3,893,881
Charles Schwab Corp. (The)	27,476	2,400,029
Goldman Sachs Group, Inc. (The)	1,342	1,376,301
Morgan Stanley	43,572	9,062,976
		16,733,187
Chemicals — 0.0%
Cabot Corp.	1	88
Ecolab, Inc.	1,991	509,696
		509,784
Commercial Services & Supplies — 1.1%
Cintas Corp.	31,178	5,339,544
Republic Services, Inc.	40,207	8,059,091
Waste Connections, Inc.	13,971	2,081,958
Waste Management, Inc.	26,810	5,669,243
		21,149,836
Communications Equipment — 0.8%
Arista Networks, Inc.(a)	52,857	8,429,106
Security	Shares	Value
Communications Equipment (continued)
Cisco Systems, Inc.	8,780	$ 1,057,288
Motorola Solutions, Inc.	14,601	5,888,291
		15,374,685
Construction & Engineering — 0.1%
EMCOR Group, Inc.	1,026	848,317
Ferrovial NV	8,059	548,093
MasTec, Inc.(a)	2,506	948,195
		2,344,605
Consumer Finance — 0.3%
American Express Co.	19,326	6,116,099
Consumer Staples Distribution & Retail — 1.8%
Costco Wholesale Corp.	35,700	34,140,624
Electrical Equipment — 1.3%
Emerson Electric Co.	15,329	2,204,617
GE Vernova, Inc.	16,849	16,315,224
Rockwell Automation, Inc.	12,357	5,573,748
Vertiv Holdings Co., Class A	1,200	378,852
		24,472,441
Electronic Equipment, Instruments & Components — 1.6%
Amphenol Corp., Class A	96,597	14,369,770
Avnet, Inc.	11,592	1,007,692
Coherent Corp.(a)	2,213	799,933
Jabil, Inc.	11,186	4,077,968
Keysight Technologies, Inc.(a)	24,218	8,193,676
TE Connectivity PLC	7,414	1,582,222
		30,031,261
Entertainment — 2.6%
Electronic Arts, Inc.	4,902	988,831
Netflix, Inc.(a)	401,614	34,546,836
Spotify Technology SA(a)	30,458	15,158,338
		50,694,005
Financial Services — 3.7%
Berkshire Hathaway, Inc., Class B(a)	33,432	15,862,816
Mastercard, Inc., Class A	47,837	23,630,521
Visa, Inc., Class A	96,378	31,453,924
		70,947,261
Ground Transportation — 0.3%
Uber Technologies, Inc.(a)	77,436	5,451,494
Health Care Equipment & Supplies — 0.7%
Abbott Laboratories	8,798	753,109
Boston Scientific Corp.(a)	34,525	1,667,903
Intuitive Surgical, Inc.(a)	25,328	10,755,282
Stryker Corp.	2,092	638,248
		13,814,542
Health Care Providers & Services — 0.7%
Cardinal Health, Inc.	15,306	3,012,221
HCA Healthcare, Inc.	4,618	1,748,097
McKesson Corp.	13,036	9,678,448
		14,438,766
Hotels, Restaurants & Leisure — 0.9%
Airbnb, Inc., Class A(a)	31,616	4,214,729
Booking Holdings, Inc.	53,448	8,948,799
Chipotle Mexican Grill, Inc.(a)	117,234	3,735,075
DoorDash, Inc., Class A(a)	9,241	1,471,999
		18,370,602
Household Products — 0.3%
Procter & Gamble Co. (The)	46,172	6,628,452
Schedules of Investments
11

Schedule of Investments  (continued)
May 31, 2026
BlackRock Advantage Large Cap Growth Fund
(Percentages shown are based on Net Assets)
Security	Shares	Value
Industrial Conglomerates — 0.5%
3M Co.	60,640	$ 9,285,803
Insurance — 0.1%
Markel Group, Inc.(a)	1,382	2,509,145
Interactive Media & Services — 10.8%
Alphabet, Inc., Class A	200,465	76,244,858
Alphabet, Inc., Class C, NVS	148,961	56,073,389
Meta Platforms, Inc., Class A	119,955	75,872,737
		208,190,984
IT Services — 0.5%
Cloudflare, Inc., Class A(a)	2,200	532,004
International Business Machines Corp.	32,380	9,642,764
		10,174,768
Machinery — 0.9%
Caterpillar, Inc.	6,663	5,835,922
Illinois Tool Works, Inc.	20,684	5,114,740
Parker-Hannifin Corp.	7,840	6,621,899
		17,572,561
Metals & Mining — 0.1%
Freeport-McMoRan, Inc.	19,762	1,298,561
Newmont Corp.	2,215	243,229
		1,541,790
Oil, Gas & Consumable Fuels — 0.4%
Cheniere Energy, Inc.	21,188	4,764,334
Chevron Corp.	13,428	2,450,073
Exxon Mobil Corp.	4,111	597,164
Phillips 66	3,824	672,565
		8,484,136
Passenger Airlines — 0.0%
Southwest Airlines Co.	7,010	301,080
Pharmaceuticals — 2.8%
Eli Lilly & Co.	45,980	50,807,900
Johnson & Johnson	15,115	3,405,863
		54,213,763
Professional Services — 0.1%
Jacobs Solutions, Inc.	9,443	1,131,838
KBR, Inc.	13,455	470,252
SS&C Technologies Holdings, Inc.	6,164	416,194
		2,018,284
Semiconductors & Semiconductor Equipment — 23.7%
Advanced Micro Devices, Inc.(a)	108,383	55,936,466
Analog Devices, Inc.	27,617	11,429,296
Applied Materials, Inc.	42,438	19,099,646
ASML Holding NV, Registered Shares, ADR	227	366,097
Astera Labs, Inc.(a)	7,278	2,495,262
Broadcom, Inc.	248,885	111,194,352
Cerebras Systems, Inc., Class A(a)(b)	3,442	815,720
First Solar, Inc.(a)	3,551	1,089,411
GLOBALFOUNDRIES, Inc.(a)	14,207	1,136,134
Intel Corp.(a)	103,140	11,828,095
KLA Corp.	6,026	11,580,225
Lam Research Corp.	81,308	25,870,579
Marvell Technology, Inc.	23,918	4,903,190
Microchip Technology, Inc.	69,211	6,550,821
Micron Technology, Inc.	789	766,119
Monolithic Power Systems, Inc.	724	1,133,936
NVIDIA Corp.	837,619	176,854,876
NXP Semiconductors NV	10,627	3,414,986
Qorvo, Inc.(a)	8,274	856,855
Security	Shares	Value
Semiconductors & Semiconductor Equipment (continued)
QUALCOMM, Inc.	4,183	$ 1,050,017
Texas Instruments, Inc.	32,189	9,839,534
		458,211,617
Software — 14.2%
Adobe, Inc.(a)	36,724	9,519,228
Appfolio, Inc., Class A(a)	10,418	1,679,069
AppLovin Corp., Class A(a)	5,937	3,639,915
Autodesk, Inc.(a)	20,553	4,754,115
Cadence Design Systems, Inc.(a)	17,322	6,494,538
Check Point Software Technologies Ltd.(a)	8,266	1,116,323
Crowdstrike Holdings, Inc., Class A(a)	16,129	11,790,299
Datadog, Inc., Class A(a)	5,634	1,393,570
Dynatrace, Inc.(a)	34,419	1,465,905
Fortinet, Inc.(a)	51,247	7,070,549
FreedomPay, Inc.(a)(c)	43,051	614,768
InterDigital, Inc.	4,890	1,232,720
Intuit, Inc.	7,390	2,450,007
Manhattan Associates, Inc.(a)	8,746	1,312,337
Microsoft Corp.	281,199	126,607,038
Oracle Corp.	201,701	45,540,052
Palantir Technologies, Inc., Class A(a)	157,363	24,633,604
Palo Alto Networks, Inc.(a)	47,789	13,461,683
RingCentral, Inc., Class A	10,168	440,376
SentinelOne, Inc., Class A(a)	86,776	1,436,143
ServiceNow, Inc.(a)	20,336	2,529,188
Synopsys, Inc.(a)	8,702	4,138,845
Trimble, Inc.(a)	16,566	934,488
		274,254,760
Specialty Retail — 1.4%
Home Depot, Inc. (The)	29,008	9,199,597
O’Reilly Automotive, Inc.(a)	75,624	6,570,213
TJX Cos., Inc. (The)	79,629	12,322,588
		28,092,398
Technology Hardware, Storage & Peripherals — 10.4%
Apple Inc.	446,957	139,477,401
Dell Technologies, Inc., Class C	48,674	20,487,373
Everpure, Inc., Class A(a)	90,444	7,191,202
Hewlett Packard Enterprise Co.	135,908	5,849,480
HP, Inc.	174,733	4,724,780
NetApp, Inc.	79,505	13,856,927
Seagate Technology Holdings PLC	7,017	6,173,557
Super Micro Computer, Inc.(a)	58,784	2,709,355
Western Digital Corp.	366	194,423
		200,664,498
Trading Companies & Distributors — 0.1%
Applied Industrial Technologies, Inc.	1,542	468,475
WW Grainger, Inc.	523	645,508
		1,113,983
Wireless Telecommunication Services — 0.1%
T-Mobile U.S., Inc.	10,560	1,980,317
Total Common Stocks — 97.9% (Cost: $982,397,973)		1,893,580,819
122026 BlackRock Annual Financial Statements and Additional Information

Schedule of Investments  (continued)
May 31, 2026
BlackRock Advantage Large Cap Growth Fund
(Percentages shown are based on Net Assets)
Security	Shares	Value
Preferred Securities
Preferred Stocks — 0.3%
Software — 0.3%
Anthropic PBC, Series H, (Acquired 05/28/26, cost $4,528,894)(a)(c)(d)	7,689	$ 4,528,894
Total Long-Term Investments — 98.2% (Cost: $986,926,867)		1,898,109,713
Short-Term Securities
Money Market Funds — 1.1%
BlackRock Cash Funds: Institutional, SL Agency Shares, 3.76%(e)(f)(g)	842,931	843,184
BlackRock Liquidity Funds, T-Fund, Institutional Shares, 3.51%(e)(f)	21,557,593	21,557,593
Total Short-Term Securities — 1.1% (Cost: $22,400,777)		22,400,777
Total Investments — 99.3% (Cost: $1,009,327,644)		1,920,510,490
Other Assets Less Liabilities — 0.7%		13,094,966
Net Assets — 100.0%		$ 1,933,605,456

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(d)
Restricted security as to resale, excluding 144A securities. The Fund held restricted securities with a current value of $4,528,894, representing 0.2% of its net assets as of period end, and an original cost of $4,528,894.

(e)	Affiliate of the Fund.
(f)	Annualized 7-day yield as of period end.
(g)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the year ended May 31, 2026 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 05/31/25	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 05/31/26	Shares Held at 05/31/26	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$ —	$ 843,240 (a)	$ —	$ (56)	$ —	$ 843,184	842,931	$ 4,187 (b)	$ —
BlackRock Liquidity Funds, T-Fund, Institutional Shares	13,188,787	8,368,806 (a)	—	—	—	21,557,593	21,557,593	606,863	—
				$ (56)	$ —	$ 22,400,777		$ 611,050	$ —

(a)	Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.

For purposes of this report, industry and sector sub-classifications may differ from those utilized by the Fund for compliance purposes.
Derivative Financial Instruments Outstanding as of Period End
Schedules of Investments
13

Schedule of Investments  (continued)
May 31, 2026
BlackRock Advantage Large Cap Growth Fund
Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
NASDAQ 100 E-Mini Index	37	06/18/26	$ 22,500	$ 580,625
Derivative Financial Instruments Categorized by Risk Exposure
As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Assets — Derivative Financial Instruments
Futures contracts
Unrealized appreciation on futures contracts(a)	$ —	$ —	$ 580,625	$ —	$ —	$ —	$ 580,625

(a)
Net cumulative unrealized appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, are reported in the Schedule of Investments. In the Statements of Assets
and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).

For the period ended May 31, 2026, the effect of derivative financial instruments in the Statements of Operations was as follows:
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Net Realized Gain (Loss) from:
Futures contracts	$ —	$ —	$ 5,301,641	$ —	$ —	$ —	$ 5,301,641
Net Change in Unrealized Appreciation (Depreciation) on:
Futures contracts	$ —	$ —	$ 242,864	$ —	$ —	$ —	$ 242,864
Average Quarterly Balances of Outstanding Derivative Financial Instruments
Futures contracts:
Average notional value of contracts — long	$ 19,053,010

For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.
142026 BlackRock Annual Financial Statements and Additional Information

Schedule of Investments  (continued)
May 31, 2026
BlackRock Advantage Large Cap Growth Fund
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks	$ 1,892,966,051	$ —	$ 614,768	$ 1,893,580,819
Preferred Securities	—	—	4,528,894	4,528,894
Short-Term Securities
Money Market Funds	22,400,777	—	—	22,400,777
	$ 1,915,366,828	$ —	$ 5,143,662	$ 1,920,510,490
Derivative Financial Instruments(a)
Assets
Equity Contracts	$ 580,625	$ —	$ —	$ 580,625

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.
See notes to financial statements.
Schedules of Investments
15

Schedule of Investments
May 31, 2026
BlackRock Advantage Small Cap Core Fund
(Percentages shown are based on Net Assets)

Security	Shares	Value
Common Stocks
Aerospace & Defense — 2.5%
AeroVironment, Inc.(a)(b)	44,235	$ 9,167,261
Aevex Corp., Class A(a)	134,183	5,162,020
Archer Aviation, Inc., Class A(a)(b)	541,529	3,687,812
Arxis, Inc., Class A(a)	89,211	4,008,250
Astronics Corp.(a)	22,389	1,947,843
Carpenter Technology Corp.	14,931	7,002,340
Ducommun, Inc.(a)	127,163	19,356,752
Hawkeye 360, Inc.(a)	21,834	720,740
Huntington Ingalls Industries, Inc.	5,801	1,787,694
Intuitive Machines, Inc., Class A(a)	139,917	6,132,562
Kratos Defense & Security Solutions, Inc.(a)	497,677	31,916,026
Leonardo DRS, Inc.	96,916	4,725,624
Mercury Systems, Inc.(a)	34,378	3,840,023
Moog, Inc., Class A	58,048	20,895,539
Redwire Corp.(a)	161,233	3,961,495
V2X, Inc.(a)	64,482	5,360,389
Voyager Technologies, Inc., Class A(a)(b)	47,339	2,344,701
		132,017,071
Air Freight & Logistics — 0.1%
Forward Air Corp.(a)	84,389	892,836
GXO Logistics, Inc.(a)	18,589	931,495
Hub Group, Inc., Class A	36,980	1,536,149
		3,360,480
Automobile Components — 1.1%
Adient PLC(a)	284,169	6,496,103
BorgWarner, Inc.	275,895	19,814,779
Cooper-Standard Holdings, Inc.(a)	77,000	2,335,410
Dana, Inc.	176,798	6,260,417
Dauch Corp.(a)	847,800	5,629,392
Fox Factory Holding Corp.(a)	83,959	1,514,620
Lear Corp.	1,769	253,179
Patrick Industries, Inc.	16,446	1,488,692
QuantumScape Corp., Class A(a)(b)	665,699	5,977,977
Standard Motor Products, Inc.	220,830	8,654,328
Stoneridge, Inc.(a)	87,929	656,830
		59,081,727
Automobiles — 0.1%
Winnebago Industries, Inc.	105,451	3,130,840
Banks — 8.6%
1st Source Corp.	114,734	8,469,664
Amalgamated Financial Corp.	393,597	16,326,404
Ameris Bancorp	127,907	10,783,839
Associated Banc-Corp.	356,925	9,926,084
Axos Financial, Inc.(a)	76,264	6,628,104
Banc of California, Inc.	208,119	4,000,047
Bank of Hawaii Corp.	57,229	4,383,741
Bank of Marin Bancorp	69,196	1,788,025
Bank7 Corp.	22,025	974,827
BankUnited, Inc.	48,180	2,235,070
BOK Financial Corp.	15,501	1,984,748
Byline Bancorp, Inc.	212,766	7,040,427
Capital City Bank Group, Inc.	177,065	8,081,247
Chemung Financial Corp.	61,928	4,253,215
Colony Bankcorp, Inc.	214,482	4,246,744
Community Trust Bancorp, Inc.	69,600	4,653,456
Community West Bancshares	157,440	3,780,134
ConnectOne Bancorp, Inc.	153,414	4,613,159
Cullen/Frost Bankers, Inc.	202,976	27,507,308
Customers Bancorp, Inc.(a)	79,952	6,007,593
Security	Shares	Value
Banks (continued)
Enterprise Financial Services Corp.	196,300	$ 11,897,743
First Bank	38,752	606,081
First Busey Corp.	93,614	2,562,215
First Business Financial Services, Inc.	125,652	7,227,503
First Community Bankshares, Inc.	58,898	2,539,093
First Financial Bankshares, Inc.	201,033	6,569,758
First Financial Corp.	119,389	8,259,331
First Hawaiian, Inc.	367,587	9,917,497
First Horizon Corp.	239,191	5,795,598
First Internet Bancorp	60,828	1,469,605
First Mid Bancshares, Inc.	73,742	3,248,335
First United Corp.	25,209	996,764
Flushing Financial Corp.	97,918	1,563,750
FNB Corp.	692,886	12,111,647
Fulton Financial Corp.	29,554	641,026
Greene County Bancorp, Inc.	23,786	624,145
HBT Financial, Inc.	156,397	4,477,646
HomeTrust Bancshares, Inc.	116,971	5,435,642
Horizon Bancorp, Inc.	738,874	13,706,113
Independent Bank Corp.	168,057	5,767,716
Investar Holding Corp.	70,555	1,993,884
Kearny Financial Corp.	807,817	6,656,412
Live Oak Bancshares, Inc.	254,620	9,683,199
Mercantile Bank Corp.	20,561	1,089,527
Metropolitan Bank Holding Corp.	22,827	2,043,473
Midland States Bancorp, Inc.	334,887	9,309,859
National Bank Holdings Corp., Class A	52,603	2,200,384
Nicolet Bankshares, Inc.	59,276	8,314,645
Northfield Bancorp, Inc.	362,432	5,139,286
Northrim BanCorp, Inc.	405,171	10,011,775
OceanFirst Financial Corp.	784,104	14,733,314
Old National Bancorp	724,531	17,395,989
Orange County Bancorp, Inc.	262,623	8,960,697
Origin Bancorp, Inc.	21,077	1,004,530
Park National Corp.	57,120	9,799,507
Peapack-Gladstone Financial Corp.	100,508	4,346,971
Peoples Bancorp, Inc.	69,001	2,399,855
Pinnacle Financial Partners, Inc.	137,169	13,406,898
Primis Financial Corp.	93,573	1,350,258
Provident Financial Services, Inc.	286,506	6,357,568
Republic Bancorp, Inc., Class A	28,689	2,322,375
Riverview Bancorp, Inc.	190,258	1,067,347
Shore Bancshares, Inc.	203,435	4,202,967
Sierra Bancorp	77,354	2,937,905
SmartFinancial, Inc.	37,047	1,544,860
South Plains Financial, Inc.	74,103	3,007,841
Southern First Bancshares, Inc.(a)	46,798	2,703,521
Southern Missouri Bancorp, Inc.	66,541	4,595,322
Southside Bancshares, Inc.	22,163	726,060
SouthState Bank Corp.	7,335	694,991
Timberland Bancorp, Inc.	24,168	980,737
Tompkins Financial Corp.	35,820	3,085,893
UMB Financial Corp.	155,439	20,402,923
United Community Banks, Inc.	160,966	5,303,830
Univest Financial Corp.	166,566	6,569,363
Washington Trust Bancorp, Inc.	235,408	7,667,239
Western Alliance Bancorp	61,094	4,866,137
WSFS Financial Corp.	4,012	286,657
		452,265,043
Biotechnology — 7.7%
4D Molecular Therapeutics, Inc.(a)	139,459	1,382,039
ACADIA Pharmaceuticals, Inc.(a)	411,117	8,904,794
162026 BlackRock Annual Financial Statements and Additional Information

Schedule of Investments  (continued)
May 31, 2026
BlackRock Advantage Small Cap Core Fund
(Percentages shown are based on Net Assets)
Security	Shares	Value
Biotechnology (continued)
ADMA Biologics, Inc.(a)	333,865	$ 2,664,243
Agios Pharmaceuticals, Inc.(a)	198,634	5,839,840
Alector, Inc.(a)	635,411	1,372,488
Alkermes PLC(a)	357,307	15,074,782
Allogene Therapeutics, Inc.(a)	1,442,118	3,129,396
Altimmune, Inc.(a)	1,045,359	3,188,345
Apogee Therapeutics, Inc.(a)	7,488	615,064
Arcturus Therapeutics Holdings, Inc.(a)(b)	135,078	1,069,818
Arcus Biosciences, Inc.(a)	141,231	3,578,794
Arcutis Biotherapeutics, Inc.(a)	198,279	4,255,067
Ardelyx, Inc.(a)	922,881	5,574,201
Arrowhead Pharmaceuticals, Inc.(a)	197,805	15,410,988
ARS Pharmaceuticals, Inc.(a)	65	590
Atrium Therapeutics, Inc.(a)	12,237	159,081
Beam Therapeutics, Inc.(a)	91,226	3,004,072
BioCryst Pharmaceuticals, Inc.(a)	713,553	6,357,757
Biohaven Ltd.(a)	355,541	3,914,506
BridgeBio Pharma, Inc.(a)	178,154	11,804,484
Capricor Therapeutics, Inc.(a)	35,895	1,075,414
Caris Life Sciences, Inc.(a)	176,246	2,946,833
Catalyst Pharmaceuticals, Inc.(a)	54,699	1,708,250
Celcuity, Inc.(a)	19,524	2,594,349
Celldex Therapeutics, Inc.(a)	178,672	5,615,661
CG Oncology, Inc.(a)	13,414	835,558
Cogent Biosciences, Inc.(a)(b)	81,764	2,858,469
Coherus Oncology, Inc.(a)(b)	927,830	1,475,250
Corvus Pharmaceuticals, Inc.(a)	90,226	1,119,705
CRISPR Therapeutics AG(a)(b)	56,105	3,151,979
Cytokinetics, Inc.(a)	202,243	15,524,173
Denali Therapeutics, Inc.(a)	246,977	5,196,396
Dianthus Therapeutics, Inc.(a)	982	91,336
Dyne Therapeutics, Inc.(a)	110,645	2,138,768
Editas Medicine, Inc.(a)	231,010	799,295
Enanta Pharmaceuticals, Inc.(a)	100,383	1,321,040
Erasca, Inc.(a)	78,329	1,005,744
Exelixis, Inc.(a)	57,535	2,904,367
Fate Therapeutics, Inc.(a)	876,106	2,488,141
GRAIL, Inc.(a)(b)	25,281	1,812,142
Ideaya Biosciences, Inc.(a)	216,780	6,388,507
Incyte Corp.(a)	25,115	2,429,625
Intellia Therapeutics, Inc.(a)(b)	487,535	6,859,617
Ionis Pharmaceuticals, Inc.(a)	40,296	3,082,644
Iovance Biotherapeutics, Inc.(a)(b)	1,082,263	4,437,278
Ironwood Pharmaceuticals, Inc., Class A(a)	833,504	2,975,609
Janux Therapeutics, Inc.(a)	380,620	5,553,246
Keros Therapeutics, Inc.(a)	220,445	2,480,006
Kodiak Sciences, Inc.(a)	89,510	3,285,912
Krystal Biotech, Inc., Class A3(a)	22,010	6,801,750
Kura Oncology, Inc.(a)	564,979	5,762,786
Kymera Therapeutics, Inc.(a)	67,237	5,474,437
Madrigal Pharmaceuticals, Inc.(a)(b)	33,052	16,435,768
MannKind Corp.(a)	1,334,950	5,032,762
MeiraGTx Holdings PLC(a)	51,749	551,127
MiMedx Group, Inc.(a)	571,752	2,104,047
Mineralys Therapeutics, Inc.(a)	40,022	1,260,693
Mirum Pharmaceuticals, Inc.(a)	70,383	7,143,875
Moderna, Inc.(a)	32,464	1,531,976
Monte Rosa Therapeutics, Inc.(a)(b)	88,249	1,739,388
Myriad Genetics, Inc.(a)	198,417	787,715
Natera, Inc.(a)	15,267	3,410,190
Nurix Therapeutics, Inc.(a)	112,606	1,999,883
Nuvalent, Inc., Class A(a)	31,115	3,434,785
Security	Shares	Value
Biotechnology (continued)
Olema Pharmaceuticals, Inc.(a)(b)	124,075	$ 1,636,549
Praxis Precision Medicines, Inc.(a)(b)	37,121	12,991,236
Protagonist Therapeutics, Inc.(a)	41,461	4,127,857
Prothena Corp. PLC(a)	246,729	2,511,701
PTC Therapeutics, Inc.(a)	109,814	8,109,764
Puma Biotechnology, Inc.(a)	206,044	1,477,335
Recursion Pharmaceuticals, Inc., Class A(a)	1,444,382	5,185,331
REGENXBIO, Inc.(a)	339,957	2,383,099
Replimune Group, Inc.(a)	870,064	7,560,856
Rezolute, Inc.(a)	196,603	648,790
Rhythm Pharmaceuticals, Inc.(a)	56,624	5,001,032
Rigel Pharmaceuticals, Inc.(a)	90,858	2,770,260
Sana Biotechnology, Inc.(a)	205,964	679,681
Sarepta Therapeutics, Inc.(a)	274,579	4,906,727
Scholar Rock Holding Corp.(a)	37,911	1,869,012
Spyre Therapeutics, Inc.(a)(b)	50,182	3,688,377
Syndax Pharmaceuticals, Inc.(a)	288,045	5,642,802
Taysha Gene Therapies, Inc.(a)	163,853	961,817
TG Therapeutics, Inc.(a)	322,806	12,247,260
Travere Therapeutics, Inc.(a)	24,215	1,142,464
Twist Bioscience Corp.(a)	97,573	6,524,707
Ultragenyx Pharmaceutical, Inc.(a)	193,494	4,632,246
UroGen Pharma Ltd.(a)	89,168	2,508,296
Vanda Pharmaceuticals, Inc.(a)	489,961	3,160,248
Vaxcyte, Inc.(a)	93,920	4,827,488
Vera Therapeutics, Inc., Class A(a)	44,974	1,597,476
Veracyte, Inc.(a)(b)	171,931	7,967,283
Verastem, Inc.(a)	701,337	3,036,789
Viking Therapeutics, Inc.(a)	126,436	4,139,515
Vir Biotechnology, Inc.(a)	363,608	3,468,820
Viridian Therapeutics, Inc.(a)(b)	55,966	986,121
Voyager Therapeutics, Inc.(a)	225,281	871,837
Xencor, Inc.(a)(b)	498,112	5,917,571
Xenon Pharmaceuticals, Inc.(a)	203,414	11,132,848
Zymeworks, Inc.(a)	218,946	5,502,113
		406,742,153
Broadline Retail — 0.4%
Etsy, Inc.(a)	46,841	3,181,441
Groupon, Inc.(a)(b)	50,160	1,014,737
Kohl’s Corp.	337,384	4,844,834
Macy’s, Inc.	355,785	7,741,881
Ollie’s Bargain Outlet Holdings, Inc.(a)(b)	23,447	1,913,979
		18,696,872
Building Products — 1.2%
Apogee Enterprises, Inc.	26,855	1,031,501
AZZ, Inc.	14,600	1,978,446
Gibraltar Industries, Inc.(a)	41,687	1,611,203
Madison Air Solutions Corp., Class A(a)(b)	276,360	12,013,369
Modine Manufacturing Co.(a)	74,760	20,851,312
Owens Corning	69,631	8,760,972
Resideo Technologies, Inc.(a)	179,842	5,623,659
Zurn Elkay Water Solutions Corp.	193,949	9,115,603
		60,986,065
Capital Markets — 2.1%
Acadian Asset Management, Inc.	104,584	7,562,469
Bakkt, Inc., Class A(a)	94,219	1,024,160
BGC Group, Inc., Class A	156,086	1,631,099
DigitalBridge Group, Inc., Class A	176,494	2,760,366
Evercore, Inc., Class A	17,879	6,094,236
FactSet Research Systems, Inc.	6,461	1,585,982
Franklin Resources, Inc.	131,001	4,063,651
Schedules of Investments
17

Schedule of Investments  (continued)
May 31, 2026
BlackRock Advantage Small Cap Core Fund
(Percentages shown are based on Net Assets)
Security	Shares	Value
Capital Markets (continued)
Hamilton Lane, Inc., Class A	7,770	$ 677,000
Jefferies Financial Group, Inc.	211,662	11,158,821
Lincoln International, Inc., Class A(a)(b)	88,182	2,012,313
Marex Group PLC	54,738	2,897,830
Miami International Holdings, Inc.(a)	51,455	2,431,249
PJT Partners, Inc., Class A	38,215	5,843,073
SEI Investments Co.	151,031	13,272,604
StepStone Group, Inc., Class A	195,317	9,631,081
StoneX Group, Inc.(a)	189,183	21,443,893
Virtu Financial, Inc., Class A	246,932	12,383,640
Webull Corp., Class A(a)	674,945	4,319,648
		110,793,115
Chemicals — 0.6%
Huntsman Corp.	622,856	9,560,840
Innospec, Inc.	87,320	7,242,321
Mativ Holdings, Inc.	497,485	4,417,667
Minerals Technologies, Inc.	32,409	2,496,141
Mosaic Co. (The)	307,709	7,354,245
Tronox Holdings PLC	391,079	3,109,078
		34,180,292
Commercial Services & Supplies — 0.4%
Brink’s Co. (The)	23,987	2,495,128
CoreCivic, Inc.(a)	288,429	6,080,083
Healthcare Services Group, Inc.(a)	334,650	6,893,790
Onterris, Inc.(a)(b)	95,730	1,532,637
Tetra Tech, Inc.	220,534	6,062,480
		23,064,118
Communications Equipment — 1.9%
ADTRAN Holdings, Inc.(a)	163,771	2,710,410
Applied Optoelectronics, Inc.(a)	119,000	18,850,790
Calix, Inc.(a)	287,090	11,411,827
Ciena Corp.(a)	7,577	4,396,403
Extreme Networks, Inc.(a)	241,180	6,393,682
Harmonic, Inc.(a)	451,306	6,819,234
Lumentum Holdings, Inc.(a)	12,451	10,645,107
NETGEAR, Inc.(a)	192,988	5,015,758
Viasat, Inc.(a)	154,406	12,448,212
Viavi Solutions, Inc.(a)	376,677	18,291,435
Vistance Networks, Inc.	358,943	4,479,608
		101,462,466
Construction & Engineering — 3.9%
AECOM	11,182	775,695
Argan, Inc.	16,053	10,707,672
Centuri Holdings, Inc.(a)	166,362	5,113,968
Comfort Systems U.S.A., Inc.	19,894	36,370,410
Construction Partners, Inc., Class A(a)(b)	38,950	4,536,506
Dycom Industries, Inc.(a)	82,661	42,157,110
Everus Construction Group, Inc.(a)	25,229	3,753,318
Fluor Corp.(a)	576,981	26,402,651
IES Holdings, Inc.(a)	7,593	5,150,712
MasTec, Inc.(a)	41,429	15,675,491
MYR Group, Inc.(a)	11,022	5,125,891
Sterling Infrastructure, Inc.(a)	42,862	36,897,324
Tutor Perini Corp.	182,062	13,015,612
		205,682,360
Construction Materials — 0.0%
Knife River Corp.(a)	14,741	1,157,316
Consumer Finance — 1.6%
Ally Financial, Inc.	119,900	5,132,919
Encore Capital Group, Inc.(a)	60,068	4,801,235
Security	Shares	Value
Consumer Finance (continued)
Enova International, Inc.(a)	132,416	$ 21,386,508
EZCORP, Inc., Class A, NVS(a)	351,011	10,965,584
LendingClub Corp.(a)	199,463	3,560,415
LendingTree, Inc.(a)	47,251	1,804,988
Navient Corp.	244,886	2,096,224
OneMain Holdings, Inc.	279,691	15,469,709
PRA Group, Inc.(a)	292,438	4,462,604
Regional Management Corp.	110,570	4,064,553
Upstart Holdings, Inc.(a)(b)	261,054	8,821,015
		82,565,754
Consumer Staples Distribution & Retail — 1.3%
Andersons, Inc. (The)	254,010	17,930,566
BJ’s Wholesale Club Holdings, Inc.(a)	102,823	8,768,745
Chefs’ Warehouse, Inc. (The)(a)	159,930	12,241,042
Grocery Outlet Holding Corp.(a)	125,855	1,071,026
Maplebear, Inc.(a)(b)	23,012	915,878
PriceSmart, Inc.	101,192	17,201,628
United Natural Foods, Inc.(a)	212,579	10,915,932
		69,044,817
Containers & Packaging — 0.0%
Graphic Packaging Holding Co.	94,127	1,059,870
Distributors — 0.4%
GigaCloud Technology, Inc., Class A(a)	39,296	1,416,228
Gold.com, Inc.	151,906	6,427,143
LKQ Corp.	351,414	9,530,347
Pool Corp.	12,545	2,275,663
		19,649,381
Diversified Consumer Services — 0.8%
American Public Education, Inc.(a)	68,997	3,413,282
Coursera, Inc.(a)	501,439	2,702,756
Covista, Inc.(a)	59,813	7,045,971
Duolingo, Inc., Class A(a)	34,208	3,809,403
Frontdoor, Inc.(a)	95,788	5,945,561
H&R Block, Inc.	25,069	964,906
Laureate Education, Inc., Class A(a)	302,246	9,668,850
Perdoceo Education Corp.	85,696	2,774,836
Strategic Education, Inc.	55,885	4,289,174
Stride, Inc.(a)(b)	25,501	2,355,782
		42,970,521
Diversified REITs — 0.0%
American Assets Trust, Inc.	26,326	613,396
Diversified Telecommunication Services — 0.6%
Bandwidth, Inc., Class A(a)	70,319	4,568,625
Globalstar, Inc.(a)	53,668	4,519,382
IDT Corp., Class B	107,742	5,943,049
Iridium Communications, Inc.	18,215	943,173
Lumen Technologies, Inc.(a)(b)	1,286,320	14,136,657
		30,110,886
Electric Utilities — 0.8%
Genie Energy Ltd., Class B	212,708	2,952,387
MGE Energy, Inc.	48,001	3,624,076
Oklo, Inc., Class A(a)	145,830	9,753,110
Portland General Electric Co.	361,884	18,137,626
TXNM Energy, Inc.	154,438	9,144,274
		43,611,473
Electrical Equipment — 4.4%
American Superconductor Corp.(a)	106,935	5,447,269
Amprius Technologies, Inc.(a)	17,928	363,580
Atkore, Inc.	81,254	6,728,644
182026 BlackRock Annual Financial Statements and Additional Information

Schedule of Investments  (continued)
May 31, 2026
BlackRock Advantage Small Cap Core Fund
(Percentages shown are based on Net Assets)
Security	Shares	Value
Electrical Equipment (continued)
Bloom Energy Corp., Class A(a)	362,072	$ 103,190,520
EnerSys	132,337	30,168,866
Enovix Corp.(a)(b)	341,087	2,721,874
Eos Energy Enterprises, Inc., Class A(a)(b)	306,719	2,585,641
Fluence Energy, Inc., Class A(a)	12,427	234,622
Forgent Power Solutions, Inc.(a)(b)	124,243	6,791,122
Generac Holdings, Inc.(a)	8,058	2,239,399
Hyliion Holdings Corp.(a)	221,192	1,546,132
Nextpower, Inc., Class A(a)(b)	177,263	27,723,933
NuScale Power Corp., Class A(a)	592,469	7,506,582
Plug Power, Inc.(a)(b)	1,115,036	4,404,392
Sunrun, Inc.(a)	250,064	4,181,070
Thermon Group Holdings, Inc.(a)	39,475	2,413,502
Vicor Corp.(a)	60,683	20,319,096
X-Energy, Inc.(a)	157,912	4,249,412
		232,815,656
Electronic Equipment, Instruments & Components — 5.5%
Advanced Energy Industries, Inc.	140,623	42,493,458
Avnet, Inc.	394,656	34,307,446
Bel Fuse, Inc., Class B, NVS	11,265	3,092,468
Cognex Corp.	158,649	10,447,037
Fabrinet(a)	56,315	36,839,020
Insight Enterprises, Inc.(a)	71,505	7,606,702
IPG Photonics Corp.(a)(b)	57,904	6,631,166
Kimball Electronics, Inc.(a)	40,966	1,062,248
Littelfuse, Inc.	25,218	11,773,528
Methode Electronics, Inc.	201,414	2,324,318
nLight, Inc.(a)	95,252	7,060,078
Novanta, Inc.(a)(b)	25,365	4,041,406
PC Connection, Inc.	164,080	11,418,327
Plexus Corp.(a)	68,574	18,402,519
Sanmina Corp.(a)	140,945	36,607,645
ScanSource, Inc.(a)	90,893	4,205,619
TTM Technologies, Inc.(a)(b)	244,771	42,521,618
Vishay Intertechnology, Inc.	146,528	7,626,782
		288,461,385
Energy Equipment & Services — 2.4%
Archrock, Inc.	548,641	18,373,987
Atlas Energy Solutions, Inc.	148,883	2,484,857
Borr Drilling Ltd.(a)	382,676	1,917,207
Expro Group Holdings NV(a)	91,566	1,352,430
Helix Energy Solutions Group, Inc.(a)	232,492	2,173,800
Helmerich & Payne, Inc.	18,280	697,382
Kodiak Gas Services, Inc.	49,840	3,331,804
Liberty Energy, Inc., Class A	232,893	6,814,449
Nabors Industries Ltd.(a)	31,109	2,881,627
National Energy Services Reunited Corp.(a)	58,835	1,432,632
Oceaneering International, Inc.(a)	291,085	11,128,180
Oil States International, Inc.(a)	470,759	4,001,451
Patterson-UTI Energy, Inc.	1,980,440	22,200,732
ProPetro Holding Corp.(a)	438,590	6,692,883
Tidewater, Inc.(a)	73,727	5,418,197
Transocean Ltd.(a)	2,754,651	17,051,290
Valaris Ltd.(a)	83,677	7,751,001
Weatherford International PLC	102,989	10,673,780
		126,377,689
Entertainment — 0.2%
AMC Entertainment Holdings, Inc., Class A(a)	1,145,657	1,981,987
Cinemark Holdings, Inc.	103,515	2,898,420
Eros Media World PLC, Class A(a)	23,977	2
Security	Shares	Value
Entertainment (continued)
Marcus Corp. (The)	119,940	$ 2,268,066
Roku, Inc., Class A(a)	21,096	2,746,277
		9,894,752
Financial Services — 0.8%
Banco Latinoamericano de Comercio Exterior SA, Class E	144,434	8,065,195
Chime Financial, Inc., Class A(a)	338,768	6,301,085
NMI Holdings, Inc., Class A(a)	320,958	11,522,392
Pagseguro Digital Ltd., Class A	342,705	3,204,292
Remitly Global, Inc.(a)	238,411	4,772,988
Repay Holdings Corp., Class A(a)	275,802	1,070,112
StoneCo Ltd., Class A	78,367	897,302
Velocity Financial, Inc.(a)	245,820	4,301,850
Walker & Dunlop, Inc.	31,401	1,576,016
		41,711,232
Food Products — 0.1%
Marzetti Co. (The)	20,301	2,272,494
Vital Farms, Inc.(a)	132,890	1,330,229
		3,602,723
Gas Utilities — 1.2%
Brookfield Infrastructure Corp., Class A	284,455	11,813,416
New Jersey Resources Corp.	370,984	20,496,866
ONE Gas, Inc.	143,513	11,156,701
Southwest Gas Holdings, Inc.	243,797	21,017,739
		64,484,722
Ground Transportation — 0.4%
Covenant Logistics Group, Inc., Class A	252,270	10,015,119
Knight-Swift Transportation Holdings, Inc.	24,308	1,838,414
Marten Transport Ltd.	79,873	1,377,010
Werner Enterprises, Inc.	239,278	9,932,430
		23,162,973
Health Care Equipment & Supplies — 1.2%
Alphatec Holdings, Inc.(a)	186,700	1,446,925
AngioDynamics, Inc.(a)	224,372	2,575,791
Cerus Corp.(a)	1,524,439	4,634,295
Delcath Systems, Inc.(a)	100,899	1,087,691
Enovis Corp.(a)	118,800	2,694,384
Glaukos Corp.(a)	96,614	9,985,057
Inspire Medical Systems, Inc.(a)	16,195	669,825
iRadimed Corp.	55,537	5,034,984
IRhythm Holdings, Inc.(a)	58,581	6,672,376
NeuroPace, Inc.(a)	227,093	3,756,118
Novocure Ltd.(a)	540,811	9,215,420
Omnicell, Inc.(a)	94,515	4,171,892
OraSure Technologies, Inc.(a)	446,639	1,920,548
Procept Biorobotics Corp.(a)	35,918	945,721
RxSight, Inc.(a)	274,343	1,462,248
SI-BONE, Inc.(a)	80,266	1,131,751
Strive, Inc., Class A(a)	25,930	458,183
Tandem Diabetes Care, Inc.(a)	94,016	1,617,075
TransMedics Group, Inc.(a)	59,957	4,029,110
Varex Imaging Corp.(a)	184,297	1,885,358
		65,394,752
Health Care Providers & Services — 3.9%
Addus HomeCare Corp.(a)	140,611	12,891,216
agilon health, Inc.(a)	50,069	4,620,367
AMN Healthcare Services, Inc.(a)	141,177	4,089,898
Aveanna Healthcare Holdings, Inc.(a)	400,292	2,870,094
Castle Biosciences, Inc.(a)	151,572	3,195,138
Chemed Corp.	20,486	8,735,435
Schedules of Investments
19

Schedule of Investments  (continued)
May 31, 2026
BlackRock Advantage Small Cap Core Fund
(Percentages shown are based on Net Assets)
Security	Shares	Value
Health Care Providers & Services (continued)
Clover Health Investments Corp., Class A(a)	374,073	$ 1,488,811
CorVel Corp.(a)	83,600	5,162,300
Cross Country Healthcare, Inc.(a)	48,640	636,698
Encompass Health Corp.	205,363	21,737,674
Ensign Group, Inc. (The)	98,550	16,521,907
Fulgent Genetics, Inc.(a)	306,170	5,553,924
GeneDx Holdings Corp., Class A(a)	22,200	1,154,178
Guardant Health, Inc.(a)	188,189	24,406,231
HealthEquity, Inc.(a)	95,272	8,382,983
Henry Schein, Inc.(a)	86,971	6,660,239
Hims & Hers Health, Inc., Class A(a)(b)	372,970	9,753,165
Hinge Health, Inc., Class A(a)	147,775	8,306,433
LifeStance Health Group, Inc.(a)	1,522,519	11,738,621
Molina Healthcare, Inc.(a)	12,186	2,115,490
NeoGenomics, Inc.(a)	92,138	969,292
Option Care Health, Inc.(a)	320,975	6,698,748
PACS Group, Inc.(a)	117,770	4,316,270
Pediatrix Medical Group, Inc.(a)	265,442	5,717,621
Privia Health Group, Inc.(a)	573,483	12,335,619
Progyny, Inc.(a)	44,110	1,127,452
RadNet, Inc.(a)	105,001	5,830,706
Select Medical Holdings Corp.	163,339	2,695,094
Universal Health Services, Inc., Class B	21,483	3,138,881
Viemed Healthcare, Inc.(a)	485,288	4,775,234
		207,625,719
Health Care REITs — 0.6%
Alexandria Real Estate Equities, Inc.	460,790	22,892,047
Diversified Healthcare Trust	592,700	4,931,264
Janus Living, Inc., Class A(a)	67,713	1,812,677
		29,635,988
Health Care Technology — 0.2%
Doximity, Inc., Class A(a)	60,262	1,289,607
Evolent Health, Inc., Class A(a)	793,025	3,132,449
Phreesia, Inc.(a)	323,905	3,193,703
Schrodinger, Inc.(a)	293,460	4,460,592
		12,076,351
Hotel & Resort REITs — 0.9%
Braemar Hotels & Resorts, Inc.	1,808,921	4,449,946
Chatham Lodging Trust	1,151,711	12,496,064
DiamondRock Hospitality Co.	280,104	3,078,343
Host Hotels & Resorts, Inc.	513,559	11,801,586
RLJ Lodging Trust	1,338,472	13,023,332
		44,849,271
Hotels, Restaurants & Leisure — 0.6%
Accel Entertainment, Inc., Class A(a)	192,599	2,290,002
Aramark	145,124	7,746,719
Brinker International, Inc.(a)	39,045	5,559,227
El Pollo Loco Holdings, Inc.(a)	75,502	1,122,715
Genius Sports Ltd.(a)	510,156	2,989,514
Rush Street Interactive, Inc., Class A(a)	325,922	8,258,864
Travel + Leisure Co.	57,612	3,917,616
		31,884,657
Household Durables — 1.0%
Century Communities, Inc.	170,410	9,001,056
Champion Homes, Inc.(a)	54,841	4,037,943
Installed Building Products, Inc.	60,768	12,760,065
Leggett & Platt, Inc.	203,071	2,085,539
LGI Homes, Inc.(a)	38,913	1,860,430
M/I Homes, Inc.(a)	136,448	17,959,286
Security	Shares	Value
Household Durables (continued)
Meritage Homes Corp.	40,837	$ 2,664,206
Newell Brands, Inc.	715,129	2,431,439
		52,799,964
Household Products — 0.1%
Central Garden & Pet Co., Class A, NVS(a)	158,531	5,410,663
Independent Power and Renewable Electricity Producers — 0.0%
Fervo Energy Co., Class A(a)	63,508	2,328,203
Spruce Power Holding Corp.(a)	110	317
		2,328,520
Industrial Conglomerates — 0.2%
Brookfield Business Corp., Class A	259,634	8,523,784
Industrial REITs — 0.0%
Americold Realty Trust, Inc.	47,654	747,691
Insurance — 2.2%
American Financial Group, Inc.	69,717	9,049,267
AMERISAFE, Inc.	133,819	4,101,552
CNO Financial Group, Inc.	141,222	6,491,975
Donegal Group, Inc., Class A	97,465	1,653,981
F&G Annuities & Life, Inc.	184,045	5,101,727
Genworth Financial, Inc., Class A(a)	477,518	4,087,554
Hanover Insurance Group, Inc. (The)	26,444	4,923,873
HCI Group, Inc.	44,760	6,896,173
Heritage Insurance Holdings, Inc.(a)	62,144	1,347,282
Lemonade, Inc.(a)	117,257	6,800,906
Mercury General Corp.	93,125	9,129,044
Octave Specialty Group, Inc.(a)	212,173	1,162,708
Oscar Health, Inc., Class A(a)	697,100	15,496,533
Palomar Holdings, Inc.(a)	122,451	13,107,155
Root, Inc., Class A(a)	28,795	1,499,068
Selectquote, Inc.(a)(b)	554,813	554,813
Skyward Specialty Insurance Group, Inc.(a)	114,872	5,068,153
Slide Insurance Holdings, Inc.(a)	79,514	1,433,637
Stewart Information Services Corp.	146,041	9,489,744
United Fire Group, Inc.	63,429	2,811,808
Universal Insurance Holdings, Inc.	157,668	5,836,869
		116,043,822
Interactive Media & Services — 0.7%
Angi, Inc., Class A(a)	323,129	1,893,536
EverQuote, Inc., Class A(a)	402,023	7,734,923
fuboTV, Inc., Class A(a)(b)	180,735	1,823,616
Grindr, Inc.(a)	223,429	2,792,863
MediaAlpha, Inc., Class A(a)	372,399	3,314,351
Nextdoor Holdings, Inc., Class A(a)	511,672	1,079,628
QuinStreet, Inc.(a)	622,824	7,797,756
Shutterstock, Inc.	130,171	1,938,246
Snap, Inc., Class A, NVS(a)	551,116	3,146,872
ZipRecruiter, Inc., Class A(a)	838,687	2,717,346
		34,239,137
IT Services — 0.6%
Applied Digital Corp.(a)	296,555	14,021,121
BigBear.ai Holdings, Inc.(a)	406,831	2,050,428
DigitalOcean Holdings, Inc.(a)	53,153	8,289,210
Fastly, Inc., Class A(a)	135,508	2,407,300
Grid Dynamics Holdings, Inc., Class A(a)	250,425	1,803,060
TSS, Inc.(a)	102,023	1,681,339
		30,252,458
Leisure Products — 0.2%
Brunswick Corp.	89,396	7,487,809
202026 BlackRock Annual Financial Statements and Additional Information

Schedule of Investments  (continued)
May 31, 2026
BlackRock Advantage Small Cap Core Fund
(Percentages shown are based on Net Assets)
Security	Shares	Value
Leisure Products (continued)
Peloton Interactive, Inc., Class A(a)(b)	389,536	$ 2,493,030
Polaris, Inc.	15,001	1,058,621
		11,039,460
Life Sciences Tools & Services — 0.5%
AbCellera Biologics, Inc.(a)(b)	339,622	2,095,468
Adaptive Biotechnologies Corp.(a)	394,284	5,973,402
Azenta, Inc.(a)	154,270	3,529,698
CryoPort, Inc.(a)	103,814	1,628,842
Harvard Bioscience, Inc.(a)	30	176
Pacific Biosciences of California, Inc.(a)	2,088,495	3,111,857
Personalis, Inc.(a)(b)	359,792	4,101,629
Seer, Inc., Class A(a)	303,882	568,259
Tempus AI, Inc., Class A(a)(b)	91,957	4,641,070
		25,650,401
Machinery — 3.1%
3D Systems Corp.(a)	491,691	1,755,337
Aebi Schmidt Holding AG	179,541	2,240,672
Allison Transmission Holdings, Inc.	3,484	395,538
Atmus Filtration Technologies, Inc.	204,639	9,573,012
Blue Bird Corp.(a)	58,553	3,968,137
CECO Environmental Corp.(a)(b)	43,834	3,276,591
Chart Industries, Inc.(a)	44,870	9,324,883
Crane Co.	82,201	15,042,783
Donaldson Co., Inc.	82,013	6,714,404
Energy Recovery, Inc.(a)	409,992	3,349,635
Enpro, Inc.	18,879	5,795,664
ESCO Technologies, Inc.	40,900	11,938,710
Federal Signal Corp.	131,260	14,005,442
Franklin Electric Co., Inc.	69,877	6,874,499
Greenbrier Cos., Inc. (The)	30,007	1,413,630
Kennametal, Inc.	253,305	8,308,404
Manitowoc Co., Inc. (The)(a)	410,678	4,858,321
Mueller Industries, Inc.	118,251	15,207,079
Mueller Water Products, Inc., Class A	132,213	3,333,090
Proto Labs, Inc.(a)	3,963	300,237
Richtech Robotics, Inc., Class B(a)	378,714	1,143,716
SPX Technologies, Inc.(a)	60,163	13,034,916
Terex Corp.	20,787	1,209,388
Trinity Industries, Inc.	188,406	6,111,891
Watts Water Technologies, Inc., Class A	16,737	5,171,398
Worthington Enterprises, Inc.	124,811	7,085,520
		161,432,897
Marine Transportation — 1.0%
Costamare, Inc.	63,966	983,797
Genco Shipping & Trading Ltd.	416,480	10,020,509
Kirby Corp.(a)	125,271	17,611,850
Matson, Inc.	135,707	24,603,679
		53,219,835
Media — 0.8%
EchoStar Corp., Class A(a)(b)	186,885	24,143,673
Entravision Communications Corp., Class A	286,371	2,600,249
Gray Media, Inc.	162,584	651,962
Magnite, Inc.(a)	267,915	3,839,222
Townsquare Media, Inc., Class A	77	508
Trade Desk, Inc. (The), Class A(a)	125,473	2,705,198
Versant Media Group, Inc.	156,168	6,737,087
		40,677,899
Metals & Mining — 3.7%
Alpha Metallurgical Resources, Inc.(a)(b)	58,568	11,653,275
Caledonia Mining Corp. PLC	29,832	708,808
Security	Shares	Value
Metals & Mining (continued)
Century Aluminum Co.(a)	184,677	$ 12,183,142
Cleveland-Cliffs, Inc.(a)	913,783	12,427,449
Coeur Mining, Inc.	1,294,417	25,008,136
Commercial Metals Co.	137,505	10,457,255
Compass Minerals International, Inc.(a)	49,652	1,584,892
Constellium SE, Class A(a)	747,529	25,610,344
Elevra Lithium Ltd., ADR(a)	1	93
Hecla Mining Co.	920,389	16,355,313
Kaiser Aluminum Corp.	120,570	21,948,563
Materion Corp.	52,626	11,579,825
MP Materials Corp., Class A(a)	10,932	707,300
Novagold Resources, Inc.(a)	532,936	4,567,261
Perpetua Resources Corp.(a)	29,508	798,782
Ramaco Resources, Inc., Class A(a)	240,259	3,750,443
Ryerson Holding Corp.	435,675	12,460,305
SSR Mining, Inc.(a)	143,109	4,467,863
SunCoke Energy, Inc.	800,341	7,211,072
USA Rare Earth, Inc., Class A(a)	130,144	3,645,333
Warrior Met Coal, Inc.	84,069	7,947,883
		195,073,337
Mortgage Real Estate Investment Trusts (REITs) — 0.0%
Ready Capital Corp.	440,437	783,978
TPG RE Finance Trust, Inc.	164,321	1,380,296
		2,164,274
Multi-Utilities — 0.7%
Avista Corp.	465,633	19,309,800
Black Hills Corp.	195,001	14,199,973
Northwestern Energy Group, Inc.	70,226	4,958,658
Unitil Corp.	15,737	787,322
		39,255,753
Office REITs — 0.4%
Brandywine Realty Trust	2,058,881	6,382,531
COPT Defense Properties	184,918	5,928,471
Hudson Pacific Properties, Inc.(a)	548,480	6,570,791
		18,881,793
Oil, Gas & Consumable Fuels — 3.6%
Ardmore Shipping Corp.	420,647	6,764,004
California Resources Corp.	44,016	2,609,709
Centrus Energy Corp., Class A(a)(b)	10,953	1,998,594
Chord Energy Corp.	128,738	16,976,680
CNX Resources Corp.(a)	80,292	2,705,037
Crescent Energy Co., Class A	345,085	3,989,182
CVR Energy, Inc.	28,153	935,243
Delek U.S. Holdings, Inc.	111,022	4,941,589
DHT Holdings, Inc.	649,320	10,596,902
Dorian LPG Ltd.	77,544	3,118,820
Energy Fuels, Inc.(a)(b)	370,044	6,742,202
Evolution Petroleum Corp.	192,624	816,726
Golar LNG Ltd.	54,164	2,694,659
Green Plains, Inc.(a)	115,884	1,815,902
HF Sinclair Corp.	31,388	2,193,707
International Seaways, Inc.	88,420	6,825,140
Magnolia Oil & Gas Corp., Class A	837,164	22,904,807
Matador Resources Co.	15,288	819,437
Murphy Oil Corp.	284,614	10,300,181
New Fortress Energy, Inc., Class A(a)(b)	879,244	493,080
Northern Oil & Gas, Inc.	145,838	3,174,893
Par Pacific Holdings, Inc.(a)	121,029	6,796,989
PBF Energy, Inc., Class A	269,571	10,971,540
Peabody Energy Corp.	8,767	237,147
Plains GP Holdings LP, Class A	70,295	1,711,683
Schedules of Investments
21

Schedule of Investments  (continued)
May 31, 2026
BlackRock Advantage Small Cap Core Fund
(Percentages shown are based on Net Assets)
Security	Shares	Value
Oil, Gas & Consumable Fuels (continued)
REX American Resources Corp.(a)	120,737	$ 5,645,662
Scorpio Tankers, Inc.	262,479	19,557,310
SM Energy Co.	383,494	11,777,101
SunocoCorp LLC	38,233	2,498,144
Teekay Corp. Ltd.	447,556	5,133,467
Uranium Energy Corp.(a)(b)	586,110	8,070,735
World Kinect Corp.	88,922	2,561,843
		188,378,115
Passenger Airlines — 0.7%
Alaska Air Group, Inc.(a)	249,681	11,490,320
Joby Aviation, Inc., Class A(a)(b)	522,244	6,214,703
SkyWest, Inc.(a)	210,554	18,033,950
		35,738,973
Pharmaceuticals — 1.7%
Amylyx Pharmaceuticals, Inc.(a)	307,235	4,408,822
Arvinas, Inc.(a)	529,728	4,756,958
Atea Pharmaceuticals, Inc.(a)	613,370	2,864,438
Axsome Therapeutics, Inc.(a)	42,783	10,031,758
Collegium Pharmaceutical, Inc.(a)	133,637	4,491,540
Corcept Therapeutics, Inc.(a)(b)	86,687	6,023,880
Crinetics Pharmaceuticals, Inc.(a)	70,299	2,499,130
Edgewise Therapeutics, Inc.(a)	41,699	1,424,438
EyePoint, Inc.(a)	73,399	996,758
Fulcrum Therapeutics, Inc.(a)	416,770	2,884,048
Harmony Biosciences Holdings, Inc.(a)	164,102	5,183,982
Nektar Therapeutics(a)	10,406	675,141
Nuvation Bio, Inc., Class A(a)(b)	811,680	3,879,830
Ocular Therapeutix, Inc.(a)	843,005	7,595,475
Pacira BioSciences, Inc.(a)	159,711	3,708,489
Rafael Holdings, Inc., Class B(a)	220	301
Supernus Pharmaceuticals, Inc.(a)	60,052	2,773,201
Tarsus Pharmaceuticals, Inc.(a)	67,899	4,033,201
Theravance Biopharma, Inc.(a)	156,815	2,518,449
Trevi Therapeutics, Inc.(a)	545,836	7,718,121
Wave Life Sciences Ltd.(a)	1,298,226	8,542,327
Xeris Biopharma Holdings, Inc.(a)	179,119	1,103,373
		88,113,660
Professional Services — 1.7%
BlackSky Technology, Inc., Class A(a)	66,161	3,206,824
CBIZ, Inc.(a)	92,514	3,071,465
Conduent, Inc.(a)	555,725	961,404
CRA International, Inc.	12,109	1,680,124
ExlService Holdings, Inc.(a)	944,611	27,422,057
Franklin Covey Co.(a)	73,981	1,754,829
Genpact Ltd.	18,340	604,303
IBEX Holdings Ltd.(a)	58,855	1,862,172
ICF International, Inc.	63,813	4,392,887
Innodata, Inc.(a)	3,442	361,341
KBR, Inc.	282,860	9,885,957
Kelly Services, Inc., Class A, NVS	110,419	1,283,069
Kforce, Inc.	29,871	1,403,638
ManpowerGroup, Inc.	29,625	937,039
Maximus, Inc.	4,533	280,729
Planet Labs PBC, Class A(a)	512,267	26,197,334
ShiftPixy, Inc.(a)(c)	1	—
TriNet Group, Inc.	19,501	890,806
Verra Mobility Corp., Class A(a)	191,982	865,839
Willdan Group, Inc.(a)	37,706	3,425,213
		90,487,030
Real Estate Management & Development — 0.4%
Compass, Inc., Class A(a)	691,631	5,692,123
Security	Shares	Value
Real Estate Management & Development (continued)
FRP Holdings, Inc.(a)	51,352	$ 1,186,745
Kennedy-Wilson Holdings, Inc.	185,150	2,038,502
Marcus & Millichap, Inc.	42,875	1,210,790
RMR Group, Inc. (The), Class A	140,298	2,798,945
St. Joe Co. (The)	110,989	7,062,230
		19,989,335
Residential REITs — 0.0%
Bluerock Homes Trust, Inc., Class A	77	767
NexPoint Residential Trust, Inc.	75,631	2,197,837
		2,198,604
Retail REITs — 0.9%
Agree Realty Corp.	334,689	24,817,189
CBL & Associates Properties, Inc.	5,990	288,059
Federal Realty Investment Trust	61,426	7,348,393
FrontView REIT, Inc.	204,258	3,623,537
NETSTREIT Corp.	217,043	4,397,291
NNN REIT, Inc.	213,300	9,493,983
		49,968,452
Semiconductors & Semiconductor Equipment — 6.3%
ACM Research, Inc., Class A(a)	68,108	5,895,428
Aehr Test Systems(a)	50,967	4,705,783
Alpha & Omega Semiconductor Ltd.(a)	41,315	1,873,635
Ambarella, Inc.(a)	121,034	8,736,234
Ambiq Micro, Inc.(a)	31,661	2,522,115
Amkor Technology, Inc.	270,442	18,811,946
Axcelis Technologies, Inc.(a)(b)	29,918	4,499,966
Cirrus Logic, Inc.(a)	84,765	14,405,812
Credo Technology Group Holding Ltd.(a)(b)	280,470	66,199,334
Diodes, Inc.(a)	84,812	8,932,400
FormFactor, Inc.(a)	196,472	24,478,447
Kulicke & Soffa Industries, Inc.	197,284	20,101,267
MaxLinear, Inc.(a)	126,779	11,781,572
Navitas Semiconductor Corp.(a)	297,787	7,921,134
Onto Innovation, Inc.(a)	73,888	19,080,837
Photronics, Inc.(a)(b)	119,598	3,868,995
Power Integrations, Inc.	10,574	888,216
Rambus, Inc.(a)	173,817	25,283,421
Rigetti Computing, Inc.(a)	255,512	6,525,776
Semtech Corp.(a)	146,251	22,309,128
Silicon Laboratories, Inc.(a)	37,961	8,260,314
SiTime Corp.(a)	36,468	25,899,574
Skyworks Solutions, Inc.	257,208	20,023,643
Ultra Clean Holdings, Inc.(a)	12,356	1,057,303
		334,062,280
Software — 4.4%
8x8, Inc.(a)	604,907	1,252,158
Alarm.com Holdings, Inc.(a)	259,045	11,685,520
Amplitude, Inc., Class A(a)	618,905	4,839,837
Arteris, Inc.(a)	51,152	1,838,914
Bit Digital, Inc.(a)	751,688	1,518,410
Box, Inc., Class A(a)	442,431	11,927,940
C3.ai, Inc., Class A(a)(b)	656,909	7,074,910
Cerence, Inc.(a)	227,721	2,928,492
Cipher Digital, Inc.(a)	413,664	9,783,154
Cleanspark, Inc.(a)	315,507	5,770,623
Clearwater Analytics Holdings, Inc., Class A(a)	422,961	10,294,871
Digital Turbine, Inc.(a)	283,566	2,489,709
Domo, Inc., Class B(a)	483,915	2,017,926
D-Wave Quantum, Inc.(a)(b)	427,940	12,898,112
Dynatrace, Inc.(a)	90,826	3,868,279
Figma, Inc., Class A(a)(b)	56,593	1,443,122
222026 BlackRock Annual Financial Statements and Additional Information

Schedule of Investments  (continued)
May 31, 2026
BlackRock Advantage Small Cap Core Fund
(Percentages shown are based on Net Assets)
Security	Shares	Value
Software (continued)
Guidewire Software, Inc.(a)	16,217	$ 2,475,849
Hut 8 Corp.(a)	121,287	15,140,256
InterDigital, Inc.	50,868	12,823,314
LiveRamp Holdings, Inc.(a)	63,706	2,392,797
Manhattan Associates, Inc.(a)	45,599	6,842,130
MARA Holdings, Inc.(a)	291,521	4,192,072
Netskope, Inc., Class A(a)(b)	510,863	6,201,877
Ooma, Inc.(a)	403,658	7,124,564
Pagaya Technologies Ltd., Class A(a)(b)	206,787	3,126,619
Porch Group, Inc.(a)	229,451	2,390,879
Q2 Holdings, Inc.(a)	134,796	6,382,591
Qualys, Inc.(a)	82,142	8,977,299
Rapid7, Inc.(a)	115,540	968,225
RingCentral, Inc., Class A	73,914	3,201,215
Riot Platforms, Inc.(a)	454,110	12,310,922
SoundHound AI, Inc., Class A(a)(b)	168,901	1,520,109
Sprout Social, Inc., Class A(a)	415,640	3,108,987
Tenable Holdings, Inc.(a)	326,103	9,205,888
Terawulf, Inc.(a)(b)	404,720	10,344,643
Thryv Holdings, Inc.(a)	462,795	1,795,645
Varonis Systems, Inc.(a)	214,825	7,336,274
Workiva, Inc., Class A(a)	63,635	3,167,750
Zeta Global Holdings Corp., Class A(a)	394,935	9,040,062
		231,701,944
Specialized REITs — 0.4%
CubeSmart	409,706	16,388,240
EPR Properties	40,139	2,289,930
Safehold, Inc.	83,243	1,246,148
		19,924,318
Specialty Retail — 2.6%
Abercrombie & Fitch Co., Class A(a)	90,985	7,025,862
Advance Auto Parts, Inc.	19,401	1,168,716
American Eagle Outfitters, Inc.	722,567	11,416,559
Boot Barn Holdings, Inc.(a)	110,286	18,734,283
Caleres, Inc.	120,710	1,757,538
Camping World Holdings, Inc., Class A	262,471	1,923,912
CONN’S, Inc. ESCROW(a)(b)(c)	224,237	2
Five Below, Inc.(a)	10,694	2,431,388
Gap, Inc. (The)	127,245	2,691,232
Group 1 Automotive, Inc.	43,580	13,786,097
Haverty Furniture Cos., Inc.	104,886	2,432,306
Lands’ End, Inc.(a)	71,569	840,936
Lithia Motors, Inc., Class A	24,771	7,205,636
Lulu’s Fashion Lounge Holdings, Inc.(a)	11	102
Monro, Inc.	100,597	1,654,821
Murphy U.S.A., Inc.	5,485	2,775,574
Penske Automotive Group, Inc.	12,795	2,141,499
Petco Health & Wellness Co., Inc.(a)	302,193	909,601
RealReal, Inc. (The)(a)	508,876	4,905,565
Revolve Group, Inc., Class A(a)	344,516	6,752,514
Signet Jewelers Ltd.	21,425	1,872,331
Sonic Automotive, Inc., Class A	82,559	6,821,025
Stitch Fix, Inc., Class A(a)	882,746	3,142,576
ThredUp, Inc., Class A(a)	763,963	3,552,428
Upbound Group, Inc.	120,340	2,311,731
Urban Outfitters, Inc.(a)	203,868	14,811,010
Victoria’s Secret & Co.(a)	112,016	6,160,880
Winmark Corp.	8,315	3,147,809
Zumiez, Inc.(a)	238,490	5,874,009
		138,247,942
Security	Shares	Value
Technology Hardware, Storage & Peripherals — 0.7%
IonQ, Inc.(a)	448,501	$ 32,323,467
Quantum Computing, Inc.(a)(b)	162,994	1,949,408
		34,272,875
Textiles, Apparel & Luxury Goods — 0.2%
G-III Apparel Group Ltd.	287,899	9,307,775
Tobacco — 0.1%
Turning Point Brands, Inc.	40,128	3,408,071
Trading Companies & Distributors — 1.3%
Applied Industrial Technologies, Inc.	59,314	18,020,186
BlueLinx Holdings, Inc.(a)	56,330	2,928,597
Boise Cascade Co.	163,822	11,421,670
DNOW, Inc.(a)	445,220	5,694,364
GATX Corp.	9,509	1,607,782
Global Industrial Co.	25,792	784,077
Herc Holdings, Inc.	57,228	7,611,324
McGrath RentCorp	29,953	3,264,577
Rush Enterprises, Inc., Class A	176,324	12,224,543
Xometry, Inc., Class A(a)(b)	66,781	6,363,561
		69,920,681
Water Utilities — 0.0%
American States Water Co.	15,101	1,166,854
Wireless Telecommunication Services — 0.0%
Spok Holdings, Inc.	67,181	711,447
Total Common Stocks — 98.7% (Cost: $3,852,609,390)		5,199,563,930
Rights
Biotechnology — 0.0%
Akero Therapeutics, Inc., CVR(a)(c)	102,638	67,741
Albireo Pharma Inc., CVR(a)(b)(c)	28,456	105,003
Blueprint Medicines Corp., CVR(a)(c)	92,408	91,484
Chinook Therapeutics, Inc., CVR(a)(c)	35,990	6,118
Flexion Therapeutics, Inc., CVR(a)(c)	73,745	11,799
Poseida Therapeutics, Inc., CVR(a)(c)	104,999	153,299
		435,444
Health Care Providers & Services — 0.0%
Surface Oncology, Inc., CVR(a)	58,721	5,515
Paper & Forest Products — 0.0%
Resolute Forest Products, Inc., CVR(a)(c)	72,036	48,984
Total Rights — 0.0% (Cost: $ —)		489,943
Total Long-Term Investments — 98.7% (Cost: $3,852,609,390)		5,200,053,873
Schedules of Investments
23

Schedule of Investments  (continued)
May 31, 2026
BlackRock Advantage Small Cap Core Fund
(Percentages shown are based on Net Assets)
Security	Shares	Value
Short-Term Securities
Money Market Funds — 4.5%
BlackRock Cash Funds: Institutional, SL Agency Shares, 3.76%(d)(e)(f)	183,483,950	$ 183,538,995
BlackRock Liquidity Funds, T-Fund, Institutional Shares, 3.51%(d)(e)	54,604,684	54,604,684
Total Short-Term Securities — 4.5% (Cost: $238,138,529)		238,143,679
Total Investments — 103.2% (Cost: $4,090,747,919)		5,438,197,552
Liabilities in Excess of Other Assets — (3.2)%		(170,720,424)
Net Assets — 100.0%		$ 5,267,477,128

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(d)	Affiliate of the Fund.
(e)	Annualized 7-day yield as of period end.
(f)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the year ended May 31, 2026 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 05/31/25	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 05/31/26	Shares Held at 05/31/26	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$ 126,834,392	$ 56,723,813 (a)	$ —	$ (14,839)	$ (4,371)	$ 183,538,995	183,483,950	$ 1,417,515 (b)	$ —
BlackRock Liquidity Funds, T-Fund, Institutional Shares	41,068,103	13,536,581 (a)	—	—	—	54,604,684	54,604,684	1,643,759	—
				$ (14,839)	$ (4,371)	$ 238,143,679		$ 3,061,274	$ —

(a)	Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.

For purposes of this report, industry and sector sub-classifications may differ from those utilized by the Fund for compliance purposes.
Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
Russell 2000 E-Mini Index	414	06/18/26	$ 60,533	$ 2,641,218
242026 BlackRock Annual Financial Statements and Additional Information

Schedule of Investments  (continued)
May 31, 2026
BlackRock Advantage Small Cap Core Fund
Derivative Financial Instruments Categorized by Risk Exposure
As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Assets — Derivative Financial Instruments
Futures contracts
Unrealized appreciation on futures contracts(a)	$ —	$ —	$ 2,641,218	$ —	$ —	$ —	$ 2,641,218

(a)
Net cumulative unrealized appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, are reported in the Schedule of Investments. In the Statements of Assets
and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).

For the period ended May 31, 2026, the effect of derivative financial instruments in the Statements of Operations was as follows:
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Net Realized Gain (Loss) from:
Futures contracts	$ —	$ —	$ 14,408,969	$ —	$ —	$ —	$ 14,408,969
Net Change in Unrealized Appreciation (Depreciation) on:
Futures contracts	$ —	$ —	$ 2,378,288	$ —	$ —	$ —	$ 2,378,288
Average Quarterly Balances of Outstanding Derivative Financial Instruments
Futures contracts:
Average notional value of contracts — long	$ 57,261,373

For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks	$ 5,199,563,928	$ —	$ 2	$ 5,199,563,930
Rights	—	5,515	484,428	489,943
Short-Term Securities
Money Market Funds	238,143,679	—	—	238,143,679
	$ 5,437,707,607	$ 5,515	$ 484,430	$ 5,438,197,552
Derivative Financial Instruments(a)
Assets
Equity Contracts	$ 2,641,218	$ —	$ —	$ 2,641,218

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.
See notes to financial statements.
Schedules of Investments
25

Schedule of Investments
May 31, 2026
BlackRock Advantage Large Cap Core Fund
(Percentages shown are based on Net Assets)

Security	Shares	Value
Common Stocks
Aerospace & Defense — 2.8%
General Electric Co.	86,082	$ 27,869,908
Lockheed Martin Corp.	67,151	35,620,248
RTX Corp.	258,093	46,368,989
		109,859,145
Automobile Components — 0.7%
BorgWarner, Inc.	370,870	26,635,883
Automobiles — 1.6%
Tesla, Inc.(a)	145,104	63,234,872
Banks — 4.5%
Bank of America Corp.	1,321,766	68,203,126
Citigroup, Inc.	96,340	12,129,206
JPMorgan Chase & Co.	247,446	74,063,062
Wells Fargo & Co.	290,551	22,529,324
		176,924,718
Biotechnology — 2.3%
AbbVie, Inc.	149,463	32,541,084
Natera, Inc.(a)	63,868	14,266,195
Regeneron Pharmaceuticals, Inc.	30,711	18,880,509
Vertex Pharmaceuticals, Inc.(a)	50,924	22,790,527
		88,478,315
Broadline Retail — 4.5%
Amazon.com, Inc.(a)	642,232	173,813,669
Building Products — 0.5%
Trane Technologies PLC	40,830	18,426,579
Capital Markets — 3.7%
Charles Schwab Corp. (The)	368,763	32,211,448
CME Group, Inc., Class A	68,761	18,808,884
Intercontinental Exchange, Inc.	153,977	22,765,500
Morgan Stanley	343,136	71,372,288
		145,158,120
Commercial Services & Supplies — 0.5%
Cintas Corp.	118,977	20,376,001
Communications Equipment — 1.7%
Cisco Systems, Inc.	235,897	28,406,717
Lumentum Holdings, Inc.(a)	17,118	14,635,205
Motorola Solutions, Inc.	58,584	23,625,756
		66,667,678
Construction & Engineering — 0.7%
Comfort Systems U.S.A., Inc.	6,591	12,049,732
MasTec, Inc.(a)	39,260	14,854,806
		26,904,538
Consumer Staples Distribution & Retail — 1.8%
Costco Wholesale Corp.	57,144	54,647,950
Walmart, Inc.	133,810	15,488,508
		70,136,458
Containers & Packaging — 0.5%
International Paper Co.	628,442	21,033,954
Diversified Telecommunication Services — 0.6%
Comcast Corp., Class A	953,301	23,708,596
Electric Utilities — 0.4%
Portland General Electric Co.	327,014	16,389,942
Electrical Equipment — 0.4%
AMETEK, Inc.	67,320	15,204,222
Security	Shares	Value
Electronic Equipment, Instruments & Components — 0.8%
Amphenol Corp., Class A	207,094	$ 30,807,303
Entertainment — 0.5%
Spotify Technology SA(a)	37,828	18,826,239
Financial Services — 2.8%
Berkshire Hathaway, Inc., Class B(a)	118,389	56,173,213
Mastercard, Inc., Class A	34,801	17,190,998
Visa, Inc., Class A	114,791	37,463,191
		110,827,402
Health Care Equipment & Supplies — 1.5%
Abbott Laboratories	488,222	41,791,803
Boston Scientific Corp.(a)	356,035	17,200,051
		58,991,854
Health Care Providers & Services — 1.7%
Cardinal Health, Inc.	156,905	30,878,904
UnitedHealth Group, Inc.	94,822	36,061,755
		66,940,659
Hotel & Resort REITs — 0.0%
RLJ Lodging Trust	51	496
Hotels, Restaurants & Leisure — 2.0%
Booking Holdings, Inc.	231,552	38,768,751
Chipotle Mexican Grill, Inc.(a)	1,225,832	39,055,008
		77,823,759
Household Durables — 1.0%
Garmin Ltd.	61,063	14,283,857
Toll Brothers, Inc.	165,067	22,868,382
		37,152,239
Household Products — 1.7%
Procter & Gamble Co. (The)	453,657	65,126,999
Industrial Conglomerates — 1.6%
3M Co.	396,770	60,757,390
Insurance — 0.9%
Travelers Cos., Inc. (The)	114,974	33,559,761
Interactive Media & Services — 8.1%
Alphabet, Inc., Class A	354,303	134,755,603
Alphabet, Inc., Class C, NVS	260,001	97,872,176
Meta Platforms, Inc., Class A	130,996	82,856,280
		315,484,059
Machinery — 2.7%
Caterpillar, Inc.	52,185	45,707,276
Mueller Industries, Inc.	101,175	13,011,105
Parker-Hannifin Corp.	55,608	46,968,185
		105,686,566
Media — 0.3%
Trade Desk, Inc. (The), Class A(a)	526,128	11,343,320
Metals & Mining — 1.3%
Alcoa Corp.	199,881	15,518,761
Freeport-McMoRan, Inc.	541,582	35,587,353
		51,106,114
Oil, Gas & Consumable Fuels — 4.3%
Chevron Corp.	348,302	63,551,183
Exxon Mobil Corp.	362,774	52,696,551
Phillips 66	300,098	52,781,236
		169,028,970
Pharmaceuticals — 3.3%
Bristol-Myers Squibb Co.	757,464	43,311,792
262026 BlackRock Annual Financial Statements and Additional Information

Schedule of Investments  (continued)
May 31, 2026
BlackRock Advantage Large Cap Core Fund
(Percentages shown are based on Net Assets)
Security	Shares	Value
Pharmaceuticals (continued)
Eli Lilly & Co.	40,372	$ 44,611,060
Pfizer, Inc.	1,611,491	42,188,834
		130,111,686
Retail REITs — 0.3%
Simon Property Group, Inc.	62,774	12,863,020
Semiconductors & Semiconductor Equipment — 19.0%
Advanced Micro Devices, Inc.(a)	105,186	54,286,495
Applied Materials, Inc.	146,481	65,925,239
Broadcom, Inc.	307,489	137,376,860
Cerebras Systems, Inc., Class A(a)(b)	7,088	1,679,785
Intel Corp.(a)	255,949	29,352,231
Lam Research Corp.	183,270	58,312,849
Micron Technology, Inc.	84,704	82,247,584
NVIDIA Corp.	1,387,368	292,928,879
QUALCOMM, Inc.	67,135	16,852,228
		738,962,150
Software — 7.9%
Atlassian Corp., Class A(a)	138,282	14,880,526
Check Point Software Technologies Ltd.(a)	90,978	12,286,579
Elastic NV(a)	205,149	13,273,140
Microsoft Corp.	446,655	201,101,947
Palantir Technologies, Inc., Class A(a)	225,148	35,244,668
Salesforce, Inc.	58,005	11,084,756
ServiceNow, Inc.(a)	164,209	20,422,673
		308,294,289
Specialty Retail — 1.3%
Lithia Motors, Inc., Class A	44,429	12,923,952
TJX Cos., Inc. (The)	237,002	36,676,059
		49,600,011
Technology Hardware, Storage & Peripherals — 8.0%
Apple Inc.	876,888	273,641,669
Sandisk Corp.(a)	11,937	20,232,976
Western Digital Corp.	33,651	17,875,748
		311,750,393
Wireless Telecommunication Services — 0.6%
T-Mobile U.S., Inc.	117,907	22,111,100
Total Common Stocks — 98.8% (Cost: $2,203,485,822)		3,850,108,469
Security	Shares	Value
Preferred Securities
Preferred Stocks — 0.3%
Software — 0.3%
Anthropic PBC, Series H, (Acquired 05/28/26, cost $9,376,442)(a)(c)(d)	15,919	$ 9,376,442
Total Long-Term Investments — 99.1% (Cost: $2,212,862,264)		3,859,484,911
Short-Term Securities
Money Market Funds — 0.7%
BlackRock Cash Funds: Institutional, SL Agency Shares, 3.76%(e)(f)(g)	1,736,180	1,736,701
BlackRock Liquidity Funds, T-Fund, Institutional Shares, 3.51%(e)(f)	27,532,454	27,532,454
Total Short-Term Securities — 0.7% (Cost: $29,269,155)		29,269,155
Total Investments — 99.8% (Cost: $2,242,131,419)		3,888,754,066
Other Assets Less Liabilities — 0.2%		6,837,069
Net Assets — 100.0%		$ 3,895,591,135

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(d)
Restricted security as to resale, excluding 144A securities. The Fund held restricted securities with a current value of $9,376,442, representing 0.2% of its net assets as of period end, and an original cost of $9,376,442.

(e)	Affiliate of the Fund.
(f)	Annualized 7-day yield as of period end.
(g)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Schedules of Investments
27

Schedule of Investments  (continued)
May 31, 2026
BlackRock Advantage Large Cap Core Fund
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the year ended May 31, 2026 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 05/31/25	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 05/31/26	Shares Held at 05/31/26	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$ —	$ 1,736,617 (a)	$ —	$ 84	$ —	$ 1,736,701	1,736,180	$ 10,594 (b)	$ —
BlackRock Liquidity Funds, T-Fund, Institutional Shares	29,457,388	—	(1,924,934)(a)	—	—	27,532,454	27,532,454	1,230,788	—
				$ 84	$ —	$ 29,269,155		$ 1,241,382	$ —

(a)	Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.

For purposes of this report, industry and sector sub-classifications may differ from those utilized by the Fund for compliance purposes.
Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
S&P 500 E-Mini Index	110	06/18/26	$ 41,777	$ 4,270,161
Derivative Financial Instruments Categorized by Risk Exposure
As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Assets — Derivative Financial Instruments
Futures contracts
Unrealized appreciation on futures contracts(a)	$ —	$ —	$ 4,270,161	$ —	$ —	$ —	$ 4,270,161

(a)
Net cumulative unrealized appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, are reported in the Schedule of Investments. In the Statements of Assets
and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).

For the period ended May 31, 2026, the effect of derivative financial instruments in the Statements of Operations was as follows:
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Net Realized Gain (Loss) from:
Futures contracts	$ —	$ —	$ 6,389,545	$ —	$ —	$ —	$ 6,389,545
Net Change in Unrealized Appreciation (Depreciation) on:
Futures contracts	$ —	$ —	$ 2,045,182	$ —	$ —	$ —	$ 2,045,182
282026 BlackRock Annual Financial Statements and Additional Information

Schedule of Investments  (continued)
May 31, 2026
BlackRock Advantage Large Cap Core Fund
Average Quarterly Balances of Outstanding Derivative Financial Instruments
Futures contracts:
Average notional value of contracts — long	$ 39,960,628

For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks	$ 3,850,108,469	$ —	$ —	$ 3,850,108,469
Preferred Securities	—	—	9,376,442	9,376,442
Short-Term Securities
Money Market Funds	29,269,155	—	—	29,269,155
	$ 3,879,377,624	$ —	$ 9,376,442	$ 3,888,754,066
Derivative Financial Instruments(a)
Assets
Equity Contracts	$ 4,270,161	$ —	$ —	$ 4,270,161

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.
See notes to financial statements.
Schedules of Investments
29

Schedule of Investments
May 31, 2026
BlackRock Advantage Large Cap Value Fund
(Percentages shown are based on Net Assets)

Security	Shares	Value
Common Stocks
Aerospace & Defense — 3.5%
General Dynamics Corp.	13,353	$ 4,631,088
HEICO Corp., Class A	10,924	2,838,164
Lockheed Martin Corp.	13,957	7,403,491
Northrop Grumman Corp.	6,988	3,938,996
RTX Corp.	49,793	8,945,810
Woodward, Inc.	638	223,319
		27,980,868
Air Freight & Logistics — 1.0%
Expeditors International of Washington, Inc.	1,879	296,863
FedEx Corp.	10,790	4,442,783
United Parcel Service, Inc., Class B	28,861	3,079,180
		7,818,826
Automobile Components — 0.3%
BorgWarner, Inc.	36,781	2,641,611
Automobiles — 0.2%
General Motors Co.	19,872	1,654,145
Banks — 7.0%
Bank of America Corp.	260,978	13,466,465
Citigroup, Inc.	62,244	7,836,520
Credicorp Ltd.	4,986	1,708,353
Huntington Bancshares, Inc.	208,438	3,410,046
JPMorgan Chase & Co.	66,000	19,754,460
KeyCorp	54,256	1,157,280
Popular, Inc.	8,213	1,219,877
Wells Fargo & Co.	96,935	7,516,340
		56,069,341
Beverages — 0.9%
Coca-Cola Co. (The)	56,459	4,460,825
Molson Coors Beverage Co., Class B	54,492	2,154,069
PepsiCo, Inc.	5,956	858,796
		7,473,690
Biotechnology — 2.6%
AbbVie, Inc.	5,981	1,302,183
Amgen, Inc.	8,287	2,790,979
Biogen, Inc.(a)	13,428	2,631,888
Exelixis, Inc.(a)	28,533	1,440,346
Gilead Sciences, Inc.	13,455	1,808,756
Natera, Inc.(a)	4,940	1,103,448
Neurocrine Biosciences, Inc.(a)	10,513	1,664,208
PTC Therapeutics, Inc.(a)	3,702	273,393
Regeneron Pharmaceuticals, Inc.	4,098	2,519,368
Revolution Medicines, Inc.(a)	4,206	662,361
TG Therapeutics, Inc.(a)	17,616	668,351
Ultragenyx Pharmaceutical, Inc.(a)	42,663	1,021,352
United Therapeutics Corp.(a)	3,981	2,216,700
Vertex Pharmaceuticals, Inc.(a)	1,739	778,272
Viking Therapeutics, Inc.(a)	6,373	208,652
		21,090,257
Broadline Retail — 2.6%
Amazon.com, Inc.(a)	72,654	19,663,079
Coupang, Inc., Class A(a)	16,903	280,590
Etsy, Inc.(a)	5,014	340,551
MercadoLibre, Inc.(a)	542	919,042
		21,203,262
Security	Shares	Value
Building Products — 0.3%
Owens Corning	12,046	$ 1,515,628
Trane Technologies PLC	1,611	727,044
		2,242,672
Capital Markets — 4.3%
Blue Owl Capital, Inc., Class A	18,812	193,387
Cboe Global Markets, Inc.	1,831	610,748
Charles Schwab Corp. (The)	54,542	4,764,243
CME Group, Inc., Class A	13,304	3,639,176
Goldman Sachs Group, Inc. (The)	7,357	7,545,045
Intercontinental Exchange, Inc.	14,502	2,144,121
Morgan Stanley	62,957	13,095,056
StepStone Group, Inc., Class A	8,170	402,863
TPG, Inc., Class A	28,977	1,233,551
Virtu Financial, Inc., Class A	8,353	418,903
XP, Inc., Class A	25,019	417,067
		34,464,160
Chemicals — 1.3%
Air Products & Chemicals, Inc.	4,823	1,343,784
Albemarle Corp.	498	87,857
Dow, Inc.	24,061	812,059
Eastman Chemical Co.	9,939	754,072
Ecolab, Inc.	11,414	2,921,984
LyondellBasell Industries NV, Class A	47,614	3,173,473
PPG Industries, Inc.	1,790	202,234
Solstice Advanced Materials, Inc.	12,961	1,091,705
Westlake Corp.	1,368	118,784
		10,505,952
Commercial Services & Supplies — 0.9%
Clean Harbors, Inc.(a)	1,372	385,573
Copart, Inc.(a)	32,707	1,071,809
Republic Services, Inc.	19,859	3,980,538
Waste Connections, Inc.	10,915	1,626,553
		7,064,473
Communications Equipment — 2.0%
Ciena Corp.(a)	1,612	935,331
Cisco Systems, Inc.	82,657	9,953,556
Lumentum Holdings, Inc.(a)	2,774	2,371,659
Motorola Solutions, Inc.	8,086	3,260,922
		16,521,468
Construction & Engineering — 0.2%
Fluor Corp.(a)	13,376	612,086
MasTec, Inc.(a)	3,380	1,278,890
		1,890,976
Construction Materials — 0.3%
CRH PLC	5,867	638,271
Vulcan Materials Co.	6,826	1,931,212
		2,569,483
Consumer Finance — 1.0%
Ally Financial, Inc.	34,200	1,464,102
American Express Co.	12,325	3,900,493
Capital One Financial Corp.	14,505	2,725,924
OneMain Holdings, Inc.	3,222	178,209
		8,268,728
Consumer Staples Distribution & Retail — 1.9%
Costco Wholesale Corp.	3,409	3,260,095
Dollar General Corp.	7,961	880,566
Sysco Corp.	14,534	1,101,823
302026 BlackRock Annual Financial Statements and Additional Information

Schedule of Investments  (continued)
May 31, 2026
BlackRock Advantage Large Cap Value Fund
(Percentages shown are based on Net Assets)
Security	Shares	Value
Consumer Staples Distribution & Retail (continued)
Target Corp.	28,317	$ 3,598,241
Walmart, Inc.	54,223	6,276,312
		15,117,037
Containers & Packaging — 0.5%
Graphic Packaging Holding Co.	94,714	1,066,480
International Paper Co.	76,868	2,572,772
		3,639,252
Distributors — 0.1%
Genuine Parts Co.	5,279	521,037
LKQ Corp.	9,164	248,528
		769,565
Diversified Consumer Services — 0.0%
H&R Block, Inc.	2,196	84,524
Diversified Telecommunication Services — 1.1%
AT&T Inc.	127,869	3,171,151
Comcast Corp., Class A	129,457	3,219,596
Verizon Communications, Inc.	58,215	2,783,259
		9,174,006
Electric Utilities — 1.3%
Exelon Corp.	25,395	1,159,028
FirstEnergy Corp.	10,725	497,533
NextEra Energy, Inc.	16,402	1,427,138
PG&E Corp.	207,561	3,391,546
Pinnacle West Capital Corp.	8,445	842,304
Portland General Electric Co.	58,332	2,923,600
PPL Corp.	4,992	176,667
		10,417,816
Electrical Equipment — 1.2%
AMETEK, Inc.	6,872	1,552,041
Bloom Energy Corp., Class A(a)	1,574	448,590
Eaton Corp. PLC	5,199	2,082,719
Emerson Electric Co.	14,715	2,116,311
Generac Holdings, Inc.(a)	725	201,485
Hubbell, Inc.	339	160,554
Rockwell Automation, Inc.	7,412	3,343,257
		9,904,957
Electronic Equipment, Instruments & Components — 1.3%
Amphenol Corp., Class A	12,551	1,867,087
Coherent Corp.(a)	6,273	2,267,502
Corning, Inc.	6,307	1,142,576
Flex Ltd.(a)	7,109	1,071,895
Jabil, Inc.	1,596	581,838
Keysight Technologies, Inc.(a)	10,610	3,589,681
TTM Technologies, Inc.(a)	1,742	302,620
		10,823,199
Energy Equipment & Services — 0.3%
Halliburton Co.	58,921	2,289,081
Weatherford International PLC	3,038	314,858
		2,603,939
Entertainment — 0.5%
Roku, Inc., Class A(a)	8,452	1,100,281
Spotify Technology SA(a)	764	380,228
Walt Disney Co. (The)	23,869	2,430,580
Warner Bros Discovery, Inc., Class A(a)	11,892	321,203
		4,232,292
Financial Services — 2.9%
Berkshire Hathaway, Inc., Class B(a)	42,987	20,396,472
Chime Financial, Inc., Class A(a)	13,774	256,196
Security	Shares	Value
Financial Services (continued)
Fidelity National Information Services, Inc.	38,456	$ 1,653,224
Visa, Inc., Class A	2,325	758,787
		23,064,679
Food Products — 1.1%
Archer-Daniels-Midland Co.	25,772	2,056,090
Conagra Brands, Inc.	67,966	902,588
General Mills, Inc.	75,008	2,536,021
Tyson Foods, Inc., Class A	59,232	3,614,337
		9,109,036
Gas Utilities — 0.0%
MDU Resources Group, Inc.	4,144	87,356
Ground Transportation — 0.4%
Norfolk Southern Corp.	1,770	539,779
Ryder System, Inc.	855	214,477
Union Pacific Corp.	4,595	1,206,831
XPO, Inc.(a)	4,034	864,284
		2,825,371
Health Care Equipment & Supplies — 2.0%
Abbott Laboratories	67,852	5,808,131
Boston Scientific Corp.(a)	78,763	3,805,041
GE HealthCare Technologies, Inc.	7,102	442,739
Inspire Medical Systems, Inc.(a)	3,129	129,415
Medtronic PLC	56,342	4,158,603
Stryker Corp.	4,618	1,408,906
		15,752,835
Health Care Providers & Services — 3.1%
Cardinal Health, Inc.	20,024	3,940,723
Centene Corp.(a)	9,755	581,398
Chemed Corp.	3,276	1,396,919
Cigna Group (The)	6,280	1,742,072
CVS Health Corp.	27,420	2,494,672
Elevance Health, Inc.	5,749	2,260,449
HCA Healthcare, Inc.	4,477	1,694,724
McKesson Corp.	1,793	1,331,195
UnitedHealth Group, Inc.	26,050	9,907,075
		25,349,227
Health Care REITs — 0.3%
Alexandria Real Estate Equities, Inc.	9,332	463,614
Ventas, Inc.	27,903	2,355,571
		2,819,185
Hotels, Restaurants & Leisure — 0.9%
Booking Holdings, Inc.	2,125	355,789
Carnival Corp. Ltd.	34,733	974,608
Chipotle Mexican Grill, Inc.(a)	113,657	3,621,112
Texas Roadhouse, Inc.	1,607	290,256
Travel + Leisure Co.	2,936	199,648
Viking Holdings Ltd.(a)	22,177	2,042,724
		7,484,137
Household Durables — 0.9%
Garmin Ltd.	9,947	2,326,802
Installed Building Products, Inc.	2,564	538,389
Meritage Homes Corp.	40,552	2,645,612
NVR, Inc.(a)	91	555,537
Toll Brothers, Inc.	6,213	860,749
		6,927,089
Household Products — 1.7%
Procter & Gamble Co. (The)	94,925	13,627,433
Schedules of Investments
31

Schedule of Investments  (continued)
May 31, 2026
BlackRock Advantage Large Cap Value Fund
(Percentages shown are based on Net Assets)
Security	Shares	Value
Independent Power and Renewable Electricity Producers — 0.0%
AES Corp. (The)	16,809	$ 246,588
Industrial Conglomerates — 1.3%
3M Co.	67,890	10,395,996
Industrial REITs — 0.5%
Prologis, Inc.	28,816	4,134,232
Insurance — 2.7%
American Financial Group, Inc.	8,911	1,156,648
American International Group, Inc.	30,975	2,299,274
Arch Capital Group Ltd.(a)	5,679	507,362
Fidelity National Financial, Inc., Class A	4,759	225,339
Hartford Insurance Group, Inc. (The)	7,710	980,172
Markel Group, Inc.(a)	37	67,177
MetLife, Inc.	60,989	5,043,180
Reinsurance Group of America, Inc.	8,973	1,801,240
Travelers Cos., Inc. (The)	29,236	8,533,696
W. R. Berkley Corp.	19,463	1,236,679
		21,850,767
Interactive Media & Services — 5.1%
Alphabet, Inc., Class A	56,448	21,469,432
Alphabet, Inc., Class C, NVS	39,783	14,975,515
Meta Platforms, Inc., Class A	6,591	4,168,873
Snap, Inc., Class A, NVS(a)	43,056	245,850
		40,859,670
IT Services — 0.7%
Accenture PLC, Class A	13,275	2,483,354
GoDaddy, Inc., Class A(a)	1,721	147,714
International Business Machines Corp.	8,763	2,609,621
		5,240,689
Life Sciences Tools & Services — 0.2%
Danaher Corp.	6,230	1,138,034
IQVIA Holdings, Inc.(a)	418	76,164
Thermo Fisher Scientific, Inc.	1,610	792,941
		2,007,139
Machinery — 4.4%
Caterpillar, Inc.	14,000	12,262,180
Crane Co.	1,502	274,866
Cummins, Inc.	595	384,745
Dover Corp.	3,565	753,498
Illinois Tool Works, Inc.	21,546	5,327,895
Mueller Industries, Inc.	5,110	657,146
Otis Worldwide Corp.	14,394	1,019,671
PACCAR, Inc.	24,292	2,681,108
Parker-Hannifin Corp.	11,034	9,319,647
Stanley Black & Decker, Inc.	17,249	1,369,916
Westinghouse Air Brake Technologies Corp.	4,201	1,097,133
		35,147,805
Marine Transportation — 0.0%
Kirby Corp.(a)	1,051	147,760
Media — 0.4%
Fox Corp., Class A, NVS	11,195	715,584
Fox Corp., Class B	3,508	201,324
Omnicom Group, Inc.	6,742	490,211
Trade Desk, Inc. (The), Class A(a)	25,775	555,709
Versant Media Group, Inc.	24,412	1,053,134
		3,015,962
Metals & Mining — 1.7%
Alcoa Corp.	26,391	2,048,997
Freeport-McMoRan, Inc.	91,238	5,995,249
Security	Shares	Value
Metals & Mining (continued)
Newmont Corp.	40,594	$ 4,457,627
Nucor Corp.	4,683	1,170,750
		13,672,623
Multi-Utilities — 1.2%
Ameren Corp.	18,231	1,968,401
DTE Energy Co.	8,654	1,236,397
NiSource, Inc.	41,826	1,933,198
Public Service Enterprise Group, Inc.	1,566	123,166
Sempra	10,633	947,719
WEC Energy Group, Inc.	30,582	3,396,131
		9,605,012
Oil, Gas & Consumable Fuels — 6.6%
Cheniere Energy, Inc.	13,300	2,990,638
Chevron Corp.	73,921	13,487,626
ConocoPhillips	46,655	5,317,737
EOG Resources, Inc.	4,853	647,293
Exxon Mobil Corp.	118,527	17,217,232
Kinder Morgan, Inc.	58,261	1,810,752
Marathon Petroleum Corp.	9,178	2,283,211
Occidental Petroleum Corp.	3,529	199,847
Permian Resources Corp., Class A	12,157	233,779
Phillips 66	32,881	5,783,110
Valero Energy Corp.	13,956	3,416,708
		53,387,933
Passenger Airlines — 0.1%
United Airlines Holdings, Inc.(a)	7,999	918,285
Personal Care Products — 0.1%
BellRing Brands, Inc.(a)	34,540	288,754
Kenvue, Inc.	18,263	315,585
		604,339
Pharmaceuticals — 3.4%
Bristol-Myers Squibb Co.	132,556	7,579,552
Johnson & Johnson	41,931	9,448,312
Merck & Co., Inc.	23,843	2,830,641
Pfizer, Inc.	277,147	7,255,709
		27,114,214
Professional Services — 0.5%
ExlService Holdings, Inc.(a)	2,329	67,611
Jacobs Solutions, Inc.	8,678	1,040,145
KBR, Inc.	4,837	169,053
Leidos Holdings, Inc.	9,829	1,256,146
SS&C Technologies Holdings, Inc.	17,482	1,180,385
		3,713,340
Real Estate Management & Development — 0.0%
CBRE Group, Inc., Class A(a)	1,819	227,448
Zillow Group, Inc., Class A(a)	1,126	39,815
		267,263
Residential REITs — 0.3%
Mid-America Apartment Communities, Inc.	18,814	2,428,323
Retail REITs — 0.1%
NNN REIT, Inc.	19,267	857,574
Semiconductors & Semiconductor Equipment — 11.0%
Advanced Micro Devices, Inc.(a)	15,882	8,196,700
Amkor Technology, Inc.	6,723	467,652
Analog Devices, Inc.	10,804	4,471,235
Applied Materials, Inc.	26,441	11,900,037
Broadcom, Inc.	2,288	1,022,210
Cerebras Systems, Inc., Class A(a)(b)	1,370	324,676
322026 BlackRock Annual Financial Statements and Additional Information

Schedule of Investments  (continued)
May 31, 2026
BlackRock Advantage Large Cap Value Fund
(Percentages shown are based on Net Assets)
Security	Shares	Value
Semiconductors & Semiconductor Equipment (continued)
Intel Corp.(a)	95,374	$ 10,937,490
Lam Research Corp.	9,284	2,953,983
Marvell Technology, Inc.	22,879	4,690,195
Microchip Technology, Inc.	8,209	776,982
Micron Technology, Inc.	29,445	28,591,095
NVIDIA Corp.	17,701	3,737,389
Onto Innovation, Inc.(a)	2,555	659,803
QUALCOMM, Inc.	15,396	3,864,704
Teradyne, Inc.	5,587	2,091,270
Texas Instruments, Inc.	12,463	3,809,690
		88,495,111
Software — 1.3%
Adobe, Inc.(a)	5,748	1,489,939
Check Point Software Technologies Ltd.(a)	11,870	1,603,044
Dropbox, Inc., Class A(a)	4,199	112,869
Dynatrace, Inc.(a)	10,429	444,171
Microsoft Corp.	9,739	4,384,887
RingCentral, Inc., Class A	6,412	277,704
Salesforce, Inc.	10,136	1,936,990
Strategy, Inc., Class A(a)	1,738	276,498
		10,526,102
Specialized REITs — 1.4%
American Tower Corp.	2,994	559,758
CubeSmart	76,500	3,060,000
Digital Realty Trust, Inc.	14,817	2,815,230
Equinix, Inc.	1,706	1,822,076
Iron Mountain, Inc.	673	86,312
VICI Properties, Inc.	90,921	2,565,791
		10,909,167
Specialty Retail — 2.2%
AutoZone, Inc.(a)	243	713,251
Best Buy Co., Inc.	14,718	1,147,268
Gap, Inc. (The)	37,433	791,708
Home Depot, Inc. (The)	2,495	791,264
Murphy U.S.A., Inc.	362	183,183
O’Reilly Automotive, Inc.(a)	32,697	2,840,715
Ross Stores, Inc.	5,276	1,222,608
TJX Cos., Inc. (The)	50,884	7,874,299
Tractor Supply Co.	60,516	1,908,070
		17,472,366
Technology Hardware, Storage & Peripherals — 2.4%
Apple Inc.	11,816	3,687,301
Security	Shares	Value
Technology Hardware, Storage & Peripherals (continued)
Dell Technologies, Inc., Class C	8,158	$ 3,433,784
Everpure, Inc., Class A(a)	4,107	326,548
Hewlett Packard Enterprise Co.	18,326	788,751
Sandisk Corp.(a)	3,594	6,091,758
Western Digital Corp.	8,712	4,627,901
		18,956,043
Textiles, Apparel & Luxury Goods — 0.0%
NIKE, Inc., Class B	5,331	246,452
Under Armour, Inc., Class C, NVS(a)	4,262	24,421
		270,873
Tobacco — 0.4%
Altria Group, Inc.	44,978	3,129,569
Trading Companies & Distributors — 0.4%
Applied Industrial Technologies, Inc.	8,801	2,673,832
Ferguson Enterprises, Inc.	4,095	925,347
		3,599,179
Wireless Telecommunication Services — 0.4%
T-Mobile U.S., Inc.	18,894	3,543,192
Total Long-Term Investments — 98.7% (Cost: $616,936,258)		795,789,963
Short-Term Securities
Money Market Funds — 1.3%
BlackRock Cash Funds: Institutional, SL Agency Shares, 3.76%(c)(d)(e)	335,645	335,745
BlackRock Liquidity Funds, T-Fund, Institutional Shares, 3.51%(c)(d)	9,939,557	9,939,557
Total Short-Term Securities — 1.3% (Cost: $10,275,302)		10,275,302
Total Investments — 100.0% (Cost: $627,211,560)		806,065,265
Liabilities in Excess of Other Assets — (0.0)%		(273,306)
Net Assets — 100.0%		$ 805,791,959

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)	Affiliate of the Fund.
(d)	Annualized 7-day yield as of period end.
(e)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Schedules of Investments
33

Schedule of Investments  (continued)
May 31, 2026
BlackRock Advantage Large Cap Value Fund
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the year ended May 31, 2026 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 05/31/25	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 05/31/26	Shares Held at 05/31/26	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$ 957,844	$ —	$ (621,960)(a)	$ (139)	$ —	$ 335,745	335,645	$ 10,065 (b)	$ —
BlackRock Liquidity Funds, T-Fund, Institutional Shares	5,901,960	4,037,597 (a)	—	—	—	9,939,557	9,939,557	252,491	—
				$ (139)	$ —	$ 10,275,302		$ 262,556	$ —

(a)	Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.

For purposes of this report, industry and sector sub-classifications may differ from those utilized by the Fund for compliance purposes.
Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
S&P 500 E-Mini Index	27	06/18/26	$ 10,254	$ 1,039,953
Derivative Financial Instruments Categorized by Risk Exposure
As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Assets — Derivative Financial Instruments
Futures contracts
Unrealized appreciation on futures contracts(a)	$ —	$ —	$ 1,039,953	$ —	$ —	$ —	$ 1,039,953

(a)
Net cumulative unrealized appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, are reported in the Schedule of Investments. In the Statements of Assets
and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).

For the period ended May 31, 2026, the effect of derivative financial instruments in the Statements of Operations was as follows:
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Net Realized Gain (Loss) from:
Futures contracts	$ —	$ —	$ 1,401,964	$ —	$ —	$ —	$ 1,401,964
Net Change in Unrealized Appreciation (Depreciation) on:
Futures contracts	$ —	$ —	$ 448,293	$ —	$ —	$ —	$ 448,293
342026 BlackRock Annual Financial Statements and Additional Information

Schedule of Investments  (continued)
May 31, 2026
BlackRock Advantage Large Cap Value Fund
Average Quarterly Balances of Outstanding Derivative Financial Instruments
Futures contracts:
Average notional value of contracts — long	$ 8,720,519

For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks	$ 795,789,963	$ —	$ —	$ 795,789,963
Short-Term Securities
Money Market Funds	10,275,302	—	—	10,275,302
	$ 806,065,265	$ —	$ —	$ 806,065,265
Derivative Financial Instruments(a)
Assets
Equity Contracts	$ 1,039,953	$ —	$ —	$ 1,039,953

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.
See notes to financial statements.
Schedules of Investments
35

Statements of Assets and Liabilities
May 31, 2026

	BlackRock Advantage International Fund	BlackRock Advantage Large Cap Growth Fund	BlackRock Advantage Small Cap Core Fund	BlackRock Advantage Large Cap Core Fund	BlackRock Advantage Large Cap Value Fund
ASSETS
Investments, at value — unaffiliated(a)(b)	$ 8,604,091,354	$ 1,898,109,713	$ 5,200,053,873	$ 3,859,484,911	$ 795,789,963
Investments, at value — affiliated(c)	68,219,031	22,400,777	238,143,679	29,269,155	10,275,302
Cash	1,686	—	368,526	381,750	84,190
Cash pledged:
Futures contracts	4,469,000	1,354,000	4,662,000	2,259,000	729,006
Foreign currency, at value(d)	3,145,490	86,857	—	—	—
Receivables:
Investments sold	72,592,826	3,376,365	14,632,266	16,497,968	6,460,761
Securities lending income — affiliated	703	79	80,409	1,058	212
Capital shares sold	24,054,110	15,488,557	13,351,179	1,349,734	776,528
Dividends — unaffiliated	40,838,735	862,381	3,860,328	4,033,550	1,278,377
Dividends — affiliated	364,762	60,696	170,472	105,190	24,618
From the Manager	291,417	73,862	133,352	86,962	21,546
Variation margin on futures contracts	161,163	71,775	—	70,769	20,071
Prepaid expenses	331,383	77,177	112,894	58,959	52,793
Total assets	8,818,561,660	1,941,962,239	5,475,568,978	3,913,599,006	815,513,367
LIABILITIES
Collateral on securities loaned	8,990,000	843,254	183,548,348	1,736,696	335,882
Payables:
Investments purchased	93,268,464	5,077,546	16,194,341	6,555,674	8,257,358
Administration fees	250,776	61,634	155,721	120,500	27,841
Capital shares redeemed	51,471,840	971,081	4,853,088	7,232,438	473,401
Investment advisory fees	2,706,781	771,046	1,678,579	1,195,615	224,575
Directors’ and Officer’s fees	—	—	1,782	1,216	—
Other accrued expenses	1,481,063	265,827	794,340	527,742	238,615
Other affiliate fees	171,162	140,030	64,629	126,777	1,735
Professional fees	61,195	35,295	55,490	57,759	49,806
Registration fees	—	—	200,033	—	—
Service and distribution fees	142,087	191,070	170,045	453,454	112,195
Variation margin on futures contracts	—	—	375,454	—	—
Total liabilities	158,543,368	8,356,783	208,091,850	18,007,871	9,721,408
Commitments and contingent liabilities
NET ASSETS	$ 8,660,018,292	$ 1,933,605,456	$ 5,267,477,128	$ 3,895,591,135	$ 805,791,959
NET ASSETS CONSIST OF:
Paid-in capital	$ 6,867,684,607	$ 980,245,771	$ 3,746,289,079	$ 2,112,427,612	$ 575,135,172
Accumulated earnings	1,792,333,685	953,359,685	1,521,188,049	1,783,163,523	230,656,787
NET ASSETS	$ 8,660,018,292	$ 1,933,605,456	$ 5,267,477,128	$ 3,895,591,135	$ 805,791,959
(a) Investments, at cost — unaffiliated	$ 6,975,678,112	$ 986,926,867	$ 3,852,609,390	$ 2,212,862,264	$ 616,936,258
(b) Securities loaned, at value	$ 8,479,379	$ 807,425	$ 177,755,410	$ 1,662,959	$ 321,358
(c) Investments, at cost — affiliated	$ 68,219,770	$ 22,400,777	$ 238,138,529	$ 29,269,155	$ 10,275,302
(d) Foreign currency, at cost	$ 3,139,233	$ 86,410	$ —	$ —	$ —

362026 BlackRock Annual Financial Statements and Additional Information

Statements of Assets and Liabilities (continued)
May 31, 2026
	BlackRock Advantage International Fund	BlackRock Advantage Large Cap Growth Fund	BlackRock Advantage Small Cap Core Fund	BlackRock Advantage Large Cap Core Fund	BlackRock Advantage Large Cap Value Fund
NET ASSET VALUE
Institutional
Net assets	$ 5,923,234,544	$ 1,077,820,726	$ 3,265,494,043	$ 1,686,557,259	$ 303,077,822
Shares outstanding	233,815,797	33,063,602	136,685,847	61,808,284	8,096,544
Net asset value	$ 25.33	$ 32.60	$ 23.89	$ 27.29	$ 37.43
Shares authorized	Unlimited	Unlimited	Unlimited	400 million	400 million
Par value	$ 0.001	$ 0.001	$ 0.001	$ 0.10	$ 0.10
Investor A
Net assets	$ 501,978,371	$ 774,933,160	$ 760,374,482	$ 1,958,677,724	$ 464,094,596
Shares outstanding	20,107,061	25,812,648	32,095,264	77,169,097	12,877,368
Net asset value	$ 24.97	$ 30.02	$ 23.69	$ 25.38	$ 36.04
Shares authorized	Unlimited	Unlimited	Unlimited	300 million	400 million
Par value	$ 0.001	$ 0.001	$ 0.001	$ 0.10	$ 0.10
Investor C
Net assets	$ 20,675,308	$ 38,788,893	$ 11,925,880	$ 53,145,010	$ 14,651,239
Shares outstanding	860,234	1,776,638	524,568	2,853,798	462,701
Net asset value	$ 24.03	$ 21.83	$ 22.73	$ 18.62	$ 31.66
Shares authorized	Unlimited	Unlimited	Unlimited	400 million	400 million
Par value	$ 0.001	$ 0.001	$ 0.001	$ 0.10	$ 0.10
Class K
Net assets	$ 2,166,992,506	$ 38,144,047	$ 1,229,682,723	$ 183,689,312	$ 17,075,730
Shares outstanding	85,499,369	1,169,789	51,413,521	6,728,415	456,056
Net asset value	$ 25.35	$ 32.61	$ 23.92	$ 27.30	$ 37.44
Shares authorized	Unlimited	Unlimited	Unlimited	2 billion	2 billion
Par value	$ 0.001	$ 0.001	$ 0.001	$ 0.10	$ 0.10
Class R
Net assets	$ 47,137,563	$ 3,918,630	$ N/A	$ 13,521,830	$ 6,892,572
Shares outstanding	1,891,841	122,268	N/A	609,060	205,148
Net asset value	$ 24.92	$ 32.05	$ N/A	$ 22.20	$ 33.60
Shares authorized	Unlimited	Unlimited	N/A	200 million	200 million
Par value	$ 0.001	$ 0.001	$ N/A	$ 0.10	$ 0.10
See notes to financial statements.
Statements of Assets and Liabilities
37

Statements of Operations
Year Ended May 31, 2026

	BlackRock Advantage International Fund	BlackRock Advantage Large Cap Growth Fund	BlackRock Advantage Small Cap Core Fund
INVESTMENT INCOME
Dividends — unaffiliated	$ 206,065,496	$ 9,667,868	$ 48,603,490
Dividends — affiliated	3,824,091	606,863	1,643,759
Securities lending income — affiliated — net	4,542	4,187	1,417,515
Other income	13,033	—	—
Foreign taxes withheld	(14,745,287)	(10,440)	(82,464)
Foreign withholding tax claims	715,442	—	—
Total investment income	195,877,317	10,268,478	51,582,300
EXPENSES
Investment advisory	27,502,808	8,979,349	18,644,759
Transfer agent — class specific	5,474,594	1,666,222	3,375,514
Administration	2,346,085	640,232	1,617,979
Service and distribution — class specific	1,528,682	2,053,132	1,964,916
Administration — class specific	1,326,953	321,424	880,345
Custodian	1,056,849	51,178	153,377
Accounting services	395,813	123,149	274,116
Registration	275,690	93,375	205,581
Professional	254,248	168,764	188,643
Directors and Officer	55,508	19,283	39,366
Printing and postage	52,812	51,781	45,951
Miscellaneous	74,601	35,022	79,622
Total expenses excluding interest expense	40,344,643	14,202,911	27,470,169
Interest expense	7,741	125	1,772
Total expenses	40,352,384	14,203,036	27,471,941
Less:
Administration fees waived by the Manager — class specific	(1,326,953)	(321,424)	(880,345)
Fees waived and/or reimbursed by the Manager	(2,037,464)	(1,000,396)	(1,442,463)
Transfer agent fees waived and/or reimbursed by the Manager — class specific	(2,940,693)	(870,893)	(1,676,103)
Total expenses after fees waived and/or reimbursed	34,047,274	12,010,323	23,473,030
Net investment income (loss)	161,830,043	(1,741,845)	28,109,270
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — unaffiliated	321,427,393	117,780,323	376,488,691
Investments — affiliated	(477)	(56)	(14,839)
Futures contracts	15,358,546	5,301,641	14,408,969
Foreign currency transactions	371,145	1	—
	337,156,607	123,081,909	390,882,821
Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated	943,496,380	396,442,171	1,222,025,099
Investments — affiliated	(739)	—	(4,371)
Futures contracts	434,147	242,864	2,378,288
Foreign currency translations	(302,137)	2,262	—
	943,627,651	396,687,297	1,224,399,016
Net realized and unrealized gain	1,280,784,258	519,769,206	1,615,281,837
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$ 1,442,614,301	$ 518,027,361	$ 1,643,391,107
See notes to financial statements.
382026 BlackRock Annual Financial Statements and Additional Information

Statements of Operations  (continued)
Year Ended May 31, 2026

	BlackRock Advantage Large Cap Core Fund	BlackRock Advantage Large Cap Value Fund
INVESTMENT INCOME
Dividends — unaffiliated	$ 39,388,045	$ 13,142,619
Dividends — affiliated	1,230,788	252,491
Securities lending income — affiliated — net	10,594	10,065
Foreign taxes withheld	—	(3,825)
Total investment income	40,629,427	13,401,350
EXPENSES
Investment advisory	14,625,370	3,479,551
Service and distribution — class specific	4,982,804	1,213,081
Transfer agent — class specific	3,306,746	667,576
Administration	1,284,787	296,545
Administration — class specific	684,243	142,030
Accounting services	221,148	74,647
Professional	135,129	230,795
Registration	96,804	82,933
Custodian	59,047	52,490
Printing and postage	54,361	55,121
Directors and Officer	29,385	11,941
Miscellaneous	41,529	51,438
Total expenses excluding interest expense	25,521,353	6,358,148
Interest expense	160	85
Total expenses	25,521,513	6,358,233
Less:
Administration fees waived by the Manager — class specific	(684,243)	(142,030)
Fees waived and/or reimbursed by the Manager	(1,837,765)	(829,653)
Transfer agent fees waived and/or reimbursed — class specific	(1,674,291)	(320,175)
Total expenses after fees waived and/or reimbursed	21,325,214	5,066,375
Net investment income	19,304,213	8,334,975
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — unaffiliated	281,085,668	74,439,444
Investments — affiliated	84	(139)
Futures contracts	6,389,545	1,401,964
	287,475,297	75,841,269
Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated	715,372,684	119,060,004
Futures contracts	2,045,182	448,293
Foreign currency translations	—	396
	717,417,866	119,508,693
Net realized and unrealized gain	1,004,893,163	195,349,962
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$ 1,024,197,376	$ 203,684,937
See notes to financial statements.
Statements of Operations
39

Statements of Changes in Net Assets

	BlackRock Advantage International Fund		BlackRock Advantage Large Cap Growth Fund
	Year Ended 05/31/26	Year Ended 05/31/25	Year Ended 05/31/26	Year Ended 05/31/25
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income (loss)	$ 161,830,043	$ 87,054,437	$ (1,741,845)	$ (674,598)
Net realized gain	337,156,607	108,273,133	123,081,909	198,780,311
Net change in unrealized appreciation (depreciation)	943,627,651	391,490,338	396,687,297	21,492,202
Net increase in net assets resulting from operations	1,442,614,301	586,817,908	518,027,361	219,597,915
DISTRIBUTIONS TO SHAREHOLDERS(a)
Institutional	(300,420,659)	(49,388,009)	(56,351,378)	(132,790,887)
Investor A	(29,903,207)	(8,409,706)	(46,716,304)	(120,993,971)
Investor C	(1,250,814)	(372,491)	(2,993,290)	(8,241,941)
Class K	(100,901,010)	(8,955,985)	(628,547)	(1,426,523)
Class R	(2,865,110)	(1,035,538)	(162,384)	(312,822)
Decrease in net assets resulting from distributions to shareholders	(435,340,800)	(68,161,729)	(106,851,903)	(263,766,144)
CAPITAL SHARE TRANSACTIONS
Net increase in net assets derived from capital share transactions	2,772,115,731	2,614,586,897	113,101,334	226,835,987
NET ASSETS
Total increase in net assets	3,779,389,232	3,133,243,076	524,276,792	182,667,758
Beginning of year	4,880,629,060	1,747,385,984	1,409,328,664	1,226,660,906
End of year	$ 8,660,018,292	$ 4,880,629,060	$ 1,933,605,456	$ 1,409,328,664

(a)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
See notes to financial statements.
402026 BlackRock Annual Financial Statements and Additional Information

Statements of Changes in Net Assets (continued)

	BlackRock Advantage Small Cap Core Fund		BlackRock Advantage Large Cap Core Fund
	Year Ended 05/31/26	Year Ended 05/31/25	Year Ended 05/31/26	Year Ended 05/31/25
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income	$ 28,109,270	$ 29,812,573	$ 19,304,213	$ 19,572,304
Net realized gain	390,882,821	210,156,885	287,475,297	317,069,760
Net change in unrealized appreciation (depreciation)	1,224,399,016	(245,840,239)	717,417,866	9,888,881
Net increase (decrease) in net assets resulting from operations	1,643,391,107	(5,870,781)	1,024,197,376	346,530,945
DISTRIBUTIONS TO SHAREHOLDERS(a)
Institutional	(121,605,499)	(17,000,404)	(120,713,429)	(167,464,480)
Investor A	(33,772,141)	(3,015,910)	(154,968,315)	(224,692,388)
Investor C	(432,931)	(2,514)	(5,560,724)	(8,195,750)
Class K	(42,997,989)	(9,840,648)	(11,898,096)	(6,036,630)
Class R	—	—	(1,742,424)	(2,468,740)
Decrease in net assets resulting from distributions to shareholders	(198,808,560)	(29,859,476)	(294,882,988)	(408,857,988)
CAPITAL SHARE TRANSACTIONS
Net increase (decrease) in net assets derived from capital share transactions	(144,262,319)	488,089,617	144,276,699	237,104,096
NET ASSETS
Total increase in net assets	1,300,320,228	452,359,360	873,591,087	174,777,053
Beginning of year	3,967,156,900	3,514,797,540	3,022,000,048	2,847,222,995
End of year	$ 5,267,477,128	$ 3,967,156,900	$ 3,895,591,135	$ 3,022,000,048

(a)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
See notes to financial statements.
Statements of Changes in Net Assets
41

Statements of Changes in Net Assets (continued)

	BlackRock Advantage Large Cap Value Fund
	Year Ended 05/31/26	Year Ended 05/31/25
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income	$ 8,334,975	$ 8,581,319
Net realized gain	75,841,269	68,599,331
Net change in unrealized appreciation (depreciation)	119,508,693	(24,072,085)
Net increase in net assets resulting from operations	203,684,937	53,108,565
DISTRIBUTIONS TO SHAREHOLDERS(a)
Institutional	(23,174,160)	(27,004,307)
Investor A	(37,707,131)	(53,574,227)
Investor C	(1,338,499)	(2,016,357)
Class K	(1,185,861)	(1,566,110)
Class R	(552,425)	(1,067,189)
Decrease in net assets resulting from distributions to shareholders	(63,958,076)	(85,228,190)
CAPITAL SHARE TRANSACTIONS
Net increase in net assets derived from capital share transactions	41,042,169	35,641,259
NET ASSETS
Total increase in net assets	180,769,030	3,521,634
Beginning of year	625,022,929	621,501,295
End of year	$ 805,791,959	$ 625,022,929

(a)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
See notes to financial statements.
422026 BlackRock Annual Financial Statements and Additional Information

Financial Highlights
(For a share outstanding throughout each period)

BlackRock Advantage International Fund
Institutional
	Year Ended 05/31/26	Year Ended 05/31/25	Year Ended 05/31/24	Year Ended 05/31/23	Year Ended 05/31/22
Net asset value, beginning of year	$ 22.06	$ 19.59	$ 16.73	$ 16.48	$ 19.89
Net investment income(a)	0.57	0.64	0.49	0.48	0.46
Net realized and unrealized gain (loss)	4.34	2.49	2.86	0.29	(2.28)
Net increase (decrease) from investment operations	4.91	3.13	3.35	0.77	(1.82)
Distributions(b)
From net investment income	(0.64)	(0.53)	(0.49)	(0.52)	(0.62)
From net realized gain	(1.00)	(0.13)	—	—	(0.97)
Total distributions	(1.64)	(0.66)	(0.49)	(0.52)	(1.59)
Net asset value, end of year	$ 25.33	$ 22.06	$ 19.59	$ 16.73	$ 16.48
Total Return(c)
Based on net asset value	23.40%	16.48%	20.40%	5.10%	(9.93)%
Ratios to Average Net Assets(d)
Total expenses	0.61%	0.63%	0.70%	0.68%	0.73%
Total expenses after fees waived and/or reimbursed	0.50%	0.50%	0.50%	0.50%	0.50%
Net investment income	2.45%	3.19%	2.73%	3.08%	2.51%
Supplemental Data
Net assets, end of year (000)	$ 5,923,235	$ 3,263,050	$ 1,183,511	$ 771,698	$ 710,116
Portfolio turnover rate	99%	113%	128%	128%	132%

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Where applicable, assumes the reinvestment of distributions.
(d)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
See notes to financial statements.
Financial Highlights
43

Financial Highlights  (continued)
(For a share outstanding throughout each period)

BlackRock Advantage International Fund (continued)
Investor A
	Year Ended 05/31/26	Year Ended 05/31/25	Year Ended 05/31/24	Year Ended 05/31/23	Year Ended 05/31/22
Net asset value, beginning of year	$ 21.76	$ 19.34	$ 16.52	$ 16.28	$ 19.65
Net investment income(a)	0.48	0.49	0.42	0.44	0.35
Net realized and unrealized gain (loss)	4.32	2.54	2.85	0.28	(2.19)
Net increase (decrease) from investment operations	4.80	3.03	3.27	0.72	(1.84)
Distributions(b)
From net investment income	(0.59)	(0.48)	(0.45)	(0.48)	(0.56)
From net realized gain	(1.00)	(0.13)	—	—	(0.97)
Total distributions	(1.59)	(0.61)	(0.45)	(0.48)	(1.53)
Net asset value, end of year	$ 24.97	$ 21.76	$ 19.34	$ 16.52	$ 16.28
Total Return(c)
Based on net asset value	23.17%	16.14%	20.11%	4.82%	(10.13)%
Ratios to Average Net Assets(d)
Total expenses	0.89%	0.89%	0.92%	1.00%	1.02%
Total expenses after fees waived and/or reimbursed	0.75%	0.76%	0.75%	0.75%	0.75%
Total expenses after fees waived and/or reimbursed and excluding interest expense and professional fees for foreign withholding tax claims	0.75%	0.75%	0.75%	0.75%	0.75%
Net investment income	2.07%	2.50%	2.38%	2.82%	1.93%
Supplemental Data
Net assets, end of year (000)	$ 501,978	$ 375,898	$ 264,866	$ 230,879	$ 240,255
Portfolio turnover rate	99%	113%	128%	128%	132%

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions.
(d)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
See notes to financial statements.
442026 BlackRock Annual Financial Statements and Additional Information

Financial Highlights  (continued)
(For a share outstanding throughout each period)

BlackRock Advantage International Fund (continued)
Investor C
	Year Ended 05/31/26	Year Ended 05/31/25	Year Ended 05/31/24	Year Ended 05/31/23	Year Ended 05/31/22
Net asset value, beginning of year	$ 21.02	$ 18.70	$ 16.03	$ 15.81	$ 19.12
Net investment income(a)	0.28	0.31	0.36	0.32	0.22
Net realized and unrealized gain (loss)	4.17	2.49	2.67	0.27	(2.15)
Net increase (decrease) from investment operations	4.45	2.80	3.03	0.59	(1.93)
Distributions(b)
From net investment income	(0.44)	(0.35)	(0.36)	(0.37)	(0.41)
From net realized gain	(1.00)	(0.13)	—	—	(0.97)
Total distributions	(1.44)	(0.48)	(0.36)	(0.37)	(1.38)
Net asset value, end of year	$ 24.03	$ 21.02	$ 18.70	$ 16.03	$ 15.81
Total Return(c)
Based on net asset value	22.18%	15.32%	19.21%	4.04%	(10.83)%
Ratios to Average Net Assets(d)
Total expenses	1.72%	1.86%	1.73%	1.78%	1.83%
Total expenses after fees waived and/or reimbursed	1.50%	1.50%	1.50%	1.50%	1.50%
Net investment income	1.27%	1.62%	2.09%	2.10%	1.27%
Supplemental Data
Net assets, end of year (000)	$ 20,675	$ 17,104	$ 14,765	$ 2,598	$ 2,356
Portfolio turnover rate	99%	113%	128%	128%	132%

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions.
(d)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
See notes to financial statements.
Financial Highlights
45

Financial Highlights  (continued)
(For a share outstanding throughout each period)

BlackRock Advantage International Fund (continued)
Class K
	Year Ended 05/31/26	Year Ended 05/31/25	Year Ended 05/31/24	Year Ended 05/31/23	Year Ended 05/31/22
Net asset value, beginning of year	$ 22.07	$ 19.59	$ 16.73	$ 16.48	$ 19.89
Net investment income(a)	0.59	0.75	0.48	0.52	0.46
Net realized and unrealized gain (loss)	4.34	2.40	2.88	0.26	(2.28)
Net increase (decrease) from investment operations	4.93	3.15	3.36	0.78	(1.82)
Distributions(b)
From net investment income	(0.65)	(0.54)	(0.50)	(0.53)	(0.62)
From net realized gain	(1.00)	(0.13)	—	—	(0.97)
Total distributions	(1.65)	(0.67)	(0.50)	(0.53)	(1.59)
Net asset value, end of year	$ 25.35	$ 22.07	$ 19.59	$ 16.73	$ 16.48
Total Return(c)
Based on net asset value	23.49%	16.58%	20.45%	5.16%	(9.89)%
Ratios to Average Net Assets(d)
Total expenses	0.50%	0.52%	0.56%	0.57%	0.61%
Total expenses after fees waived and/or reimbursed	0.45%	0.45%	0.45%	0.45%	0.45%
Net investment income	2.54%	3.74%	2.71%	3.28%	2.55%
Supplemental Data
Net assets, end of year (000)	$ 2,166,993	$ 1,185,947	$ 249,178	$ 193,748	$ 103,329
Portfolio turnover rate	99%	113%	128%	128%	132%

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Where applicable, assumes the reinvestment of distributions.
(d)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
See notes to financial statements.
462026 BlackRock Annual Financial Statements and Additional Information

Financial Highlights  (continued)
(For a share outstanding throughout each period)

BlackRock Advantage International Fund (continued)
Class R
	Year Ended 05/31/26	Year Ended 05/31/25	Year Ended 05/31/24	Year Ended 05/31/23	Year Ended 05/31/22
Net asset value, beginning of year	$ 21.72	$ 19.30	$ 16.53	$ 16.29	$ 19.68
Net investment income(a)	0.41	0.41	0.40	0.45	0.33
Net realized and unrealized gain (loss)	4.32	2.57	2.82	0.23	(2.23)
Net increase (decrease) from investment operations	4.73	2.98	3.22	0.68	(1.90)
Distributions(b)
From net investment income	(0.53)	(0.43)	(0.45)	(0.44)	(0.52)
From net realized gain	(1.00)	(0.13)	—	—	(0.97)
Total distributions	(1.53)	(0.56)	(0.45)	(0.44)	(1.49)
Net asset value, end of year	$ 24.92	$ 21.72	$ 19.30	$ 16.53	$ 16.29
Total Return(c)
Based on net asset value	22.86%	15.90%	19.81%	4.54%	(10.42)%
Ratios to Average Net Assets(d)
Total expenses	1.23%	1.36%	1.32%	1.33%	1.35%
Total expenses after fees waived and/or reimbursed	1.00%	1.00%	1.00%	1.00%	1.00%
Net investment income	1.78%	2.09%	2.26%	2.75%	1.81%
Supplemental Data
Net assets, end of year (000)	$ 47,138	$ 38,630	$ 35,066	$ 18,925	$ 2,753
Portfolio turnover rate	99%	113%	128%	128%	132%

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Where applicable, assumes the reinvestment of distributions.
(d)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
See notes to financial statements.
Financial Highlights
47

Financial Highlights
(For a share outstanding throughout each period)

BlackRock Advantage Large Cap Growth Fund
Institutional
	Year Ended 05/31/26	Year Ended 05/31/25	Year Ended 05/31/24	Year Ended 05/31/23	Year Ended 05/31/22
Net asset value, beginning of year	$ 25.38	$ 26.17	$ 19.76	$ 18.77	$ 23.33
Net investment income(a)	0.01	0.02	0.05	0.09	0.03
Net realized and unrealized gain (loss)	9.11	4.52	6.58	0.96	(1.25)
Net increase (decrease) from investment operations	9.12	4.54	6.63	1.05	(1.22)
Distributions(b)
From net investment income	—	(0.01)	(0.06)	(0.06)	—
From net realized gain	(1.90)	(5.32)	(0.16)	—	(3.34)
Total distributions	(1.90)	(5.33)	(0.22)	(0.06)	(3.34)
Net asset value, end of year	$ 32.60	$ 25.38	$ 26.17	$ 19.76	$ 18.77
Total Return(c)
Based on net asset value	37.34%	17.86%	33.74%(d)	5.62%	(7.80)%
Ratios to Average Net Assets(e)
Total expenses	0.75%	0.76%	0.80%	0.75%	0.75%
Total expenses after fees waived and/or reimbursed	0.62%	0.62%	0.62%	0.61%	0.61%
Net investment income	0.02%	0.08%	0.22%	0.50%	0.15%
Supplemental Data
Net assets, end of year (000)	$ 1,077,821	$ 769,319	$ 639,878	$ 499,742	$ 432,076
Portfolio turnover rate	98%	149%	128%	130%	130%

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Where applicable, assumes the reinvestment of distributions.
(d)	Includes a payment received from an affiliate, which had no impact on the Fund’s total return.
(e)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
See notes to financial statements.
482026 BlackRock Annual Financial Statements and Additional Information

Financial Highlights  (continued)
(For a share outstanding throughout each period)

BlackRock Advantage Large Cap Growth Fund (continued)
Investor A
	Year Ended 05/31/26	Year Ended 05/31/25	Year Ended 05/31/24	Year Ended 05/31/23	Year Ended 05/31/22
Net asset value, beginning of year	$ 23.51	$ 24.58	$ 18.57	$ 17.67	$ 22.13
Net investment income (loss)(a)	(0.06)	(0.04)	(0.01)	0.04	(0.03)
Net realized and unrealized gain (loss)	8.41	4.24	6.19	0.89	(1.16)
Net increase (decrease) from investment operations	8.35	4.20	6.18	0.93	(1.19)
Distributions(b)
From net investment income	—	—	(0.01)	(0.03)	—
From net realized gain	(1.84)	(5.27)	(0.16)	—	(3.27)
Total distributions	(1.84)	(5.27)	(0.17)	(0.03)	(3.27)
Net asset value, end of year	$ 30.02	$ 23.51	$ 24.58	$ 18.57	$ 17.67
Total Return(c)
Based on net asset value	36.97%	17.58%	33.45%(d)	5.28%	(8.05)%
Ratios to Average Net Assets(e)
Total expenses	1.01%	1.00%	1.01%	1.06%	1.07%
Total expenses after fees waived and/or reimbursed	0.87%	0.87%	0.87%	0.87%	0.87%
Net investment income (loss)	(0.23)%	(0.17)%	(0.03)%	0.24%	(0.16)%
Supplemental Data
Net assets, end of year (000)	$ 774,933	$ 598,517	$ 548,827	$ 441,983	$ 452,791
Portfolio turnover rate	98%	149%	128%	130%	130%

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions.
(d)	Includes a payment received from an affiliate, which had no impact on the Fund’s total return.
(e)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
See notes to financial statements.
Financial Highlights
49

Financial Highlights  (continued)
(For a share outstanding throughout each period)

BlackRock Advantage Large Cap Growth Fund (continued)
Investor C
	Year Ended 05/31/26	Year Ended 05/31/25	Year Ended 05/31/24	Year Ended 05/31/23	Year Ended 05/31/22
Net asset value, beginning of year	$ 17.55	$ 19.52	$ 14.88	$ 14.24	$ 18.42
Net investment loss(a)	(0.19)	(0.17)	(0.14)	(0.07)	(0.16)
Net realized and unrealized gain (loss)	6.18	3.34	4.94	0.71	(0.87)
Net increase (decrease) from investment operations	5.99	3.17	4.80	0.64	(1.03)
Distributions from net realized gain(b)	(1.71)	(5.14)	(0.16)	—	(3.15)
Net asset value, end of year	$ 21.83	$ 17.55	$ 19.52	$ 14.88	$ 14.24
Total Return(c)
Based on net asset value	35.93%	16.71%	32.46%(d)	4.50%	(8.74)%
Ratios to Average Net Assets(e)
Total expenses	1.86%	1.92%	1.83%	1.87%	1.83%
Total expenses after fees waived and/or reimbursed	1.62%	1.62%	1.62%	1.62%	1.62%
Net investment loss	(0.98)%	(0.91)%	(0.79)%	(0.51)%	(0.89)%
Supplemental Data
Net assets, end of year (000)	$ 38,789	$ 31,034	$ 30,540	$ 8,372	$ 10,162
Portfolio turnover rate	98%	149%	128%	130%	130%

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions.
(d)	Includes a payment received from an affiliate, which had no impact on the Fund’s total return.
(e)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
See notes to financial statements.
502026 BlackRock Annual Financial Statements and Additional Information

Financial Highlights  (continued)
(For a share outstanding throughout each period)

BlackRock Advantage Large Cap Growth Fund (continued)
Class K
	Year Ended 05/31/26	Year Ended 05/31/25	Year Ended 05/31/24	Year Ended 05/31/23	Year Ended 05/31/22
Net asset value, beginning of year	$ 25.39	$ 26.17	$ 19.76	$ 18.77	$ 23.33
Net investment income(a)	0.02	0.03	0.06	0.10	0.04
Net realized and unrealized gain (loss)	9.11	4.54	6.58	0.95	(1.25)
Net increase (decrease) from investment operations	9.13	4.57	6.64	1.05	(1.21)
Distributions(b)
From net investment income	—	(0.02)	(0.07)	(0.06)	—
From net realized gain	(1.91)	(5.33)	(0.16)	—	(3.35)
Total distributions	(1.91)	(5.35)	(0.23)	(0.06)	(3.35)
Net asset value, end of year	$ 32.61	$ 25.39	$ 26.17	$ 19.76	$ 18.77
Total Return(c)
Based on net asset value	37.40%	17.96%	33.81%(d)	5.63%	(7.76)%
Ratios to Average Net Assets(e)
Total expenses	0.66%	0.66%	0.67%	0.69%	0.69%
Total expenses after fees waived and/or reimbursed	0.57%	0.57%	0.57%	0.57%	0.57%
Net investment income	0.08%	0.13%	0.27%	0.53%	0.18%
Supplemental Data
Net assets, end of year (000)	$ 38,144	$ 8,168	$ 5,855	$ 2,489	$ 2,177
Portfolio turnover rate	98%	149%	128%	130%	130%

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Where applicable, assumes the reinvestment of distributions.
(d)	Includes a payment received from an affiliate, which had no impact on the Fund’s total return.
(e)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
See notes to financial statements.
Financial Highlights
51

Financial Highlights  (continued)
(For a share outstanding throughout each period)

BlackRock Advantage Large Cap Growth Fund (continued)
Class R
	Year Ended 05/31/26	Year Ended 05/31/25	Year Ended 05/31/24	Year Ended 05/31/23	Year Ended 05/31/22
Net asset value, beginning of year	$ 25.00	$ 25.86	$ 19.57	$ 18.64	$ 23.17
Net investment loss(a)	(0.13)	(0.10)	(0.06)	(0.00)(b)	(0.09)
Net realized and unrealized gain (loss)	8.96	4.46	6.51	0.94	(1.25)
Net increase (decrease) from investment operations	8.83	4.36	6.45	0.94	(1.34)
Distributions(c)
From net investment income	—	—	—	(0.01)	—
From net realized gain	(1.78)	(5.22)	(0.16)	—	(3.19)
Total distributions	(1.78)	(5.22)	(0.16)	(0.01)	(3.19)
Net asset value, end of year	$ 32.05	$ 25.00	$ 25.86	$ 19.57	$ 18.64
Total Return(d)
Based on net asset value	36.62%	17.29%	33.12%(e)	5.03%	(8.28)%
Ratios to Average Net Assets(f)
Total expenses	1.36%	1.37%	1.40%	1.42%	1.50%
Total expenses after fees waived and/or reimbursed	1.12%	1.12%	1.12%	1.12%	1.12%
Net investment loss	(0.48)%	(0.41)%	(0.28)%	(0.03)%	(0.39)%
Supplemental Data
Net assets, end of year (000)	$ 3,919	$ 2,292	$ 1,561	$ 530	$ 349
Portfolio turnover rate	98%	149%	128%	130%	130%

(a)	Based on average shares outstanding.
(b)	Amount is less than $0.005 per share.
(c)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)	Where applicable, assumes the reinvestment of distributions.
(e)	Includes a payment received from an affiliate, which had no impact on the Fund’s total return.
(f)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
See notes to financial statements.
522026 BlackRock Annual Financial Statements and Additional Information

Financial Highlights
(For a share outstanding throughout each period)

BlackRock Advantage Small Cap Core Fund
Institutional
	Year Ended 05/31/26	Year Ended 05/31/25	Year Ended 05/31/24	Year Ended 05/31/23	Year Ended 05/31/22
Net asset value, beginning of year	$ 17.26	$ 17.35	$ 14.06	$ 15.35	$ 20.72
Net investment income(a)	0.14	0.14	0.14	0.14	0.13
Net realized and unrealized gain (loss)	7.44	(0.09)	3.31	(1.02)	(3.28)
Net increase (decrease) from investment operations	7.58	0.05	3.45	(0.88)	(3.15)
Distributions(b)
From net investment income	(0.14)	(0.14)	(0.16)	(0.12)	(0.14)
From net realized gain	(0.81)	—	—	(0.29)	(2.08)
Total distributions	(0.95)	(0.14)	(0.16)	(0.41)	(2.22)
Net asset value, end of year	$ 23.89	$ 17.26	$ 17.35	$ 14.06	$ 15.35
Total Return(c)
Based on net asset value	44.80%	0.21%	24.68%	(5.75)%	(16.89)%
Ratios to Average Net Assets(d)
Total expenses	0.58%	0.57%	0.57%	0.59%	0.59%
Total expenses after fees waived and/or reimbursed	0.50%	0.50%	0.50%	0.50%	0.50%
Net investment income	0.67%	0.78%	0.86%	0.93%	0.69%
Supplemental Data
Net assets, end of year (000)	$ 3,265,494	$ 2,171,665	$ 2,020,581	$ 2,152,757	$ 2,501,959
Portfolio turnover rate	92%	88%	75%	93%	81%

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Where applicable, assumes the reinvestment of distributions.
(d)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
See notes to financial statements.
Financial Highlights
53

Financial Highlights  (continued)
(For a share outstanding throughout each period)

BlackRock Advantage Small Cap Core Fund (continued)
Investor A
	Year Ended 05/31/26	Year Ended 05/31/25	Year Ended 05/31/24	Year Ended 05/31/23	Year Ended 05/31/22
Net asset value, beginning of year	$ 17.13	$ 17.23	$ 13.96	$ 15.24	$ 20.58
Net investment income(a)	0.08	0.09	0.09	0.10	0.08
Net realized and unrealized gain (loss)	7.38	(0.09)	3.30	(1.01)	(3.25)
Net increase (decrease) from investment operations	7.46	0.00	3.39	(0.91)	(3.17)
Distributions(b)
From net investment income	(0.09)	(0.10)	(0.12)	(0.08)	(0.09)
From net realized gain	(0.81)	—	—	(0.29)	(2.08)
Total distributions	(0.90)	(0.10)	(0.12)	(0.37)	(2.17)
Net asset value, end of year	$ 23.69	$ 17.13	$ 17.23	$ 13.96	$ 15.24
Total Return(c)
Based on net asset value	44.41%	(0.06)%	24.42%	(5.98)%	(17.08)%
Ratios to Average Net Assets(d)
Total expenses	0.92%	0.91%	0.93%	0.93%	0.92%
Total expenses after fees waived and/or reimbursed	0.75%	0.75%	0.75%	0.75%	0.75%
Net investment income	0.42%	0.52%	0.59%	0.67%	0.44%
Supplemental Data
Net assets, end of year (000)	$ 760,374	$ 660,533	$ 382,878	$ 315,694	$ 358,594
Portfolio turnover rate	92%	88%	75%	93%	81%

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions.
(d)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
See notes to financial statements.
542026 BlackRock Annual Financial Statements and Additional Information

Financial Highlights  (continued)
(For a share outstanding throughout each period)

BlackRock Advantage Small Cap Core Fund (continued)
Investor C
	Year Ended 05/31/26	Year Ended 05/31/25	Year Ended 05/31/24	Year Ended 05/31/23	Year Ended 05/31/22
Net asset value, beginning of year	$ 16.50	$ 16.64	$ 13.50	$ 14.80	$ 20.08
Net investment loss(a)	(0.06)	(0.04)	(0.03)	(0.01)	(0.05)
Net realized and unrealized gain (loss)	7.09	(0.10)	3.20	(0.98)	(3.18)
Net increase (decrease) from investment operations	7.03	(0.14)	3.17	(0.99)	(3.23)
Distributions(b)
From net investment income	—	—	(0.03)	(0.02)	—
From net realized gain	(0.80)	—	—	(0.29)	(2.05)
Total distributions	(0.80)	—	(0.03)	(0.31)	(2.05)
Net asset value, end of year	$ 22.73	$ 16.50	$ 16.64	$ 13.50	$ 14.80
Total Return(c)
Based on net asset value	43.32%	(0.82)%	23.55%	(6.70)%	(17.74)%
Ratios to Average Net Assets(d)
Total expenses	1.68%	1.65%	1.71%	1.69%	1.64%
Total expenses after fees waived and/or reimbursed	1.50%	1.50%	1.50%	1.50%	1.50%
Net investment loss	(0.33)%	(0.21)%	(0.18)%	(0.07)%	(0.30)%
Supplemental Data
Net assets, end of year (000)	$ 11,926	$ 10,474	$ 11,679	$ 9,276	$ 10,969
Portfolio turnover rate	92%	88%	75%	93%	81%

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions.
(d)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
See notes to financial statements.
Financial Highlights
55

Financial Highlights  (continued)
(For a share outstanding throughout each period)

BlackRock Advantage Small Cap Core Fund (continued)
Class K
	Year Ended 05/31/26	Year Ended 05/31/25	Year Ended 05/31/24	Year Ended 05/31/23	Year Ended 05/31/22
Net asset value, beginning of year	$ 17.28	$ 17.37	$ 14.07	$ 15.36	$ 20.73
Net investment income(a)	0.15	0.15	0.14	0.14	0.13
Net realized and unrealized gain (loss)	7.45	(0.09)	3.33	(1.02)	(3.27)
Net increase (decrease) from investment operations	7.60	0.06	3.47	(0.88)	(3.14)
Distributions(b)
From net investment income	(0.15)	(0.15)	(0.17)	(0.12)	(0.15)
From net realized gain	(0.81)	—	—	(0.29)	(2.08)
Total distributions	(0.96)	(0.15)	(0.17)	(0.41)	(2.23)
Net asset value, end of year	$ 23.92	$ 17.28	$ 17.37	$ 14.07	$ 15.36
Total Return(c)
Based on net asset value	44.87%	0.25%	24.80%	(5.70)%	(16.84)%
Ratios to Average Net Assets(d)
Total expenses	0.51%	0.51%	0.51%	0.51%	0.51%
Total expenses after fees waived and/or reimbursed	0.45%	0.45%	0.45%	0.45%	0.45%
Net investment income	0.73%	0.84%	0.89%	0.97%	0.73%
Supplemental Data
Net assets, end of year (000)	$ 1,229,683	$ 1,124,484	$ 1,099,659	$ 964,449	$ 967,682
Portfolio turnover rate	92%	88%	75%	93%	81%

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Where applicable, assumes the reinvestment of distributions.
(d)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
See notes to financial statements.
562026 BlackRock Annual Financial Statements and Additional Information

Financial Highlights
(For a share outstanding throughout each period)

BlackRock Advantage Large Cap Core Fund
Institutional
	Year Ended 05/31/26	Year Ended 05/31/25	Year Ended 05/31/24	Year Ended 05/31/23	Period from 10/01/21 to 05/31/22	Year Ended 09/30/21
Net asset value, beginning of period	$ 22.07	$ 22.42	$ 17.36	$ 18.39	$ 23.32	$ 18.78
Net investment income(a)	0.17	0.18	0.19	0.20	0.13	0.19
Net realized and unrealized gain (loss)	7.13	2.57	5.06	(0.18)	(0.87)	5.31
Net increase (decrease) from investment operations	7.30	2.75	5.25	0.02	(0.74)	5.50
Distributions(b)
From net investment income	(0.15)	(0.18)	(0.19)	(0.20)	(0.19)	(0.22)
From net realized gain	(1.93)	(2.92)	—	(0.85)	(4.00)	(0.74)
Total distributions	(2.08)	(3.10)	(0.19)	(1.05)	(4.19)	(0.96)
Net asset value, end of period	$ 27.29	$ 22.07	$ 22.42	$ 17.36	$ 18.39	$ 23.32
Total Return(c)
Based on net asset value	35.02%	12.62%	30.47%	0.63%	(5.20)%(d)	30.31%
Ratios to Average Net Assets(e)
Total expenses	0.60%	0.60%	0.63%	0.63%	0.61%(f)(g)	0.68%(h)
Total expenses after fees waived and/or reimbursed	0.48%	0.48%	0.48%	0.48%	0.48%(f)(g)	0.48%(h)
Net investment income	0.71%	0.81%	0.95%	1.17%	0.92%(f)(g)	0.87%(h)
Supplemental Data
Net assets, end of period (000)	$ 1,686,557	$ 1,256,681	$ 1,193,777	$ 1,479,014	$ 1,547,621	$ 1,721,850
Portfolio turnover rate	106%	117%	116%	105%	73%(i)	111%(i)

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Where applicable, assumes the reinvestment of distributions.
(d)	Not annualized.
(e)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(f)	Annualized.
(g)
From October 1, 2021 through April 25, 2022, the Fund invested in the Master Advantage Large Cap Core Portfolio (the “Master Portfolio”) as part of a master-feeder structure and received its corresponding allocated fees waived and expenses and/or net investment income from the Master Portfolio. Includes the Fund’s share of the Master Portfolio’s allocated fees waived of 0.01%.

(h)	Includes the Fund’s share of the Master Portfolio’s allocated expenses and/or net investment income. Includes the Fund’s share of the Master Portfolio’s allocated fees waived of less than 0.01%.
(i)	Portfolio turnover rate includes transactions from the Master Portfolio prior to April 25, 2022.
See notes to financial statements.
Financial Highlights
57

Financial Highlights  (continued)
(For a share outstanding throughout each period)

BlackRock Advantage Large Cap Core Fund (continued)
Investor A
	Year Ended 05/31/26	Year Ended 05/31/25	Year Ended 05/31/24	Year Ended 05/31/23	Period from 10/01/21 to 05/31/22	Year Ended 09/30/21
Net asset value, beginning of period	$ 20.66	$ 21.17	$ 16.40	$ 17.44	$ 22.30	$ 18.00
Net investment income(a)	0.10	0.12	0.13	0.15	0.09	0.13
Net realized and unrealized gain (loss)	6.65	2.42	4.79	(0.19)	(0.82)	5.08
Net increase (decrease) from investment operations	6.75	2.54	4.92	(0.04)	(0.73)	5.21
Distributions(b)
From net investment income	(0.10)	(0.13)	(0.15)	(0.15)	(0.13)	(0.17)
From net realized gain	(1.93)	(2.92)	—	(0.85)	(4.00)	(0.74)
Total distributions	(2.03)	(3.05)	(0.15)	(1.00)	(4.13)	(0.91)
Net asset value, end of period	$ 25.38	$ 20.66	$ 21.17	$ 16.40	$ 17.44	$ 22.30
Total Return(c)
Based on net asset value	34.67%	12.34%	30.18%	0.34%	(5.37)%(d)	30.01%
Ratios to Average Net Assets(e)
Total expenses	0.86%	0.86%	0.88%	0.90%	0.86%(f)(g)	0.93%(h)
Total expenses after fees waived and/or reimbursed	0.73%	0.73%	0.73%	0.73%	0.73%(f)(g)	0.73%(h)
Net investment income	0.46%	0.56%	0.70%	0.92%	0.67%(f)(g)	0.62%(h)
Supplemental Data
Net assets, end of period (000)	$ 1,958,678	$ 1,582,288	$ 1,547,821	$ 1,271,384	$ 1,382,899	$ 1,519,185
Portfolio turnover rate	106%	117%	116%	105%	73%(i)	111%(i)

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions.
(d)	Not annualized.
(e)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(f)	Annualized.
(g)
From October 1, 2021 through April 25, 2022, the Fund invested in the Master Advantage Large Cap Core Portfolio (the “Master Portfolio”) as part of a master-feeder structure and received its corresponding allocated fees waived and expenses and/or net investment income from the Master Portfolio. Includes the Fund’s share of the Master Portfolio’s allocated fees waived of 0.01%.

(h)	Includes the Fund’s share of the Master Portfolio’s allocated expenses and/or net investment income. Includes the Fund’s share of the Master Portfolio’s allocated fees waived of less than 0.01%.
(i)	Portfolio turnover rate includes transactions from the Master Portfolio prior to April 25, 2022.
See notes to financial statements.
582026 BlackRock Annual Financial Statements and Additional Information

Financial Highlights  (continued)
(For a share outstanding throughout each period)

BlackRock Advantage Large Cap Core Fund (continued)
Investor C
	Year Ended 05/31/26	Year Ended 05/31/25	Year Ended 05/31/24	Year Ended 05/31/23	Period from 10/01/21 to 05/31/22	Year Ended 09/30/21
Net asset value, beginning of period	$ 15.66	$ 16.73	$ 13.01	$ 14.06	$ 18.68	$ 15.14
Net investment income (loss)(a)	(0.05)	(0.03)	(0.01)	0.02	(0.01)	(0.02)
Net realized and unrealized gain (loss)	4.94	1.91	3.80	(0.16)	(0.61)	4.28
Net increase (decrease) from investment operations	4.89	1.88	3.79	(0.14)	(0.62)	4.26
Distributions(b)
From net investment income	(0.00)(c)	(0.03)	(0.07)	(0.06)	(0.00)(c)	—
From net realized gain	(1.93)	(2.92)	—	(0.85)	(4.00)	(0.72)
Total distributions	(1.93)	(2.95)	(0.07)	(0.91)	(4.00)	(0.72)
Net asset value, end of period	$ 18.62	$ 15.66	$ 16.73	$ 13.01	$ 14.06	$ 18.68
Total Return(d)
Based on net asset value	33.61%	11.52%	29.21%	(0.42)%	(5.81)%(e)	29.03%
Ratios to Average Net Assets(f)
Total expenses	1.68%	1.68%	1.69%	1.72%	1.69%(g)(h)	1.69%(i)
Total expenses after fees waived and/or reimbursed	1.48%	1.48%	1.48%	1.48%	1.48%(g)(h)	1.48%(i)
Net investment income (loss)	(0.29)%	(0.19)%	(0.05)%	0.17%	(0.08)%(g)(h)	(0.13)%(i)
Supplemental Data
Net assets, end of period (000)	$ 53,145	$ 44,961	$ 44,928	$ 31,813	$ 38,506	$ 42,561
Portfolio turnover rate	106%	117%	116%	105%	73%(j)	111%(j)

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Amount is greater than $(0.005) per share.
(d)	Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions.
(e)	Not annualized.
(f)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(g)	Annualized.
(h)
From October 1, 2021 through April 25, 2022, the Fund invested in the Master Advantage Large Cap Core Portfolio (the “Master Portfolio”) as part of a master-feeder structure and received its corresponding allocated fees waived and expenses and/or net investment income from the Master Portfolio. Includes the Fund’s share of the Master Portfolio’s allocated fees waived of 0.01%.

(i)	Includes the Fund’s share of the Master Portfolio’s allocated expenses and/or net investment income. Includes the Fund’s share of the Master Portfolio’s allocated fees waived of less than 0.01%.
(j)	Portfolio turnover rate includes transactions from the Master Portfolio prior to April 25, 2022.
See notes to financial statements.
Financial Highlights
59

Financial Highlights  (continued)
(For a share outstanding throughout each period)

BlackRock Advantage Large Cap Core Fund (continued)
Class K
	Year Ended 05/31/26	Year Ended 05/31/25	Year Ended 05/31/24	Year Ended 05/31/23	Period from 10/01/21 to 05/31/22	Year Ended 09/30/21
Net asset value, beginning of period	$ 22.08	$ 22.42	$ 17.36	$ 18.40	$ 23.34	$ 18.79
Net investment income(a)	0.18	0.19	0.20	0.21	0.13	0.20
Net realized and unrealized gain (loss)	7.13	2.59	5.06	(0.19)	(0.87)	5.32
Net increase (decrease) from investment operations	7.31	2.78	5.26	0.02	(0.74)	5.52
Distributions(b)
From net investment income	(0.16)	(0.20)	(0.20)	(0.21)	(0.20)	(0.23)
From net realized gain	(1.93)	(2.92)	—	(0.85)	(4.00)	(0.74)
Total distributions	(2.09)	(3.12)	(0.20)	(1.06)	(4.20)	(0.97)
Net asset value, end of period	$ 27.30	$ 22.08	$ 22.42	$ 17.36	$ 18.40	$ 23.34
Total Return(c)
Based on net asset value	35.08%	12.73%	30.53%	0.63%	(5.18)%(d)	30.42%
Ratios to Average Net Assets(e)
Total expenses	0.51%	0.51%	0.52%	0.54%	0.51%(f)(g)	0.55%(h)
Total expenses after fees waived and/or reimbursed	0.43%	0.43%	0.43%	0.43%	0.43%(f)(g)	0.43%(h)
Net investment income	0.76%	0.85%	1.01%	1.22%	0.98%(f)(g)	0.91%(h)
Supplemental Data
Net assets, end of period (000)	$ 183,689	$ 122,088	$ 41,460	$ 31,568	$ 61,965	$ 56,736
Portfolio turnover rate	106%	117%	116%	105%	73%(i)	111%(i)

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Where applicable, assumes the reinvestment of distributions.
(d)	Not annualized.
(e)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(f)	Annualized.
(g)
From October 1, 2021 through April 25, 2022, the Fund invested in the Master Advantage Large Cap Core Portfolio (the “Master Portfolio”) as part of a master-feeder structure and received its corresponding allocated fees waived and expenses and/or net investment income from the Master Portfolio. Includes the Fund’s share of the Master Portfolio’s allocated fees waived of 0.01%.

(h)	Includes the Fund’s share of the Master Portfolio’s allocated expenses and/or net investment income. Includes the Fund’s share of the Master Portfolio’s allocated fees waived of less than 0.01%.
(i)	Portfolio turnover rate includes transactions from the Master Portfolio prior to April 25, 2022.
See notes to financial statements.
602026 BlackRock Annual Financial Statements and Additional Information

Financial Highlights  (continued)
(For a share outstanding throughout each period)

BlackRock Advantage Large Cap Core Fund (continued)
Class R
	Year Ended 05/31/26	Year Ended 05/31/25	Year Ended 05/31/24	Year Ended 05/31/23	Period from 10/01/21 to 05/31/22	Year Ended 09/30/21
Net asset value, beginning of period	$ 18.31	$ 19.07	$ 14.80	$ 15.84	$ 20.60	$ 16.66
Net investment income(a)	0.04	0.06	0.07	0.10	0.05	0.07
Net realized and unrealized gain (loss)	5.84	2.18	4.32	(0.17)	(0.72)	4.70
Net increase (decrease) from investment operations	5.88	2.24	4.39	(0.07)	(0.67)	4.77
Distributions(b)
From net investment income	(0.06)	(0.08)	(0.12)	(0.12)	(0.09)	(0.09)
From net realized gain	(1.93)	(2.92)	—	(0.85)	(4.00)	(0.74)
Total distributions	(1.99)	(3.00)	(0.12)	(0.97)	(4.09)	(0.83)
Net asset value, end of period	$ 22.20	$ 18.31	$ 19.07	$ 14.80	$ 15.84	$ 20.60
Total Return(c)
Based on net asset value	34.30%	12.08%	29.82%	0.14%	(5.55)%(d)	29.67%
Ratios to Average Net Assets(e)
Total expenses	1.19%	1.21%	1.22%	1.24%	1.23%(f)(g)	1.26%(h)
Total expenses after fees waived and/or reimbursed	0.98%	0.98%	0.98%	0.98%	0.98%(f)(g)	0.98%(h)
Net investment income	0.21%	0.31%	0.44%	0.68%	0.42%(f)(g)	0.37%(h)
Supplemental Data
Net assets, end of period (000)	$ 13,522	$ 15,982	$ 19,237	$ 11,479	$ 13,967	$ 14,399
Portfolio turnover rate	106%	117%	116%	105%	73%(i)	111%(i)

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Where applicable, assumes the reinvestment of distributions.
(d)	Not annualized.
(e)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(f)	Annualized.
(g)
From October 1, 2021 through April 25, 2022, the Fund invested in the Master Advantage Large Cap Core Portfolio (the “Master Portfolio”) as part of a master-feeder structure and received its corresponding allocated fees waived and expenses and/or net investment income from the Master Portfolio. Includes the Fund’s share of the Master Portfolio’s allocated fees waived of 0.01%.

(h)	Includes the Fund’s share of the Master Portfolio’s allocated expenses and/or net investment income. Includes the Fund’s share of the Master Portfolio’s allocated fees waived of less than 0.01%.
(i)	Portfolio turnover rate includes transactions from the Master Portfolio prior to April 25, 2022.
See notes to financial statements.
Financial Highlights
61

Financial Highlights
(For a share outstanding throughout each period)

BlackRock Advantage Large Cap Value Fund
Institutional
	Year Ended 05/31/26	Year Ended 05/31/25	Year Ended 05/31/24	Year Ended 05/31/23	Year Ended 05/31/22
Net asset value, beginning of year	$ 30.91	$ 32.45	$ 26.63	$ 29.79	$ 35.07
Net investment income(a)	0.44	0.48	0.51	0.47	0.45
Net realized and unrealized gain (loss)	9.09	2.31	6.16	(2.02)	(0.21)
Net increase (decrease) from investment operations	9.53	2.79	6.67	(1.55)	0.24
Distributions(b)
From net investment income	(0.43)	(0.49)	(0.50)	(0.47)	(0.47)
From net realized gain	(2.58)	(3.84)	(0.35)	(1.14)	(5.05)
Total distributions	(3.01)	(4.33)	(0.85)	(1.61)	(5.52)
Net asset value, end of year	$ 37.43	$ 30.91	$ 32.45	$ 26.63	$ 29.79
Total Return(c)
Based on net asset value	33.07%	8.89%	25.48%	(4.97)%	0.63%
Ratios to Average Net Assets(d)
Total expenses	0.72%	0.71%	0.71%	0.70%	0.70%
Total expenses after fees waived and/or reimbursed	0.54%	0.54%	0.54%	0.54%	0.54%
Net investment income	1.34%	1.52%	1.73%	1.72%	1.41%
Supplemental Data
Net assets, end of year (000)	$ 303,078	$ 206,775	$ 193,379	$ 164,434	$ 186,903
Portfolio turnover rate	120%	120%	118%	116%	136%

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Where applicable, assumes the reinvestment of distributions.
(d)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
See notes to financial statements.
622026 BlackRock Annual Financial Statements and Additional Information

Financial Highlights  (continued)
(For a share outstanding throughout each period)

BlackRock Advantage Large Cap Value Fund (continued)
Investor A
	Year Ended 05/31/26	Year Ended 05/31/25	Year Ended 05/31/24	Year Ended 05/31/23	Year Ended 05/31/22
Net asset value, beginning of year	$ 29.86	$ 31.48	$ 25.86	$ 28.98	$ 34.26
Net investment income(a)	0.35	0.39	0.43	0.39	0.36
Net realized and unrealized gain (loss)	8.76	2.24	5.97	(1.97)	(0.20)
Net increase (decrease) from investment operations	9.11	2.63	6.40	(1.58)	0.16
Distributions(b)
From net investment income	(0.35)	(0.41)	(0.43)	(0.40)	(0.39)
From net realized gain	(2.58)	(3.84)	(0.35)	(1.14)	(5.05)
Total distributions	(2.93)	(4.25)	(0.78)	(1.54)	(5.44)
Net asset value, end of year	$ 36.04	$ 29.86	$ 31.48	$ 25.86	$ 28.98
Total Return(c)
Based on net asset value	32.76%	8.63%	25.15%	(5.22)%	0.40%
Ratios to Average Net Assets(d)
Total expenses	0.97%	0.96%	0.96%	0.97%	0.97%
Total expenses after fees waived and/or reimbursed	0.79%	0.79%	0.79%	0.79%	0.79%
Net investment income	1.10%	1.28%	1.48%	1.47%	1.16%
Supplemental Data
Net assets, end of year (000)	$ 464,095	$ 386,921	$ 393,788	$ 345,671	$ 394,334
Portfolio turnover rate	120%	120%	118%	116%	136%

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions.
(d)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
See notes to financial statements.
Financial Highlights
63

Financial Highlights  (continued)
(For a share outstanding throughout each period)

BlackRock Advantage Large Cap Value Fund (continued)
Investor C
	Year Ended 05/31/26	Year Ended 05/31/25	Year Ended 05/31/24	Year Ended 05/31/23	Year Ended 05/31/22
Net asset value, beginning of year	$ 26.56	$ 28.44	$ 23.43	$ 26.40	$ 31.69
Net investment income(a)	0.10	0.14	0.19	0.17	0.12
Net realized and unrealized gain (loss)	7.73	2.02	5.40	(1.78)	(0.19)
Net increase (decrease) from investment operations	7.83	2.16	5.59	(1.61)	(0.07)
Distributions(b)
From net investment income	(0.15)	(0.20)	(0.23)	(0.22)	(0.17)
From net realized gain	(2.58)	(3.84)	(0.35)	(1.14)	(5.05)
Total distributions	(2.73)	(4.04)	(0.58)	(1.36)	(5.22)
Net asset value, end of year	$ 31.66	$ 26.56	$ 28.44	$ 23.43	$ 26.40
Total Return(c)
Based on net asset value	31.76%	7.80%	24.21%	(5.89)%	(0.38)%
Ratios to Average Net Assets(d)
Total expenses	1.77%	1.75%	1.76%	1.74%	1.73%
Total expenses after fees waived and/or reimbursed	1.54%	1.54%	1.54%	1.54%	1.54%
Net investment income	0.35%	0.53%	0.73%	0.72%	0.41%
Supplemental Data
Net assets, end of year (000)	$ 14,651	$ 13,867	$ 14,553	$ 14,894	$ 18,099
Portfolio turnover rate	120%	120%	118%	116%	136%

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions.
(d)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
See notes to financial statements.
642026 BlackRock Annual Financial Statements and Additional Information

Financial Highlights  (continued)
(For a share outstanding throughout each period)

BlackRock Advantage Large Cap Value Fund (continued)
Class K
	Year Ended 05/31/26	Year Ended 05/31/25	Year Ended 05/31/24	Year Ended 05/31/23	Year Ended 05/31/22
Net asset value, beginning of year	$ 30.91	$ 32.45	$ 26.64	$ 29.80	$ 35.08
Net investment income(a)	0.46	0.50	0.53	0.48	0.47
Net realized and unrealized gain (loss)	9.10	2.31	6.14	(2.01)	(0.22)
Net increase (decrease) from investment operations	9.56	2.81	6.67	(1.53)	0.25
Distributions(b)
From net investment income	(0.45)	(0.51)	(0.51)	(0.49)	(0.48)
From net realized gain	(2.58)	(3.84)	(0.35)	(1.14)	(5.05)
Total distributions	(3.03)	(4.35)	(0.86)	(1.63)	(5.53)
Net asset value, end of year	$ 37.44	$ 30.91	$ 32.45	$ 26.64	$ 29.80
Total Return(c)
Based on net asset value	33.16%	8.94%	25.49%	(4.91)%	0.69%
Ratios to Average Net Assets(d)
Total expenses	0.64%	0.63%	0.62%	0.63%	0.63%
Total expenses after fees waived and/or reimbursed	0.49%	0.49%	0.49%	0.49%	0.49%
Net investment income	1.39%	1.57%	1.80%	1.77%	1.47%
Supplemental Data
Net assets, end of year (000)	$ 17,076	$ 12,116	$ 12,053	$ 10,451	$ 10,210
Portfolio turnover rate	120%	120%	118%	116%	136%

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Where applicable, assumes the reinvestment of distributions.
(d)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
See notes to financial statements.
Financial Highlights
65

Financial Highlights  (continued)
(For a share outstanding throughout each period)

BlackRock Advantage Large Cap Value Fund (continued)
Class R
	Year Ended 05/31/26	Year Ended 05/31/25	Year Ended 05/31/24	Year Ended 05/31/23	Year Ended 05/31/22
Net asset value, beginning of year	$ 28.02	$ 29.80	$ 24.52	$ 27.56	$ 32.84
Net investment income(a)	0.25	0.30	0.34	0.31	0.27
Net realized and unrealized gain (loss)	8.20	2.10	5.65	(1.87)	(0.19)
Net increase (decrease) from investment operations	8.45	2.40	5.99	(1.56)	0.08
Distributions(b)
From net investment income	(0.29)	(0.34)	(0.36)	(0.34)	(0.31)
From net realized gain	(2.58)	(3.84)	(0.35)	(1.14)	(5.05)
Total distributions	(2.87)	(4.18)	(0.71)	(1.48)	(5.36)
Net asset value, end of year	$ 33.60	$ 28.02	$ 29.80	$ 24.52	$ 27.56
Total Return(c)
Based on net asset value	32.47%	8.31%	24.84%	(5.43)%	0.14%
Ratios to Average Net Assets(d)
Total expenses	1.36%	1.33%	1.35%	1.36%	1.35%
Total expenses after fees waived and/or reimbursed	1.04%	1.04%	1.04%	1.04%	1.04%
Net investment income	0.84%	1.03%	1.23%	1.22%	0.91%
Supplemental Data
Net assets, end of year (000)	$ 6,893	$ 5,344	$ 7,729	$ 6,925	$ 8,440
Portfolio turnover rate	120%	120%	118%	116%	136%

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Where applicable, assumes the reinvestment of distributions.
(d)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
See notes to financial statements.
662026 BlackRock Annual Financial Statements and Additional Information

Notes to Financial Statements
1.
ORGANIZATION
BlackRock FundsSM (the “Trust”) and BlackRock Large Cap Series Funds, Inc. (the “Corporation”) are each registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as open-end management investment companies. The Trust is organized as a Massachusetts business trust. The Corporation is organized as a Maryland corporation. BlackRock Advantage International Fund, BlackRock Advantage Large Cap Growth Fund and BlackRock Advantage Small Cap Core Fund are series of the Trust. BlackRock Advantage Large Cap Core Fund and BlackRock Advantage Large Cap Value Fund are series of the Corporation. The following are referred to herein collectively as the “Funds” or individually as a “Fund”:
Fund Name	Herein Referred To As	Diversification Classification
BlackRock Advantage International Fund	Advantage International	Diversified
BlackRock Advantage Large Cap Growth Fund	Advantage Large Cap Growth	Diversified
BlackRock Advantage Small Cap Core Fund	Advantage Small Cap Core	Diversified
BlackRock Advantage Large Cap Core Fund	Advantage Large Cap Core	Diversified
BlackRock Advantage Large Cap Value Fund	Advantage Large Cap Value	Diversified
Each Fund offers multiple classes of shares. All classes of shares have identical voting, dividend, liquidation and other rights and are subject to the same terms and conditions, except that certain classes bear expenses related to the shareholder servicing and distribution of such shares. Institutional and Class K Shares are sold only to certain eligible investors. Investor A, Investor C and Class R Shares bear certain expenses related to shareholder servicing of such shares, and Investor C and Class R Shares also bear certain expenses related to the distribution of such shares. Investor A and Investor C Shares are generally available through financial intermediaries. Class R Shares are sold only to certain employer-sponsored retirement plans. Each class has exclusive voting rights with respect to matters relating to its shareholder servicing and distribution expenditures (except that Investor C shareholders may vote on material changes to the Investor A Shares distribution and service plan).
Share Class	Initial Sales Charge	CDSC	Conversion Privilege
Institutional, Class K and Class R Shares	No	No	None
Investor A Shares	Yes	No(a)	None
Investor C Shares	No	Yes(b)	To Investor A Shares after approximately 8 years
(a) Investor A Shares may be subject to a contingent deferred sales charge (“CDSC”) for certain redemptions where no initial sales charge was paid at the time of purchase.
(b) A CDSC of 1.00% is assessed on certain redemptions of Investor C Shares made within one year after purchase.
The Board of Directors of the Corporation and the Board of Trustees of the Trust are collectively referred to throughout this report as the “Board”, and the directors/trustees thereof are collectively referred to throughout this report as “Directors.”
The Board previously approved certain changes to Advantage Large Cap Growth’s and Advantage Large Cap Value’s investment strategies and investment process. Under normal circumstances, Advantage Large Cap Growth seeks to invest at least 80% of its net assets plus the amount of any borrowings for investment purposes in large cap growth equity securities of U.S. issuers and derivatives that provide investment exposure to such securities or to one or more market risk factors associated with such securities and Advantage Large Cap Value seeks to invest at least 80% of its net assets plus the amount of any borrowings for investment purposes in large cap value equity securities of U.S. issuers and derivatives that provide investment exposure to such securities or to one or more market risk factors associated with such securities. These changes were effective on September 26, 2025.
On May 19, 2026, the Board approved the reorganization of BlackRock Advantage Large Cap Value Fund into a newly created ETF, iShares Enhanced Large Cap Value Active ETF. The newly created ETF will have identical investment objectives, investment policies and investment strategies as BlackRock Advantage Large Cap Value Fund. The reorganization is expected to close on or about November 20, 2026.
The Funds, together with certain other registered investment companies advised by BlackRock Advisors, LLC (the “Manager”) or its affiliates, are included in a complex of funds referred to as the BlackRock Multi-Asset Complex.
2.
SIGNIFICANT ACCOUNTING POLICIES
The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. Each Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. Below is a summary of significant accounting policies:
Investment Transactions and Income Recognition: For financial reporting purposes, investment transactions are recorded on the dates the transactions are executed. Realized gains and losses on investment transactions are determined using the specific identification method. Dividend income and capital gain distributions, if any, are recorded on the ex-dividend dates. Non-cash dividends, if any, are recorded on the ex-dividend dates at fair value. Dividends from foreign securities where the ex-dividend dates may have passed are subsequently recorded when the Funds are informed of the ex-dividend dates. Under the applicable foreign tax laws, a withholding tax at various rates may be imposed on capital gains, dividends and interest. Upon notification from issuers, a portion of the dividend income received from a real estate investment trust may be redesignated as a reduction of cost of the related investment and/or realized gain. Income, expenses and realized and unrealized gains and losses are allocated daily to each class based on its relative net assets.
Foreign Currency Translation: Each Fund’s books and records are maintained in U.S. dollars. Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates determined as of the close of trading on the New York Stock Exchange (“NYSE”). Purchases and sales of investments are
Notes to Financial Statements
67

Notes to Financial Statements  (continued)
recorded at the rates of exchange prevailing on the respective dates of such transactions. Generally, when the U.S. dollar rises in value against a foreign currency, the investments denominated in that currency will lose value; the opposite effect occurs if the U.S. dollar falls in relative value.
Each Fund does not isolate the effect of fluctuations in foreign exchange rates from the effect of fluctuations in the market prices of investments for financial reporting purposes. Accordingly, the effects of changes in exchange rates on investments are not segregated in the Statements of Operations from the effects of changes in market prices of those investments, but are included as a component of net realized and unrealized gain (loss) from investments. Each Fund reports realized currency gains (losses) on foreign currency related transactions as components of net realized gain (loss) for financial reporting purposes, whereas such components are generally treated as ordinary income for U.S. federal income tax purposes.
Foreign Taxes: The Funds may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, capital gains on investments, or certain foreign currency transactions. All foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which each Fund invests. These foreign taxes, if any, are paid by each Fund and are reflected in its Statements of Operations as follows: foreign taxes withheld at source are presented as a reduction of income, foreign taxes on securities lending income are presented as a reduction of securities lending income, foreign taxes on stock dividends are presented as “Foreign taxes withheld”, and foreign taxes on capital gains from sales of investments and foreign taxes on foreign currency transactions are included in their respective net realized gain (loss) categories. Foreign taxes payable or deferred as of May 31, 2026, if any, are disclosed in the Statements of Assets and Liabilities.
Consistent with U.S. GAAP accrual requirements for uncertain tax positions, each Fund recognizes tax reclaims when the Fund determines that it is more likely than not that each Fund will sustain its position that it is due the reclaim.
The Funds file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. The Funds may record a reclaim receivable based on collectability, which includes factors such as the jurisdiction’s applicable laws, payment history and market convention. The Statements of Operations include tax reclaims recorded as well as professional and other fees, if any, associated with recovery of foreign withholding taxes.
Cash: The Funds may maintain cash at their custodian which, at times may exceed United States federally insured limits. The Funds may, at times, have outstanding cash disbursements that exceed deposited cash amounts at the custodian during the reporting period. The Funds are obligated to repay the custodian for any overdraft, including any related costs or expenses, where applicable. For financial reporting purposes, overdraft fees, if any, are included in interest expense in the Statements of Operations.
Collateralization: If required by an exchange or counterparty agreement, the Funds may be required to deliver/deposit cash and/or securities to/with an exchange, or broker-dealer or custodian as collateral for certain investments.
Distributions: Distributions paid by the Funds are recorded on the ex-dividend dates. The character and timing of distributions are determined in accordance with U.S. federal income tax regulations, which may differ from U.S. GAAP.
Indemnifications: In the normal course of business, a Fund enters into contracts that contain a variety of representations that provide general indemnification. A Fund’s maximum exposure under these arrangements is unknown because it involves future potential claims against a Fund, which cannot be predicted with any certainty.
Other: Expenses directly related to a Fund or its classes are charged to that Fund or the applicable class. Expenses directly related to the Funds and other shared expenses prorated to the Funds are allocated daily to each class based on their relative net assets or other appropriate methods. Other operating expenses shared by several funds, including other funds managed by the Manager, are prorated among those funds on the basis of relative net assets or other appropriate methods.
The Funds have an arrangement with their custodian whereby credits are earned on uninvested cash balances. For financial reporting purposes, custodian credits, if any, are included in interest income in the Statements of Operations.
Segment Reporting: The Chief Financial Officer acts as the Funds’ Chief Operating Decision Maker (“CODM”) and is responsible for assessing performance and allocating resources with respect to each Fund. The CODM has concluded that each Fund operates as a single operating segment since each Fund has a single investment strategy as disclosed in its prospectus, against which the CODM assesses performance. The financial information provided to and reviewed by the CODM is presented within each Fund’s financial statements.
Recent Accounting Standard: The Funds adopted Financial Accounting Standards Board Update 2023-09, Income Taxes (Topic 740) – Improvements to Income Tax Disclosures (“ASU 2023-09”) during the period. ASU 2023-09 enhances income tax disclosures, including disclosure of income taxes paid disaggregated by jurisdiction. The Funds’ adoption of the new standard did not have a material impact on financial statement disclosures and did not affect each Fund’s financial position or results of operations.
3.
INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS
Investment Valuation Policies: Each Fund’s investments are valued at fair value (also referred to as “market value” within the financial statements) each day that the Fund is open for business and, for financial reporting purposes, as of the report date. U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The Board of each Fund has approved the designation of each Fund’s Manager as the valuation designee for each Fund. Each Fund determines the fair values of its financial instruments using various independent dealers or pricing services under the Manager’s policies. If a security’s market price is not readily available or does not otherwise accurately represent the fair value of the security, the security will be valued in accordance with the Manager’s policies and procedures as reflecting fair value. The Manager has formed a committee (the “Valuation Committee”) to develop pricing policies and procedures and to oversee the pricing function for all financial instruments, with assistance from other BlackRock pricing committees.
682026 BlackRock Annual Financial Statements and Additional Information

Notes to Financial Statements  (continued)
Fair Value Inputs and Methodologies: The following methods and inputs are used to establish the fair value of each Fund’s assets and liabilities:
• Equity investments (except ETF options, equity index options or those that are customized) traded on a recognized securities exchange are valued at that day’s official closing price, as applicable, on the exchange where the stock is primarily traded or, if a reported closing price is not available, the last traded price on the exchange or market on which the security or instrument is primarily traded at the time of valuation or last available bid (long positions) or ask (short positions) price.
• Investments in open-end U.S. mutual funds (including money market funds) are valued at that day’s net asset value (“NAV”).
• Futures contracts are valued based on that day’s last reported settlement or trade price on the exchange where the contract is traded.
Generally, trading in foreign instruments is substantially completed each day at various times prior to the close of trading on the NYSE. Each business day, the Funds use current market factors supplied by independent pricing services to value certain foreign instruments (“Systematic Fair Value Price”). The Systematic Fair Value Price is designed to value such foreign securities at fair value as of the close of trading on the NYSE, which occurs after the close of the local markets.
If events (e.g., market volatility, company announcement or a natural disaster) occur that are expected to materially affect the value of such investment, or in the event that application of these methods of valuation results in a price for an investment that is deemed not to be representative of the market value of such investment, or if a price is not available, the investment will be valued by the Valuation Committee in accordance with the Manager’s policies and procedures as reflecting fair value (“Fair Valued Investments”). The fair valuation approaches that may be used by the Valuation Committee include market approach, income approach and cost approach. Valuation techniques such as discounted cash flow, use of market comparables and matrix pricing are types of valuation approaches and are typically used in determining fair value. When determining the price for Fair Valued Investments, the Valuation Committee seeks to determine the price that each Fund might reasonably expect to receive or pay from the current sale or purchase of that asset or liability in an arm’s-length transaction. Fair value determinations shall be based upon all available factors that the Valuation Committee deems relevant and consistent with the principles of fair value measurement as of the measurement date.
For investments in equity or debt issued by privately held companies or funds (“Private Company” or collectively, the “Private Companies”) and other Fair Valued Investments, the fair valuation approaches that are used by the Valuation Committee and third-party pricing services utilized by the Valuation Committee include one or a combination of, but not limited to, the following inputs:
(i) recent market transactions, including secondary market transactions, merger or acquisition activity and subsequent rounds of financing in the underlying investment or comparable issuers
(ii) recapitalizations and other transactions across the capital structure
(iii) market or relevant indices multiples of comparable issuers
(iv) future cash flows discounted to present and adjusted as appropriate for liquidity, credit, and/or market risks
(v) quoted prices for similar investments or assets in active markets
(vi) other risk factors, such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, recovery rates, liquidation amounts and/or default rates
(vii) audited or unaudited financial statements, investor communications and Private Company financial or operational metrics
(viii) relevant market news and other public sources.
Investments in series of preferred stock issued by Private Companies are typically valued utilizing a market approach to determine the enterprise value of the company. Such investments often contain rights and preferences that differ from other series of preferred and common stock of the same issuer. Enterprise valuation techniques such as an option pricing model (“OPM”), a probability weighted expected return model (“PWERM”), current value method or a hybrid of those techniques are used as deemed appropriate under the circumstances. The use of these valuation techniques involves a determination of the exit scenarios of the investment in order to appropriately allocate the enterprise value of the company among the various parts of its capital structure.
Private Companies are not subject to public company disclosure, timing, and reporting standards applicable to other investments held by a Fund. Certain information made available by a Private Company is as of a date that is earlier than the date a Fund is calculating its NAV. This factor may result in a difference between the value of the investment and the price a Fund could receive upon the sale of the investment.
Fair Value Hierarchy: Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
• Level 1 – Unadjusted price quotations in active markets/exchanges that each Fund has the ability to access for identical assets or liabilities;
• Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
• Level 3 – Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is
Notes to Financial Statements
69

Notes to Financial Statements  (continued)
determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by Private Companies that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities.
4.
SECURITIES AND OTHER INVESTMENTS
Securities Lending: Certain Funds may lend their securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Funds collateral consisting of cash, an irrevocable letter of credit issued by an approved bank, or securities issued or guaranteed by the U.S. Government. The initial collateral received by each Fund is required to have a value of at least 102% of the current market value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities. The collateral is maintained thereafter at a value equal to at least 100% of the current market value of the securities on loan. The market value of the loaned securities is determined at the close of each business day of the Fund and any additional required collateral is delivered to the Fund, or excess collateral is returned by the Fund, on the next business day. During the term of the loan, the Funds are entitled to all distributions made on or in respect of the loaned securities, but do not receive interest income on securities received as collateral. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.
As of period end, any securities on loan were collateralized by cash and/or U.S. Government obligations. Cash collateral invested by the securities lending agent, BlackRock Investment Management, LLC (“BIM”), if any, is disclosed in the Schedules of Investments. Any non-cash collateral received cannot be sold, re-invested or pledged by the Fund, except in the event of borrower default. The securities on loan, if any, are disclosed in the Funds’ Schedules of Investments. The market value of any securities on loan and the value of related collateral, if any, are shown separately in the Statements of Assets and Liabilities as a component of investments at value – unaffiliated and collateral on securities loaned, respectively.
Securities lending transactions are entered into by the Funds under Master Securities Lending Agreements (each, an “MSLA”), which provide the right, in the event of default (including bankruptcy or insolvency), for the non-defaulting party to liquidate the collateral and calculate a net exposure to the defaulting party or request additional collateral. In the event that a borrower defaults, the Funds, as lender, would offset the market value of the collateral received against the market value of the securities loaned. When the value of the collateral is greater than that of the market value of the securities loaned, the lender is left with a net amount payable to the defaulting party. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of an MSLA counterparty’s bankruptcy or insolvency. Under the MSLA, absent an event of default, the borrower can resell or re-pledge the loaned securities, and the Funds can reinvest cash collateral received in connection with loaned securities. Upon an event of default, the parties’ obligations to return the securities or collateral to the other party are extinguished, and the parties can resell or re-pledge the loaned securities or the collateral received in connection with the loaned securities in order to satisfy the defaulting party’s net payment obligation for all transactions under the MSLA. The defaulting party remains liable for any deficiency.
As of period end, the following table is a summary of the Funds’ securities on loan by counterparty which are subject to offset under an MSLA:
Fund Name/Counterparty	Securities Loaned at Value	Cash Collateral Received(a)	Non-Cash Collateral Received, at Fair Value(a)	Net Amount
Advantage International
BofA Securities, Inc.	$305	$(305)	$—	$—
Goldman Sachs & Co. LLC	1,006,894	(1,006,894)	—	—
Morgan Stanley	7,472,180	(7,472,180)	—	—
	$8,479,379	$(8,479,379)	$—	$—
Advantage Large Cap Growth
J.P. Morgan Securities LLC	$807,425	$(807,425)	$—	$—
Advantage Small Cap Core
Barclays Capital, Inc.	$3,255,094	$(3,255,094)	$—	$—
BNP Paribas SA	7,197,936	(7,197,936)	—	—
BofA Securities, Inc.	1,667,959	(1,667,959)	—	—
Citigroup Global Markets, Inc.	11,295,633	(11,295,633)	—	—
Deutsche Bank Securities, Inc.	9,730,868	(9,730,868)	—	—
J.P. Morgan Securities LLC	60,722,774	(60,722,774)	—	—
Morgan Stanley	55,716,928	(55,716,928)	—	—
National Financial Services LLC	477,750	(477,750)	—	—
SG Americas Securities LLC	3,127,312	(3,127,312)	—	—
State Street Bank & Trust Co.	5,797,141	(5,797,141)	—	—
TD Securities (USA) LLC	18,766,015	(18,766,015)	—	—
	$177,755,410	$(177,755,410)	$—	$—
702026 BlackRock Annual Financial Statements and Additional Information

Notes to Financial Statements  (continued)
Fund Name/Counterparty	Securities Loaned at Value	Cash Collateral Received(a)	Non-Cash Collateral Received, at Fair Value(a)	Net Amount
Advantage Large Cap Core
Goldman Sachs & Co. LLC	$1,662,959	$(1,662,959)	$—	$—
Advantage Large Cap Value
Goldman Sachs & Co. LLC	$321,358	$(321,358)	$—	$—

(a)
Collateral received, if any, in excess of the market value of securities on loan is not presented in this table. The total cash collateral received by each Fund is disclosed in the Funds’
Statements of Assets and Liabilities.

The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. To mitigate these risks, each Fund benefits from a borrower default indemnity provided by BIM. BIM’s indemnity allows for full replacement of the securities loaned to the extent the collateral received does not cover the value on the securities loaned in the event of borrower default. Each Fund could incur a loss if the value of an investment purchased with cash collateral falls below the market value of the loaned securities or if the value of an investment purchased with cash collateral falls below the value of the original cash collateral received. Such losses are borne entirely by each Fund.
5.
DERIVATIVE FINANCIAL INSTRUMENTS
The Funds engage in various portfolio investment strategies using derivative contracts both to increase the returns of the Funds and/or to manage their exposure to certain risks such as credit risk, equity risk, interest rate risk, foreign currency exchange rate risk, commodity price risk or other risks (e.g., inflation risk). Derivative financial instruments categorized by risk exposure are included in the Schedules of Investments. These contracts may be transacted on an exchange or over-the-counter (“OTC”).
Futures Contracts: Futures contracts are purchased or sold to gain exposure to, or manage exposure to, changes in interest rates (interest rate risk) and changes in the value of equity securities (equity risk) or foreign currencies (foreign currency exchange rate risk).
Futures contracts are exchange-traded agreements between the Funds and a counterparty to buy or sell a specific quantity of an underlying instrument at a specified price and on a specified date. Depending on the terms of a contract, it is settled either through physical delivery of the underlying instrument on the settlement date or by payment of a cash amount on the settlement date. Upon entering into a futures contract, the Funds are required to deposit initial margin with the broker in the form of cash or securities in an amount that varies depending on a contract’s size and risk profile. The initial margin deposit must then be maintained at an established level over the life of the contract. Amounts pledged, which are considered restricted, are included in cash pledged for futures contracts in the Statements of Assets and Liabilities.
Securities deposited as initial margin are designated in the Schedules of Investments and cash deposited, if any, are shown as cash pledged for futures contracts in the Statements of Assets and Liabilities. Pursuant to the contract, the Funds agree to receive from or pay to the broker an amount of cash equal to the daily fluctuation in market value of the contract (“variation margin”). Variation margin is recorded as unrealized appreciation (depreciation) and, if any, shown as variation margin receivable (or payable) on futures contracts in the Statements of Assets and Liabilities. When the contract is closed, a realized gain or loss is recorded in the Statements of Operations equal to the difference between the notional amount of the contract at the time it was opened and the notional amount at the time it was closed. The use of futures contracts involves the risk of an imperfect correlation in the movements in the price of futures contracts and interest rates, foreign currency exchange rates or underlying assets.
6.
INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Advisory: The Trust, on behalf of Advantage International, Advantage Large Cap Growth and Advantage Small Cap Core, and the Corporation, on behalf of Advantage Large Cap Core and Advantage Large Cap Value, entered into an Investment Advisory Agreement with the Manager, the Funds’ investment adviser and an indirect, majority-owned subsidiary of BlackRock, Inc. (“BlackRock”), to provide investment advisory services. The Manager is responsible for the management of each Fund’s portfolio and provides the personnel, facilities, equipment and certain other services necessary to the operations of each Fund.
For such services, each Fund pays the Manager a monthly fee at an annual rate equal to the following percentages of the average daily value of each Fund’s net assets:
	Investment Advisory Fees
Average Daily Net Assets	Advantage International	Advantage Large Cap Growth	Advantage Small Cap Core	Advantage Large Cap Core	Advantage Large Cap Value
First $1 billion	0.45%	0.57%	0.45%	0.45%	0.49%
$1 billion - $3 billion	0.42	0.54	0.42	0.42	0.46
$3 billion - $5 billion	0.41	0.51	0.41	0.41	0.44
$5 billion - $10 billion	0.39	0.50	0.39	0.39	0.43
Greater than $10 billion	0.38	0.48	0.38	0.38	0.42
Service and Distribution Fees: The Trust, on behalf of Advantage International, Advantage Large Cap Growth and Advantage Small Cap Core, and the Corporation, on behalf of Advantage Large Cap Core and Advantage Large Cap Value, entered into a Distribution Agreement and a Distribution and Service Plan with BlackRock Investments, LLC (“BRIL”), an affiliate of the Manager. Pursuant to the Distribution and Service Plan and in accordance with Rule 12b-1 under the 1940 Act, each Fund pays BRIL ongoing
Notes to Financial Statements
71

Notes to Financial Statements  (continued)
service and distribution fees. The fees are accrued daily and paid monthly at annual rates based upon the average daily net assets of the relevant share class of each Fund as follows:
	Advantage International		Advantage Large Cap Growth		Advantage Small Cap Core
Share Class	Service Fees	Distribution Fees	Service Fees	Distribution Fees	Service Fees	Distribution Fees
Investor A	0.25%	N/A	0.25%	N/A	0.25%	N/A
Investor C	0.25	0.75%	0.25	0.75%	0.25	0.75%
Class R	0.25	0.25	0.25	0.25	N/A	N/A

	Advantage Large Cap Core		Advantage Large Cap Value
Share Class	Service Fees	Distribution Fees	Service Fees	Distribution Fees
Investor A	0.25%	N/A	0.25%	N/A
Investor C	0.25	0.75%	0.25	0.75%
Class R	0.25	0.25	0.25	0.25
BRIL and broker-dealers, pursuant to sub-agreements with BRIL, provide shareholder servicing and distribution services to the Funds. The ongoing service and/or distribution fee compensates BRIL and each broker-dealer for providing shareholder servicing and/or distribution related services to shareholders.
For the year ended May 31, 2026, the following table shows the class specific service and distribution fees borne directly by each share class of each Fund:
Fund Name	Investor A	Investor C	Class R	Total
Advantage International	$ 1,115,209	$ 194,051	$ 219,422	$ 1,528,682
Advantage Large Cap Growth	1,698,230	341,424	13,478	2,053,132
Advantage Small Cap Core	1,855,795	109,121	—	1,964,916
Advantage Large Cap Core	4,399,637	495,171	87,996	4,982,804
Advantage Large Cap Value	1,045,660	137,601	29,820	1,213,081
Administration: The Trust, on behalf of Advantage International, Advantage Large Cap Growth and Advantage Small Cap Core, and the Corporation, on behalf of Advantage Large Cap Core and Advantage Large Cap Value, entered into an Administration Agreement with the Manager, an indirect, majority-owned subsidiary of BlackRock, to provide administrative services. For these services, the Manager receives an administration fee computed daily and payable monthly, based on a percentage of the average daily net assets of each Fund. The administration fee, which is shown as administration in the Statements of Operations, is paid at the annual rates below.
Average Daily Net Assets	Administration Fees
First $500 million	0.0425%
$500 million - $1 billion	0.0400
$1 billion - $2 billion	0.0375
$2 billion - $4 billion	0.0350
$4 billion - $13 billion	0.0325
Greater than $13 billion	0.0300
In addition, the Manager charges each of the share classes an administration fee, which is shown as administration — class specific in the Statements of Operations, at an annual rate of 0.02% of the average daily net assets of each respective class.
For the year ended May 31, 2026, the following table shows the class specific administration fees borne directly by each share class of each Fund:
Fund Name	Institutional	Investor A	Investor C	Class K	Class R	Total
Advantage International	$ 910,832	$ 89,140	$ 3,879	$ 314,330	$ 8,772	$ 1,326,953
Advantage Large Cap Growth	175,405	135,794	6,826	2,860	539	321,424
Advantage Small Cap Core	529,936	148,418	2,182	199,809	—	880,345
Advantage Large Cap Core	289,636	351,757	9,898	29,447	3,505	684,243
Advantage Large Cap Value	51,743	83,614	2,752	2,729	1,192	142,030
Transfer Agent: Pursuant to written agreements, certain financial intermediaries, some of which may be affiliates, provide the Funds with sub-accounting, recordkeeping, sub-transfer agency and other administrative services with respect to servicing of underlying investor accounts. For these services, these entities receive an asset-based fee or an annual fee per shareholder account, which will vary depending on share class and/or net assets. For the year ended May 31, 2026, the Funds paid the following amounts to affiliates of BlackRock in return for these services, which are included in transfer agent — class specific in the Statements of Operations:
Fund Name	Institutional	Total
Advantage International	$ 973,783	$ 973,783
Advantage Large Cap Growth	690,249	690,249
Advantage Small Cap Core	340,994	340,994
Advantage Large Cap Core	712,265	712,265
722026 BlackRock Annual Financial Statements and Additional Information

Notes to Financial Statements  (continued)
The Manager maintains a call center that is responsible for providing certain shareholder services to the Funds. Shareholder services include responding to inquiries and processing purchases and sales based upon instructions from shareholders. For the year ended May 31, 2026, each Fund reimbursed the Manager the following amounts for costs incurred in running the call center, which are included in transfer agent — class specific in the Statements of Operations:
Fund Name	Institutional	Investor A	Investor C	Class K	Class R	Total
Advantage International	$ 47,793	$ 17,129	$ 1,539	$ 3,027	$ 2,071	$ 71,559
Advantage Large Cap Growth	4,974	101,551	5,668	185	119	112,497
Advantage Small Cap Core	9,882	23,202	2,343	3,696	—	39,123
Advantage Large Cap Core	33,099	228,162	4,455	379	297	266,392
Advantage Large Cap Value	1,220	36,992	2,668	84	172	41,136
For the year ended May 31, 2026, the following table shows the class specific transfer agent fees borne directly by each share class of each Fund:
Fund Name	Institutional	Investor A	Investor C	Class K	Class R	Total
Advantage International	$ 4,697,064	$ 611,843	$ 42,327	$ 21,602	$ 101,758	$ 5,474,594
Advantage Large Cap Growth	876,950	712,394	70,026	1,260	5,592	1,666,222
Advantage Small Cap Core	2,062,658	1,262,361	19,067	31,428	—	3,375,514
Advantage Large Cap Core	1,323,780	1,858,858	85,203	6,010	32,895	3,306,746
Advantage Large Cap Value	240,751	393,239	18,787	1,272	13,527	667,576
Other Fees: For the year ended May 31, 2026, affiliates earned underwriting discounts, direct commissions and dealer concessions on sales of each Fund’s Investor A Shares as follows:
Fund Name	Amounts
Advantage International	$ 17,765
Advantage Large Cap Growth	23,685
Advantage Small Cap Core	14,552
Advantage Large Cap Core	34,725
Advantage Large Cap Value	6,741
For the year ended May 31, 2026, affiliates received CDSCs as follows:
Fund Name	Investor A	Investor C
Advantage International	$ 2,325	$ 1,210
Advantage Large Cap Growth	642	1,397
Advantage Small Cap Core	485	2,517
Advantage Large Cap Core	13,183	2,646
Advantage Large Cap Value	245	161
Expense Limitations, Waivers and Reimbursements: With respect to each Fund, the Manager contractually agreed to waive its investment advisory fees by the amount of investment advisory fees each Fund pays to the Manager indirectly through its investment in affiliated money market funds (the “affiliated money market fund waiver”) through June 30, 2027. The contractual agreement may be terminated upon 90 days’ notice by a majority of the Directors who are not “interested persons” of the Trust or the Corporation, as defined in the 1940 Act (“Independent Directors”), or by a vote of a majority of the outstanding voting securities of a Fund. The amount of waivers and/or reimbursements of fees and expenses made pursuant to the expense limitation described below will be reduced by the amount of the affiliated money market fund waiver. These amounts are included in fees waived and/or reimbursed by the Manager in the Statements of Operations. For the year ended May 31, 2026, the amounts waived were as follows:
Fund Name	Fees waived and/or reimbursed by the Manager
Advantage International	$ 76,021
Advantage Large Cap Growth	11,993
Advantage Small Cap Core	32,236
Advantage Large Cap Core	24,213
Advantage Large Cap Value	4,969
The Manager has contractually agreed to waive its investment advisory fee with respect to any portion of each Fund’s assets invested in affiliated equity and fixed-income mutual funds and affiliated exchange-traded funds that have a contractual management fee through June 30, 2027. The contractual agreement may be terminated upon 90 days’ notice by a majority of the Independent Directors, or by a vote of a majority of the outstanding voting securities of a Fund. For the year ended May 31, 2026, there were no fees waived and/or reimbursed by the Manager pursuant to this arrangement.
Notes to Financial Statements
73

Notes to Financial Statements  (continued)
With respect to each Fund, the Manager contractually agreed to waive and/or reimburse fees or expenses in order to limit net total annual operating expenses, excluding interest expense, dividend expense, tax expense, acquired fund fees and expenses, and certain other fund expenses (“expense limitation”). The expense limitations as a percentage of average daily net assets are as follows:
Fund Name	Institutional	Investor A	Investor C	Class K	Class R
Advantage International	0.50%	0.75%	1.50%	0.45%	1.00%
Advantage Large Cap Growth	0.62	0.87	1.62	0.57	1.12
Advantage Small Cap Core	0.50	0.75	1.50	0.45	N/A
Advantage Large Cap Core	0.48	0.73	1.48	0.43	0.98
Advantage Large Cap Value	0.54	0.79	1.54	0.49	1.04
The Manager has agreed not to reduce or discontinue the contractual expense limitations through June 30, 2027, unless approved by the Board, including a majority of the Independent Directors, or by a vote of a majority of the outstanding voting securities of a Fund.
For the year ended May 31, 2026, the Manager waived and/or reimbursed investment advisory fees, which is included in fees waived and/or reimbursed by the Manager in the Statements of Operations, as follows:
Fund Name	Fees waived and/or reimbursed by the Manager
Advantage International	$ 1,961,443
Advantage Large Cap Growth	988,403
Advantage Small Cap Core	1,410,227
Advantage Large Cap Core	1,813,552
Advantage Large Cap Value	824,684
In addition, these amounts waived and/or reimbursed by the Manager are included in administration fees waived by the Manager — class specific, transfer agent fees waived and/or reimbursed by the Manager — class specific, service and distribution fees waived and service distribution fees reimbursed respectively, in the Statements of Operations. For the year ended May 31, 2026, class specific expense waivers and/or reimbursements were as follows:
	Administration Fees Waived by the Manager - Class Specific
Fund Name	Institutional	Investor A	Investor C	Class K	Class R	Total
Advantage International	$ 910,832	$ 89,140	$ 3,879	$ 314,330	$ 8,772	$ 1,326,953
Advantage Large Cap Growth	175,405	135,794	6,826	2,860	539	321,424
Advantage Small Cap Core	529,936	148,418	2,182	199,809	—	880,345
Advantage Large Cap Core	289,636	351,757	9,898	29,447	3,505	684,243
Advantage Large Cap Value	51,743	83,614	2,752	2,729	1,192	142,030

	Transfer Agent Fees Waived and/or Reimbursed by the Manager - Class Specific
Fund Name	Institutional	Investor A	Investor C	Class K	Class R	Total
Advantage International	$ 2,416,852	$ 389,599	$ 32,697	$ 21,602	$ 79,943	$ 2,940,693
Advantage Large Cap Growth	438,343	373,970	53,066	1,260	4,254	870,893
Advantage Small Cap Core	737,411	893,602	13,662	31,428	—	1,676,103
Advantage Large Cap Core	599,670	983,446	60,668	6,010	24,497	1,674,291
Advantage Large Cap Value	111,356	185,034	11,943	1,272	10,570	320,175
Securities Lending: The U.S. Securities and Exchange Commission (“SEC”) has issued an exemptive order which permits BIM, an affiliate of the Manager, to serve as securities lending agent for the Funds, subject to applicable conditions. As securities lending agent, BIM bears all operational costs directly related to securities lending. The Funds are responsible for fees in connection with the investment of cash collateral received for securities on loan (the “collateral investment fees”). The cash collateral is invested in a money market fund, BlackRock Cash Funds: Institutional, managed by the Manager or its affiliates. However, BIM has agreed to reduce the amount of securities lending income it receives in order to effectively limit the collateral investment fees the Funds bear to an annual rate of 0.04%. The SL Agency Shares of such money market fund will not be subject to a sales load, distribution fee or service fee. The money market fund in which the cash collateral has been reinvested may impose a discretionary liquidity fee of up to 2% on all redemptions. Discretionary liquidity fees may be imposed or terminated at any time at the discretion of the board of directors of the money market fund, or its delegate, if it is determined that such fee would be, or would not be, respectively, in the best interest of the money market fund. Additionally, the money market fund will impose a mandatory liquidity fee if the money market fund’s total net redemptions on a single day exceed 5% of the money market fund’s net assets, unless the amount of the fee is less than 0.01% of the value of the shares redeemed. The money market fund will determine the size of the mandatory liquidity fee by making a good faith estimate of certain costs the money market fund would incur if it were to sell a pro rata amount of each security in the portfolio to satisfy the amount of net redemptions on that day. There is no limit to the size of a mandatory liquidity fee. If the money market fund cannot estimate the costs of selling a pro rata amount of each portfolio security in good faith and supported by data, it is required to apply a default liquidity fee of 1% on the value of shares redeemed on that day.
Securities lending income is generally equal to the total of income earned from the reinvestment of cash collateral (and excludes collateral investment fees), and any fees or other payments to and from borrowers of securities. Each Fund retains a portion of the securities lending income and remits the remaining portion to BIM as compensation for its services as securities lending agent.
742026 BlackRock Annual Financial Statements and Additional Information

Notes to Financial Statements  (continued)
Pursuant to the securities lending agreement effective as of January 1, 2026, each Fund (except Advantage International) retains 81% of securities lending income (which excludes collateral investment fees), and this amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees. Pursuant to the securities lending agreement effective as of January 1, 2026, Advantage International retains 82% of securities lending income (which excludes collateral investment fees), and this amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.
In addition, commencing the business day following the date that the aggregate securities lending income earned across the BlackRock Multi-Asset Complex in a calendar year exceeds a specific threshold, each Fund (except Advantage International), pursuant to the securities lending agreement, will retain for the remainder of that calendar year securities lending income in an amount equal to 84% of securities lending income (which excludes collateral investment fees), and this amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees. Advantage International, pursuant to the securities lending agreement, will retain for the remainder of that calendar year securities lending income in an amount equal to 85% of securities lending income (which excludes collateral investment fees), and this amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.
Pursuant to the securities lending agreement effective as of January 1, 2025, identical securities lending arrangements were in place for each Fund for the calendar year ended December 31, 2025.
The share of securities lending income earned by each Fund is shown as securities lending income — affiliated — net in the Statements of Operations. For the year ended May 31, 2026, each Fund paid BIM the following amounts for securities lending agent services:
Fund Name	Amounts
Advantage International	$ 981
Advantage Large Cap Growth	982
Advantage Small Cap Core	330,778
Advantage Large Cap Core	2,501
Advantage Large Cap Value	2,341
Directors and Officers: Certain directors and/or officers of the Corporation and the Trust are directors and/or officers of BlackRock or its affiliates. The Funds reimburse the Manager for a portion of the compensation paid to the Corporation’s/Trust’s Chief Compliance Officer, which is included in Directors and Officer in the Statements of Operations.
Other Transactions: The Funds may purchase securities from, or sell securities to, an affiliated fund provided the affiliation is due solely to having a common investment adviser, common officers, or common directors or trustees. For the year ended May 31, 2026, the purchase and sale transactions and any net realized gains (losses) with an affiliated fund in compliance with Rule 17a-7 under the 1940 Act were as follows:
Fund Name	Purchases	Sales	Net Realized Gain
Advantage International	$ 1,515,061,726	$ 1,097,195,836	$ 38,699,883
Advantage Large Cap Growth	278,220,028	321,332,769	23,653,091
Advantage Small Cap Core	92,393,501	160,555,931	19,250,067
Advantage Large Cap Core	536,257,606	365,454,221	23,878,627
Advantage Large Cap Value	97,717,041	98,692,545	7,024,052
7.
PURCHASES AND SALES
For the year ended May 31, 2026, purchases and sales of investments, excluding short-term securities, were as follows:
Fund Name	Purchases	Sales
Advantage International	$ 9,055,588,555	$ 6,483,136,572
Advantage Large Cap Growth	1,563,754,414	1,574,805,519
Advantage Small Cap Core	4,034,369,834	4,344,542,714
Advantage Large Cap Core	3,608,068,674	3,733,987,575
Advantage Large Cap Value	844,879,504	860,568,544
8.
INCOME TAX INFORMATION
It is each Fund’s policy to comply with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies, and to distribute substantially all of its taxable income to its shareholders. Therefore, no U.S. federal income tax provision is required.
Each Fund files U.S. federal and various state and local tax returns. No income tax returns are currently under examination. The statute of limitations on each Fund’s U.S. federal tax returns generally remains open for a period of three years after they are filed. The statutes of limitations on each Fund’s state and local tax returns may remain open for an additional year depending upon the jurisdiction.
Notes to Financial Statements
75

Notes to Financial Statements  (continued)
Management has analyzed tax laws and regulations and their application to the Funds as of May 31, 2026, inclusive of the open tax return years, and does not believe that there are any uncertain tax positions that require recognition of a tax liability in the Funds’ financial statements. Management’s analysis is based on the tax laws and judicial and administrative interpretations thereof in effect as of the date of these financial statements, all of which are subject to change, possibly with retroactive effect, which may impact the Funds’ NAV.
The tax character of distributions paid was as follows:
Fund Name	Year Ended 05/31/26	Year Ended 05/31/25
Advantage International
Ordinary income	$ 377,927,773	$ 52,333,022
Long term capital gains	57,413,027	15,828,707
	$ 435,340,800	$ 68,161,729
Advantage Large Cap Growth
Ordinary income	$ 53,368,572	$ 79,903,303
Long term capital gains	53,483,331	183,862,841
	$ 106,851,903	$ 263,766,144
Advantage Small Cap Core
Ordinary income	$ 89,222,903	$ 29,859,476
Long term capital gains	109,585,657	—
	$ 198,808,560	$ 29,859,476
Advantage Large Cap Core
Ordinary income	$ 106,169,454	$ 166,740,762
Long term capital gains	188,713,534	242,117,226
	$ 294,882,988	$ 408,857,988
Advantage Large Cap Value
Ordinary income	$ 26,596,886	$ 57,636,023
Long term capital gains	37,361,190	27,592,167
	$ 63,958,076	$ 85,228,190
As of May 31, 2026, the tax components of accumulated earnings (loss) were as follows:
Fund Name	Undistributed Ordinary Income	Undistributed Long-Term Capital Gains	Net Unrealized Gains (Losses)(a)	Total
Advantage International	$ 237,034,855	$ 70,872,154	$ 1,484,426,676	$ 1,792,333,685
Advantage Large Cap Growth	51,335,007	25,479,967	876,544,711	953,359,685
Advantage Small Cap Core	97,828,053	143,411,727	1,279,948,269	1,521,188,049
Advantage Large Cap Core	126,005,201	56,638,710	1,600,519,612	1,783,163,523
Advantage Large Cap Value	33,483,895	23,794,969	173,377,923	230,656,787

(a)
The difference between book-basis and tax-basis net unrealized gains (losses) was attributable primarily to the tax deferral of losses on wash sales, the realization for tax purposes of unrealized gains (losses) on certain futures and foreign currency exchange contracts, the realization for tax purposes of unrealized gains on investments in passive foreign investment companies and the characterization of corporate actions.

As of May 31, 2026, gross unrealized appreciation and depreciation based on cost of investments (including short positions and derivatives, if any) for U.S. federal income tax purposes were as follows:
Fund Name	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Advantage International	$ 7,188,621,478	$ 1,654,690,344	$ (171,001,437)	$ 1,483,688,907
Advantage Large Cap Growth	1,043,966,228	892,402,407	(15,858,145)	876,544,262
Advantage Small Cap Core	4,158,249,284	1,510,135,477	(230,187,209)	1,279,948,268
Advantage Large Cap Core	2,288,234,453	1,630,641,380	(30,121,767)	1,600,519,613
Advantage Large Cap Value	632,687,737	195,762,206	(22,384,678)	173,377,528

9.
BANK BORROWINGS
The Trust, on behalf of Advantage International, Advantage Large Cap Growth and Advantage Small Cap Core, and the Corporation, on behalf of Advantage Large Cap Core and Advantage Large Cap Value, along with certain other funds managed by the Manager and its affiliates (“Participating Funds”), is party to a 364-day, $2.40 billion credit agreement with a group of lenders. Under this agreement, the Funds may borrow to fund shareholder redemptions. Excluding commitments designated for certain individual
762026 BlackRock Annual Financial Statements and Additional Information

Notes to Financial Statements  (continued)
funds, the Participating Funds, including the Funds, can borrow up to an aggregate commitment amount of $1.75 billion at any time outstanding, subject to asset coverage and other limitations as specified in the agreement. The credit agreement has the following terms: a fee of 0.10% per annum on unused commitment amounts and interest at a rate equal to the higher of (a) Overnight Bank Funding Rate (“OBFR”) (but, in any event, not less than 0.00%) on the date the loan is made plus 0.80% per annum, (b) the Fed Funds rate (but, in any event, not less than 0.00%) in effect from time to time plus 0.80% per annum on amounts borrowed or (c) the sum of (x) Daily Simple Secured Overnight Financing Rate (“SOFR”) (but, in any event, not less than 0.00%) on the date the loan is made plus 0.10% and (y) 0.80% per annum. The agreement expires in April 2027 unless extended or renewed. These fees were allocated among such funds based upon portions of the aggregate commitment available to them and relative net assets of Participating Funds. During the year ended May 31, 2026, the Funds did not borrow under the credit agreement.
10.
PRINCIPAL RISKS
In the normal course of business, each Fund invests in securities or other instruments and may enter into certain transactions, and such activities subject each Fund to various risks, including among others, fluctuations in the market (market risk) or failure of an issuer to meet all of its obligations. The value of securities or other instruments may also be affected by various factors, including, without limitation: (i) the general economy; (ii) the overall market as well as local, regional or global political and/or social instability; (iii) regulation, taxation, tariffs or international tax treaties between various countries; or (iv) currency, interest rate or price fluctuations. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, recessions, or other events could have a significant impact on the Funds and their investments. Each Fund’s prospectus provides details of the risks to which each Fund is subject.
The Funds may be exposed to additional risks when reinvesting cash collateral in money market funds that do not seek to maintain a stable NAV per share of $1.00, which may be subject to mandatory and discretionary liquidity fees under certain circumstances.
Valuation Risk: The market values of equities, such as common stocks and preferred securities or equity related investments, such as futures and options, may decline due to general market conditions which are not specifically related to a particular company. They may also decline due to factors which affect a particular industry or industries. A Fund may invest in illiquid investments. An illiquid investment is any investment that a Fund reasonably expects cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. A Fund may experience difficulty in selling illiquid investments in a timely manner at the price that it believes the investments are worth. Prices may fluctuate widely over short or extended periods in response to company, market or economic news. Markets also tend to move in cycles, with periods of rising and falling prices. This volatility may cause each Fund’s NAV to experience significant increases or decreases over short periods of time. If there is a general decline in the securities and other markets, the NAV of a Fund may lose value, regardless of the individual results of the securities and other instruments in which a Fund invests. A Fund’s ability to value its investments may also be impacted by technological issues and/or errors by pricing services or other third-party service providers.
The price a Fund could receive upon the sale of any particular portfolio investment may differ from a Fund’s valuation of the investment, particularly for securities that trade in thin or volatile markets or that are valued using a fair valuation technique or a price provided by an independent pricing service. Changes to significant unobservable inputs and assumptions (i.e., publicly traded company multiples, growth rate, time to exit) due to the lack of observable inputs may significantly impact the resulting fair value and therefore a Fund’s results of operations. As a result, the price received upon the sale of an investment may be less than the value ascribed by a Fund, and a Fund could realize a greater than expected loss or lesser than expected gain upon the sale of the investment.
Counterparty Credit Risk: The Funds may be exposed to counterparty credit risk, or the risk that an entity may fail to or be unable to perform on its commitments related to unsettled or open transactions, including making timely interest and/or principal payments or otherwise honoring its obligations. The Funds manage counterparty credit risk by entering into transactions only with counterparties that the Manager believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Funds to market, issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of the Funds’ exposure to market, issuer and counterparty credit risks with respect to these financial assets is approximately their value recorded in the Statements of Assets and Liabilities, less any collateral held by the Funds.
A derivative contract may suffer a mark-to-market loss if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument. Losses can also occur if the counterparty does not perform under the contract.
With exchange-traded futures, there is less counterparty credit risk to the Funds since the exchange or clearinghouse, as counterparty to such instruments, guarantees against a possible default. The clearinghouse stands between the buyer and the seller of the contract; therefore, credit risk is limited to failure of the clearinghouse. While offset rights may exist under applicable law, a Fund does not have a contractual right of offset against a clearing broker or clearinghouse in the event of a default (including the bankruptcy or insolvency). Additionally, credit risk exists in exchange-traded futures with respect to initial and variation margin that is held in a clearing broker’s customer accounts. While clearing brokers are required to segregate customer margin from their own assets, in the event that a clearing broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the clearing broker for all its clients, typically the shortfall would be allocated on a pro rata basis across all the clearing broker’s customers, potentially resulting in losses to the Funds.
Geographic/Asset Class Risk: A diversified portfolio, where this is appropriate and consistent with a fund’s objectives, minimizes the risk that a price change of a particular investment will have a material impact on the NAV of a fund. The investment concentrations within each Fund’s portfolio are disclosed in its Schedule of Investments.
Certain Funds invest a significant portion of their assets in securities within a single or limited number of market sectors. When a fund concentrates its investments in this manner, it assumes the risk that economic, regulatory, political and social conditions affecting such sectors may have a significant impact on the Fund and could affect the income from, or the value or liquidity of, the Fund’s portfolio. Investment percentages in specific sectors are presented in the Schedules of Investments.
Certain Funds invest a significant portion of their assets in securities of issuers located in the United States. A decrease in imports or exports, changes in trade regulations, inflation and/or an economic recession in the United States may have a material adverse effect on the U.S. economy and the securities listed on U.S. exchanges. Proposed  and adopted policy and legislative changes in the United States may also have a significant effect on U.S. markets generally, as well as on the value of certain securities.
Notes to Financial Statements
77

Notes to Financial Statements  (continued)
Governmental agencies project that the United States will continue to maintain elevated public debt levels for the foreseeable future which may constrain future economic growth. Circumstances could arise that could prevent the timely payment of interest or principal on U.S. government debt, such as reaching the legislative “debt ceiling.” Such non-payment would result in substantial negative consequences for the U.S. economy and the global financial system. If U.S. relations with certain countries deteriorate, it could adversely affect issuers that rely on the United States for trade. The United States has also experienced increased internal unrest and discord. If these trends were to continue, they may have an adverse impact on the U.S. economy and the issuers in which the Funds invest.
Advantage International invests a significant portion of its assets in securities of issuers located in Europe or with significant exposure to European issuers or countries. The European financial markets have recently experienced volatility and adverse trends due to concerns about economic downturns in, or rising government debt levels of, several European countries as well as acts of war in the region. These events may spread to other countries in Europe and may affect the value and liquidity of certain of the Fund’s investments.
Responses to the financial problems by European governments, central banks and others, including austerity measures and reforms, may not work, may result in social unrest and may limit future growth and economic recovery or have other unintended consequences. Further defaults or restructurings by governments and others of their debt could have additional adverse effects on economies, financial markets and asset valuations around the world. The United Kingdom has withdrawn from the European Union, and one or more other countries may withdraw from the European Union and/or abandon the Euro, the common currency of the European Union. These events and actions have adversely affected, and may in the future adversely affect, the value and exchange rate of the Euro and may continue to significantly affect the economies of every country in Europe, including countries that do not use the Euro and non-European Union member states. The impact of these actions, especially if they occur in a disorderly fashion, is not clear but could be significant and far reaching. In addition, Russia launched a large-scale invasion of Ukraine on February 24, 2022. The extent and duration of the military action, resulting sanctions and resulting future market disruptions in the region are impossible to predict, but have been, and may continue to be, significant and have a severe adverse effect on the region, including significant negative impacts on the economy and the markets for certain securities and commodities, such as oil and natural gas, as well as other sectors.
Advantage International invests a significant portion of its assets in securities of issuers located in Asia or with significant exposure to Asian issuers or countries. Certain Asian countries have developed increasingly strained relationships with the U.S. or China; if these relations were to worsen, they could adversely affect Asian issuers that rely on the U.S. or China for trade and the region as a whole. The Asian financial markets have experienced volatility and adverse trends due to concerns in several Asian countries regarding monetary policy, government intervention in the markets, rising government debt levels or economic downturns. These events may spread to other countries in Asia and may affect the value and liquidity of certain of the Fund’s investments.
Significant Shareholder Redemption Risk: Certain shareholders may own or manage a substantial amount of fund shares and/or hold their fund investments for a limited period of time. Large redemptions of fund shares by these shareholders may force a fund to sell portfolio securities, which may negatively impact the fund’s NAV, increase the fund’s brokerage costs, and/or accelerate the realization of taxable income/gains and cause the fund to make additional taxable distributions to shareholders.
11.
CAPITAL SHARE TRANSACTIONS
Transactions in capital shares for each class were as follows:
	Year Ended 05/31/26		Year Ended 05/31/25
Fund Name/Share Class	Shares	Amount	Shares	Amount
Advantage International
Institutional
Shares sold	137,645,128	$3,190,328,786	109,283,830	$2,200,589,185
Shares issued in reinvestment of distributions	11,737,259	262,183,881	2,331,042	45,153,839
Shares redeemed	(63,499,196)	(1,485,661,138)	(24,097,125)	(486,562,846)
	85,883,191	$1,966,851,529	87,517,747	$1,759,180,178
Investor A
Shares sold and automatic conversion of shares	5,513,795	$125,488,756	5,614,729	$110,909,359
Shares issued in reinvestment of distributions	1,278,397	28,126,128	402,643	7,702,303
Shares redeemed	(3,956,755)	(91,061,989)	(2,442,734)	(47,715,668)
	2,835,437	$62,552,895	3,574,638	$70,895,994
Investor C
Shares sold	228,489	$5,011,821	205,037	$3,909,116
Shares issued in reinvestment of distributions	58,842	1,250,814	20,101	372,401
Shares redeemed and automatic conversion of shares	(240,852)	(5,372,368)	(200,918)	(3,828,891)
	46,479	$890,267	24,220	$452,626
782026 BlackRock Annual Financial Statements and Additional Information

Notes to Financial Statements  (continued)
	Year Ended 05/31/26		Year Ended 05/31/25
Fund Name/Share Class	Shares	Amount	Shares	Amount
Advantage International (continued)
Class K
Shares sold	43,739,365	$1,025,842,962	51,396,214	$991,005,728
Shares issued in reinvestment of distributions	3,836,249	85,792,787	462,357	8,955,985
Shares redeemed	(15,822,460)	(372,090,123)	(10,829,822)	(215,078,714)
	31,753,154	$739,545,626	41,028,749	$784,882,999
Class R
Shares sold	508,013	$11,580,079	487,845	$9,494,280
Shares issued in reinvestment of distributions	130,372	2,865,110	54,195	1,035,538
Shares redeemed	(524,778)	(12,169,775)	(580,304)	(11,354,718)
	113,607	$2,275,414	(38,264)	$(824,900)
	120,631,868	$2,772,115,731	132,107,090	$2,614,586,897
Advantage Large Cap Growth
Institutional
Shares sold	7,848,354	$222,947,848	5,564,680	$137,365,853
Shares issued in reinvestment of distributions	1,848,695	51,575,215	4,987,362	129,647,525
Shares redeemed	(6,942,807)	(195,912,907)	(4,696,936)	(123,889,192)
	2,754,242	$78,610,156	5,855,106	$143,124,186
Investor A
Shares sold and automatic conversion of shares	1,822,955	$48,134,709	1,369,989	$32,838,557
Shares issued in reinvestment of distributions	1,768,898	45,550,913	4,866,084	117,659,241
Shares redeemed	(3,238,695)	(84,513,565)	(3,106,423)	(74,148,286)
	353,158	$9,172,057	3,129,650	$76,349,512
Investor C
Shares sold	354,345	$6,824,515	292,255	$5,317,763
Shares issued in reinvestment of distributions	158,203	2,989,595	447,907	8,228,042
Shares redeemed and automatic conversion of shares	(504,427)	(9,722,554)	(536,328)	(9,470,996)
	8,121	$91,556	203,834	$4,074,809
Class K
Shares sold	893,691	$25,645,644	105,078	$2,703,814
Shares issued in reinvestment of distributions	21,668	605,177	52,367	1,361,231
Shares redeemed	(67,275)	(1,920,646)	(59,441)	(1,535,411)
	848,084	$24,330,175	98,004	$2,529,634
Class R
Shares sold	41,829	$1,207,432	34,108	$825,804
Shares issued in reinvestment of distributions	5,914	162,384	12,194	312,822
Shares redeemed	(17,180)	(472,426)	(14,981)	(380,780)
	30,563	$897,390	31,321	$757,846
	3,994,168	$113,101,334	9,317,915	$226,835,987
Advantage Small Cap Core
Institutional
Shares sold	35,208,910	$719,191,801	36,255,072	$653,384,270
Shares issued in reinvestment of distributions	5,874,799	121,391,976	877,781	16,960,194
Shares redeemed	(30,229,099)	(610,159,064)	(27,741,700)	(495,346,481)
	10,854,610	$230,424,713	9,391,153	$174,997,983
Notes to Financial Statements
79

Notes to Financial Statements  (continued)
	Year Ended 05/31/26		Year Ended 05/31/25
Fund Name/Share Class	Shares	Amount	Shares	Amount
Advantage Small Cap Core (continued)
Investor A
Shares sold and automatic conversion of shares	5,398,306	$104,947,300	26,250,441	$458,810,007
Shares issued in reinvestment of distributions	1,643,170	33,752,875	155,609	3,014,256
Shares redeemed	(13,517,335)	(275,009,960)	(10,062,007)	(180,510,807)
	(6,475,859)	$(136,309,785)	16,344,043	$281,313,456
Investor C
Shares sold	61,688	$1,210,116	192,135	$3,354,087
Shares issued in reinvestment of distributions	21,837	432,903	133	2,511
Shares redeemed and automatic conversion of shares	(193,882)	(3,723,064)	(259,412)	(4,353,432)
	(110,357)	$(2,080,045)	(67,144)	$(996,834)
Class K
Shares sold	14,755,247	$316,074,360	14,776,571	$264,820,724
Shares issued in reinvestment of distributions	2,081,718	42,930,294	508,877	9,825,285
Shares redeemed	(30,514,718)	(595,301,856)	(13,506,537)	(241,870,997)
	(13,677,753)	$(236,297,202)	1,778,911	$32,775,012
	(9,409,359)	$(144,262,319)	27,446,963	$488,089,617
Advantage Large Cap Core
Institutional
Shares sold	6,019,164	$146,736,782	4,901,286	$108,928,769
Shares issued in reinvestment of distributions	4,729,744	109,715,962	6,824,168	152,053,419
Shares redeemed	(5,877,102)	(142,093,130)	(8,046,068)	(178,761,785)
	4,871,806	$114,359,614	3,679,386	$82,220,403
Investor A
Shares sold and automatic conversion of shares	3,359,458	$76,150,643	3,492,799	$72,667,388
Shares issued in reinvestment of distributions	6,789,178	146,765,432	10,131,144	211,932,648
Shares redeemed	(9,561,418)	(215,600,241)	(10,172,908)	(212,016,675)
	587,218	$7,315,834	3,451,035	$72,583,361
Investor C
Shares sold	473,543	$7,931,069	499,466	$7,992,470
Shares issued in reinvestment of distributions	342,094	5,485,634	499,829	8,029,473
Shares redeemed and automatic conversion of shares	(833,611)	(13,959,011)	(813,790)	(12,914,239)
	(17,974)	$(542,308)	185,505	$3,107,704
Class K
Shares sold	1,724,403	$42,148,238	4,218,196	$93,555,579
Shares issued in reinvestment of distributions	511,741	11,876,443	269,362	6,007,448
Shares redeemed	(1,036,681)	(25,039,678)	(807,452)	(17,528,032)
	1,199,463	$28,985,003	3,680,106	$82,034,995
Class R
Shares sold	125,715	$2,457,673	156,730	$2,856,469
Shares issued in reinvestment of distributions	91,758	1,742,424	132,563	2,468,740
Shares redeemed	(481,453)	(10,041,541)	(425,172)	(8,167,576)
	(263,980)	$(5,841,444)	(135,879)	$(2,842,367)
	6,376,533	$144,276,699	10,860,153	$237,104,096
802026 BlackRock Annual Financial Statements and Additional Information

Notes to Financial Statements  (continued)
	Year Ended 05/31/26		Year Ended 05/31/25
Fund Name/Share Class	Shares	Amount	Shares	Amount
Advantage Large Cap Value
Institutional
Shares sold	2,549,137	$83,474,003	1,450,247	$45,574,832
Shares issued in reinvestment of distributions	568,386	17,694,722	764,805	23,946,218
Shares redeemed	(1,711,497)	(56,558,921)	(1,483,999)	(46,611,031)
	1,406,026	$44,609,804	731,053	$22,910,019
Investor A
Shares sold and automatic conversion of shares	523,329	$16,774,559	704,352	$21,472,423
Shares issued in reinvestment of distributions	1,140,177	34,214,856	1,599,849	48,484,401
Shares redeemed	(1,745,190)	(55,427,431)	(1,852,410)	(56,231,657)
	(81,684)	$(4,438,016)	451,791	$13,725,167
Investor C
Shares sold	35,544	$999,068	101,045	$2,742,000
Shares issued in reinvestment of distributions	49,660	1,316,236	71,958	1,952,910
Shares redeemed and automatic conversion of shares	(144,624)	(4,013,461)	(162,600)	(4,396,509)
	(59,420)	$(1,698,157)	10,403	$298,401
Class K
Shares sold	97,837	$3,315,433	99,111	$3,088,303
Shares issued in reinvestment of distributions	38,097	1,185,861	50,029	1,566,111
Shares redeemed	(71,837)	(2,342,890)	(128,551)	(4,045,979)
	64,097	$2,158,404	20,589	$608,435
Class R
Shares sold	25,523	$764,867	18,803	$536,038
Shares issued in reinvestment of distributions	19,647	551,175	37,342	1,065,365
Shares redeemed	(30,712)	(905,908)	(124,836)	(3,502,166)
	14,458	$410,134	(68,691)	$(1,900,763)
	1,343,477	$41,042,169	1,145,145	$35,641,259
As of May 31, 2026, shares owned by BlackRock Financial Management, Inc., an affiliate of the Funds, were as follows:
Share Class	Advantage Large Cap Growth
Class K	12,217
12.
FOREIGN WITHHOLDINGS TAX CLAIMS
The Internal Revenue Service (“IRS”) has issued guidance to address U.S. income tax liabilities attributable to fund shareholders resulting from the recovery of foreign taxes withheld in prior calendar years. These withheld foreign taxes were passed through to shareholders in the form of foreign tax credits in the year the taxes were withheld. Assuming there are sufficient foreign taxes paid which Advantage International is able to pass through to shareholders as a foreign tax credit in the current year, the Fund will be able to offset the prior years’ withholding taxes recovered against the foreign taxes paid in the current year. Accordingly, no federal income tax liability is recorded by the Fund.
Certain of the outstanding foreign tax reclaims are not deemed by the Fund to meet the recognition criteria under U.S. GAAP as of May 31, 2026 and have not been recorded in the applicable Fund’s net asset value. The recognition by the Fund of these amounts would have a positive impact on the applicable Fund’s performance. If a Fund receives a tax refund that has not been previously recorded, investors in the Fund at the time the claim is successful will benefit from any resulting increase in the Fund’s NAV. Investors who sold their shares prior to such time will not benefit from such NAV increase.
13.
SUBSEQUENT EVENTS
Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were issued and has determined that there were no subsequent events requiring adjustment or additional disclosure in the financial statements.
Notes to Financial Statements
81

Report of Independent Registered Public Accounting Firm
To the Shareholders of BlackRock Advantage International Fund, BlackRock Advantage Large Cap Growth Fund, and BlackRock Advantage Small Cap Core Fund and the Board of Trustees of BlackRock FundsSM, and to the Shareholders of BlackRock Advantage Large Cap Core Fund and BlackRock Advantage Large Cap Value Fund and the Board of Directors of BlackRock Large Cap Series Funds, Inc.:
Opinion on the Financial Statements and Financial Highlights
We have audited the accompanying statements of assets and liabilities of BlackRock Advantage International Fund, BlackRock Advantage Large Cap Growth Fund, and BlackRock Advantage Small Cap Core Fund of BlackRock FundsSM, and BlackRock Advantage Large Cap Core Fund and BlackRock Advantage Large Cap Value Fund of BlackRock Large Cap Series Funds, Inc. (the “Funds”), including the schedules of investments, as of May 31, 2026, the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for the periods indicated in the table below, and the related notes (collectively referred to as the “financial statements and financial highlights”). In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Funds as of May 31, 2026, and the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended, and the financial highlights for the periods indicated in the table below, in conformity with accounting principles generally accepted in the United States of America.
Fund	Financial Highlights
BlackRock Advantage International Fund, BlackRock Advantage Large Cap Growth Fund, BlackRock Advantage Small Cap Core Fund, BlackRock Advantage Large Cap Value Fund	For each of the five years in the period ended May 31, 2026
BlackRock Advantage Large Cap Core Fund	For each of the four years in the period ended May 31, 2026, for the period from October 1, 2021 through May 31, 2022, and for the year ended September 30, 2021
Basis for Opinion
These financial statements and financial highlights are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Funds are not required to have, nor were we engaged to perform, an audit of their internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Funds’ internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities owned as of May 31, 2026, by correspondence with custodians or counterparties; when replies were not received, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
/s/ Deloitte & Touche LLP
Boston, Massachusetts
July 27, 2026
We have served as the auditor of one or more BlackRock investment companies since 1992.
822026 BlackRock Annual Financial Statements and Additional Information

Important Tax Information (unaudited)
The following amounts, or maximum amounts allowable by law, are hereby designated as qualified dividend income for individuals for the fiscal year ended May 31, 2026:
Fund Name	Qualified Dividend Income
Advantage International	$ 188,035,352
Advantage Large Cap Growth	9,229,696
Advantage Small Cap Core	37,790,732
Advantage Large Cap Core	39,288,218
Advantage Large Cap Value	13,037,869
The following amounts, or maximum amounts allowable by law, are hereby designated as qualified business income for individuals for the fiscal year ended May 31, 2026:
Fund Name	Qualified Business Income
Advantage Large Cap Growth	$ 25,783
Advantage Small Cap Core	7,121,177
Advantage Large Cap Core	1,410,404
Advantage Large Cap Value	772,257
The Funds hereby designate the following amounts, or maximum amounts allowable by law, as capital gain dividends, subject to a long-term capital gains tax rate as noted below, for the fiscal year ended May 31, 2026:
Fund Name	20% Rate Long-Term Capital Gain Dividends
Advantage International	$ 57,413,027
Advantage Large Cap Growth	53,483,331
Advantage Small Cap Core	109,585,657
Advantage Large Cap Core	188,713,534
Advantage Large Cap Value	37,361,190
The Fund intends to pass through to its shareholders the following amount, or maximum amount allowable by law, of foreign source income earned and foreign taxes paid for the fiscal year ended May 31, 2026:
Fund Name	Foreign Source Income Earned	Foreign Taxes Paid
Advantage International	$ 180,985,142	$ 12,389,458
The Funds hereby designate the following amounts, or maximum amounts allowable by law, of distributions from direct federal obligation interest for the fiscal year ended May 31, 2026:
Fund Name	Federal Obligation Interest
Advantage International	$ 1,694,026
Advantage Small Cap Core	464,710
Advantage Large Cap Core	294,555
Advantage Large Cap Value	79,106
The law varies in each state as to whether and what percent of ordinary income dividends attributable to federal obligations is exempt from state income tax. Shareholders are advised to check with their tax advisers to determine if any portion of the dividends received is exempt from state income tax.
The following percentages, or maximum percentages allowable by law, of ordinary income distributions paid during the fiscal year ended May 31, 2026 qualified for the dividends-received deduction for corporate shareholders:
Fund Name	Dividends-Received Deduction
Advantage Large Cap Growth	10.99%
Advantage Small Cap Core	20.78
Advantage Large Cap Core	17.33
Advantage Large Cap Value	22.93
Important Tax Information
83

Important Tax Information (unaudited) (continued)
The Funds hereby designate the following amounts, or maximum amounts allowable by law, as interest income eligible to be treated as a Section 163(j) interest dividend for the fiscal year ended May 31, 2026:
Fund Name	Interest Dividends
Advantage International	$ 3,355,244
Advantage Small Cap Core	920,798
Advantage Large Cap Core	584,628
Advantage Large Cap Value	156,953
The Funds hereby designate the following amounts, or maximum amounts allowable by law, as interest-related dividends and qualified short-term capital gains eligible for exemption from U.S. withholding tax for nonresident aliens and foreign corporations for the fiscal year ended May 31, 2026:
Fund Name	Interest-Related Dividends	Qualified Short-Term Capital Gains
Advantage International	$ 3,362,881	$ 209,869,247
Advantage Large Cap Growth	—	53,368,572
Advantage Small Cap Core	922,515	60,833,244
Advantage Large Cap Core	584,783	88,728,601
Advantage Large Cap Value	157,037	18,418,665
842026 BlackRock Annual Financial Statements and Additional Information

Additional Information
Changes in and Disagreements with Accountants
Not applicable.
Proxy Results
Not applicable.
Remuneration Paid to Directors, Officers, and Others
Compensation to the independent directors/trustees of the Corporation/Trust is paid by the Corporation/Trust, on behalf of the Funds.
General Information
Quarterly performance, shareholder reports, semi-annual and annual financial statements, current net asset value and other information regarding the Funds may be found on BlackRock’s website, which can be accessed at blackrock.com. Any reference to BlackRock’s website in this report is intended to allow investors public access to information regarding the Funds and does not, and is not intended to, incorporate BlackRock’s website in this report.
Electronic Delivery
Shareholders can sign up for e-mail notifications of quarterly statements, annual and semi-annual shareholder reports and prospectuses by enrolling in the electronic delivery program.
To enroll in electronic delivery:
Shareholders Who Hold Accounts with Investment Advisors, Banks or Brokerages:
Please contact your financial advisor. Please note that not all investment advisors, banks or brokerages may offer this service.
Shareholders Who Hold Accounts Directly with BlackRock:
1. Access the BlackRock website at blackrock.com
2. Select “Access Your Account”
3. Next, select “eDelivery” in the “Related Resources” box and follow the sign-up instructions.
BlackRock’s Mutual Fund Family
BlackRock offers a diverse lineup of open-end mutual funds crossing all investment styles and managed by experts in equity, fixed-income and tax-exempt investing. Visit blackrock.com for more information.
Shareholder Privileges
Account Information
Call us at (800) 441-7762 from 8:00 AM to 6:00 PM ET on any business day to get information about your account balances, recent transactions and share prices. You can also visit blackrock.com for more information.
Automatic Investment Plans
Investor class shareholders who want to invest regularly can arrange to have $50 or more automatically deducted from their checking or savings account and invested in any of the BlackRock funds.
Systematic Withdrawal Plans
Investor class shareholders can establish a systematic withdrawal plan and receive periodic payments of $50 or more from their BlackRock funds, as long as their account balance is at least $10,000.
Retirement Plans
Shareholders may make investments in conjunction with Traditional, Rollover, Roth, Coverdell, Simple IRAs, SEP IRAs and 403(b) Plans.
Additional Information
85

Additional Information (continued)
Fund and Service Providers

Investment Adviser and Administrator
BlackRock Advisors, LLC
Wilmington, DE 19809
Accounting Agent and Custodian
The Bank of New York Mellon
New York, NY 10286
Transfer Agent
BNY Mellon Investment Servicing (US) Inc.
Westborough, MA 01581
Independent Registered Public Accounting Firm
Deloitte & Touche LLP
Boston, MA 02110
Distributor
BlackRock Investments, LLC
New York, NY 10001
Legal Counsel
Ropes & Gray LLP
New York, NY 10036
Address of the Trust and the Corporation
100 Bellevue Parkway
Wilmington, DE 19809
862026 BlackRock Annual Financial Statements and Additional Information

Disclosure of Investment Advisory Agreements
The Board of Trustees of BlackRock FundsSM (the “Trust”) met on April 22, 2026 and May 19-20, 2026 to consider the approval to continue the investment advisory agreement (the “Trust Advisory Agreement”) between the Trust, on behalf of BlackRock Advantage International Fund (the “Advantage International Fund”), BlackRock Advantage Large Cap Growth Fund (the “Advantage Large Cap Growth Fund”) and BlackRock Advantage Small Cap Core Fund (the “Advantage Small Cap Core Fund”), and BlackRock Advisors, LLC (the “Manager” or “BlackRock”), each Fund’s investment advisor.
The Board of Directors of BlackRock Large Cap Series Funds, Inc. (the “Corporation”) met on April 22, 2026 and May 19-20, 2026 to consider the approval to continue the investment advisory agreements (the “Corporation Advisory Agreements”) between the Corporation, on behalf of BlackRock Advantage Large Cap Value Fund (the “Advantage Large Cap Value Fund”) and BlackRock Advantage Large Cap Core Fund (the “Advantage Large Cap Core Fund”), respectively, and the Manager, each Fund’s investment advisor.
The Advantage International Fund, Advantage Large Cap Growth Fund, Advantage Small Cap Core Fund, Advantage Large Cap Value Fund, and Advantage Large Cap Core Fund are referred to herein individually as a “Fund” or collectively as the “Funds.” The Trust Advisory Agreement and the Corporation Advisory Agreements are referred to herein individually, as an “Agreement” and together, as the “Agreements.” For simplicity: (a) the Board of Trustees of the Trust and the Board of Directors of the Corporation are referred to herein individually as the “Board” and together as the “Boards” and the members are referred to as “Board Members”; and (b) the meeting held on April 22, 2026 is referred to as the “April Meeting” and the meetings held on May 19-20, 2026 are referred to as the “May Meeting.”
The Approval Process
Consistent with the requirements of the Investment Company Act of 1940 (the “1940 Act”), each Board considers the approval of the continuation of the relevant Agreement for the applicable Fund on an annual basis. The Board Members who are not “interested persons” of the Trust or the Corporation, as defined in the 1940 Act, are considered independent Board Members (the “Independent Board Members”). Each Board’s consideration entailed a year-long deliberative process during which the Board and its committees assessed BlackRock’s various services to the applicable Fund, including through the review of written materials and oral presentations, and the review of additional information provided in response to requests from the Independent Board Members. The Boards had four quarterly meetings during the year, as well as numerous ad hoc meetings and executive sessions throughout the year, as needed. The committees of each Board similarly met throughout the year. The Boards also held the April Meeting to consider specific information regarding the renewal of the Agreements. In considering the renewal of the Agreements, the Boards assessed, among other things, the nature, extent and quality of the services provided to the Funds by BlackRock, BlackRock’s personnel and affiliates, including (as applicable): investment management services; accounting oversight; administrative and shareholder services; oversight of the Funds’ service providers; risk management and oversight; and legal, regulatory and compliance services. Throughout the year, including during the contract renewal process, the Independent Board Members were advised by independent legal counsel, and met with independent legal counsel in various executive sessions outside of the presence of BlackRock’s management.
During the year, the Boards, acting directly and through their committees, considered information that was relevant to their annual consideration of the renewal of the Agreements, including the services and support provided by BlackRock to the Funds and their shareholders. BlackRock also provided additional information to the Boards in response to specific questions and requests from the Boards. Among the matters the Boards considered, with respect to each Fund, as applicable, were: (a) investment performance for one-year, three-year, five-year, and/or since inception periods, as applicable, against peer funds, relevant benchmarks, and other performance metrics, as applicable, as well as BlackRock senior management’s and portfolio managers’ investment performance analyses, and the reasons for any material outperformance or underperformance relative to its peers, benchmarks, and other performance metrics, as applicable; (b) fees, including advisory, administration, if applicable, and other amounts paid to BlackRock and its affiliates by the Funds for applicable services; (c) the Funds’ operating expenses and how BlackRock allocates expenses to the Funds; (d) the resources devoted to, risk oversight of, and compliance reports relating to, implementation of the Funds’ investment objectives, policies and restrictions, and meeting regulatory requirements; (e) BlackRock’s and each Fund’s development and application of applicable compliance policies and procedures, as applicable; (f) the nature, character and scope of non-investment management services provided by BlackRock and its affiliates and the estimated cost of such services, as applicable; (g) BlackRock’s and other service providers’ internal controls and risk and compliance oversight mechanisms; (h) BlackRock’s implementation of the proxy voting policies approved by each Board; (i) execution quality of portfolio transactions; (j) BlackRock’s implementation of each Fund’s valuation and liquidity procedures; (k) an analysis of management fees paid to BlackRock for products with similar investment mandates across the open-end fund, exchange-traded fund (“ETF”), closed-end fund, sub-advised mutual fund, separately managed account, collective investment trust, and institutional separate account product channels, as applicable, and the similarities and differences between these products and the services provided as compared to each Fund; (l) BlackRock’s compensation methodology for its investment professionals and the incentives and accountability it creates, along with investment professionals’ investments in the fund(s) they manage; and (m) periodic updates on BlackRock’s business.
Prior to and in preparation for the April Meeting, the Boards received and reviewed materials specifically relating to the renewal of the applicable Agreement. The Independent Board Members engaged in a process with their independent legal counsel and BlackRock to review the nature and scope of the information provided to the Boards to better assist their deliberations. The materials provided in connection with the April Meeting included, among other things: (a) information independently compiled and prepared by Broadridge Financial Solutions, Inc. (“Broadridge”), based on either a Lipper classification or Morningstar category, regarding the fees and expenses of each Fund as compared with a peer group of funds as determined by Broadridge (“Expense Peers”) and the investment performance of the Funds as compared with a peer group of funds (“Performance Peers”); (b) information on the composition of the Expense Peers and Performance Peers and a description of Broadridge’s methodology; (c) information on the estimated profits realized by BlackRock and its affiliates pursuant to the applicable Agreement and a discussion of fall-out benefits to BlackRock and its affiliates; (d) a general analysis provided by BlackRock concerning investment management fees received in connection with other types of investment products, such as institutional accounts, sub-advised mutual funds, ETFs, closed-end funds, open-end funds, and separately managed accounts, under similar investment mandates, as well as the performance of such other products, as applicable; (e) a review of non-management fees, as applicable; (f) the existence, impact and sharing of potential economies of scale, if any, with the Funds; (g) a summary of aggregate amounts paid by each Fund to BlackRock; (h) sales and redemption data regarding each Fund’s shares; and (i) various additional information requested by the Boards as appropriate regarding BlackRock’s and each Fund’s operations.
At the April Meeting, each Board reviewed materials relating to its consideration of the applicable Agreement and the Independent Board Members presented BlackRock with questions and requests for additional information. BlackRock responded to these questions and requests with additional written information in advance of the May Meeting, and such responses were reviewed by the Board Members.
Disclosure of Investment Advisory Agreements
87

Disclosure of Investment Advisory Agreements (continued)
At the May Meeting, each Board concluded, with respect to the applicable Fund, its assessment of, among other things: (a) the nature, extent and quality of the services provided by BlackRock; (b) the investment performance of the Fund as compared to their Performance Peers and to other metrics, as applicable; (c) the advisory fee and the estimated cost of the services and estimated profits realized by BlackRock and its affiliates from their relationship with the Fund; (d) the Fund’s fees and expenses compared to its Expense Peers; (e) the existence and sharing of potential economies of scale; (f) any fall-out benefits to BlackRock and its affiliates as a result of BlackRock’s relationship with the Fund; and (g) other factors deemed relevant by the Board Members.
Each Board also considered other matters it deemed important to the approval process, such as other payments made or benefits that inure to BlackRock or its affiliates including relating to, as applicable, securities lending and cash management activities of the applicable Fund. Each Board noted the willingness of BlackRock’s personnel to engage in open, candid discussions with the Board. Each Board evaluated the information available to it on a fund-by-fund basis. The following paragraphs provide more information about some of the primary factors that were relevant to each Board’s decision. The Board Members did not identify any particular information, or any single factor as determinative, and each Board Member may have attributed different weights to the various items and factors considered.
A. Nature, Extent and Quality of the Services Provided by BlackRock
Each Board, including the Independent Board Members, reviewed the nature, extent and quality of services provided by BlackRock, including the investment advisory services, and the resulting performance of the applicable Fund. Throughout the year, each Board compared the applicable Fund’s performance to the performance of a comparable group of funds, relevant benchmarks, and performance metrics, as applicable. Throughout the year, the Boards met with BlackRock’s senior management personnel responsible for investment activities, including the senior investment officers. Each Board also reviewed the materials provided by the applicable Fund’s portfolio management team discussing the Fund’s performance, investment strategies and outlook.
Each Board considered, among other factors, with respect to BlackRock: the experience of the applicable Fund’s portfolio management team (including the tenure of or changes in the portfolio management team); research capabilities; investments by portfolio managers in the funds they manage; portfolio trading capabilities; use of certain trading, portfolio management, operations and/or information systems owned by BlackRock; commitment to compliance; credit analysis capabilities; risk analysis and oversight capabilities; and the approach to training and retaining portfolio managers and other research, advisory and management personnel. The Boards also considered BlackRock’s overall risk management program, including the continued efforts of BlackRock and its affiliates to address cybersecurity risks, the role of BlackRock’s Risk & Quantitative Analysis Group, and BlackRock’s policies and procedures for third-party vendor oversight. The Boards engaged in a review of BlackRock’s compensation structure with respect to the applicable Fund’s portfolio management team and BlackRock’s ability to attract and retain high-quality talent and create performance incentives.
In addition to investment advisory services, the Boards considered the nature and quality of the administrative and other non-investment advisory services provided to the Funds. BlackRock and its affiliates provide the Funds with certain administrative, shareholder and other services (in addition to any such services provided to the Funds by third parties) and officers and other personnel as are necessary for the operations of the Funds. In particular, BlackRock and its affiliates provide each Fund with administrative services including, among others: (i) responsibility for disclosure documents, such as the prospectus, the summary prospectus (as applicable), the statement of additional information, and periodic shareholder reports; (ii) oversight of daily accounting and net asset value; and services related to the valuation and pricing of the Fund’s portfolio holdings; (iii) responsibility for periodic filings with regulators; (iv) overseeing and coordinating the activities of third-party service providers including, among others, the Fund’s custodian, fund accountant, transfer agent, and auditor; (v) organizing Board meetings and preparing the materials for such Board meetings; (vi) providing legal and compliance support; (vii) furnishing analytical and other support to assist the Fund’s Board in its consideration of strategic issues such as the merger, consolidation or repurposing of certain open-end funds; and (viii) performing or managing administrative functions necessary for the operation of the Fund, such as tax reporting, expense management, fulfilling regulatory filing requirements, overseeing the Fund’s distribution partners, and shareholder call center and other services. The Boards reviewed the structure and duties of BlackRock’s fund administration, shareholder services, and legal and compliance departments and considered BlackRock’s policies and procedures for assuring compliance with applicable laws and regulations. Each Board also considered the operation of BlackRock’s business continuity plans.
B. The Investment Performance of the Funds
Each Board, including the Independent Board Members, reviewed and considered the performance history of the applicable Fund throughout the year and at the April Meeting. The Boards were provided with the Funds’ performance reporting and analysis, relative to applicable performance metrics, by BlackRock throughout the year and at the April Meeting. In preparation for the April Meeting, the Boards were also provided with reports independently prepared by Broadridge, which included an analysis of the Funds’ performance as of December 31, 2025, as compared to their Performance Peers. Broadridge ranks funds in quartiles, ranging from first to fourth, where first is the most desirable quartile position and fourth is the least desirable. In connection with its review, each Board received and reviewed information regarding the investment performance of the applicable Fund as compared to its Performance Peers. Each Board and its Performance Oversight Committee regularly review and meet with Fund management to discuss the performance of the applicable Fund throughout the year.
Each Board noted that while it found the data provided by Broadridge generally useful, it recognized the limitations of such data, including in particular, that notable differences may exist between a fund and its Performance Peers (for example, the investment objectives and strategies). Further, each Board recognized that the performance data reflects a snapshot of a period as of a particular date and that selecting a different performance period could produce significantly different results. Each Board also acknowledged that long-term performance could be impacted by even one period of significant outperformance or underperformance, and that a single investment theme could have the ability to disproportionately affect long-term performance.
The Board of the Trust noted that for the one-, three- and five-year periods reported, the Advantage International Fund ranked in the second, first and first quartiles, respectively, against its Performance Peers.
The Board of the Trust noted that for the one-, three- and five-year periods reported, the Advantage Large Cap Growth Fund ranked in the first, second and first quartiles, respectively, against its Performance Peers.
The Board of the Trust noted that for the one-, three- and five-year periods reported, the Advantage Small Cap Core Fund ranked in the first, first and third quartiles, respectively, against its Performance Peers. The Board and BlackRock reviewed the Fund’s underperformance relative to its Performance Peers during the applicable period.
882026 BlackRock Annual Financial Statements and Additional Information

Disclosure of Investment Advisory Agreements (continued)
The Board of the Corporation noted that for the one-, three- and five-year periods reported, the Advantage Large Cap Value Fund ranked in the first, first and second quartiles, respectively, against its Performance Peers.
The Board of the Corporation noted that for each of the one-, three- and five-year periods reported, the Advantage Large Cap Core Fund ranked in the first quartile against its Performance Peers.
C. Consideration of the Advisory/Management Fees and the Estimated Costs of the Services and Estimated Profits Realized by BlackRock and its Affiliates from their Relationship with the Funds
Each Board, including the Independent Board Members, reviewed the applicable Fund’s contractual management fee rate compared with those of its Expense Peers. The contractual management fee rates represent a combination of the advisory fee and any administrative fees, before taking into account any reimbursements or fee waivers. Each Board also compared the applicable Fund’s total expense ratio, as well as its actual management fee rates, to those of its Expense Peers. The total expense ratio represents a fund’s total net operating expenses, including any 12b-1 or non-12b-1 service fees. The total expense ratio gives effect to any expense reimbursements or fee waivers, and the actual management fee rates give effect to any management fee reimbursements or waivers. The Boards considered that the fee and expense information in the Broadridge report for the Funds reflected information for a specific period and that historical asset levels and expenses may differ from current levels, particularly in a period of market volatility. The Boards also noted that while they found the expense comparison provided by Broadridge generally useful, it recognized that the comparison is subject to Broadridge’s defined peer selection criteria and methodology. The Boards considered the services provided and the fees charged by BlackRock and its affiliates to other types of clients with similar investment mandates, as applicable, including institutional accounts and sub-advised mutual funds (including mutual funds sponsored by third parties).
The Boards reviewed BlackRock’s profitability methodology and were also provided with an estimated profitability analysis that detailed the revenues earned and the expenses incurred by BlackRock for services provided to the Funds. The Boards reviewed BlackRock’s estimated profitability with respect to the Funds and other funds the Boards currently oversee for the year ended December 31, 2025 compared to available aggregate estimated profitability data provided for the prior two years. The Boards reviewed BlackRock’s estimated profitability with respect to certain other U.S. fund complexes managed by the Manager and/or its affiliates. The Boards reviewed BlackRock’s assumptions and methodology of allocating expenses in the estimated profitability analysis, noting the inherent limitations in allocating costs among various advisory products. The Boards recognized that profitability may be affected by numerous factors including, among other things, fee waivers and expense reimbursements by the Manager, the types of funds managed, precision of expense allocations and business mix. The Boards thus recognized the limitations of calculating and comparing profitability at the individual fund level.
The Boards received and reviewed statements relating to BlackRock’s financial condition. The Boards reviewed BlackRock’s overall operating margin, in general, compared to that of certain other publicly traded asset management firms. The Boards considered the differences between BlackRock and these other firms, including the contribution of BlackRock’s technology business, BlackRock’s expense management, and the relative product mix. The Boards noted that, in general, individual fund or product line profitability information for other advisors is not publicly available.
Each Board considered whether BlackRock has the financial resources necessary to attract and retain high quality investment management personnel to perform its obligations under the applicable Agreement and to continue to provide the high quality of services that is expected by the Board. The Boards further considered factors including but not limited to BlackRock’s commitment of time and resources, assumption of risk, and liability profile in servicing the Funds, including in contrast to what is required of BlackRock with respect to other products with similar investment mandates across the open-end fund, ETF, closed-end fund, sub-advised mutual fund, separately managed account, collective investment trust, and institutional separate account product channels, as applicable.
The Board of the Trust noted that the Advantage International Fund’s contractual management fee rate ranked in the first quartile, and that the actual management fee rate and total expense ratio each ranked in the first quartile relative to the Fund’s Expense Peers. The Board also noted that the Fund has an advisory fee arrangement that includes breakpoints that adjust the fee rate downward as the size of the Fund increases above certain contractually specified levels. The Board additionally noted that the breakpoints can, conversely, adjust the advisory fee rate upward as the size of the Fund decreases below certain contractually specified levels. The Board further noted that BlackRock and the Board have contractually agreed to a cap on the Fund’s total expenses as a percentage of the Fund’s average daily net assets on a class-by-class basis.
The Board of the Trust noted that the Advantage Large Cap Growth Fund’s contractual management fee rate ranked in the first quartile, and that the actual management fee rate and total expense ratio each ranked in the first quartile relative to the Fund’s Expense Peers. The Board also noted that the Fund has an advisory fee arrangement that includes breakpoints that adjust the fee rate downward as the size of the Fund increases above certain contractually specified levels. The Board additionally noted that the breakpoints can, conversely, adjust the advisory fee rate upward as the size of the Fund decreases below certain contractually specified levels. The Board further noted that BlackRock and the Board have contractually agreed to a cap on the Fund’s total expenses as a percentage of the Fund’s average daily net assets on a class-by-class basis.
The Board of the Trust noted that the Advantage Small Cap Core Fund’s contractual management fee rate ranked in the first quartile, and that the actual management fee rate and total expense ratio each ranked in the first quartile relative to the Fund’s Expense Peers. The Board also noted that the Fund has an advisory fee arrangement that includes breakpoints that adjust the fee rate downward as the size of the Fund increases above certain contractually specified levels. The Board additionally noted that the breakpoints can, conversely, adjust the advisory fee rate upward as the size of the Fund decreases below certain contractually specified levels. The Board further noted that BlackRock and the Board have contractually agreed to a cap on the Fund’s total expenses as a percentage of the Fund’s average daily net assets on a class-by-class basis.
The Board of the Corporation noted that the Advantage Large Cap Value Fund’s contractual management fee rate ranked in the second quartile, and that the actual management fee rate and total expense ratio each ranked in the first quartile relative to the Fund’s Expense Peers. The Board also noted that the Fund has an advisory fee arrangement that includes breakpoints that adjust the fee rate downward as the size of the Fund increases above certain contractually specified levels. The Board additionally noted that the breakpoints can, conversely, adjust the advisory fee rate upward as the size of the Fund decreases below certain contractually specified levels. In addition, the Board noted that BlackRock and the Board have contractually agreed to a cap on the Fund’s total expenses as a percentage of the Fund’s average daily net assets on a class-by-class basis.
Disclosure of Investment Advisory Agreements
89

Disclosure of Investment Advisory Agreements (continued)
The Board of the Corporation noted that the Advantage Large Cap Core Fund’s contractual management fee rate ranked in the first quartile, and that the actual management fee rate and total expense ratio each ranked in the first quartile relative to the Fund’s Expense Peers. The Board also noted that the Fund has an advisory fee arrangement that includes breakpoints that adjust the fee rate downward as the size of the Fund increases above certain contractually specified levels. The Board additionally noted that the breakpoints can, conversely, adjust the advisory fee rate upward as the size of the Fund decreases below certain contractually specified levels. The Board further noted that BlackRock and the Board have contractually agreed to a cap on the Fund’s total expenses as a percentage of the Fund’s average daily net assets on a class-by-class basis.
D. Economies of Scale
Each Board, including the Independent Board Members, considered the extent to which any economies of scale might benefit the Funds in a variety of ways as the assets of the applicable Fund increase. Each Board considered multiple factors, including the advisory fee rate and breakpoints, unitary fee structure, fee waivers, and/or expense caps, as applicable. Each Board considered the applicable Fund’s asset levels and whether the current fee schedule was appropriate.
E. Other Factors Deemed Relevant by the Board Members
Each Board, including the Independent Board Members, also took into account other ancillary or “fall-out” benefits that BlackRock or its affiliates may derive from BlackRock’s respective relationships with the applicable Fund, both tangible and intangible, such as BlackRock’s ability to leverage its investment professionals who manage other portfolios and its risk management personnel, an increase in BlackRock’s profile in the investment advisory community, and the engagement of BlackRock’s affiliates as service providers to the Funds, including for administrative, distribution, securities lending, and cash management services. The Boards also noted the revenue received by BlackRock and/or its affiliates pursuant to an agreement that permits a service provider to use certain portions of BlackRock’s technology platform to service accounts managed by BlackRock and/or its affiliates. With respect to securities lending, during the year the Boards also considered information provided by independent third-party consultants related to the performance of each BlackRock affiliate as securities lending agent. The Boards considered BlackRock’s overall operations and its efforts to expand the scale of, and improve the quality of, its operations. The Boards noted that, subject to applicable law, BlackRock may use and benefit from third-party research obtained by soft dollars generated by certain registered fund transactions to assist in managing all or a number of its other client accounts. Throughout the year, the Boards also received information and reporting, as applicable, regarding BlackRock’s soft dollar, brokerage, and trade execution practices.
Conclusion
At the May Meeting, in a continuation of the discussions that occurred during the April Meeting, and as a culmination of the Board of the Trust’s year-long deliberative process, the Board of the Trust, including the Independent Board Members, unanimously approved the continuation of the Trust Advisory Agreement between the Manager and the Trust, on behalf of each of the Advantage International Fund, Advantage Large Cap Growth Fund, and Advantage Small Cap Core Fund, for a one-year term ending June 30, 2027.
At the May Meeting, in a continuation of the discussions that occurred during the April Meeting, and as a culmination of the Board of the Corporation’s year-long deliberative process, the Board of the Corporation, including the Independent Board Members, unanimously approved the continuation of the Corporation Advisory Agreements between the Manager and the Corporation, on behalf of each of the Advantage Large Cap Value Fund and Advantage Large Cap Core Fund, for a one-year term ending June 30, 2027.
Based upon their evaluation of all of the aforementioned factors in their totality, as well as other information, the Boards, including the Independent Board Members, were satisfied that the terms of the Agreements were fair and reasonable and in the best interest of each Fund, as applicable, and its shareholders. In arriving at its decision to approve the Agreements, the Boards did not identify any single factor or group of factors as all-important or controlling, but considered all factors together, and different Board Members may have attributed different weights to the various factors considered. The Independent Board Members were advised by independent legal counsel throughout the deliberative process.
902026 BlackRock Annual Financial Statements and Additional Information

Glossary of Terms Used in these Financial Statements

Portfolio Abbreviation
ADR	American Depositary Receipt
CVR	Contingent Value Rights
LP	Limited Partnership
NVS	Non-Voting Shares
REIT	Real Estate Investment Trust
Glossary of Terms Used in these Financial Statements
91

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This report is intended for current holders. It is not authorized for use as an offer of sale or a solicitation of an offer to buy shares of the Funds unless preceded or accompanied by the Funds’ current prospectus. Past performance results shown in this report should not be considered a representation of future performance. Investment returns and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Statements and other information herein are as dated and are subject to change.

May 31, 2026
2026 Annual Financial Statements and Additional Information

BlackRock FundsSM
●BlackRock Commodity Strategies Fund

Not FDIC Insured ● May Lose Value ● No Bank Guarantee

2

Derivative Financial Instruments
The Fund may invest in various derivative financial instruments. These instruments are used to obtain exposure to a security, commodity, index, market, and/or other assets without owning or taking physical custody of securities, commodities and/or other referenced assets or to manage market, equity, credit, interest rate, foreign currency exchange rate, commodity and/or other risks. Derivative financial instruments may give rise to a form of economic leverage and involve risks, including the imperfect correlation between the value of a derivative financial instrument and the underlying asset, possible default of the counterparty to the transaction or illiquidity of the instrument. Pursuant to Rule 18f-4 under the 1940 Act, among other things, the Fund must either use derivative financial instruments with embedded leverage in a limited manner or comply with an outer limit on fund leverage risk based on value-at-risk. The Fund’s successful use of a derivative financial instrument depends on the investment adviser’s ability to predict pertinent market movements accurately, which cannot be assured. The use of these instruments may result in losses greater than if they had not been used, may limit the amount of appreciation the Fund can realize on an investment and/or may result in lower distributions paid to shareholders. The Fund’s investments in these instruments, if any, are discussed in detail in the Notes to Consolidated Financial Statements.
Derivative Financial Instruments
3

Consolidated Schedule of Investments
May 31, 2026
BlackRock Commodity Strategies Fund
(Percentages shown are based on Net Assets)

Security	Shares	Value
Common Stocks
Chemicals — 7.7%
Air Liquide SA	10,850	$ 2,241,433
CF Industries Holdings, Inc.	70,442	7,914,159
Corteva, Inc.	410,861	32,162,199
Linde PLC	4,287	2,133,597
Neo Performance Materials, Inc.	45,645	1,030,667
Novonesis (Novozymes) B, B Shares	227,999	13,246,306
Nutrien Ltd.	578,324	39,644,110
		98,372,471
Construction Materials — 0.0%
Martin Marietta Materials, Inc.	800	465,312
Containers & Packaging — 3.3%
Packaging Corp. of America	117,678	25,760,891
Smurfit Westrock PLC	406,372	16,722,208
		42,483,099
Energy Equipment & Services — 1.3%
Liberty Energy, Inc., Class A	53,520	1,565,995
SBM Offshore NV	80,193	3,056,501
Subsea 7 SA	105,770	3,475,019
TechnipFMC PLC	93,725	6,412,664
Tecnicas Reunidas SA(a)	61,083	2,241,970
		16,752,149
Food Products — 2.3%
Bunge Global SA	242,943	29,954,872
Machinery — 1.4%
Deere & Co.	31,753	17,215,842
Metals & Mining — 11.0%
Agnico Eagle Mines Ltd.	33,713	6,198,507
Alamos Gold, Inc., Class A	27,039	1,109,292
Alcoa Corp.	30,656	2,380,132
Anglo American PLC	83,662	4,477,371
Anglogold Ashanti PLC	53,243	5,156,052
ArcelorMittal SA	42,485	2,924,772
Artemis Gold, Inc.(a)	31,243	747,847
Asara Resources Ltd.(a)	1,101,449	114,708
Aya Gold & Silver, Inc.(a)(b)	6,761	142,316
Barrick Mining Corp.	164,363	6,993,646
Bellavista Resources Ltd.(a)	21,801	7,208
Bellevue Gold Ltd.(a)	404,133	446,066
Benz Mining Corp., CDI(a)	161,058	207,185
BHP Group Ltd.	119,231	5,307,969
Blackstone Minerals Ltd.(a)(b)	638,710	23,413
BlueScope Steel Ltd.	46,161	1,053,461
Capricorn Metals Ltd.	21,344	218,629
Centerra Gold, Inc.	15,143	267,349
Chalice Mining Ltd.(a)(b)	49,794	52,059
Challenger Gold Ltd.(a)	3,088,773	301,679
Coeur Mining, Inc.	43,892	847,993
Develop Global Ltd.(a)	354,383	1,565,369
Discovery Silver Corp.(a)	215,123	1,340,374
DPM Metals, Inc.	17,457	586,269
Eldorado Gold Corp.(b)	18,670	631,606
Eldorado Gold Corp. (CAD)	33,642	1,136,651
Elevra Lithium Ltd.(a)	64,068	594,379
Emerald Resources NL(a)	68,368	293,489
Endeavour Mining PLC	45,598	2,857,296
Equinox Gold Corp.	25,839	352,354
ERO Copper Corp.(a)	7,832	238,655
FireFly Metals Ltd.(a)	149,058	220,328
Security	Shares	Value
Metals & Mining (continued)
First Quantum Minerals Ltd.(a)	61,370	$ 1,889,198
Founders Metals, Inc.(a)	230,890	837,377
Franco-Nevada Corp.	20,146	4,666,759
Freeport-McMoRan, Inc.	55,100	3,620,621
Fresnillo PLC	12,066	530,173
G Mining Ventures Corp.(a)(b)	16,497	516,455
G2 Goldfields, Inc.(a)	45,272	330,021
Galiano Gold, Inc.(a)(b)	72,192	168,613
Glencore PLC	984,158	7,484,909
Gold Fields Ltd., ADR	19,336	770,733
Gold Royalty Corp.(a)(b)	190,315	618,524
Greatland Resources Ltd.(a)	43,840	434,467
Grupo Mexico SAB de CV, Series B	125,880	1,555,911
Hudbay Minerals, Inc.	31,721	927,482
Hycroft Mining Holding Corp., Class A(a)(b)	7,525	248,701
IAMGOLD Corp.(a)(b)	47,912	856,667
Iluka Resources Ltd.	31,860	180,968
Ivanhoe Electric, Inc.(a)	15,207	204,686
Ivanhoe Mines Ltd., Class A(a)(b)	61,903	548,243
Kinross Gold Corp.	186,543	5,666,718
Lundin Gold, Inc.	3,223	215,194
Lundin Mining Corp.	39,587	1,182,456
LunR Royalties Corp. (Acquired 10/27/25, cost $70,338)(a)(c)	16,782	266,462
Lynas Rare Earths Ltd.(a)	76,651	1,053,835
Minerals 260 Ltd.(a)	270,363	165,372
Newmont Corp.	65,649	7,208,917
NGEx Minerals Ltd.(a)(b)	53,482	1,117,239
Nickel Industries Ltd.(a)	734,888	558,281
Norsk Hydro ASA	176,044	2,152,978
Northern Star Resources Ltd.	185,635	2,530,322
Nucor Corp.	17,870	4,467,500
OR Royalties, Inc.	32,429	1,208,575
Orla Mining Ltd.	34,369	461,195
Osisko Metals, Inc.(a)	452,597	587,639
Pan American Silver Corp.	12,219	696,361
Polyus PJSC(a)(d)	462,520	7
Predictive Discovery Ltd. (AUD)(a)	742,381	397,624
Predictive Discovery Ltd. (CAD)(a)	605,325	316,131
Reliance, Inc.	452	172,108
Rio Tinto PLC	69,381	7,369,056
Rio2 Ltd.(a)(b)	165,988	384,073
Royal Gold, Inc.	4,445	997,814
Rupert Resources Ltd. (Acquired 02/24/23, cost $315,608)(a)(c)	91,372	682,647
Sociedad Minera Cerro Verde SAA	17,246	969,225
Solaris Resources, Inc.(a)	45,152	461,132
Solaris Resources, Inc.(a)	39,000	398,303
Southern Copper Corp.	6,237	1,193,138
Steel Dynamics, Inc.	14,071	3,660,571
Titan Mining Corp.(a)	13,849	32,847
Titan Mining Corp.(a)(b)	26,790	63,543
Torex Gold Resources, Inc.	24,940	1,143,660
Vale SA, ADR	347,030	5,639,238
Valterra Platinum Ltd.	23,741	1,960,388
Wheaton Precious Metals Corp.	55,302	7,435,374
Zijin Gold International Co. Ltd.(a)	11,600	192,594
Zijin Mining Group Co. Ltd., Class H	416,000	1,743,964
		139,937,413
Oil, Gas & Consumable Fuels — 20.9%
California Resources Corp.	21,714	1,287,423
Cameco Corp.	9,085	1,023,880
42026 BlackRock Annual Financial Statements and Additional Information

Consolidated Schedule of Investments  (continued)
May 31, 2026
BlackRock Commodity Strategies Fund
(Percentages shown are based on Net Assets)
Security	Shares	Value
Oil, Gas & Consumable Fuels (continued)
Cameco Corp. (CAD)	39,296	$ 4,415,438
Canadian Natural Resources Ltd.	253,456	11,526,995
Cheniere Energy, Inc.	43,718	9,830,429
Chevron Corp.	184,198	33,608,767
ConocoPhillips	115,276	13,139,159
EQT Corp.	53,053	2,914,201
Exxon Mobil Corp.	393,955	57,225,903
Gazprom PJSC(a)(d)	712,200	100
Gaztransport Et Technigaz SA	15,292	3,529,861
Kinder Morgan, Inc.	239,420	7,441,174
Kosmos Energy Ltd.(a)	216,974	607,527
Marathon Petroleum Corp.	26,020	6,472,995
Permian Resources Corp., Class A	261,860	5,035,568
Repsol SA	144,238	3,724,269
Shell PLC	708,455	29,936,046
Suncor Energy, Inc.	167,539	10,471,719
Targa Resources Corp.	46,502	11,861,265
TC Energy Corp.	138,569	9,232,908
TotalEnergies SE	243,124	21,332,390
Valero Energy Corp.	36,916	9,037,775
Williams Cos., Inc. (The)	178,065	12,712,060
		266,367,852
Paper & Forest Products — 1.3%
Mondi PLC	728,932	7,375,526
UPM-Kymmene Oyj	304,081	8,883,966
		16,259,492
Total Common Stocks — 49.2% (Cost: $495,323,809)		627,808,502
Rights
Metals & Mining — 0.0%
Kinross Gold Corp., CVR(a)	11,812	16,419
Total Rights — 0.0% (Cost: $ —)		16,419
Warrants(a)(d)
Metals & Mining — 0.0%
Challenger Gold Ltd., (Issued 05/25/26/Exercisable 06/05/26, 1 Share for 2 Warrant, Expires 06/30/29, Strike Price AUD 0.16)	1,544,386	11
Total Warrants — 0.0% (Cost: $111)		11
Total Long-Term Investments — 49.2% (Cost: $495,323,920)		627,824,932
Security	Shares	Value
Short-Term Securities
Money Market Funds — 1.0%
BlackRock Cash Funds: Institutional, SL Agency Shares, 3.76%(e)(f)(g)	3,171,276	$ 3,172,227
BlackRock Liquidity Funds, T-Fund, Institutional Shares, 3.51%(e)(f)	9,721,349	9,721,349
		12,893,576

		Par (000)
U.S. Treasury Obligations(h) — 48.0%
U.S. Treasury Bills, 3.62%,08/27/26	USD	616,500	611,143,651
Total Short-Term Securities — 49.0% (Cost: $624,049,839)			624,037,227
Total Investments — 98.2% (Cost: $1,119,373,759)			1,251,862,159
Other Assets Less Liabilities — 1.8%			22,395,945
Net Assets — 100.0%			$ 1,274,258,104

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)
Restricted security as to resale, excluding 144A securities. The Fund held restricted securities with a current value of $949,109, representing 0.1% of its net assets as of period end, and an original cost of $385,946.

(d)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(e)	Affiliate of the Fund.
(f)	Annualized 7-day yield as of period end.
(g)	All or a portion of this security was purchased with the cash collateral from loaned securities.
(h)	Rates are discount rates or a range of discount rates as of period end.

Consolidated Schedule of Investments
5

Consolidated Schedule of Investments  (continued)
May 31, 2026
BlackRock Commodity Strategies Fund
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the year ended May 31, 2026 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 05/31/25	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 05/31/26	Shares Held at 05/31/26	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$ 6,935,794	$ —	$ (3,762,820)(a)	$ (696)	$ (51)	$ 3,172,227	3,171,276	$ 64,742 (b)	$ —
BlackRock Liquidity Funds, T-Fund, Institutional Shares	7,285,557	2,435,792 (a)	—	—	—	9,721,349	9,721,349	389,791	—
				$ (696)	$ (51)	$ 12,893,576		$ 454,533	$ —

(a)	Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.

For purposes of this report, industry and sector sub-classifications may differ from those utilized by the Fund for compliance purposes.
Derivative Financial Instruments Outstanding as of Period End
OTC Total Return Swaps
Paid by the Fund		Received by the Fund		Counterparty	Termination Date	Notional Amount (000)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Rate	Frequency	Reference	Frequency
3-month U.S. Treasury Bill, 3.68%(a)	Quarterly	BCOMRENT	Quarterly	Goldman Sachs International	06/01/26	USD	2,491	$ 625,619	$ —	$ 625,619
3-month U.S. Treasury Bill, 3.68%(a)	Quarterly	BCOMRENT	Quarterly	Goldman Sachs International	06/05/26	USD	484	80,079	—	80,079
3-month U.S. Treasury Bill, 3.68%(a)	Quarterly	BCOMRENT	Quarterly	JPMorgan Chase Bank N.A.	06/25/26	USD	686	36,792	—	36,792
3-month U.S. Treasury Bill, 3.68%(a)	Quarterly	BCOMRENT	Quarterly	JPMorgan Chase Bank N.A.	07/08/26	USD	1,737	90,409	—	90,409
3-month U.S. Treasury Bill, 3.68%(a)	Quarterly	BCOMRINT	Quarterly	Macquarie Bank Ltd.	07/08/26	USD	329	27,931	—	27,931
3-month U.S. Treasury Bill, 3.68%(a)	Quarterly	BCOMRENT	Quarterly	JPMorgan Chase Bank N.A.	07/21/26	USD	67,199	1,988,697	—	1,988,697
3-month U.S. Treasury Bill, 3.68%(a)	Quarterly	BCOMRLIT	Quarterly	Societe Generale	07/21/26	USD	5,945	(190,443)	—	(190,443)
3-month U.S. Treasury Bill, 3.68%(a)	Quarterly	BCOMRPRT	Quarterly	Societe Generale	07/21/26	USD	65,354	(1,973,770)	—	(1,973,770)
3-month U.S. Treasury Bill, 3.68%(a)	Quarterly	BCOMRPRT	Quarterly	JPMorgan Chase Bank N.A.	07/31/26	USD	413	(2,936)	—	(2,936)
3-month U.S. Treasury Bill, 3.68%(a)	Quarterly	BCOMRINT	Quarterly	Macquarie Bank Ltd.	07/31/26	USD	2,606	125,535	—	125,535
3-month U.S. Treasury Bill, 3.68%(a)	Quarterly	BCOMRPRT	Quarterly	Goldman Sachs International	08/31/26	USD	3,371	(36,552)	—	(36,552)
62026 BlackRock Annual Financial Statements and Additional Information

Consolidated Schedule of Investments  (continued)
May 31, 2026
BlackRock Commodity Strategies Fund
OTC Total Return Swaps (continued)
Paid by the Fund		Received by the Fund		Counterparty	Termination Date	Notional Amount (000)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Rate	Frequency	Reference	Frequency
3-month U.S. Treasury Bill, 3.68%(a)	Quarterly	BCOMRENT	Quarterly	Goldman Sachs International	08/31/26	USD	5,139	$ (36,778)	$ —	$ (36,778)
3-month U.S. Treasury Bill, 3.68%(a)	Quarterly	BCOMRINT	Quarterly	Goldman Sachs International	08/31/26	USD	1,246	(14,574)	—	(14,574)
3-month U.S. Treasury Bill, 3.68%(a)	Quarterly	BCOMRLIT	Quarterly	Societe Generale	08/31/26	USD	583	(5,419)	—	(5,419)
3-month U.S. Treasury Bill, 3.68%(a)	Quarterly	BCOMRENT	Quarterly	JPMorgan Chase Bank N.A.	09/02/26	USD	520	130,551	—	130,551
3-month U.S. Treasury Bill, 3.68%(a)	Quarterly	BCOMRLIT	Quarterly	Merrill Lynch International	09/03/26	USD	1,536	(9,427)	—	(9,427)
3-month U.S. Treasury Bill, 3.68%(a)	Quarterly	BCOMRENT	Quarterly	Goldman Sachs International	09/11/26	USD	606	57,153	—	57,153
3-month U.S. Treasury Bill, 3.68%(a)	Quarterly	BCOMRPRT	Quarterly	Goldman Sachs International	09/11/26	USD	883	(110,895)	—	(110,895)
3-month U.S. Treasury Bill, 3.68%(a)	Quarterly	BCOMRLIT	Quarterly	Macquarie Bank Ltd.	09/11/26	USD	121	(143)	—	(143)
3-month U.S. Treasury Bill, 3.68%(a)	Quarterly	BCOMRINT	Quarterly	Macquarie Bank Ltd.	09/11/26	USD	311	20,374	—	20,374
3-month U.S. Treasury Bill, 3.68%(a)	Quarterly	BCOMRPRT	Quarterly	Goldman Sachs International	09/25/26	USD	754	2,199	—	2,199
3-month U.S. Treasury Bill, 3.68%(a)	Quarterly	BCOMRENT	Quarterly	JPMorgan Chase Bank N.A.	09/25/26	USD	615	32,974	—	32,974
3-month U.S. Treasury Bill, 3.68%(a)	Quarterly	BCOMRLIT	Quarterly	Macquarie Bank Ltd.	09/25/26	USD	119	(733)	—	(733)
3-month U.S. Treasury Bill, 3.68%(a)	Quarterly	BCOMRINT	Quarterly	Macquarie Bank Ltd.	09/25/26	USD	287	36,942	—	36,942
3-month U.S. Treasury Bill, 3.68%(a)	Quarterly	BCOMRPRT	Quarterly	Goldman Sachs International	09/30/26	USD	334	(6,419)	—	(6,419)
3-month U.S. Treasury Bill, 3.68%(a)	Quarterly	BCOMRENT	Quarterly	JPMorgan Chase Bank N.A.	09/30/26	USD	842	(6,404)	—	(6,404)
3-month U.S. Treasury Bill, 3.68%(a)	Quarterly	BCOMRINT	Quarterly	Macquarie Bank Ltd.	09/30/26	USD	979	103,971	—	103,971
3-month U.S. Treasury Bill, 3.68%(a)	Quarterly	BCOMRENT	Quarterly	Goldman Sachs International	10/07/26	USD	718	(49,065)	—	(49,065)
3-month U.S. Treasury Bill, 3.68%(a)	Quarterly	BCOMRLIT	Quarterly	Macquarie Bank Ltd.	10/07/26	USD	126	(6,276)	—	(6,276)
3-month U.S. Treasury Bill, 3.68%(a)	Quarterly	BCOMRINT	Quarterly	Macquarie Bank Ltd.	10/07/26	USD	306	31,907	—	31,907
3-month U.S. Treasury Bill, 3.68%(a)	Quarterly	BCOMRPRT	Quarterly	Goldman Sachs International	10/13/26	USD	2,765	(99,734)	—	(99,734)
Consolidated Schedule of Investments
7

Consolidated Schedule of Investments  (continued)
May 31, 2026
BlackRock Commodity Strategies Fund
OTC Total Return Swaps (continued)
Paid by the Fund		Received by the Fund		Counterparty	Termination Date	Notional Amount (000)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Rate	Frequency	Reference	Frequency
3-month U.S. Treasury Bill, 3.68%(a)	Quarterly	BCOMRENT	Quarterly	JPMorgan Chase Bank N.A.	10/13/26	USD	2,260	$ 34,706	$ —	$ 34,706
3-month U.S. Treasury Bill, 3.68%(a)	Quarterly	BCOMRINT	Quarterly	Macquarie Bank Ltd.	10/13/26	USD	1,103	57,449	—	57,449
3-month U.S. Treasury Bill, 3.68%(a)	Quarterly	BCOMRLIT	Quarterly	Macquarie Bank Ltd.	10/13/26	USD	431	(21,307)	—	(21,307)
3-month U.S. Treasury Bill, 3.68%(a)	Quarterly	BCOMRPRT	Quarterly	Goldman Sachs International	10/14/26	USD	8,038	(471,966)	—	(471,966)
3-month U.S. Treasury Bill, 3.68%(a)	Quarterly	BCOMRENT	Quarterly	JPMorgan Chase Bank N.A.	10/14/26	USD	19,647	1,032,949	—	1,032,949
3-month U.S. Treasury Bill, 3.68%(a)	Quarterly	BCOMRENT	Quarterly	Goldman Sachs International	10/16/26	USD	611	16,227	—	16,227
3-month U.S. Treasury Bill, 3.68%(a)	Quarterly	BCOMRPRT	Quarterly	JPMorgan Chase Bank N.A.	10/16/26	USD	768	(38,477)	—	(38,477)
3-month U.S. Treasury Bill, 3.68%(a)	Quarterly	BCOMRLIT	Quarterly	Macquarie Bank Ltd.	10/16/26	USD	117	(4,633)	—	(4,633)
3-month U.S. Treasury Bill, 3.68%(a)	Quarterly	BCOMRINT	Quarterly	Macquarie Bank Ltd.	10/16/26	USD	307	10,239	—	10,239
3-month U.S. Treasury Bill, 3.68%(a)	Quarterly	BCOMRPRT	Quarterly	Goldman Sachs International	10/22/26	USD	1,475	(58,070)	—	(58,070)
3-month U.S. Treasury Bill, 3.68%(a)	Quarterly	BCOMRENT	Quarterly	JPMorgan Chase Bank N.A.	10/22/26	USD	1,216	3,035	—	3,035
3-month U.S. Treasury Bill, 3.68%(a)	Quarterly	BCOMRINT	Quarterly	Macquarie Bank Ltd.	10/22/26	USD	601	15,689	—	15,689
3-month U.S. Treasury Bill, 3.68%(a)	Quarterly	BCOMRLIT	Quarterly	Macquarie Bank Ltd.	10/22/26	USD	226	(7,849)	—	(7,849)
3-month U.S. Treasury Bill, 3.68%(a)	Quarterly	BCOMRENT	Quarterly	Goldman Sachs International	10/27/26	USD	878	(24,318)	—	(24,318)
3-month U.S. Treasury Bill, 3.68%(a)	Quarterly	BCOMRPRT	Quarterly	JPMorgan Chase Bank N.A.	10/27/26	USD	1,015	(22,437)	—	(22,437)
3-month U.S. Treasury Bill, 3.68%(a)	Quarterly	BCOMRLIT	Quarterly	Macquarie Bank Ltd.	10/27/26	USD	161	(8,119)	—	(8,119)
3-month U.S. Treasury Bill, 3.68%(a)	Quarterly	BCOMRINT	Quarterly	Macquarie Bank Ltd.	10/27/26	USD	417	14,636	—	14,636
3-month U.S. Treasury Bill, 3.68%(a)	Quarterly	BCOMRENT	Quarterly	Goldman Sachs International	10/29/26	USD	1,090	(88,384)	—	(88,384)
3-month U.S. Treasury Bill, 3.68%(a)	Quarterly	BCOMRINT	Quarterly	Goldman Sachs International	10/29/26	USD	536	29,287	—	29,287
3-month U.S. Treasury Bill, 3.68%(a)	Quarterly	BCOMRPRT	Quarterly	Societe Generale	10/29/26	USD	673	6,836	—	6,836
82026 BlackRock Annual Financial Statements and Additional Information

Consolidated Schedule of Investments  (continued)
May 31, 2026
BlackRock Commodity Strategies Fund
OTC Total Return Swaps (continued)
Paid by the Fund		Received by the Fund		Counterparty	Termination Date	Notional Amount (000)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Rate	Frequency	Reference	Frequency
3-month U.S. Treasury Bill, 3.68%(a)	Quarterly	BCOMRENT	Quarterly	JPMorgan Chase Bank N.A.	11/02/26	USD	9,148	$ (986,071)	$ —	$ (986,071)
3-month U.S. Treasury Bill, 3.68%(a)	Quarterly	BCOMRAGT	Quarterly	Merrill Lynch International	11/02/26	USD	4,745	(157,207)	—	(157,207)
3-month U.S. Treasury Bill, 3.68%(a)	Quarterly	BCOMRLIT	Quarterly	Societe Generale	11/02/26	USD	2,041	(82,155)	—	(82,155)
3-month U.S. Treasury Bill, 3.68%(a)	Quarterly	BCOMRPRT	Quarterly	Goldman Sachs International	11/05/26	USD	779	3,628	—	3,628
3-month U.S. Treasury Bill, 3.68%(a)	Quarterly	BCOMRENT	Quarterly	Goldman Sachs International	11/05/26	USD	790	(64,518)	—	(64,518)
3-month U.S. Treasury Bill, 3.68%(a)	Quarterly	BCOMRAGT	Quarterly	Macquarie Bank Ltd.	11/05/26	USD	658	(21,101)	—	(21,101)
3-month U.S. Treasury Bill, 3.68%(a)	Quarterly	BCOMRINT	Quarterly	Macquarie Bank Ltd.	11/05/26	USD	329	11,807	—	11,807
3-month U.S. Treasury Bill, 3.68%(a)	Quarterly	BCOMRLIT	Quarterly	Macquarie Bank Ltd.	11/05/26	USD	130	(6,947)	—	(6,947)
3-month U.S. Treasury Bill, 3.68%(a)	Quarterly	BCOMRENT	Quarterly	JPMorgan Chase Bank N.A.	11/13/26	USD	2,827	(169,291)	—	(169,291)
3-month U.S. Treasury Bill, 3.68%(a)	Quarterly	BCOMRPRT	Quarterly	JPMorgan Chase Bank N.A.	11/13/26	USD	3,045	(176,893)	—	(176,893)
3-month U.S. Treasury Bill, 3.68%(a)	Quarterly	BCOMRAGT	Quarterly	Macquarie Bank Ltd.	11/13/26	USD	2,457	(122,719)	—	(122,719)
3-month U.S. Treasury Bill, 3.68%(a)	Quarterly	BCOMRLIT	Quarterly	Macquarie Bank Ltd.	11/13/26	USD	473	(22,750)	—	(22,750)
3-month U.S. Treasury Bill, 3.68%(a)	Quarterly	BCOMRINT	Quarterly	Macquarie Bank Ltd.	11/13/26	USD	1,268	(19,644)	—	(19,644)
3-month U.S. Treasury Bill, 3.68%(a)	Quarterly	BCOMRENT	Quarterly	JPMorgan Chase Bank N.A.	11/19/26	USD	763	(80,566)	—	(80,566)
3-month U.S. Treasury Bill, 3.68%(a)	Quarterly	BCOMRINT	Quarterly	Macquarie Bank Ltd.	11/19/26	USD	314	6,743	—	6,743
3-month U.S. Treasury Bill, 3.68%(a)	Quarterly	BCOMRAGT	Quarterly	Macquarie Bank Ltd.	11/19/26	USD	619	(19,677)	—	(19,677)
3-month U.S. Treasury Bill, 3.68%(a)	Quarterly	BCOMRPRT	Quarterly	Societe Generale	11/19/26	USD	729	7,437	—	7,437
3-month U.S. Treasury Bill, 3.68%(a)	Quarterly	BCOMRLIT	Quarterly	Societe Generale	11/19/26	USD	121	(4,843)	—	(4,843)
3-month U.S. Treasury Bill, 3.68%(a)	Quarterly	BCOMRPRT	Quarterly	Goldman Sachs International	12/01/26	USD	2,282	(342,175)	—	(342,175)
3-month U.S. Treasury Bill, 3.68%(a)	Quarterly	BCOMRENT	Quarterly	JPMorgan Chase Bank N.A.	12/01/26	USD	5,323	1,336,985	—	1,336,985
Consolidated Schedule of Investments
9

Consolidated Schedule of Investments  (continued)
May 31, 2026
BlackRock Commodity Strategies Fund
OTC Total Return Swaps (continued)
Paid by the Fund		Received by the Fund		Counterparty	Termination Date	Notional Amount (000)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Rate	Frequency	Reference	Frequency
3-month U.S. Treasury Bill, 3.68%(a)	Quarterly	BCOMRINT	Quarterly	Macquarie Bank Ltd.	12/01/26	USD	658	$ 54,745	$ —	$ 54,745
3-month U.S. Treasury Bill, 3.68%(a)	Quarterly	BCOMRAGT	Quarterly	Macquarie Bank Ltd.	12/01/26	USD	1,854	125,556	—	125,556
3-month U.S. Treasury Bill, 3.68%(a)	Quarterly	BCOMRAGT	Quarterly	Macquarie Bank Ltd.	12/02/26	USD	3,079	208,876	—	208,876
3-month U.S. Treasury Bill, 3.68%(a)	Quarterly	BCOMRPRT	Quarterly	Goldman Sachs International	12/22/26	USD	1,640	63,372	—	63,372
3-month U.S. Treasury Bill, 3.68%(a)	Quarterly	BCOMRINT	Quarterly	Goldman Sachs International	12/22/26	USD	672	94,427	—	94,427
3-month U.S. Treasury Bill, 3.68%(a)	Quarterly	BCOMRENT	Quarterly	Goldman Sachs International	12/22/26	USD	1,351	78,395	—	78,395
3-month U.S. Treasury Bill, 3.68%(a)	Quarterly	BCOMRAGT	Quarterly	Merrill Lynch International	12/22/26	USD	989	22,993	—	22,993
3-month U.S. Treasury Bill, 3.68%(a)	Quarterly	BCOMRLIT	Quarterly	Societe Generale	12/22/26	USD	254	(2,136)	—	(2,136)
3-month U.S. Treasury Bill, 3.68%(a)	Quarterly	BCOMRENT	Quarterly	Goldman Sachs International	12/23/26	USD	956	55,603	—	55,603
3-month U.S. Treasury Bill, 3.68%(a)	Quarterly	BCOMRAGT	Quarterly	Macquarie Bank Ltd.	12/23/26	USD	841	19,627	—	19,627
3-month U.S. Treasury Bill, 3.68%(a)	Quarterly	BCOMRINT	Quarterly	Macquarie Bank Ltd.	12/23/26	USD	401	56,449	—	56,449
3-month U.S. Treasury Bill, 3.68%(a)	Quarterly	BCOMRPRT	Quarterly	Societe Generale	12/23/26	USD	1,014	39,285	—	39,285
3-month U.S. Treasury Bill, 3.68%(a)	Quarterly	BCOMRLIT	Quarterly	Societe Generale	12/23/26	USD	163	(1,355)	—	(1,355)
3-month U.S. Treasury Bill, 3.68%(a)	Quarterly	BCOMRPRT	Quarterly	Macquarie Bank Ltd.	12/28/26	USD	801	10,676	—	10,676
3-month U.S. Treasury Bill, 3.68%(a)	Quarterly	BCOMRAGT	Quarterly	Macquarie Bank Ltd.	12/28/26	USD	653	10,665	—	10,665
3-month U.S. Treasury Bill, 3.68%(a)	Quarterly	BCOMRINT	Quarterly	Macquarie Bank Ltd.	12/28/26	USD	316	36,758	—	36,758
3-month U.S. Treasury Bill, 3.68%(a)	Quarterly	BCOMRLIT	Quarterly	Macquarie Bank Ltd.	12/28/26	USD	129	(3,976)	—	(3,976)
3-month U.S. Treasury Bill, 3.68%(a)	Quarterly	BCOMRENT	Quarterly	Macquarie Bank Ltd.	12/28/26	USD	806	(26,053)	—	(26,053)
3-month U.S. Treasury Bill, 3.68%(a)	Quarterly	BCOMRPRT	Quarterly	JPMorgan Chase Bank N.A.	12/30/26	USD	469	6,358	—	6,358
3-month U.S. Treasury Bill, 3.68%(a)	Quarterly	BCOMRENT	Quarterly	JPMorgan Chase Bank N.A.	12/30/26	USD	473	(15,168)	—	(15,168)
102026 BlackRock Annual Financial Statements and Additional Information

Consolidated Schedule of Investments  (continued)
May 31, 2026
BlackRock Commodity Strategies Fund
OTC Total Return Swaps (continued)
Paid by the Fund		Received by the Fund		Counterparty	Termination Date	Notional Amount (000)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Rate	Frequency	Reference	Frequency
3-month U.S. Treasury Bill, 3.68%(a)	Quarterly	BCOMRAGT	Quarterly	Macquarie Bank Ltd.	12/30/26	USD	382	$ 6,325	$ —	$ 6,325
3-month U.S. Treasury Bill, 3.68%(a)	Quarterly	BCOMRINT	Quarterly	Macquarie Bank Ltd.	12/30/26	USD	185	21,561	—	21,561
3-month U.S. Treasury Bill, 3.68%(a)	Quarterly	BCOMRLIT	Quarterly	Macquarie Bank Ltd.	12/30/26	USD	75	(2,310)	—	(2,310)
3-month U.S. Treasury Bill, 3.68%(a)	Quarterly	BCOMRAGT	Quarterly	Bank of America N.A.	01/05/27	USD	1,057	17,981	—	17,981
3-month U.S. Treasury Bill, 3.68%(a)	Quarterly	BCOMRINT	Quarterly	Goldman Sachs International	01/05/27	USD	635	65,949	—	65,949
3-month U.S. Treasury Bill, 3.68%(a)	Quarterly	BCOMRPRT	Quarterly	Goldman Sachs International	01/05/27	USD	759	(11,509)	—	(11,509)
3-month U.S. Treasury Bill, 3.68%(a)	Quarterly	BCOMRENT	Quarterly	JPMorgan Chase Bank N.A.	01/05/27	USD	764	(46,170)	—	(46,170)
3-month U.S. Treasury Bill, 3.68%(a)	Quarterly	BCOMRLIT	Quarterly	Macquarie Bank Ltd.	01/05/27	USD	121	(6,327)	—	(6,327)
3-month U.S. Treasury Bill, 3.68%(a)	Quarterly	BCOMRPRT	Quarterly	Goldman Sachs International	01/08/27	USD	2,413	(89,328)	—	(89,328)
3-month U.S. Treasury Bill, 3.68%(a)	Quarterly	BCOMRENT	Quarterly	JPMorgan Chase Bank N.A.	01/08/27	USD	2,123	110,481	—	110,481
3-month U.S. Treasury Bill, 3.68%(a)	Quarterly	BCOMRINT	Quarterly	Macquarie Bank Ltd.	01/08/27	USD	931	78,993	—	78,993
3-month U.S. Treasury Bill, 3.68%(a)	Quarterly	BCOMRAGT	Quarterly	Macquarie Bank Ltd.	01/08/27	USD	1,834	64,695	—	64,695
3-month U.S. Treasury Bill, 3.68%(a)	Quarterly	BCOMRLIT	Quarterly	Macquarie Bank Ltd.	01/08/27	USD	375	(17,319)	—	(17,319)
3-month U.S. Treasury Bill, 3.68%(a)	Quarterly	BCOMRAGT	Quarterly	Bank of America N.A.	01/12/27	USD	2,959	101,737	—	101,737
3-month U.S. Treasury Bill, 3.68%(a)	Quarterly	BCOMRLIT	Quarterly	Bank of America N.A.	01/12/27	USD	606	(30,006)	—	(30,006)
3-month U.S. Treasury Bill, 3.68%(a)	Quarterly	BCOMRENT	Quarterly	Goldman Sachs International	01/12/27	USD	3,547	54,119	—	54,119
3-month U.S. Treasury Bill, 3.68%(a)	Quarterly	BCOMRPRT	Quarterly	JPMorgan Chase Bank N.A.	01/12/27	USD	3,887	(140,582)	—	(140,582)
3-month U.S. Treasury Bill, 3.68%(a)	Quarterly	BCOMRINT	Quarterly	Macquarie Bank Ltd.	01/12/27	USD	1,547	80,456	—	80,456
3-month U.S. Treasury Bill, 3.68%(a)	Quarterly	BCOMRENT	Quarterly	JPMorgan Chase Bank N.A.	01/15/27	USD	48,892	2,317,493	—	2,317,493
3-month U.S. Treasury Bill, 3.68%(a)	Quarterly	BCOMRAGT	Quarterly	Macquarie Bank Ltd.	01/15/27	USD	25,599	613,612	—	613,612
Consolidated Schedule of Investments
11

Consolidated Schedule of Investments  (continued)
May 31, 2026
BlackRock Commodity Strategies Fund
OTC Total Return Swaps (continued)
Paid by the Fund		Received by the Fund		Counterparty	Termination Date	Notional Amount (000)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Rate	Frequency	Reference	Frequency
3-month U.S. Treasury Bill, 3.68%(a)	Quarterly	BCOMRLIT	Quarterly	Macquarie Bank Ltd.	01/15/27	USD	4,342	$ (210,580)	$ —	$ (210,580)
3-month U.S. Treasury Bill, 3.68%(a)	Quarterly	BCOMRINT	Quarterly	Macquarie Bank Ltd.	01/15/27	USD	3,972	145,380	—	145,380
3-month U.S. Treasury Bill, 3.68%(a)	Quarterly	BCOMRENT	Quarterly	Goldman Sachs International	01/19/27	USD	1,088	60,058	—	60,058
3-month U.S. Treasury Bill, 3.68%(a)	Quarterly	BCOMRPRT	Quarterly	Goldman Sachs International	01/19/27	USD	655	(37,166)	—	(37,166)
3-month U.S. Treasury Bill, 3.68%(a)	Quarterly	BCOMRINT	Quarterly	Macquarie Bank Ltd.	01/19/27	USD	393	15,692	—	15,692
3-month U.S. Treasury Bill, 3.68%(a)	Quarterly	BCOMRAGT	Quarterly	Macquarie Bank Ltd.	01/19/27	USD	855	19,764	—	19,764
3-month U.S. Treasury Bill, 3.68%(a)	Quarterly	BCOMRLIT	Quarterly	Societe Generale	01/19/27	USD	166	(5,570)	—	(5,570)
3-month U.S. Treasury Bill, 3.68%(a)	Quarterly	BCOMRAGT	Quarterly	Bank of America N.A.	01/20/27	USD	7,725	179,365	—	179,365
3-month U.S. Treasury Bill, 3.68%(a)	Quarterly	BCOMRENT	Quarterly	Goldman Sachs International	01/20/27	USD	1,690	93,447	—	93,447
3-month U.S. Treasury Bill, 3.68%(a)	Quarterly	BCOMRPRT	Quarterly	JPMorgan Chase Bank N.A.	01/20/27	USD	1,018	(57,625)	—	(57,625)
3-month U.S. Treasury Bill, 3.68%(a)	Quarterly	BCOMRINT	Quarterly	Macquarie Bank Ltd.	01/20/27	USD	610	24,418	—	24,418
3-month U.S. Treasury Bill, 3.68%(a)	Quarterly	BCOMRLIT	Quarterly	Societe Generale	01/20/27	USD	257	(8,629)	—	(8,629)
3-month U.S. Treasury Bill, 3.68%(a)	Quarterly	BCOMRINT	Quarterly	Goldman Sachs International	01/21/27	USD	325	13,233	—	13,233
3-month U.S. Treasury Bill, 3.68%(a)	Quarterly	BCOMRENT	Quarterly	JPMorgan Chase Bank N.A.	01/21/27	USD	587	17,373	—	17,373
3-month U.S. Treasury Bill, 3.68%(a)	Quarterly	BCOMRAGT	Quarterly	Macquarie Bank Ltd.	01/21/27	USD	441	7,440	—	7,440
3-month U.S. Treasury Bill, 3.68%(a)	Quarterly	BCOMRLIT	Quarterly	Societe Generale	01/21/27	USD	114	(3,650)	—	(3,650)
3-month U.S. Treasury Bill, 3.68%(a)	Quarterly	BCOMRAGT	Quarterly	Bank of America N.A.	01/26/27	USD	1,404	6,837	—	6,837
3-month U.S. Treasury Bill, 3.68%(a)	Quarterly	BCOMRAGT	Quarterly	Bank of America N.A.	01/28/27	USD	10,903	(100,655)	—	(100,655)
3-month U.S. Treasury Bill, 3.68%(a)	Quarterly	BCOMRENT	Quarterly	Goldman Sachs International	01/28/27	USD	3,663	(155,075)	—	(155,075)
3-month U.S. Treasury Bill, 3.68%(a)	Quarterly	BCOMRENT	Quarterly	JPMorgan Chase Bank N.A.	02/01/27	USD	1,153	(77,900)	—	(77,900)
122026 BlackRock Annual Financial Statements and Additional Information

Consolidated Schedule of Investments  (continued)
May 31, 2026
BlackRock Commodity Strategies Fund
OTC Total Return Swaps (continued)
Paid by the Fund		Received by the Fund		Counterparty	Termination Date	Notional Amount (000)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Rate	Frequency	Reference	Frequency
3-month U.S. Treasury Bill, 3.68%(a)	Quarterly	BCOMRINT	Quarterly	Macquarie Bank Ltd.	02/02/27	USD	2,164	$ 77,024	$ —	$ 77,024
3-month U.S. Treasury Bill, 3.68%(a)	Quarterly	BCOMRAGT	Quarterly	Bank of America N.A.	02/05/27	USD	869	(27,879)	—	(27,879)
3-month U.S. Treasury Bill, 3.68%(a)	Quarterly	BCOMRPRT	Quarterly	JPMorgan Chase Bank N.A.	02/05/27	USD	584	2,722	—	2,722
3-month U.S. Treasury Bill, 3.68%(a)	Quarterly	BCOMRENT	Quarterly	JPMorgan Chase Bank N.A.	02/05/27	USD	1,212	(98,992)	—	(98,992)
3-month U.S. Treasury Bill, 3.68%(a)	Quarterly	BCOMRLIT	Quarterly	Macquarie Bank Ltd.	02/05/27	USD	162	(8,648)	—	(8,648)
3-month U.S. Treasury Bill, 3.68%(a)	Quarterly	BCOMRINT	Quarterly	Macquarie Bank Ltd.	02/05/27	USD	375	13,475	—	13,475
3-month U.S. Treasury Bill, 3.68%(a)	Quarterly	BCOMRAGT	Quarterly	Bank of America N.A.	02/08/27	USD	874	(15,183)	—	(15,183)
3-month U.S. Treasury Bill, 3.68%(a)	Quarterly	BCOMRPRT	Quarterly	JPMorgan Chase Bank N.A.	02/08/27	USD	625	(25,990)	—	(25,990)
3-month U.S. Treasury Bill, 3.68%(a)	Quarterly	BCOMRENT	Quarterly	JPMorgan Chase Bank N.A.	02/08/27	USD	1,168	(31,508)	—	(31,508)
3-month U.S. Treasury Bill, 3.68%(a)	Quarterly	BCOMRLIT	Quarterly	Macquarie Bank Ltd.	02/08/27	USD	163	(6,691)	—	(6,691)
3-month U.S. Treasury Bill, 3.68%(a)	Quarterly	BCOMRINT	Quarterly	Macquarie Bank Ltd.	02/08/27	USD	388	9,972	—	9,972
3-month U.S. Treasury Bill, 3.68%(a)	Quarterly	BCOMRAGT	Quarterly	Bank of America N.A.	02/11/27	USD	1,033	(34,012)	—	(34,012)
3-month U.S. Treasury Bill, 3.68%(a)	Quarterly	BCOMRPRT	Quarterly	Goldman Sachs International	02/11/27	USD	736	(39,439)	—	(39,439)
3-month U.S. Treasury Bill, 3.68%(a)	Quarterly	BCOMRENT	Quarterly	JPMorgan Chase Bank N.A.	02/11/27	USD	1,395	(72,901)	—	(72,901)
3-month U.S. Treasury Bill, 3.68%(a)	Quarterly	BCOMRINT	Quarterly	Macquarie Bank Ltd.	02/11/27	USD	460	2,002	—	2,002
3-month U.S. Treasury Bill, 3.68%(a)	Quarterly	BCOMRLIT	Quarterly	Macquarie Bank Ltd.	02/11/27	USD	190	(7,826)	—	(7,826)
3-month U.S. Treasury Bill, 3.68%(a)	Quarterly	BCOMRAGT	Quarterly	Bank of America N.A.	02/18/27	USD	1,211	(35,531)	—	(35,531)
3-month U.S. Treasury Bill, 3.68%(a)	Quarterly	BCOMRENT	Quarterly	Goldman Sachs International	02/18/27	USD	1,737	(182,314)	—	(182,314)
3-month U.S. Treasury Bill, 3.68%(a)	Quarterly	BCOMRPRT	Quarterly	JPMorgan Chase Bank N.A.	02/18/27	USD	823	(3,430)	—	(3,430)
3-month U.S. Treasury Bill, 3.68%(a)	Quarterly	BCOMRLIT	Quarterly	Macquarie Bank Ltd.	02/18/27	USD	223	(9,331)	—	(9,331)
Consolidated Schedule of Investments
13

Consolidated Schedule of Investments  (continued)
May 31, 2026
BlackRock Commodity Strategies Fund
OTC Total Return Swaps (continued)
Paid by the Fund		Received by the Fund		Counterparty	Termination Date	Notional Amount (000)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Rate	Frequency	Reference	Frequency
3-month U.S. Treasury Bill, 3.68%(a)	Quarterly	BCOMRINT	Quarterly	Macquarie Bank Ltd.	02/18/27	USD	534	$ 9,581	$ —	$ 9,581
3-month U.S. Treasury Bill, 3.68%(a)	Quarterly	BCOMRPRT	Quarterly	Goldman Sachs International	02/22/27	USD	1,743	8,881	—	8,881
3-month U.S. Treasury Bill, 3.68%(a)	Quarterly	BCOMRENT	Quarterly	JPMorgan Chase Bank N.A.	02/22/27	USD	3,496	(172,085)	—	(172,085)
3-month U.S. Treasury Bill, 3.68%(a)	Quarterly	BCOMRLIT	Quarterly	Macquarie Bank Ltd.	02/22/27	USD	461	(3,638)	—	(3,638)
3-month U.S. Treasury Bill, 3.68%(a)	Quarterly	BCOMRINT	Quarterly	Macquarie Bank Ltd.	02/22/27	USD	1,159	3,084	—	3,084
3-month U.S. Treasury Bill, 3.68%(a)	Quarterly	BCOMRAGT	Quarterly	Macquarie Bank Ltd.	02/22/27	USD	2,547	(34,157)	—	(34,157)
3-month U.S. Treasury Bill, 3.68%(a)	Quarterly	BCOMRAGT	Quarterly	Bank of America N.A.	02/24/27	USD	841	(9,187)	—	(9,187)
3-month U.S. Treasury Bill, 3.68%(a)	Quarterly	BCOMRPRT	Quarterly	Goldman Sachs International	02/24/27	USD	576	4,425	—	4,425
3-month U.S. Treasury Bill, 3.68%(a)	Quarterly	BCOMRENT	Quarterly	JPMorgan Chase Bank N.A.	02/24/27	USD	1,126	(25,581)	—	(25,581)
3-month U.S. Treasury Bill, 3.68%(a)	Quarterly	BCOMRLIT	Quarterly	Macquarie Bank Ltd.	02/24/27	USD	152	(667)	—	(667)
3-month U.S. Treasury Bill, 3.68%(a)	Quarterly	BCOMRINT	Quarterly	Macquarie Bank Ltd.	02/24/27	USD	385	(200)	—	(200)
3-month U.S. Treasury Bill, 3.68%(a)	Quarterly	BCOMRAGT	Quarterly	Macquarie Bank Ltd.	02/26/27	USD	11,816	(126,671)	—	(126,671)
3-month U.S. Treasury Bill, 3.68%(a)	Quarterly	BCOMRPRT	Quarterly	Goldman Sachs International	03/01/27	USD	7,563	(1,138,644)	—	(1,138,644)
3-month U.S. Treasury Bill, 3.68%(a)	Quarterly	BCOMRENT	Quarterly	JPMorgan Chase Bank N.A.	03/01/27	USD	5,660	1,798,449	—	1,798,449
3-month U.S. Treasury Bill, 3.68%(a)	Quarterly	BCOMRLIT	Quarterly	Macquarie Bank Ltd.	03/01/27	USD	1,156	(1,724)	—	(1,724)
3-month U.S. Treasury Bill, 3.68%(a)	Quarterly	BCOMRINT	Quarterly	Macquarie Bank Ltd.	03/01/27	USD	3,626	265,979	—	265,979
3-month U.S. Treasury Bill, 3.68%(a)	Quarterly	BCOMRAGT	Quarterly	Macquarie Bank Ltd.	03/01/27	USD	7,979	512,173	—	512,173
3-month U.S. Treasury Bill, 3.68%(a)	Quarterly	BCOMRINT	Quarterly	Goldman Sachs International	03/02/27	USD	22,731	1,892,929	—	1,892,929
3-month U.S. Treasury Bill, 3.68%(a)	Quarterly	BCOMRPRT	Quarterly	Goldman Sachs International	03/03/27	USD	3,286	(373,469)	—	(373,469)
3-month U.S. Treasury Bill, 3.68%(a)	Quarterly	BCOMRENT	Quarterly	JPMorgan Chase Bank N.A.	03/03/27	USD	4,505	918,504	—	918,504
142026 BlackRock Annual Financial Statements and Additional Information

Consolidated Schedule of Investments  (continued)
May 31, 2026
BlackRock Commodity Strategies Fund
OTC Total Return Swaps (continued)
Paid by the Fund		Received by the Fund		Counterparty	Termination Date	Notional Amount (000)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Rate	Frequency	Reference	Frequency
3-month U.S. Treasury Bill, 3.68%(a)	Quarterly	BCOMRINT	Quarterly	Macquarie Bank Ltd.	03/03/27	USD	1,764	$ 162,211	$ —	$ 162,211
3-month U.S. Treasury Bill, 3.68%(a)	Quarterly	BCOMRLIT	Quarterly	Macquarie Bank Ltd.	03/03/27	USD	753	(4,622)	—	(4,622)
3-month U.S. Treasury Bill, 3.68%(a)	Quarterly	BCOMRAGT	Quarterly	Macquarie Bank Ltd.	03/03/27	USD	3,908	258,111	—	258,111
3-month U.S. Treasury Bill, 3.68%(a)	Quarterly	BCOMRPRT	Quarterly	Goldman Sachs International	03/10/27	USD	719	(102,194)	—	(102,194)
3-month U.S. Treasury Bill, 3.68%(a)	Quarterly	BCOMRENT	Quarterly	Goldman Sachs International	03/10/27	USD	995	151,907	—	151,907
3-month U.S. Treasury Bill, 3.68%(a)	Quarterly	BCOMRAGT	Quarterly	Macquarie Bank Ltd.	03/10/27	USD	852	28,865	—	28,865
3-month U.S. Treasury Bill, 3.68%(a)	Quarterly	BCOMRLIT	Quarterly	Macquarie Bank Ltd.	03/10/27	USD	160	(1,626)	—	(1,626)
3-month U.S. Treasury Bill, 3.68%(a)	Quarterly	BCOMRINT	Quarterly	Macquarie Bank Ltd.	03/10/27	USD	382	24,640	—	24,640
3-month U.S. Treasury Bill, 3.68%(a)	Quarterly	BCOMRAGT	Quarterly	Macquarie Bank Ltd.	03/16/27	USD	7,736	287,712	—	287,712
3-month U.S. Treasury Bill, 3.68%(a)	Quarterly	BCOMRPRT	Quarterly	Goldman Sachs International	03/23/27	USD	635	24,591	—	24,591
3-month U.S. Treasury Bill, 3.68%(a)	Quarterly	BCOMRENT	Quarterly	Goldman Sachs International	03/23/27	USD	1,157	67,254	—	67,254
3-month U.S. Treasury Bill, 3.68%(a)	Quarterly	BCOMRAGT	Quarterly	Macquarie Bank Ltd.	03/23/27	USD	1,064	24,878	—	24,878
3-month U.S. Treasury Bill, 3.68%(a)	Quarterly	BCOMRINT	Quarterly	Macquarie Bank Ltd.	03/23/27	USD	382	53,693	—	53,693
3-month U.S. Treasury Bill, 3.68%(a)	Quarterly	BCOMRLIT	Quarterly	Macquarie Bank Ltd.	03/23/27	USD	171	(1,412)	—	(1,412)
3-month U.S. Treasury Bill, 3.68%(a)	Quarterly	BCOMRENT	Quarterly	JPMorgan Chase Bank N.A.	03/30/27	USD	3,027	(97,162)	—	(97,162)
3-month U.S. Treasury Bill, 3.68%(a)	Quarterly	BCOMRLIT	Quarterly	Societe Generale	03/31/27	USD	48	(1,740)	—	(1,740)
3-month U.S. Treasury Bill, 3.68%(a)	Quarterly	BCOMRAGT	Quarterly	Bank of America N.A.	04/01/27	USD	7,650	146,460	—	146,460
3-month U.S. Treasury Bill, 3.68%(a)	Quarterly	BCOMRPRT	Quarterly	JPMorgan Chase Bank N.A.	04/01/27	USD	1,059	(47,108)	—	(47,108)
3-month U.S. Treasury Bill, 3.68%(a)	Quarterly	BCOMRENT	Quarterly	JPMorgan Chase Bank N.A.	04/01/27	USD	1,938	22,721	—	22,721
3-month U.S. Treasury Bill, 3.68%(a)	Quarterly	BCOMRINT	Quarterly	Macquarie Bank Ltd.	04/01/27	USD	469	42,840	—	42,840
Consolidated Schedule of Investments
15

Consolidated Schedule of Investments  (continued)
May 31, 2026
BlackRock Commodity Strategies Fund
OTC Total Return Swaps (continued)
Paid by the Fund		Received by the Fund		Counterparty	Termination Date	Notional Amount (000)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Rate	Frequency	Reference	Frequency
3-month U.S. Treasury Bill, 3.68%(a)	Quarterly	BCOMRLIT	Quarterly	Macquarie Bank Ltd.	04/01/27	USD	264	$ (10,782)	$ —	$ (10,782)
3-month U.S. Treasury Bill, 3.68%(a)	Quarterly	BCOMRPRT	Quarterly	JPMorgan Chase Bank N.A.	04/07/27	USD	768	(9,853)	—	(9,853)
3-month U.S. Treasury Bill, 3.68%(a)	Quarterly	BCOMRENT	Quarterly	JPMorgan Chase Bank N.A.	04/07/27	USD	1,578	(107,864)	—	(107,864)
3-month U.S. Treasury Bill, 3.68%(a)	Quarterly	BCOMRAGT	Quarterly	Macquarie Bank Ltd.	04/07/27	USD	993	28,351	—	28,351
3-month U.S. Treasury Bill, 3.68%(a)	Quarterly	BCOMRLIT	Quarterly	Macquarie Bank Ltd.	04/07/27	USD	200	(9,991)	—	(9,991)
3-month U.S. Treasury Bill, 3.68%(a)	Quarterly	BCOMRINT	Quarterly	Macquarie Bank Ltd.	04/07/27	USD	347	36,147	—	36,147
3-month U.S. Treasury Bill, 3.68%(a)	Quarterly	BCOMRAGT	Quarterly	Bank of America N.A.	04/09/27	USD	798	30,209	—	30,209
3-month U.S. Treasury Bill, 3.68%(a)	Quarterly	BCOMRENT	Quarterly	Goldman Sachs International	04/09/27	USD	1,156	36,120	—	36,120
3-month U.S. Treasury Bill, 3.68%(a)	Quarterly	BCOMRPRT	Quarterly	Goldman Sachs International	04/09/27	USD	645	(29,826)	—	(29,826)
3-month U.S. Treasury Bill, 3.68%(a)	Quarterly	BCOMRINT	Quarterly	Macquarie Bank Ltd.	04/09/27	USD	287	23,726	—	23,726
3-month U.S. Treasury Bill, 3.68%(a)	Quarterly	BCOMRLIT	Quarterly	Macquarie Bank Ltd.	04/09/27	USD	161	(7,644)	—	(7,644)
3-month U.S. Treasury Bill, 3.68%(a)	Quarterly	BCOMRAGT	Quarterly	Bank of America N.A.	04/16/27	USD	901	21,005	—	21,005
3-month U.S. Treasury Bill, 3.68%(a)	Quarterly	BCOMRENT	Quarterly	Goldman Sachs International	04/16/27	USD	1,294	34,357	—	34,357
3-month U.S. Treasury Bill, 3.68%(a)	Quarterly	BCOMRPRT	Quarterly	Goldman Sachs International	04/16/27	USD	721	(36,162)	—	(36,162)
3-month U.S. Treasury Bill, 3.68%(a)	Quarterly	BCOMRLIT	Quarterly	Macquarie Bank Ltd.	04/16/27	USD	178	(7,086)	—	(7,086)
3-month U.S. Treasury Bill, 3.68%(a)	Quarterly	BCOMRINT	Quarterly	Macquarie Bank Ltd.	04/16/27	USD	335	11,166	—	11,166
3-month U.S. Treasury Bill, 3.68%(a)	Quarterly	BCOMRENT	Quarterly	Goldman Sachs International	04/20/27	USD	1,141	63,095	—	63,095
3-month U.S. Treasury Bill, 3.68%(a)	Quarterly	BCOMRPRT	Quarterly	Goldman Sachs International	04/20/27	USD	658	(37,255)	—	(37,255)
3-month U.S. Treasury Bill, 3.68%(a)	Quarterly	BCOMRLIT	Quarterly	Macquarie Bank Ltd.	04/20/27	USD	161	(5,388)	—	(5,388)
3-month U.S. Treasury Bill, 3.68%(a)	Quarterly	BCOMRAGT	Quarterly	Macquarie Bank Ltd.	04/20/27	USD	817	18,976	—	18,976
162026 BlackRock Annual Financial Statements and Additional Information

Consolidated Schedule of Investments  (continued)
May 31, 2026
BlackRock Commodity Strategies Fund
OTC Total Return Swaps (continued)
Paid by the Fund		Received by the Fund		Counterparty	Termination Date	Notional Amount (000)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Rate	Frequency	Reference	Frequency
3-month U.S. Treasury Bill, 3.68%(a)	Quarterly	BCOMRINT	Quarterly	Macquarie Bank Ltd.	04/20/27	USD	302	$ 12,090	$ —	$ 12,090
3-month U.S. Treasury Bill, 3.68%(a)	Quarterly	BCOMRENT	Quarterly	Goldman Sachs International	04/27/27	USD	1,349	(37,333)	—	(37,333)
3-month U.S. Treasury Bill, 3.68%(a)	Quarterly	BCOMRINT	Quarterly	Macquarie Bank Ltd.	04/27/27	USD	330	11,590	—	11,590
3-month U.S. Treasury Bill, 3.68%(a)	Quarterly	BCOMRAGT	Quarterly	Macquarie Bank Ltd.	04/27/27	USD	906	4,511	—	4,511
3-month U.S. Treasury Bill, 3.68%(a)	Quarterly	BCOMRPRT	Quarterly	Societe Generale	04/27/27	USD	692	(15,304)	—	(15,304)
3-month U.S. Treasury Bill, 3.68%(a)	Quarterly	BCOMRLIT	Quarterly	Societe Generale	04/27/27	USD	178	(9,016)	—	(9,016)
3-month U.S. Treasury Bill, 3.68%(a)	Quarterly	BCOMRENT	Quarterly	Goldman Sachs International	04/30/27	USD	14,697	(1,198,872)	—	(1,198,872)
3-month U.S. Treasury Bill, 3.68%(a)	Quarterly	BCOMRINT	Quarterly	Macquarie Bank Ltd.	04/30/27	USD	25,570	1,231,749	—	1,231,749
3-month U.S. Treasury Bill, 3.68%(a)	Quarterly	BCOMRENT	Quarterly	Goldman Sachs International	05/06/27	USD	3,345	(71,028)	—	(71,028)
3-month U.S. Treasury Bill, 3.68%(a)	Quarterly	BCOMRPRT	Quarterly	Goldman Sachs International	05/06/27	USD	1,644	(43,909)	—	(43,909)
3-month U.S. Treasury Bill, 3.68%(a)	Quarterly	BCOMRAGT	Quarterly	Macquarie Bank Ltd.	05/06/27	USD	1,656	(28,542)	—	(28,542)
3-month U.S. Treasury Bill, 3.68%(a)	Quarterly	BCOMRLIT	Quarterly	Macquarie Bank Ltd.	05/06/27	USD	315	(16,534)	—	(16,534)
3-month U.S. Treasury Bill, 3.68%(a)	Quarterly	BCOMRINT	Quarterly	Macquarie Bank Ltd.	05/06/27	USD	1,130	34,131	—	34,131
3-month U.S. Treasury Bill, 3.68%(a)	Quarterly	BCOMRENT	Quarterly	Goldman Sachs International	05/12/27	USD	595	(45,700)	—	(45,700)
3-month U.S. Treasury Bill, 3.68%(a)	Quarterly	BCOMRENT	Quarterly	Goldman Sachs International	05/14/27	USD	1,768	(96,088)	—	(96,088)
3-month U.S. Treasury Bill, 3.68%(a)	Quarterly	BCOMRPRT	Quarterly	Goldman Sachs International	05/14/27	USD	857	(38,624)	—	(38,624)
3-month U.S. Treasury Bill, 3.68%(a)	Quarterly	BCOMRAGT	Quarterly	Macquarie Bank Ltd.	05/14/27	USD	855	(24,227)	—	(24,227)
3-month U.S. Treasury Bill, 3.68%(a)	Quarterly	BCOMRLIT	Quarterly	Macquarie Bank Ltd.	05/14/27	USD	160	(7,267)	—	(7,267)
3-month U.S. Treasury Bill, 3.68%(a)	Quarterly	BCOMRINT	Quarterly	Macquarie Bank Ltd.	05/14/27	USD	602	(7,209)	—	(7,209)
3-month U.S. Treasury Bill, 3.68%(a)	Quarterly	BCOMRENT	Quarterly	Goldman Sachs International	05/20/27	USD	2,432	(155,601)	—	(155,601)
Consolidated Schedule of Investments
17

Consolidated Schedule of Investments  (continued)
May 31, 2026
BlackRock Commodity Strategies Fund
OTC Total Return Swaps (continued)
Paid by the Fund		Received by the Fund		Counterparty	Termination Date	Notional Amount (000)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Rate	Frequency	Reference	Frequency
3-month U.S. Treasury Bill, 3.68%(a)	Quarterly	BCOMRPRT	Quarterly	Goldman Sachs International	05/20/27	USD	1,109	$ 3,589	$ —	$ 3,589
3-month U.S. Treasury Bill, 3.68%(a)	Quarterly	BCOMRLIT	Quarterly	Macquarie Bank Ltd.	05/20/27	USD	214	(6,553)	—	(6,553)
3-month U.S. Treasury Bill, 3.68%(a)	Quarterly	BCOMRINT	Quarterly	Macquarie Bank Ltd.	05/20/27	USD	803	6,583	—	6,583
3-month U.S. Treasury Bill, 3.68%(a)	Quarterly	BCOMRAGT	Quarterly	Macquarie Bank Ltd.	05/20/27	USD	1,157	(25,864)	—	(25,864)
3-month U.S. Treasury Bill, 3.68%(a)	Quarterly	BCOMRINT	Quarterly	Goldman Sachs International	05/21/27	USD	488	1,297	—	1,297
3-month U.S. Treasury Bill, 3.68%(a)	Quarterly	BCOMRPRT	Quarterly	Goldman Sachs International	05/21/27	USD	669	3,409	—	3,409
3-month U.S. Treasury Bill, 3.68%(a)	Quarterly	BCOMRENT	Quarterly	JPMorgan Chase Bank N.A.	05/21/27	USD	1,447	(71,219)	—	(71,219)
3-month U.S. Treasury Bill, 3.68%(a)	Quarterly	BCOMRAGT	Quarterly	Macquarie Bank Ltd.	05/21/27	USD	693	(9,299)	—	(9,299)
3-month U.S. Treasury Bill, 3.68%(a)	Quarterly	BCOMRLIT	Quarterly	Macquarie Bank Ltd.	05/21/27	USD	127	(1,000)	—	(1,000)
								$ 7,872,788	$ —	$ 7,872,788

(a)	All or a portion of the security is held by a wholly-owned subsidiary. See Note 1 of the Notes to Consolidated Financial Statements for details on the wholly-owned subsidiary.
Balances Reported in the Consolidated Statement of Assets and Liabilities for OTC Swaps
	Swap Premiums Paid	Swap Premiums Received	Unrealized Appreciation	Unrealized Depreciation
OTC Swaps	$ —	$ —	$ 19,406,164	$ (11,533,376)
Derivative Financial Instruments Categorized by Risk Exposure
As of period end, the fair values of derivative financial instruments located in the Consolidated Statement of Assets and Liabilities were as follows:
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Assets — Derivative Financial Instruments
Swaps — OTC
Unrealized appreciation on OTC swaps; Swap premiums paid	$ 19,406,164	$ —	$ —	$ —	$ —	$ —	$ 19,406,164
Liabilities — Derivative Financial Instruments
Swaps — OTC
Unrealized depreciation on OTC swaps; Swap premiums received	$ 11,533,376	$ —	$ —	$ —	$ —	$ —	$ 11,533,376
182026 BlackRock Annual Financial Statements and Additional Information

Consolidated Schedule of Investments  (continued)
May 31, 2026
BlackRock Commodity Strategies Fund
For the period ended May 31, 2026, the effect of derivative financial instruments in the Consolidated Statement of Operations was as follows:
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Net Realized Gain (Loss) from:
Swaps	$ 122,051,184	$ —	$ —	$ —	$ —	$ —	$ 122,051,184
Net Change in Unrealized Appreciation (Depreciation) on:
Swaps	$ 14,804,754	$ —	$ —	$ —	$ —	$ —	$ 14,804,754
Average Quarterly Balances of Outstanding Derivative Financial Instruments
Total return swaps:
Average notional value	$ 468,260,854

For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Consolidated Financial Statements.
Derivative Financial Instruments – Offsetting as of Period End
The Fund’s derivative assets and liabilities (by type) were as follows:
	Assets	Liabilities
Derivative Financial Instruments
Swaps — OTC(a)	$ 19,406,164	$ 11,533,376
Total derivative assets and liabilities in the Consolidated Statement of Assets and Liabilities	$ 19,406,164	$ 11,533,376
Derivatives not subject to a Master Netting Agreement or similar agreement (“MNA”)	—	—
Total derivative assets and liabilities subject to an MNA	$ 19,406,164	$ 11,533,376

(a)	Includes unrealized appreciation (depreciation) on OTC swaps and swap premiums paid/(received) in the Consolidated Statement of Assets and Liabilities.
The following tables present the Fund’s derivative assets and liabilities by counterparty net of amounts available for offset under an MNA and net of the related collateral received and pledged by the Fund:
Counterparty	Derivative Assets Subject to an MNA by Counterparty	Derivatives Available for Offset(a)	Non- Cash Collateral Received(b)	Cash Collateral Received(b)	Net Amount of Derivative Assets(c)
Bank of America N.A.(d)	$ 503,594	$ (252,453)	$ —	$ (251,141)	$ —
Goldman Sachs International(d)	3,684,649	(3,684,649)	—	—	—
JPMorgan Chase Bank N.A.(d)	9,881,199	(2,584,213)	(7,001,804)	—	295,182
Macquarie Bank Ltd.(d)	5,260,171	(903,062)	—	(4,357,109)	—
Merrill Lynch International(d)	22,993	(22,993)	—	—	—
Societe Generale(d)	53,558	(53,558)	—	—	—
	$ 19,406,164	$ (7,500,928)	$ (7,001,804)	$ (4,608,250)	$ 295,182
Counterparty	Derivative Liabilities Subject to an MNA by Counterparty	Derivatives Available for Offset(a)	Non- Cash Collateral Pledged(b)	Cash Collateral Pledged(b)	Net Amount of Derivative Liabilities(e)
Bank of America N.A.(d)	$ 252,453	$ (252,453)	$ —	$ —	$ —
Goldman Sachs International(d)	5,322,984	(3,684,649)	—	(400,000)	1,238,335
JPMorgan Chase Bank N.A.(d)	2,584,213	(2,584,213)	—	—	—
Macquarie Bank Ltd.(d)	903,062	(903,062)	—	—	—
Consolidated Schedule of Investments
19

Consolidated Schedule of Investments  (continued)
May 31, 2026
BlackRock Commodity Strategies Fund
Counterparty	Derivative Liabilities Subject to an MNA by Counterparty	Derivatives Available for Offset(a)	Non- Cash Collateral Pledged(b)	Cash Collateral Pledged(b)	Net Amount of Derivative Liabilities(e)
Merrill Lynch International(d)	$ 166,634	$ (22,993)	$ —	$ —	$ 143,641
Societe Generale(d)	2,304,030	(53,558)	—	(2,250,472)	—
	$ 11,533,376	$ (7,500,928)	$ —	$ (2,650,472)	$ 1,381,976

(a)	The amount of derivatives available for offset is limited to the amount of derivative assets and/or liabilities that are subject to an MNA.
(b)	Excess of collateral received/pledged, if any, from the individual counterparty is not shown for financial reporting purposes.
(c)	Net amount represents the net amount receivable from the counterparty in the event of default.
(d)	Represents derivatives owned by BlackRock Cayman Commodity Strategies Fund, Ltd., a wholly-owned subsidiary of the Fund. See Note 1 of the Notes to Consolidated Financial Statements.
(e)	Net amount represents the net amount payable due to the counterparty in the event of default.
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Consolidated Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Consolidated Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks
Chemicals	$ 82,884,732	$ 15,487,739	$ —	$ 98,372,471
Construction Materials	465,312	—	—	465,312
Containers & Packaging	42,483,099	—	—	42,483,099
Energy Equipment & Services	7,978,659	8,773,490	—	16,752,149
Food Products	29,954,872	—	—	29,954,872
Machinery	17,215,842	—	—	17,215,842
Metals & Mining	93,453,837	46,483,569	7	139,937,413
Oil, Gas & Consumable Fuels	211,375,047	54,992,705	100	266,367,852
Paper & Forest Products	—	16,259,492	—	16,259,492
Rights	—	16,419	—	16,419
Warrants	—	—	11	11
Short-Term Securities
Money Market Funds	12,893,576	—	—	12,893,576
U.S. Treasury Obligations	—	611,143,651	—	611,143,651
	$ 498,704,976	$ 753,157,065	$ 118	$ 1,251,862,159
Derivative Financial Instruments(a)
Assets
Commodity Contracts	$ —	$ 19,406,164	$ —	$ 19,406,164
Liabilities
Commodity Contracts	—	(11,533,376)	—	(11,533,376)
	$ —	$ 7,872,788	$ —	$ 7,872,788

(a)	Derivative financial instruments are swaps. Swaps are valued at the unrealized appreciation (depreciation) on the instrument.
See notes to consolidated financial statements.
202026 BlackRock Annual Financial Statements and Additional Information

Consolidated Statement of Assets and Liabilities
May 31, 2026

BlackRock Commodity Strategies Fund
ASSETS
Investments, at value — unaffiliated(a)(b)	$ 1,238,968,583
Investments, at value — affiliated(c)	12,893,576
Cash	16,166,732
Cash pledged:
Collateral — OTC derivatives	3,230,000
Foreign currency, at value(d)	168,107
Receivables:
Securities lending income — affiliated	2,792
Swaps	815,315
Capital shares sold	4,305,591
Dividends — unaffiliated	1,885,402
Dividends — affiliated	57,605
From the Manager	55,671
Unrealized appreciation on OTC swaps	19,406,164
Prepaid expenses	112,984
Total assets	1,298,068,522
LIABILITIES
Cash received:
Collateral — OTC derivatives	6,290,000
Collateral on securities loaned	3,174,259
Payables:
Investments purchased	8,291
Administration fees	43,963
Capital shares redeemed	1,547,127
Deferred foreign capital gain tax	31,149
Investment advisory fees	620,468
Other accrued expenses	421,809
Other affiliate fees	1,525
Professional fees	82,746
Service and distribution fees	55,705
Unrealized depreciation on OTC swaps	11,533,376
Total liabilities	23,810,418
Commitments and contingent liabilities
NET ASSETS	$ 1,274,258,104
NET ASSETS CONSIST OF:
Paid-in capital	$ 1,134,769,029
Accumulated earnings	139,489,075
NET ASSETS	$ 1,274,258,104
(a) Investments, at cost — unaffiliated	$ 1,106,480,483
(b) Securities loaned, at value	$ 3,096,289
(c) Investments, at cost — affiliated	$ 12,893,276
(d) Foreign currency, at cost	$ 169,063

Consolidated Statement of Assets and Liabilities
21

Consolidated Statement of Assets and Liabilities (continued)
May 31, 2026
BlackRock Commodity Strategies Fund
NET ASSET VALUE
Institutional
Net assets	$ 860,820,691
Shares outstanding	70,072,498
Net asset value	$ 12.28
Shares authorized	Unlimited
Par value	$ 0.001
Investor A
Net assets	$ 181,694,764
Shares outstanding	14,958,393
Net asset value	$ 12.15
Shares authorized	Unlimited
Par value	$ 0.001
Investor C
Net assets	$ 19,756,012
Shares outstanding	1,715,375
Net asset value	$ 11.52
Shares authorized	Unlimited
Par value	$ 0.001
Class K
Net assets	$ 211,986,637
Shares outstanding	17,240,978
Net asset value	$ 12.30
Shares authorized	Unlimited
Par value	$ 0.001
See notes to consolidated financial statements.
222026 BlackRock Annual Financial Statements and Additional Information

Consolidated Statement of Operations
Year Ended May 31, 2026

BlackRock Commodity Strategies Fund
INVESTMENT INCOME
Dividends — unaffiliated	$ 12,382,945
Dividends — affiliated	389,791
Interest — unaffiliated	15,757,899
Securities lending income — affiliated — net	64,742
Foreign taxes withheld	(576,384)
Foreign withholding tax claims	70,545
Total investment income	28,089,538
EXPENSES
Investment advisory	5,469,710
Transfer agent — class specific	935,109
Service and distribution — class specific	458,658
Administration	365,432
Administration — class specific	176,973
Professional	171,215
Registration	86,208
Accounting services	84,211
Printing and postage	61,849
Custodian	61,641
Trustees and Officer	13,637
Miscellaneous	27,845
Total expenses excluding interest expense	7,912,488
Interest expense	235,683
Total expenses	8,148,171
Less:
Administration fees waived by the Manager — class specific	(176,973)
Fees waived and/or reimbursed by the Manager	(397,674)
Transfer agent fees waived and/or reimbursed by the Manager — class specific	(569,535)
Total expenses after fees waived and/or reimbursed	7,003,989
Net investment income	21,085,549
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — unaffiliated	64,569,826
Investments — affiliated	(696)
Foreign currency transactions	(5,600)
Swaps	122,051,184
186,614,714
Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated(a)	64,608,585
Investments — affiliated	(51)
Foreign currency translations	(2,760)
Swaps	14,804,754
79,410,528
Net realized and unrealized gain	266,025,242
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$ 287,110,791
(a) Net of increase in deferred foreign capital gain tax of	$ (12,999)
See notes to consolidated financial statements.
Consolidated Statement of Operations
23

Consolidated Statements of Changes in Net Assets

	BlackRock Commodity Strategies Fund
	Year Ended 05/31/26	Year Ended 05/31/25
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income	$ 21,085,549	$ 16,708,537
Net realized gain	186,614,714	49,664,607
Net change in unrealized appreciation (depreciation)	79,410,528	(35,348,510)
Net increase in net assets resulting from operations	287,110,791	31,024,634
DISTRIBUTIONS TO SHAREHOLDERS(a)
Institutional	(16,325,102)	(14,805,329)
Investor A	(2,880,985)	(2,746,975)
Investor C	(353,712)	(394,674)
Class K	(4,119,619)	(3,688,020)
Decrease in net assets resulting from distributions to shareholders	(23,679,418)	(21,634,998)
CAPITAL SHARE TRANSACTIONS
Net increase (decrease) in net assets derived from capital share transactions	388,921,473	(67,563,123)
NET ASSETS
Total increase (decrease) in net assets	652,352,846	(58,173,487)
Beginning of year	621,905,258	680,078,745
End of year	$ 1,274,258,104	$ 621,905,258

(a)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
See notes to consolidated financial statements.
242026 BlackRock Annual Financial Statements and Additional Information

Consolidated Financial Highlights
(For a share outstanding throughout each period)

BlackRock Commodity Strategies Fund
Institutional
	Year Ended 05/31/26	Year Ended 05/31/25	Year Ended 05/31/24	Year Ended 05/31/23	Year Ended 05/31/22
Net asset value, beginning of year	$ 9.02	$ 8.86	$ 8.62	$ 11.33	$ 9.22
Net investment income(a)	0.26	0.23	0.28	0.22	0.09
Net realized and unrealized gain (loss)	3.32	0.23	0.73	(2.08)	2.27
Net increase (decrease) from investment operations	3.58	0.46	1.01	(1.86)	2.36
Distributions from net investment income(b)	(0.32)	(0.30)	(0.77)	(0.85)	(0.25)
Net asset value, end of year	$ 12.28	$ 9.02	$ 8.86	$ 8.62	$ 11.33
Total Return(c)
Based on net asset value	40.65%	5.40%	12.30%	(16.46)%	26.31%
Ratios to Average Net Assets(d)
Total expenses	0.89%	0.87%	0.87%	0.83%	0.82%
Total expenses after fees waived and/or reimbursed	0.75%	0.72%	0.72%	0.72%	0.72%
Total expenses after fees waived and/or reimbursed and excluding interest expense	0.72%	0.72%	0.72%	0.72%	0.72%
Net investment income	2.42%	2.69%	3.35%	2.37%	0.95%
Supplemental Data
Net assets, end of year (000)	$ 860,821	$ 415,455	$ 463,551	$ 837,334	$ 2,061,348
Portfolio turnover rate	88%	106%	53%	78%	91%(e)

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Where applicable, assumes the reinvestment of distributions.
(d)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(e)	Portfolio turnover rate excludes in-kind transactions.
See notes to consolidated financial statements.
Consolidated Financial Highlights
25

Consolidated Financial Highlights  (continued)
(For a share outstanding throughout each period)

BlackRock Commodity Strategies Fund (continued)
Investor A
	Year Ended 05/31/26	Year Ended 05/31/25	Year Ended 05/31/24	Year Ended 05/31/23	Year Ended 05/31/22
Net asset value, beginning of year	$ 8.92	$ 8.77	$ 8.53	$ 11.23	$ 9.14
Net investment income(a)	0.23	0.21	0.26	0.20	0.07
Net realized and unrealized gain (loss)	3.30	0.22	0.73	(2.07)	2.25
Net increase (decrease) from investment operations	3.53	0.43	0.99	(1.87)	2.32
Distributions from net investment income(b)	(0.30)	(0.28)	(0.75)	(0.83)	(0.23)
Net asset value, end of year	$ 12.15	$ 8.92	$ 8.77	$ 8.53	$ 11.23
Total Return(c)
Based on net asset value	40.45%	5.06%	12.12%	(16.76)%	26.06%
Ratios to Average Net Assets(d)
Total expenses	1.15%	1.14%	1.12%	1.07%	1.13%
Total expenses after fees waived and/or reimbursed	1.00%	0.97%	0.97%	0.97%	0.97%
Total expenses after fees waived and/or reimbursed and excluding interest expense	0.97%	0.97%	0.97%	0.97%	0.97%
Net investment income	2.17%	2.44%	3.10%	2.15%	0.68%
Supplemental Data
Net assets, end of year (000)	$ 181,695	$ 80,092	$ 92,118	$ 120,674	$ 236,887
Portfolio turnover rate	88%	106%	53%	78%	91%(e)

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions.
(d)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(e)	Portfolio turnover rate excludes in-kind transactions.
See notes to consolidated financial statements.
262026 BlackRock Annual Financial Statements and Additional Information

Consolidated Financial Highlights  (continued)
(For a share outstanding throughout each period)

BlackRock Commodity Strategies Fund (continued)
Investor C
	Year Ended 05/31/26	Year Ended 05/31/25	Year Ended 05/31/24	Year Ended 05/31/23	Year Ended 05/31/22
Net asset value, beginning of year	$ 8.47	$ 8.34	$ 8.13	$ 10.75	$ 8.78
Net investment income (loss)(a)	0.14	0.14	0.19	0.13	(0.00)(b)
Net realized and unrealized gain (loss)	3.14	0.20	0.69	(1.98)	2.15
Net increase (decrease) from investment operations	3.28	0.34	0.88	(1.85)	2.15
Distributions from net investment income(c)	(0.23)	(0.21)	(0.67)	(0.77)	(0.18)
Net asset value, end of year	$ 11.52	$ 8.47	$ 8.34	$ 8.13	$ 10.75
Total Return(d)
Based on net asset value	39.43%	4.25%	11.29%	(17.34)%	25.06%
Ratios to Average Net Assets(e)
Total expenses	1.88%	1.88%	1.86%	1.80%	1.81%
Total expenses after fees waived and/or reimbursed	1.75%	1.72%	1.72%	1.72%	1.72%
Total expenses after fees waived and/or reimbursed and excluding interest expense	1.72%	1.72%	1.72%	1.72%	1.72%
Net investment income (loss)	1.44%	1.69%	2.34%	1.49%	(0.04)%
Supplemental Data
Net assets, end of year (000)	$ 19,756	$ 13,518	$ 16,586	$ 29,758	$ 42,138
Portfolio turnover rate	88%	106%	53%	78%	91%(f)

(a)	Based on average shares outstanding.
(b)	Amount is greater than $(0.005) per share.
(c)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)	Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions.
(e)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(f)	Portfolio turnover rate excludes in-kind transactions.
See notes to consolidated financial statements.
Consolidated Financial Highlights
27

Consolidated Financial Highlights  (continued)
(For a share outstanding throughout each period)

BlackRock Commodity Strategies Fund (continued)
Class K
	Year Ended 05/31/26	Year Ended 05/31/25	Year Ended 05/31/24	Year Ended 05/31/23	Year Ended 05/31/22
Net asset value, beginning of year	$ 9.03	$ 8.87	$ 8.62	$ 11.34	$ 9.22
Net investment income(a)	0.27	0.24	0.29	0.23	0.10
Net realized and unrealized gain (loss)	3.32	0.22	0.74	(2.09)	2.27
Net increase (decrease) from investment operations	3.59	0.46	1.03	(1.86)	2.37
Distributions from net investment income(b)	(0.32)	(0.30)	(0.78)	(0.86)	(0.25)
Net asset value, end of year	$ 12.30	$ 9.03	$ 8.87	$ 8.62	$ 11.34
Total Return(c)
Based on net asset value	40.78%	5.45%	12.49%	(16.48)%	26.47%
Ratios to Average Net Assets(d)
Total expenses	0.77%	0.76%	0.77%	0.72%	0.72%
Total expenses after fees waived and/or reimbursed	0.70%	0.67%	0.67%	0.67%	0.67%
Total expenses after fees waived and/or reimbursed and excluding interest expense	0.67%	0.67%	0.67%	0.67%	0.67%
Net investment income	2.47%	2.73%	3.40%	2.42%	1.02%
Supplemental Data
Net assets, end of year (000)	$ 211,987	$ 112,840	$ 107,825	$ 138,079	$ 312,639
Portfolio turnover rate	88%	106%	53%	78%	91%(e)

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Where applicable, assumes the reinvestment of distributions.
(d)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(e)	Portfolio turnover rate excludes in-kind transactions.
See notes to consolidated financial statements.
282026 BlackRock Annual Financial Statements and Additional Information

Notes to Consolidated Financial Statements
1.
ORGANIZATION
BlackRock FundsSM (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust is organized as a Massachusetts business trust. BlackRock Commodity Strategies Fund (the “Fund”) is a series of the Trust. The Fund is classified as a diversified fund under the 1940 Act.
The Fund offers multiple classes of shares. All classes of shares have identical voting, dividend, liquidation and other rights and are subject to the same terms and conditions, except that certain classes bear expenses related to the shareholder servicing and distribution of such shares. Institutional and Class K Shares are sold only to certain eligible investors. Investor A and Investor C Shares bear certain expenses related to shareholder servicing of such shares, and Investor C Shares also bear certain expenses related to the distribution of such shares. Investor A and Investor C Shares are generally available through financial intermediaries. Each class has exclusive voting rights with respect to matters relating to its shareholder servicing and distribution expenditures (except that Investor C shareholders may vote on material changes to the Investor A Shares distribution and service plan).
Share Class	Initial Sales Charge	CDSC	Conversion Privilege
Institutional and Class K Shares	No	No	None
Investor A Shares	Yes	No(a)	None
Investor C Shares	No	Yes(b)	ToInvestor A Shares after approximately 8 years
(a) Investor A Shares may be subject to a contingent deferred sales charge (“CDSC”) for certain redemptions where no initial sales charge was paid at the time of purchase.
(b) A CDSC of 1.00% is assessed on certain redemptions of Investor C Shares made within one year after purchase.
The Fund, together with certain other registered investment companies advised by BlackRock Advisors, LLC (the “Manager”) or its affiliates, is included in a complex of funds referred to as the BlackRock Multi-Asset Complex.
Basis of Consolidation: The accompanying consolidated financial statements of the Fund include the accounts of BlackRock Cayman Commodity Strategies Fund, Ltd. (the “Cayman Subsidiary”), which is a wholly-owned subsidiary of the Fund and primarily invests in commodity-related instruments  and other derivatives. The Cayman Subsidiary enables the Fund to hold these commodity-related instruments and satisfy regulated investment company tax requirements. The Fund may invest up to 25% of its total assets in the Cayman Subsidiary. The net assets of the Cayman Subsidiary as of period end were $12,942,392, which is 1.02% of the Fund’s consolidated net assets. Intercompany accounts and transactions, if any, have been eliminated. The Cayman Subsidiary is subject to the same investment policies and restrictions that apply to the Fund, except that the Cayman Subsidiary may invest without limitation in commodity-related instruments.
2.
SIGNIFICANT ACCOUNTING POLICIES
The consolidated financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the consolidated financial statements, disclosure of contingent assets and liabilities at the date of the consolidated financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. The Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. Below is a summary of significant accounting policies:
Investment Transactions and Income Recognition: For financial reporting purposes, investment transactions are recorded on the dates the transactions are executed. Realized gains and losses on investment transactions are determined using the specific identification method. Dividend income and capital gain distributions, if any, are recorded on the ex-dividend dates. Non-cash dividends, if any, are recorded on the ex-dividend dates at fair value. Dividends from foreign securities where the ex-dividend dates may have passed are subsequently recorded when the Fund is informed of the ex-dividend dates. Under the applicable foreign tax laws, a withholding tax at various rates may be imposed on capital gains, dividends and interest. Interest income, including amortization and accretion of premiums and discounts on debt securities, is recognized daily on an accrual basis. Income, expenses and realized and unrealized gains and losses are allocated daily to each class based on its relative net assets.
Foreign Currency Translation: The Fund’s books and records are maintained in U.S. dollars. Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates determined as of the close of trading on the New York Stock Exchange (“NYSE”). Purchases and sales of investments are recorded at the rates of exchange prevailing on the respective dates of such transactions. Generally, when the U.S. dollar rises in value against a foreign currency, the investments denominated in that currency will lose value; the opposite effect occurs if the U.S. dollar falls in relative value.
The Fund does not isolate the effect of fluctuations in foreign exchange rates from the effect of fluctuations in the market prices of investments for financial reporting purposes. Accordingly, the effects of changes in exchange rates on investments are not segregated in the Consolidated Statement of Operations from the effects of changes in market prices of those investments, but are included as a component of net realized and unrealized gain (loss) from investments. The Fund reports realized currency gains (losses) on foreign currency related transactions as components of net realized gain (loss) for financial reporting purposes, whereas such components are generally treated as ordinary income for U.S. federal income tax purposes.
Foreign Taxes: The Fund may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, capital gains on investments, or certain foreign currency transactions. All foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which the Fund invests. These foreign taxes, if any, are paid by the Fund and are reflected in its Consolidated Statement of Operations as follows: foreign taxes withheld at source are presented as a reduction of income, foreign taxes on securities lending income are presented as a reduction of securities lending income, foreign taxes on stock dividends are presented as “Foreign taxes withheld”, and foreign taxes on capital gains from sales of investments and foreign taxes on foreign currency transactions are included in their respective net realized gain (loss) categories. Foreign taxes payable or deferred as of May 31, 2026, if any, are disclosed in the Consolidated Statement of Assets and Liabilities.
Notes to Consolidated Financial Statements
29

Notes to Consolidated Financial Statements  (continued)
Consistent with U.S. GAAP accrual requirements for uncertain tax positions, the Fund recognizes tax reclaims when the Fund determines that it is more likely than not that the Fund will sustain its position that it is due the reclaim.
The Fund files withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. The Fund may record a reclaim receivable based on collectability, which includes factors such as the jurisdiction’s applicable laws, payment history and market convention. The Consolidated Statement of Operations includes tax reclaims recorded as well as professional and other fees, if any, associated with recovery of foreign withholding taxes.
Cash: The Fund may maintain cash at its custodian which, at times may exceed United States federally insured limits. The Fund may, at times, have outstanding cash disbursements that exceed deposited cash amounts at the custodian during the reporting period. The Fund is obligated to repay the custodian for any overdraft, including any related costs or expenses, where applicable. For financial reporting purposes, overdraft fees, if any, are included in interest expense in the Consolidated Statement of Operations.
Collateralization: If required by an exchange or counterparty agreement, the Fund may be required to deliver/deposit cash and/or securities to/with an exchange, or broker-dealer or custodian as collateral for certain investments.
Distributions: Distributions paid by the Fund are recorded on the ex-dividend dates. The character and timing of distributions are determined in accordance with U.S. federal income tax regulations, which may differ from U.S. GAAP.
Net income and realized gains from investments held by the Cayman Subsidiary are treated as ordinary income for tax purposes. If a net loss is realized by the Cayman Subsidiary in any taxable year, the loss will generally not be available to offset the Fund’s ordinary income and/or capital gains for that year.
Indemnifications: In the normal course of business, the Fund enters into contracts that contain a variety of representations that provide general indemnification. The Fund’s maximum exposure under these arrangements is unknown because it involves future potential claims against the Fund, which cannot be predicted with any certainty.
Other: Expenses directly related to the Fund or its classes are charged to the Fund or the applicable class. Expenses directly related to the Fund and other shared expenses prorated to the Fund are allocated daily to each class based on its relative net assets or other appropriate methods. Other operating expenses shared by several funds, including other funds managed by the Manager, are prorated among those funds on the basis of relative net assets or other appropriate methods.
The Fund has an arrangement with its custodian whereby credits are earned on uninvested cash balances. For financial reporting purposes, custodian credits, if any, are included in interest income in the Consolidated Statement of Operations.
Segment Reporting: The Chief Financial Officer acts as the Fund’s Chief Operating Decision Maker (“CODM”) and is responsible for assessing performance and allocating resources with respect to the Fund. The CODM has concluded that the Fund operates as a single operating segment since the Fund has a single investment strategy as disclosed in its prospectus, against which the CODM assesses performance. The financial information provided to and reviewed by the CODM is presented within the Fund’s financial statements.
Recent Accounting Standard: The Fund adopted Financial Accounting Standards Board Update 2023-09, Income Taxes (Topic 740) – Improvements to Income Tax Disclosures (“ASU 2023-09”) during the period. ASU 2023-09 enhances income tax disclosures, including disclosure of income taxes paid disaggregated by jurisdiction. The Fund’s adoption of the new standard did not have a material impact on financial statement disclosures and did not affect the Fund’s financial position or results of operations.
3.
INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS
Investment Valuation Policies: The Fund’s investments are valued at fair value (also referred to as “market value” within the consolidated financial statements) each day that the Fund is open for business and, for financial reporting purposes, as of the report date. U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The Board of Trustees of the Trust (the “Board”) has approved the designation of the Fund’s Manager as the valuation designee for the Fund. The Fund determines the fair values of its financial instruments using various independent dealers or pricing services under the Manager’s policies. If a security’s market price is not readily available or does not otherwise accurately represent the fair value of the security, the security will be valued in accordance with the Manager’s policies and procedures as reflecting fair value. The Manager has formed a committee (the “Valuation Committee”) to develop pricing policies and procedures and to oversee the pricing function for all financial instruments, with assistance from other BlackRock pricing committees.
Fair Value Inputs and Methodologies: The following methods and inputs are used to establish the fair value of the Fund’s assets and liabilities:
• Equity investments (except ETF options, equity index options or those that are customized) traded on a recognized securities exchange are valued at that day’s official closing price, as applicable, on the exchange where the stock is primarily traded or, if a reported closing price is not available, the last traded price on the exchange or market on which the security or instrument is primarily traded at the time of valuation or last available bid (long positions) or ask (short positions) price.
• Fixed-income investments and certain derivative instruments for which market quotations are readily available are generally valued using the last available bid price (including evaluated prices) provided by independent dealers or third-party pricing services. Pricing services generally value fixed-income securities assuming orderly transactions of an institutional round lot size, but a fund may hold or transact in such securities in smaller, odd lot sizes. Odd lots of securities in certain asset classes may trade at lower prices than institutional round lots, and the value ultimately realized when the securities are sold could differ from the prices used by a fund. The pricing services may use matrix pricing or valuation models that utilize certain inputs and assumptions to derive values, including transaction data (e.g., recent representative bids and offers), market data, credit quality information, perceived market movements, news, and other relevant information. Certain fixed-income securities, including asset-backed and mortgage related securities may be valued based on valuation models that consider the estimated cash flows of each tranche of the entity, establish
302026 BlackRock Annual Financial Statements and Additional Information

Notes to Consolidated Financial Statements  (continued)
a benchmark yield and develop an estimated tranche specific spread to the benchmark yield based on the unique attributes of the tranche. The amortized cost method of valuation may be used with respect to debt obligations with sixty days or less remaining to maturity unless the Manager determines such method does not represent fair value.
• Investments in open-end U.S. mutual funds (including money market funds) are valued at that day’s net asset value (“NAV”).
• Interest rate, credit default, inflation and currency swap agreements are valued utilizing quotes received daily by independent pricing services or through brokers, which are derived using daily swap curves and models that incorporate market data and discounted cash flows. Total return and equity swap agreements are valued utilizing quotes received daily by independent pricing services or through brokers, which are derived using models that incorporate market trades and fair value of the underlying reference instruments.
Generally, trading in foreign instruments is substantially completed each day at various times prior to the close of trading on the NYSE. Each business day, the Fund uses current market factors supplied by independent pricing services to value certain foreign instruments (“Systematic Fair Value Price”). The Systematic Fair Value Price is designed to value such foreign securities at fair value as of the close of trading on the NYSE, which occurs after the close of the local markets.
If events (e.g., market volatility, company announcement or a natural disaster) occur that are expected to materially affect the value of such investment, or in the event that application of these methods of valuation results in a price for an investment that is deemed not to be representative of the market value of such investment, or if a price is not available, the investment will be valued by the Valuation Committee in accordance with the Manager’s policies and procedures as reflecting fair value (“Fair Valued Investments”). The fair valuation approaches that may be used by the Valuation Committee include market approach, income approach and cost approach. Valuation techniques such as discounted cash flow, use of market comparables and matrix pricing are types of valuation approaches and are typically used in determining fair value. When determining the price for Fair Valued Investments, the Valuation Committee seeks to determine the price that the Fund might reasonably expect to receive or pay from the current sale or purchase of that asset or liability in an arm’s-length transaction. Fair value determinations shall be based upon all available factors that the Valuation Committee deems relevant and consistent with the principles of fair value measurement as of the measurement date.
For investments in equity or debt issued by privately held companies or funds (“Private Company” or collectively, the “Private Companies”) and other Fair Valued Investments, the fair valuation approaches that are used by the Valuation Committee and third-party pricing services utilized by the Valuation Committee include one or a combination of, but not limited to, the following inputs:
(i) recent market transactions, including secondary market transactions, merger or acquisition activity and subsequent rounds of financing in the underlying investment or comparable issuers
(ii) recapitalizations and other transactions across the capital structure
(iii) market or relevant indices multiples of comparable issuers
(iv) future cash flows discounted to present and adjusted as appropriate for liquidity, credit, and/or market risks
(v) quoted prices for similar investments or assets in active markets
(vi) other risk factors, such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, recovery rates, liquidation amounts and/or default rates
(vii) audited or unaudited financial statements, investor communications and Private Company financial or operational metrics
(viii) relevant market news and other public sources.
Investments in series of preferred stock issued by Private Companies are typically valued utilizing a market approach to determine the enterprise value of the company. Such investments often contain rights and preferences that differ from other series of preferred and common stock of the same issuer. Enterprise valuation techniques such as an option pricing model (“OPM”), a probability weighted expected return model (“PWERM”), current value method or a hybrid of those techniques are used as deemed appropriate under the circumstances. The use of these valuation techniques involves a determination of the exit scenarios of the investment in order to appropriately allocate the enterprise value of the company among the various parts of its capital structure.
Private Companies are not subject to public company disclosure, timing, and reporting standards applicable to other investments held by the Fund. Certain information made available by a Private Company is as of a date that is earlier than the date the Fund is calculating its NAV. This factor may result in a difference between the value of the investment and the price the Fund could receive upon the sale of the investment.
Fair Value Hierarchy: Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
• Level 1 – Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical assets or liabilities;
• Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
• Level 3 – Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The
Notes to Consolidated Financial Statements
31

Notes to Consolidated Financial Statements  (continued)
inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by Private Companies that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities.
4.
SECURITIES AND OTHER INVESTMENTS
Securities Lending: The Fund may lend its securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Fund collateral consisting of cash, an irrevocable letter of credit issued by an approved bank, or securities issued or guaranteed by the U.S. Government. The initial collateral received by the Fund is required to have a value of at least 102% of the current market value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities. The collateral is maintained thereafter at a value equal to at least 100% of the current market value of the securities on loan. The market value of the loaned securities is determined at the close of each business day of the Fund and any additional required collateral is delivered to the Fund, or excess collateral is returned by the Fund, on the next business day. During the term of the loan, the Fund is entitled to all distributions made on or in respect of the loaned securities, but does not receive interest income on securities received as collateral. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.
As of period end, any securities on loan were collateralized by cash and/or U.S. Government obligations. Cash collateral invested by the securities lending agent, BlackRock Investment Management, LLC (“BIM”), if any, is disclosed in the Consolidated Schedule of Investments. Any non-cash collateral received cannot be sold, re-invested or pledged by the Fund, except in the event of borrower default. The securities on loan, if any, are disclosed in the Fund’s Consolidated Schedule of Investments. The market value of any securities on loan and the value of related collateral, if any, are shown separately in the Consolidated Statement of Assets and Liabilities as a component of investments at value – unaffiliated and collateral on securities loaned, respectively.
Securities lending transactions are entered into by the Fund under Master Securities Lending Agreements (each, an “MSLA”), which provide the right, in the event of default (including bankruptcy or insolvency), for the non-defaulting party to liquidate the collateral and calculate a net exposure to the defaulting party or request additional collateral. In the event that a borrower defaults, the Fund, as lender, would offset the market value of the collateral received against the market value of the securities loaned. When the value of the collateral is greater than that of the market value of the securities loaned, the lender is left with a net amount payable to the defaulting party. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of an MSLA counterparty’s bankruptcy or insolvency. Under the MSLA, absent an event of default, the borrower can resell or re-pledge the loaned securities, and the Fund can reinvest cash collateral received in connection with loaned securities. Upon an event of default, the parties’ obligations to return the securities or collateral to the other party are extinguished, and the parties can resell or re-pledge the loaned securities or the collateral received in connection with the loaned securities in order to satisfy the defaulting party’s net payment obligation for all transactions under the MSLA. The defaulting party remains liable for any deficiency.
As of period end, the following table is a summary of the Fund’s securities on loan by counterparty which are subject to offset under an MSLA:
Counterparty	Securities Loaned at Value	Cash Collateral Received(a)	Non-Cash Collateral Received, at Fair Value(a)	Net Amount(b)
Citigroup Global Markets, Inc.	$ 759,123	$ (759,123)	$ —	$ —
J.P. Morgan Securities LLC	785,188	(777,947)	—	7,241
Morgan Stanley	267,205	(267,205)	—	—
National Financial Services LLC	401,375	(401,375)	—	—
SG Americas Securities LLC	883,398	(883,398)	—	—
	$ 3,096,289	$ (3,089,048)	$ —	$ 7,241

(a)
Collateral received, if any, in excess of the market value of securities on loan is not presented in this table. The total cash collateral received by the Fund is disclosed in the Fund’s
Consolidated Statement of Assets and Liabilities.

(b)
The market value of the loaned securities is determined as of May 31, 2026. Additional collateral is delivered to the Fund subsequent to period end in accordance with the MSLA. The net amount would be subject to the borrower default indemnity in the event of default by the counterparty.

The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. To mitigate these risks, the Fund benefits from a borrower default indemnity provided by BIM. BIM’s indemnity allows for full replacement of the securities loaned to the extent the collateral received does not cover the value on the securities loaned in the event of borrower default. The Fund could incur a loss if the value of an investment purchased with cash collateral falls below the market value of the loaned securities or if the value of an investment purchased with cash collateral falls below the value of the original cash collateral received. Such losses are borne entirely by the Fund.
5.
DERIVATIVE FINANCIAL INSTRUMENTS
The Fund engages in various portfolio investment strategies using derivative contracts both to increase the returns of the Fund and/or to manage its exposure to certain risks such as credit risk, equity risk, interest rate risk, foreign currency exchange rate risk, commodity price risk or other risks (e.g., inflation risk). Derivative financial instruments categorized by risk exposure are included in the Consolidated Schedule of Investments. These contracts may be transacted on an exchange or over-the-counter (“OTC”).
322026 BlackRock Annual Financial Statements and Additional Information

Notes to Consolidated Financial Statements  (continued)
Swaps: Swap contracts are entered into to manage exposure to issuers, markets and securities. Such contracts are agreements between the Fund and a counterparty to make periodic net payments on a specified notional amount or a net payment upon termination. Swap agreements are privately negotiated in the OTC market and may be entered into as a bilateral contract (“OTC swaps”) or centrally cleared (“centrally cleared swaps”).
For OTC swaps, any upfront premiums paid and any upfront fees received are shown as swap premiums paid and swap premiums received, respectively, in the Consolidated Statement of Assets and Liabilities and amortized over the term of the contract. The daily fluctuation in market value is recorded as unrealized appreciation (depreciation) on OTC swaps in the Consolidated Statement of Assets and Liabilities. Payments received or paid are recorded in the Consolidated Statement of Operations as realized gains or losses, respectively. When an OTC swap is terminated, a realized gain or loss is recorded in the Consolidated Statement of Operations equal to the difference between the proceeds from (or cost of) the closing transaction and the Fund’s basis in the contract, if any. Generally, the basis of the contract is the premium received or paid.
In a centrally cleared swap, immediately following execution of the swap contract, the swap contract is novated to a central counterparty (the “CCP”) and the CCP becomes the Fund’s counterparty on the swap. The Fund is required to interface with the CCP through the broker. Upon entering into a centrally cleared swap, the Fund is required to deposit initial margin with the broker in the form of cash or securities in an amount that varies depending on the size and risk profile of the particular swap. Securities deposited as initial margin are designated in the Consolidated Schedule of Investments and cash deposited is shown as cash pledged for centrally cleared swaps in the Consolidated Statement of  Assets and Liabilities. Amounts pledged, which are considered restricted cash, are included in cash pledged for centrally cleared swaps in the Consolidated Statement of Assets and Liabilities. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in market value of the contract (“variation margin”). Variation margin is recorded as unrealized appreciation (depreciation) and shown as variation margin receivable (or payable) on centrally cleared swaps in the Consolidated Statement of Assets and Liabilities. Payments received from (paid to) the counterparty are amortized over the term of the contract and recorded as realized gains (losses) in the Consolidated Statement of Operations, including those at termination.
• Total return swaps — Total return swaps are entered into to obtain exposure to a security or market without owning such security or investing directly in such market or to exchange the risk/return of one security or market (e.g., fixed-income) with another security or market (e.g., equity or commodity prices) (equity risk, commodity price risk and/or interest rate risk).
Total return swaps are agreements in which there is an exchange of cash flows whereby one party commits to make payments based on the total return (distributions plus capital gains/losses) of an underlying instrument, or basket of underlying instruments, in exchange for fixed or floating rate interest payments. If the total return of the instrument(s) or index underlying the transaction exceeds or falls short of the offsetting fixed or floating interest rate obligation, the Fund receives payment from or makes a payment to the counterparty.
Swap transactions involve, to varying degrees, elements of interest rate, credit and market risks in excess of the amounts recognized in the Consolidated Statement of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform or disagree as to the meaning of the contractual terms in the agreements, and that there may be unfavorable changes in interest rates and/or market values associated with these transactions.
Master Netting Arrangements: In order to define its contractual rights and to secure rights that will help it mitigate its counterparty risk, the Fund may enter into an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement with its derivative contract counterparties. An ISDA Master Agreement is a bilateral agreement between the Fund and a counterparty that governs certain OTC derivatives and typically contains, among other things, collateral posting terms and netting provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, the Fund may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default including the bankruptcy or insolvency of the counterparty. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency or other events.
Collateral Requirements: For derivatives traded under an ISDA Master Agreement, the collateral requirements are typically calculated by netting the mark-to-market amount for each transaction under such agreement and comparing that amount to the value of any collateral currently pledged by the Fund and the counterparty.
Cash collateral that has been pledged to cover obligations of the Fund and cash collateral received from the counterparty, if any, is reported separately in the Consolidated Statement of Assets and Liabilities as cash pledged as collateral and cash received as collateral, respectively. Non-cash collateral pledged by the Fund, if any, is noted in the Consolidated Schedule of Investments. Generally, the amount of collateral due from or to a counterparty is subject to a certain minimum transfer amount threshold before a transfer is required, which is determined at the close of business of the Fund. Any additional required collateral is delivered to/pledged by the Fund on the next business day. Typically, the counterparty is not permitted to sell, re-pledge or use cash and non-cash collateral it receives. The Fund generally agrees not to use non-cash collateral that it receives but may, absent default or certain other circumstances defined in the underlying ISDA Master Agreement, be permitted to use cash collateral received. In such cases, interest may be paid pursuant to the collateral arrangement with the counterparty. To the extent amounts due to the Fund from the counterparty are not fully collateralized, the Fund bears the risk of loss from counterparty non-performance. Likewise, to the extent the Fund has delivered collateral to a counterparty and stands ready to perform under the terms of its agreement with such counterparty, the Fund bears the risk of loss from a counterparty in the amount of the value of the collateral in the event the counterparty fails to return such collateral. Based on the terms of agreements, collateral may not be required for all derivative contracts.
For financial reporting purposes, the Fund does not offset derivative assets and derivative liabilities that are subject to netting arrangements, if any, in the Consolidated Statement of Assets and Liabilities.
6.
INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Advisory: The Trust, on behalf of the Fund, entered into an Investment Advisory Agreement with the Manager, the Fund’s investment adviser and an indirect, majority-owned subsidiary of BlackRock, Inc. (“BlackRock”), to provide investment advisory services. The Manager is responsible for the management of the Fund’s portfolio and provides the personnel, facilities, equipment and certain other services necessary to the operations of the Fund.
Notes to Consolidated Financial Statements
33

Notes to Consolidated Financial Statements  (continued)
For such services, the Fund pays the Manager a monthly fee at an annual rate equal to the following percentages of the average daily value of the Fund’s net assets:
Average Daily Net Assets	Investment Advisory Fees
First $1 billion	0.62%
$1 billion - $3 billion	0.58
$3 billion - $5 billion	0.56
$5 billion - $10 billion	0.54
Greater than $10 billion	0.53
The Manager provides investment management and other services to the Cayman Subsidiary. The Manager does not receive separate compensation from the Cayman Subsidiary for providing investment management or administrative services. However, the Fund pays the Manager based on the Fund’s net assets, which includes the assets of the Cayman Subsidiary.
With respect to the Fund, the Manager entered into a sub-advisory agreement with BlackRock International Limited (“BIL”), an affiliate of the Manager. The Manager pays BIL for services it provides for that portion of the Fund for which BIL acts as Sub-Adviser, a monthly fee that is equal to a percentage of the investment advisory fees paid by the Fund to the Manager.
Service and Distribution Fees: The Trust, on behalf of the Fund, entered into a Distribution Agreement and a Distribution and Service Plan with BlackRock Investments, LLC (“BRIL”), an affiliate of the Manager. Pursuant to the Distribution and Service Plan and in accordance with Rule 12b-1 under the 1940 Act, the Fund pays BRIL ongoing service and distribution fees. The fees are accrued daily and paid monthly at annual rates based upon the average daily net assets of the relevant share class of the Fund as follows:
Share Class	Service Fees	Distribution Fees
Investor A	0.25%	N/A
Investor C	0.25	0.75%
BRIL and broker-dealers, pursuant to sub-agreements with BRIL, provide shareholder servicing and distribution services to the Fund. The ongoing service and/or distribution fee compensates BRIL and each broker-dealer for providing shareholder servicing and/or distribution related services to shareholders.
For the year ended May 31, 2026, the following table shows the class specific service and distribution fees borne directly by each share class of the Fund:
	Investor A	Investor C	Total
Service and distribution — class specific	$300,189	$158,469	$458,658
Administration: The Trust, on behalf of the Fund, entered into an Administration Agreement with the Manager, an indirect, majority-owned subsidiary of BlackRock, to provide administrative services. For these services, the Manager receives an administration fee computed daily and payable monthly, based on a percentage of the average daily net assets of the Fund. The administration fee, which is shown as administration in the Consolidated Statement of Operations, is paid at the annual rates below.
Average Daily Net Assets	Administration Fees
First $500 million	0.0425%
$500 million - $1 billion	0.0400
$1 billion - $2 billion	0.0375
$2 billion - $4 billion	0.0350
$4 billion - $13 billion	0.0325
Greater than $13 billion	0.0300
In addition, the Manager charges each of the share classes an administration fee, which is shown as administration — class specific in the Consolidated Statement of Operations, at an annual rate of 0.02% of the average daily net assets of each respective class.
For the year ended May 31, 2026, the Fund paid the following to the Manager in return for these services, which are included in administration — class specific in the Consolidated Statement of Operations:
	Institutional	Investor A	Investor C	Class K	Total
Administration — class specific	$119,300	$23,935	$3,165	$30,573	$176,973
Transfer Agent: Pursuant to written agreements, certain financial intermediaries, some of which may be affiliates, provide the Fund with sub-accounting, recordkeeping, sub-transfer agency and other administrative services with respect to servicing of underlying investor accounts. For these services, these entities receive an asset-based fee or an annual fee per shareholder account, which will vary depending on share class and/or net assets. For the year ended May 31, 2026, the Fund did not pay any amounts to affiliates in return for these services.
The Manager maintains a call center that is responsible for providing certain shareholder services to the Fund. Shareholder services include responding to inquiries and processing purchases and sales based upon instructions from shareholders. For the year ended May 31, 2026, the Fund reimbursed the Manager the following amounts for costs incurred in running the call center, which are included in transfer agent — class specific in the Consolidated Statement of Operations:
	Institutional	Investor A	Investor C	Class K	Total
Reimbursed amounts	$ 615	$ 3,082	$ 576	$ 618	$ 4,891
342026 BlackRock Annual Financial Statements and Additional Information

Notes to Consolidated Financial Statements  (continued)
For the year ended May 31, 2026, the following table shows the class specific transfer agent fees borne directly by each share class of the Fund:
	Institutional	Investor A	Investor C	Class K	Total
Transfer agent — class specific	$ 741,562	$ 161,705	$ 18,452	$ 13,390	$ 935,109
Other Fees: For the year ended May 31, 2026, affiliates earned underwriting discounts, direct commissions and dealer concessions on sales of the Fund’s Investor A Shares for a total of $7,027.
For the year ended May 31, 2026, affiliates received CDSCs as follows:
Fund Name	Investor A	Investor C
BlackRock Commodity Strategies Fund	$251	$1,484
Expense Limitations, Waivers and Reimbursements: The Manager contractually agreed to waive its investment advisory fees by the amount of investment advisory fees the Fund pays to the Manager indirectly through its investment in affiliated money market funds (the “affiliated money market fund waiver”) through June 30, 2027. The contractual agreement may be terminated upon 90 days’ notice by a majority of the trustees who are not “interested persons” of the Trust, as defined in the 1940 Act (“Independent Trustees”), or by a vote of a majority of the outstanding voting securities of the Fund. The amount of waivers and/or reimbursements of fees and expenses made pursuant to the expense limitation described below will be reduced by the amount of the affiliated money market fund waiver. This amount is included in fees waived and/or reimbursed by the Manager in the Consolidated Statement of Operations. For the year ended May 31, 2026, the amount waived was $7,576.
The Manager has contractually agreed to waive its investment advisory fee with respect to any portion of the Fund’s assets invested in affiliated equity and fixed-income mutual funds and affiliated exchange-traded funds that have a contractual management fee through June 30, 2027. The contractual agreement may be terminated upon 90 days’ notice by a majority of the Independent Trustees, or by a vote of a majority of the outstanding voting securities of the Fund. For the year ended May 31, 2026, there were no fees waived by the Manager pursuant to this arrangement.
The Manager contractually agreed to waive and/or reimburse fees or expenses in order to limit net total annual operating expenses, excluding interest expense, dividend expense, tax expense, acquired fund fees and expenses, and certain other fund expenses (“expense limitation”). The expense limitations as a percentage of average daily net assets are as follows:
Institutional	Investor A	Investor C	Class K
0.72%	0.97%	1.72%	0.67%
The Manager has agreed not to reduce or discontinue the contractual expense limitations through June 30, 2027, unless approved by the Board, including a majority of the Independent Trustees, or by a vote of a majority of the outstanding voting securities of the Fund. For the year ended May 31, 2026, the Manager waived and/or reimbursed investment advisory fees of $390,098, which is included in fees waived and/or reimbursed by the Manager in the Consolidated Statement of Operations.
In addition, these amounts waived and/or reimbursed by the Manager are included in administration fees waived by the Manager — class specific and transfer agent fees waived and/or reimbursed by the Manager — class specific, respectively, in the Consolidated Statement of Operations. For the year ended May 31, 2026, class specific expense waivers and/or reimbursements were as follows:
	Institutional	Investor A	Investor C	Class K	Total
Administration fees waived by the Manager — class specific	$ 119,300	$ 23,935	$ 3,165	$ 30,573	$ 176,973
Transfer agent fees waived and/or reimbursed by the Manager — class specific	442,815	102,653	10,677	13,390	569,535
Securities Lending: The U.S. Securities and Exchange Commission (“SEC”) has issued an exemptive order which permits BIM, an affiliate of the Manager, to serve as securities lending agent for the Fund, subject to applicable conditions. As securities lending agent, BIM bears all operational costs directly related to securities lending. The Fund is responsible for fees in connection with the investment of cash collateral received for securities on loan (the “collateral investment fees”). The cash collateral is invested in a money market fund, BlackRock Cash Funds: Institutional, managed by the Manager or its affiliates. However, BIM has agreed to reduce the amount of securities lending income it receives in order to effectively limit the collateral investment fees the Fund bears to an annual rate of 0.04%. The SL Agency Shares of such money market fund will not be subject to a sales load, distribution fee or service fee. The money market fund in which the cash collateral has been reinvested may impose a discretionary liquidity fee of up to 2% on all redemptions. Discretionary liquidity fees may be imposed or terminated at any time at the discretion of the board of directors of the money market fund, or its delegate, if it is determined that such fee would be, or would not be, respectively, in the best interest of the money market fund. Additionally, the money market fund will impose a mandatory liquidity fee if the money market fund’s total net redemptions on a single day exceed 5% of the money market fund’s net assets, unless the amount of the fee is less than 0.01% of the value of the shares redeemed. The money market fund will determine the size of the mandatory liquidity fee by making a good faith estimate of certain costs the money market fund would incur if it were to sell a pro rata amount of each security in the portfolio to satisfy the amount of net redemptions on that day. There is no limit to the size of a mandatory liquidity fee. If the money market fund cannot estimate the costs of selling a pro rata amount of each portfolio security in good faith and supported by data, it is required to apply a default liquidity fee of 1% on the value of shares redeemed on that day.
Securities lending income is generally equal to the total of income earned from the reinvestment of cash collateral (and excludes collateral investment fees), and any fees or other payments to and from borrowers of securities. The Fund retains a portion of the securities lending income and remits the remaining portion to BIM as compensation for its services as securities lending agent.
Pursuant to the securities lending agreement effective as of January 1, 2026, the Fund retains 82% of securities lending income (which excludes collateral investment fees), and this amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.
Notes to Consolidated Financial Statements
35

Notes to Consolidated Financial Statements  (continued)
In addition, commencing the business day following the date that the aggregate securities lending income earned across the BlackRock Multi-Asset Complex in a calendar year exceeds a specific threshold, the Fund, pursuant to the securities lending agreement, will retain for the remainder of that calendar year securities lending income in an amount equal to 85% of securities lending income (which excludes collateral investment fees), and this amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.
Pursuant to the securities lending agreement effective as of January 1, 2025, identical securities lending arrangements were in place for the Fund for the calendar year ended December 31, 2025.
The share of securities lending income earned by the Fund is shown as securities lending income — affiliated — net in the Consolidated Statement of Operations. For the year ended May 31, 2026, the Fund paid BIM $13,702 for securities lending agent services.
Trustees and Officers: Certain trustees and/or officers of the Trust are directors and/or officers of BlackRock or its affiliates. The Fund reimburses the Manager for a portion of the compensation paid to the Trust’s Chief Compliance Officer, which is included in Trustees and Officer in the Consolidated Statement of Operations.
Other Transactions: The Fund may purchase securities from, or sell securities to, an affiliated fund provided the affiliation is due solely to having a common investment adviser, common officers, or common trustees. For the year ended May 31, 2026, the purchase and sale transactions and any net realized gains (losses) with an affiliated fund in compliance with Rule 17a-7 under the 1940 Act were as follows:
Purchases	Sales	Net Realized Gain (Loss)
$ 524,589	$—	$—
7.
PURCHASES AND SALES
For the year ended May 31, 2026, purchases and sales of investments, excluding short-term securities, were $579,758,697 and $388,877,611, respectively.
8.
INCOME TAX INFORMATION
It is the Fund’s policy to comply with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies, and to distribute substantially all of its taxable income to its shareholders. Therefore, no U.S. federal income tax provision is required.
The Fund files U.S. federal and various state and local tax returns. No income tax returns are currently under examination. The statute of limitations on the Fund’s U.S. federal tax returns generally remains open for a period of three years after they are filed. The statutes of limitations on the Fund’s state and local tax returns may remain open for an additional year depending upon the jurisdiction.
Management has analyzed tax laws and regulations and their application to the Fund as of May 31, 2026, inclusive of the open tax return years, and does not believe that there are any uncertain tax positions that require recognition of a tax liability in the Fund’s consolidated financial statements. Management’s analysis is based on the tax laws and judicial and administrative interpretations thereof in effect as of the date of these financial statements, all of which are subject to change, possibly with retroactive effect, which may impact the Fund’s NAV.
The tax character of distributions paid was as follows:
	Year Ended 05/31/26	Year Ended 05/31/25
Ordinary income	$ 23,679,418	$ 21,634,998
As of May 31, 2026, the tax components of accumulated earnings (loss) were as follows:
Fund Name	Undistributed Ordinary Income	Non-expiring Capital Loss Carryforwards(a)	Net Unrealized Gains (Losses)(b)	Total
BlackRock Commodity Strategies Fund	$ 149,388,561	$ (129,682,545)	$ 119,783,059	$ 139,489,075

(a)	Amounts available to offset future realized capital gains.
(b)
The difference between book-basis and tax-basis net unrealized gains (losses) was attributable primarily to the tax deferral of losses on wash sales, the realization for tax purposes of unrealized gains (losses) on certain foreign currency contracts, the accounting for swap agreements, the realization for tax purposes of unrealized gains on investments in passive foreign investment companies, the characterization of corporate actions and the investment in the Fund’s wholly owned subsidiary.

During the year ended May 31, 2026, the Fund utilized the following amount of its capital loss carryforward:
Fund Name	Utilized
BlackRock Commodity Strategies Fund	$ 59,726,908
362026 BlackRock Annual Financial Statements and Additional Information

Notes to Consolidated Financial Statements  (continued)
As of May 31, 2026, gross unrealized appreciation and depreciation based on cost of investments (including short positions and derivatives, if any) for U.S. federal income tax purposes were as follows:
Fund Name	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
BlackRock Commodity Strategies Fund	$ 1,139,927,492	$ 147,855,816	$ (28,147,135)	$ 119,708,681

9.
BANK BORROWINGS
The Trust, on behalf of the Fund, along with certain other funds managed by the Manager and its affiliates (“Participating Funds”), is party to a 364-day, $2.40 billion credit agreement with a group of lenders. Under this agreement, the Fund may borrow to fund shareholder redemptions. Excluding commitments designated for certain individual funds, the Participating Funds, including the Fund, can borrow up to an aggregate commitment amount of $1.75 billion at any time outstanding, subject to asset coverage and other limitations as specified in the agreement. The credit agreement has the following terms: a fee of 0.10% per annum on unused commitment amounts and interest at a rate equal to the higher of (a) Overnight Bank Funding Rate (“OBFR”) (but, in any event, not less than 0.00%) on the date the loan is made plus 0.80% per annum, (b) the Fed Funds rate (but, in any event, not less than 0.00%) in effect from time to time plus 0.80% per annum on amounts borrowed or (c) the sum of (x) Daily Simple Secured Overnight Financing Rate (“SOFR”) (but, in any event, not less than 0.00%) on the date the loan is made plus 0.10% and (y) 0.80% per annum. The agreement expires in April 2027 unless extended or renewed. These fees were allocated among such funds based upon portions of the aggregate commitment available to them and relative net assets of Participating Funds. During the year ended May 31, 2026, the Fund did not borrow under the credit agreement.
10.
PRINCIPAL RISKS
In the normal course of business, the Fund invests in securities or other instruments and may enter into certain transactions, and such activities subject the Fund to various risks, including among others, fluctuations in the market (market risk) or failure of an issuer to meet all of its obligations. The value of securities or other instruments may also be affected by various factors, including, without limitation: (i) the general economy; (ii) the overall market as well as local, regional or global political and/or social instability; (iii) regulation, taxation, tariffs or international tax treaties between various countries; or (iv) currency, interest rate or price fluctuations. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, recessions, or other events could have a significant impact on the Fund and its investments. The Fund’s prospectus provides details of the risks to which the Fund is subject.
The Fund may be exposed to additional risks when reinvesting cash collateral in money market funds that do not seek to maintain a stable NAV per share of $1.00, which may be subject to mandatory and discretionary liquidity fees under certain circumstances.
Market Risk: The Fund may be exposed to prepayment risk, which is the risk that borrowers may exercise their option to prepay principal earlier than scheduled during periods of declining interest rates, which would force the Fund to reinvest in lower yielding securities. The Fund may also be exposed to reinvestment risk, which is the risk that income from the Fund’s portfolio will decline if the Fund invests the proceeds from matured, traded or called fixed-income securities at market interest rates that are below the Fund portfolio’s current earnings rate.
Valuation Risk: The market values of equities, such as common stocks and preferred securities or equity related investments, such as futures and options, may decline due to general market conditions which are not specifically related to a particular company. They may also decline due to factors which affect a particular industry or industries. The Fund may invest in illiquid investments. An illiquid investment is any investment that the Fund reasonably expects cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. The Fund may experience difficulty in selling illiquid investments in a timely manner at the price that it believes the investments are worth. Prices may fluctuate widely over short or extended periods in response to company, market or economic news. Markets also tend to move in cycles, with periods of rising and falling prices. This volatility may cause the Fund’s NAV to experience significant increases or decreases over short periods of time. If there is a general decline in the securities and other markets, the NAV of the Fund may lose value, regardless of the individual results of the securities and other instruments in which the Fund invests. The Fund’s ability to value its investments may also be impacted by technological issues and/or errors by pricing services or other third-party service providers.
The price the Fund could receive upon the sale of any particular portfolio investment may differ from the Fund’s valuation of the investment, particularly for securities that trade in thin or volatile markets or that are valued using a fair valuation technique or a price provided by an independent pricing service. Changes to significant unobservable inputs and assumptions (i.e., publicly traded company multiples, growth rate, time to exit) due to the lack of observable inputs may significantly impact the resulting fair value and therefore the Fund’s results of operations. As a result, the price received upon the sale of an investment may be less than the value ascribed by the Fund, and the Fund could realize a greater than expected loss or lesser than expected gain upon the sale of the investment.
Counterparty Credit Risk: The Fund may be exposed to counterparty credit risk, or the risk that an entity may fail to or be unable to perform on its commitments related to unsettled or open transactions, including making timely interest and/or principal payments or otherwise honoring its obligations. The Fund manages counterparty credit risk by entering into transactions only with counterparties that the Manager believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Fund to market, issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of the Fund’s exposure to market, issuer and counterparty credit risks with respect to these financial assets is approximately their value recorded in the Consolidated Statement of Assets and Liabilities, less any collateral held by the Fund.
A derivative contract may suffer a mark-to-market loss if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument. Losses can also occur if the counterparty does not perform under the contract.
Notes to Consolidated Financial Statements
37

Notes to Consolidated Financial Statements  (continued)
Geographic/Asset Class Risk: A diversified portfolio, where this is appropriate and consistent with a fund’s objectives, minimizes the risk that a price change of a particular investment will have a material impact on the NAV of a fund. The investment concentrations within the Fund’s portfolio are disclosed in its Consolidated Schedule of Investments.
The Fund invests a significant portion of its assets in securities within a single or limited number of market sectors. When a fund concentrates its investments in this manner, it assumes the risk that economic, regulatory, political and social conditions affecting such sectors may have a significant impact on the Fund and could affect the income from, or the value or liquidity of, the Fund’s portfolio. Investment percentages in specific sectors are presented in the Consolidated Schedule of Investments.
The Fund invests a significant portion of its assets in fixed-income securities and/or uses derivatives tied to the fixed-income markets. Changes in market interest rates or economic conditions may affect the value and/or liquidity of such investments. Interest rate risk is the risk that prices of bonds and other fixed-income securities will decrease as interest rates rise and increase as interest rates fall. The Fund may be subject to a greater risk of rising interest rates during a period of historically low interest rates. Changing interest rates may have unpredictable effects on markets, may result in heightened market volatility, and could negatively impact the Fund’s performance.
The Fund invests a significant portion of its assets in securities of issuers located in the United States. A decrease in imports or exports, changes in trade regulations, inflation and/or an economic recession in the United States may have a material adverse effect on the U.S. economy and the securities listed on U.S. exchanges. Proposed and adopted policy and legislative changes in the United States may also have a significant effect on U.S. markets generally, as well as on the value of certain securities. Governmental agencies project that the United States will continue to maintain elevated public debt levels for the foreseeable future which may constrain future economic growth. Circumstances could arise that could prevent the timely payment of interest or principal on U.S. government debt, such as reaching the legislative “debt ceiling.” Such non-payment would result in substantial negative consequences for the U.S. economy and the global financial system. If U.S. relations with certain countries deteriorate, it could adversely affect issuers that rely on the United States for trade. The United States has also experienced increased internal unrest and discord. If these trends were to continue, they may have an adverse impact on the U.S. economy and the issuers in which the Fund invests.
Significant Shareholder Redemption Risk: Certain shareholders may own or manage a substantial amount of fund shares and/or hold their fund investments for a limited period of time. Large redemptions of fund shares by these shareholders may force a fund to sell portfolio securities, which may negatively impact the fund’s NAV, increase the fund’s brokerage costs, and/or accelerate the realization of taxable income/gains and cause the fund to make additional taxable distributions to shareholders.
11.
CAPITAL SHARE TRANSACTIONS
Transactions in capital shares for each class were as follows:
	Year Ended 05/31/26		Year Ended 05/31/25
Share Class	Shares	Amount	Shares	Amount
Institutional
Shares sold	35,397,550	$395,107,340	13,046,937	$113,453,641
Shares issued in reinvestment of distributions	1,640,735	16,056,675	1,695,838	14,501,014
Shares redeemed	(13,031,686)	(142,643,274)	(20,988,453)	(182,164,245)
	24,006,599	$268,520,741	(6,245,678)	$(54,209,590)
Investor A
Shares sold and automatic conversion of shares	8,732,064	$97,201,557	1,234,555	$10,669,009
Shares issued in reinvestment of distributions	293,740	2,846,582	319,621	2,707,750
Shares redeemed	(3,043,841)	(33,532,578)	(3,082,856)	(26,596,176)
	5,981,963	$66,515,561	(1,528,680)	$(13,219,417)
Investor C
Shares sold	447,422	$4,842,336	128,087	$1,055,437
Shares issued in reinvestment of distributions	38,549	352,747	48,741	393,494
Shares redeemed and automatic conversion of shares	(365,757)	(3,687,106)	(570,677)	(4,633,882)
	120,214	$1,507,977	(393,849)	$(3,184,951)
Class K
Shares sold	8,098,569	$88,590,165	3,597,413	$31,456,261
Shares issued in reinvestment of distributions	422,365	4,119,282	430,520	3,684,290
Shares redeemed	(3,782,653)	(40,332,253)	(3,684,835)	(32,089,716)
	4,738,281	$52,377,194	343,098	$3,050,835
	34,847,057	$388,921,473	(7,825,109)	$(67,563,123)
382026 BlackRock Annual Financial Statements and Additional Information

Notes to Consolidated Financial Statements  (continued)
12.
SUBSEQUENT EVENTS
Management has evaluated the impact of all subsequent events on the Fund through the date the financial statements were issued and has determined that there were no subsequent events requiring adjustment or additional disclosure in the financial statements.
Notes to Consolidated Financial Statements
39

Report of Independent Registered Public Accounting Firm
To the Shareholders of BlackRock Commodity Strategies Fund and the Board of Trustees of BlackRock FundsSM:
Opinion on the Financial Statements and Financial Highlights
We have audited the accompanying consolidated statement of assets and liabilities of BlackRock Commodity Strategies Fund and subsidiary of BlackRock FundsSM (the “Fund”), including the consolidated schedule of investments, as of May 31, 2026, the related consolidated statement of operations for the year then ended, the consolidated statements of changes in net assets for each of the two years in the period then ended, the consolidated financial highlights for each of the five years in the period then ended, and the related notes (collectively referred to as the “financial statements and financial highlights”). In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Fund as of May 31, 2026, and the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities owned as of May 31, 2026, by correspondence with custodians or counterparties; when replies were not received, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
/s/ Deloitte & Touche LLP
Boston, Massachusetts
July 21, 2026
We have served as the auditor of one or more BlackRock investment companies since 1992.
402026 BlackRock Annual Financial Statements and Additional Information

Important Tax Information (unaudited)
The following amount, or maximum amount allowable by law, is hereby designated as qualified dividend income for individuals for the fiscal year ended May 31, 2026:
Fund Name	Qualified Dividend Income
BlackRock Commodity Strategies Fund	$ 10,661,225
The Fund hereby designates the following amount, or maximum amount allowable by law, of distributions from direct federal obligation interest for the fiscal year ended May 31, 2026:
Fund Name	Federal Obligation Interest
BlackRock Commodity Strategies Fund	$ 15,621,886
The law varies in each state as to whether and what percent of ordinary income dividends attributable to federal obligations is exempt from state income tax. Shareholders are advised to check with their tax advisers to determine if any portion of the dividends received is exempt from state income tax.
The following percentage, or maximum percentage allowable by law, of ordinary income distributions paid during the fiscal year ended May 31, 2026 qualified for the dividends-received deduction for corporate shareholders:
Fund Name	Dividends-Received Deduction
BlackRock Commodity Strategies Fund	3.09%
The Fund hereby designates the following amount, or maximum amount allowable by law, as interest income eligible to be treated as a Section 163(j) interest dividend for the fiscal year ended May 31, 2026:
Fund Name	Interest Dividends
BlackRock Commodity Strategies Fund	$ 15,594,261
The Fund hereby designates the following amount, or maximum amount allowable by law, as interest-related dividends eligible for exemption from U.S. withholding tax for nonresident aliens and foreign corporations for the fiscal year ended May 31, 2026:
Fund Name	Interest-Related Dividends
BlackRock Commodity Strategies Fund	$ 15,807,006
Important Tax Information
41

Additional Information
Changes in and Disagreements with Accountants
Not applicable.
Proxy Results
Not applicable.
Remuneration Paid to Trustees, Officers, and Others
Compensation to the independent directors/trustees of the Trust is paid by the Trust, on behalf of the Fund.
General Information
Quarterly performance, shareholder reports, semi-annual and annual financial statements, current net asset value and other information regarding the Fund may be found on BlackRock’s website, which can be accessed at blackrock.com. Any reference to BlackRock’s website in this report is intended to allow investors public access to information regarding the Fund and does not, and is not intended to, incorporate BlackRock’s website in this report.
Electronic Delivery
Shareholders can sign up for e-mail notifications of quarterly statements, annual and semi-annual shareholder reports and prospectuses by enrolling in the electronic delivery program.
To enroll in electronic delivery:
Shareholders Who Hold Accounts with Investment Advisors, Banks or Brokerages:
Please contact your financial advisor. Please note that not all investment advisors, banks or brokerages may offer this service.
Shareholders Who Hold Accounts Directly with BlackRock:
1. Access the BlackRock website at blackrock.com
2. Select “Access Your Account”
3. Next, select “eDelivery” in the “Related Resources” box and follow the sign-up instructions.
BlackRock’s Mutual Fund Family
BlackRock offers a diverse lineup of open-end mutual funds crossing all investment styles and managed by experts in equity, fixed-income and tax-exempt investing. Visit blackrock.com for more information.
Shareholder Privileges
Account Information
Call us at (800) 441-7762 from 8:00 AM to 6:00 PM ET on any business day to get information about your account balances, recent transactions and share prices. You can also visit blackrock.com for more information.
Automatic Investment Plans
Investor class shareholders who want to invest regularly can arrange to have $50 or more automatically deducted from their checking or savings account and invested in any of the BlackRock funds.
Systematic Withdrawal Plans
Investor class shareholders can establish a systematic withdrawal plan and receive periodic payments of $50 or more from their BlackRock funds, as long as their account balance is at least $10,000.
Retirement Plans
Shareholders may make investments in conjunction with Traditional, Rollover, Roth, Coverdell, Simple IRAs, SEP IRAs and 403(b) Plans.
422026 BlackRock Annual Financial Statements and Additional Information

Additional Information (continued)
Fund and Service Providers

Investment Adviser and Administrator
BlackRock Advisors, LLC
Wilmington, DE 19809
Sub-Adviser
BlackRock International Limited
Edinburgh, EH3 5PP
United Kingdom
Accounting Agent and Custodian
The Bank of New York Mellon
New York, NY 10286
Transfer Agent
BNY Mellon Investment Servicing (US) Inc.
Westborough, MA 01581
Independent Registered Public Accounting Firm
Deloitte & Touche LLP
Boston, MA 02110
Distributor
BlackRock Investments, LLC
New York, NY 10001
Legal Counsel
Ropes & Gray LLP
New York, NY 10036
Address of the Trust
100 Bellevue Parkway
Wilmington, DE 19809
Additional Information
43

Disclosure of Investment Advisory Agreement and Sub-Advisory Agreement
The Board of Trustees (the “Board”, the members of which are referred to as “Board Members”) of BlackRock FundsSM (the “Trust”) met on April 22, 2026 (the “April Meeting”) and May 19-20, 2026 (the “May Meeting”) to consider the approval to continue the investment advisory agreement (the “Advisory Agreement”) between the Trust, on behalf of BlackRock Commodity Strategies Fund (the “Fund”), and BlackRock Advisors, LLC (the “Manager”), the Fund’s investment advisor. The Board also considered the approval to continue the sub-advisory agreement (the “Sub-Advisory Agreement”) between the Manager and BlackRock International Limited (the “Sub-Advisor”), with respect to the Fund. The Manager and the Sub-Advisor are referred to herein as “BlackRock”. The Advisory Agreement and the Sub-Advisory Agreement are referred to herein as the “Agreements”.
The Approval Process
Consistent with the requirements of the Investment Company Act of 1940 (the “1940 Act”), the Board considers the approval of the continuation of the Agreements for the Fund on an annual basis. The Board Members who are not “interested persons” of the Trust, as defined in the 1940 Act, are considered independent Board Members (the “Independent Board Members”). The Board’s consideration entailed a year-long deliberative process during which the Board and its committees assessed BlackRock’s various services to the Fund, including through the review of written materials and oral presentations, and the review of additional information provided in response to requests from the Independent Board Members. The Board had four quarterly meetings during the year, as well as numerous ad hoc meetings and executive sessions throughout the year, as needed. The committees of the Board similarly met throughout the year. The Board also held the April Meeting to consider specific information regarding the renewal of the Agreements. In considering the renewal of the Agreements, the Board assessed, among other things, the nature, extent and quality of the services provided to the Fund by BlackRock, BlackRock’s personnel and affiliates, including (as applicable): investment management services; accounting oversight; administrative and shareholder services; oversight of the Fund’s service providers; risk management and oversight; and legal, regulatory and compliance services. Throughout the year, including during the contract renewal process, the Independent Board Members were advised by independent legal counsel, and met with independent legal counsel in various executive sessions outside of the presence of BlackRock’s management.
During the year, the Board, acting directly and through its committees, considered information that was relevant to its annual consideration of the renewal of the Agreements, including the services and support provided by BlackRock to the Fund and its shareholders. BlackRock also provided additional information to the Board in response to specific questions and requests from the Board. Among the matters the Board considered were: (a) investment performance for one-year, three-year, five-year, and/or since inception periods, as applicable, against peer funds, relevant benchmarks, and other performance metrics, as applicable, as well as BlackRock senior management’s and portfolio managers’ investment performance analyses, and the reasons for any material outperformance or underperformance relative to its peers, benchmarks, and other performance metrics, as applicable; (b) fees, including advisory, administration, if applicable, and other amounts paid to BlackRock and its affiliates by the Fund for applicable services; (c) Fund operating expenses and how BlackRock allocates expenses to the Fund; (d) the resources devoted to, risk oversight of, and compliance reports relating to, implementation of the Fund’s investment objective, policies and restrictions, and meeting regulatory requirements; (e) BlackRock’s and the Fund’s development and application of applicable compliance policies and procedures; (f) the nature, character and scope of non-investment management services provided by BlackRock and its affiliates and the estimated cost of such services, as applicable; (g) BlackRock’s and other service providers’ internal controls and risk and compliance oversight mechanisms; (h) BlackRock’s implementation of the proxy voting policies approved by the Board; (i) execution quality of portfolio transactions; (j) BlackRock’s implementation of the Fund’s valuation and liquidity procedures; (k) an analysis of management fees paid to BlackRock for products with similar investment mandates across the open-end fund, exchange-traded fund (“ETF”), closed-end fund, sub-advised mutual fund, separately managed account, collective investment trust, and institutional separate account product channels, as applicable, and the similarities and differences between these products and the services provided as compared to the Fund; (l) BlackRock’s compensation methodology for its investment professionals and the incentives and accountability it creates, along with investment professionals’ investments in the fund(s) they manage; and (m) periodic updates on BlackRock’s business.
Prior to and in preparation for the April Meeting, the Board received and reviewed materials specifically relating to the renewal of the Agreements. The Independent Board Members engaged in a process with their independent legal counsel and BlackRock to review the nature and scope of the information provided to the Board to better assist its deliberations. The materials provided in connection with the April Meeting included, among other things: (a) information independently compiled and prepared by Broadridge Financial Solutions, Inc. (“Broadridge”), based on either a Lipper classification or Morningstar category, regarding the Fund’s fees and expenses as compared with a peer group of funds as determined by Broadridge (“Expense Peers”) and the investment performance of the Fund as compared with a peer group of funds (“Performance Peers”); (b) information on the composition of the Expense Peers and Performance Peers and a description of Broadridge’s methodology; (c) information on the estimated profits realized by BlackRock and its affiliates pursuant to the Agreements and a discussion of fall-out benefits to BlackRock and its affiliates; (d) a general analysis provided by BlackRock concerning investment management fees received in connection with other types of investment products, such as institutional accounts, sub-advised mutual funds, ETFs, closed-end funds, open-end funds, and separately managed accounts, under similar investment mandates, as well as the performance of such other products, as applicable; (e) a review of non-management fees, as applicable; (f) the existence, impact and sharing of potential economies of scale, if any, with the Fund; (g) a summary of aggregate amounts paid by the Fund to BlackRock; (h) sales and redemption data regarding the Fund’s shares; and (i) various additional information requested by the Board as appropriate regarding BlackRock’s and the Fund’s operations.
At the April Meeting, the Board reviewed materials relating to its consideration of the Agreements and the Independent Board Members presented BlackRock with questions and requests for additional information. BlackRock responded to these questions and requests with additional written information in advance of the May Meeting, and such responses were reviewed by the Board Members.
At the May Meeting, the Board concluded its assessment of, among other things: (a) the nature, extent and quality of the services provided by BlackRock; (b) the investment performance of the Fund as compared to its Performance Peers and to other metrics, as applicable; (c) the advisory fee and the estimated cost of the services and estimated profits realized by BlackRock and its affiliates from their relationship with the Fund; (d) the Fund’s fees and expenses compared to its Expense Peers; (e) the existence and sharing of potential economies of scale; (f) any fall-out benefits to BlackRock and its affiliates as a result of BlackRock’s relationship with the Fund; and (g) other factors deemed relevant by the Board Members.
The Board also considered other matters it deemed important to the approval process, such as other payments made or benefits that inure to BlackRock or its affiliates including relating to, as applicable, securities lending and cash management activities of a Fund. The Board noted the willingness of BlackRock’s personnel to engage in open, candid discussions with the Board. The Board evaluated the information available to it on a fund-by-fund basis. The following paragraphs provide more information about some
442026 BlackRock Annual Financial Statements and Additional Information

Disclosure of Investment Advisory Agreement and Sub-Advisory Agreement (continued)
of the primary factors that were relevant to the Board’s decision. The Board Members did not identify any particular information, or any single factor as determinative, and each Board Member may have attributed different weights to the various items and factors considered.
A. Nature, Extent and Quality of the Services Provided by BlackRock
The Board, including the Independent Board Members, reviewed the nature, extent and quality of services provided by BlackRock, including the investment advisory services, and the resulting performance of the Fund. Throughout the year, the Board compared Fund performance to the performance of a comparable group of funds, relevant benchmarks, and performance metrics, as applicable. Throughout the year, the Board met with BlackRock’s senior management personnel responsible for investment activities, including the senior investment officers. The Board also reviewed the materials provided by the Fund’s portfolio management team discussing the Fund’s performance, investment strategies and outlook.
The Board considered, among other factors, with respect to BlackRock: the experience of the Fund’s portfolio management team (including the tenure of or changes in the portfolio management team); research capabilities; investments by portfolio managers in the funds they manage; portfolio trading capabilities; use of certain trading, portfolio management, operations and/or information systems owned by BlackRock; commitment to compliance; credit analysis capabilities; risk analysis and oversight capabilities; and the approach to training and retaining portfolio managers and other research, advisory and management personnel. The Board also considered BlackRock’s overall risk management program, including the continued efforts of BlackRock and its affiliates to address cybersecurity risks, the role of BlackRock’s Risk & Quantitative Analysis Group, and BlackRock’s policies and procedures for third-party vendor oversight. The Board engaged in a review of BlackRock’s compensation structure with respect to the Fund’s portfolio management team and BlackRock’s ability to attract and retain high-quality talent and create performance incentives.
In addition to investment advisory services, the Board considered the nature and quality of the administrative and other non-investment advisory services provided to the Fund. BlackRock and its affiliates provide the Fund with certain administrative, shareholder and other services (in addition to any such services provided to the Fund by third parties) and officers and other personnel as are necessary for the operations of the Fund. In particular, BlackRock and its affiliates provide the Fund with administrative services including, among others: (i) responsibility for disclosure documents, such as the prospectus, the summary prospectus (as applicable), the statement of additional information, and periodic shareholder reports; (ii) oversight of daily accounting and net asset value; and services related to the valuation and pricing of the Fund’s portfolio holdings; (iii) responsibility for periodic filings with regulators; (iv) overseeing and coordinating the activities of third-party service providers including, among others, the Fund’s custodian, fund accountant, transfer agent, and auditor; (v) organizing Board meetings and preparing the materials for such Board meetings; (vi) providing legal and compliance support; (vii) furnishing analytical and other support to assist the Board in its consideration of strategic issues such as the merger, consolidation or repurposing of certain open-end funds; and (viii) performing or managing administrative functions necessary for the operation of the Fund, such as tax reporting, expense management, fulfilling regulatory filing requirements, overseeing the Fund’s distribution partners, and shareholder call center and other services. The Board reviewed the structure and duties of BlackRock’s fund administration, shareholder services, and legal and compliance departments and considered BlackRock’s policies and procedures for assuring compliance with applicable laws and regulations. The Board also considered the operation of BlackRock’s business continuity plans.
The Board noted that the engagement of the Sub-Advisor with respect to the Fund facilitates the provision of investment advice and trading by investment personnel located outside of the United States. The Board considered that this arrangement provides additional flexibility to the portfolio management team, which may benefit the Fund and its shareholders.
B. The Investment Performance of the Fund
The Board, including the Independent Board Members, reviewed and considered the performance history of the Fund throughout the year and at the April Meeting. The Board was provided with Fund performance reporting and analysis, relative to applicable performance metrics, by BlackRock throughout the year and at the April Meeting. In preparation for the April Meeting, the Board was also provided with reports independently prepared by Broadridge, which included an analysis of the Fund’s performance as of December 31, 2025, as compared to its Performance Peers. Broadridge ranks funds in quartiles, ranging from first to fourth, where first is the most desirable quartile position and fourth is the least desirable. In connection with its review, the Board received and reviewed information regarding the investment performance of the Fund as compared to its Performance Peers. The Board and its Performance Oversight Committee regularly review and meet with Fund management to discuss the performance of the Fund throughout the year.
The Board noted that while it found the data provided by Broadridge generally useful, it recognized the limitations of such data, including in particular, that notable differences may exist between a fund and its Performance Peers (for example, the investment objectives and strategies). Further, the Board recognized that the performance data reflects a snapshot of a period as of a particular date and that selecting a different performance period could produce significantly different results. The Board also acknowledged that long-term performance could be impacted by even one period of significant outperformance or underperformance, and that a single investment theme could have the ability to disproportionately affect long-term performance.
The Board noted that for the one-, three- and five-year periods reported, the Fund ranked in the first, first and second quartiles, respectively, against its Performance Peers.
C. Consideration of the Advisory/Management Fees and the Estimated Costs of the Services and Estimated Profits Realized by BlackRock and its Affiliates from their Relationship with the Fund
The Board, including the Independent Board Members, reviewed the Fund’s contractual management fee rate compared with those of its Expense Peers. The contractual management fee rate represents a combination of the advisory fee and any administrative fees, before taking into account any reimbursements or fee waivers. The Board also compared the Fund’s total expense ratio, as well as its actual management fee rate, to those of its Expense Peers. The total expense ratio represents a fund’s total net operating expenses, including any 12b-1 or non-12b-1 service fees. The total expense ratio gives effect to any expense reimbursements or fee waivers, and the actual management fee rate gives effect to any management fee reimbursements or waivers. The Board considered that the fee and expense information in the Broadridge report for the Fund reflected information for a specific period and that historical asset levels and expenses may differ from current levels, particularly in a period of market volatility. The Board also noted that while it found the expense comparison provided by Broadridge generally useful, it recognized that the comparison is subject to Broadridge’s defined peer
Disclosure of Investment Advisory Agreement and Sub-Advisory Agreement
45

Disclosure of Investment Advisory Agreement and Sub-Advisory Agreement (continued)
selection criteria and methodology. The Board considered the services provided and the fees charged by BlackRock and its affiliates to other types of clients with similar investment mandates, as applicable, including institutional accounts and sub-advised mutual funds (including mutual funds sponsored by third parties).
The Board reviewed BlackRock’s profitability methodology and was also provided with an estimated profitability analysis that detailed the revenues earned and the expenses incurred by BlackRock for services provided to the Fund. The Board reviewed BlackRock’s estimated profitability with respect to the Fund and other funds the Board currently oversees for the year ended December 31, 2025 compared to available aggregate estimated profitability data provided for the prior two years. The Board reviewed BlackRock’s estimated profitability with respect to certain other U.S. fund complexes managed by the Manager and/or its affiliates. The Board reviewed BlackRock’s assumptions and methodology of allocating expenses in the estimated profitability analysis, noting the inherent limitations in allocating costs among various advisory products. The Board recognized that profitability may be affected by numerous factors including, among other things, fee waivers and expense reimbursements by the Manager, the types of funds managed, precision of expense allocations and business mix. The Board thus recognized the limitations of calculating and comparing profitability at the individual fund level.
The Board received and reviewed statements relating to BlackRock’s financial condition. The Board reviewed BlackRock’s overall operating margin, in general, compared to that of certain other publicly traded asset management firms. The Board considered the differences between BlackRock and these other firms, including the contribution of BlackRock’s technology business, BlackRock’s expense management, and the relative product mix. The Board noted that, in general, individual fund or product line profitability information for other advisors is not publicly available.
The Board considered whether BlackRock has the financial resources necessary to attract and retain high quality investment management personnel to perform its obligations under the Agreements and to continue to provide the high quality of services that is expected by the Board. The Board further considered factors including but not limited to BlackRock’s commitment of time and resources, assumption of risk, and liability profile in servicing the Fund, including in contrast to what is required of BlackRock with respect to other products with similar investment mandates across the open-end fund, ETF, closed-end fund, sub-advised mutual fund, separately managed account, collective investment trust, and institutional separate account product channels, as applicable.
The Board noted that the Fund’s contractual management fee rate ranked in the second quartile, and that the actual management fee rate and total expense ratio ranked in the second and first quartiles, respectively, relative to the Fund’s Expense Peers. The Board further noted that the Fund has an advisory fee arrangement that includes breakpoints that adjust the fee rate downward as the size of the Fund increases above certain contractually specified levels. The Board additionally noted that the breakpoints can, conversely, adjust the advisory fee rate upward as the size of the Fund decreases below certain contractually specified levels. The Board also noted that BlackRock and the Board have contractually agreed to a cap on the Fund’s total expenses as a percentage of the Fund’s average daily net assets on a class-by-class basis.
D. Economies of Scale
The Board, including the Independent Board Members, considered the extent to which any economies of scale might benefit the Fund in a variety of ways as the assets of the Fund increase. The Board considered multiple factors, including the advisory fee rate and breakpoints, unitary fee structure, fee waivers, and/or expense caps, as applicable. The Board considered the Fund’s asset levels and whether the current fee schedule was appropriate.
E. Other Factors Deemed Relevant by the Board Members
The Board, including the Independent Board Members, also took into account other ancillary or “fall-out” benefits that BlackRock or its affiliates may derive from BlackRock’s respective relationships with the Fund, both tangible and intangible, such as BlackRock’s ability to leverage its investment professionals who manage other portfolios and its risk management personnel, an increase in BlackRock’s profile in the investment advisory community, and the engagement of BlackRock’s affiliates as service providers to the Fund, including for administrative, distribution, securities lending, and cash management services. The Board also noted the revenue received by BlackRock and/or its affiliates pursuant to an agreement that permits a service provider to use certain portions of BlackRock’s technology platform to service accounts managed by BlackRock and/or its affiliates. With respect to securities lending, during the year the Board also considered information provided by independent third-party consultants related to the performance of each BlackRock affiliate as securities lending agent. The Board considered BlackRock’s overall operations and its efforts to expand the scale of, and improve the quality of, its operations. The Board noted that, subject to applicable law, BlackRock may use and benefit from third-party research obtained by soft dollars generated by certain registered fund transactions to assist in managing all or a number of its other client accounts. Throughout the year, the Board also received information and reporting, as applicable, regarding BlackRock’s soft dollar, brokerage, and trade execution practices.
Conclusion
At the May Meeting, in a continuation of the discussions that occurred during the April Meeting, and as a culmination of the Board’s year-long deliberative process, the Board, including the Independent Board Members, unanimously approved the continuation of the Advisory Agreement between the Manager and the Trust, on behalf of the Fund, for a one-year term ending June 30, 2027, and the Sub-Advisory Agreement between the Manager and the Sub-Advisor, with respect to the Fund, for a one-year term ending June 30, 2027. Based upon its evaluation of all of the aforementioned factors in their totality, as well as other information, the Board, including the Independent Board Members, was satisfied that the terms of the Agreements were fair and reasonable and in the best interest of the Fund and its shareholders. In arriving at its decision to approve the Agreements, the Board did not identify any single factor or group of factors as all-important or controlling, but considered all factors together, and different Board Members may have attributed different weights to the various factors considered. The Independent Board Members were advised by independent legal counsel throughout the deliberative process.
462026 BlackRock Annual Financial Statements and Additional Information

Glossary of Terms Used in these Financial Statements

Currency Abbreviation
AUD	Australian Dollar
CAD	Canadian Dollar
USD	United States Dollar

Portfolio Abbreviation
ADR	American Depositary Receipt
BCOMRAGT	Bloomberg Roll Select Agriculture Subindex Total ReturnSM
BCOMRENT	Bloomberg Roll Select Energy Subindex Total ReturnSM
BCOMRINT	Bloomberg Roll Select Industrial Metals Subindex Total ReturnSM
BCOMRLIT	Bloomberg Roll Select Livestock Subindex Total ReturnSM
BCOMRPRT	Bloomberg Roll Select Precious Metals Subindex Total ReturnSM
CDI	CREST Depository Interest
CVR	Contingent Value Rights
OTC	Over-the-Counter
Glossary of Terms Used in these Financial Statements
47

Want to know more?
blackrock.com | 800-441-7762
This report is intended for current holders. It is not authorized for use as an offer of sale or a solicitation of an offer to buy shares of the Fund unless preceded or accompanied by the Fund’s current prospectus. Past performance results shown in this report should not be considered a representation of future performance. Investment returns and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Statements and other information herein are as dated and are subject to change.

May 31, 2026
2026 Annual Financial Statements and Additional Information

BlackRock Capital Appreciation Fund, Inc.

BlackRock FundsSM
●BlackRock Energy Opportunities Fund
●BlackRock Health Sciences Opportunities Portfolio
●BlackRock High Equity Income Fund
●BlackRock Mid-Cap Growth Equity Portfolio
●BlackRock Technology Opportunities Fund

Not FDIC Insured ● May Lose Value ● No Bank Guarantee

2

Schedule of Investments
May 31, 2026
BlackRock Capital Appreciation Fund, Inc.
(Percentages shown are based on Net Assets)

Security	Shares	Value
Common Stocks
Aerospace & Defense — 4.4%
Howmet Aerospace, Inc.	317,947	$ 82,109,813
L3Harris Technologies, Inc.	170,396	53,705,411
TransDigm Group, Inc.	33,015	41,543,435
		177,358,659
Automobiles — 0.9%
Tesla, Inc.(a)	83,546	36,408,511
Broadline Retail — 8.0%
Amazon.com, Inc.(a)	1,192,344	322,695,980
Construction & Engineering — 2.8%
Quanta Services, Inc.	156,625	111,474,711
Consumer Staples Distribution & Retail — 0.8%
Walmart, Inc.	286,121	33,118,506
Electrical Equipment — 3.7%
Eaton Corp. PLC	214,606	85,971,163
Vertiv Holdings Co., Class A	204,384	64,526,073
		150,497,236
Electronic Equipment, Instruments & Components — 2.0%
Flex Ltd.(a)	532,846	80,342,520
Health Care REITs — 1.6%
Welltower, Inc.	316,953	65,079,960
Interactive Media & Services — 8.9%
Alphabet, Inc., Class A	541,931	206,118,036
Meta Platforms, Inc., Class A	245,021	154,978,233
		361,096,269
IT Services — 2.6%
Snowflake, Inc., Class A(a)	403,687	103,162,213
Machinery — 2.5%
Caterpillar, Inc.	116,384	101,937,254
Metals & Mining — 2.0%
Wheaton Precious Metals Corp.	623,973	82,738,820
Oil, Gas & Consumable Fuels — 0.7%
EQT Corp.	504,466	27,710,318
Pharmaceuticals — 2.8%
Eli Lilly & Co.	101,766	112,451,430
Semiconductors & Semiconductor Equipment — 25.2%
Applied Materials, Inc.	161,115	72,511,417
Broadcom, Inc.	484,171	216,313,078
Intel Corp.(a)	824,227	94,522,352
Lam Research Corp.	264,494	84,156,701
NVIDIA Corp.	2,595,675	548,050,819
		1,015,554,367
Software — 18.1%
AppLovin Corp., Class A(a)	119,282	73,130,601
Circle Internet Group, Inc., Class A(a)	486,030	54,921,390
Datadog, Inc., Class A(a)	672,774	166,410,649
Security	Shares	Value
Software (continued)
Microsoft Corp.	511,968	$ 230,508,472
Oracle Corp.	448,079	101,167,277
Palo Alto Networks, Inc.(a)	373,756	105,283,328
		731,421,717
Specialized REITs — 2.3%
Equinix, Inc.	85,748	91,582,294
Technology Hardware, Storage & Peripherals — 5.7%
Apple Inc.	739,954	230,910,045
Total Common Stocks — 95.0% (Cost: $1,876,732,116)		3,835,540,810
Preferred Securities
Preferred Stocks — 4.2%
Interactive Media & Services — 1.4%
Bytedance Ltd., Series E-1, (Acquired 11/11/20, cost $19,426,516)(a)(b)(c)	177,291	59,257,744
Software — 2.8%
Anthropic PBC, Series H, (Acquired 05/28/26, cost $19,593,990)(a)(b)(c)	33,266	19,593,990
Databricks, Inc.
Series D, (Acquired 03/27/25, cost $34,703,225)(a)(b)(c)	375,170	71,319,817
Series J, (Acquired 01/21/25, cost $10,208,948)(a)(b)(c)	110,367	20,980,767
		111,894,574
Total Preferred Securities — 4.2% (Cost: $83,932,679)		171,152,318
Total Long-Term Investments — 99.2% (Cost: $1,960,664,795)		4,006,693,128
Short-Term Securities
Money Market Funds — 0.9%
BlackRock Liquidity Funds, T-Fund, Institutional Shares, 3.51%(d)(e)	34,372,468	34,372,468
Total Short-Term Securities — 0.9% (Cost: $34,372,468)		34,372,468
Total Investments — 100.1% (Cost: $1,995,037,263)		4,041,065,596
Liabilities in Excess of Other Assets — (0.1)%		(2,944,776)
Net Assets — 100.0%		$ 4,038,120,820

(a)	Non-income producing security.
(b)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(c)
Restricted security as to resale, excluding 144A securities. The Fund held restricted securities with a current value of $171,152,318, representing 4.2% of its net assets as of period end, and an original cost of $83,932,679.

(d)	Affiliate of the Fund.
(e)	Annualized 7-day yield as of period end.

Schedules of Investments
3

Schedule of Investments  (continued)
May 31, 2026
BlackRock Capital Appreciation Fund, Inc.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the year ended May 31, 2026 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 05/31/25	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 05/31/26	Shares Held at 05/31/26	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares(a)	$ 19,432,275	$ —	$ (19,445,939)(b)	$ 13,664	$ —	$ —	—	$ 18,102 (c)	$ —
BlackRock Liquidity Funds, T-Fund, Institutional Shares	5,447,738	28,924,730 (b)	—	—	—	34,372,468	34,372,468	454,489	—
				$ 13,664	$ —	$ 34,372,468		$ 472,591	$ —

(a)	As of period end, the entity is no longer held.
(b)	Represents net amount purchased (sold).
(c)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.

For purposes of this report, industry and sector sub-classifications may differ from those utilized by the Fund for compliance purposes.
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks	$ 3,835,540,810	$ —	$ —	$ 3,835,540,810
Preferred Securities	—	—	171,152,318	171,152,318
Short-Term Securities
Money Market Funds	34,372,468	—	—	34,372,468
	$ 3,869,913,278	$ —	$ 171,152,318	$ 4,041,065,596
A reconciliation of Level 3 financial instruments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the year in relation to net assets. The following table is a reconciliation of Level 3 investments for which significant unobservable inputs were used in determining fair value:
Preferred Securities
Assets
Opening Balance, as of May 31, 2025	$89,765,134
Transfers into Level 3	—
Transfers out of Level 3	—
Accrued discounts/premiums	—
Net realized gain (loss)	—
Net change in unrealized appreciation (depreciation)(a)(b)	61,793,194
Purchases	19,593,990
Sales	—
Closing Balance, as of May 31, 2026	$171,152,318
Net change in unrealized appreciation (depreciation) on investments still held at May 31, 2026(b)	$61,793,194

(a)
Included in the related net change in unrealized appreciation (depreciation) in the Statements of Operations.
(b)
Any difference between net change in unrealized appreciation (depreciation) and net change in unrealized appreciation (depreciation) on investments still held at May 31, 2026, is generally due to investments no longer held or categorized as Level 3 at period end.
42026 BlackRock Annual Financial Statements and Additional Information

Schedule of Investments  (continued)
May 31, 2026
BlackRock Capital Appreciation Fund, Inc.
The following table summarizes the valuation approaches used and unobservable inputs utilized by the Valuation Committee to determine the value of certain of the Fund’s Level 3 financial instruments as of period end.
	Value	Valuation Approach	Unobservable Inputs	Range of Unobservable Inputs Utilized(a)	Weighted Average of Unobservable Inputs Based on Fair Value
Assets
Preferred Stocks(b)	171,152,318	Market	Revenue Multiple	1.80x -45.17x	18.60x

(a)
A significant change in unobservable input could result in a correlated or inverse change in value.
(b)
The fund valued certain of its Level 3 Preferred Stock using recent transactions as the best approximation of fair value. The value of Level 3 investments obtained using recent prior transaction prices, for which inputs are unobservable, is $78,851,734 as of May 31, 2026.
See notes to financial statements.
Schedules of Investments
5

Schedule of Investments
May 31, 2026
BlackRock Energy Opportunities Fund
(Percentages shown are based on Net Assets)

Security	Shares	Value
Common Stocks
Chemicals — 1.6%
Air Liquide SA	13,775	$ 2,845,691
Linde PLC	5,445	2,709,922
		5,555,613
Energy Equipment & Services — 6.2%
Liberty Energy, Inc., Class A	69,836	2,043,401
Poseidon Concepts Corp.(a)(b)	35,081	—
SBM Offshore NV	106,422	4,056,202
Subsea 7 SA	136,028	4,469,129
TechnipFMC PLC	117,416	8,033,603
Tecnicas Reunidas SA(b)	79,688	2,924,841
		21,527,176
Oil, Gas & Consumable Fuels — 90.6%
California Resources Corp.	29,066	1,723,323
Cameco Corp. (CAD)	52,727	5,924,593
Canadian Natural Resources Ltd.	301,096	13,693,627
Cheniere Energy, Inc.	51,136	11,498,441
Chevron Corp.	214,612	39,158,106
ConocoPhillips	133,724	15,241,862
EQT Corp.	73,512	4,038,014
Exxon Mobil Corp.	451,421	65,573,414
Gazprom PJSC(a)(b)	639,500	90
Gaztransport Et Technigaz SA	21,251	4,905,380
Kinder Morgan, Inc.	291,326	9,054,412
Kosmos Energy Ltd.(b)	535,733	1,500,052
Marathon Petroleum Corp.	31,732	7,893,970
Permian Resources Corp., Class A	323,239	6,215,886
Repsol SA	228,352	5,896,118
Security	Shares	Value
Oil, Gas & Consumable Fuels (continued)
Shell PLC	812,458	$ 34,330,734
Suncor Energy, Inc.	197,165	12,323,438
Targa Resources Corp.	54,291	13,848,005
TC Energy Corp.	166,943	11,123,479
TotalEnergies SE	278,521	24,438,223
Valero Energy Corp.	57,905	14,176,302
Williams Cos., Inc. (The)	206,911	14,771,376
		317,328,845
Total Long-Term Investments — 98.4% (Cost: $195,072,878)		344,411,634
Short-Term Securities
Money Market Funds — 1.3%
BlackRock Liquidity Funds, T-Fund, Institutional Shares, 3.51%(c)(d)	4,567,253	4,567,253
Total Short-Term Securities — 1.3% (Cost: $4,567,253)		4,567,253
Total Investments — 99.7% (Cost: $199,640,131)		348,978,887
Other Assets Less Liabilities — 0.3%		1,093,388
Net Assets — 100.0%		$ 350,072,275

(a)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(b)	Non-income producing security.
(c)	Affiliate of the Fund.
(d)	Annualized 7-day yield as of period end.

Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the year ended May 31, 2026 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 05/31/25	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 05/31/26	Shares Held at 05/31/26	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares(a)	$ —	$ 130 (b)	$ —	$ (130)	$ —	$ —	—	$ 769 (c)	$ —
BlackRock Liquidity Funds, T-Fund, Institutional Shares	1,948,783	2,618,470 (b)	—	—	—	4,567,253	4,567,253	136,923	—
				$ (130)	$ —	$ 4,567,253		$ 137,692	$ —

(a)	As of period end, the entity is no longer held.
(b)	Represents net amount purchased (sold).
(c)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.

For purposes of this report, industry and sector sub-classifications may differ from those utilized by the Fund for compliance purposes.
62026 BlackRock Annual Financial Statements and Additional Information

Schedule of Investments  (continued)
May 31, 2026
BlackRock Energy Opportunities Fund
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks
Chemicals	$ 2,709,922	$ 2,845,691	$ —	$ 5,555,613
Energy Equipment & Services	10,077,004	11,450,172	—	21,527,176
Oil, Gas & Consumable Fuels	252,663,680	64,665,075	90	317,328,845
Short-Term Securities
Money Market Funds	4,567,253	—	—	4,567,253
	$ 270,017,859	$ 78,960,938	$ 90	$ 348,978,887
See notes to financial statements.
Schedules of Investments
7

Schedule of Investments
May 31, 2026
BlackRock Health Sciences Opportunities Portfolio
(Percentages shown are based on Net Assets)

Security	Shares	Value
Common Stocks
Biotechnology — 32.3%
4D Molecular Therapeutics, Inc.(a)(b)	126,274	$ 1,251,375
AbbVie, Inc.	1,068,019	232,529,097
Agios Pharmaceuticals, Inc.(a)	271,615	7,985,481
Aktis Oncology, Inc.(a)(b)	266,503	5,527,272
Allogene Therapeutics, Inc.(a)	1,208,862	2,623,231
Alnylam Pharmaceuticals, Inc.(a)	94,913	28,661,828
Amgen, Inc.	590,203	198,774,468
Angitia Biopharmaceuticals Ltd. (Acquired 01/27/26, cost $6,508,673)(a)(c)(d)	658,956	6,517,075
Annexon, Inc.(a)	188,611	1,022,272
Apogee Therapeutics, Inc.(a)	263,702	21,660,482
Arcus Biosciences, Inc.(a)	572,430	14,505,376
Argenx SE, ADR(a)	88,995	74,398,930
Avalo Therapeutics, Inc.(a)	299,585	4,778,381
Beam Therapeutics, Inc.(a)	168,010	5,532,569
Bicara Therapeutics, Inc.(a)	160,104	3,482,262
Biogen, Inc.(a)	364,188	71,380,848
Biohaven Ltd.(a)	348,832	3,840,640
BioMarin Pharmaceutical, Inc.(a)	322,635	18,483,759
BioNTech SE, ADR(a)	41,921	4,022,320
Bridgebio Oncology Therapeutics, Inc. (Acquired 08/08/25, cost $2,242,992)(a)(d)	209,287	1,877,304
BridgeBio Oncology Therapeutics, Inc.(a)(b)	673,766	6,043,681
BridgeBio Pharma, Inc.(a)	86,968	5,762,500
Bright Minds Biosciences, Inc.(a)	95,655	8,424,336
Cogent Biosciences, Inc.(a)	1,406,858	49,183,756
Corvus Pharmaceuticals, Inc.(a)	110,424	1,370,362
Cytokinetics, Inc.(a)(b)	618,580	47,482,201
Denali Therapeutics, Inc.(a)	251,859	5,299,113
Dianthus Therapeutics, Inc.(a)	186,482	17,344,691
Dyne Therapeutics, Inc.(a)	278,934	5,391,794
Eikon Therapeutics, Inc.(a)(b)	722,389	7,830,697
Enanta Pharmaceuticals, Inc.(a)	492,001	6,474,733
Erasca, Inc.(a)	709,864	9,114,654
Exelixis, Inc.(a)	231,652	11,693,793
Gilead Sciences, Inc.	1,841,333	247,530,395
Gossamer Bio, Inc.(a)(b)	365,199	84,324
Immunocore Holdings PLC, ADR(a)(b)	188,691	5,451,283
Immunome, Inc.(a)	288,792	6,304,329
Incyte Corp.(a)	396,174	38,325,873
Insmed, Inc.(a)	392,149	41,924,650
Intellia Therapeutics, Inc.(a)(b)	664,846	9,354,383
Ionis Pharmaceuticals, Inc.(a)	170,008	13,005,612
Kailera Therapeutics, Inc.(a)	464,174	10,648,152
Kailera Therapeutics, Inc., Series B (Acquired 10/31/25, cost $5,992,000)(a)(d)	428,000	9,818,320
KalVista Pharmaceuticals, Inc.(a)	212,587	5,712,213
Kartos Therapeutics, Inc. (Acquired 02/12/26, cost $614,446)(a)(c)(d)	614,446	636,075
Kartos Therapeutics, Inc., Series C (Acquired 08/22/23, cost $6,974,988)(a)(c)(d)	1,233,856	6,983,625
Kodiak Sciences, Inc.(a)(b)	128,647	4,722,631
Kymera Therapeutics, Inc.(a)	54,173	4,410,766
Madrigal Pharmaceuticals, Inc.(a)	27,588	13,718,685
MapLight Therapeutics, Inc.(a)(b)	50,257	1,473,033
Moderna, Inc.(a)	560,799	26,464,105
Monte Rosa Therapeutics, Inc.(a)(b)	318,162	6,270,973
MoonLake Immunotherapeutics(a)	161,391	3,095,479
Natera, Inc.(a)	46,190	10,317,460
Neurocrine Biosciences, Inc.(a)	113,005	17,888,691
Nuvalent, Inc., Class A(a)	315,841	34,865,688
Security	Shares	Value
Biotechnology (continued)
Oruka Therapeutics, Inc.(a)	264,813	$ 15,499,505
Palvella Therapeutics, Inc.(a)	50,716	6,007,817
Protagonist Therapeutics, Inc.(a)	370,408	36,877,820
PTC Therapeutics, Inc.(a)	48,954	3,615,253
Regeneron Pharmaceuticals, Inc.	87,659	53,891,000
REGENXBIO, Inc.(a)	214,663	1,504,788
Relay Therapeutics, Inc.(a)	342,957	4,818,546
Revolution Medicines, Inc.(a)	361,340	56,903,823
Rhythm Pharmaceuticals, Inc.(a)	471,276	41,623,096
Roivant Sciences Ltd.(a)	605,623	18,162,634
Sagimet Biosciences, Inc., Series A(a)	585,181	4,265,969
Scholar Rock Holding Corp.(a)	226,209	11,152,104
Stoke Therapeutics, Inc.(a)(b)	473,152	14,625,128
Summit Therapeutics, Inc.(a)(b)	276,987	4,858,352
Syndax Pharmaceuticals, Inc.(a)	58,560	1,147,190
Ultragenyx Pharmaceutical, Inc.(a)	130,855	3,132,669
United Therapeutics Corp.(a)	55,689	31,008,749
Upstream Bio, Inc.(a)(b)	341,675	2,856,403
Vaxcyte, Inc.(a)	147,352	7,573,893
Vertex Pharmaceuticals, Inc.(a)	361,907	161,967,859
Viridian Therapeutics, Inc.(a)	516,095	9,093,594
Vor BioPharma, Inc.(a)(b)	115,078	1,722,718
Zealand Pharma A/S(a)	74,091	3,753,815
		1,905,340,751
Health Care Equipment & Supplies — 12.2%
Abbott Laboratories	1,361,894	116,578,126
Alcon AG(b)	65,553	4,345,508
Boston Scientific Corp.(a)	1,945,032	93,964,496
Dexcom, Inc.(a)	663,769	48,946,326
Edwards Lifesciences Corp.(a)	1,710,975	147,948,008
Exo Imaging, Inc. (Acquired 06/24/21, cost $11,178,821)(a)(c)(d)	19,083	7,061
Glaukos Corp.(a)	87,150	9,006,953
IDEXX Laboratories, Inc.(a)	65,102	36,686,930
Intuitive Surgical, Inc.(a)	271,432	115,260,885
Medline, Inc., Class A(a)	605,149	22,124,247
Novocure Ltd.(a)	574,295	9,785,987
Nyxoah SA(a)(b)	337,359	1,005,330
Orchestra BioMed Holdings, Inc.(a)	206,130	805,968
Penumbra, Inc.(a)	133,216	42,402,653
Stryker Corp.	221,948	67,714,115
		716,582,593
Health Care Providers & Services — 11.4%
Cencora, Inc.	46,310	12,474,062
CVS Health Corp.	459,705	41,823,961
Elevance Health, Inc.	302,439	118,915,990
HCA Healthcare, Inc.	111,627	42,255,284
Humana, Inc.	178,205	54,427,371
McKesson Corp.	27,586	20,480,950
Quest Diagnostics, Inc.	85,193	16,604,116
RadNet, Inc.(a)	108,100	6,002,793
UnitedHealth Group, Inc.	947,412	360,310,258
		673,294,785
Life Sciences Tools & Services — 8.4%
Agilent Technologies, Inc.	271,239	36,761,022
Bio-Techne Corp.	193,925	10,022,044
Bruker Corp.	471,949	27,793,076
Charles River Laboratories International, Inc.(a)	56,177	10,151,746
Danaher Corp.	645,138	117,847,358
Illumina, Inc.(a)	145,933	23,781,242
IQVIA Holdings, Inc.(a)	141,190	25,726,230
82026 BlackRock Annual Financial Statements and Additional Information

Schedule of Investments  (continued)
May 31, 2026
BlackRock Health Sciences Opportunities Portfolio
(Percentages shown are based on Net Assets)
Security	Shares	Value
Life Sciences Tools & Services (continued)
Mettler-Toledo International, Inc.(a)	6,058	$ 7,151,953
Thermo Fisher Scientific, Inc.	362,337	178,454,596
Waters Corp.(a)	124,449	47,734,903
West Pharmaceutical Services, Inc.	32,517	10,496,813
		495,920,983
Pharmaceuticals — 34.7%
Alumis, Inc.(a)	293,662	6,343,099
AstraZeneca PLC	384,355	71,361,126
Axsome Therapeutics, Inc.(a)	38,178	8,951,977
Bristol-Myers Squibb Co.	917,026	52,435,547
Daiichi Sankyo Co. Ltd.	673,800	11,340,422
Definium Therapeutics, Inc.(a)	81,265	1,965,800
Elanco Animal Health, Inc.(a)	483,249	11,525,489
Eli Lilly & Co.	656,650	725,598,250
EyePoint, Inc.(a)	186,478	2,532,371
Galderma Group AG	188,090	39,790,711
Johnson & Johnson	2,085,034	469,820,711
LB Pharmaceuticals, Inc.(a)	567,627	15,876,527
Maze Therapeutics, Inc.(a)	184,453	4,880,626
MBX Biosciences, Inc.(a)	333,350	10,490,524
Merck & Co., Inc.	2,456,466	291,631,644
Novartis AG, ADR	251,660	37,791,782
Ocular Therapeutix, Inc.(a)	258,781	2,331,617
Pfizer, Inc.	5,899,018	154,436,291
Teva Pharmaceutical Industries Ltd., ADR(a)(b)	3,121,339	110,245,693
UCB SA	53,577	15,731,634
Wave Life Sciences Ltd.(a)	345,882	2,275,904
		2,047,357,745
Total Common Stocks — 99.0% (Cost: $3,449,402,941)		5,838,496,857

		Par (000)
Other Interests(a)(c)(d)(e)
Affinivax Inc., (Acquired 08/19/22, cost $0)	USD	123	449,536
Total Other Interests — 0.0% (Cost: $0)			449,536

	Shares
Preferred Securities
Preferred Stocks — 0.6%
Biotechnology — 0.5%
Adarx Pharmaceuticals, Inc., Series C, (Acquired 08/02/23, cost $6,399,994)(a)(c)(d)	769,230	10,892,297
Cellarity, Inc., Series B, (Acquired 01/15/21, cost $5,149,998)(a)(c)(d)	858,333	497,833
Genesis Therapeutics, Inc., Series B, (Acquired 08/10/23, cost $4,207,998)(a)(c)(d)	823,870	6,088,399
Goldfinch Bio, Inc., Series B, (Acquired 06/26/20, cost $3,676,117)(a)(c)(d)	3,115,353	934,606
Kartos Therapeutics, Inc., Series D, (Acquired 02/19/25, cost $1,919,018)(a)(c)(d)	339,469	1,921,395
Laronde, Inc., Series B, (Acquired 07/28/21, cost $10,822,560)(a)(c)(d)	386,520	7,467,566
		27,802,096
Health Care Equipment & Supplies — 0.1%
Exo Imaging, Inc., Series D, (Acquired 07/24/24, cost $577,098)(a)(c)(d)	890,877	659,249
Security	Shares	Value
Health Care Equipment & Supplies (continued)
Quanta Dialysis Technologies Ltd., Series D, (Acquired 06/18/21, cost $9,727,321)(a)(c)(d)	80,024,425	$ 3,448,604
Swift Health Systems, Inc., Series D, (Acquired 08/27/21, cost $5,270,016)(a)(c)(d)	1,700	3,791
		4,111,644
Pharmaceuticals — 0.0%
Insitro, Series C, (Acquired 03/10/21, cost $10,839,964)(a)(c)(d)	592,636	3,964,735
Total Preferred Securities — 0.6% (Cost: $58,590,084)		35,878,475
Rights
Biotechnology — 0.0%
Arcellx, Inc., CVR(a)	92,964	6,507
Blueprint Medicines Corp., CVR(a)(c)	204,909	202,860
Korro Bio, Inc., CVR(a)(c)	428,010	4
Mirati Therapeutics, Inc., CVR(a)(b)(c)	228,510	180,523
		389,894
Capital Markets — 0.0%
TPG, Inc., CVR(a)	138,368	1,384
Health Care Equipment & Supplies — 0.0%
ABIOMED, Inc., CVR(a)(c)	243,643	367,901
Total Rights — 0.0% (Cost: $ —)		759,179
Warrants(a)(c)
Financial Services — 0.0%
Goldfinch Bio, Inc., (Issued/Exercisable 02/10/26, 1 Share for 1 Warrant, Expires 11/20/35, Strike Price USD 1.18)	403,447	4
Total Warrants — 0.0% (Cost: $161,379)		4
Total Long-Term Investments — 99.6% (Cost: $3,508,154,404)		5,875,584,051
Short-Term Securities
Money Market Funds — 0.8%
BlackRock Cash Funds: Institutional, SL Agency Shares, 3.76%(f)(g)(h)	41,027,408	41,039,716
BlackRock Liquidity Funds, T-Fund, Institutional Shares, 3.51%(f)(g)	9,404,024	9,404,024
Total Short-Term Securities — 0.8% (Cost: $50,439,855)		50,443,740
Total Investments — 100.4% (Cost: $3,558,594,259)		5,926,027,791
Liabilities in Excess of Other Assets — (0.4)%		(26,174,493)
Net Assets — 100.0%		$ 5,899,853,298

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(d)
Restricted security as to resale, excluding 144A securities. The Fund held restricted securities with a current value of $62,167,471, representing 1.1% of its net assets as of period end, and an original cost of $92,102,004.

(e)	Other interests represent beneficial interests in liquidation trusts and other reorganization or private entities.
(f)	Affiliate of the Fund.
Schedules of Investments
9

Schedule of Investments  (continued)
May 31, 2026
BlackRock Health Sciences Opportunities Portfolio
(g)	Annualized 7-day yield as of period end.
(h)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the year ended May 31, 2026 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 05/31/25	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 05/31/26	Shares Held at 05/31/26	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$ 53,001,569	$ —	$ (11,958,926)(a)	$ (4,261)	$ 1,334	$ 41,039,716	41,027,408	$ 603,636 (b)	$ —
BlackRock Liquidity Funds, T-Fund, Institutional Shares	332,559,809	—	(323,155,785)(a)	—	—	9,404,024	9,404,024	1,961,558	—
				$ (4,261)	$ 1,334	$ 50,443,740		$ 2,565,194	$ —

(a)	Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.

For purposes of this report, industry and sector sub-classifications may differ from those utilized by the Fund for compliance purposes.
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks
Biotechnology	$ 1,875,754,537	$ 15,449,439	$ 14,136,775	$ 1,905,340,751
Health Care Equipment & Supplies	716,575,532	—	7,061	716,582,593
Health Care Providers & Services	673,294,785	—	—	673,294,785
Life Sciences Tools & Services	495,920,983	—	—	495,920,983
Pharmaceuticals	1,909,133,852	138,223,893	—	2,047,357,745
Other Interests	—	—	449,536	449,536
Preferred Securities	—	—	35,878,475	35,878,475
Rights	—	7,891	751,288	759,179
Warrants	—	—	4	4
Short-Term Securities
Money Market Funds	50,443,740	—	—	50,443,740
	$ 5,721,123,429	$ 153,681,223	$ 51,223,139	$ 5,926,027,791
See notes to financial statements.
102026 BlackRock Annual Financial Statements and Additional Information

Schedule of Investments
May 31, 2026
BlackRock High Equity Income Fund
(Percentages shown are based on Net Assets)

Security	Shares	Value
Common Stocks
Aerospace & Defense — 2.2%
Airbus SE	17,302	$ 3,613,128
Boeing Co. (The)(a)	132,962	30,734,167
L3Harris Technologies, Inc.	22,662	7,142,609
Lockheed Martin Corp.	10,034	5,322,535
		46,812,439
Air Freight & Logistics — 1.7%
FedEx Corp.	85,426	35,174,156
Automobile Components — 0.5%
Aptiv PLC(a)	120,056	8,156,604
Versigent PLC(a)	50,047	2,208,074
		10,364,678
Banks — 7.2%
Bank of America Corp.	140,045	7,226,322
Citigroup, Inc.	448,020	56,405,718
Citizens Financial Group, Inc.	112,506	7,004,624
First Citizens BancShares, Inc., Class A	8,234	16,389,859
JPMorgan Chase & Co.	81,998	24,542,821
Wells Fargo & Co.	501,220	38,864,599
		150,433,943
Beverages — 0.9%
Keurig Dr. Pepper, Inc.	422,931	12,700,618
PepsiCo, Inc.	44,654	6,438,660
		19,139,278
Broadline Retail — 1.9%
Amazon.com, Inc.(a)	150,291	40,674,756
Building Products — 0.7%
Fortune Brands Innovations, Inc.	351,445	13,685,268
Capital Markets — 2.7%
Carlyle Group, Inc. (The)	132,281	6,009,526
Charles Schwab Corp. (The)	314,719	27,490,705
Intercontinental Exchange, Inc.	154,344	22,819,760
		56,319,991
Chemicals — 1.1%
Air Products & Chemicals, Inc.	27,696	7,716,659
PPG Industries, Inc.	135,906	15,354,660
		23,071,319
Commercial Services & Supplies — 0.7%
Rentokil Initial PLC	2,519,765	15,140,945
Consumer Finance — 0.2%
Capital One Financial Corp.	25,794	4,847,466
Consumer Staples Distribution & Retail — 0.6%
Dollar General Corp.	110,951	12,272,290
Containers & Packaging — 0.7%
Crown Holdings, Inc.	163,382	15,534,361
Diversified Telecommunication Services — 0.4%
Comcast Corp., Class A	184,041	4,577,100
Verizon Communications, Inc.	94,067	4,497,343
		9,074,443
Electric Utilities — 1.7%
American Electric Power Co., Inc.	124,380	15,755,214
Evergy, Inc.	249,193	20,443,794
		36,199,008
Electronic Equipment, Instruments & Components — 1.1%
CDW Corp.	131,414	16,485,886
Corning, Inc.	37,225	6,743,681
		23,229,567
Security	Shares	Value
Entertainment — 0.8%
Walt Disney Co. (The)	174,283	$ 17,747,238
Ground Transportation — 0.4%
CSX Corp.	83,414	3,775,317
Union Pacific Corp.	13,962	3,666,980
		7,442,297
Health Care Equipment & Supplies — 2.3%
Baxter International, Inc.	1,159,111	21,768,104
Becton Dickinson & Co.	62,530	9,199,414
Medtronic PLC	232,085	17,130,194
		48,097,712
Health Care Providers & Services — 3.2%
Cardinal Health, Inc.	67,550	13,293,840
CVS Health Corp.	408,682	37,181,889
UnitedHealth Group, Inc.	45,317	17,234,508
		67,710,237
Health Care REITs — 0.4%
Healthcare Realty Trust, Inc.	377,041	7,510,657
Hotels, Restaurants & Leisure — 0.5%
Restaurant Brands International, Inc.	150,376	11,233,087
Household Products — 0.3%
Procter & Gamble Co. (The)	40,918	5,874,188
Industrial REITs — 0.7%
Rexford Industrial Realty, Inc.	240,896	8,544,581
STAG Industrial, Inc.	167,933	6,359,623
		14,904,204
Insurance — 0.9%
Arthur J. Gallagher & Co.	25,442	5,116,640
Chubb Ltd.	16,449	5,127,647
Fidelity National Financial, Inc., Class A	195,337	9,249,207
		19,493,494
Interactive Media & Services — 3.2%
Alphabet, Inc., Class A	25,507	9,701,332
Alphabet, Inc., Class C, NVS	84,578	31,837,697
Meta Platforms, Inc., Class A	40,280	25,477,503
		67,016,532
Leisure Products — 0.4%
Hasbro, Inc.	98,305	8,470,942
Machinery — 1.6%
Caterpillar, Inc.	12,871	11,273,323
Fortive Corp.	98,898	5,767,731
Middleby Corp. (The)(a)	36,677	5,685,302
PACCAR, Inc.	91,307	10,077,554
		32,803,910
Metals & Mining — 0.6%
Barrick Mining Corp.	120,326	5,119,872
Freeport-McMoRan, Inc.	118,958	7,816,730
		12,936,602
Multi-Utilities — 0.9%
DTE Energy Co.	126,738	18,107,058
Oil, Gas & Consumable Fuels — 3.5%
BP PLC	3,317,668	23,434,252
Chevron Corp.	101,641	18,545,417
EQT Corp.	188,722	10,366,499
Marathon Petroleum Corp.	23,476	5,840,125
Tourmaline Oil Corp.(b)	323,474	14,786,444
		72,972,737
Schedules of Investments
11

Schedule of Investments  (continued)
May 31, 2026
BlackRock High Equity Income Fund
(Percentages shown are based on Net Assets)
Security	Shares	Value
Pharmaceuticals — 1.9%
Johnson & Johnson	65,669	$ 14,797,196
Merck & Co., Inc.	211,887	25,155,224
		39,952,420
Residential REITs — 0.4%
AvalonBay Communities, Inc.	42,519	7,760,143
Semiconductors & Semiconductor Equipment — 4.0%
Applied Materials, Inc.	46,147	20,768,919
Intel Corp.(a)	153,957	17,655,789
NVIDIA Corp.	23,725	5,009,296
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	30,386	12,715,022
Texas Instruments, Inc.	92,665	28,325,837
		84,474,863
Software — 1.9%
Microsoft Corp.	74,494	33,540,179
Workday, Inc., Class A(a)	49,708	7,266,812
		40,806,991
Specialized REITs — 0.2%
Crown Castle, Inc.	52,792	4,830,468
Specialty Retail — 0.7%
Home Depot, Inc. (The)	43,505	13,797,176
Technology Hardware, Storage & Peripherals — 6.2%
Hewlett Packard Enterprise Co.	470,976	20,270,807
Samsung Electronics Co. Ltd., Registered Shares, GDR	13,364	70,894,404
Western Digital Corp.	74,432	39,539,023
		130,704,234
Textiles, Apparel & Luxury Goods — 0.2%
LVMH Moet Hennessy Louis Vuitton SE	7,584	4,148,055
Tobacco — 1.7%
British American Tobacco PLC	563,587	34,872,848
Trading Companies & Distributors — 1.4%
WESCO International, Inc.	82,951	29,959,413
Total Common Stocks — 62.6% (Cost: $1,035,335,519)		1,315,601,414

		Par (000)
Equity-Linked Notes
Aerospace & Defense — 2.4%
Goldman Sachs & Co. LLC (Lockheed Martin Corp.) 16.29% 06/29/26	USD	7,400	3,897,043
Mizuho Securities USA LLC (Boeing Co. (The)) 23.45% 07/23/26		98,200	22,363,086
Mizuho Securities USA LLC (L3Harris Technologies, Inc.) 17.87% 07/07/26		16,900	5,298,888
SG Americas Securities LLC (Boeing Co. (The)) 35.77% 06/01/26		59,500	13,377,399
UBS Securities LLC (Airbus SE) 32.63% 06/08/26	EUR	12,800	2,627,737
UBS Securities LLC (RTX Corp.) 21.10% 06/04/26	USD	21,200	3,814,528
			51,378,681
Air Freight & Logistics — 1.0%
Nomura Securities International, Inc. (FedEx Corp.) 22.40% 06/18/26		52,600	21,158,198
Security		Par (000)	Value
Automobile Components — 0.5%
Mizuho Securities USA LLC (Aptiv PLC) 25.36% 07/20/26	USD	88,600	$ 5,817,653
SG Americas Securities LLC (Aptiv PLC) 34.69% 06/01/26		89,700	5,617,163
			11,434,816
Banks — 1.2%
CIBC World Markets Corp. (First Citizens BancShares, Inc.) 16.85% 07/09/26		8,000	15,712,906
SG Americas Securities LLC (Citizens Financial Group, Inc.) 25.20% 06/04/26		142,500	8,906,212
			24,619,118
Beverages — 0.6%
Barclays Capital, Inc. (PepsiCo, Inc.) 25.34% 07/13/26		32,900	4,748,943
RBC Capital Markets LLC (Keurig Dr. Pepper, Inc.) 22.41% 06/25/26		256,100	7,493,073
			12,242,016
Broadline Retail — 1.4%
Citigroup Global Markets, Inc. (Amazon.com, Inc.) 16.60% 07/09/26		111,000	30,005,317
Building Products — 0.4%
UBS Securities LLC (Fortune Brands Innovations, Inc.) 24.00% 06/11/26		212,800	8,270,104
Capital Markets — 1.7%
CIBC World Markets Corp. (Charles Schwab Corp. (The)) 20.25% 06/15/26		165,600	14,595,200
Morgan Stanley & Co. LLC (Carlyle Group, Inc. (The)) Series 123q 29.91% 06/29/26		98,700	4,601,518
Toronto-Dominion Bank (Intercontinental Exchange, Inc.) 17.98% 06/18/26		115,100	17,137,890
			36,334,608
Chemicals — 1.1%
Barclays Capital, Inc. (PPG Industries, Inc.) 34.58% 07/13/26		100,400	10,862,361
Mizuho Securities USA LLC (Air Products & Chemicals, Inc.) 20.62% 06/01/26		20,500	5,813,083
RBC Capital Markets LLC (Air Products & Chemicals, Inc.) 26.16% 07/20/26		20,300	5,772,230
			22,447,674
Commercial Services & Supplies — 0.6%
BNP Paribas Arbitrage SNC (Rentokil Initial PLC) 22.84% 07/02/26	GBP	1,880,000	11,584,652
Consumer Finance — 0.2%
JP Morgan Securities LLC (Capital One Financial Corp.) Series 000F 19.72% 07/07/26	USD	19,200	3,593,956
Consumer Staples Distribution & Retail — 0.4%
Barclays Capital, Inc. (Dollar General Corp.) 36.02% 07/13/26		81,900	8,789,265
Containers & Packaging — 0.6%
JP Morgan Securities LLC (Crown Holdings, Inc.) Series 000G 17.37% 07/07/26		121,900	11,758,980
Diversified Telecommunication Services — 0.6%
Mizuho Securities USA LLC (Comcast Corp.) 23.82% 06/04/26		272,200	6,781,414
RBC Capital Markets LLC (Verizon Communications, Inc.) 21.44% 06/25/26		100,800	4,813,201
			11,594,615
122026 BlackRock Annual Financial Statements and Additional Information

Schedule of Investments  (continued)
May 31, 2026
BlackRock High Equity Income Fund
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Electric Utilities — 0.8%
Morgan Stanley & Co. LLC (American Electric Power Co., Inc.) Series DMSO 23.04% 06/23/26	USD	43,500	$ 5,592,301
UBS Securities LLC (Evergy, Inc.) 22.20% 06/11/26		136,700	11,112,885
			16,705,186
Electronic Equipment, Instruments & Components — 1.1%
CIBC World Markets Corp. (CDW Corp.) 34.40% 06/01/26		97,600	11,357,406
Mizuho Securities USA LLC (CDW Corp.) 26.72% 07/20/26		97,000	11,709,646
			23,067,052
Entertainment — 0.6%
BMO Capital Markets Corp. (Walt Disney Co. (The)) 22.79% 06/29/26		129,900	13,207,199
Financial Services — 0.6%
Toronto-Dominion Bank (Fidelity National Information Services, Inc.) 19.15% 06/04/26		299,400	12,911,988
Ground Transportation — 0.4%
HSBC Securities (USA), Inc. (Union Pacific Corp.) Series EMX5 16.60% 06/11/26		10,300	2,663,130
Mizuho Securities USA LLC (CSX Corp.) 30.21% 07/16/26		61,600	2,776,374
SG Americas Securities LLC (CSX Corp.) 22.44% 06/01/26		63,500	2,768,092
			8,207,596
Health Care Equipment & Supplies — 1.2%
Barclays Capital, Inc. (Medtronic PLC) 26.14% 06/25/26		173,000	12,863,115
Morgan Stanley & Co. LLC (Baxter International, Inc.) Series DMSM 22.85% 06/23/26		702,000	13,240,764
			26,103,879
Health Care Providers & Services — 2.3%
BNP Paribas Securities Corporation (Cardinal Health, Inc.) 16.87% 07/16/26		49,800	9,978,426
BNP Paribas Securities Corporation (CVS Health Corp.) 21.13% 06/25/26		304,900	25,897,698
CIBC World Markets Corp. (UnitedHealth Group, Inc.) 20.50% 07/09/26		33,400	12,801,980
			48,678,104
Health Care REITs — 0.3%
RBC Capital Markets LLC (Healthcare Realty Trust, Inc.) 22.57% 06/11/26		281,200	5,315,898
Hotels, Restaurants & Leisure — 0.4%
Nomura Securities International, Inc. (Restaurant Brands International, Inc.) 19.56% 07/07/26		112,200	8,434,667
Household Products — 0.2%
Nomura Securities International, Inc. (Procter & Gamble Co. (The)) 13.93% 07/07/26		30,400	4,356,991
Industrial REITs — 0.5%
BMO Capital Markets Corp. (Rexford Industrial Realty, Inc.) 16.82% 06/15/26		179,700	6,372,454
RBC Capital Markets LLC (STAG Industrial, Inc.) 12.05% 06/29/26		125,300	4,763,049
			11,135,503
Insurance — 0.8%
CIBC World Markets Corp. (Arthur J. Gallagher & Co.) 20.51% 07/09/26		33,600	6,766,297
Goldman Sachs & Co. LLC (Chubb Ltd.) 12.79% 07/16/26		12,000	3,905,400
Security		Par (000)	Value
Insurance (continued)
Morgan Stanley & Co. LLC (Fidelity National Financial, Inc.) Series 5438 26.36% 06/18/26	USD	102,500	$ 4,861,522
RBC Capital Markets LLC (Fidelity National Financial, Inc.) 29.56% 06/11/26		43,100	2,061,984
			17,595,203
Interactive Media & Services — 2.3%
HSBC Securities (USA), Inc. (Meta Platforms, Inc.) Series EMOJ 20.70% 06/15/26		30,000	19,152,317
JP Morgan Securities LLC (Alphabet, Inc.) Series D3T2 21.24% 06/11/26		62,500	22,112,607
RBC Capital Markets LLC (Alphabet, Inc.) 16.94% 07/23/26		18,800	7,277,387
			48,542,311
Leisure Products — 0.3%
BNP Paribas Securities Corporation (Hasbro, Inc.) 26.07% 07/16/26		73,200	6,440,868
Machinery — 1.0%
BMO Capital Markets Corp. (PACCAR, Inc.) 21.67% 06/15/26		68,000	7,518,399
Morgan Stanley & Co. LLC (Fortive Corp.) Series DMSN 34.56% 06/23/26		73,700	4,388,795
RBC Capital Markets LLC (Caterpillar, Inc.) 18.54% 06/29/26		5,200	4,588,125
SG Americas Securities LLC (Middleby Corp. (The)) 29.09% 07/13/26		27,100	4,051,626
			20,546,945
Metals & Mining — 0.7%
Barclays Capital, Inc. (Freeport-McMoRan, Inc.) 33.46% 06/15/26		88,600	5,866,754
Mizuho Securities USA LLC (Barrick Mining Corp.) 40.66% 07/20/26		98,400	4,093,046
SG Americas Securities LLC (Barrick Mining Corp.) 34.04% 06/01/26		98,900	4,129,823
			14,089,623
Multi-Utilities — 1.1%
BMO Capital Markets Corp. (Dominion Energy, Inc.) 22.65% 06/11/26		199,400	12,526,222
CIBC World Markets Corp. (DTE Energy Co.) 20.28% 06/11/26		72,500	10,410,952
			22,937,174
Oil, Gas & Consumable Fuels — 2.0%
BMO Capital Markets Corp. (Chevron Corp.) 23.69% 07/02/26		75,800	13,920,967
BNP Paribas Arbitrage SNC (BP PLC) 34.54% 07/02/26	GBP	2,277,000	16,217,878
RBC Capital Markets LLC (EQT Corp.) 24.42% 06/23/26	USD	140,800	7,865,595
SG Americas Securities LLC (Marathon Petroleum Corp.) 28.92% 06/04/26		17,500	4,131,577
			42,136,017
Pharmaceuticals — 1.4%
CIBC World Markets Corp. (Merck & Co., Inc.) 21.92% 07/09/26		156,600	18,362,362
Goldman Sachs & Co. LLC (Johnson & Johnson) 12.93% 07/16/26		48,400	11,140,712
			29,503,074
Professional Services — 0.2%
Morgan Stanley & Co. LLC (SS&C Technologies Holdings, Inc.) Series 123r 22.52% 06/29/26		65,600	4,457,898
Schedules of Investments
13

Schedule of Investments  (continued)
May 31, 2026
BlackRock High Equity Income Fund
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Residential REITs — 0.5%
Morgan Stanley & Co. LLC (AvalonBay Communities, Inc.) 25.50% 07/20/26	USD	31,300	$ 5,796,632
SG Americas Securities LLC (AvalonBay Communities, Inc.) 20.58% 06/01/26		32,500	5,590,680
			11,387,312
Semiconductors & Semiconductor Equipment — 1.9%
Barclays Capital, Inc. (Intel Corp.) 39.84% 06/15/26		68,300	5,268,520
BMO Capital Markets Corp. (Texas Instruments, Inc.) 22.11% 06/29/26		69,100	20,071,270
Mizuho Securities USA LLC (Taiwan Semiconductor Manufacturing Co. Ltd.) 37.07% 06/04/26		12,400	4,718,165
Morgan Stanley & Co. LLC (NVIDIA Corp.) Series 5437 16.67% 06/18/26		17,700	3,692,211
Toronto-Dominion Bank (Applied Materials, Inc.) 27.97% 06/04/26		16,000	6,475,437
			40,225,603
Software — 1.4%
Barclays Capital, Inc. (Microsoft Corp.) 15.63% 07/20/26		54,900	23,611,831
Mizuho Securities USA LLC (Workday, Inc.) 43.57% 07/07/26		37,000	4,888,542
			28,500,373
Specialized REITs — 0.2%
BMO Capital Markets Corp. (Crown Castle, Inc.) 23.76% 06/29/26		39,300	3,521,259
Specialty Retail — 0.5%
Nomura Securities International, Inc. (Home Depot, Inc. (The)) 17.82% 07/13/26		32,000	10,022,423
Technology Hardware, Storage & Peripherals — 1.9%
BMO Capital Markets Corp. (Hewlett Packard Enterprise Co.) 33.95% 06/15/26		388,400	12,205,104
SG Americas Securities LLC (Western Digital Corp.) 31.76% 07/16/26		55,000	28,442,463
			40,647,567
Security		Par (000)	Value
Textiles, Apparel & Luxury Goods — 0.3%
JP Morgan Securities LLC (Swatch Group AG (The)) 32.34% 06/08/26	CHF	29,700	$ 7,368,663
Tobacco — 0.8%
Barclays Capital, Inc. (British American Tobacco PLC) 13.56% 06/08/26	GBP	295,900	17,470,931
Trading Companies & Distributors — 1.0%
Morgan Stanley & Co. LLC (WESCO International, Inc.) Series DMSP 19.60% 06/23/26	USD	60,000	20,676,251
Total Equity-Linked Notes — 39.4% (Cost: $827,722,973)			829,405,558
Total Long-Term Investments — 102.0% (Cost: $1,863,058,492)			2,145,006,972

	Shares
Short-Term Securities
Money Market Funds — 3.3%
BlackRock Cash Funds: Institutional, SL Agency Shares, 3.76%(c)(d)(e)	231,591	231,660
BlackRock Liquidity Funds, T-Fund, Institutional Shares, 3.51%(c)(d)	69,868,019	69,868,019
Total Short-Term Securities — 3.3% (Cost: $70,099,656)		70,099,679
Total Investments — 105.3% (Cost: $1,933,158,148)		2,215,106,651
Liabilities in Excess of Other Assets — (5.3)%		(111,242,100)
Net Assets — 100.0%		$ 2,103,864,551

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)	Affiliate of the Fund.
(d)	Annualized 7-day yield as of period end.
(e)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the year ended May 31, 2026 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 05/31/25	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 05/31/26	Shares Held at 05/31/26	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$ 6,296,800	$ —	$ (6,063,402)(a)	$ (1,761)	$ 23	$ 231,660	231,591	$ 12,388 (b)	$ —
BlackRock Liquidity Funds, T-Fund, Institutional Shares	83,051,080	—	(13,183,061)(a)	—	—	69,868,019	69,868,019	2,626,552	—
				$ (1,761)	$ 23	$ 70,099,679		$ 2,638,940	$ —

(a)	Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.

For purposes of this report, industry and sector sub-classifications may differ from those utilized by the Fund for compliance purposes.
142026 BlackRock Annual Financial Statements and Additional Information

Schedule of Investments  (continued)
May 31, 2026
BlackRock High Equity Income Fund
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks
Aerospace & Defense	$ 43,199,311	$ 3,613,128	$ —	$ 46,812,439
Air Freight & Logistics	35,174,156	—	—	35,174,156
Automobile Components	10,364,678	—	—	10,364,678
Banks	150,433,943	—	—	150,433,943
Beverages	19,139,278	—	—	19,139,278
Broadline Retail	40,674,756	—	—	40,674,756
Building Products	13,685,268	—	—	13,685,268
Capital Markets	56,319,991	—	—	56,319,991
Chemicals	23,071,319	—	—	23,071,319
Commercial Services & Supplies	—	15,140,945	—	15,140,945
Consumer Finance	4,847,466	—	—	4,847,466
Consumer Staples Distribution & Retail	12,272,290	—	—	12,272,290
Containers & Packaging	15,534,361	—	—	15,534,361
Diversified Telecommunication Services	9,074,443	—	—	9,074,443
Electric Utilities	36,199,008	—	—	36,199,008
Electronic Equipment, Instruments & Components	23,229,567	—	—	23,229,567
Entertainment	17,747,238	—	—	17,747,238
Ground Transportation	7,442,297	—	—	7,442,297
Health Care Equipment & Supplies	48,097,712	—	—	48,097,712
Health Care Providers & Services	67,710,237	—	—	67,710,237
Health Care REITs	7,510,657	—	—	7,510,657
Hotels, Restaurants & Leisure	11,233,087	—	—	11,233,087
Household Products	5,874,188	—	—	5,874,188
Industrial REITs	14,904,204	—	—	14,904,204
Insurance	19,493,494	—	—	19,493,494
Interactive Media & Services	67,016,532	—	—	67,016,532
Leisure Products	8,470,942	—	—	8,470,942
Machinery	32,803,910	—	—	32,803,910
Metals & Mining	12,936,602	—	—	12,936,602
Multi-Utilities	18,107,058	—	—	18,107,058
Oil, Gas & Consumable Fuels	49,538,485	23,434,252	—	72,972,737
Pharmaceuticals	39,952,420	—	—	39,952,420
Residential REITs	7,760,143	—	—	7,760,143
Semiconductors & Semiconductor Equipment	84,474,863	—	—	84,474,863
Software	40,806,991	—	—	40,806,991
Specialized REITs	4,830,468	—	—	4,830,468
Specialty Retail	13,797,176	—	—	13,797,176
Technology Hardware, Storage & Peripherals	59,809,830	70,894,404	—	130,704,234
Textiles, Apparel & Luxury Goods	—	4,148,055	—	4,148,055
Tobacco	—	34,872,848	—	34,872,848
Trading Companies & Distributors	29,959,413	—	—	29,959,413
Equity-Linked Notes	—	829,405,558	—	829,405,558
Short-Term Securities
Money Market Funds	70,099,679	—	—	70,099,679
	$ 1,233,597,461	$ 981,509,190	$ —	$ 2,215,106,651
See notes to financial statements.
Schedules of Investments
15

Schedule of Investments
May 31, 2026
BlackRock Mid-Cap Growth Equity Portfolio
(Percentages shown are based on Net Assets)

Security	Shares	Value
Common Stocks
Aerospace & Defense — 16.0%
Arxis, Inc., Class A(a)	182,121	$ 8,182,697
ATI, Inc.(a)	232,313	40,691,945
Axon Enterprise, Inc.(a)(b)	540,906	242,715,340
BWX Technologies, Inc.	511,075	100,109,371
HEICO Corp.(b)	584,355	203,460,724
Howmet Aerospace, Inc.	1,009,171	260,618,411
Karman Holdings, Inc.(a)(b)	369,792	21,263,040
Kratos Defense & Security Solutions, Inc.(a)(b)	333,209	21,368,693
		898,410,221
Beverages — 3.2%
Celsius Holdings, Inc.(a)(b)	1,957,931	65,140,364
Monster Beverage Corp.(a)	1,265,056	111,426,133
		176,566,497
Biotechnology — 3.2%
Alnylam Pharmaceuticals, Inc.(a)	163,896	49,493,314
Natera, Inc.(a)	579,607	129,466,816
		178,960,130
Building Products — 0.4%
Madison Air Solutions Corp., Class A(a)(b)	537,385	23,360,126
Capital Markets — 4.0%
Bullish(a)(b)	581,312	20,293,602
Galaxy Digital, Inc., Class A(a)	946,171	27,987,738
Interactive Brokers Group, Inc., Class A	635,159	55,239,778
Robinhood Markets, Inc., Class A(a)	1,305,429	123,101,955
		226,623,073
Communications Equipment — 1.6%
Lumentum Holdings, Inc.(a)	101,726	86,971,661
Construction & Engineering — 6.1%
Comfort Systems U.S.A., Inc.	52,811	96,549,599
MasTec, Inc.(a)	121,343	45,912,551
Quanta Services, Inc.	280,099	199,354,861
		341,817,011
Consumer Finance — 0.4%
Figure Technology Solutions, Inc., Class A(a)	673,266	23,799,953
Consumer Staples Distribution & Retail — 2.2%
Casey’s General Stores, Inc.	157,419	120,762,412
Electrical Equipment — 5.3%
Forgent Power Solutions, Inc.(a)(b)	610,772	33,384,797
Hubbell, Inc.	102,764	48,670,058
Vertiv Holdings Co., Class A	677,598	213,924,465
		295,979,320
Electronic Equipment, Instruments & Components — 2.8%
Advanced Energy Industries, Inc.	159,194	48,105,243
Corning, Inc.	194,923	35,312,251
Fabrinet(a)	109,402	71,566,412
		154,983,906
Energy Equipment & Services — 1.4%
Baker Hughes Co., Class A	1,246,440	79,622,587
Entertainment — 5.9%
Liberty Media Corp.-Liberty Formula One, Class C, NVS(a)	887,542	80,579,938
Take-Two Interactive Software, Inc.(a)	650,859	145,896,554
TKO Group Holdings, Inc., Class A	508,769	104,389,223
		330,865,715
Security	Shares	Value
Financial Services — 3.0%
Affirm Holdings, Inc., Class A(a)	2,280,253	$ 167,940,633
Health Care Equipment & Supplies — 5.2%
IDEXX Laboratories, Inc.(a)	276,065	155,570,909
Medline, Inc., Class A(a)	3,734,925	136,548,858
		292,119,767
Hotels, Restaurants & Leisure — 10.8%
Dutch Bros, Inc., Class A(a)(b)	2,448,927	142,037,766
Hilton Worldwide Holdings, Inc.	405,199	132,767,504
Royal Caribbean Cruises Ltd.	700,558	199,399,824
Viking Holdings Ltd.(a)	775,037	71,388,658
Wynn Resorts Ltd.	587,375	59,454,098
		605,047,850
Independent Power and Renewable Electricity Producers — 0.1%
Fervo Energy Co., Class A(a)	120,895	4,432,011
IT Services — 6.2%
MongoDB, Inc., Class A(a)	309,120	103,725,216
Snowflake, Inc., Class A(a)	951,496	243,154,803
		346,880,019
Oil, Gas & Consumable Fuels — 3.4%
EQT Corp.	1,865,741	102,485,153
Texas Pacific Land Corp.	220,925	86,823,525
		189,308,678
Professional Services — 1.2%
Planet Labs PBC, Class A(a)	1,306,074	66,792,624
Semiconductors & Semiconductor Equipment — 10.1%
Cerebras Systems, Inc., Class A(a)(b)	26,324	6,238,525
MKS, Inc.	218,597	70,882,263
Monolithic Power Systems, Inc.	135,036	211,494,734
Onto Innovation, Inc.(a)	257,831	66,582,277
Teradyne, Inc.	375,094	140,401,435
Tower Semiconductor Ltd.(a)	281,528	71,854,392
		567,453,626
Software — 3.0%
Datadog, Inc., Class A(a)	679,281	168,020,155
Specialty Retail — 2.3%
Carvana Co., Class A(a)	1,760,442	128,512,266
Textiles, Apparel & Luxury Goods — 0.9%
Ralph Lauren Corp., Class A	136,718	49,751,680
Trading Companies & Distributors — 0.6%
WESCO International, Inc.	97,208	35,108,613
Total Long-Term Investments — 99.3% (Cost: $3,910,254,603)		5,560,090,534
162026 BlackRock Annual Financial Statements and Additional Information

Schedule of Investments  (continued)
May 31, 2026
BlackRock Mid-Cap Growth Equity Portfolio
(Percentages shown are based on Net Assets)
Security	Shares	Value
Short-Term Securities
Money Market Funds — 2.2%
BlackRock Cash Funds: Institutional, SL Agency Shares, 3.76%(c)(d)(e)	123,232,010	$ 123,268,979
BlackRock Liquidity Funds, T-Fund, Institutional Shares, 3.51%(c)(d)	1,717,603	1,717,603
Total Short-Term Securities — 2.2% (Cost: $124,981,446)		124,986,582
Total Investments — 101.5% (Cost: $4,035,236,049)		5,685,077,116
Liabilities in Excess of Other Assets — (1.5)%		(84,263,704)
Net Assets — 100.0%		$ 5,600,813,412

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)	Affiliate of the Fund.
(d)	Annualized 7-day yield as of period end.
(e)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the year ended May 31, 2026 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 05/31/25	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 05/31/26	Shares Held at 05/31/26	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$ 351,344,459	$ —	$ (228,056,780)(a)	$ 4,463	$ (23,163)	$ 123,268,979	123,232,010	$ 503,257 (b)	$ —
BlackRock Liquidity Funds, T-Fund, Institutional Shares	186,976	1,530,627 (a)	—	—	—	1,717,603	1,717,603	715,552	—
				$ 4,463	$ (23,163)	$ 124,986,582		$ 1,218,809	$ —

(a)	Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.

For purposes of this report, industry and sector sub-classifications may differ from those utilized by the Fund for compliance purposes.
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks
Aerospace & Defense	$ 898,410,221	$ —	$ —	$ 898,410,221
Beverages	176,566,497	—	—	176,566,497
Schedules of Investments
17

Schedule of Investments  (continued)
May 31, 2026
BlackRock Mid-Cap Growth Equity Portfolio
Fair Value Hierarchy as of Period End (continued)
	Level 1	Level 2	Level 3	Total
Common Stocks (continued)
Biotechnology	$ 178,960,130	$ —	$ —	$ 178,960,130
Building Products	23,360,126	—	—	23,360,126
Capital Markets	198,635,335	27,987,738	—	226,623,073
Communications Equipment	86,971,661	—	—	86,971,661
Construction & Engineering	341,817,011	—	—	341,817,011
Consumer Finance	23,799,953	—	—	23,799,953
Consumer Staples Distribution & Retail	120,762,412	—	—	120,762,412
Electrical Equipment	295,979,320	—	—	295,979,320
Electronic Equipment, Instruments & Components	154,983,906	—	—	154,983,906
Energy Equipment & Services	79,622,587	—	—	79,622,587
Entertainment	330,865,715	—	—	330,865,715
Financial Services	167,940,633	—	—	167,940,633
Health Care Equipment & Supplies	292,119,767	—	—	292,119,767
Hotels, Restaurants & Leisure	605,047,850	—	—	605,047,850
Independent Power and Renewable Electricity Producers	4,432,011	—	—	4,432,011
IT Services	346,880,019	—	—	346,880,019
Oil, Gas & Consumable Fuels	189,308,678	—	—	189,308,678
Professional Services	66,792,624	—	—	66,792,624
Semiconductors & Semiconductor Equipment	567,453,626	—	—	567,453,626
Software	168,020,155	—	—	168,020,155
Specialty Retail	128,512,266	—	—	128,512,266
Textiles, Apparel & Luxury Goods	49,751,680	—	—	49,751,680
Trading Companies & Distributors	35,108,613	—	—	35,108,613
Short-Term Securities
Money Market Funds	124,986,582	—	—	124,986,582
	$ 5,657,089,378	$ 27,987,738	$ —	$ 5,685,077,116
See notes to financial statements.
182026 BlackRock Annual Financial Statements and Additional Information

Schedule of Investments
May 31, 2026
BlackRock Technology Opportunities Fund
(Percentages shown are based on Net Assets)

Security	Shares	Value
Common Stocks
Aerospace & Defense — 0.4%
Kratos Defense & Security Solutions, Inc.(a)	487,614	$ 31,270,686
Automobiles — 1.8%
Hyundai Motor Co.	111,947	53,560,873
Tesla, Inc.(a)	238,862	104,093,671
		157,654,544
Broadline Retail — 2.0%
Amazon.com, Inc.(a)	642,681	173,935,186
Capital Markets — 0.3%
Cboe Global Markets, Inc.	82,424	27,493,349
Chemicals — 0.8%
Resonac Holdings Corp.	575,900	67,695,650
Communications Equipment — 3.3%
Arista Networks, Inc.(a)	585,936	93,439,214
Cisco Systems, Inc.	510,521	61,476,939
Lumentum Holdings, Inc.(a)	149,379	127,713,070
		282,629,223
Diversified Consumer Services — 0.0%
Think & Learn Private Ltd. (Acquired 09/30/20, cost $3,427,642)(a)(b)(c)	2,241	—
Electrical Equipment — 2.1%
Siemens Energy AG	381,334	72,191,905
Vertiv Holdings Co., Class A	356,415	112,523,780
		184,715,685
Electronic Equipment, Instruments & Components — 6.0%
Chroma ATE, Inc.	1,031,000	82,038,620
Coherent Corp.(a)	192,103	69,439,471
Corning, Inc.	353,416	64,024,843
Delta Electronics, Inc.	744,000	57,084,351
Elite Material Co. Ltd.	684,000	110,549,818
Flex Ltd.(a)	739,331	111,476,328
Victory Giant Technology Huizhou Co. Ltd., Class H(a)	528,700	28,739,195
		523,352,626
Entertainment — 0.6%
Take-Two Interactive Software, Inc.(a)	233,376	52,313,564
Financial Services — 0.2%
PayPay Corp., ADR(a)(d)	1,104,905	21,567,746
Interactive Media & Services — 3.9%
Alphabet, Inc., Class A	887,069	337,387,823
IT Services — 1.8%
Farmer’s Business Network, Inc.(a)(b)	194,200	209,736
MongoDB, Inc., Class A(a)	97,381	32,676,195
Snowflake, Inc., Class A(a)	465,639	118,994,046
		151,879,977
Semiconductors & Semiconductor Equipment — 48.3%
Advanced Micro Devices, Inc.(a)	757,003	390,689,248
Advantest Corp.	767,300	125,450,109
ASE Technology Holding Co. Ltd.	6,257,000	119,542,175
ASML Holding NV	63,584	102,811,141
Broadcom, Inc.	1,440,131	643,407,327
Cerebras Systems, Inc., Class A(a)(d)	136,192	32,276,142
Intel Corp.(a)	2,388,176	273,876,024
Lam Research Corp.	1,188,970	378,306,475
Monolithic Power Systems, Inc.	124,921	195,652,519
NVIDIA Corp.	3,986,442	841,697,364
SK hynix, Inc.	408,124	635,452,323
Security	Shares	Value
Semiconductors & Semiconductor Equipment (continued)
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	907,343	$ 379,677,678
Teradyne, Inc.	171,771	64,295,603
		4,183,134,128
Software — 10.7%
AppLovin Corp., Class A(a)	58,142	35,646,279
Cadence Design Systems, Inc.(a)	102,002	38,243,610
Crowdstrike Holdings, Inc., Class A(a)	182,029	133,063,199
Databricks, Inc. (Acquired 07/24/20, cost $5,122,891)(a)(b)(c)	319,983	60,828,768
Datadog, Inc., Class A(a)	246,666	61,012,835
Microsoft Corp.	786,573	354,146,627
Oracle Corp.	294,897	66,581,844
Palantir Technologies, Inc., Class A(a)	287,259	44,967,524
Palo Alto Networks, Inc.(a)	457,404	128,846,133
Unqork, Inc. (Acquired 03/05/21, cost $4,093,769)(a)(b)(c)	149,520	509,863
		923,846,682
Specialty Retail — 0.0%
AceVector Ltd. (Acquired 05/07/14, cost $1,414,399)(a)(b)(c)	304,000	79,040
Technology Hardware, Storage & Peripherals — 13.5%
Apple Inc.	1,492,584	465,775,763
Samsung Electronics Co. Ltd.	2,163,943	453,981,501
Sandisk Corp.(a)	66,397	112,541,587
Western Digital Corp.	250,435	133,033,576
		1,165,332,427
Wireless Telecommunication Services — 0.8%
SoftBank Group Corp.	1,504,200	70,760,715
Total Common Stocks — 96.5% (Cost: $3,135,604,498)		8,355,049,051
Preferred Securities
Preferred Stocks — 3.9%
Aerospace & Defense — 0.1%
Anduril Industries, Inc., Series H, (Acquired 04/28/26, cost $7,671,264)(a)(b)(c)	111,254	7,671,264
Diversified Consumer Services — 0.0%
Think & Learn Private Ltd., Series F, (Acquired 09/30/20, cost $6,867,746)(a)(b)(c)	2,371	—
Interactive Media & Services — 0.3%
Bytedance Ltd., Series E-1, (Acquired 11/11/20, cost $6,192,611)(a)(b)(c)	61,936	20,701,489
Semiconductors & Semiconductor Equipment — 0.7%
PsiQuantum Corp., Series C, (Acquired 09/09/19, cost $2,698,454)(a)(b)(c)	581,814	24,232,553
SambaNova Systems, Inc.
Series C, (Acquired 02/20/20, cost $9,804,574)(a)(b)(c)	184,153	22,527,436
Series E-2, (Acquired 10/22/25, cost $3,000,000)(a)(b)(c)	138,276	15,593,385
		62,353,374
Software — 2.8%
Anthropic PBC, Series F, (Acquired 08/18/25, cost $35,749,947)(a)(b)(c)	253,604	149,372,756
Databricks, Inc.
Series F, (Acquired 10/22/19, cost $3,700,005)(a)(b)(c)	258,450	49,131,345
Schedules of Investments
19

Schedule of Investments  (continued)
May 31, 2026
BlackRock Technology Opportunities Fund
(Percentages shown are based on Net Assets)
Security	Shares	Value
Software (continued)
Databricks, Inc.
Series G, (Acquired 02/01/21, cost $12,500,003)(a)(b)(c)	211,425	$ 40,191,893
Unqork, Inc.
Series A, (Acquired 03/05/21, cost $194,941)(a)(b)(c)	7,120	26,415
Series B, (Acquired 03/05/21, cost $314,315)(a)(b)(c)	11,480	49,594
Series C, (Acquired 09/18/20, cost $8,323,340)(a)(b)(c)	304,000	1,805,760
Series Seed, (Acquired 03/05/21, cost $489,544)(a)(b)(c)	17,880	62,222
Series Seed A, (Acquired 03/05/21, cost $180,704)(a)(b)(c)	6,600	22,836
		240,662,821
Total Preferred Securities — 3.9% (Cost: $97,687,448)		331,388,948
Warrants(a)(b)
Software — 0.0%
Constellation Software, Inc., (Issued/Exercisable 08/22/23, 1 Share for 1 Warrant, Expires 03/31/40, Strike Price CAD 11.50)	22,107	—
Total Warrants — 0.0% (Cost: $0)		—
Total Long-Term Investments — 100.4% (Cost: $3,233,291,946)		8,686,437,999
Security	Shares	Value
Short-Term Securities
Money Market Funds — 0.7%
BlackRock Cash Funds: Institutional, SL Agency Shares, 3.76%(e)(f)(g)	62,865,825	$ 62,884,685
Total Short-Term Securities — 0.7% (Cost: $62,879,401)		62,884,685
Total Investments — 101.1% (Cost: $3,296,171,347)		8,749,322,684
Liabilities in Excess of Other Assets — (1.1)%		(93,604,454)
Net Assets — 100.0%		$ 8,655,718,230

(a)	Non-income producing security.
(b)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(c)
Restricted security as to resale, excluding 144A securities. The Fund held restricted securities with a current value of $392,806,619, representing 4.5% of its net assets as of period end, and an original cost of $111,746,149.

(d)	All or a portion of this security is on loan.
(e)	Affiliate of the Fund.
(f)	Annualized 7-day yield as of period end.
(g)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the year ended May 31, 2026 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 05/31/25	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 05/31/26	Shares Held at 05/31/26	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$ 8,833,200	$ 54,060,957 (a)	$ —	$ (14,756)	$ 5,284	$ 62,884,685	62,865,825	$ 1,250,063 (b)	$ —
BlackRock Liquidity Funds, T-Fund, Institutional Shares(c)	153,923,002	—	(153,923,002)(a)	—	—	—	—	1,015,036	—
				$ (14,756)	$ 5,284	$ 62,884,685		$ 2,265,099	$ —

(a)	Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.

(c)	As of period end, the entity is no longer held.
For purposes of this report, industry and sector sub-classifications may differ from those utilized by the Fund for compliance purposes.
202026 BlackRock Annual Financial Statements and Additional Information

Schedule of Investments  (continued)
May 31, 2026
BlackRock Technology Opportunities Fund
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks
Aerospace & Defense	$ 31,270,686	$ —	$ —	$ 31,270,686
Automobiles	104,093,671	53,560,873	—	157,654,544
Broadline Retail	173,935,186	—	—	173,935,186
Capital Markets	27,493,349	—	—	27,493,349
Chemicals	—	67,695,650	—	67,695,650
Communications Equipment	282,629,223	—	—	282,629,223
Diversified Consumer Services	—	—	—	—
Electrical Equipment	112,523,780	72,191,905	—	184,715,685
Electronic Equipment, Instruments & Components	273,679,837	249,672,789	—	523,352,626
Entertainment	52,313,564	—	—	52,313,564
Financial Services	21,567,746	—	—	21,567,746
Interactive Media & Services	337,387,823	—	—	337,387,823
IT Services	151,670,241	—	209,736	151,879,977
Semiconductors & Semiconductor Equipment	3,199,878,380	983,255,748	—	4,183,134,128
Software	862,508,051	—	61,338,631	923,846,682
Specialty Retail	—	—	79,040	79,040
Technology Hardware, Storage & Peripherals	711,350,926	453,981,501	—	1,165,332,427
Wireless Telecommunication Services	—	70,760,715	—	70,760,715
Preferred Securities	—	—	331,388,948	331,388,948
Warrants	—	—	—	—
Short-Term Securities
Money Market Funds	62,884,685	—	—	62,884,685
	$ 6,405,187,148	$ 1,951,119,181	$ 393,016,355	$ 8,749,322,684
A reconciliation of Level 3 financial instruments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the year in relation to net assets. The following table is a reconciliation of Level 3 investments for which significant unobservable inputs were used in determining fair value:
	Common Stocks	Preferred Stocks	Warrants	Total
Assets
Opening Balance, as of May 31, 2025	$44,662,809	$100,074,838	$— (c)	$144,737,647
Transfers into Level 3	—	—	—	—
Transfers out of Level 3	—	—	—	—
Accrued discounts/premiums	—	—	—	—
Net realized gain (loss)	—	7,719,437	—	7,719,437
Net change in unrealized appreciation (depreciation)(a)(b)	27,981,770	189,448,671	—	217,430,441
Purchases	—	46,421,211	—	46,421,211
Sales	(11,017,172)	(12,275,209)	—	(23,292,381)
Closing Balance, as of May 31, 2026	$61,627,407	$331,388,948	$— (c)	$393,016,355
Net change in unrealized appreciation (depreciation) on investments still held at May 31, 2026(b)	$27,981,770	$189,448,671	$—	$217,430,441

(a)
Included in the related net change in unrealized appreciation (depreciation) in the Statements of Operations.
(b)
Any difference between net change in unrealized appreciation (depreciation) and net change in unrealized appreciation (depreciation) on investments still held at May 31, 2026, is generally due to investments no longer held or categorized as Level 3 at period end.
(c)
Rounds to less than $1.
Schedules of Investments
21

Schedule of Investments  (continued)
May 31, 2026
BlackRock Technology Opportunities Fund
The following table summarizes the valuation approaches used and unobservable inputs utilized by the Valuation Committee to determine the value of certain of the Fund’s Level 3 financial instruments as of period end.
	Value	Valuation Approach	Unobservable Inputs	Range of Unobservable Inputs Utilized(a)	Weighted Average of Unobservable Inputs Based on Fair Value
Assets
Common Stocks	$61,627,407	Market	Revenue Multiple Volatility Time to Exit	1.10x - 23.75x 70% 3.0 years	23.48x — —
Preferred Stocks(b)	331,388,948	Market	Revenue Multiple Volatility Time to Exit Market Adjustment Multiple	1.80x - 45.17x 70% 3.0 - 4.0 years 1.20x	31.27x — 3.9 years —
	$393,016,355

(a)
A significant change in unobservable input could result in a correlated or inverse change in value.
(a)
The fund valued certain of its Level 3 Preferred Stock using recent transactions as the best approximation of fair value. The value of Level 3 investments obtained using recent prior transaction prices, for which inputs are unobservable, is $177,745,508 as of May 31, 2026.
See notes to financial statements.
222026 BlackRock Annual Financial Statements and Additional Information

Statements of Assets and Liabilities
May 31, 2026

	BlackRock Capital Appreciation Fund, Inc.	BlackRock Energy Opportunities Fund	BlackRock Health Sciences Opportunities Portfolio
ASSETS
Investments, at value — unaffiliated(a)(b)	$ 4,006,693,128	$ 344,411,634	$ 5,875,584,051
Investments, at value — affiliated(c)	34,372,468	4,567,253	50,443,740
Cash	241,670	40,323	—
Foreign currency, at value(d)	—	215,357	75,576
Receivables:
Investments sold	—	—	48,262,085
Securities lending income — affiliated	—	—	38,550
Capital shares sold	814,578	1,097,877	2,298,665
Dividends — unaffiliated	1,373,045	1,457,866	9,437,627
Dividends — affiliated	104,597	11,971	86,526
From the Manager	80,125	12,873	—
Prepaid expenses	54,569	44,936	88,431
Total assets	4,043,734,180	351,860,090	5,986,315,251
LIABILITIES
Bank overdraft	—	—	45,968
Collateral on securities loaned	—	122	41,028,648
Payables:
Investments purchased	—	245	31,180,702
Administration fees	—	13,656	275,644
Capital shares redeemed	2,455,175	1,258,853	8,297,780
Investment advisory fees	1,967,093	230,919	3,361,489
Directors’ and Officer’s fees	2,053	—	6,504
Other accrued expenses	104,360	48,345	223,811
Other affiliate fees	45,180	13,916	62,795
Professional fees	69,685	38,571	62,670
Service and distribution fees	531,276	63,545	659,657
Transfer agent fees	438,538	119,643	1,256,285
Total liabilities	5,613,360	1,787,815	86,461,953
Commitments and contingent liabilities
NET ASSETS	$ 4,038,120,820	$ 350,072,275	$ 5,899,853,298
NET ASSETS CONSIST OF:
Paid-in capital	$ 1,296,773,539	$ 466,774,368	$ 2,996,440,167
Accumulated earnings (loss)	2,741,347,281	(116,702,093)	2,903,413,131
NET ASSETS	$ 4,038,120,820	$ 350,072,275	$ 5,899,853,298
(a) Investments, at cost — unaffiliated	$ 1,960,664,795	$ 195,072,878	$ 3,508,154,404
(b) Securities loaned, at value	$ —	$ —	$ 38,587,482
(c) Investments, at cost — affiliated	$ 34,372,468	$ 4,567,253	$ 50,439,855
(d) Foreign currency, at cost	$ —	$ 214,761	$ 75,201

Statements of Assets and Liabilities
23

Statements of Assets and Liabilities (continued)
May 31, 2026
	BlackRock Capital Appreciation Fund, Inc.	BlackRock Energy Opportunities Fund	BlackRock Health Sciences Opportunities Portfolio
NET ASSET VALUE
Institutional
Net assets	$ 947,139,751	$ 115,530,987	$ 2,911,924,666
Shares outstanding	19,731,997	6,393,713	42,416,144
Net asset value	$ 48.00	$ 18.07	$ 68.65
Shares authorized	300 million	Unlimited	Unlimited
Par value	$ 0.10	$ 0.001	$ 0.001
Service
Net assets	$ N/A	$ N/A	$ 22,297,828
Shares outstanding	N/A	N/A	351,457
Net asset value	$ N/A	$ N/A	$ 63.44
Shares authorized	N/A	N/A	Unlimited
Par value	$ N/A	$ N/A	$ 0.001
Investor A
Net assets	$ 2,384,361,218	$ 217,091,897	$ 2,171,474,436
Shares outstanding	59,885,018	12,416,156	34,440,907
Net asset value	$ 39.82	$ 17.48	$ 63.05
Shares authorized	300 million	Unlimited	Unlimited
Par value	$ 0.10	$ 0.001	$ 0.001
Investor C
Net assets	$ 39,187,645	$ 17,449,391	$ 135,294,440
Shares outstanding	2,661,539	1,040,156	2,784,497
Net asset value	$ 14.72	$ 16.78	$ 48.59
Shares authorized	300 million	Unlimited	Unlimited
Par value	$ 0.10	$ 0.001	$ 0.001
Class K
Net assets	$ 640,763,873	$ N/A	$ 455,349,775
Shares outstanding	13,123,712	N/A	6,614,693
Net asset value	$ 48.82	$ N/A	$ 68.84
Shares authorized	300 million	N/A	Unlimited
Par value	$ 0.10	$ N/A	$ 0.001
Class R
Net assets	$ 26,668,333	$ N/A	$ 203,512,153
Shares outstanding	1,126,647	N/A	3,373,527
Net asset value	$ 23.67	$ N/A	$ 60.33
Shares authorized	500 million	N/A	Unlimited
Par value	$ 0.10	$ N/A	$ 0.001
See notes to financial statements.
242026 BlackRock Annual Financial Statements and Additional Information

Statements of Assets and Liabilities (continued)
May 31, 2026

	BlackRock High Equity Income Fund	BlackRock Mid-Cap Growth Equity Portfolio	BlackRock Technology Opportunities Fund
ASSETS
Investments, at value — unaffiliated(a)(b)	$ 2,145,006,972	$ 5,560,090,534	$ 8,686,437,999
Investments, at value — affiliated(c)	70,099,679	124,986,582	62,884,685
Cash	10,189	—	—
Foreign currency, at value(d)	9,501	—	6,640,340
Receivables:
Investments sold	—	53,674,783	—
Securities lending income — affiliated	157	24,112	52,431
Capital shares sold	2,865,195	2,235,431	9,398,538
Dividends — unaffiliated	1,635,576	1,596,526	1,374,033
Dividends — affiliated	170,562	65,517	49,974
Interest — unaffiliated	6,473,284	—	—
From the Manager	71,815	132,435	5,834
Prepaid expenses	81,690	126,852	137,804
Total assets	2,226,424,620	5,742,932,772	8,766,981,638
LIABILITIES
Bank overdraft	—	—	17,355,474
Collateral on securities loaned	233,711	123,082,099	62,894,357
Payables:
Investments purchased	112,150,770	—	10,895,568
Administration fees	69,298	195,905	345,743
Capital shares redeemed	7,693,267	13,890,353	11,455,931
Foreign taxes	—	—	99,128
Income dividend distributions	349,485	—	—
Investment advisory fees	1,260,581	3,035,039	5,142,976
Directors’ and Officer’s fees	683	10,448	3,309
Other accrued expenses	224,506	189,855	381,472
Other affiliate fees	7,995	46,381	53,288
Professional fees	54,299	53,211	64,989
Service and distribution fees	125,292	375,729	981,523
Transfer agent fees	390,182	1,240,340	1,589,650
Total liabilities	122,560,069	142,119,360	111,263,408
Commitments and contingent liabilities
NET ASSETS	$ 2,103,864,551	$ 5,600,813,412	$ 8,655,718,230
NET ASSETS CONSIST OF:
Paid-in capital	$ 1,915,238,524	$ 3,456,322,886	$ 2,706,164,898
Accumulated earnings	188,626,027	2,144,490,526	5,949,553,332
NET ASSETS	$ 2,103,864,551	$ 5,600,813,412	$ 8,655,718,230
(a) Investments, at cost — unaffiliated	$ 1,863,058,492	$ 3,910,254,603	$ 3,233,291,946
(b) Securities loaned, at value	$ 219,323	$ 122,111,856	$ 44,310,032
(c) Investments, at cost — affiliated	$ 70,099,656	$ 124,981,446	$ 62,879,401
(d) Foreign currency, at cost	$ 9,501	$ —	$ 6,641,568

Statements of Assets and Liabilities
25

Statements of Assets and Liabilities (continued)
May 31, 2026
	BlackRock High Equity Income Fund	BlackRock Mid-Cap Growth Equity Portfolio	BlackRock Technology Opportunities Fund
NET ASSET VALUE
Institutional
Net assets	$ 1,582,295,021	$ 2,415,301,571	$ 4,287,702,627
Shares outstanding	50,684,109	61,172,325	39,706,543
Net asset value	$ 31.22	$ 39.48	$ 107.98
Shares authorized	Unlimited	Unlimited	Unlimited
Par value	$ 0.001	$ 0.001	$ 0.001
Service
Net assets	$ N/A	$ 18,911,894	$ 67,611,870
Shares outstanding	N/A	554,586	685,361
Net asset value	$ N/A	$ 34.10	$ 98.65
Shares authorized	N/A	Unlimited	Unlimited
Par value	$ N/A	$ 0.001	$ 0.001
Investor A
Net assets	$ 325,227,244	$ 1,311,678,627	$ 3,247,176,113
Shares outstanding	12,452,891	40,890,186	33,893,916
Net asset value	$ 26.12	$ 32.08	$ 95.80
Shares authorized	Unlimited	Unlimited	Unlimited
Par value	$ 0.001	$ 0.001	$ 0.001
Investor C
Net assets	$ 68,185,019	$ 95,696,165	$ 373,834,840
Shares outstanding	4,206,625	4,504,789	5,245,363
Net asset value	$ 16.21	$ 21.24	$ 71.27
Shares authorized	Unlimited	Unlimited	Unlimited
Par value	$ 0.001	$ 0.001	$ 0.001
Class K
Net assets	$ 128,157,267	$ 1,707,102,807	$ 602,102,473
Shares outstanding	4,107,515	42,871,604	5,550,764
Net asset value	$ 31.20	$ 39.82	$ 108.47
Shares authorized	Unlimited	Unlimited	Unlimited
Par value	$ 0.001	$ 0.001	$ 0.001
Class R
Net assets	$ N/A	$ 52,122,348	$ 77,290,307
Shares outstanding	N/A	1,692,625	810,704
Net asset value	$ N/A	$ 30.79	$ 95.34
Shares authorized	N/A	Unlimited	Unlimited
Par value	$ N/A	$ 0.001	$ 0.001
See notes to financial statements.
262026 BlackRock Annual Financial Statements and Additional Information

Statements of Operations
Year Ended May 31, 2026

	BlackRock Capital Appreciation Fund, Inc.	BlackRock Energy Opportunities Fund	BlackRock Health Sciences Opportunities Portfolio
INVESTMENT INCOME
Dividends — unaffiliated	$ 13,966,034 (a)	$ 10,199,881	$ 82,128,823
Dividends — affiliated	454,489	136,923	1,961,558
Securities lending income — affiliated — net	18,102	769	603,636
Foreign taxes withheld	(138,468)	(297,396)	(569,773)
Foreign withholding tax claims	64,937	155,535	244,869
Total investment income	14,365,094	10,195,712	84,369,113
EXPENSES
Investment advisory	23,023,906	2,249,008	42,581,719
Service and distribution — class specific	6,038,319	616,832	8,457,824
Transfer agent — class specific	2,737,878	526,490	6,469,654
Professional	247,520	130,635	143,144
Accounting services	237,945	52,474	375,464
Registration	123,660	59,939	153,192
Custodian	46,355	17,255	69,366
Directors and Officer	34,710	9,707	54,906
Printing and postage	34,419	41,040	62,089
Administration	—	127,444	2,229,086
Administration — class specific	—	59,988	1,257,317
Miscellaneous	47,858	11,672	171,399
Total expenses excluding interest expense	32,572,570	3,902,484	62,025,160
Interest expense	26,060	408	6,299
Total expenses	32,598,630	3,902,892	62,031,459
Less:
Administration fees waived by the Manager — class specific	—	(52,131)	—
Fees waived and/or reimbursed by the Manager	(640,464)	(3,144)	(38,166)
Transfer agent fees waived and/or reimbursed by the Manager — class specific	(1,173,115)	(176,465)	—
Total expenses after fees waived and/or reimbursed	30,785,051	3,671,152	61,993,293
Net investment income (loss)	(16,419,957)	6,524,560	22,375,820
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — unaffiliated	1,061,780,256	9,916,645	912,426,468
Investments — affiliated	13,664	(130)	(4,261)
Foreign currency transactions	48,355	36,023	55,906
	1,061,842,275	9,952,538	912,478,113
Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated	(85,881,286)	83,932,052	51,781,938
Investments — affiliated	—	—	1,334
Foreign currency translations	(1,789)	1,738	(43,292)
	(85,883,075)	83,933,790	51,739,980
Net realized and unrealized gain	975,959,200	93,886,328	964,218,093
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$ 959,539,243	$ 100,410,888	$ 986,593,913

(a)	Includes $3,538,530 related to a special distribution from TransDigm Group, Inc.
See notes to financial statements.
Statements of Operations
27

Statements of Operations  (continued)
Year Ended May 31, 2026

	BlackRock High Equity Income Fund	BlackRock Mid-Cap Growth Equity Portfolio	BlackRock Technology Opportunities Fund
INVESTMENT INCOME
Dividends — unaffiliated	$ 26,768,300	$ 13,791,811	$ 24,759,311
Dividends — affiliated	2,626,552	715,552	1,015,036
Interest — unaffiliated	146,798,596	—	—
Securities lending income — affiliated — net	12,388	503,257	1,250,063
Other income	11,275	—	—
Foreign taxes withheld	(350,929)	(42,026)	(1,144,075)
Foreign withholding tax claims	396,232	—	—
Total investment income	176,262,414	14,968,594	25,880,335
EXPENSES
Investment advisory	15,421,436	44,103,019	51,387,897
Transfer agent — class specific	1,963,501	6,817,025	7,027,253
Service and distribution — class specific	1,411,945	5,047,745	9,701,845
Administration	773,186	2,414,710	2,407,016
Administration — class specific	392,675	1,371,881	1,366,415
Professional	164,323	164,448	170,904
Accounting services	142,361	405,806	405,332
Custodian	122,444	112,079	166,877
Registration	117,304	178,612	184,900
Printing and postage	43,360	77,989	70,638
Trustees and Officer	21,939	56,293	56,648
Miscellaneous	116,587	117,237	92,989
Total expenses excluding interest expense	20,691,061	60,866,844	73,038,714
Interest expense	60,784	219,954	105,412
Total expenses	20,751,845	61,086,798	73,144,126
Less:
Administration fees waived by the Manager — class specific	(392,652)	(921,052)	(886,984)
Fees waived and/or reimbursed by the Manager	(1,195,678)	(14,034)	(19,246)
Transfer agent fees waived and/or reimbursed by the Manager — class specific	(1,048,163)	(1,717,039)	(107,331)
Total expenses after fees waived and/or reimbursed	18,115,352	58,434,673	72,130,565
Net investment income (loss)	158,147,062	(43,466,079)	(46,250,230)
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — unaffiliated	98,443,443	1,912,519,452	1,018,766,939
Investments — affiliated	(1,761)	4,463	(14,756)
Foreign currency transactions	261,626	125,175	49,108
	98,703,308	1,912,649,090	1,018,801,291
Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated	122,448,803	(1,212,691,716)	2,642,315,201
Investments — affiliated	23	(23,163)	5,284
Foreign currency translations	(4,488)	16,526	(49,274)
	122,444,338	(1,212,698,353)	2,642,271,211
Net realized and unrealized gain	221,147,646	699,950,737	3,661,072,502
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$ 379,294,708	$ 656,484,658	$ 3,614,822,272
See notes to financial statements.
282026 BlackRock Annual Financial Statements and Additional Information

Statements of Changes in Net Assets

	BlackRock Capital Appreciation Fund, Inc.		BlackRock Energy Opportunities Fund
	Year Ended 05/31/26	Year Ended 05/31/25	Year Ended 05/31/26	Year Ended 05/31/25
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income (loss)	$ (16,419,957)	$ (15,204,941)	$ 6,524,560	$ 6,935,562
Net realized gain	1,061,842,275	443,890,364	9,952,538	25,279,796
Net change in unrealized appreciation (depreciation)	(85,883,075)	69,779,680	83,933,790	(58,215,317)
Net increase (decrease) in net assets resulting from operations	959,539,243	498,465,103	100,410,888	(25,999,959)
DISTRIBUTIONS TO SHAREHOLDERS(a)
Institutional	(128,600,160)	(88,121,130)	(2,664,474)	(2,737,473)
Investor A	(391,051,029)	(271,930,786)	(4,005,668)	(4,137,028)
Investor C	(15,314,076)	(9,645,989)	(277,348)	(292,886)
Class K	(87,963,261)	(57,998,828)	—	—
Class R	(6,893,482)	(4,429,049)	—	—
Decrease in net assets resulting from distributions to shareholders	(629,822,008)	(432,125,782)	(6,947,490)	(7,167,387)
CAPITAL SHARE TRANSACTIONS
Net increase (decrease) in net assets derived from capital share transactions	115,724,877	41,389,125	(8,069,463)	(45,440,730)
NET ASSETS
Total increase (decrease) in net assets	445,442,112	107,728,446	85,393,935	(78,608,076)
Beginning of year	3,592,678,708	3,484,950,262	264,678,340	343,286,416
End of year	$ 4,038,120,820	$ 3,592,678,708	$ 350,072,275	$ 264,678,340

(a)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
See notes to financial statements.
Statements of Changes in Net Assets
29

Statements of Changes in Net Assets (continued)

	BlackRock Health Sciences Opportunities Portfolio		BlackRock High Equity Income Fund
	Year Ended 05/31/26	Year Ended 05/31/25	Year Ended 05/31/26	Year Ended 05/31/25
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income	$ 22,375,820	$ 21,004,149	$ 158,147,062	$ 154,155,909
Net realized gain (loss)	912,478,113	746,952,152	98,703,308	(49,444,267)
Net change in unrealized appreciation (depreciation)	51,739,980	(1,158,936,090)	122,444,338	(42,763,900)
Net increase (decrease) in net assets resulting from operations	986,593,913	(390,979,789)	379,294,708	61,947,742
DISTRIBUTIONS TO SHAREHOLDERS(a)
Institutional	(324,491,165)	(326,473,190)	(117,370,708)	(109,099,595)
Service	(2,563,997)	(2,429,838)	—	—
Investor A	(249,709,283)	(229,221,310)	(24,176,408)	(23,182,826)
Investor C	(23,399,981)	(27,918,920)	(4,587,542)	(4,360,427)
Class K	(46,958,348)	(39,451,171)	(12,166,096)	(17,164,484)
Class R	(23,781,356)	(20,274,657)	—	—
Decrease in net assets resulting from distributions to shareholders	(670,904,130)	(645,769,086)	(158,300,754)	(153,807,332)
CAPITAL SHARE TRANSACTIONS
Net increase (decrease) in net assets derived from capital share transactions	(862,262,198)	(830,958,717)	87,699,917	(145,700,990)
NET ASSETS
Total increase (decrease) in net assets	(546,572,415)	(1,867,707,592)	308,693,871	(237,560,580)
Beginning of year	6,446,425,713	8,314,133,305	1,795,170,680	2,032,731,260
End of year	$ 5,899,853,298	$ 6,446,425,713	$ 2,103,864,551	$ 1,795,170,680

(a)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
See notes to financial statements.
302026 BlackRock Annual Financial Statements and Additional Information

Statements of Changes in Net Assets (continued)

	BlackRock Mid-Cap Growth Equity Portfolio		BlackRock Technology Opportunities Fund
	Year Ended 05/31/26	Year Ended 05/31/25	Year Ended 05/31/26	Year Ended 05/31/25
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment loss	$ (43,466,079)	$ (54,905,916)	$ (46,250,230)	$ (35,070,317)
Net realized gain	1,912,649,090	1,464,042,948	1,018,801,291	1,049,988,989
Net change in unrealized appreciation (depreciation)	(1,212,698,353)	(444,199,583)	2,642,271,211	(174,279,967)
Net increase in net assets resulting from operations	656,484,658	964,937,449	3,614,822,272	840,638,705
DISTRIBUTIONS TO SHAREHOLDERS(a)
Institutional	(558,197,537)	—	(393,597,437)	(119,062,757)
Service	(4,987,110)	—	(6,895,618)	(2,282,496)
Investor A	(297,187,472)	—	(305,248,650)	(91,250,925)
Investor C	(37,927,587)	—	(50,627,038)	(16,449,865)
Class K	(406,700,895)	—	(58,970,721)	(13,171,916)
Class R	(12,350,281)	—	(7,105,854)	(2,124,025)
Decrease in net assets resulting from distributions to shareholders	(1,317,350,882)	—	(822,445,318)	(244,341,984)
CAPITAL SHARE TRANSACTIONS
Net increase (decrease) in net assets derived from capital share transactions	(2,388,124,500)	(3,982,272,835)	(193,509,289)	124,995,870
NET ASSETS
Total increase (decrease) in net assets	(3,048,990,724)	(3,017,335,386)	2,598,867,665	721,292,591
Beginning of year	8,649,804,136	11,667,139,522	6,056,850,565	5,335,557,974
End of year	$ 5,600,813,412	$ 8,649,804,136	$ 8,655,718,230	$ 6,056,850,565

(a)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
See notes to financial statements.
Statements of Changes in Net Assets
31

Financial Highlights
(For a share outstanding throughout each period)

BlackRock Capital Appreciation Fund, Inc.
Institutional
	Year Ended 05/31/26	Year Ended 05/31/25	Year Ended 05/31/24	Year Ended 05/31/23	Year Ended 05/31/22
Net asset value, beginning of year	$ 43.25	$ 41.93	$ 31.69	$ 31.98	$ 43.32
Net investment income (loss)(a)	(0.13)(b)	(0.11)(c)	(0.06)	0.00 (d)	(0.09)
Net realized and unrealized gain (loss)	11.67	6.18	11.51	1.82	(6.14)
Net increase (decrease) from investment operations	11.54	6.07	11.45	1.82	(6.23)
Distributions from net realized gain(e)	(6.79)	(4.75)	(1.21)	(2.11)	(5.11)
Net asset value, end of year	$ 48.00	$ 43.25	$ 41.93	$ 31.69	$ 31.98
Total Return(f)
Based on net asset value	29.17%	15.03%	37.03%	6.81%	(17.30)%
Ratios to Average Net Assets(g)
Total expenses	0.72%	0.73%	0.75%	0.73%	0.70%
Total expenses after fees waived and/or reimbursed	0.67%	0.70%	0.74%	0.73%	0.70%
Net investment income (loss)	(0.29)%	(0.27)%	(0.17)%	0.01%	(0.21)%
Supplemental Data
Net assets, end of year (000)	$ 947,140	$ 838,015	$ 784,361	$ 678,965	$ 943,275
Portfolio turnover rate	99%	29%	21%	43%	55%

(a)	Based on average shares outstanding.
(b)	Includes a one-time special distribution from TransDigm Group, Inc. Excluding such special distribution, the net investment income would have been $(0.17) per share and (0.38)% of average net assets.
(c)	Includes a one-time special distribution from TransDigm Group, Inc. Excluding such special distribution, the net investment income would have been $(0.16) per share and (0.38)% of average net assets.
(d)	Amount is less than $0.005 per share.
(e)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(f)	Where applicable, assumes the reinvestment of distributions.
(g)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
See notes to financial statements.
322026 BlackRock Annual Financial Statements and Additional Information

Financial Highlights  (continued)
(For a share outstanding throughout each period)

BlackRock Capital Appreciation Fund, Inc. (continued)
Investor A
	Year Ended 05/31/26	Year Ended 05/31/25	Year Ended 05/31/24	Year Ended 05/31/23	Year Ended 05/31/22
Net asset value, beginning of year	$ 37.00	$ 36.54	$ 27.77	$ 28.38	$ 39.00
Net investment loss(a)	(0.20)(b)	(0.19)(c)	(0.13)	(0.07)	(0.18)
Net realized and unrealized gain (loss)	9.81	5.36	10.04	1.57	(5.39)
Net increase (decrease) from investment operations	9.61	5.17	9.91	1.50	(5.57)
Distributions from net realized gain(d)	(6.79)	(4.71)	(1.14)	(2.11)	(5.05)
Net asset value, end of year	$ 39.82	$ 37.00	$ 36.54	$ 27.77	$ 28.38
Total Return(e)
Based on net asset value	28.85%	14.76%	36.66%	6.53%	(17.51)%
Ratios to Average Net Assets(f)
Total expenses	0.97%	0.97%	1.00%	1.00%	0.97%
Total expenses after fees waived and/or reimbursed	0.92%	0.95%	0.99%	1.00%	0.97%
Net investment loss	(0.54)%	(0.52)%	(0.42)%	(0.27)%	(0.48)%
Supplemental Data
Net assets, end of year (000)	$ 2,384,361	$ 2,132,549	$ 2,117,888	$ 1,723,973	$ 1,871,340
Portfolio turnover rate	99%	29%	21%	43%	55%

(a)	Based on average shares outstanding.
(b)	Includes a one-time special distribution from TransDigm Group, Inc. Excluding such special distribution, the net investment income would have been $(0.23) per share and (0.63)% of average net assets.
(c)	Includes a one-time special distribution from TransDigm Group, Inc. Excluding such special distribution, the net investment income would have been $(0.23) per share and (0.62)% of average net assets.
(d)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(e)	Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions.
(f)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
See notes to financial statements.
Financial Highlights
33

Financial Highlights  (continued)
(For a share outstanding throughout each period)

BlackRock Capital Appreciation Fund, Inc. (continued)
Investor C
	Year Ended 05/31/26	Year Ended 05/31/25	Year Ended 05/31/24	Year Ended 05/31/23	Year Ended 05/31/22
Net asset value, beginning of year	$ 17.63	$ 19.74	$ 15.52	$ 17.01	$ 25.27
Net investment loss(a)	(0.19)(b)	(0.24)(c)	(0.22)	(0.16)	(0.29)
Net realized and unrealized gain (loss)	4.07	2.80	5.50	0.78	(3.05)
Net increase (decrease) from investment operations	3.88	2.56	5.28	0.62	(3.34)
Distributions from net realized gain(d)	(6.79)	(4.67)	(1.06)	(2.11)	(4.92)
Net asset value, end of year	$ 14.72	$ 17.63	$ 19.74	$ 15.52	$ 17.01
Total Return(e)
Based on net asset value	27.88%	13.94%	35.61%	5.62%	(18.18)%
Ratios to Average Net Assets(f)
Total expenses	1.81%	1.80%	1.84%	1.84%	1.76%
Total expenses after fees waived and/or reimbursed	1.67%	1.74%	1.83%	1.84%	1.76%
Net investment loss	(1.28)%	(1.31)%	(1.26)%	(1.11)%	(1.28)%
Supplemental Data
Net assets, end of year (000)	$ 39,188	$ 38,410	$ 40,228	$ 39,581	$ 48,332
Portfolio turnover rate	99%	29%	21%	43%	55%

(a)	Based on average shares outstanding.
(b)	Includes a one-time special distribution from TransDigm Group, Inc. Excluding such special distribution, the net investment income would have been $(0.20) per share and (1.38)% of average net assets.
(c)	Includes a one-time special distribution from TransDigm Group, Inc. Excluding such special distribution, the net investment income would have been $(0.25) per share and (1.41)% of average net assets.
(d)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(e)	Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions.
(f)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
See notes to financial statements.
342026 BlackRock Annual Financial Statements and Additional Information

Financial Highlights  (continued)
(For a share outstanding throughout each period)

BlackRock Capital Appreciation Fund, Inc. (continued)
Class K
	Year Ended 05/31/26	Year Ended 05/31/25	Year Ended 05/31/24	Year Ended 05/31/23	Year Ended 05/31/22
Net asset value, beginning of year	$ 43.87	$ 42.46	$ 32.08	$ 32.32	$ 43.71
Net investment income (loss)(a)	(0.11)(b)	(0.09)(c)	(0.03)	0.02	(0.06)
Net realized and unrealized gain (loss)	11.85	6.26	11.65	1.85	(6.20)
Net increase (decrease) from investment operations	11.74	6.17	11.62	1.87	(6.26)
Distributions from net realized gain(d)	(6.79)	(4.76)	(1.24)	(2.11)	(5.13)
Net asset value, end of year	$ 48.82	$ 43.87	$ 42.46	$ 32.08	$ 32.32
Total Return(e)
Based on net asset value	29.22%	15.10%	37.14%	6.90%	(17.22)%
Ratios to Average Net Assets(f)
Total expenses	0.64%	0.65%	0.65%	0.65%	0.64%
Total expenses after fees waived and/or reimbursed	0.62%	0.63%	0.65%	0.65%	0.63%
Net investment income (loss)	(0.24)%	(0.21)%	(0.08)%	0.08%	(0.15)%
Supplemental Data
Net assets, end of year (000)	$ 640,764	$ 560,119	$ 517,123	$ 645,860	$ 646,115
Portfolio turnover rate	99%	29%	21%	43%	55%

(a)	Based on average shares outstanding.
(b)	Includes a one-time special distribution from TransDigm Group, Inc. Excluding such special distribution, the net investment income would have been $(0.15) per share and (0.33)% of average net assets.
(c)	Includes a one-time special distribution from TransDigm Group, Inc. Excluding such special distribution, the net investment income would have been $(0.13) per share and (0.31)% of average net assets.
(d)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(e)	Where applicable, assumes the reinvestment of distributions.
(f)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
See notes to financial statements.
Financial Highlights
35

Financial Highlights  (continued)
(For a share outstanding throughout each period)

BlackRock Capital Appreciation Fund, Inc. (continued)
Class R
	Year Ended 05/31/26	Year Ended 05/31/25	Year Ended 05/31/24	Year Ended 05/31/23	Year Ended 05/31/22
Net asset value, beginning of year	$ 24.52	$ 25.70	$ 19.86	$ 21.02	$ 30.12
Net investment loss(a)	(0.18)(b)	(0.21)(c)	(0.17)	(0.11)	(0.23)
Net realized and unrealized gain (loss)	6.12	3.71	7.10	1.06	(3.88)
Net increase (decrease) from investment operations	5.94	3.50	6.93	0.95	(4.11)
Distributions from net realized gain(d)	(6.79)	(4.68)	(1.09)	(2.11)	(4.99)
Net asset value, end of year	$ 23.67	$ 24.52	$ 25.70	$ 19.86	$ 21.02
Total Return(e)
Based on net asset value	28.53%	14.46%	36.14%	6.17%	(17.82)%
Ratios to Average Net Assets(f)
Total expenses	1.33%	1.33%	1.36%	1.37%	1.33%
Total expenses after fees waived and/or reimbursed	1.17%	1.26%	1.35%	1.36%	1.33%
Net investment loss	(0.78)%	(0.84)%	(0.78)%	(0.63)%	(0.85)%
Supplemental Data
Net assets, end of year (000)	$ 26,668	$ 23,586	$ 25,350	$ 23,731	$ 24,371
Portfolio turnover rate	99%	29%	21%	43%	55%

(a)	Based on average shares outstanding.
(b)	Includes a one-time special distribution from TransDigm Group, Inc. Excluding such special distribution, the net investment income would have been $(0.20) per share and (0.88)% of average net assets.
(c)	Includes a one-time special distribution from TransDigm Group, Inc. Excluding such special distribution, the net investment income would have been $(0.23) per share and (0.95)% of average net assets.
(d)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(e)	Where applicable, assumes the reinvestment of distributions.
(f)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
See notes to financial statements.
362026 BlackRock Annual Financial Statements and Additional Information

Financial Highlights
(For a share outstanding throughout each period)

BlackRock Energy Opportunities Fund
Institutional
	Year Ended 05/31/26	Year Ended 05/31/25	Year Ended 05/31/24	Year Ended 05/31/23	Year Ended 05/31/22
Net asset value, beginning of year	$ 13.16	$ 14.60	$ 11.94	$ 13.73	$ 8.55
Net investment income(a)	0.39	0.35	0.35	0.42	0.32
Net realized and unrealized gain (loss)	4.92	(1.44)	2.75	(1.88)	5.11
Net increase (decrease) from investment operations	5.31	(1.09)	3.10	(1.46)	5.43
Distributions from net investment income(b)	(0.40)	(0.35)	(0.44)	(0.33)	(0.25)
Net asset value, end of year	$ 18.07	$ 13.16	$ 14.60	$ 11.94	$ 13.73
Total Return(c)
Based on net asset value	41.23%	(7.60)%	26.56%	(10.59)%	65.17%
Ratios to Average Net Assets(d)
Total expenses	1.07%	1.04%	1.07%	1.03%	1.11%
Total expenses after fees waived and/or reimbursed	0.92%	0.92%	0.91%	0.91%	0.91%
Total expenses after fees waived and/or reimbursed and excluding professional fees for foreign withholding tax claims	0.91%	0.91%	0.91%	0.91%	0.91%
Net investment income	2.49%	2.54%	2.59%	3.28%	3.05%
Supplemental Data
Net assets, end of year (000)	$ 115,531	$ 89,899	$ 116,190	$ 153,530	$ 128,580
Portfolio turnover rate	38%	66%	35%	77%	75%

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Where applicable, assumes the reinvestment of distributions.
(d)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
See notes to financial statements.
Financial Highlights
37

Financial Highlights  (continued)
(For a share outstanding throughout each period)

BlackRock Energy Opportunities Fund (continued)
Investor A
	Year Ended 05/31/26	Year Ended 05/31/25	Year Ended 05/31/24	Year Ended 05/31/23	Year Ended 05/31/22
Net asset value, beginning of year	$ 12.74	$ 14.15	$ 11.58	$ 13.33	$ 8.31
Net investment income(a)	0.31	0.29	0.29	0.37	0.27
Net realized and unrealized gain (loss)	4.77	(1.40)	2.67	(1.84)	4.97
Net increase (decrease) from investment operations	5.08	(1.11)	2.96	(1.47)	5.24
Distributions from net investment income(b)	(0.34)	(0.30)	(0.39)	(0.28)	(0.22)
Net asset value, end of year	$ 17.48	$ 12.74	$ 14.15	$ 11.58	$ 13.33
Total Return(c)
Based on net asset value	40.67%	(8.00)%	26.06%	(10.97)%	64.51%
Ratios to Average Net Assets(d)
Total expenses	1.36%	1.31%	1.36%	1.33%	1.43%
Total expenses after fees waived and/or reimbursed	1.32%	1.30%	1.32%	1.32%	1.32%
Total expenses after fees waived and/or reimbursed and excluding professional fees for foreign withholding tax claims	1.32%	1.29%	1.32%	1.32%	1.32%
Net investment income	2.07%	2.17%	2.22%	2.94%	2.66%
Supplemental Data
Net assets, end of year (000)	$ 217,092	$ 159,042	$ 209,291	$ 204,035	$ 232,979
Portfolio turnover rate	38%	66%	35%	77%	75%

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions.
(d)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
See notes to financial statements.
382026 BlackRock Annual Financial Statements and Additional Information

Financial Highlights  (continued)
(For a share outstanding throughout each period)

BlackRock Energy Opportunities Fund (continued)
Investor C
	Year Ended 05/31/26	Year Ended 05/31/25	Year Ended 05/31/24	Year Ended 05/31/23	Year Ended 05/31/22
Net asset value, beginning of year	$ 12.23	$ 13.61	$ 11.14	$ 12.83	$ 8.01
Net investment income(a)	0.20	0.19	0.19	0.27	0.19
Net realized and unrealized gain (loss)	4.59	(1.36)	2.57	(1.76)	4.79
Net increase (decrease) from investment operations	4.79	(1.17)	2.76	(1.49)	4.98
Distributions from net investment income(b)	(0.24)	(0.21)	(0.29)	(0.20)	(0.16)
Net asset value, end of year	$ 16.78	$ 12.23	$ 13.61	$ 11.14	$ 12.83
Total Return(c)
Based on net asset value	39.72%	(8.68)%	25.20%	(11.57)%	63.37%
Ratios to Average Net Assets(d)
Total expenses	2.08%	2.01%	2.10%	2.05%	2.16%
Total expenses after fees waived and/or reimbursed	2.05%	2.00%	2.04%	2.03%	2.04%
Total expenses after fees waived and/or reimbursed and excluding professional fees for foreign withholding tax claims	2.04%	1.99%	2.04%	2.03%	2.04%
Net investment income	1.37%	1.51%	1.49%	2.22%	1.92%
Supplemental Data
Net assets, end of year (000)	$ 17,449	$ 15,737	$ 17,804	$ 19,054	$ 26,559
Portfolio turnover rate	38%	66%	35%	77%	75%

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions.
(d)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
See notes to financial statements.
Financial Highlights
39

Financial Highlights
(For a share outstanding throughout each period)

BlackRock Health Sciences Opportunities Portfolio
Institutional
	Year Ended 05/31/26	Year Ended 05/31/25	Year Ended 05/31/24	Year Ended 05/31/23	Year Ended 05/31/22
Net asset value, beginning of year	$ 65.10	$ 74.83	$ 68.47	$ 72.10	$ 81.77
Net investment income(a)	0.33	0.29	0.32	0.34	0.24
Net realized and unrealized gain (loss)	10.19	(4.19)	8.71	1.07	(2.75)
Net increase (decrease) from investment operations	10.52	(3.90)	9.03	1.41	(2.51)
Distributions(b)
From net investment income	(0.28)	(0.25)	(0.33)	(0.38)	(0.16)
From net realized gain	(6.69)	(5.58)	(2.34)	(4.66)	(7.00)
Total distributions	(6.97)	(5.83)	(2.67)	(5.04)	(7.16)
Net asset value, end of year	$ 68.65	$ 65.10	$ 74.83	$ 68.47	$ 72.10
Total Return(c)
Based on net asset value	17.12%	(5.77)%	13.57%	2.25%	(3.55)%(d)
Ratios to Average Net Assets(e)
Total expenses	0.86%	0.84%	0.84%	0.84%	0.85%
Total expenses after fees waived and/or reimbursed	0.86%	0.84%	0.84%	0.84%	0.85%
Net investment income	0.49%	0.40%	0.45%	0.49%	0.31%
Supplemental Data
Net assets, end of year (000)	$ 2,911,925	$ 3,295,418	$ 4,374,721	$ 4,436,816	$ 5,062,514
Portfolio turnover rate	49%	43%	27%	29%	51%

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Where applicable, assumes the reinvestment of distributions.
(d)	Includes a capital contribution from affiliate, which had no impact on the Fund’s total return.
(e)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
See notes to financial statements.
402026 BlackRock Annual Financial Statements and Additional Information

Financial Highlights  (continued)
(For a share outstanding throughout each period)

BlackRock Health Sciences Opportunities Portfolio (continued)
Service
	Year Ended 05/31/26	Year Ended 05/31/25	Year Ended 05/31/24	Year Ended 05/31/23	Year Ended 05/31/22
Net asset value, beginning of year	$ 60.72	$ 70.27	$ 64.44	$ 68.16	$ 77.63
Net investment income(a)	0.12	0.06	0.10	0.13	0.01
Net realized and unrealized gain (loss)	9.45	(3.91)	8.20	1.00	(2.61)
Net increase (decrease) from investment operations	9.57	(3.85)	8.30	1.13	(2.60)
Distributions(b)
From net investment income	(0.16)	(0.12)	(0.13)	(0.19)	—
From net realized gain	(6.69)	(5.58)	(2.34)	(4.66)	(6.87)
Total distributions	(6.85)	(5.70)	(2.47)	(4.85)	(6.87)
Net asset value, end of year	$ 63.44	$ 60.72	$ 70.27	$ 64.44	$ 68.16
Total Return(c)
Based on net asset value	16.76%	(6.08)%	13.24%	1.94%	(3.83)%(d)
Ratios to Average Net Assets(e)
Total expenses	1.16%	1.15%	1.14%	1.14%	1.14%
Total expenses after fees waived and/or reimbursed	1.16%	1.15%	1.14%	1.14%	1.14%
Net investment income	0.19%	0.09%	0.15%	0.19%	0.02%
Supplemental Data
Net assets, end of year (000)	$ 22,298	$ 24,526	$ 31,141	$ 33,055	$ 36,625
Portfolio turnover rate	49%	43%	27%	29%	51%

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Where applicable, assumes the reinvestment of distributions.
(d)	Includes a capital contribution from affiliate, which had no impact on the Fund’s total return.
(e)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
See notes to financial statements.
Financial Highlights
41

Financial Highlights  (continued)
(For a share outstanding throughout each period)

BlackRock Health Sciences Opportunities Portfolio (continued)
Investor A
	Year Ended 05/31/26	Year Ended 05/31/25	Year Ended 05/31/24	Year Ended 05/31/23	Year Ended 05/31/22
Net asset value, beginning of year	$ 60.37	$ 69.88	$ 64.11	$ 67.84	$ 77.31
Net investment income(a)	0.15	0.11	0.13	0.16	0.05
Net realized and unrealized gain (loss)	9.41	(3.89)	8.15	0.99	(2.59)
Net increase (decrease) from investment operations	9.56	(3.78)	8.28	1.15	(2.54)
Distributions(b)
From net investment income	(0.19)	(0.15)	(0.17)	(0.22)	—
From net realized gain	(6.69)	(5.58)	(2.34)	(4.66)	(6.93)
Total distributions	(6.88)	(5.73)	(2.51)	(4.88)	(6.93)
Net asset value, end of year	$ 63.05	$ 60.37	$ 69.88	$ 64.11	$ 67.84
Total Return(c)
Based on net asset value	16.86%	(6.03)%	13.28%	1.99%	(3.78)%(d)
Ratios to Average Net Assets(e)
Total expenses	1.11%	1.09%	1.09%	1.09%	1.09%
Total expenses after fees waived and/or reimbursed	1.10%	1.09%	1.09%	1.09%	1.09%
Net investment income	0.24%	0.16%	0.20%	0.24%	0.07%
Supplemental Data
Net assets, end of year (000)	$ 2,171,474	$ 2,287,338	$ 2,851,925	$ 2,865,706	$ 3,151,912
Portfolio turnover rate	49%	43%	27%	29%	51%

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions.
(d)	Includes a capital contribution from affiliate, which had no impact on the Fund’s total return.
(e)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
See notes to financial statements.
422026 BlackRock Annual Financial Statements and Additional Information

Financial Highlights  (continued)
(For a share outstanding throughout each period)

BlackRock Health Sciences Opportunities Portfolio (continued)
Investor C
	Year Ended 05/31/26	Year Ended 05/31/25	Year Ended 05/31/24	Year Ended 05/31/23	Year Ended 05/31/22
Net asset value, beginning of year	$ 48.18	$ 57.16	$ 53.11	$ 57.24	$ 66.15
Net investment loss(a)	(0.27)	(0.34)	(0.31)	(0.27)	(0.43)
Net realized and unrealized gain (loss)	7.37	(3.06)	6.70	0.80	(2.17)
Net increase (decrease) from investment operations	7.10	(3.40)	6.39	0.53	(2.60)
Distributions from net realized gain(b)	(6.69)	(5.58)	(2.34)	(4.66)	(6.31)
Net asset value, end of year	$ 48.59	$ 48.18	$ 57.16	$ 53.11	$ 57.24
Total Return(c)
Based on net asset value	15.92%	(6.73)%	12.42%	1.22%	(4.50)%(d)
Ratios to Average Net Assets(e)
Total expenses	1.89%	1.85%	1.86%	1.85%	1.84%
Total expenses after fees waived and/or reimbursed	1.89%	1.85%	1.86%	1.85%	1.84%
Net investment loss	(0.55)%	(0.61)%	(0.57)%	(0.51)%	(0.68)%
Supplemental Data
Net assets, end of year (000)	$ 135,294	$ 192,391	$ 311,994	$ 404,306	$ 542,880
Portfolio turnover rate	49%	43%	27%	29%	51%

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions.
(d)	Includes a capital contribution from affiliate, which had no impact on the Fund’s total return.
(e)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
See notes to financial statements.
Financial Highlights
43

Financial Highlights  (continued)
(For a share outstanding throughout each period)

BlackRock Health Sciences Opportunities Portfolio (continued)
Class K
	Year Ended 05/31/26	Year Ended 05/31/25	Year Ended 05/31/24	Year Ended 05/31/23	Year Ended 05/31/22
Net asset value, beginning of year	$ 65.23	$ 74.95	$ 68.58	$ 72.21	$ 81.91
Net investment income(a)	0.40	0.36	0.39	0.40	0.33
Net realized and unrealized gain (loss)	10.23	(4.21)	8.72	1.08	(2.77)
Net increase (decrease) from investment operations	10.63	(3.85)	9.11	1.48	(2.44)
Distributions(b)
From net investment income	(0.33)	(0.29)	(0.40)	(0.45)	(0.26)
From net realized gain	(6.69)	(5.58)	(2.34)	(4.66)	(7.00)
Total distributions	(7.02)	(5.87)	(2.74)	(5.11)	(7.26)
Net asset value, end of year	$ 68.84	$ 65.23	$ 74.95	$ 68.58	$ 72.21
Total Return(c)
Based on net asset value	17.25%	(5.71)%	13.68%	2.34%	(3.44)%(d)
Ratios to Average Net Assets(e)
Total expenses	0.75%	0.75%	0.75%	0.75%	0.74%
Total expenses after fees waived and/or reimbursed	0.75%	0.75%	0.75%	0.75%	0.74%
Net investment income	0.59%	0.50%	0.54%	0.59%	0.42%
Supplemental Data
Net assets, end of year (000)	$ 455,350	$ 439,082	$ 496,504	$ 487,287	$ 436,984
Portfolio turnover rate	49%	43%	27%	29%	51%

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Where applicable, assumes the reinvestment of distributions.
(d)	Includes a capital contribution from affiliate, which had no impact on the Fund’s total return.
(e)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
See notes to financial statements.
442026 BlackRock Annual Financial Statements and Additional Information

Financial Highlights  (continued)
(For a share outstanding throughout each period)

BlackRock Health Sciences Opportunities Portfolio (continued)
Class R
	Year Ended 05/31/26	Year Ended 05/31/25	Year Ended 05/31/24	Year Ended 05/31/23	Year Ended 05/31/22
Net asset value, beginning of year	$ 58.13	$ 67.59	$ 62.14	$ 65.94	$ 75.28
Net investment loss(a)	(0.07)	(0.13)	(0.11)	(0.08)	(0.21)
Net realized and unrealized gain (loss)	9.03	(3.74)	7.90	0.96	(2.52)
Net increase (decrease) from investment operations	8.96	(3.87)	7.79	0.88	(2.73)
Distributions(b)
From net investment income	(0.07)	(0.01)	—	(0.02)	—
From net realized gain	(6.69)	(5.58)	(2.34)	(4.66)	(6.61)
Total distributions	(6.76)	(5.59)	(2.34)	(4.68)	(6.61)
Net asset value, end of year	$ 60.33	$ 58.13	$ 67.59	$ 62.14	$ 65.94
Total Return(c)
Based on net asset value	16.43%	(6.36)%	12.88%	1.62%	(4.12)%(d)
Ratios to Average Net Assets(e)
Total expenses	1.46%	1.45%	1.46%	1.46%	1.45%
Total expenses after fees waived and/or reimbursed	1.46%	1.44%	1.46%	1.46%	1.45%
Net investment loss	(0.12)%	(0.20)%	(0.17)%	(0.13)%	(0.29)%
Supplemental Data
Net assets, end of year (000)	$ 203,512	$ 207,671	$ 247,848	$ 242,080	$ 263,195
Portfolio turnover rate	49%	43%	27%	29%	51%

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Where applicable, assumes the reinvestment of distributions.
(d)	Includes a capital contribution from affiliate, which had no impact on the Fund’s total return.
(e)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
See notes to financial statements.
Financial Highlights
45

Financial Highlights
(For a share outstanding throughout each period)

BlackRock High Equity Income Fund
Institutional
	Year Ended 05/31/26	Year Ended 05/31/25	Year Ended 05/31/24	Year Ended 05/31/23	Year Ended 05/31/22
Net asset value, beginning of year	$ 27.86	$ 29.01	$ 26.23	$ 29.54	$ 29.99
Net investment income(a)	2.41	2.31	1.89	1.86	1.99
Net realized and unrealized gain (loss)	3.37	(1.15)	2.78	(3.25)	(0.20)
Net increase (decrease) from investment operations	5.78	1.16	4.67	(1.39)	1.79
Distributions(b)
From net investment income	(2.42)	(2.31)	(1.89)	(1.86)	(1.95)
From net realized gain	—	—	—	(0.06)	(0.29)
Total distributions	(2.42)	(2.31)	(1.89)	(1.92)	(2.24)
Net asset value, end of year	$ 31.22	$ 27.86	$ 29.01	$ 26.23	$ 29.54
Total Return(c)
Based on net asset value	21.49%	4.06%	18.41%	(4.70)%	6.28%(d)
Ratios to Average Net Assets(e)
Total expenses	1.00%	0.98%	0.99%	1.00%	1.02%
Total expenses after fees waived and/or reimbursed	0.85%	0.85%	0.85%	0.85%	0.85%
Net investment income	8.12%	8.07%	6.89%	6.81%	6.76%
Supplemental Data
Net assets, end of year (000)	$ 1,582,295	$ 1,294,020	$ 1,446,440	$ 1,475,683	$ 953,582
Portfolio turnover rate	153%	130%	85%	126%	140%

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Where applicable, assumes the reinvestment of distributions.
(d)	Includes a capital contribution from affiliate, which had no impact on the Fund’s total return.
(e)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
See notes to financial statements.
462026 BlackRock Annual Financial Statements and Additional Information

Financial Highlights  (continued)
(For a share outstanding throughout each period)

BlackRock High Equity Income Fund (continued)
Investor A
	Year Ended 05/31/26	Year Ended 05/31/25	Year Ended 05/31/24	Year Ended 05/31/23	Year Ended 05/31/22
Net asset value, beginning of year	$ 23.31	$ 24.27	$ 21.94	$ 24.73	$ 25.16
Net investment income(a)	1.95	1.87	1.53	1.49	1.58
Net realized and unrealized gain (loss)	2.82	(0.96)	2.32	(2.72)	(0.14)
Net increase (decrease) from investment operations	4.77	0.91	3.85	(1.23)	1.44
Distributions(b)
From net investment income	(1.96)	(1.87)	(1.52)	(1.50)	(1.58)
From net realized gain	—	—	—	(0.06)	(0.29)
Total distributions	(1.96)	(1.87)	(1.52)	(1.56)	(1.87)
Net asset value, end of year	$ 26.12	$ 23.31	$ 24.27	$ 21.94	$ 24.73
Total Return(c)
Based on net asset value	21.19%	3.81%	18.14%	(4.96)%	5.99%(d)
Ratios to Average Net Assets(e)
Total expenses	1.23%	1.22%	1.23%	1.24%	1.31%
Total expenses after fees waived and/or reimbursed	1.10%	1.10%	1.10%	1.10%	1.10%
Net investment income	7.87%	7.83%	6.65%	6.54%	6.41%
Supplemental Data
Net assets, end of year (000)	$ 325,227	$ 286,435	$ 303,692	$ 296,254	$ 293,050
Portfolio turnover rate	153%	130%	85%	126%	140%

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions.
(d)	Includes a capital contribution from affiliate, which had no impact on the Fund’s total return.
(e)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
See notes to financial statements.
Financial Highlights
47

Financial Highlights  (continued)
(For a share outstanding throughout each period)

BlackRock High Equity Income Fund (continued)
Investor C
	Year Ended 05/31/26	Year Ended 05/31/25	Year Ended 05/31/24	Year Ended 05/31/23	Year Ended 05/31/22
Net asset value, beginning of year	$ 14.46	$ 15.06	$ 13.62	$ 15.37	$ 15.75
Net investment income(a)	1.10	1.05	0.84	0.82	0.87
Net realized and unrealized gain (loss)	1.75	(0.60)	1.44	(1.68)	(0.09)
Net increase (decrease) from investment operations	2.85	0.45	2.28	(0.86)	0.78
Distributions(b)
From net investment income	(1.10)	(1.05)	(0.84)	(0.83)	(0.87)
From net realized gain	—	—	—	(0.06)	(0.29)
Total distributions	(1.10)	(1.05)	(0.84)	(0.89)	(1.16)
Net asset value, end of year	$ 16.21	$ 14.46	$ 15.06	$ 13.62	$ 15.37
Total Return(c)
Based on net asset value	20.35%	3.01%	17.22%	(5.63)%	5.17%(d)
Ratios to Average Net Assets(e)
Total expenses	1.96%	1.97%	1.98%	1.98%	2.04%
Total expenses after fees waived and/or reimbursed	1.85%	1.85%	1.85%	1.85%	1.85%
Net investment income	7.12%	7.08%	5.90%	5.80%	5.67%
Supplemental Data
Net assets, end of year (000)	$ 68,185	$ 60,229	$ 62,685	$ 59,276	$ 42,543
Portfolio turnover rate	153%	130%	85%	126%	140%

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions.
(d)	Includes a capital contribution from affiliate, which had no impact on the Fund’s total return.
(e)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
See notes to financial statements.
482026 BlackRock Annual Financial Statements and Additional Information

Financial Highlights  (continued)
(For a share outstanding throughout each period)

BlackRock High Equity Income Fund (continued)
Class K
	Year Ended 05/31/26	Year Ended 05/31/25	Year Ended 05/31/24	Year Ended 05/31/23	Year Ended 05/31/22
Net asset value, beginning of year	$ 27.84	$ 28.99	$ 26.21	$ 29.53	$ 30.00
Net investment income(a)	2.42	2.32	1.91	1.87	2.00
Net realized and unrealized gain (loss)	3.37	(1.15)	2.77	(3.25)	(0.21)
Net increase (decrease) from investment operations	5.79	1.17	4.68	(1.38)	1.79
Distributions(b)
From net investment income	(2.43)	(2.32)	(1.90)	(1.88)	(1.97)
From net realized gain	—	—	—	(0.06)	(0.29)
Total distributions	(2.43)	(2.32)	(1.90)	(1.94)	(2.26)
Net asset value, end of year	$ 31.20	$ 27.84	$ 28.99	$ 26.21	$ 29.53
Total Return(c)
Based on net asset value	21.57%	4.11%	18.48%	(4.68)%	6.27%(d)
Ratios to Average Net Assets(e)
Total expenses	0.89%	0.89%	0.88%	0.89%	0.98%
Total expenses after fees waived and/or reimbursed	0.80%	0.80%	0.80%	0.80%	0.80%
Net investment income	8.17%	8.10%	6.94%	6.88%	6.76%
Supplemental Data
Net assets, end of year (000)	$ 128,157	$ 154,487	$ 219,915	$ 137,700	$ 535
Portfolio turnover rate	153%	130%	85%	126%	140%

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Where applicable, assumes the reinvestment of distributions.
(d)	Includes a capital contribution from affiliate, which had no impact on the Fund’s total return.
(e)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
See notes to financial statements.
Financial Highlights
49

Financial Highlights
(For a share outstanding throughout each period)

BlackRock Mid-Cap Growth Equity Portfolio
Institutional
	Year Ended 05/31/26	Year Ended 05/31/25	Year Ended 05/31/24	Year Ended 05/31/23	Year Ended 05/31/22
Net asset value, beginning of year	$ 43.06	$ 39.18	$ 32.79	$ 32.83	$ 45.95
Net investment loss(a)	(0.24)	(0.21)	(0.14)	(0.08)	(0.23)
Net realized and unrealized gain (loss)	4.30	4.09	6.53	0.04	(10.52)
Net increase (decrease) from investment operations	4.06	3.88	6.39	(0.04)	(10.75)
Distributions from net realized gain(b)	(7.64)	—	—	—	(2.37)
Net asset value, end of year	$ 39.48	$ 43.06	$ 39.18	$ 32.79	$ 32.83
Total Return(c)
Based on net asset value	10.53%	9.90%	19.49%	(0.12)%	(24.87)%
Ratios to Average Net Assets(d)
Total expenses	0.86%	0.83%	0.85%	0.84%	0.81%
Total expenses after fees waived and/or reimbursed	0.80%	0.80%	0.80%	0.80%	0.80%
Net investment loss	(0.59)%	(0.51)%	(0.38)%	(0.25)%	(0.52)%
Supplemental Data
Net assets, end of year (000)	$ 2,415,302	$ 3,641,577	$ 5,194,320	$ 5,266,832	$ 7,095,644
Portfolio turnover rate	122%	87%	48%	46%	28%

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Where applicable, assumes the reinvestment of distributions.
(d)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
See notes to financial statements.
502026 BlackRock Annual Financial Statements and Additional Information

Financial Highlights  (continued)
(For a share outstanding throughout each period)

BlackRock Mid-Cap Growth Equity Portfolio (continued)
Service
	Year Ended 05/31/26	Year Ended 05/31/25	Year Ended 05/31/24	Year Ended 05/31/23	Year Ended 05/31/22
Net asset value, beginning of year	$ 38.19	$ 34.85	$ 29.23	$ 29.34	$ 41.34
Net investment loss(a)	(0.30)	(0.28)	(0.21)	(0.14)	(0.31)
Net realized and unrealized gain (loss)	3.77	3.62	5.83	0.03	(9.39)
Net increase (decrease) from investment operations	3.47	3.34	5.62	(0.11)	(9.70)
Distributions from net realized gain(b)	(7.56)	—	—	—	(2.30)
Net asset value, end of year	$ 34.10	$ 38.19	$ 34.85	$ 29.23	$ 29.34
Total Return(c)
Based on net asset value	10.29%	9.58%	19.23%	(0.38)%	(25.06)%
Ratios to Average Net Assets(d)
Total expenses	1.16%	1.14%	1.12%	1.10%	1.09%
Total expenses after fees waived and/or reimbursed	1.05%	1.05%	1.05%	1.05%	1.05%
Net investment loss	(0.84)%	(0.76)%	(0.63)%	(0.50)%	(0.77)%
Supplemental Data
Net assets, end of year (000)	$ 18,912	$ 46,071	$ 59,731	$ 62,693	$ 81,276
Portfolio turnover rate	122%	87%	48%	46%	28%

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Where applicable, assumes the reinvestment of distributions.
(d)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
See notes to financial statements.
Financial Highlights
51

Financial Highlights  (continued)
(For a share outstanding throughout each period)

BlackRock Mid-Cap Growth Equity Portfolio (continued)
Investor A
	Year Ended 05/31/26	Year Ended 05/31/25	Year Ended 05/31/24	Year Ended 05/31/23	Year Ended 05/31/22
Net asset value, beginning of year	$ 36.39	$ 33.20	$ 27.85	$ 27.96	$ 39.50
Net investment loss(a)	(0.28)	(0.27)	(0.20)	(0.14)	(0.29)
Net realized and unrealized gain (loss)	3.57	3.46	5.55	0.03	(8.94)
Net increase (decrease) from investment operations	3.29	3.19	5.35	(0.11)	(9.23)
Distributions from net realized gain(b)	(7.60)	—	—	—	(2.31)
Net asset value, end of year	$ 32.08	$ 36.39	$ 33.20	$ 27.85	$ 27.96
Total Return(c)
Based on net asset value	10.29%	9.61%	19.21%	(0.39)%	(25.05)%
Ratios to Average Net Assets(d)
Total expenses	1.12%	1.11%	1.13%	1.13%	1.09%
Total expenses after fees waived and/or reimbursed	1.05%	1.05%	1.05%	1.05%	1.05%
Net investment loss	(0.85)%	(0.76)%	(0.63)%	(0.50)%	(0.78)%
Supplemental Data
Net assets, end of year (000)	$ 1,311,679	$ 1,492,673	$ 1,622,438	$ 1,637,289	$ 1,913,190
Portfolio turnover rate	122%	87%	48%	46%	28%

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions.
(d)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
See notes to financial statements.
522026 BlackRock Annual Financial Statements and Additional Information

Financial Highlights  (continued)
(For a share outstanding throughout each period)

BlackRock Mid-Cap Growth Equity Portfolio (continued)
Investor C
	Year Ended 05/31/26	Year Ended 05/31/25	Year Ended 05/31/24	Year Ended 05/31/23	Year Ended 05/31/22
Net asset value, beginning of year	$ 26.64	$ 24.48	$ 20.69	$ 20.93	$ 30.22
Net investment loss(a)	(0.37)	(0.39)	(0.32)	(0.25)	(0.43)
Net realized and unrealized gain (loss)	2.46	2.55	4.11	0.01	(6.67)
Net increase (decrease) from investment operations	2.09	2.16	3.79	(0.24)	(7.10)
Distributions from net realized gain(b)	(7.49)	—	—	—	(2.19)
Net asset value, end of year	$ 21.24	$ 26.64	$ 24.48	$ 20.69	$ 20.93
Total Return(c)
Based on net asset value	9.42%	8.82%	18.32%	(1.15)%	(25.61)%
Ratios to Average Net Assets(d)
Total expenses	1.84%	1.81%	1.84%	1.83%	1.78%
Total expenses after fees waived and/or reimbursed	1.80%	1.80%	1.80%	1.80%	1.78%
Net investment loss	(1.58)%	(1.51)%	(1.38)%	(1.25)%	(1.51)%
Supplemental Data
Net assets, end of year (000)	$ 95,696	$ 149,020	$ 184,966	$ 194,849	$ 243,284
Portfolio turnover rate	122%	87%	48%	46%	28%

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions.
(d)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
See notes to financial statements.
Financial Highlights
53

Financial Highlights  (continued)
(For a share outstanding throughout each period)

BlackRock Mid-Cap Growth Equity Portfolio (continued)
Class K
	Year Ended 05/31/26	Year Ended 05/31/25	Year Ended 05/31/24	Year Ended 05/31/23	Year Ended 05/31/22
Net asset value, beginning of year	$ 43.35	$ 39.42	$ 32.95	$ 32.96	$ 46.10
Net investment loss(a)	(0.21)	(0.17)	(0.11)	(0.05)	(0.17)
Net realized and unrealized gain (loss)	4.35	4.10	6.58	0.04	(10.58)
Net increase (decrease) from investment operations	4.14	3.93	6.47	(0.01)	(10.75)
Distributions from net realized gain(b)	(7.67)	—	—	—	(2.39)
Net asset value, end of year	$ 39.82	$ 43.35	$ 39.42	$ 32.95	$ 32.96
Total Return(c)
Based on net asset value	10.64%	9.97%	19.64%	(0.03)%	(24.79)%
Ratios to Average Net Assets(d)
Total expenses	0.73%	0.71%	0.71%	0.71%	0.70%
Total expenses after fees waived and/or reimbursed	0.73%	0.71%	0.71%	0.71%	0.70%
Net investment loss	(0.50)%	(0.42)%	(0.29)%	(0.15)%	(0.40)%
Supplemental Data
Net assets, end of year (000)	$ 1,707,103	$ 3,245,830	$ 4,520,357	$ 4,233,488	$ 4,376,642
Portfolio turnover rate	122%	87%	48%	46%	28%

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Where applicable, assumes the reinvestment of distributions.
(d)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
See notes to financial statements.
542026 BlackRock Annual Financial Statements and Additional Information

Financial Highlights  (continued)
(For a share outstanding throughout each period)

BlackRock Mid-Cap Growth Equity Portfolio (continued)
Class R
	Year Ended 05/31/26	Year Ended 05/31/25	Year Ended 05/31/24	Year Ended 05/31/23	Year Ended 05/31/22
Net asset value, beginning of year	$ 35.24	$ 32.23	$ 27.11	$ 27.28	$ 38.65
Net investment loss(a)	(0.35)	(0.34)	(0.26)	(0.20)	(0.37)
Net realized and unrealized gain (loss)	3.43	3.35	5.38	0.03	(8.73)
Net increase (decrease) from investment operations	3.08	3.01	5.12	(0.17)	(9.10)
Distributions from net realized gain(b)	(7.53)	—	—	—	(2.27)
Net asset value, end of year	$ 30.79	$ 35.24	$ 32.23	$ 27.11	$ 27.28
Total Return(c)
Based on net asset value	9.99%	9.34%	18.89%	(0.62)%	(25.24)%
Ratios to Average Net Assets(d)
Total expenses	1.43%	1.42%	1.41%	1.42%	1.40%
Total expenses after fees waived and/or reimbursed	1.30%	1.30%	1.30%	1.30%	1.30%
Net investment loss	(1.09)%	(1.01)%	(0.88)%	(0.75)%	(1.02)%
Supplemental Data
Net assets, end of year (000)	$ 52,122	$ 74,633	$ 85,328	$ 93,427	$ 93,527
Portfolio turnover rate	122%	87%	48%	46%	28%

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Where applicable, assumes the reinvestment of distributions.
(d)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
See notes to financial statements.
Financial Highlights
55

Financial Highlights
(For a share outstanding throughout each period)

BlackRock Technology Opportunities Fund
Institutional
	Year Ended 05/31/26	Year Ended 05/31/25	Year Ended 05/31/24	Year Ended 05/31/23	Year Ended 05/31/22
Net asset value, beginning of year	$ 73.22	$ 65.44	$ 47.74	$ 45.31	$ 64.81
Net investment loss(a)	(0.44)	(0.33)	(0.23)	(0.13)	(0.30)
Net realized and unrealized gain (loss)	44.68	10.97	17.93	2.56	(14.51)
Net increase (decrease) from investment operations	44.24	10.64	17.70	2.43	(14.81)
Distributions(b)
From net investment income	(1.13)	—	—	—	—
From net realized gain	(8.35)	(2.86)	—	—	(4.69)
Total distributions	(9.48)	(2.86)	—	—	(4.69)
Net asset value, end of year	$ 107.98	$ 73.22	$ 65.44	$ 47.74	$ 45.31
Total Return(c)
Based on net asset value	65.73%	16.22%	37.08%	5.36%	(25.09)%
Ratios to Average Net Assets(d)
Total expenses	0.94%	0.93%	0.97%	0.98%	0.94%
Total expenses after fees waived and/or reimbursed	0.92%	0.92%	0.92%	0.92%	0.92%
Net investment loss	(0.54)%	(0.46)%	(0.41)%	(0.30)%	(0.48)%
Supplemental Data
Net assets, end of year (000)	$ 4,287,703	$ 3,071,365	$ 2,751,350	$ 2,316,550	$ 2,943,616
Portfolio turnover rate	57%	52%	21%	39%	29%

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Where applicable, assumes the reinvestment of distributions.
(d)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
See notes to financial statements.
562026 BlackRock Annual Financial Statements and Additional Information

Financial Highlights  (continued)
(For a share outstanding throughout each period)

BlackRock Technology Opportunities Fund (continued)
Service
	Year Ended 05/31/26	Year Ended 05/31/25	Year Ended 05/31/24	Year Ended 05/31/23	Year Ended 05/31/22
Net asset value, beginning of year	$ 67.65	$ 60.78	$ 44.45	$ 42.30	$ 60.86
Net investment loss(a)	(0.59)	(0.47)	(0.34)	(0.21)	(0.42)
Net realized and unrealized gain (loss)	40.96	10.20	16.67	2.36	(13.52)
Net increase (decrease) from investment operations	40.37	9.73	16.33	2.15	(13.94)
Distributions(b)
From net investment income	(1.02)	—	—	—	—
From net realized gain	(8.35)	(2.86)	—	—	(4.62)
Total distributions	(9.37)	(2.86)	—	—	(4.62)
Net asset value, end of year	$ 98.65	$ 67.65	$ 60.78	$ 44.45	$ 42.30
Total Return(c)
Based on net asset value	65.35%	15.96%	36.74%	5.08%	(25.28)%
Ratios to Average Net Assets(d)
Total expenses	1.23%	1.21%	1.21%	1.20%	1.19%
Total expenses after fees waived and/or reimbursed	1.17%	1.17%	1.17%	1.17%	1.17%
Net investment loss	(0.79)%	(0.71)%	(0.67)%	(0.55)%	(0.73)%
Supplemental Data
Net assets, end of year (000)	$ 67,612	$ 50,592	$ 46,993	$ 47,332	$ 55,439
Portfolio turnover rate	57%	52%	21%	39%	29%

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Where applicable, assumes the reinvestment of distributions.
(d)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
See notes to financial statements.
Financial Highlights
57

Financial Highlights  (continued)
(For a share outstanding throughout each period)

BlackRock Technology Opportunities Fund (continued)
Investor A
	Year Ended 05/31/26	Year Ended 05/31/25	Year Ended 05/31/24	Year Ended 05/31/23	Year Ended 05/31/22
Net asset value, beginning of year	$ 65.93	$ 59.29	$ 43.37	$ 41.27	$ 59.47
Net investment loss(a)	(0.58)	(0.46)	(0.33)	(0.21)	(0.41)
Net realized and unrealized gain (loss)	39.83	9.96	16.25	2.31	(13.19)
Net increase (decrease) from investment operations	39.25	9.50	15.92	2.10	(13.60)
Distributions(b)
From net investment income	(1.03)	—	—	—	—
From net realized gain	(8.35)	(2.86)	—	—	(4.60)
Total distributions	(9.38)	(2.86)	—	—	(4.60)
Net asset value, end of year	$ 95.80	$ 65.93	$ 59.29	$ 43.37	$ 41.27
Total Return(c)
Based on net asset value	65.35%	15.96%	36.71%	5.09%	(25.28)%
Ratios to Average Net Assets(d)
Total expenses	1.19%	1.19%	1.21%	1.23%	1.21%
Total expenses after fees waived and/or reimbursed	1.17%	1.17%	1.17%	1.17%	1.17%
Net investment loss	(0.79)%	(0.71)%	(0.66)%	(0.54)%	(0.73)%
Supplemental Data
Net assets, end of year (000)	$ 3,247,176	$ 2,116,250	$ 1,959,752	$ 1,572,976	$ 1,695,648
Portfolio turnover rate	57%	52%	21%	39%	29%

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions.
(d)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
See notes to financial statements.
582026 BlackRock Annual Financial Statements and Additional Information

Financial Highlights  (continued)
(For a share outstanding throughout each period)

BlackRock Technology Opportunities Fund (continued)
Investor C
	Year Ended 05/31/26	Year Ended 05/31/25	Year Ended 05/31/24	Year Ended 05/31/23	Year Ended 05/31/22
Net asset value, beginning of year	$ 51.21	$ 46.92	$ 34.58	$ 33.17	$ 48.77
Net investment loss(a)	(0.84)	(0.73)	(0.56)	(0.40)	(0.68)
Net realized and unrealized gain (loss)	30.06	7.88	12.90	1.81	(10.52)
Net increase (decrease) from investment operations	29.22	7.15	12.34	1.41	(11.20)
Distributions(b)
From net investment income	(0.81)	—	—	—	—
From net realized gain	(8.35)	(2.86)	—	—	(4.40)
Total distributions	(9.16)	(2.86)	—	—	(4.40)
Net asset value, end of year	$ 71.27	$ 51.21	$ 46.92	$ 34.58	$ 33.17
Total Return(c)
Based on net asset value	64.33%	15.15%	35.68%	4.25%	(25.81)%
Ratios to Average Net Assets(d)
Total expenses	1.92%	1.92%	1.97%	1.98%	1.92%
Total expenses after fees waived and/or reimbursed	1.91%	1.91%	1.92%	1.92%	1.91%
Net investment loss	(1.53)%	(1.46)%	(1.42)%	(1.30)%	(1.47)%
Supplemental Data
Net assets, end of year (000)	$ 373,835	$ 288,545	$ 292,034	$ 259,247	$ 291,802
Portfolio turnover rate	57%	52%	21%	39%	29%

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions.
(d)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
See notes to financial statements.
Financial Highlights
59

Financial Highlights  (continued)
(For a share outstanding throughout each period)

BlackRock Technology Opportunities Fund (continued)
Class K
	Year Ended 05/31/26	Year Ended 05/31/25	Year Ended 05/31/24	Year Ended 05/31/23	Year Ended 05/31/22
Net asset value, beginning of year	$ 73.49	$ 65.61	$ 47.83	$ 45.37	$ 64.89
Net investment loss(a)	(0.37)	(0.27)	(0.19)	(0.10)	(0.24)
Net realized and unrealized gain (loss)	44.87	11.01	17.97	2.56	(14.55)
Net increase (decrease) from investment operations	44.50	10.74	17.78	2.46	(14.79)
Distributions(b)
From net investment income	(1.17)	—	—	—	—
From net realized gain	(8.35)	(2.86)	—	—	(4.73)
Total distributions	(9.52)	(2.86)	—	—	(4.73)
Net asset value, end of year	$ 108.47	$ 73.49	$ 65.61	$ 47.83	$ 45.37
Total Return(c)
Based on net asset value	65.88%	16.33%	37.17%	5.42%	(25.05)%
Ratios to Average Net Assets(d)
Total expenses	0.83%	0.84%	0.85%	0.87%	0.84%
Total expenses after fees waived and/or reimbursed	0.83%	0.83%	0.85%	0.87%	0.83%
Net investment loss	(0.45)%	(0.38)%	(0.34)%	(0.24)%	(0.38)%
Supplemental Data
Net assets, end of year (000)	$ 602,102	$ 479,904	$ 241,109	$ 157,185	$ 135,879
Portfolio turnover rate	57%	52%	21%	39%	29%

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Where applicable, assumes the reinvestment of distributions.
(d)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
See notes to financial statements.
602026 BlackRock Annual Financial Statements and Additional Information

Financial Highlights  (continued)
(For a share outstanding throughout each period)

BlackRock Technology Opportunities Fund (continued)
Class R
	Year Ended 05/31/26	Year Ended 05/31/25	Year Ended 05/31/24	Year Ended 05/31/23	Year Ended 05/31/22
Net asset value, beginning of year	$ 65.71	$ 59.25	$ 43.44	$ 41.44	$ 59.75
Net investment loss(a)	(0.76)	(0.61)	(0.46)	(0.30)	(0.56)
Net realized and unrealized gain (loss)	39.66	9.93	16.27	2.30	(13.25)
Net increase (decrease) from investment operations	38.90	9.32	15.81	2.00	(13.81)
Distributions(b)
From net investment income	(0.92)	—	—	—	—
From net realized gain	(8.35)	(2.86)	—	—	(4.50)
Total distributions	(9.27)	(2.86)	—	—	(4.50)
Net asset value, end of year	$ 95.34	$ 65.71	$ 59.25	$ 43.44	$ 41.44
Total Return(c)
Based on net asset value	64.95%	15.68%	36.39%	4.83%	(25.47)%
Ratios to Average Net Assets(d)
Total expenses	1.52%	1.53%	1.55%	1.58%	1.54%
Total expenses after fees waived and/or reimbursed	1.42%	1.42%	1.42%	1.42%	1.42%
Net investment loss	(1.04)%	(0.96)%	(0.91)%	(0.79)%	(0.98)%
Supplemental Data
Net assets, end of year (000)	$ 77,290	$ 50,196	$ 44,320	$ 35,771	$ 35,001
Portfolio turnover rate	57%	52%	21%	39%	29%

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Where applicable, assumes the reinvestment of distributions.
(d)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
See notes to financial statements.
Financial Highlights
61

Notes to Financial Statements
1.
ORGANIZATION
BlackRock Capital Appreciation Fund, Inc. and BlackRock FundsSM (the “Trust”) are each registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as open-end management investment companies. BlackRock Capital Appreciation Fund, Inc. is organized as a Maryland corporation. The Trust is organized as a Massachusetts business trust. BlackRock Energy Opportunities Fund, BlackRock Health Sciences Opportunities Portfolio, BlackRock High Equity Income Fund, BlackRock Mid-Cap Growth Equity Portfolio and BlackRock Technology Opportunities Fund are series of the Trust. The following are referred to herein collectively as the “Funds” or individually as a “Fund”:
Fund Name	Herein Referred To As	Diversification Classification
BlackRock Capital Appreciation Fund, Inc.	Capital Appreciation	Diversified
BlackRock Energy Opportunities Fund	Energy Opportunities	Non-diversified
BlackRock Health Sciences Opportunities Portfolio	Health Sciences Opportunities	Diversified
BlackRock High Equity Income Fund	High Equity Income	Diversified
BlackRock Mid-Cap Growth Equity Portfolio	Mid-Cap Growth Equity	Diversified
BlackRock Technology Opportunities Fund	Technology Opportunities	Diversified
Each Fund offers multiple classes of shares. All classes of shares have identical voting, dividend, liquidation and other rights and are subject to the same terms and conditions, except that certain classes bear expenses related to the shareholder servicing and distribution of such shares. Institutional, Service and Class K Shares are sold only to certain eligible investors. Service, Investor A, Investor C and Class R Shares bear certain expenses related to shareholder servicing of such shares, and Investor C and Class R Shares also bear certain expenses related to the distribution of such shares. Investor A and Investor C Shares are generally available through financial intermediaries. Class R Shares are sold only to certain employer-sponsored retirement plans. Each class has exclusive voting rights with respect to matters relating to its shareholder servicing and distribution expenditures (except that Investor C shareholders may vote on material changes to the Investor A Shares distribution and service plan).
Share Class	Initial Sales Charge	CDSC	Conversion Privilege
Institutional, Service, Class K and Class R Shares	No	No	None
Investor A Shares	Yes	No(a)	None
Investor C Shares	No	Yes(b)	To Investor A Shares after approximately 8 years
(a) Investor A Shares may be subject to a contingent deferred sales charge (“CDSC”) for certain redemptions where no initial sales charge was paid at the time of purchase.
(b) A CDSC of 1.00% is assessed on certain redemptions of Investor C Shares made within one year after purchase.
The Board of Directors of Capital Appreciation and the Board of Trustees of the Trust are collectively referred to throughout this report as the “Board”, and the directors/trustees thereof are collectively referred to throughout this report as “Directors.”
The Board previously approved certain changes to Mid-Cap Growth Equity’s investment strategy. The Fund normally invests at least 80% of its net assets in growth equity securities issued by U.S. mid-capitalization companies and derivatives that provide investment exposure to such securities or related market risk factors. These changes were effective on September 26, 2025.
The Funds, together with certain other registered investment companies advised by BlackRock Advisors, LLC (the “Manager”) or its affiliates, are included in a complex of funds referred to as the BlackRock Multi-Asset Complex.
2.
SIGNIFICANT ACCOUNTING POLICIES
The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. Each Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. Below is a summary of significant accounting policies:
Investment Transactions and Income Recognition: For financial reporting purposes, investment transactions are recorded on the dates the transactions are executed. Realized gains and losses on investment transactions are determined using the specific identification method. Dividend income and capital gain distributions, if any, are recorded on the ex-dividend dates. Non-cash dividends, if any, are recorded on the ex-dividend dates at fair value. Dividends from foreign securities where the ex-dividend dates may have passed are subsequently recorded when the Funds are informed of the ex-dividend dates. Under the applicable foreign tax laws, a withholding tax at various rates may be imposed on capital gains, dividends and interest. Upon notification from issuers, a portion of the dividend income received from a real estate investment trust may be redesignated as a reduction of cost of the related investment and/or realized gain. Income, expenses and realized and unrealized gains and losses are allocated daily to each class based on its relative net assets.
Foreign Currency Translation: Each Fund’s books and records are maintained in U.S. dollars. Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates determined as of the close of trading on the New York Stock Exchange (“NYSE”). Purchases and sales of investments are recorded at the rates of exchange prevailing on the respective dates of such transactions. Generally, when the U.S. dollar rises in value against a foreign currency, the investments denominated in that currency will lose value; the opposite effect occurs if the U.S. dollar falls in relative value.
Each Fund does not isolate the effect of fluctuations in foreign exchange rates from the effect of fluctuations in the market prices of investments for financial reporting purposes. Accordingly, the effects of changes in exchange rates on investments are not segregated in the Statements of Operations from the effects of changes in market prices of those
622026 BlackRock Annual Financial Statements and Additional Information

Notes to Financial Statements  (continued)
investments, but are included as a component of net realized and unrealized gain (loss) from investments. Each Fund reports realized currency gains (losses) on foreign currency related transactions as components of net realized gain (loss) for financial reporting purposes, whereas such components are generally treated as ordinary income for U.S. federal income tax purposes.
Foreign Taxes: The Funds may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, capital gains on investments, or certain foreign currency transactions. All foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which each Fund invests. These foreign taxes, if any, are paid by each Fund and are reflected in its Statements of Operations as follows: foreign taxes withheld at source are presented as a reduction of income, foreign taxes on securities lending income are presented as a reduction of securities lending income, foreign taxes on stock dividends are presented as “Foreign taxes withheld”, and foreign taxes on capital gains from sales of investments and foreign taxes on foreign currency transactions are included in their respective net realized gain (loss) categories. Foreign taxes payable or deferred as of May 31, 2026, if any, are disclosed in the Statements of Assets and Liabilities.
Consistent with U.S. GAAP accrual requirements for uncertain tax positions, each Fund recognizes tax reclaims when the Fund determines that it is more likely than not that each Fund will sustain its position that it is due the reclaim.
The Funds file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. The Funds may record a reclaim receivable based on collectability, which includes factors such as the jurisdiction’s applicable laws, payment history and market convention. The Statements of Operations include tax reclaims recorded as well as professional and other fees, if any, associated with recovery of foreign withholding taxes.
Cash: The Funds may maintain cash at their custodian which, at times may exceed United States federally insured limits. The Funds may, at times, have outstanding cash disbursements that exceed deposited cash amounts at the custodian during the reporting period. The Funds are obligated to repay the custodian for any overdraft, including any related costs or expenses, where applicable. For financial reporting purposes, overdraft fees, if any, are included in interest expense in the Statements of Operations.
Distributions: Distributions paid by the Funds, excluding High Equity Income, are recorded on the ex-dividend dates. For High Equity Income, distributions from net investment income are declared daily and paid monthly. For High Equity Income, distributions of capital gains are recorded on the ex-dividend dates and made at least annually. The character and timing of distributions are determined in accordance with U.S. federal income tax regulations, which may differ from U.S. GAAP.
Indemnifications: In the normal course of business, a Fund enters into contracts that contain a variety of representations that provide general indemnification. A Fund’s maximum exposure under these arrangements is unknown because it involves future potential claims against a Fund, which cannot be predicted with any certainty.
Other: Expenses directly related to a Fund or its classes are charged to that Fund or the applicable class. Expenses directly related to the Funds and other shared expenses prorated to the Funds are allocated daily to each class based on their relative net assets or other appropriate methods. Other operating expenses shared by several funds, including other funds managed by the Manager, are prorated among those funds on the basis of relative net assets or other appropriate methods.
The Funds have an arrangement with their custodian whereby credits are earned on uninvested cash balances. For financial reporting purposes, custodian credits, if any, are included in interest income in the Statements of Operations.
Segment Reporting: The Chief Financial Officer acts as the Funds’ Chief Operating Decision Maker (“CODM”) and is responsible for assessing performance and allocating resources with respect to each Fund. The CODM has concluded that each Fund operates as a single operating segment since each Fund has a single investment strategy as disclosed in its prospectus, against which the CODM assesses performance. The financial information provided to and reviewed by the CODM is presented within each Fund’s financial statements.
Recent Accounting Standard: The Funds adopted Financial Accounting Standards Board Update 2023-09, Income Taxes (Topic 740) – Improvements to Income Tax Disclosures (“ASU 2023-09”) during the period. ASU 2023-09 enhances income tax disclosures, including disclosure of income taxes paid disaggregated by jurisdiction. The Funds’ adoption of the new standard did not have a material impact on financial statement disclosures and did not affect each Fund’s financial position or results of operations.
3.
INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS
Investment Valuation Policies: Each Fund’s investments are valued at fair value (also referred to as “market value” within the financial statements) each day that the Fund is open for business and, for financial reporting purposes, as of the report date. U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The Board of each Fund has approved the designation of each Fund’s Manager as the valuation designee for each Fund. Each Fund determines the fair values of its financial instruments using various independent dealers or pricing services under the Manager’s policies. If a security’s market price is not readily available or does not otherwise accurately represent the fair value of the security, the security will be valued in accordance with the Manager’s policies and procedures as reflecting fair value. The Manager has formed a committee (the “Valuation Committee”) to develop pricing policies and procedures and to oversee the pricing function for all financial instruments, with assistance from other BlackRock pricing committees.
Fair Value Inputs and Methodologies: The following methods and inputs are used to establish the fair value of each Fund’s assets and liabilities:
• Equity investments (except ETF options, equity index options or those that are customized) traded on a recognized securities exchange are valued at that day’s official closing price, as applicable, on the exchange where the stock is primarily traded or, if a reported closing price is not available, the last traded price on the exchange or market on which the security or instrument is primarily traded at the time of valuation or last available bid (long positions) or ask (short positions) price.
• Fixed-income investments and certain derivative instruments for which market quotations are readily available are generally valued using the last available bid price (including evaluated prices) provided by independent dealers or third-party pricing services. Pricing services generally value fixed-income securities assuming orderly transactions of an institutional round lot size, but a fund may hold or transact in such securities in smaller, odd lot sizes. Odd lots of securities in certain asset classes may trade at lower prices than institutional round lots, and the value ultimately realized when the securities are sold could differ from the prices used by a fund. The pricing
Notes to Financial Statements
63

Notes to Financial Statements  (continued)
services may use matrix pricing or valuation models that utilize certain inputs and assumptions to derive values, including transaction data (e.g., recent representative bids and offers), market data, credit quality information, perceived market movements, news, and other relevant information. Certain fixed-income securities, including asset-backed and mortgage related securities may be valued based on valuation models that consider the estimated cash flows of each tranche of the entity, establish a benchmark yield and develop an estimated tranche specific spread to the benchmark yield based on the unique attributes of the tranche. The amortized cost method of valuation may be used with respect to debt obligations with sixty days or less remaining to maturity unless the Manager determines such method does not represent fair value.
• Investments in open-end U.S. mutual funds (including money market funds) are valued at that day’s net asset value (“NAV”).
Generally, trading in foreign instruments is substantially completed each day at various times prior to the close of trading on the NYSE. Each business day, the Funds use current market factors supplied by independent pricing services to value certain foreign instruments (“Systematic Fair Value Price”). The Systematic Fair Value Price is designed to value such foreign securities at fair value as of the close of trading on the NYSE, which occurs after the close of the local markets.
If events (e.g., market volatility, company announcement or a natural disaster) occur that are expected to materially affect the value of such investment, or in the event that application of these methods of valuation results in a price for an investment that is deemed not to be representative of the market value of such investment, or if a price is not available, the investment will be valued by the Valuation Committee in accordance with the Manager’s policies and procedures as reflecting fair value (“Fair Valued Investments”). The fair valuation approaches that may be used by the Valuation Committee include market approach, income approach and cost approach. Valuation techniques such as discounted cash flow, use of market comparables and matrix pricing are types of valuation approaches and are typically used in determining fair value. When determining the price for Fair Valued Investments, the Valuation Committee seeks to determine the price that each Fund might reasonably expect to receive or pay from the current sale or purchase of that asset or liability in an arm’s-length transaction. Fair value determinations shall be based upon all available factors that the Valuation Committee deems relevant and consistent with the principles of fair value measurement as of the measurement date.
For investments in equity or debt issued by privately held companies or funds (“Private Company” or collectively, the “Private Companies”) and other Fair Valued Investments, the fair valuation approaches that are used by the Valuation Committee and third-party pricing services utilized by the Valuation Committee include one or a combination of, but not limited to, the following inputs:
(i) recent market transactions, including secondary market transactions, merger or acquisition activity and subsequent rounds of financing in the underlying investment or comparable issuers
(ii) recapitalizations and other transactions across the capital structure
(iii) market or relevant indices multiples of comparable issuers
(iv) future cash flows discounted to present and adjusted as appropriate for liquidity, credit, and/or market risks
(v) quoted prices for similar investments or assets in active markets
(vi) other risk factors, such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, recovery rates, liquidation amounts and/or default rates
(vii) audited or unaudited financial statements, investor communications and Private Company financial or operational metrics
(viii) relevant market news and other public sources.
Investments in series of preferred stock issued by Private Companies are typically valued utilizing a market approach to determine the enterprise value of the company. Such investments often contain rights and preferences that differ from other series of preferred and common stock of the same issuer. Enterprise valuation techniques such as an option pricing model (“OPM”), a probability weighted expected return model (“PWERM”), current value method or a hybrid of those techniques are used as deemed appropriate under the circumstances. The use of these valuation techniques involves a determination of the exit scenarios of the investment in order to appropriately allocate the enterprise value of the company among the various parts of its capital structure.
Private Companies are not subject to public company disclosure, timing, and reporting standards applicable to other investments held by a Fund. Certain information made available by a Private Company is as of a date that is earlier than the date a Fund is calculating its NAV. This factor may result in a difference between the value of the investment and the price a Fund could receive upon the sale of the investment.
Fair Value Hierarchy: Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
• Level 1 – Unadjusted price quotations in active markets/exchanges that each Fund has the ability to access for identical assets or liabilities;
• Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
• Level 3 – Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is
642026 BlackRock Annual Financial Statements and Additional Information

Notes to Financial Statements  (continued)
determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by Private Companies that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities.
4.
SECURITIES AND OTHER INVESTMENTS
Equity-Linked Notes: Equity-linked notes seek to generate income and provide exposure to the performance of an underlying security, group of securities or exchange-traded funds (the “underlying reference instrument”). In an equity-linked note, a fund purchases a note from a bank or broker-dealer and in return, the issuer provides for interest payments during the term of the note. At maturity or when the security is sold, a fund will either settle by taking physical delivery of the underlying reference instrument or by receipt of a cash settlement amount equal to the value of the note at termination or maturity.  The use of equity-linked notes involves the risk that the value of the note changes unfavorably due to movements in the value of the underlying reference instrument. Equity-linked notes are considered general unsecured contractual obligations of the bank or broker-dealer. A fund must rely on the creditworthiness of the issuer for its investment returns.
Preferred Stocks: Preferred stock has a preference over common stock in liquidation (and generally in receiving dividends as well), but is subordinated to the liabilities of the issuer in all respects. As a general rule, the market value of preferred stock with a fixed dividend rate and no conversion element varies inversely with interest rates and perceived credit risk, while the market price of convertible preferred stock generally also reflects some element of conversion value. Because preferred stock is junior to debt securities and other obligations of the issuer, deterioration in the credit quality of the issuer will cause greater changes in the value of a preferred stock than in a more senior debt security with similar stated yield characteristics. Unlike interest payments on debt securities, preferred stock dividends are payable only if declared by the issuer’s board of directors. Preferred stock also may be subject to optional or mandatory redemption provisions.
Warrants: Warrants entitle a fund to purchase a specified number of shares of common stock and are non-income producing. The purchase price and number of shares are subject to adjustment under certain conditions until the expiration date of the warrants, if any. If the price of the underlying stock does not rise above the strike price before the warrant expires, the warrant generally expires without any value and a fund will lose any amount it paid for the warrant. Thus, investments in warrants may involve more risk than investments in common stock. Warrants may trade in the same markets as their underlying stock; however, the price of the warrant does not necessarily move with the price of the underlying stock.
Securities Lending: The Funds may lend their securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Funds collateral consisting of cash, an irrevocable letter of credit issued by an approved bank, or securities issued or guaranteed by the U.S. Government. The initial collateral received by each Fund is required to have a value of at least 102% of the current market value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities. The collateral is maintained thereafter at a value equal to at least 100% of the current market value of the securities on loan. The market value of the loaned securities is determined at the close of each business day of the Fund and any additional required collateral is delivered to the Fund, or excess collateral is returned by the Fund, on the next business day. During the term of the loan, the Funds are entitled to all distributions made on or in respect of the loaned securities, but do not receive interest income on securities received as collateral. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.
As of period end, any securities on loan were collateralized by cash and/or U.S. Government obligations. Cash collateral invested by the securities lending agent, BlackRock Investment Management, LLC (“BIM”), if any, is disclosed in the Schedules of Investments. Any non-cash collateral received cannot be sold, re-invested or pledged by the Fund, except in the event of borrower default. The securities on loan, if any, are disclosed in the Funds’ Schedules of Investments. The market value of any securities on loan and the value of related collateral, if any, are shown separately in the Statements of Assets and Liabilities as a component of investments at value – unaffiliated and collateral on securities loaned, respectively.
Securities lending transactions are entered into by the Funds under Master Securities Lending Agreements (each, an “MSLA”), which provide the right, in the event of default (including bankruptcy or insolvency), for the non-defaulting party to liquidate the collateral and calculate a net exposure to the defaulting party or request additional collateral. In the event that a borrower defaults, the Funds, as lender, would offset the market value of the collateral received against the market value of the securities loaned. When the value of the collateral is greater than that of the market value of the securities loaned, the lender is left with a net amount payable to the defaulting party. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of an MSLA counterparty’s bankruptcy or insolvency. Under the MSLA, absent an event of default, the borrower can resell or re-pledge the loaned securities, and the Funds can reinvest cash collateral received in connection with loaned securities. Upon an event of default, the parties’ obligations to return the securities or collateral to the other party are extinguished, and the parties can resell or re-pledge the loaned securities or the collateral received in connection with the loaned securities in order to satisfy the defaulting party’s net payment obligation for all transactions under the MSLA. The defaulting party remains liable for any deficiency.
As of period end, the following table is a summary of the Funds’ securities on loan by counterparty which are subject to offset under an MSLA:
Fund Name/Counterparty	Securities Loaned at Value	Cash Collateral Received(a)	Non-Cash Collateral Received, at Fair Value(a)	Net Amount(b)
Health Sciences Opportunities
Barclays Capital, Inc.	$46,407	$(46,407)	$—	$—
Citigroup Global Markets, Inc.	12,474,696	(12,425,532)	—	49,164
Goldman Sachs & Co. LLC	3,195,231	(3,175,473)	—	19,758
J.P. Morgan Securities LLC	12,634,490	(12,634,490)	—	—
Notes to Financial Statements
65

Notes to Financial Statements  (continued)
Fund Name/Counterparty	Securities Loaned at Value	Cash Collateral Received(a)	Non-Cash Collateral Received, at Fair Value(a)	Net Amount(b)
Health Sciences Opportunities (continued)
Jefferies LLC	$1,186,591	$(1,186,591)	$—	$—
Morgan Stanley	5,324,492	(5,324,492)	—	—
National Financial Services LLC	2,917,027	(2,917,027)	—	—
TD Securities (USA) LLC	808,548	(808,548)	—	—
	$38,587,482	$(38,518,560)	$—	$68,922
High Equity Income
Goldman Sachs & Co. LLC	$219,323	$(219,323)	$—	$—
Mid-Cap Growth Equity
Goldman Sachs & Co. LLC	$8,592,874	$(8,592,874)	$—	$—
J.P. Morgan Securities LLC	30,612,896	(30,612,896)	—	—
Morgan Stanley	60,952,982	(60,952,982)	—	—
National Financial Services LLC	17,238,104	(16,147,825)	—	1,090,279
State Street Bank & Trust Co.	4,715,000	(4,715,000)	—	—
	$122,111,856	$(121,021,577)	$—	$1,090,279
Technology Opportunities
Citigroup Global Markets, Inc.	$277,184	$(277,184)	$—	$—
Goldman Sachs & Co. LLC	29,675,888	(29,675,888)	—	—
J.P. Morgan Securities LLC	14,226,176	(14,226,176)	—	—
Nomura Securities International, Inc.	130,784	(130,784)	—	—
	$44,310,032	$(44,310,032)	$—	$—

(a)
Collateral received, if any, in excess of the market value of securities on loan is not presented in this table. The total cash collateral received by each Fund is disclosed in the Funds’
Statements of Assets and Liabilities.

(b)
The market value of the loaned securities is determined as of May 31, 2026. Additional collateral is delivered to the Fund subsequent to period end in accordance with the MSLA. The net amount would be subject to the borrower default indemnity in the event of default by the counterparty.

The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. To mitigate these risks, each Fund benefits from a borrower default indemnity provided by BIM. BIM’s indemnity allows for full replacement of the securities loaned to the extent the collateral received does not cover the value on the securities loaned in the event of borrower default. Each Fund could incur a loss if the value of an investment purchased with cash collateral falls below the market value of the loaned securities or if the value of an investment purchased with cash collateral falls below the value of the original cash collateral received. Such losses are borne entirely by each Fund.
5.
INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Advisory: Capital Appreciation and the Trust, on behalf of Energy Opportunities, Health Sciences Opportunities, High Equity Income, Mid-Cap Growth Equity and Technology Opportunities, entered into an Investment Advisory Agreement with the Manager, the Funds’ investment adviser and an indirect, majority-owned subsidiary of BlackRock, Inc. (“BlackRock”), to provide investment advisory services and with respect to Capital Appreciation, administrative services. The Manager is responsible for the management of each Fund’s portfolio and provides the personnel, facilities, equipment and certain other services necessary to the operations of each Fund.
For such services, each Fund pays the Manager a monthly fee at an annual rate equal to the following percentages of the average daily value of each Fund’s net assets:
Investment Advisory Fees
Average Daily Net Assets	Capital Appreciation
First $1 billion	0.650%
$1 billion - $1.5 billion	0.625
$1.5 billion - $5 billion	0.600
$5 billion - $7.5 billion	0.575
Greater than $7.5 billion	0.550
662026 BlackRock Annual Financial Statements and Additional Information

Notes to Financial Statements  (continued)

Investment Advisory Fees
Average Daily Net Assets	Energy Opportunities
First $1 billion	0.750%
$1 billion - $2 billion	0.700
$2 billion - $3 billion	0.675
Greater than $3 billion	0.650

Investment Advisory Fees
Average Daily Net Assets	Health Sciences Opportunities
First $1 billion	0.750%
$1 billion - $2 billion	0.700
$2 billion - $3 billion	0.675
$3 billion - $10 billion	0.650
Greater than $10 billion	0.640

Investment Advisory Fees
Average Daily Net Assets	Mid-Cap Growth Equity
First $1 billion	0.700%
$1 billion - $3 billion	0.660
$3 billion - $5 billion	0.630
$5 billion - $10 billion	0.610
$10 billion - $18 billion	0.600
Greater than $18 billion	0.590

	Investment Advisory Fees
Average Daily Net Assets	High Equity Income	Technology Opportunities
First $1 billion	0.810%	0.820%
$1 billion - $3 billion	0.760	0.770
$3 billion - $5 billion	0.730	0.740
$5 billion - $10 billion	0.700	0.710
Greater than $10 billion	0.680	0.700
With respect to Energy Opportunities, the Manager entered into a sub-advisory agreement with BlackRock International Limited (“BIL”), an affiliate of the Manager. The Manager pays BIL, for services it provides for that portion of the Fund for which BIL acts as Sub-Adviser, a monthly fee that is equal to a percentage of the investment advisory fees paid by the Fund to the Manager.
Service and Distribution Fees: Capital Appreciation and the Trust, on behalf of Energy Opportunities, Health Sciences Opportunities, High Equity Income, Mid-Cap Growth Equity and Technology Opportunities, entered into a Distribution Agreement and a Distribution and Service Plan with BlackRock Investments, LLC (“BRIL”), an affiliate of the Manager. Pursuant to the Distribution and Service Plan and in accordance with Rule 12b-1 under the 1940 Act, each Fund pays BRIL ongoing service and distribution fees. The fees are accrued daily and paid monthly at annual rates based upon the average daily net assets of the relevant share class of each Fund as follows:
	Capital Appreciation		Energy Opportunities		Health Sciences Opportunities
Share Class	Service Fees	Distribution Fees	Service Fees	Distribution Fees	Service Fees	Distribution Fees
Service	N/A	N/A	N/A	N/A	0.25%%	N/A
Investor A	0.25%	N/A	0.25%	N/A	0.25	N/A
Investor C	0.25	0.75%	0.25	0.75%	0.25	0.75%
Class R	0.25	0.25	N/A	N/A	0.25	0.25

	High Equity Income		Mid-Cap Growth Equity		Technology Opportunities
Share Class	Service Fees	Distribution Fees	Service Fees	Distribution Fees	Service Fees	Distribution Fees
Service	N/A	N/A	0.25%	N/A	0.25%%	N/A
Investor A	0.25%	N/A	0.25	N/A	0.25	N/A
Investor C	0.25	0.75%	0.25	0.75%	0.25	0.75%
Class R	N/A	N/A	0.25	0.25	0.25	0.25
BRIL and broker-dealers, pursuant to sub-agreements with BRIL, provide shareholder servicing and distribution services to the Funds. The ongoing service and/or distribution fee compensates BRIL and each broker-dealer for providing shareholder servicing and/or distribution related services to shareholders.
Notes to Financial Statements
67

Notes to Financial Statements  (continued)
For the year ended May 31, 2026, the following table shows the class specific service and distribution fees borne directly by each share class of each Fund:
Fund Name	Service	Investor A	Investor C	Class R	Total
Capital Appreciation	$ —	$ 5,526,627	$ 386,214	$ 125,478	$ 6,038,319
Energy Opportunities	—	452,717	164,115	—	616,832
Health Sciences Opportunities	58,389	5,696,393	1,637,364	1,065,678	8,457,824
High Equity Income	—	767,804	644,141	—	1,411,945
Mid-Cap Growth Equity	60,873	3,457,338	1,242,152	287,382	5,047,745
Technology Opportunities	139,171	6,148,208	3,127,385	287,081	9,701,845
Administration: The Trust, on behalf of Energy Opportunities, Health Sciences Opportunities, High Equity Income, Mid-Cap Growth Equity and Technology Opportunities, entered into an Administration Agreement with the Manager, an indirect, majority-owned subsidiary of BlackRock, to provide administrative services. For these services, the Manager receives an administration fee computed daily and payable monthly, based on a percentage of the average daily net assets of each Fund. The administration fee, which is shown as administration in the Statements of Operations, is paid at the annual rates below.
Average Daily Net Assets	Administration Fees
First $500 million	0.0425%
$500 million - $1 billion	0.0400
$1 billion - $2 billion	0.0375
$2 billion - $4 billion	0.0350
$4 billion - $13 billion	0.0325
Greater than $13 billion	0.0300
In addition, the Manager charges each of the share classes an administration fee, which is shown as administration — class specific in the Statements of Operations, at an annual rate of 0.02% of the average daily net assets of each respective class.
For the year ended May 31, 2026, the following table shows the class specific administration fees borne directly by each share class of each Fund:
Fund Name	Institutional	Service	Investor A	Investor C	Class K	Class R	Total
Energy Opportunities	$ 20,537	$ —	$ 36,170	$ 3,281	$ —	$ —	$ 59,988
Health Sciences Opportunities	628,244	4,673	455,848	32,805	93,113	42,634	1,257,317
High Equity Income	288,633	—	61,380	12,872	29,790	—	392,675
Mid-Cap Growth Equity	603,130	4,880	276,682	24,870	450,815	11,504	1,371,881
Technology Opportunities	687,468	11,129	491,553	62,540	102,250	11,475	1,366,415
Transfer Agent: Pursuant to written agreements, certain financial intermediaries, some of which may be affiliates, provide the Funds with sub-accounting, recordkeeping, sub-transfer agency and other administrative services with respect to servicing of underlying investor accounts. For these services, these entities receive an asset-based fee or an annual fee per shareholder account, which will vary depending on share class and/or net assets. For the year ended May 31, 2026, the Funds paid the following amounts to affiliates of BlackRock in return for these services, which are included in transfer agent — class specific in the Statements of Operations:
Fund Name	Institutional	Total
Capital Appreciation	$ 184,186	$ 184,186
The Manager maintains a call center that is responsible for providing certain shareholder services to the Funds. Shareholder services include responding to inquiries and processing purchases and sales based upon instructions from shareholders. For the year ended May 31, 2026, each Fund reimbursed the Manager the following amounts for costs incurred in running the call center, which are included in transfer agent — class specific in the Statement of Operations:
Fund Name	Institutional	Service	Investor A	Investor C	Class K	Class R	Total
Capital Appreciation	$ 4,623	$ —	$ 129,455	$ 10,134	$ 3,781	$ 317	$ 148,310
Energy Opportunities	2,492	—	32,882	1,998	—	—	37,372
Health Sciences Opportunities	18,325	551	103,045	14,748	2,628	1,486	140,783
High Equity Income	3,432	—	20,924	2,500	531	—	27,387
Mid-Cap Growth Equity	8,775	303	197,951	7,856	8,500	1,451	224,836
Technology Opportunities	21,295	319	73,735	11,966	2,016	869	110,200
For the year ended May 31, 2026, the following table shows the class specific transfer agent fees borne directly by each share class of each Fund:
Fund Name	Institutional	Service	Investor A	Investor C	Class K	Class R	Total
Capital Appreciation	$ 741,980	$ —	$ 1,857,015	$ 67,003	$ 24,006	$ 47,874	$ 2,737,878
Energy Opportunities	156,272	—	344,507	25,711	—	—	526,490
Health Sciences Opportunities	3,328,497	37,273	2,396,544	237,031	17,443	452,866	6,469,654
High Equity Income	1,613,994	—	289,588	50,655	9,264	—	1,963,501
Mid-Cap Growth Equity	4,159,318	46,967	2,057,182	156,906	272,332	124,320	6,817,025
Technology Opportunities	3,753,741	84,498	2,779,671	286,948	12,277	110,118	7,027,253
682026 BlackRock Annual Financial Statements and Additional Information

Notes to Financial Statements  (continued)
Other Fees: For the year ended May 31, 2026, affiliates earned underwriting discounts, direct commissions and dealer concessions on sales of each Fund’s Investor A Shares as follows:
Fund Name	Amounts
Capital Appreciation	$ 35,004
Energy Opportunities	11,783
Health Sciences Opportunities	24,023
High Equity Income	40,563
Mid-Cap Growth Equity	26,010
Technology Opportunities	119,537
For the year ended May 31, 2026, affiliates received CDSCs as follows:
Fund Name	Investor A	Investor C
Capital Appreciation	$ 9,008	$ 5,304
Energy Opportunities	3,587	4,536
Health Sciences Opportunities	4,727	9,284
High Equity Income	4,131	2,720
Mid-Cap Growth Equity	2,190	5,358
Technology Opportunities	3,923	25,650
Expense Limitations, Waivers, Reimbursements, and Recoupments: With respect to each Fund, the Manager contractually agreed to waive its investment advisory fees by the amount of investment advisory fees each Fund pays to the Manager indirectly through its investment in affiliated money market funds (the “affiliated money market fund waiver”) through June 30, 2027. The contractual agreement may be terminated upon 90 days’ notice by a majority of the directors who are not “interested persons” of Capital Appreciation or the Trust, as defined in the 1940 Act (“Independent Directors”), or by a vote of a majority of the outstanding voting securities of a Fund. The amount of waivers and/or reimbursements of fees and expenses made pursuant to the expense limitation described below will be reduced by the amount of the affiliated money market fund waiver. These amounts are included in fees waived and/or reimbursed by the Manager in the Statements of Operations. For the year ended May 31, 2026, the amounts waived were as follows:
Fund Name	Fees waived and/or reimbursed by the Manager
Capital Appreciation	$ 9,132
Energy Opportunities	2,693
Health Sciences Opportunities	38,166
High Equity Income	50,750
Mid-Cap Growth Equity	14,034
Technology Opportunities	19,246
The Manager has contractually agreed to waive its investment advisory fee with respect to any portion of each Fund’s assets invested in affiliated equity and fixed-income mutual funds and affiliated exchange-traded funds that have a contractual management fee through June 30, 2027. The contractual agreement may be terminated upon 90 days’ notice by a majority of the Independent Directors, or by a vote of a majority of the outstanding voting securities of a Fund. For the year ended May 31, 2026, there were no fees waived and/or reimbursed by the Manager pursuant to this arrangement.
With respect to each Fund (except Health Sciences Opportunities), the Manager contractually agreed to waive and/or reimburse fees or expenses in order to limit net total annual operating expenses, excluding interest expense, dividend expense, tax expense, acquired fund fees and expenses, and certain other fund expenses (“expense limitation”). The current expense limitations as a percentage of average daily net assets are as follows:
Share Class	Capital Appreciation	Energy Opportunities	High Equity Income	Mid-Cap Growth Equity	Technology Opportunities
Institutional	0.67%	0.91%	0.85%	0.80%	0.92%
Service	N/A	N/A	N/A	1.05	1.17
Investor A	0.92	1.32	1.10	1.05	1.17
Investor C	1.67	2.04	1.85	1.80	1.92
Class K	0.62	N/A	0.80	0.75	0.87
Class R	1.17	N/A	N/A	1.30	1.42
The Manager has agreed not to reduce or discontinue the contractual expense limitations through June 30, 2027 (or June 30, 2036 with respect to Capital Appreciation), unless approved by the Board, including a majority of the Independent Directors, or by a vote of a majority of the outstanding voting securities of a Fund. For the year ended May 31, 2026, the amounts included in the Statements of Operations were as follows:
Fund Name	Fees waived and/or reimbursed by the Manager
Capital Appreciation	$ 631,332
Energy Opportunities	451
High Equity Income	1,144,928
Notes to Financial Statements
69

Notes to Financial Statements  (continued)
In addition, these amounts waived and/or reimbursed by the Manager are included in administration fees waived by the Manager — class specific and transfer agent fees waived and/or reimbursed by the Manager — class specific, respectively, in the Statement of Operations. For the year ended May 31, 2026, class specific expense waivers and/or reimbursements were as follows:
	Administration Fees Waived by the Manager - Class Specific
Fund Name	Institutional	Service	Investor A	Investor C	Class K	Class R	Total
Energy Opportunities	$ 20,537	$ —	$ 28,818	$ 2,776	$ —	$ —	$ 52,131
High Equity Income	288,633	—	61,380	12,849	29,790	—	392,652
Mid-Cap Growth Equity	603,130	4,880	276,683	24,855	—	11,504	921,052
Technology Opportunities	459,436	11,129	394,911	10,033	—	11,475	886,984

	Transfer Agent Fees Waived and/or Reimbursed by the Manager - Class Specific
Fund Name	Institutional	Service	Investor A	Investor C	Class K	Class R	Total
Capital Appreciation	$ 311,152	$ —	$ 755,006	$ 47,623	$ 24,006	$ 35,328	$ 1,173,115
Energy Opportunities	139,528	—	34,500	2,437	—	—	176,465
High Equity Income	884,566	—	135,823	18,510	9,264	—	1,048,163
Mid-Cap Growth Equity	993,151	21,018	613,165	25,963	—	63,742	1,717,039
Technology Opportunities	5,611	20,187	37,635	—	—	43,898	107,331
Securities Lending: The U.S. Securities and Exchange Commission (“SEC”) has issued an exemptive order which permits BIM, an affiliate of the Manager, to serve as securities lending agent for the Funds, subject to applicable conditions. As securities lending agent, BIM bears all operational costs directly related to securities lending. The Funds are responsible for fees in connection with the investment of cash collateral received for securities on loan (the “collateral investment fees”). The cash collateral is invested in a money market fund, BlackRock Cash Funds: Institutional, managed by the Manager or its affiliates. However, BIM has agreed to reduce the amount of securities lending income it receives in order to effectively limit the collateral investment fees the Funds bear to an annual rate of 0.04%. The SL Agency Shares of such money market fund will not be subject to a sales load, distribution fee or service fee. The money market fund in which the cash collateral has been reinvested may impose a discretionary liquidity fee of up to 2% on all redemptions. Discretionary liquidity fees may be imposed or terminated at any time at the discretion of the board of directors of the money market fund, or its delegate, if it is determined that such fee would be, or would not be, respectively, in the best interest of the money market fund. Additionally, the money market fund will impose a mandatory liquidity fee if the money market fund’s total net redemptions on a single day exceed 5% of the money market fund’s net assets, unless the amount of the fee is less than 0.01% of the value of the shares redeemed. The money market fund will determine the size of the mandatory liquidity fee by making a good faith estimate of certain costs the money market fund would incur if it were to sell a pro rata amount of each security in the portfolio to satisfy the amount of net redemptions on that day. There is no limit to the size of a mandatory liquidity fee. If the money market fund cannot estimate the costs of selling a pro rata amount of each portfolio security in good faith and supported by data, it is required to apply a default liquidity fee of 1% on the value of shares redeemed on that day.
Securities lending income is generally equal to the total of income earned from the reinvestment of cash collateral (and excludes collateral investment fees), and any fees or other payments to and from borrowers of securities. Each Fund retains a portion of the securities lending income and remits the remaining portion to BIM as compensation for its services as securities lending agent.
Pursuant to the securities lending agreement effective as of January 1, 2026, Capital Appreciation, Health Sciences Opportunities, High Equity Income, Mid-Cap Growth Equity and Technology Opportunities each retain 81% of securities lending income (which excludes collateral investment fees), and this amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees. Pursuant to the securities lending agreement effective as of January 1, 2026, Energy Opportunities retains 82% of securities lending income (which excludes collateral investment fees), and this amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.
In addition, commencing the business day following the date that the aggregate securities lending income earned across the BlackRock Multi-Asset Complex in a calendar year exceeds specific threshold, Capital Appreciation, Health Sciences Opportunities, High Equity Income, Mid-Cap Growth Equity and Technology Opportunities, pursuant to the securities lending agreement, will retain for the remainder of that calendar year securities lending income in an amount equal to 84% of securities lending income (which excludes collateral investment fees), and this amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees. Energy Opportunities, pursuant to the securities lending agreement, will retain for the remainder of that calendar year securities lending income in an amount equal to 85% of securities lending income (which excludes collateral investment fees), and this amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.
Pursuant to the securities lending agreement effective as of January 1, 2025, identical securities lending arrangements were in place for each Fund for the calendar year ended December 31, 2025.
The share of securities lending income earned by each Fund is shown as securities lending income — affiliated — net in the Statements of Operations. For the year ended May 31, 2026, each Fund paid BIM the following amounts for securities lending agent services:
Fund Name	Amounts
Capital Appreciation	$ 3,362
Energy Opportunities	159
Health Sciences Opportunities	140,901
High Equity Income	2,763
Mid-Cap Growth Equity	116,281
702026 BlackRock Annual Financial Statements and Additional Information

Notes to Financial Statements  (continued)
Fund Name	Amounts
Technology Opportunities	$ 290,707
Directors and Officers: Certain directors and/or officers of Capital Appreciation and the Trust are directors and/or officers of BlackRock or its affiliates. The Funds reimburse the Manager for a portion of the compensation paid to Capital Appreciation’s/the Trust’s Chief Compliance Officer, which is included in Directors and Officer in the Statements of Operations.
6.
PURCHASES AND SALES
For the year ended May 31, 2026, purchases and sales of investments, excluding short-term securities, were as follows:
Fund Name	Purchases	Sales
Capital Appreciation	$ 3,695,804,610	$ 4,250,542,013
Energy Opportunities	114,479,728	124,634,528
Health Sciences Opportunities	3,072,020,339	4,349,471,746
High Equity Income	1,902,294,464	2,055,197,906
Mid-Cap Growth Equity	8,334,867,932	12,154,896,185
Technology Opportunities	3,896,152,251	4,779,680,068
7.
INCOME TAX INFORMATION
It is each Fund’s policy to comply with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies, and to distribute substantially all of its taxable income to its shareholders. Therefore, no U.S. federal income tax provision is required.
Each Fund files U.S. federal and various state and local tax returns. No income tax returns are currently under examination. The statute of limitations on each Fund’s U.S. federal tax returns generally remains open for a period of three years after they are filed. The statutes of limitations on each Fund’s state and local tax returns may remain open for an additional year depending upon the jurisdiction.
Management has analyzed tax laws and regulations and their application to the Funds as of May 31, 2026, inclusive of the open tax return years, and does not believe that there are any uncertain tax positions that require recognition of a tax liability in the Funds’ financial statements. Management’s analysis is based on the tax laws and judicial and administrative interpretations thereof in effect as of the date of these financial statements, all of which are subject to change, possibly with retroactive effect, which may impact the Funds’ NAV.
U.S. GAAP requires that certain components of net assets be adjusted to reflect permanent differences between financial and tax reporting. These reclassifications have no effect on net assets or NAVs per share. As of period end, the following permanent differences attributable to distributions in connection with fund share redemptions and net operating losses were reclassified to the following accounts:
Fund Name	Paid-in capital	Accumulated earnings (loss)
Capital Appreciation	$ (15,983,178)	$ 15,983,178
Health Sciences Opportunities	47,126,334	(47,126,334)
Mid-Cap Growth Equity	195,279,962	(195,279,962)
Notes to Financial Statements
71

Notes to Financial Statements  (continued)
The tax character of distributions paid was as follows:
Fund Name	Year Ended 05/31/26	Year Ended 05/31/25
Capital Appreciation
Ordinary income	$ —	$ 27,766,660
Long term capital gains	629,822,008	404,359,122
	$ 629,822,008	$ 432,125,782
Energy Opportunities
Ordinary income	$ 6,947,490	$ 7,167,387
Health Sciences Opportunities
Ordinary income	$ 21,667,334	$ 21,909,727
Long term capital gains	649,236,796	623,859,359
	$ 670,904,130	$ 645,769,086
High Equity Income
Ordinary income	$ 158,300,754	$ 153,807,332
Mid-Cap Growth Equity
Ordinary income	$ 266,999,924	$ —
Long term capital gains	1,050,350,958	—
	$ 1,317,350,882	$ —
Technology Opportunities
Ordinary income	$ 98,430,562	$ —
Long term capital gains	724,014,756	244,341,984
	$ 822,445,318	$ 244,341,984
As of May 31, 2026, the tax components of accumulated earnings (loss) were as follows:
Fund Name	Undistributed Ordinary Income	Undistributed Long-Term Capital Gains	Non-expiring Capital Loss Carryforwards(a)	Net Unrealized Gains (Losses)(b)	Qualified Late-Year Capital Losses(c)	Qualified Late-Year Ordinary Losses(c)	Total
Capital Appreciation	$ —	$ 707,732,650	$ —	$ 2,042,741,841	$ —	$ (9,127,210)	$ 2,741,347,281
Energy Opportunities	2,538,435	—	(260,852,124)	141,611,596	—	—	(116,702,093)
Health Sciences Opportunities	—	567,203,673	—	2,336,209,458	—	—	2,903,413,131
High Equity Income	673,311	—	(47,508,794)	235,461,510	—	—	188,626,027
Mid-Cap Growth Equity	—	758,028,213	—	1,595,315,321	(186,073,902)	(22,779,106)	2,144,490,526
Technology Opportunities	—	706,786,985	—	5,387,234,535	(58,458,617)	(86,009,571)	5,949,553,332

(a)	Amounts available to offset future realized capital gains.
(b)
The difference between book-basis and tax-basis net unrealized gains (losses) was attributable primarily to the tax deferral of losses on wash sales and straddles, the realization for tax purposes of unrealized gains (losses) on certain foreign currency contracts, characterization of corporate actions and the realization for tax purposes of unrealized gains on investments in passive foreign investment companies.

(c)	The Funds have elected to defer these qualified late-year losses and recognize such losses in the next taxable year.
During the year ended May 31, 2026, the Funds listed below utilized the following amounts of their respective capital loss carryforwards:
Fund Name	Utilized
Energy Opportunities	$ 9,560,479
High Equity Income	46,789,218
As of May 31, 2026, gross unrealized appreciation and depreciation based on cost of investments (including short positions and derivatives, if any) for U.S. federal income tax purposes were as follows:
Fund Name	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Capital Appreciation	$ 1,998,323,755	$ 2,065,239,864	$ (22,498,023)	$ 2,042,741,841
Energy Opportunities	207,373,119	144,536,199	(2,930,431)	141,605,768
Health Sciences Opportunities	3,589,881,895	2,474,078,904	(137,933,008)	2,336,145,896
High Equity Income	1,979,659,538	284,284,123	(48,837,010)	235,447,113
Mid-Cap Growth Equity	4,089,803,057	1,644,178,353	(48,904,294)	1,595,274,059
Technology Opportunities	3,361,907,782	5,435,073,811	(47,658,909)	5,387,414,902

722026 BlackRock Annual Financial Statements and Additional Information

Notes to Financial Statements  (continued)
8.
BANK BORROWINGS
Capital Appreciation and the Trust, on behalf of each Fund, along with certain other funds managed by the Manager and its affiliates (“Participating Funds”), is party to a 364-day, $2.40 billion credit agreement with a group of lenders. Under this agreement, the Funds may borrow to fund shareholder redemptions. Excluding commitments designated for certain individual funds, the Participating Funds, including the Funds, can borrow up to an aggregate commitment amount of $1.75 billion at any time outstanding, subject to asset coverage and other limitations as specified in the agreement. The credit agreement has the following terms: a fee of 0.10% per annum on unused commitment amounts and interest at a rate equal to the higher of (a) Overnight Bank Funding Rate (“OBFR”) (but, in any event, not less than 0.00%) on the date the loan is made plus 0.80% per annum, (b) the Fed Funds rate (but, in any event, not less than 0.00%) in effect from time to time plus 0.80% per annum on amounts borrowed or (c) the sum of (x) Daily Simple Secured Overnight Financing Rate (“SOFR”) (but, in any event, not less than 0.00%) on the date the loan is made plus 0.10% and (y) 0.80% per annum. The agreement expires in April 2027 unless extended or renewed. These fees were allocated among such funds based upon portions of the aggregate commitment available to them and relative net assets of Participating Funds. During the year ended May 31, 2026, the Funds did not borrow under the credit agreement.
9.
PRINCIPAL RISKS
In the normal course of business, each Fund invests in securities or other instruments and may enter into certain transactions, and such activities subject each Fund to various risks, including among others, fluctuations in the market (market risk) or failure of an issuer to meet all of its obligations. The value of securities or other instruments may also be affected by various factors, including, without limitation: (i) the general economy; (ii) the overall market as well as local, regional or global political and/or social instability; (iii) regulation, taxation, tariffs or international tax treaties between various countries; or (iv) currency, interest rate or price fluctuations. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, recessions, or other events could have a significant impact on the Funds and their investments. Each Fund’s prospectus provides details of the risks to which each Fund is subject.
The Funds may be exposed to additional risks when reinvesting cash collateral in money market funds that do not seek to maintain a stable NAV per share of $1.00, which may be subject to mandatory and discretionary liquidity fees under certain circumstances.
Valuation Risk: The market values of equities, such as common stocks and preferred securities or equity related investments, such as futures and options, may decline due to general market conditions which are not specifically related to a particular company. They may also decline due to factors which affect a particular industry or industries. A Fund may invest in illiquid investments. An illiquid investment is any investment that a Fund reasonably expects cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. A Fund may experience difficulty in selling illiquid investments in a timely manner at the price that it believes the investments are worth. Prices may fluctuate widely over short or extended periods in response to company, market or economic news. Markets also tend to move in cycles, with periods of rising and falling prices. This volatility may cause each Fund’s NAV to experience significant increases or decreases over short periods of time. If there is a general decline in the securities and other markets, the NAV of a Fund may lose value, regardless of the individual results of the securities and other instruments in which a Fund invests. A Fund’s ability to value its investments may also be impacted by technological issues and/or errors by pricing services or other third-party service providers.
The price a Fund could receive upon the sale of any particular portfolio investment may differ from a Fund’s valuation of the investment, particularly for securities that trade in thin or volatile markets or that are valued using a fair valuation technique or a price provided by an independent pricing service. Changes to significant unobservable inputs and assumptions (i.e., publicly traded company multiples, growth rate, time to exit) due to the lack of observable inputs may significantly impact the resulting fair value and therefore a Fund’s results of operations. As a result, the price received upon the sale of an investment may be less than the value ascribed by a Fund, and a Fund could realize a greater than expected loss or lesser than expected gain upon the sale of the investment.
Counterparty Credit Risk: The Funds may be exposed to counterparty credit risk, or the risk that an entity may fail to or be unable to perform on its commitments related to unsettled or open transactions, including making timely interest and/or principal payments or otherwise honoring its obligations. The Funds manage counterparty credit risk by entering into transactions only with counterparties that the Manager believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Funds to market, issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of the Funds’ exposure to market, issuer and counterparty credit risks with respect to these financial assets is approximately their value recorded in the Statements of Assets and Liabilities, less any collateral held by the Funds.
Geographic/Asset Class Risk: A diversified portfolio, where this is appropriate and consistent with a fund’s objectives, minimizes the risk that a price change of a particular investment will have a material impact on the NAV of a fund. The investment concentrations within each Fund’s portfolio are disclosed in its Schedule of Investments.
Certain Funds invest a significant portion of their assets in securities within a single or limited number of market sectors. When a fund concentrates its investments in this manner, it assumes the risk that economic, regulatory, political and social conditions affecting such sectors may have a significant impact on the Fund and could affect the income from, or the value or liquidity of, the Fund’s portfolio. Investment percentages in specific sectors are presented in the Schedules of Investments.
The Funds invest a significant portion of their assets in securities of issuers located in the United States. A decrease in imports or exports, changes in trade regulations, inflation and/or an economic recession in the United States may have a material adverse effect on the U.S. economy and the securities listed on U.S. exchanges. Proposed and adopted policy and legislative changes in the United States may also have a significant effect on U.S. markets generally, as well as on the value of certain securities. Governmental agencies project that the United States will continue to maintain elevated public debt levels for the foreseeable future which may constrain future economic growth. Circumstances could arise that could prevent the timely payment of interest or principal on U.S. government debt, such as reaching the legislative “debt ceiling.” Such non-payment would result in substantial negative consequences for the U.S. economy and the global financial system. If U.S. relations with certain countries deteriorate, it could adversely affect issuers that rely on the United States for trade. The United States has also experienced increased internal unrest and discord. If these trends were to continue, they may have an adverse impact on the U.S. economy and the issuers in which the Funds invest.
Notes to Financial Statements
73

Notes to Financial Statements  (continued)
Significant Shareholder Redemption Risk: Certain shareholders may own or manage a substantial amount of fund shares and/or hold their fund investments for a limited period of time. Large redemptions of fund shares by these shareholders may force a fund to sell portfolio securities, which may negatively impact the fund’s NAV, increase the fund’s brokerage costs, and/or accelerate the realization of taxable income/gains and cause the fund to make additional taxable distributions to shareholders.
10.
CAPITAL SHARE TRANSACTIONS
Transactions in capital shares for each class were as follows:
	Year Ended 05/31/26		Year Ended 05/31/25
Fund Name/Share Class	Shares	Amount	Shares	Amount
Capital Appreciation
Institutional
Shares sold	2,361,900	$101,560,178	2,710,540	$112,834,100
Shares issued in reinvestment of distributions	2,583,609	111,114,805	1,780,020	75,331,070
Shares redeemed	(4,588,293)	(201,333,162)	(3,821,884)	(162,356,316)
	357,216	$11,341,821	668,676	$25,808,854
Investor A
Shares sold and automatic conversion of shares	1,904,970	$69,587,143	2,783,717	$100,946,288
Shares issued in reinvestment of distributions	10,068,147	362,318,756	6,895,509	250,959,260
Shares redeemed	(9,724,324)	(354,258,490)	(10,004,202)	(362,895,783)
	2,248,793	$77,647,409	(324,976)	$(10,990,235)
Investor C
Shares sold	359,920	$5,078,943	321,989	$5,772,361
Shares issued in reinvestment of distributions	1,070,759	15,151,383	528,664	9,494,605
Shares redeemed and automatic conversion of shares	(947,304)	(13,577,704)	(710,891)	(12,777,860)
	483,375	$6,652,622	139,762	$2,489,106
Class K
Shares sold	1,002,957	$44,002,431	1,314,311	$55,940,126
Shares issued in reinvestment of distributions	1,968,846	86,051,313	1,319,751	56,569,322
Shares redeemed	(2,615,431)	(113,674,386)	(2,046,318)	(87,771,711)
	356,372	$16,379,358	587,744	$24,737,737
Class R
Shares sold	175,495	$3,977,381	192,144	$4,633,334
Shares issued in reinvestment of distributions	313,208	6,872,712	180,101	4,414,337
Shares redeemed	(323,776)	(7,146,426)	(396,828)	(9,704,008)
	164,927	$3,703,667	(24,583)	$(656,337)
	3,610,683	$115,724,877	1,046,623	$41,389,125
Energy Opportunities
Institutional
Shares sold	1,531,424	$24,731,177	2,415,823	$33,321,224
Shares issued in reinvestment of distributions	187,509	2,657,167	194,227	2,730,593
Shares redeemed	(2,158,895)	(34,539,153)	(3,732,110)	(50,997,270)
	(439,962)	$(7,150,809)	(1,122,060)	$(14,945,453)
Investor A
Shares sold and automatic conversion of shares	4,959,781	$82,771,556	3,044,257	$40,806,852
Shares issued in reinvestment of distributions	287,085	3,942,265	292,834	3,996,854
Shares redeemed	(5,313,872)	(84,175,589)	(5,642,592)	(75,268,033)
	(67,006)	$2,538,232	(2,305,501)	$(30,464,327)
742026 BlackRock Annual Financial Statements and Additional Information

Notes to Financial Statements  (continued)
	Year Ended 05/31/26		Year Ended 05/31/25
Fund Name/Share Class	Shares	Amount	Shares	Amount
Energy Opportunities (continued)
Investor C
Shares sold	143,449	$2,224,120	542,016	$7,024,241
Shares issued in reinvestment of distributions	20,799	274,782	22,181	290,421
Shares redeemed and automatic conversion of shares	(410,924)	(5,955,788)	(585,964)	(7,345,612)
	(246,676)	$(3,456,886)	(21,767)	$(30,950)
	(753,644)	$(8,069,463)	(3,449,328)	$(45,440,730)
Health Sciences Opportunities
Institutional
Shares sold	5,696,983	$387,551,846	7,335,504	$526,145,787
Shares issued in reinvestment of distributions	4,753,286	306,916,374	4,346,692	311,816,395
Shares redeemed	(18,658,732)	(1,249,591,851)	(19,519,518)	(1,397,601,173)
	(8,208,463)	$(555,123,631)	(7,837,322)	$(559,638,991)
Service
Shares sold	24,965	$1,540,777	30,670	$2,072,463
Shares issued in reinvestment of distributions	42,854	2,561,961	35,938	2,410,205
Shares redeemed	(120,292)	(7,436,108)	(105,871)	(7,186,693)
	(52,473)	$(3,333,370)	(39,263)	$(2,704,025)
Investor A
Shares sold and automatic conversion of shares	1,697,109	$106,326,425	2,404,374	$162,210,046
Shares issued in reinvestment of distributions	4,028,757	239,786,485	3,310,459	220,806,364
Shares redeemed	(9,170,620)	(568,035,683)	(8,638,584)	(575,328,436)
	(3,444,754)	$(221,922,773)	(2,923,751)	$(192,312,026)
Investor C
Shares sold	126,120	$6,149,662	230,855	$12,791,845
Shares issued in reinvestment of distributions	502,120	23,210,078	514,028	27,658,619
Shares redeemed and automatic conversion of shares	(1,837,186)	(89,030,179)	(2,209,489)	(119,236,399)
	(1,208,946)	$(59,670,439)	(1,464,606)	$(78,785,935)
Class K
Shares sold	1,633,737	$111,510,348	1,593,956	$115,627,270
Shares issued in reinvestment of distributions	722,785	46,921,187	547,643	39,303,488
Shares redeemed	(2,472,967)	(167,757,540)	(2,034,841)	(146,170,723)
	(116,445)	$(9,326,005)	106,758	$8,760,035
Class R
Shares sold	174,593	$10,468,580	247,765	$15,757,043
Shares issued in reinvestment of distributions	416,613	23,778,766	314,853	20,274,657
Shares redeemed	(790,211)	(47,133,326)	(657,216)	(42,309,475)
	(199,005)	$(12,885,980)	(94,598)	$(6,277,775)
	(13,230,086)	$(862,262,198)	(12,252,782)	$(830,958,717)
High Equity Income
Institutional
Shares sold	15,011,674	$444,727,573	18,635,786	$524,021,705
Shares issued in reinvestment of distributions	3,876,683	115,682,490	3,663,485	105,083,107
Shares redeemed	(14,653,908)	(434,106,613)	(25,716,293)	(718,766,553)
	4,234,449	$126,303,450	(3,417,022)	$(89,661,741)
Notes to Financial Statements
75

Notes to Financial Statements  (continued)
	Year Ended 05/31/26		Year Ended 05/31/25
Fund Name/Share Class	Shares	Amount	Shares	Amount
High Equity Income (continued)
Investor A
Shares sold and automatic conversion of shares	1,952,599	$48,294,546	1,530,371	$36,595,669
Shares issued in reinvestment of distributions	953,932	23,797,434	948,580	22,749,050
Shares redeemed	(2,744,010)	(67,972,049)	(2,703,518)	(64,288,164)
	162,521	$4,119,931	(224,567)	$(4,943,445)
Investor C
Shares sold	574,359	$8,855,088	526,434	$7,784,988
Shares issued in reinvestment of distributions	297,072	4,599,491	293,234	4,364,283
Shares redeemed and automatic conversions of shares	(828,698)	(12,770,124)	(817,683)	(12,073,385)
	42,733	$684,455	1,985	$75,886
Class K
Shares sold	939,786	$27,733,646	1,473,885	$41,664,605
Shares issued in reinvestment of distributions	405,783	12,076,600	597,649	17,164,290
Shares redeemed	(2,786,699)	(83,218,165)	(4,109,180)	(110,000,585)
	(1,441,130)	$(43,407,919)	(2,037,646)	$(51,171,690)
	2,998,573	$87,699,917	(5,677,250)	$(145,700,990)
Mid-Cap Growth Equity
Institutional
Shares sold	13,147,408	$541,120,758	15,032,152	$611,861,106
Shares issued in reinvestment of distributions	13,993,002	538,980,957	—	—
Shares redeemed	(50,546,994)	(2,026,241,370)	(63,014,035)	(2,576,136,207)
	(23,406,584)	$(946,139,655)	(47,981,883)	$(1,964,275,101)
Service
Shares sold	46,868	$1,667,381	127,661	$4,685,835
Shares issued in reinvestment of distributions	146,176	4,987,110	—	—
Shares redeemed	(844,719)	(31,634,690)	(635,513)	(23,434,344)
	(651,675)	$(24,980,199)	(507,852)	$(18,748,509)
Investor A
Shares sold and automatic conversion of shares	2,894,887	$95,855,745	3,606,779	$126,439,042
Shares issued in reinvestment of distributions	9,304,406	292,553,602	—	—
Shares redeemed	(12,326,922)	(404,255,939)	(11,454,473)	(398,340,114)
	(127,629)	$(15,846,592)	(7,847,694)	$(271,901,072)
Investor C
Shares sold	201,009	$4,354,781	242,076	$6,183,661
Shares issued in reinvestment of distributions	1,772,688	37,691,960	—	—
Shares redeemed and automatic conversion of shares	(3,063,625)	(67,406,007)	(2,201,784)	(56,464,433)
	(1,089,928)	$(25,359,266)	(1,959,708)	$(50,280,772)
Class K
Shares sold	7,246,767	$292,889,558	14,816,872	$610,234,528
Shares issued in reinvestment of distributions	9,449,709	368,458,822	—	—
Shares redeemed	(48,698,390)	(2,021,202,109)	(54,628,834)	(2,269,019,642)
	(32,001,914)	$(1,359,853,729)	(39,811,962)	$(1,658,785,114)
762026 BlackRock Annual Financial Statements and Additional Information

Notes to Financial Statements  (continued)
	Year Ended 05/31/26		Year Ended 05/31/25
Fund Name/Share Class	Shares	Amount	Shares	Amount
Mid-Cap Growth Equity (continued)
Class R
Shares sold	283,157	$8,933,167	368,272	$12,381,997
Shares issued in reinvestment of distributions	403,714	12,332,505	—	—
Shares redeemed	(1,112,136)	(37,210,731)	(897,697)	(30,664,264)
	(425,265)	$(15,945,059)	(529,425)	$(18,282,267)
	(57,702,995)	$(2,388,124,500)	(98,638,524)	$(3,982,272,835)
Technology Opportunities
Institutional
Shares sold	7,376,770	$599,731,457	10,676,855	$750,964,446
Shares issued in reinvestment of distributions	4,735,855	373,177,217	1,523,620	112,641,239
Shares redeemed	(14,350,986)	(1,172,554,675)	(12,300,761)	(862,120,690)
	(2,238,361)	$(199,646,001)	(100,286)	$1,484,995
Service
Shares sold	125,981	$9,476,351	257,946	$17,247,737
Shares issued in reinvestment of distributions	95,376	6,889,821	33,359	2,280,726
Shares redeemed	(283,864)	(20,738,222)	(316,600)	(20,353,931)
	(62,507)	$(4,372,050)	(25,295)	$(825,468)
Investor A
Shares sold and automatic conversion of shares	4,418,279	$326,980,798	5,044,809	$324,334,699
Shares issued in reinvestment of distributions	4,207,229	295,432,257	1,325,531	88,320,110
Shares redeemed	(6,831,640)	(496,527,685)	(7,322,687)	(466,015,973)
	1,793,868	$125,885,370	(952,347)	$(53,361,164)
Investor C
Shares sold	599,060	$32,850,400	676,637	$33,933,803
Shares issued in reinvestment of distributions	946,860	50,049,436	312,597	16,233,137
Shares redeemed and automatic conversion of shares	(1,934,704)	(107,069,427)	(1,579,819)	(79,231,894)
	(388,784)	$(24,169,591)	(590,585)	$(29,064,954)
Class K
Shares sold	1,209,603	$99,392,657	4,192,619	$299,508,059
Shares issued in reinvestment of distributions	744,659	58,869,418	177,138	13,138,324
Shares redeemed	(2,933,559)	(252,818,524)	(1,514,409)	(107,269,314)
	(979,297)	$(94,556,449)	2,855,348	$205,377,069
Class R
Shares sold	224,770	$16,782,096	266,788	$17,130,381
Shares issued in reinvestment of distributions	101,438	7,093,452	31,897	2,120,805
Shares redeemed	(279,452)	(20,526,116)	(282,790)	(17,865,794)
	46,756	$3,349,432	15,895	$1,385,392
	(1,828,325)	$(193,509,289)	1,202,730	$124,995,870
As of May 31, 2026, shares owned by BlackRock Financial Management, Inc., an affiliate of the Funds, were as follows:
Share Class	High Equity Income	Technology Opportunities
Class K	11,882	8,673
Notes to Financial Statements
77

Notes to Financial Statements  (continued)
11.
SUBSEQUENT EVENTS
Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were issued and has determined that there were no subsequent events requiring adjustment or additional disclosure in the financial statements.
782026 BlackRock Annual Financial Statements and Additional Information

Report of Independent Registered Public Accounting Firm
To the Shareholders and the Board of Directors of BlackRock Capital Appreciation Fund, Inc. and the Shareholders of BlackRock Energy Opportunities Fund, BlackRock Health Sciences Opportunities Portfolio, BlackRock High Equity Income Fund, BlackRock Mid-Cap Growth Equity Portfolio, BlackRock Technology Opportunities Fund, and the Board of Trustees of BlackRock FundsSM:
Opinion on the Financial Statements and Financial Highlights
We have audited the accompanying statements of assets and liabilities of BlackRock Capital Appreciation Fund, Inc., and BlackRock Energy Opportunities Fund, BlackRock Health Sciences Opportunities Portfolio, BlackRock High Equity Income Fund, BlackRock Mid-Cap Growth Equity Portfolio, BlackRock Technology Opportunities Fund of BlackRock FundsSM (the “Funds”), including the schedules of investments, as of May 31, 2026, the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended, and the related notes (collectively referred to as the “financial statements and financial highlights”). In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Funds as of May 31, 2026, and the results of their operations for the year then ended, the statements of changes in their net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements and financial highlights are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Funds are not required to have, nor were we engaged to perform, an audit of their internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Funds’ internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities owned as of May 31, 2026, by correspondence with custodians or counterparties; when replies were not received, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
/s/ Deloitte & Touche LLP
Boston, Massachusetts
July 21, 2026
We have served as the auditor of one or more BlackRock investment companies since 1992.
Report of Independent Registered Public Accounting Firm
79

Important Tax Information (unaudited)
The following amounts, or maximum amounts allowable by law, are hereby designated as qualified dividend income for individuals for the fiscal year ended May 31, 2026:
Fund Name	Qualified Dividend Income
Capital Appreciation	$ 11,952,454
Energy Opportunities	10,133,548
Health Sciences Opportunities	81,309,873
High Equity Income	18,834,844
Mid-Cap Growth Equity	11,151,316
Technology Opportunities	17,145,127
The following amount, or maximum amount allowable by law, is hereby designated as qualified business income for individuals for the fiscal year ended May 31, 2026:
Fund Name	Qualified Business Income
High Equity Income	$ 1,055,472
The Funds hereby designate the following amounts, or maximum amounts allowable by law, as capital gain dividends, subject to a long-term capital gains tax rate as noted below, for the fiscal year ended May 31, 2026:
Fund Name	20% Rate Long-Term Capital Gain Dividends
Capital Appreciation	$ 629,822,008
Health Sciences Opportunities	696,363,130
Mid-Cap Growth Equity	1,245,630,920
Technology Opportunities	724,014,756
The Funds hereby designate the following amounts, or maximum amounts allowable by law, of distributions from direct federal obligation interest for the fiscal year ended May 31, 2026:
Fund Name	Federal Obligation Interest
Energy Opportunities	$ 44,225
Health Sciences Opportunities	255,914
High Equity Income	1,187,667
Technology Opportunities	288,464
The following percentages, or maximum percentages allowable by law, of ordinary income distributions paid during the fiscal year ended May 31, 2026 qualified for the dividends-received deduction for corporate shareholders:
Fund Name	Dividends-Received Deduction
Energy Opportunities	82.83%
Health Sciences Opportunities	100.00
High Equity Income	10.64
Mid-Cap Growth Equity	5.79
Technology Opportunities	10.74
The Funds hereby designate the following amounts, or maximum amounts allowable by law, as interest income eligible to be treated as a Section 163(j) interest dividend for the fiscal year ended May 31, 2026:
Fund Name	Interest Dividends
Energy Opportunities	$ 87,391
Health Sciences Opportunities	501,874
High Equity Income	2,298,003
Technology Opportunities	467,892
802026 BlackRock Annual Financial Statements and Additional Information

Important Tax Information (unaudited) (continued)
The Funds hereby designate the following amounts, or maximum amounts allowable by law, as interest-related dividends eligible for exemption from U.S. withholding tax for nonresident aliens and foreign corporations for the fiscal year ended May 31, 2026:
Fund Name	Interest-Related Dividends	Qualified Short-Term Capital Gains
Energy Opportunities	$ 87,794	$ —
Health Sciences Opportunities	508,026	—
High Equity Income	2,357,886	—
Mid-Cap Growth Equity	—	266,999,924
Technology Opportunities	572,658	5,057,632
Important Tax Information
81

Additional Information
Changes in and Disagreements with Accountants
Not applicable.
Proxy Results
Not applicable.
Remuneration Paid to Directors, Officers, and Others
Compensation to the independent directors/trustees of BlackRock Capital Appreciation Fund, Inc. and the Trust is paid by BlackRock Capital Appreciation Fund, Inc. and the Trust on behalf of the Funds.
General Information
Quarterly performance, shareholder reports, semi-annual and annual financial statements, current net asset value and other information regarding the Funds may be found on BlackRock’s website, which can be accessed at blackrock.com. Any reference to BlackRock’s website in this report is intended to allow investors public access to information regarding the Funds and does not, and is not intended to, incorporate BlackRock’s website in this report.
Electronic Delivery
Shareholders can sign up for e-mail notifications of quarterly statements, annual and semi-annual shareholder reports and prospectuses by enrolling in the electronic delivery program.
To enroll in electronic delivery:
Shareholders Who Hold Accounts with Investment Advisors, Banks or Brokerages:
Please contact your financial advisor. Please note that not all investment advisors, banks or brokerages may offer this service.
Shareholders Who Hold Accounts Directly with BlackRock:
1. Access the BlackRock website at blackrock.com
2. Select “Access Your Account”
3. Next, select “eDelivery” in the “Related Resources” box and follow the sign-up instructions.
BlackRock’s Mutual Fund Family
BlackRock offers a diverse lineup of open-end mutual funds crossing all investment styles and managed by experts in equity, fixed-income and tax-exempt investing. Visit blackrock.com for more information.
Shareholder Privileges
Account Information
Call us at (800) 441-7762 from 8:00 AM to 6:00 PM ET on any business day to get information about your account balances, recent transactions and share prices. You can also visit blackrock.com for more information.
Automatic Investment Plans
Investor class shareholders who want to invest regularly can arrange to have $50 or more automatically deducted from their checking or savings account and invested in any of the BlackRock funds.
Systematic Withdrawal Plans
Investor class shareholders can establish a systematic withdrawal plan and receive periodic payments of $50 or more from their BlackRock funds, as long as their account balance is at least $10,000.
Retirement Plans
Shareholders may make investments in conjunction with Traditional, Rollover, Roth, Coverdell, Simple IRAs, SEP IRAs and 403(b) Plans.
822026 BlackRock Annual Financial Statements and Additional Information

Additional Information (continued)
Fund and Service Providers

Investment Adviser and Administrator
BlackRock Advisors, LLC
Wilmington, DE 19809
Sub-Adviser(a)
BlackRock International Limited
Edinburgh, EH3 5PP
United Kingdom
Accounting Agent and Custodian
The Bank of New York Mellon
New York, NY 10286
Transfer Agent
BNY Mellon Investment Servicing (US) Inc.
Westborough, MA 01581
(a) BlackRock Energy Opportunities Fund.
Independent Registered Public Accounting Firm
Deloitte & Touche LLP
Boston, MA 02110
Distributor
BlackRock Investments, LLC
New York, NY 10001
Legal Counsel
Ropes & Gray LLP
New York, NY 10036
Address of the Corporation/Trust
100 Bellevue Parkway
Wilmington, DE 19809
Additional Information
83

Disclosure of Investment Advisory Agreements and Sub-Advisory Agreement
The Board of Trustees of BlackRock FundsSM (the “Trust”) met on April 22, 2026 and May 19-20, 2026 to consider the approval to continue the investment advisory agreement (the “Trust Advisory Agreement”) between the Trust, on behalf of BlackRock Energy Opportunities Fund (the “Energy Opportunities Fund”), BlackRock Health Sciences Opportunities Portfolio (the “Health Sciences Opportunities Portfolio”), BlackRock High Equity Income Fund (the “High Equity Income Fund”), BlackRock Mid-Cap Growth Equity Portfolio (the “Mid-Cap Growth Equity Portfolio”), and BlackRock Technology Opportunities Fund (the “Technology Opportunities Fund”), and BlackRock Advisors, LLC (the “Manager” or “BlackRock”), each Fund’s investment advisor. The Board of Trustees of the Trust also considered the approval to continue the sub-advisory agreement (the “Trust Sub-Advisory Agreement”) between the Manager and BlackRock International Limited (the “Sub-Advisor”), with respect to the Energy Opportunities Fund.
The Board of Directors of BlackRock Capital Appreciation Fund, Inc. (the “Corporation” or “Capital Appreciation Fund”) met on April 22, 2026 and May 19-20, 2026 to consider the approval to continue the investment advisory agreement (the “Corporation Advisory Agreement”) between the Corporation and the Manager, the Fund’s investment advisor.
The Energy Opportunities Fund, Health Sciences Opportunities Portfolio, High Equity Income Fund, Mid-Cap Growth Equity Portfolio, Technology Opportunities Fund, and Capital Appreciation Fund are referred to herein individually as a “Fund” or collectively as the “Funds.” The Trust Advisory Agreement, the Trust Sub-Advisory Agreement, and the Corporation Advisory Agreement are referred to herein individually, as an “Agreement” and collectively, as the “Agreements.” For simplicity: (a) the Board of Trustees of the Trust and the Board of Directors of the Corporation are referred to herein individually as the “Board” and together as the “Boards” and the members are referred to as “Board Members”; and (b) the meeting held on April 22, 2026 is referred to as the “April Meeting” and the meetings held on May 19-20, 2026 are referred to as the “May Meeting.”
The Approval Process
Consistent with the requirements of the Investment Company Act of 1940 (the “1940 Act”), each Board considers the approval of the continuation of the relevant Agreement(s) for the applicable Fund on an annual basis. The Board Members who are not “interested persons” of the Trust or the Corporation, as defined in the 1940 Act, are considered independent Board Members (the “Independent Board Members”). Each Board’s consideration entailed a year-long deliberative process during which the Board and its committees assessed BlackRock’s various services to the applicable Fund, including through the review of written materials and oral presentations, and the review of additional information provided in response to requests from the Independent Board Members. The Boards had four quarterly meetings during the year, as well as numerous ad hoc meetings and executive sessions throughout the year, as needed. The committees of each Board similarly met throughout the year. The Boards also held the April Meeting to consider specific information regarding the renewal of the Agreements. In considering the renewal of the Agreements, the Boards assessed, among other things, the nature, extent and quality of the services provided to the Funds by BlackRock, BlackRock’s personnel and affiliates, including (as applicable): investment management services; accounting oversight; administrative and shareholder services; oversight of the Funds’ service providers; risk management and oversight; and legal, regulatory and compliance services. Throughout the year, including during the contract renewal process, the Independent Board Members were advised by independent legal counsel, and met with independent legal counsel in various executive sessions outside of the presence of BlackRock’s management.
During the year, the Boards, acting directly and through their committees, considered information that was relevant to their annual consideration of the renewal of the Agreements, including the services and support provided by BlackRock to the Funds and their shareholders. BlackRock also provided additional information to the Boards in response to specific questions and requests from the Boards. Among the matters the Boards considered, with respect to each Fund, as applicable, were: (a) investment performance for one-year, three-year, five-year, and/or since inception periods, as applicable, against peer funds, relevant benchmarks, and other performance metrics, as applicable, as well as BlackRock senior management’s and portfolio managers’ investment performance analyses, and the reasons for any material outperformance or underperformance relative to its peers, benchmarks, and other performance metrics, as applicable; (b) fees, including advisory, administration, if applicable, and other amounts paid to BlackRock and its affiliates by the Funds for applicable services; (c) the Funds’ operating expenses and how BlackRock allocates expenses to the Funds; (d) the resources devoted to, risk oversight of, and compliance reports relating to, implementation of the Funds’ investment objectives, policies and restrictions, and meeting regulatory requirements; (e) BlackRock’s and each Fund’s development and application of applicable compliance policies and procedures, as applicable; (f) the nature, character and scope of non-investment management services provided by BlackRock and its affiliates and the estimated cost of such services, as applicable; (g) BlackRock’s and other service providers’ internal controls and risk and compliance oversight mechanisms; (h) BlackRock’s implementation of the proxy voting policies approved by each Board; (i) execution quality of portfolio transactions; (j) BlackRock’s implementation of each Fund’s valuation and liquidity procedures; (k) an analysis of management fees paid to BlackRock for products with similar investment mandates across the open-end fund, exchange-traded fund (“ETF”), closed-end fund, sub-advised mutual fund, separately managed account, collective investment trust, and institutional separate account product channels, as applicable, and the similarities and differences between these products and the services provided as compared to each Fund; (l) BlackRock’s compensation methodology for its investment professionals and the incentives and accountability it creates, along with investment professionals’ investments in the fund(s) they manage; and (m) periodic updates on BlackRock’s business.
Prior to and in preparation for the April Meeting, the Boards received and reviewed materials specifically relating to the renewal of the applicable Agreement(s). The Independent Board Members engaged in a process with their independent legal counsel and BlackRock to review the nature and scope of the information provided to the Boards to better assist their deliberations. The materials provided in connection with the April Meeting included, among other things: (a) information independently compiled and prepared by Broadridge Financial Solutions, Inc. (“Broadridge”), based on either a Lipper classification or Morningstar category, regarding the fees and expenses of each Fund as compared with a peer group of funds as determined by Broadridge (“Expense Peers”) and the investment performance of the Funds as compared with a peer group of funds (“Performance Peers”); (b) information on the composition of the Expense Peers and Performance Peers and a description of Broadridge’s methodology; (c) information on the estimated profits realized by BlackRock and its affiliates pursuant to the applicable Agreement(s) and a discussion of fall-out benefits to BlackRock and its affiliates; (d) a general analysis provided by BlackRock concerning investment management fees received in connection with other types of investment products, such as institutional accounts, sub-advised mutual funds, ETFs, closed-end funds, open-end funds, and separately managed accounts, under similar investment mandates, as well as the performance of such other products, as applicable; (e) a review of non-management fees, as applicable; (f) the existence, impact and sharing of potential economies of scale, if any, with the Funds; (g) a summary of aggregate amounts paid by each Fund to BlackRock; (h) sales and redemption data regarding each Fund’s shares; and (i) various additional information requested by the Boards as appropriate regarding BlackRock’s and each Fund’s operations.
842026 BlackRock Annual Financial Statements and Additional Information

Disclosure of Investment Advisory Agreements and Sub-Advisory Agreement (continued)
At the April Meeting, each Board reviewed materials relating to its consideration of the applicable Agreement(s) and the Independent Board Members presented BlackRock with questions and requests for additional information. BlackRock responded to these questions and requests with additional written information in advance of the May Meeting, and such responses were reviewed by the Board Members.
At the May Meeting, each Board concluded, with respect to the applicable Fund, its assessment of, among other things: (a) the nature, extent and quality of the services provided by BlackRock; (b) the investment performance of the Fund as compared to their Performance Peers and to other metrics, as applicable; (c) the advisory fee and the estimated cost of the services and estimated profits realized by BlackRock and its affiliates from their relationship with the Fund; (d) the Fund’s fees and expenses compared to its Expense Peers; (e) the existence and sharing of potential economies of scale; (f) any fall-out benefits to BlackRock and its affiliates as a result of BlackRock’s relationship with the Fund; and (g) other factors deemed relevant by the Board Members.
Each Board also considered other matters it deemed important to the approval process, such as other payments made or benefits that inure to BlackRock or its affiliates including relating to, as applicable, securities lending and cash management activities of the applicable Fund. Each Board noted the willingness of BlackRock’s personnel to engage in open, candid discussions with the Board. Each Board evaluated the information available to it on a fund-by-fund basis. The following paragraphs provide more information about some of the primary factors that were relevant to each Board’s decision. The Board Members did not identify any particular information, or any single factor as determinative, and each Board Member may have attributed different weights to the various items and factors considered.
A. Nature, Extent and Quality of the Services Provided by BlackRock
Each Board, including the Independent Board Members, reviewed the nature, extent and quality of services provided by BlackRock, including the investment advisory services, and the resulting performance of the applicable Fund. Throughout the year, each Board compared the applicable Fund’s performance to the performance of a comparable group of funds, relevant benchmarks, and performance metrics, as applicable. Throughout the year, the Boards met with BlackRock’s senior management personnel responsible for investment activities, including the senior investment officers. Each Board also reviewed the materials provided by the applicable Fund’s portfolio management team discussing the Fund’s performance, investment strategies and outlook.
Each Board considered, among other factors, with respect to BlackRock: the experience of the applicable Fund’s portfolio management team (including the tenure of or changes in the portfolio management team); research capabilities; investments by portfolio managers in the funds they manage; portfolio trading capabilities; use of certain trading, portfolio management, operations and/or information systems owned by BlackRock; commitment to compliance; credit analysis capabilities; risk analysis and oversight capabilities; and the approach to training and retaining portfolio managers and other research, advisory and management personnel. The Boards also considered BlackRock’s overall risk management program, including the continued efforts of BlackRock and its affiliates to address cybersecurity risks, the role of BlackRock’s Risk & Quantitative Analysis Group, and BlackRock’s policies and procedures for third-party vendor oversight. The Boards engaged in a review of BlackRock’s compensation structure with respect to the applicable Fund’s portfolio management team and BlackRock’s ability to attract and retain high-quality talent and create performance incentives.
In addition to investment advisory services, the Boards considered the nature and quality of the administrative and other non-investment advisory services provided to the Funds. BlackRock and its affiliates provide the Funds with certain administrative, shareholder and other services (in addition to any such services provided to the Funds by third parties) and officers and other personnel as are necessary for the operations of the Funds. In particular, BlackRock and its affiliates provide each Fund with administrative services including, among others: (i) responsibility for disclosure documents, such as the prospectus, the summary prospectus (as applicable), the statement of additional information, and periodic shareholder reports; (ii) oversight of daily accounting and net asset value; and services related to the valuation and pricing of the Fund’s portfolio holdings; (iii) responsibility for periodic filings with regulators; (iv) overseeing and coordinating the activities of third-party service providers including, among others, the Fund’s custodian, fund accountant, transfer agent, and auditor; (v) organizing Board meetings and preparing the materials for such Board meetings; (vi) providing legal and compliance support; (vii) furnishing analytical and other support to assist the Fund’s Board in its consideration of strategic issues such as the merger, consolidation or repurposing of certain open-end funds; and (viii) performing or managing administrative functions necessary for the operation of the Fund, such as tax reporting, expense management, fulfilling regulatory filing requirements, overseeing the Fund’s distribution partners, and shareholder call center and other services. The Boards reviewed the structure and duties of BlackRock’s fund administration, shareholder services, and legal and compliance departments and considered BlackRock’s policies and procedures for assuring compliance with applicable laws and regulations. Each Board also considered the operation of BlackRock’s business continuity plans.
The Boards noted that the engagement of the Sub-Advisor with respect to the Energy Opportunities Fund facilitates the provision of investment advice and trading by investment personnel located outside of the United States. The Boards considered that this arrangement provides additional flexibility to the portfolio management team, which may benefit the applicable Fund and its shareholders.
B. The Investment Performance of the Funds
Each Board, including the Independent Board Members, reviewed and considered the performance history of the applicable Fund throughout the year and at the April Meeting. The Boards were provided with the Funds’ performance reporting and analysis, relative to applicable performance metrics, by BlackRock throughout the year and at the April Meeting. In preparation for the April Meeting, the Boards were also provided with reports independently prepared by Broadridge, which included an analysis of the Funds’ performance as of December 31, 2025, as compared to their Performance Peers. Broadridge ranks funds in quartiles, ranging from first to fourth, where first is the most desirable quartile position and fourth is the least desirable. In connection with its review, each Board received and reviewed information regarding the investment performance of the applicable Fund as compared to its Performance Peers. Each Board and its Performance Oversight Committee regularly review and meet with Fund management to discuss the performance of the applicable Fund throughout the year.
Each Board noted that while it found the data provided by Broadridge generally useful, it recognized the limitations of such data, including in particular, that notable differences may exist between a fund and its Performance Peers (for example, the investment objectives and strategies). Further, each Board recognized that the performance data reflects a snapshot of a period as of a particular date and that selecting a different performance period could produce significantly different results. Each Board also acknowledged that long-term performance could be impacted by even one period of significant outperformance or underperformance, and that a single investment theme could have the ability to disproportionately affect long-term performance.
Disclosure of Investment Advisory Agreements and Sub-Advisory Agreement
85

Disclosure of Investment Advisory Agreements and Sub-Advisory Agreement (continued)
The Board of the Trust noted that for each of the one-, three- and five-year periods reported, the Energy Opportunities Fund ranked in the second quartile against its Performance Peers.
The Board of the Trust noted that for the one-, three- and five-year periods reported, the Health Sciences Opportunities Portfolio ranked in the third, second and second quartiles, respectively, against its Performance Peers. The Board and BlackRock reviewed the Fund’s underperformance relative to its Performance Peers during the applicable period.
The Board of the Trust noted that for the one-, three- and five-year periods reported, the High Equity Income Fund ranked in the first, third and second quartiles, respectively, against its Performance Peers. The Board and BlackRock reviewed the Fund’s underperformance relative to its Performance Peers during the applicable period.
The Board of the Trust noted that for the one-, three- and five-year periods reported, the Mid-Cap Growth Equity Portfolio ranked in the fourth, third and fourth quartiles, respectively, against its Performance Peers. The Board and BlackRock reviewed the Fund’s underperformance relative to its Performance Peers during the applicable periods.
The Board of the Trust noted that for the one-, three- and five-year periods reported, the Technology Opportunities Fund ranked in the third, second and third quartiles, respectively, against its Performance Peers. The Board and BlackRock reviewed the Fund’s underperformance relative to its Performance Peers during the applicable periods.
The Board of the Corporation noted that for the one-, three- and five-year periods reported, the Capital Appreciation Fund ranked in the third, second and third quartiles, respectively, against its Performance Peers. The Board and BlackRock reviewed the Fund’s underperformance relative to its Performance Peers during the applicable periods.
C. Consideration of the Advisory/Management Fees and the Estimated Costs of the Services and Estimated Profits Realized by BlackRock and its Affiliates from their Relationship with the Funds
Each Board, including the Independent Board Members, reviewed the applicable Fund’s contractual management fee rate compared with those of its Expense Peers. The contractual management fee rates represent a combination of the advisory fee and any administrative fees, before taking into account any reimbursements or fee waivers. Each Board also compared the applicable Fund’s total expense ratio, as well as its actual management fee rates, to those of its Expense Peers. The total expense ratio represents a fund’s total net operating expenses, including any 12b-1 or non-12b-1 service fees. The total expense ratio gives effect to any expense reimbursements or fee waivers, and the actual management fee rates give effect to any management fee reimbursements or waivers. The Boards considered that the fee and expense information in the Broadridge report for the Funds reflected information for a specific period and that historical asset levels and expenses may differ from current levels, particularly in a period of market volatility. The Boards also noted that while they found the expense comparison provided by Broadridge generally useful, it recognized that the comparison is subject to Broadridge’s defined peer selection criteria and methodology. The Boards considered the services provided and the fees charged by BlackRock and its affiliates to other types of clients with similar investment mandates, as applicable, including institutional accounts and sub-advised mutual funds (including mutual funds sponsored by third parties).
The Boards reviewed BlackRock’s profitability methodology and were also provided with an estimated profitability analysis that detailed the revenues earned and the expenses incurred by BlackRock for services provided to the Funds. The Boards reviewed BlackRock’s estimated profitability with respect to the Funds and other funds the Boards currently oversee for the year ended December 31, 2025 compared to available aggregate estimated profitability data provided for the prior two years. The Boards reviewed BlackRock’s estimated profitability with respect to certain other U.S. fund complexes managed by the Manager and/or its affiliates. The Boards reviewed BlackRock’s assumptions and methodology of allocating expenses in the estimated profitability analysis, noting the inherent limitations in allocating costs among various advisory products. The Boards recognized that profitability may be affected by numerous factors including, among other things, fee waivers and expense reimbursements by the Manager, the types of funds managed, precision of expense allocations and business mix. The Boards thus recognized the limitations of calculating and comparing profitability at the individual fund level.
The Boards received and reviewed statements relating to BlackRock’s financial condition. The Boards reviewed BlackRock’s overall operating margin, in general, compared to that of certain other publicly traded asset management firms. The Boards considered the differences between BlackRock and these other firms, including the contribution of BlackRock’s technology business, BlackRock’s expense management, and the relative product mix. The Boards noted that, in general, individual fund or product line profitability information for other advisors is not publicly available.
Each Board considered whether BlackRock has the financial resources necessary to attract and retain high quality investment management personnel to perform its obligations under the applicable Agreement(s) and to continue to provide the high quality of services that is expected by the Board. The Boards further considered factors including but not limited to BlackRock’s commitment of time and resources, assumption of risk, and liability profile in servicing the Funds, including in contrast to what is required of BlackRock with respect to other products with similar investment mandates across the open-end fund, ETF, closed-end fund, sub-advised mutual fund, separately managed account, collective investment trust, and institutional separate account product channels, as applicable.
The Board of the Trust noted that the Energy Opportunities Fund’s contractual management fee rate ranked in the second quartile, and that the actual management fee rate and total expense ratio ranked in the third and first quartiles, respectively, relative to the Fund’s Expense Peers. The Board also noted that the Fund has an advisory fee arrangement that includes breakpoints that adjust the fee rate downward as the size of the Fund increases above certain contractually specified levels. The Board additionally noted that the breakpoints can, conversely, adjust the advisory fee rate upward as the size of the Fund decreases below certain contractually specified levels. The Board further noted that BlackRock and the Board have contractually agreed to a cap on the Fund’s total expenses as a percentage of the Fund’s average daily net assets on a class-by-class basis.
The Board of the Trust noted that the Health Sciences Opportunities Portfolio’s contractual management fee rate ranked in the fourth quartile, and that the actual management fee rate and total expense ratio each ranked in the third quartile relative to the Fund’s Expense Peers. The Board also noted that the Fund has an advisory fee arrangement that includes breakpoints that adjust the fee rate downward as the size of the Fund increases above certain contractually specified levels. The Board additionally noted that the breakpoints can, conversely, adjust the advisory fee rate upward as the size of the Fund decreases below certain contractually specified levels.
The Board of the Trust noted that the High Equity Income Fund’s contractual management fee rate ranked in the second quartile, and that the actual management fee rate and total expense ratio each ranked in the third quartile relative to the Fund’s Expense Peers. The Board also noted that the Fund has an advisory fee arrangement that includes
862026 BlackRock Annual Financial Statements and Additional Information

Disclosure of Investment Advisory Agreements and Sub-Advisory Agreement (continued)
breakpoints that adjust the fee rate downward as the size of the Fund increases above certain contractually specified levels. The Board additionally noted that the breakpoints can, conversely, adjust the advisory fee rate upward as the size of the Fund decreases below certain contractually specified levels. The Board further noted that BlackRock and the Board have contractually agreed to a cap on the Fund’s total expenses as a percentage of the Fund’s average daily net assets on a class-by-class basis.
The Board of the Trust noted that the Mid-Cap Growth Equity Portfolio’s contractual management fee rate ranked in the third quartile, and that the actual management fee rate and total expense ratio each ranked in the third quartile relative to the Fund’s Expense Peers. The Board also noted that the Fund has an advisory fee arrangement that includes breakpoints that adjust the fee rate downward as the size of the Fund increases above certain contractually specified levels. The Board additionally noted that the breakpoints can, conversely, adjust the advisory fee rate upward as the size of the Fund decreases below certain contractually specified levels. The Board further noted that BlackRock and the Board have contractually agreed to a cap on the Fund’s total expenses as a percentage of the Fund’s average daily net assets on a class-by-class basis.
The Board of the Trust noted that the Technology Opportunities Fund’s contractual management fee rate ranked in the fourth quartile, and that the actual management fee rate and total expense ratio each ranked in the fourth quartile relative to the Fund’s Expense Peers. The Board also noted that the Fund has an advisory fee arrangement that includes breakpoints that adjust the fee rate downward as the size of the Fund increases above certain contractually specified levels. The Board additionally noted that the breakpoints can, conversely, adjust the advisory fee rate upward as the size of the Fund decreases below certain contractually specified levels. The Board further noted that BlackRock and the Board have contractually agreed to a cap on the Fund’s total expenses as a percentage of the Fund’s average daily net assets on a class-by-class basis. After discussions between the Board, including the Independent Board Members, and BlackRock, the Board and BlackRock agreed to a lower contractual expense cap, on a class-by-class basis. The contractual expense cap reduction was implemented on June 1, 2026.
The Board of the Corporation noted that the Capital Appreciation Fund’s contractual management fee rate ranked in the second quartile, and that the actual management fee rate and total expense ratio each ranked in the second quartile relative to the Fund’s Expense Peers. The Board also noted that the Fund has an advisory fee arrangement that includes breakpoints that adjust the fee rate downward as the size of the Fund increases above certain contractually specified levels. The Board additionally noted that the breakpoints can, conversely, adjust the advisory fee rate upward as the size of the Fund decreases below certain contractually specified levels. The Board further noted that BlackRock and the Board have contractually agreed to a cap on the Fund’s total expenses as a percentage of the Fund’s average daily net assets on a class-by-class basis.
D. Economies of Scale
Each Board, including the Independent Board Members, considered the extent to which any economies of scale might benefit the Funds in a variety of ways as the assets of the applicable Fund increase. Each Board considered multiple factors, including the advisory fee rate and breakpoints, unitary fee structure, fee waivers, and/or expense caps, as applicable. Each Board considered the applicable Fund’s asset levels and whether the current fee schedule was appropriate.
E. Other Factors Deemed Relevant by the Board Members
Each Board, including the Independent Board Members, also took into account other ancillary or “fall-out” benefits that BlackRock or its affiliates may derive from BlackRock’s respective relationships with the applicable Fund, both tangible and intangible, such as BlackRock’s ability to leverage its investment professionals who manage other portfolios and its risk management personnel, an increase in BlackRock’s profile in the investment advisory community, and the engagement of BlackRock’s affiliates as service providers to the Funds, including for administrative, distribution, securities lending, and cash management services. The Boards also noted the revenue received by BlackRock and/or its affiliates pursuant to an agreement that permits a service provider to use certain portions of BlackRock’s technology platform to service accounts managed by BlackRock and/or its affiliates. With respect to securities lending, during the year the Boards also considered information provided by independent third-party consultants related to the performance of each BlackRock affiliate as securities lending agent. The Boards considered BlackRock’s overall operations and its efforts to expand the scale of, and improve the quality of, its operations. The Boards noted that, subject to applicable law, BlackRock may use and benefit from third-party research obtained by soft dollars generated by certain registered fund transactions to assist in managing all or a number of its other client accounts. Throughout the year, the Boards also received information and reporting, as applicable, regarding BlackRock’s soft dollar, brokerage, and trade execution practices.
Conclusion
At the May Meeting, in a continuation of the discussions that occurred during the April Meeting, and as a culmination of the Board of the Trust’s year-long deliberative process, the Board of the Trust, including the Independent Board Members, unanimously approved the continuation of the Trust Advisory Agreement between the Manager and the Trust, on behalf of the Energy Opportunities Fund, Health Sciences Opportunities Portfolio, High Equity Income Fund, Mid-Cap Growth Equity Portfolio, and Technology Opportunities Fund, for a one-year term ending June 30, 2027, and the Trust Sub-Advisory Agreement between the Manager and the Sub-Advisor, with respect to the Energy Opportunities Fund, for a one-year term ending June 30, 2027.
At the May Meeting, in a continuation of the discussions that occurred during the April Meeting, and as a culmination of the Board of the Corporation’s year-long deliberative process, the Board of the Corporation, including the Independent Board Members, unanimously approved the continuation of the Corporation Advisory Agreement between the Manager and the Corporation, on behalf of the Capital Appreciation Fund, for a one-year term ending June 30, 2027.
Based upon their evaluation of all of the aforementioned factors in their totality, as well as other information, the Boards, including the Independent Board Members, were satisfied that the terms of the Agreements were fair and reasonable and in the best interest of each Fund, as applicable, and its shareholders. In arriving at its decision to approve the Agreements, the Boards did not identify any single factor or group of factors as all-important or controlling, but considered all factors together, and different Board Members may have attributed different weights to the various factors considered. The Independent Board Members were advised by independent legal counsel throughout the deliberative process.
Disclosure of Investment Advisory Agreements and Sub-Advisory Agreement
87

Glossary of Terms Used in these Financial Statements

Currency Abbreviation
CAD	Canadian Dollar
CHF	Swiss Franc
EUR	Euro
GBP	British Pound
USD	United States Dollar

Portfolio Abbreviation
ADR	American Depositary Receipt
CVR	Contingent Value Rights
GDR	Global Depositary Receipt
NVS	Non-Voting Shares
REIT	Real Estate Investment Trust
882026 BlackRock Annual Financial Statements and Additional Information

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Want to know more?
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This report is intended for current holders. It is not authorized for use as an offer of sale or a solicitation of an offer to buy shares of the Funds unless preceded or accompanied by the Funds’ current prospectus. Past performance results shown in this report should not be considered a representation of future performance. Investment returns and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Statements and other information herein are as dated and are subject to change.

Item 8 –	Changes in and Disagreements with Accountants for Open-End Management Investment Companies – See Item 7

Item 9 –	Proxy Disclosures for Open-End Management Investment Companies – See Item 7

Item 10 –	Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies – See Item 7

Item 11 –	Statement Regarding Basis for Approval of Investment Advisory Contract – See Item 7

Item 12 –	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies – Not Applicable

Item 13 –	Portfolio Managers of Closed-End Management Investment Companies – Not Applicable

Item 14 –	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers – Not Applicable

Item 15 –	Submission of Matters to a Vote of Security Holders – There have been no material changes to these procedures.

6

Item 16 –	Controls and Procedures

(a) The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (the “Exchange Act”).

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17 –	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies – Not Applicable

Item 18 –	Recovery of Erroneously Awarded Compensation – Not Applicable

Item 19 –	Exhibits attached hereto

(a)(1) Code of Ethics – See Item 2

(a)(2) Any policy required by the listing standards adopted pursuant to Rule 10D-1 under the Exchange Act (17 CFR 240.10D-1) by the registered national securities exchange or registered national securities association upon which the registrant’s securities are listed – Not Applicable

(a)(3) Section 302 Certifications are attached.

(a)(4) Any written solicitation to purchase securities under Rule 23c-1 – Not Applicable

(a)(5) Change in Registrant’s independent public accountant – Not Applicable

(b) Section 906 Certifications are attached.

7

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock FundsSM

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock FundsSM

Date: July 27, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock FundsSM

Date: July 27, 2026

By:	/s/ Trent Walker
Trent Walker
Chief Financial Officer (principal financial officer) of
BlackRock FundsSM

Date: July 27, 2026

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